UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08236

                             Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

                             Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%
Aerospace & Defense - 5.6%
Boeing (The) Co.	84,966	$11,044
Lockheed Martin Corp.	36,625	7,053

		18,097

Asset Management - 1.3%
BlackRock, Inc.	11,822	4,227

Banking - 10.6%
Cullen/Frost Bankers, Inc.	38,329	2,708
JPMorgan Chase & Co.	81,584	5,105
M&T Bank Corp.	24,151	3,034
New York Community Bancorp, Inc.	139,630	2,234
People’s United Financial, Inc.	172,486	2,618
Valley National Bancorp	256,298	2,489
Wells Fargo & Co.	300,013	16,447

		34,635

Biotechnology & Pharmaceuticals - 8.9%
Merck & Co., Inc.	225,451	12,803
Pfizer, Inc.	520,443	16,212

		29,015

Chemicals - 2.5%
Dow Chemical (The) Co.	175,821	8,019

Commercial Services - 2.3%
Deluxe Corp.	50,363	3,135
H&R Block, Inc.	124,700	4,200

		7,335

Consumer Products - 10.8%
Altria Group, Inc.	340,436	16,773
Archer-Daniels-Midland Co.	55,600	2,891
Clorox (The) Co.	35,514	3,701
Dr Pepper Snapple Group, Inc.	58,403	4,186
Philip Morris International, Inc.	45,487	3,705
Reynolds American, Inc.	63,882	4,106

		35,362

Distributors - Consumer Staples - 0.8%
Sysco Corp.	68,813	2,731

Distributors - Discretionary - 0.9%
Genuine Parts Co.	27,479	2,928

Hardware - 5.4%
Apple, Inc.	45,200	4,989
Comtech Telecommunications Corp.	73,103	2,304
Diebold, Inc.	16,500	572
Garmin Ltd.	43,826	2,315
Seagate Technology PLC	112,894	7,508

		17,688

Health Care Facilities & Services - 0.8%
Owens & Minor, Inc.	74,132	2,603

Insurance - 1.1%
Cincinnati Financial Corp.	50,093	2,596
Mercury General Corp.	14,829	841

		3,437

Oil, Gas & Coal - 6.9%
Chevron Corp.	80,674	9,050
ConocoPhillips	116,641	8,055
HollyFrontier Corp.	67,700	2,537
Spectra Energy Corp.	82,768	3,005

		22,647

Real Estate Investment Trusts - 6.7%
Corrections Corp. of America	102,564	3,727
Digital Realty Trust, Inc.	48,227	3,198
Healthcare Realty Trust, Inc.	126,935	3,468
Hospitality Properties Trust	129,201	4,005
Iron Mountain, Inc.	107,270	4,147
National Retail Properties, Inc.	87,717	3,453

		21,998

Recreational Facilities & Services - 1.6%
Regal Entertainment Group, Class A	120,717	2,579
Six Flags Entertainment Corp.	62,256	2,686

		5,265

Retail - Discretionary - 6.2%
Home Depot (The), Inc.	166,200	17,446
Macy’s, Inc.	40,300	2,650

		20,096

Semiconductors - 5.2%
KLA-Tencor Corp.	38,894	2,735
Linear Technology Corp.	90,781	4,140
Texas Instruments, Inc.	190,535	10,187

		17,062

Software - 2.0%
Activision Blizzard, Inc.	169,000	3,405
Computer Programs & Systems, Inc.	51,913	3,154

		6,559

Technology Services - 7.2%
Accenture PLC, Class A	118,614	10,593

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Technology Services - 7.2% continued
Broadridge Financial Solutions, Inc.	105,100	$4,853
Computer Sciences Corp.	32,588	2,055
Paychex, Inc.	66,228	3,058
Science Applications International Corp.	61,095	3,026

		23,585

Telecom - 2.0%
Frontier Communications Corp.	721,235	4,811
Windstream Holdings, Inc.	195,100	1,607

		6,418

Transportation & Logistics - 3.2%
United Parcel Service, Inc., Class B	92,666	10,302

Utilities - 5.7%
American Electric Power Co., Inc.	77,578	4,710
DTE Energy Co.	73,656	6,362
Entergy Corp.	40,753	3,565
Vectren Corp.	82,914	3,833

		18,470

Waste & Environment Services & Equipment - 1.3%
Covanta Holding Corp.	199,758	4,397

Total Common Stocks (Cost $291,058)		322,876

INVESTMENT COMPANIES - 1.0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	3,365,936	3,366

Total Investment Companies (Cost $3,366)		3,366

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.06%, 4/30/15	$300	$300

Total Short-Term Investments (Cost $300)		300

Total Investments - 100.1% (Cost $294,724)		326,542

Liabilities less Other Assets - (0.1)%		(367)

NET ASSETS - 100.0%		$326,175

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $9,239,000 with net sales of approximately $5,873,000 during the nine months ended December 31, 2014.

Percentages shown are based on Net Assets.

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.8%
Consumer Staples	11.8
Energy	7.0
Financials	19.9
Health Care	10.8
Industrials	11.1
Information Technology	18.4
Materials	2.5
Telecommunication Services	2.0
Utilities	5.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$322,876	(1)	$—	$—	$322,876
Investment Companies	3,366		—	—	3,366
Short Term Investments	—		300	—	300

Total Investments	$326,242		$300	$—	$326,542

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$294,773

Gross tax appreciation of investments	$35,772
Gross tax depreciation of investments	(4,003)

Net tax appreciation of investments	$31,769

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.1%
Australia - 2.1%
BHP Billiton Ltd.	86,050	$2,042
Woodside Petroleum Ltd.	51,680	1,606
WorleyParsons Ltd.	112,520	928

		4,576

Belgium - 2.3%
Anheuser-Busch InBev N.V.	44,456	5,003

Brazil - 2.1%
Petroleo Brasileiro S.A. ADR*	278,712	2,035
Vale S.A. ADR	314,914	2,576

		4,611

China - 2.9%
Bank of China Ltd., Class H	11,469,420	6,422

Denmark - 1.2%
Novo Nordisk A/S, Class B	62,167	2,630

France - 14.1%
Airbus Group N.V.	38,157	1,895
BNP Paribas S.A.	50,820	2,986
Bouygues S.A.	115,351	4,163
Casino Guichard Perrachon S.A.	27,820	2,560
Cie Generale des Etablissements Michelin	37,922	3,438
Danone S.A.	44,955	2,957
GDF Suez	130,635	3,051
Hermes International	2	1
LVMH Moet Hennessy Louis Vuitton S.A.	27,691	4,379
Societe Generale S.A.	84,725	3,560
Total S.A.	38,264	1,973

		30,963

Germany - 13.6%
Allianz S.E. (Registered)	22,546	3,746
Bayer A.G. (Registered)	26,287	3,594
Deutsche Bank A.G. (Registered)	78,537	2,374
GEA Group A.G.	84,547	3,743
Infineon Technologies A.G.	395,682	4,242
Rheinmetall A.G.	64,233	2,813
SAP S.E.	70,512	4,986
Siemens A.G. (Registered)	38,533	4,370

		29,868

Hong Kong - 0.9%
AIA Group Ltd.	365,750	2,014

Italy - 1.5%
Prysmian S.p.A.	184,625	3,360

Japan - 10.5%
Kawasaki Heavy Industries Ltd.	779,450	3,559
KDDI Corp.	63,325	3,962
Kubota Corp.	204,450	2,969
Mitsubishi UFJ Financial Group, Inc.	822,463	4,508
Sony Corp.*	225,500	4,591
Tokio Marine Holdings, Inc.	109,925	3,570

		23,159

Netherlands - 1.5%
Royal Dutch Shell PLC, Class A	2,409	80
Royal Dutch Shell PLC, Class B	96,351	3,310

		3,390

Singapore - 1.7%
DBS Group Holdings Ltd.	239,774	3,703

South Korea - 3.4%
Samsung Electronics Co. Ltd.	4,406	5,296
SK Telecom Co. Ltd. ADR	83,876	2,266

		7,562

Spain - 3.6%
Banco Bilbao Vizcaya Argentaria S.A.	220,388	2,074
Banco Santander S.A.	383,435	3,206
Iberdrola S.A.	383,113	2,578

		7,858

Sweden - 2.3%
Husqvarna AB, Class B	311,994	2,295
Telefonaktiebolaget LM Ericsson, Class B	236,429	2,863

		5,158

Switzerland - 10.8%
ABB Ltd. (Registered)*	135,567	2,868
Aryzta A.G.*	28,082	2,158
Credit Suisse Group A.G. (Registered)*	91,638	2,297
Givaudan S.A. (Registered)*	2,562	4,581
Novartis A.G. (Registered)	67,201	6,180
Roche Holding A.G. (Genusschein)	21,144	5,731

		23,815

United Kingdom - 14.1%
Barclays PLC	1,217,608	4,577
BP PLC	517,451	3,286
Diageo PLC	188,981	5,420
GlaxoSmithKline PLC	141,844	3,035
Prudential PLC	198,197	4,561
Standard Chartered PLC	154,210	2,313

NORTHERN FUNDS QUARTERLY REPORT    1     EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.1% continued
United Kingdom - 14.1% continued
Vodafone Group PLC	901,280	$3,088
WPP PLC	224,125	4,650

		30,930

United States - 5.5%
Carnival Corp.	105,018	4,760
Halliburton Co.	96,569	3,798
Schlumberger Ltd.	40,639	3,471

		12,029

Total Common Stocks(1) (Cost $172,355)		207,051

PREFERRED STOCKS - 4.8%
Brazil - 3.0%
Itau Unibanco Holding S.A. ADR	508,136	6,611

Germany - 1.8%
Volkswagen A.G.	17,851	3,987

Total Preferred Stocks(1) (Cost $9,793)		10,598

INVESTMENT COMPANIES - 0.5%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	1,067,027	1,067

Total Investment Companies (Cost $1,067)		1,067

Total Investments - 99.4% (Cost $183,215)		218,716

Other Assets less Liabilities - 0.6%		1,337

NET ASSETS - 100.0%		$220,053

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $1,450,000 with net sales of approximately $383,000 during the nine months ended December 31, 2014.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	12.9%
Consumer Staples	8.3
Energy	9.4
Financials	26.9
Health Care	9.7
Industrials	13.7
Information Technology	8.0
Materials	4.2
Telecommunication Services	4.3
Utilities	2.6

Total	100.0%

At December 31, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	37.2%
British Pound	15.8
United States Dollar	11.7
Swiss Franc	11.0
Japanese Yen	10.6
All other currencies less than 5%	13.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in the portfolio on December 31, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities.The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$4,611	$—		$—	$4,611
South Korea	2,266	5,296		—	7,562
United States	12,029	—		—	12,029
All Other Countries	—	182,849	(1)	—	182,849
Preferred Stocks
Brazil	6,611	—		—	6,611
Germany	—	3,987		—	3,987
Investment Companies	1,067	—		—	1,067

Total Investments	$26,584	$192,132		$—	$218,716

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$188,377

Gross tax appreciation of investments	$48,031
Gross tax depreciation of investments	(17,692)

Net tax appreciation of investments	$30,339

EQUITY FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%
Aerospace & Defense - 2.8%
Boeing (The) Co.	13,868	$1,803
General Dynamics Corp.	10,111	1,391
Lockheed Martin Corp.	7,585	1,461

		4,655

Apparel & Textile Products - 0.6%
Fossil Group, Inc.*	9,485	1,050

Asset Management - 0.6%
Leucadia National Corp.	45,955	1,030

Banking - 5.5%
Bank of America Corp.	73,540	1,316
Citigroup, Inc.	45,042	2,437
Fifth Third Bancorp	55,422	1,129
JPMorgan Chase & Co.	50,098	3,135
Wells Fargo & Co.	23,259	1,275

		9,292

Biotechnology & Pharmaceuticals - 8.0%
Amgen, Inc.	11,402	1,816
Gilead Sciences, Inc.*	23,350	2,201
Johnson & Johnson	34,694	3,628
Merck & Co., Inc.	41,782	2,373
Mylan, Inc.*	14,401	812
Pfizer, Inc.	88,175	2,746

		13,576

Chemicals - 1.8%
Avery Dennison Corp.	8,208	426
Dow Chemical (The) Co.	1,932	88
Eastman Chemical Co.	13,940	1,058
International Flavors & Fragrances, Inc.	1,986	201
LyondellBasell Industries N.V., Class A	16,781	1,332

		3,105

Commercial Services - 1.2%
Cintas Corp.	12,240	960
H&R Block, Inc.	32,573	1,097

		2,057

Consumer Products - 7.5%
Altria Group, Inc.	38,279	1,886
Archer-Daniels-Midland Co.	25,623	1,332
Avon Products, Inc.	100,140	940
Clorox (The) Co.	10,957	1,142
Coca-Cola (The) Co.	10,309	435
Dr. Pepper Snapple Group, Inc.	16,268	1,166
Kellogg Co.	17,145	1,122
Kimberly-Clark Corp.	11,871	1,372
Lorillard, Inc.	18,581	1,170
PepsiCo, Inc.	6,884	651
Philip Morris International, Inc.	2,597	212
Procter & Gamble (The) Co.	12,572	1,145

		12,573

Containers & Packaging - 1.8%
3M Co.	8,015	1,317
Ball Corp.	16,331	1,113
International Paper Co.	10,543	565

		2,995

Distributors - Discretionary - 0.7%
Genuine Parts Co.	11,441	1,219

Electrical Equipment - 2.2%
Dover Corp.	15,226	1,092
Emerson Electric Co.	21,842	1,348
General Electric Co.	51,238	1,295

		3,735

Gaming, Lodging & Restaurants - 0.9%
Darden Restaurants, Inc.	17,834	1,046
McDonald’s Corp.	4,467	418

		1,464

Hardware - 7.4%
Apple, Inc.	56,836	6,273
Cisco Systems, Inc.	81,756	2,274
Hewlett-Packard Co.	44,374	1,781
Pitney Bowes, Inc.	41,598	1,014
Seagate Technology PLC	16,542	1,100

		12,442

Health Care Facilities & Services - 2.6%
Aetna, Inc.	14,218	1,263
Anthem, Inc.	695	87
Cigna Corp.	11,785	1,213
UnitedHealth Group, Inc.	18,467	1,867

		4,430

Institutional Financial Services - 2.6%
Bank of New York Mellon (The) Corp.	25,563	1,037
Goldman Sachs Group (The), Inc.	9,061	1,757
Morgan Stanley	39,614	1,537

		4,331

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Insurance - 3.9%
Allstate (The) Corp.	17,947	$1,261
American International Group, Inc.	12,709	712
Assurant, Inc.	15,384	1,052
Berkshire Hathaway, Inc., Class B*	9,236	1,387
Travelers (The) Cos., Inc.	12,294	1,301
XL Group PLC	26,677	917

		6,630

Iron & Steel - 0.6%
Nucor Corp.	21,079	1,034

Machinery - 1.6%
Caterpillar, Inc.	3,028	277
Illinois Tool Works, Inc.	13,534	1,282
Parker-Hannifin Corp.	9,018	1,163

		2,722

Media - 5.7%
Comcast Corp., Class A	4,940	287
DIRECTV*	16,200	1,404
Expedia, Inc.	1,480	126
Facebook, Inc., Class A*	16,457	1,284
Gannett Co., Inc.	32,197	1,028
Google, Inc., Class A*	3,203	1,700
Omnicom Group, Inc.	15,509	1,201
VeriSign, Inc.*	18,067	1,030
Viacom, Inc., Class B	16,685	1,256
Walt Disney (The) Co.	2,910	274

		9,590

Medical Equipment & Devices - 2.5%
CR Bard, Inc.	6,813	1,135
Edwards Lifesciences Corp.*	8,358	1,065
Medtronic, Inc.	22,870	1,651
St. Jude Medical, Inc.	5,514	359
Waters Corp.*	481	54

		4,264

Oil, Gas & Coal - 8.3%
Chevron Corp.	7,996	897
ConocoPhillips	20,929	1,445
Exxon Mobil Corp.	50,002	4,623
Halliburton Co.	33,280	1,309
Helmerich & Payne, Inc.	14,689	990
Hess Corp.	16,428	1,213
National Oilwell Varco, Inc.	19,522	1,279
Schlumberger Ltd.	70	6
Tesoro Corp.	14,035	1,044
Valero Energy Corp.	25,522	1,263

		14,069

Passenger Transportation - 1.0%
Delta Air Lines, Inc.	8,713	429
Southwest Airlines Co.	30,957	1,310

		1,739

Real Estate Investment Trusts - 2.3%
Apartment Investment & Management Co.,
Class A	7,980	297
Equity Residential	2,588	186
HCP, Inc.	25,638	1,129
Host Hotels & Resorts, Inc.	48,898	1,162
Kimco Realty Corp.	42,182	1,060

		3,834

Retail - Consumer Staples - 2.0%
Kroger (The) Co.	17,133	1,100
Wal-Mart Stores, Inc.	25,547	2,194

		3,294

Retail - Discretionary - 5.4%
Amazon.com, Inc.*	1,820	565
Bed Bath & Beyond, Inc.*	15,290	1,164
Best Buy Co., Inc.	31,111	1,213
Coach, Inc.	31,003	1,164
GameStop Corp., Class A	29,107	984
Gap (The), Inc.	26,621	1,121
Home Depot (The), Inc.	1,483	156
Kohl’s Corp.	14,199	867
Lowe’s Cos., Inc.	7,532	518
Macy’s, Inc.	20,045	1,318

		9,070

Semiconductors - 2.4%
Intel Corp.	72,874	2,645
Micron Technology, Inc.*	37,408	1,310
QUALCOMM, Inc.	1,510	112

		4,067

Software - 4.2%
Microsoft Corp.	94,656	4,397
Oracle Corp.	44,131	1,984
Teradata Corp.*	15,174	663

		7,044

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Specialty Finance - 1.7%
Capital One Financial Corp.	7,614	$629
Navient Corp.	48,841	1,055
Western Union (The) Co.	62,308	1,116

		2,800

Technology Services - 3.1%
Accenture PLC, Class A	17,243	1,540
Computer Sciences Corp.	16,783	1,058
International Business Machines Corp.	14,340	2,301
Moody’s Corp.	3,292	315

		5,214

Telecom - 2.0%
AT&T, Inc.	16,523	555
CenturyLink, Inc.	20,806	824
Verizon Communications, Inc.	41,303	1,932

		3,311

Transportation & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	14,729	1,103
Norfolk Southern Corp.	4,553	499

		1,602

Utilities - 3.2%
AES Corp.	56,913	784
Consolidated Edison, Inc.	17,798	1,175
Entergy Corp.	13,223	1,157
FirstEnergy Corp.	29,560	1,152
Public Service Enterprise Group, Inc.	29,325	1,214

		5,482

Total Common Stocks (Cost $155,673)		163,720

INVESTMENT COMPANIES - 11.4%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	19,182,019	19,182

Total Investment Companies (Cost $19,182)		19,182

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.03%, 4/30/15(3)	$560	$560

Total Short-Term Investments (Cost $560)		560

Total Investments - 108.7% (Cost $175,415)		183,462

Liabilities less Other Assets - (8.7)%		(14,742)

NET ASSETS - 100.0%		$168,720

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	At March 31,2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $1,459,000 with net purchases of approximately $17,723,000 during the nine months ended December 31, 2014.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	46	$4,721	Long	3/15	$(1)

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.9%
Consumer Staples	9.7
Energy	8.6
Financials	16.6
Health Care	13.6
Industrials	10.8
Information Technology	19.9
Materials	3.6
Telecommunication Services	2.0
Utilities	3.3

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued	DECEMBER 31, 2014 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$163,720	(1)	$—	$—	$163,720
Investment Companies	19,182		—	—	19,182
Short Term Investments	—		560	—	560

Total Investments	$182,902		$560	$—	$183,462

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(1)		$—	$—	$(1)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$175,605

Gross tax appreciation of investments	$8,740
Gross tax depreciation of investments	(883)

Net tax appreciation of investments	$7,857

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%
Aerospace & Defense - 1.9%
Precision Castparts Corp.	11,931	$2,874

Apparel & Textile Products - 1.2%
VF Corp.	23,440	1,756

Automotive - 1.9%
General Motors Co.	78,404	2,737

Banking - 10.8%
Citigroup, Inc.	94,219	5,098
JPMorgan Chase & Co.	97,118	6,078
Wells Fargo & Co.	85,377	4,680

		15,856

Biotechnology & Pharmaceuticals - 5.3%
Amgen, Inc.	9,431	1,502
Celgene Corp.*	16,341	1,828
Gilead Sciences, Inc.*	27,820	2,622
Pfizer, Inc.	61,723	1,923

		7,875

Chemicals - 1.6%
Monsanto Co.	19,736	2,358

Consumer Products - 3.2%
Church & Dwight Co., Inc.	21,875	1,724
Mondelez International, Inc., Class A	41,262	1,499
Procter & Gamble (The) Co.	17,180	1,565

		4,788

Electrical Equipment - 5.5%
Eaton Corp. PLC	35,505	2,413
General Electric Co.	156,612	3,958
Honeywell International, Inc.	17,035	1,702

		8,073

Gaming, Lodging & Restaurants - 4.2%
McDonald’s Corp.	16,278	1,525
Starbucks Corp.	33,964	2,787
Yum! Brands, Inc.	25,268	1,841

		6,153

Hardware - 7.9%
Apple, Inc.	71,836	7,929
Cisco Systems, Inc.	51,829	1,442
EMC Corp.	77,958	2,318

		11,689

Health Care Facilities & Services - 7.1%
Catamaran Corp.*	59,790	3,094
Community Health Systems, Inc.*	59,746	3,222
Express Scripts Holding Co.*	49,622	4,201

		10,517

Institutional Financial Services - 1.3%
Intercontinental Exchange, Inc.	8,802	1,930

Insurance - 4.3%
American International Group, Inc.	34,853	1,952
CNO Financial Group, Inc.	82,830	1,427
MetLife, Inc.	54,302	2,937

		6,316

Iron & Steel - 1.0%
Nucor Corp.	28,922	1,418

Media - 7.6%
Comcast Corp., Class A	28,412	1,648
Google, Inc., Class A*	2,069	1,098
Google, Inc., Class C*	5,909	3,110
Twenty-First Century Fox, Inc., Class A	71,732	2,755
Walt Disney (The) Co.	28,019	2,639

		11,250

Medical Equipment & Devices - 4.8%
Baxter International, Inc.	45,606	3,342
Danaher Corp.	21,649	1,856
Zimmer Holdings, Inc.	17,068	1,936

		7,134

Oil, Gas & Coal - 8.6%
Apache Corp.	30,884	1,935
BP PLC ADR	60,774	2,317
Chevron Corp.	15,802	1,773
Exxon Mobil Corp.	28,738	2,657
National Oilwell Varco, Inc.	25,942	1,700
Schlumberger Ltd.	26,826	2,291

		12,673

Real Estate Investment Trusts - 1.2%
American Tower Corp.	18,693	1,848

Retail - Consumer Staples - 2.5%
CVS Health Corp.	38,316	3,690

Retail - Discretionary - 4.9%
Dick’s Sporting Goods, Inc.	57,584	2,859
Macy’s, Inc.	26,457	1,740
TJX (The) Cos., Inc.	38,031	2,608

		7,207

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND continued	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Semiconductors - 6.2%
Altera Corp.	64,939	$2,399
Intel Corp.	41,162	1,493
NXP Semiconductors N.V.*	29,580	2,260
QUALCOMM, Inc.	39,457	2,933

		9,085

Software - 4.3%
Oracle Corp.	45,294	2,037
salesforce.com, Inc.*	33,038	1,960
Teradata Corp.*	52,204	2,280

		6,277

Utilities - 1.5%
Exelon Corp.	57,886	2,146

Total Common Stocks (Cost $98,217)		145,650

INVESTMENT COMPANIES - 1.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	1,861,901	1,862

Total Investment Companies (Cost $1,862)		1,862

Total Investments - 100.1% (Cost $100,079)		147,512

Liabilities less Other Assets - (0.1)%		(165)

NET ASSETS - 100.0%		$147,347

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $943,000 with net purchases of approximately $919,000 during the nine months ended December 31, 2014.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	17.1%
Consumer Staples	5.8
Energy	8.7
Financials	17.8
Health Care	16.2
Industrials	8.8
Information Technology	21.5
Materials	2.6
Utilities	1.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$145,650	(1)	$—	$—	$145,650
Investment Companies	1,862		—	—	1,862

Total Investments	$147,512		$—	$—	$147,512

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$101,872

Gross tax appreciation of investments	$46,422
Gross tax depreciation of investments	(782)

Net tax appreciation of investments	$45,640

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%
Aerospace & Defense - 2.6%
Exelis, Inc.	9,824	$172
Huntington Ingalls Industries, Inc.	7,272	818
Northrop Grumman Corp.	10,244	1,510
Raytheon Co.	3,040	329

		2,829

Asset Management - 0.3%
Legg Mason, Inc.	5,485	293

Automotive - 0.5%
Johnson Controls, Inc.	999	49
TRW Automotive Holdings Corp.*	1,013	104
Visteon Corp.*	3,641	389

		542

Banking - 10.7%
Citigroup, Inc.	89,647	4,851
JPMorgan Chase & Co.	21,209	1,327
PNC Financial Services Group (The), Inc.	1	—
US Bancorp	81,062	3,644
Wells Fargo & Co.	29,415	1,612

		11,434

Biotechnology & Pharmaceuticals - 9.0%
Johnson & Johnson	23,210	2,427
Merck & Co., Inc.	37,837	2,149
Pfizer, Inc.	162,857	5,073

		9,649

Chemicals - 2.3%
Albemarle Corp.	11,084	667
Avery Dennison Corp.	9,049	469
Celanese Corp., Class A	9,100	546
Dow Chemical (The) Co.	2	—
LyondellBasell Industries N.V., Class A	10,519	835

		2,517

Commercial Services - 1.2%
ManpowerGroup, Inc.	12,628	861
RR Donnelley & Sons Co.	25,149	422

		1,283

Consumer Products - 2.8%
Archer-Daniels-Midland Co.	29,936	1,557
Energizer Holdings, Inc.	534	69
Procter & Gamble (The) Co.	14,648	1,334

		2,960

Consumer Services - 0.2%
Aaron’s, Inc.	6,479	198

Containers & Packaging - 2.5%
AptarGroup, Inc.	375	25
Bemis Co., Inc.	18,286	827
International Paper Co.	18,563	995
MeadWestvaco Corp.	1,296	57
Sonoco Products Co.	18,729	818

		2,722

Design, Manufacturing & Distribution - 1.6%
Arrow Electronics, Inc.*	14,785	856
Avnet, Inc.	19,103	822
Jabil Circuit, Inc.	1,532	33

		1,711

Distributors - Consumer Staples - 1.7%
Bunge Ltd.	9,963	906
Sysco Corp.	22,651	899

		1,805

Distributors - Discretionary - 0.5%
Ingram Micro, Inc., Class A*	9,488	262
Tech Data Corp.*	5,160	327

		589

Electrical Equipment - 3.3%
Babcock & Wilcox (The) Co.	6,602	200
Dover Corp.	11,383	816
General Electric Co.	60,724	1,535
Ingersoll-Rand PLC	14,892	944

		3,495

Engineering & Construction Services - 0.6%
AECOM Technology Corp.*	907	28
Chicago Bridge & Iron Co. N.V.	453	19
Fluor Corp.	10,622	644

		691

Forest & Paper Products - 0.0%
Domtar Corp.	410	16

Gaming, Lodging & Restaurants - 0.3%
Darden Restaurants, Inc.	4,284	251
International Game Technology	1,861	32

		283

Hardware - 4.3%
ARRIS Group, Inc.*	458	14
Cisco Systems, Inc.	14,205	395

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Hardware - 4.3% continued
Corning, Inc.	5,354	$123
Harris Corp.	706	51
Hewlett-Packard Co.	68,992	2,768
Lexmark International, Inc., Class A	9,508	392
NetApp, Inc.	14,998	622
Western Digital Corp.	2,139	237

		4,602

Health Care Facilities & Services - 5.0%
Aetna, Inc.	5,841	519
Anthem, Inc.	2,726	343
Cardinal Health, Inc.	15,720	1,269
Cigna Corp.	5,383	554
Health Net, Inc.*	552	29
Humana, Inc.	3,355	482
UnitedHealth Group, Inc.	21,289	2,152

		5,348

Home & Office Products - 1.6%
Newell Rubbermaid, Inc.	22,827	869
NVR, Inc.*	577	736
Stanley Black & Decker, Inc.	1,279	123

		1,728

Institutional Financial Services - 2.9%
Bank of New York Mellon (The) Corp.	2	—
Goldman Sachs Group (The), Inc.	10,288	1,994
NASDAQ OMX Group (The), Inc.	4,187	201
State Street Corp.	11,000	863

		3,058

Insurance - 8.4%
Allied World Assurance Co. Holdings A.G.	15,386	583
American International Group, Inc.	71,605	4,011
Aspen Insurance Holdings Ltd.	450	20
Assurant, Inc.	12,253	838
Assured Guaranty Ltd.	1,347	35
Axis Capital Holdings Ltd.	855	44
Everest Re Group Ltd.	4,977	848
Lincoln National Corp.	2,457	142
PartnerRe Ltd.	3,131	357
RenaissanceRe Holdings Ltd.	4,000	389
Unum Group	2,309	80
Validus Holdings Ltd.	670	28
Voya Financial, Inc.	20,201	856
White Mountains Insurance Group Ltd.	1,178	742

		8,973

Iron & Steel - 0.1%
Nucor Corp.	1,165	57

Machinery - 1.1%
AGCO Corp.	740	33
Caterpillar, Inc.	4,846	444
Joy Global, Inc.	849	39
Parker-Hannifin Corp.	618	80
SPX Corp.	6,963	598

		1,194

Media - 0.9%
Twenty-First Century Fox, Inc., Class A	25,866	993

Medical Equipment & Devices - 1.3%
Agilent Technologies, Inc.	2,690	110
Medtronic, Inc.	9,886	714
PerkinElmer, Inc.	696	31
St. Jude Medical, Inc.	8,892	578

		1,433

Oil, Gas & Coal - 9.4%
Baker Hughes, Inc.	3,888	218
Chesapeake Energy Corp.	3,714	73
Chevron Corp.	19,072	2,139
ConocoPhillips	20,401	1,409
Denbury Resources, Inc.	3,032	25
Energen Corp.	7,274	464
Helmerich & Payne, Inc.	12,759	860
Hess Corp.	14,182	1,047
HollyFrontier Corp.	22,250	834
Nabors Industries Ltd.	2,349	30
National Oilwell Varco, Inc.	3,821	250
Occidental Petroleum Corp.	13,284	1,071
Oil States International, Inc.*	335	16
Patterson-UTI Energy, Inc.	475	8
Phillips 66	8,466	607
Unit Corp.*	341	12
Valero Energy Corp.	20,592	1,019

		10,082

Real Estate Investment Trusts - 3.2%
AvalonBay Communities, Inc.	6,572	1,074
Columbia Property Trust, Inc.	725	18
HCP, Inc.	11,618	512

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Real Estate Investment Trusts - 3.2% continued
Host Hotels & Resorts, Inc.	39,939	$949
Kimco Realty Corp.	34,354	864

		3,417

Retail - Consumer Staples - 5.0%
Big Lots, Inc.	4,049	162
CVS Health Corp.	9,961	959
Dollar General Corp.*	11,847	837
Safeway, Inc.	24,083	846
Target Corp.	5,570	423
Wal-Mart Stores, Inc.	24,764	2,127

		5,354

Retail - Discretionary - 3.8%
Abercrombie & Fitch Co., Class A	2,355	68
Bed Bath & Beyond, Inc.*	11,453	872
Best Buy Co., Inc.	23,084	900
Coach, Inc.	1,786	67
Dillard’s, Inc., Class A	279	35
GameStop Corp., Class A	1,962	66
Kohl’s Corp.	15,162	926
Macy’s, Inc.	3,504	230
Staples, Inc.	47,902	868

		4,032

Semiconductors - 0.6%
Intel Corp.	17,974	652
Vishay Intertechnology, Inc.	734	11

		663

Software - 1.8%
CA, Inc.	29,025	884
Microsoft Corp.	7,351	342
Teradata Corp.*	17,064	745

		1,971

Specialty Finance - 1.0%
CIT Group, Inc.	18,677	893
Fidelity National Information Services, Inc.	2,353	147

		1,040

Technology Services - 1.7%
Amdocs Ltd.	1,397	65
Computer Sciences Corp.	13,733	866
DST Systems, Inc.	7,771	732
Xerox Corp.	10,968	152

		1,815

Telecom - 0.1%
CenturyLink, Inc.	2,804	111

Transportation & Logistics - 1.4%
FedEx Corp.	8,471	1,471

Utilities - 4.3%
AGL Resources, Inc.	15,399	839
American Electric Power Co., Inc.	10,228	621
Consolidated Edison, Inc.	4,372	289
Edison International	1,715	112
Entergy Corp.	10,571	925
Integrys Energy Group, Inc.	10,858	845
Public Service Enterprise Group, Inc.	24,363	1,009

		4,640

Total Common Stocks (Cost $93,840)		104,999

INVESTMENT COMPANIES - 1.9%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	2,045,348	2,045

Total Investment Companies (Cost $2,045)		2,045

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.02%, 4/30/15(3)	$110	$110

Total Short-Term Investments (Cost $110)		110

Total Investments - 100.0% (Cost $95,995)		107,154

Other Assets less Liabilities - 0.0%		20

NET ASSETS - 100.0%		$107,174

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $3,200,000 with net sales of approximately $1,155,000 during the nine months ended December 31, 2014.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	DECEMBER 31, 2014 (UNAUDITED)

At December 31, 2014, the Fund had open futures contracts as follows :

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	21	$2,155	Long	3/15	$(6)

At December 31, 2014, the industry sectors for the Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	8.6%
Consumer Staples	8.3
Energy	9.6
Financials	26.7
Health Care	15.6
Industrials	10.6
Information Technology	11.0
Materials	5.1
Telecommunication Services	0.1
Utilities	4.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summrizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$104,999	(1)	$—	$—	$104,999
Investment Companies	2,045		—	—	2,045
Short-Term Investments	—		110	—	110

Total Investments	$107,044		$110	$—	$107,154

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(6)		$—	$—	$(6)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$96,025

Gross tax appreciation of investments	$12,677
Gross tax depreciation of investments	(1,548)

Net tax appreciation of investments	$11,129

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9%
Aerospace & Defense - 1.5%
AAR Corp.	3,586	$100
Aerovironment, Inc.*	4,013	109
Astronics Corp.*	3,344	185
Astronics Corp., Class B*	508	28
Breeze-Eastern Corp.*	5,555	56
Ducommun, Inc.*	2,679	68
Esterline Technologies Corp.*	2,970	326
GenCorp, Inc.*	11,700	214
HEICO Corp.	7,840	474
LMI Aerospace, Inc.*	1,414	20
Moog, Inc., Class A*	5,536	410
Orbital Sciences Corp.*	8,853	238
SIFCO Industries, Inc.	422	12
Smith & Wesson Holding Corp.*	1,196	11
Sturm Ruger & Co., Inc.	2,468	86
TASER International, Inc.*	3,563	94
Teledyne Technologies, Inc.*	4,867	500
Woodward, Inc.	8,865	436

		3,367

Apparel & Textile Products - 1.2%
Cherokee, Inc.	354	7
Columbia Sportswear Co.	2,090	93
Deckers Outdoor Corp.*	4,000	364
Delta Apparel, Inc.*	8,000	81
G-III Apparel Group Ltd.*	4,190	423
Iconix Brand Group, Inc.*	8,764	296
Movado Group, Inc.	3,074	87
Oxford Industries, Inc.	2,559	141
Perry Ellis International, Inc.*	2,302	60
Quiksilver, Inc.*	1,148	3
Skechers U.S.A., Inc., Class A*	3,670	203
Steven Madden Ltd.*	9,176	292
Superior Uniform Group, Inc.	3,336	98
Unifi, Inc.*	2,242	67
Vera Bradley, Inc.*	459	9
Weyco Group, Inc.	965	29
Wolverine World Wide, Inc.	13,954	411

		2,664

Asset Management - 0.8%
Altisource Asset Management Corp.*	300	93
Ashford, Inc.*	176	17
BlackRock Kelso Capital Corp.	700	6
Calamos Asset Management, Inc., Class A	1,713	23
Capital Southwest Corp.	300	11
Cohen & Steers, Inc.	2,859	120
Diamond Hill Investment Group, Inc.	877	121
Financial Engines, Inc.	4,297	157
GAMCO Investors, Inc., Class A	2,267	202
Hercules Technology Growth Capital, Inc.	100	1
Home Loan Servicing Solutions Ltd.	3,200	62
Janus Capital Group, Inc.	19,612	316
NorthStar Asset Management Group, Inc.	6,961	157
Pzena Investment Management, Inc., Class A	3,721	35
Safeguard Scientifics, Inc.*	2,608	52
Siebert Financial Corp.*	858	2
Solar Capital Ltd.	100	2
Virtus Investment Partners, Inc.	856	146
Westwood Holdings Group, Inc.	422	26
WisdomTree Investments, Inc.	10,200	160

		1,709

Automotive - 1.2%
Actuant Corp., Class A	7,708	210
American Axle & Manufacturing Holdings, Inc.*	2,564	58
Cooper Tire & Rubber Co.	7,655	265
Dana Holding Corp.	18,230	396
Dorman Products, Inc.*	5,508	266
Gentherm, Inc.*	4,434	163
Methode Electronics, Inc.	6,709	245
Miller Industries, Inc.	3,168	66
Modine Manufacturing Co.*	6,614	90
Remy International, Inc.	4,700	98
Standard Motor Products, Inc.	3,784	144
Strattec Security Corp.	100	8
Superior Industries International, Inc.	4,278	85
Tenneco, Inc.*	6,220	352
TriMas Corp.*	5,496	172

		2,618

Banking - 8.0%
1st Source Corp.	4,611	158
Access National Corp.	5,800	98
Alliance Bancorp, Inc. of Pennsylvania	367	7
American National Bankshares, Inc.	2,419	60
Ameris Bancorp	827	21
Ames National Corp.	2,291	59
Arrow Financial Corp.	2,939	81

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Banking - 8.0% continued
Astoria Financial Corp.	9,809	$131
Banc of California, Inc.	732	8
BancFirst Corp.	1,000	63
Banco Latinoamericano de Comercio Exterior S.A., Class E	3,234	97
Bancorp (The), Inc.*	1,180	13
BancorpSouth, Inc.	9,436	212
Bank Mutual Corp.	4,730	32
Bank of Hawaii Corp.	5,000	297
Bank of Kentucky Financial (The) Corp.	925	45
Bank of Marin Bancorp	330	17
Bank of South Carolina Corp.	100	1
Bank of the Ozarks, Inc.	7,222	274
BankFinancial Corp.	1,490	18
Banner Corp.	2,293	99
Bar Harbor Bankshares	2,526	81
BBCN Bancorp, Inc.	11,741	169
BCB Bancorp, Inc.	465	5
Beneficial Mutual Bancorp, Inc.*	7,747	95
Berkshire Bancorp, Inc.	121	1
Berkshire Hills Bancorp, Inc.	8,329	222
BofI Holding, Inc.*	1,800	140
Boston Private Financial Holdings, Inc.	2,308	31
Brookline Bancorp, Inc.	5,240	53
Bryn Mawr Bank Corp.	4,524	142
California First National Bancorp	1,406	20
Camden National Corp.	732	29
Cape Bancorp, Inc.	886	8
Capital City Bank Group, Inc.	3,580	56
Capitol Federal Financial, Inc.	15,100	193
Cardinal Financial Corp.	1,002	20
Cascade Bancorp*	5,043	26
Cathay General Bancorp	9,585	245
Centerstate Banks, Inc.	471	6
Century Bancorp, Inc., Class A	2,120	85
Chemical Financial Corp.	4,182	128
Cheviot Financial Corp.	592	8
Chicopee Bancorp, Inc.	732	12
Citizens & Northern Corp.	688	14
City Holding Co.	2,420	113
Clifton Bancorp, Inc.	2,421	33
CoBiz Financial, Inc.	1,344	18
Columbia Banking System, Inc.	6,482	179
Commercial National Financial Corp.	121	3
Community Bank System, Inc.	4,836	184
Community Trust Bancorp, Inc.	2,462	90
ConnectOne Bancorp, Inc.	4,717	90
CVB Financial Corp.	11,972	192
Dime Community Bancshares, Inc.	2,444	40
Eagle Bancorp, Inc.*	3,988	142
Enterprise Bancorp, Inc.	557	14
Enterprise Financial Services Corp.	703	14
ESB Financial Corp.	551	10
ESSA Bancorp, Inc.	632	8
EverBank Financial Corp.	8,100	154
Farmers Capital Bank Corp.*	563	13
Fidelity Southern Corp.	1,485	24
Financial Institutions, Inc.	3,194	80
First Bancorp	1,278	24
First Bancorp, Inc.	2,647	48
First Busey Corp.	12,852	84
First Citizens BancShares, Inc., Class A	672	170
First Clover Leaf Financial Corp.	167	1
First Community Bancshares, Inc.	4,126	68
First Defiance Financial Corp.	1,392	47
First Financial Bancorp	6,496	121
First Financial Bankshares, Inc.	8,704	260
First Financial Corp.	2,363	84
First Financial Northwest, Inc.	640	8
First Merchants Corp.	1,021	23
First Midwest Bancorp, Inc.	9,090	156
First of Long Island (The) Corp.	3,207	91
First South Bancorp, Inc.	322	3
FirstMerit Corp.	16,811	318
Flushing Financial Corp.	1,460	30
FNB Corp.	16,275	217
Fox Chase Bancorp, Inc.	4,793	80
Fulton Financial Corp.	19,300	239
German American Bancorp, Inc.	311	9
Glacier Bancorp, Inc.	7,217	200
Great Southern Bancorp, Inc.	4,851	192
Guaranty Bancorp	777	11
Hancock Holding Co.	8,651	266
Hanmi Financial Corp.	4,251	93
Hawthorn Bancshares, Inc.	452	6
Heartland Financial USA, Inc.	663	18
Heritage Financial Corp.	963	17
Heritage Financial Group, Inc.	3,200	83
HF Financial Corp.	465	6

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Banking - 8.0% continued
Hingham Institution for Savings	64	$6
Home BancShares, Inc.	4,544	146
Iberiabank Corp.	4,676	303
Independent Bank Corp.	3,225	138
International Bancshares Corp.	8,341	221
Investors Bancorp, Inc.	17,746	199
Kearny Financial Corp.*	7,296	100
Kentucky First Federal Bancorp	662	5
Lakeland Bancorp, Inc.	6,994	82
Lakeland Financial Corp.	980	43
Landmark Bancorp, Inc.	4,515	96
MainSource Financial Group, Inc.	1,004	21
MB Financial, Inc.	5,537	182
Merchants Bancshares, Inc.	2,361	72
Meridian Bancorp, Inc.*	1,564	18
Metro Bancorp, Inc.*	814	21
Middleburg Financial Corp.	1,990	36
MidSouth Bancorp, Inc.	698	12
MidWestOne Financial Group, Inc.	425	12
MutualFirst Financial, Inc.	346	8
NASB Financial, Inc.	3,779	91
National Bankshares, Inc.	1,600	49
National Penn Bancshares, Inc.	13,809	145
NBT Bancorp, Inc.	4,597	121
Northeast Community Bancorp, Inc.	821	6
Northfield Bancorp, Inc.	7,092	105
Northrim BanCorp, Inc.	2,751	72
Northwest Bancshares, Inc.	8,804	110
Norwood Financial Corp.	1,851	54
OceanFirst Financial Corp.	4,709	81
OFG Bancorp	6,771	113
Ohio Valley Banc Corp.	658	16
Old National Bancorp	12,183	181
Oritani Financial Corp.	7,892	122
Pacific Continental Corp.	714	10
PacWest Bancorp	7,935	361
Park National Corp.	1,751	155
Peapack Gladstone Financial Corp.	471	9
Peoples Bancorp, Inc.	732	19
Peoples Financial Corp.	221	3
Pinnacle Financial Partners, Inc.	4,126	163
Popular, Inc.*	9,737	332
Premier Financial Bancorp, Inc.	751	12
PrivateBancorp, Inc.	7,312	244
Prosperity Bancshares, Inc.	6,559	363
Provident Financial Services, Inc.	8,044	145
Prudential Bancorp, Inc.	934	11
Pulaski Financial Corp.	597	7
QCR Holdings, Inc.	6,516	118
Renasant Corp.	2,263	65
Republic Bancorp, Inc., Class A	1,564	39
Republic First Bancorp, Inc.*	1,190	4
S&T Bancorp, Inc.	4,185	125
Sandy Spring Bancorp, Inc.	3,570	93
Seacoast Banking Corp. of Florida*	785	11
Severn Bancorp, Inc.*	1,182	5
Shore Bancshares, Inc.*	632	6
SI Financial Group, Inc.	729	8
Sierra Bancorp	732	13
Simmons First National Corp., Class A	4,128	168
Simplicity Bancorp, Inc.	485	8
South State Corp.	5,650	379
Southern National Bancorp of Virginia, Inc.	612	7
Southside Bancshares, Inc.	2,984	86
Southwest Bancorp, Inc.	727	13
Sterling Bancorp	4,200	60
Stock Yards Bancorp, Inc.	2,409	80
Suffolk Bancorp	665	15
Sun Bancorp, Inc.*	270	5
Susquehanna Bancshares, Inc.	17,643	237
Texas Capital Bancshares, Inc.*	4,304	234
Tompkins Financial Corp.	2,225	123
Towne Bank	1,247	19
Trico Bancshares	2,613	65
TrustCo Bank Corp. NY	8,086	59
Trustmark Corp.	5,723	140
UMB Financial Corp.	4,386	250
Umpqua Holdings Corp.	20,734	353
Union Bankshares Corp.	4,340	105
United Bancorp, Inc.	465	4
United Bankshares, Inc.	5,101	191
United Community Banks, Inc.	5,244	99
United Financial Bancorp, Inc.	5,626	81
Univest Corp. of Pennsylvania	454	9
Valley National Bancorp	19,696	191
ViewPoint Financial Group, Inc.	4,570	109
Washington Federal, Inc.	8,777	194
Washington Trust Bancorp, Inc.	3,052	123

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Banking - 8.0% continued
Waterstone Financial, Inc.	3,229	$42
Webster Financial Corp.	8,784	286
WesBanco, Inc.	2,278	79
West Bancorporation, Inc.	795	14
Westamerica Bancorporation	3,091	152
Western Alliance Bancorp*	11,743	326
Westfield Financial, Inc.	2,004	15
Wilshire Bancorp, Inc.	593	6
Wintrust Financial Corp.	4,458	208
WSFS Financial Corp.	2,456	189
Yadkin Financial Corp.*	625	12

		17,998

Biotechnology & Pharmaceuticals - 4.8%
ACADIA Pharmaceuticals, Inc.*	1,300	41
Aceto Corp.	2,863	62
Achillion Pharmaceuticals, Inc.*	11,700	143
Acorda Therapeutics, Inc.*	5,815	238
Aegerion Pharmaceuticals, Inc.*	4,617	97
Agios Pharmaceuticals, Inc.*	800	90
Akorn, Inc.*	10,057	364
Albany Molecular Research, Inc.*	9,187	150
Anacor Pharmaceuticals, Inc.*	4,300	139
Anika Therapeutics, Inc.*	5,272	215
Arena Pharmaceuticals, Inc.*	4,557	16
Array BioPharma, Inc.*	2,330	11
Auxilium Pharmaceuticals, Inc.*	6,094	210
Avanir Pharmaceuticals, Inc.*	33,562	569
BioCryst Pharmaceuticals, Inc.*	1,600	19
BioDelivery Sciences International, Inc.*	1,864	22
BioSpecifics Technologies Corp.*	3,877	150
Cambrex Corp.*	18,932	409
Celldex Therapeutics, Inc.*	7,123	130
Clovis Oncology, Inc.*	5,697	319
Curis, Inc.*	68	—
Depomed, Inc.*	11,430	184
Dyax Corp.*	3,189	45
Dynavax Technologies Corp.*	5,300	89
Emergent Biosolutions, Inc.*	6,916	188
Furiex Pharmaceuticals, Inc.(1) *	2,700	—
Heron Therapeutics, Inc.*	8,700	87
Heska Corp.*	4,800	87
Hyperion Therapeutics, Inc.*	3,300	79
ImmunoGen, Inc.*	4,842	30
Immunomedics, Inc.*	15,772	76
Impax Laboratories, Inc.*	10,604	336
Infinity Pharmaceuticals, Inc.*	6,341	107
Inovio Pharmaceuticals, Inc.*	1,800	16
Insmed, Inc.*	6,729	104
Isis Pharmaceuticals, Inc.*	12,766	788
Keryx Biopharmaceuticals, Inc.*	1,000	14
KYTHERA Biopharmaceuticals, Inc.*	3,500	121
Lannett Co., Inc.*	10,664	457
Lexicon Pharmaceuticals, Inc.*	1,747	2
Ligand Pharmaceuticals, Inc.*	5,823	310
MannKind Corp.*	28,900	151
Medicines (The) Co.*	7,466	207
Merrimack Pharmaceuticals, Inc.*	1,400	16
Momenta Pharmaceuticals, Inc.*	10,913	131
Natural Alternatives International, Inc.*	667	4
Nature’s Sunshine Products, Inc.	6,072	90
Nektar Therapeutics*	12,617	196
Neurocrine Biosciences, Inc.*	1,718	38
Novavax, Inc.*	4,070	24
NPS Pharmaceuticals, Inc.*	12,846	459
Nutraceutical International Corp.*	1,785	38
Omega Protein Corp.*	869	9
Orexigen Therapeutics, Inc.*	33,837	205
Osiris Therapeutics, Inc.*	8,090	129
Pacira Pharmaceuticals, Inc.*	4,500	399
PDL BioPharma, Inc.	19,039	147
POZEN, Inc.*	1,141	9
Prestige Brands Holdings, Inc.*	5,649	196
Progenics Pharmaceuticals, Inc.*	2,104	16
PTC Therapeutics, Inc.*	1,600	83
Puma Biotechnology, Inc.*	1,500	284
Raptor Pharmaceutical Corp.*	13,100	138
Receptos, Inc.*	1,000	122
Repligen Corp.*	3,618	72
Repros Therapeutics, Inc.*	9,400	94
Sagent Pharmaceuticals, Inc.*	2,845	71
Sangamo BioSciences, Inc.*	12,403	189
Sarepta Therapeutics, Inc.*	2,400	35
SciClone Pharmaceuticals, Inc.*	2,005	18
Spectrum Pharmaceuticals, Inc.*	7,205	50
Sucampo Pharmaceuticals, Inc., Class A*	10,015	143
Synageva BioPharma Corp.*	1,021	95
Tetraphase Pharmaceuticals, Inc.*	3,300	131
USANA Health Sciences, Inc.*	2,980	306
Vanda Pharmaceuticals, Inc.*	932	13

		10,822

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Chemicals - 2.2%
A. Schulman, Inc.	4,705	$191
American Vanguard Corp.	3,528	41
Axiall Corp.	8,837	375
Balchem Corp.	3,613	241
Calgon Carbon Corp.*	7,913	164
Chemtura Corp.*	11,754	291
Ferro Corp.*	14,574	189
FutureFuel Corp.	2,800	36
Globe Specialty Metals, Inc.	8,697	150
H.B. Fuller Co.	6,393	285
Hawkins, Inc.	2,327	101
Innophos Holdings, Inc.	3,274	191
Innospec, Inc.	5,360	229
Intrepid Potash, Inc.*	54	1
KMG Chemicals, Inc.	4,590	92
Koppers Holdings, Inc.	1,960	51
Kraton Performance Polymers, Inc.*	3,910	81
Landec Corp.*	2,615	36
LSB Industries, Inc.*	2,677	84
Materion Corp.	3,390	119
Minerals Technologies, Inc.	4,372	304
Oil-Dri Corp. of America	185	6
Olin Corp.	11,192	255
OM Group, Inc.	3,074	91
OMNOVA Solutions, Inc.*	1,562	13
PolyOne Corp.	792	30
Polypore International, Inc.*	5,594	263
Quaker Chemical Corp.	3,257	300
Sensient Technologies Corp.	6,149	371
Stepan Co.	3,684	148
Synalloy Corp.	100	2
WD-40 Co.	3,411	290

		5,021

Commercial Services - 2.7%
ABM Industries, Inc.	8,142	233
Advisory Board (The) Co.*	5,178	254
AMN Healthcare Services, Inc.*	4,800	94
ARC Document Solutions, Inc.*	2,639	27
Ascent Capital Group, Inc., Class A*	2,290	121
Barrett Business Services, Inc.	832	23
Brady Corp., Class A	2,005	55
Brink’s (The) Co.	7,428	181
CBIZ, Inc.*	8,330	71
CDI Corp.	1,259	22
Cimpress N.V.*	4,281	320
Collectors Universe, Inc.	9,029	188
Computer Task Group, Inc.	3,197	30
Corporate Executive Board (The) Co.	4,799	348
CorVel Corp.*	4,288	160
Courier Corp.	7,938	118
CRA International, Inc.*	2,636	80
Cross Country Healthcare, Inc.*	2,093	26
Deluxe Corp.	5,359	334
Ennis, Inc.	4,421	60
Franklin Covey Co.*	876	17
FTI Consulting, Inc.*	4,535	175
G&K Services, Inc., Class A	3,247	230
GP Strategies Corp.*	3,347	114
Hackett Group (The), Inc.	2,185	19
Healthcare Services Group, Inc.	8,100	251
HMS Holdings Corp.*	7,742	164
Huron Consulting Group, Inc.*	2,652	181
Information Services Group, Inc.*	2,579	11
Innodata, Inc.*	1,700	5
Insperity, Inc.	3,736	127
Intersections, Inc.	538	2
Kelly Services, Inc., Class A	4,673	80
Kforce, Inc.	5,230	126
Korn/Ferry International*	4,994	144
Multi-Color Corp.	2,873	159
National Research Corp., Class A	6,390	89
Navigant Consulting, Inc.*	6,540	101
Odyssey Marine Exploration, Inc.*	1,257	1
On Assignment, Inc.*	7,017	233
Providence Service (The) Corp.*	4,681	171
Sotheby’s	6,883	297
SP Plus Corp.*	4,092	103
TrueBlue, Inc.*	4,435	99
UniFirst Corp.	2,421	294
Viad Corp.	4,123	110
Volt Information Sciences, Inc.*	2,431	26

		6,074

Construction Materials - 0.6%
Apogee Enterprises, Inc.	6,462	274

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Construction Materials - 0.6% continued
Deltic Timber Corp.	1,532	$105
Headwaters, Inc.*	11,603	174
Louisiana-Pacific Corp.*	17,495	290
Trex Co., Inc.*	6,462	275
United States Lime & Minerals, Inc.	1,580	115
Universal Forest Products, Inc.	2,952	157

		1,390

Consumer Products - 2.5%
Adecoagro S.A.*	825	7
Alico, Inc.	1,047	52
B&G Foods, Inc.	8,174	244
Boston Beer (The) Co., Inc., Class A*	1,132	328
Boulder Brands, Inc.*	1,310	15
Bridgford Foods Corp.*	342	2
Cal-Maine Foods, Inc.	5,336	208
Central Garden and Pet Co., Class A*	3,749	36
Chiquita Brands International, Inc.*	5,210	75
Clearwater Paper Corp.*	2,974	204
Coca-Cola Bottling Co. Consolidated	1,445	127
Craft Brew Alliance, Inc.*	6,545	87
Darling Ingredients, Inc.*	14,615	265
Diamond Foods, Inc.*	779	22
Elizabeth Arden, Inc.*	3,243	69
Farmer Bros. Co.*	5,989	176
Female Health (The) Co.	873	3
Golden Enterprises, Inc.	424	2
Hain Celestial Group (The), Inc.*	10,144	591
Harbinger Group, Inc.*	11,336	161
Helen of Troy Ltd.*	3,946	257
Inter Parfums, Inc.	4,496	123
J&J Snack Foods Corp.	2,718	296
Lancaster Colony Corp.	2,272	213
Lifeway Foods, Inc.*	277	5
National Beverage Corp.*	2,606	59
Orchids Paper Products Co.	454	13
Post Holdings, Inc.*	3,700	155
Revlon, Inc., Class A*	454	16
Sanderson Farms, Inc.	2,538	213
Seaboard Corp.*	52	218
Seneca Foods Corp., Class A*	277	8
Snyder’s-Lance, Inc.	5,660	173
Spectrum Brands Holdings, Inc.	3,100	297
Tootsie Roll Industries, Inc.	5,162	158
TreeHouse Foods, Inc.*	5,403	462
United-Guardian, Inc.	460	9
Universal Corp.	3,227	142
Vector Group Ltd.	7,397	158
Zep, Inc.	2,900	44

		5,693

Consumer Services - 0.7%
Aaron’s, Inc.	1,112	34
American Public Education, Inc.*	2,952	109
Bridgepoint Education, Inc.*	2,583	29
Capella Education Co.	2,900	223
DeVry Education Group, Inc.	5,300	252
Grand Canyon Education, Inc.*	5,200	243
K12, Inc.*	3,988	47
Matthews International Corp., Class A	4,878	237
Medifast, Inc.*	454	15
Regis Corp.*	8,345	140
Rent-A-Center, Inc.	6,512	237
Strayer Education, Inc.*	1,400	104

		1,670

Containers & Packaging - 0.5%
AEP Industries, Inc.*	2,089	121
Berry Plastics Group, Inc.*	7,500	237
Graphic Packaging Holding Co.*	35,960	490
Myers Industries, Inc.	3,140	55
Tredegar Corp.	5,633	127

		1,030

Design, Manufacturing & Distribution - 0.2%
Benchmark Electronics, Inc.*	5,699	145
CTS Corp.	6,265	112
Plexus Corp.*	4,345	179
Transcat, Inc.*	83	1

		437

Distributors - Consumer Staples - 0.4%
Andersons (The), Inc.	4,514	240
Calavo Growers, Inc.	454	21
Core-Mark Holding Co., Inc.	2,446	151
United Natural Foods, Inc.*	6,267	485

		897

Distributors - Discretionary - 1.1%
ePlus, Inc.*	3,570	270
FTD Cos., Inc.*	3,246	113
Insight Enterprises, Inc.*	6,505	168

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Distributors - Discretionary - 1.1% continued
MWI Veterinary Supply, Inc.*	2,107	$358
PC Connection, Inc.	3,535	87
PCM, Inc.*	894	9
Pool Corp.	6,191	393
ScanSource, Inc.*	4,403	177
SYNNEX Corp.	3,255	254
Tech Data Corp.*	4,100	259
United Stationers, Inc.	6,564	277
Wayside Technology Group, Inc.	1,345	23

		2,388

Electrical Equipment - 2.1%
AAON, Inc.	7,936	178
Acuity Brands, Inc.	5,370	752
American Science & Engineering, Inc.	1,403	73
Argan, Inc.	3,682	124
Badger Meter, Inc.	3,210	190
Bel Fuse, Inc., Class B	1,314	36
Belden, Inc.	6,583	519
Chase Corp.	426	15
Checkpoint Systems, Inc.*	2,131	29
Cognex Corp.*	10,590	438
Compx International, Inc.	1	—
ESCO Technologies, Inc.	3,232	119
Espey Manufacturing & Electronics Corp.	6,800	162
FARO Technologies, Inc.*	4,144	260
Generac Holdings, Inc.*	7,197	336
GSI Group, Inc.*	5,600	82
Houston Wire & Cable Co.	1,744	21
Itron, Inc.*	4,161	176
Kimball Electronics, Inc.*	2,378	29
Littelfuse, Inc.	2,608	252
LSI Industries, Inc.	418	3
Mesa Laboratories, Inc.	1,569	121
MOCON, Inc.	5,420	97
NL Industries, Inc.	1,162	10
Nortek, Inc.*	100	8
Orion Energy Systems, Inc.*	1,150	6
OSI Systems, Inc.*	2,404	170
Powell Industries, Inc.	2,581	127
Preformed Line Products Co.	2,298	126
Stoneridge, Inc.*	903	12
Watts Water Technologies, Inc., Class A	4,055	257

		4,728

Engineering & Construction Services - 0.8%
Comfort Systems USA, Inc.	6,376	109
Dycom Industries, Inc.*	6,339	222
EMCOR Group, Inc.	8,335	371
Exponent, Inc.	2,626	217
Granite Construction, Inc.	6,231	237
Great Lakes Dredge & Dock Corp.*	3,418	29
Integrated Electrical Services, Inc.*	1,238	10
Kimball International, Inc., Class B	3,171	29
Kratos Defense & Security Solutions, Inc.*	357	2
MasTec, Inc.*	6,975	158
MYR Group, Inc.*	2,205	60
Orion Marine Group, Inc.*	17	—
Team, Inc.*	3,211	130
TRC Cos., Inc.*	1,748	11
VSE Corp.	1,311	86
Willbros Group, Inc.*	9,060	57

		1,728

Forest & Paper Products - 0.7%
Domtar Corp.	6,000	241
KapStone Paper and Packaging Corp.	9,826	288
Neenah Paper, Inc.	5,750	347
PH Glatfelter Co.	8,386	215
Resolute Forest Products, Inc.*	8,541	150
Schweitzer-Mauduit International, Inc.	5,658	239
Wausau Paper Corp.	3,432	39

		1,519

Gaming, Lodging & Restaurants - 2.8%
Belmond Ltd., Class A*	5,820	72
Biglari Holdings, Inc.*	229	92
BJ’s Restaurants, Inc.*	2,844	143
Bob Evans Farms, Inc.	4,009	205
Boyd Gaming Corp.*	1,035	13
Brinker International, Inc.	1,400	82
Buffalo Wild Wings, Inc.*	2,568	463
Carrols Restaurant Group, Inc.*	1,158	9
Cheesecake Factory (The), Inc.	6,701	337
Choice Hotels International, Inc.	2,500	140
Churchill Downs, Inc.	2,105	201
Cracker Barrel Old Country Store, Inc.	2,856	402
Denny’s Corp.*	1,852	19
DineEquity, Inc.	2,441	253
Famous Dave’s of America, Inc.*	2,017	53
Fiesta Restaurant Group, Inc.*	1,258	77

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Gaming, Lodging & Restaurants - 2.8% continued
Flanigan’s Enterprises, Inc.*	2,700	$81
Frisch’s Restaurants, Inc.	2,850	76
Isle of Capri Casinos, Inc.*	8,582	72
Jack in the Box, Inc.	7,228	578
Kona Grill, Inc.*	5,247	121
Krispy Kreme Doughnuts, Inc.*	9,225	182
Lakes Entertainment, Inc.*	1,500	10
Luby’s, Inc.*	1,173	5
Marriott Vacations Worldwide Corp.	3,400	253
Monarch Casino & Resort, Inc.*	842	14
Morgans Hotel Group Co.*	6,591	52
Nathan’s Famous, Inc.*	1,400	112
Papa John’s International, Inc.	6,018	336
Pinnacle Entertainment, Inc.*	7,570	168
Popeyes Louisiana Kitchen, Inc.*	3,456	195
Red Lion Hotels Corp.*	1,020	6
Red Robin Gourmet Burgers, Inc.*	5,692	438
Ruby Tuesday, Inc.*	8,308	57
Ruth’s Hospitality Group, Inc.	2,839	43
Scientific Games Corp., Class A*	7,748	99
Sonic Corp.	10,687	291
Texas Roadhouse, Inc.	8,746	295
Wendy’s (The) Co.	32,000	289

		6,334

Hardware - 3.1%
ADTRAN, Inc.	8,600	187
Alliance Fiber Optic Products, Inc.	5,800	84
ARRIS Group, Inc.*	12,372	373
Aruba Networks, Inc.*	12,300	224
Astro-Med, Inc.	563	9
Ciena Corp.*	12,143	236
Communications Systems, Inc.	1,458	16
Comtech Telecommunications Corp.	3,093	97
Cray, Inc.*	3,559	123
Daktronics, Inc.	9,256	116
Datalink Corp.*	4,859	63
Diebold, Inc.	2,800	97
Digimarc Corp.	2,190	59
Electronics For Imaging, Inc.*	6,200	266
Emerson Radio Corp.	792	1
Extreme Networks, Inc.*	5,248	18
FEI Co.	4,782	432
Finisar Corp.*	9,410	183
Harmonic, Inc.*	6,500	46
Immersion Corp.*	1,874	18
Infinera Corp.*	9,249	136
InterDigital, Inc.	5,213	276
Ixia*	3,104	35
Kopin Corp.*	6,083	22
KVH Industries, Inc.*	5,594	71
Lexmark International, Inc., Class A	8,400	347
Loral Space & Communications, Inc.*	2,032	160
NETGEAR, Inc.*	4,544	162
NetScout Systems, Inc.*	5,486	200
Numerex Corp., Class A*	1,738	19
PAR Technology Corp.*	3,319	20
PC-Tel, Inc.	1,158	10
Plantronics, Inc.	5,691	302
Polycom, Inc.*	14,900	201
Qumu Corp.*	212	3
Riverbed Technology, Inc.*	906	18
Rovi Corp.*	11,200	253
Sanmina Corp.*	11,167	263
Silicon Graphics International Corp.*	651	7
Sonus Networks, Inc.*	16,555	66
Super Micro Computer, Inc.*	4,439	155
Synaptics, Inc.*	4,508	310
TiVo, Inc.*	13,863	164
TransAct Technologies, Inc.	351	2
Ubiquiti Networks, Inc.	2,400	71
Universal Electronics, Inc.*	1,281	83
UTStarcom Holdings Corp.*	18	—
VeriFone Systems, Inc.*	2,200	82
ViaSat, Inc.*	4,680	295
Viasystems Group, Inc.*	2,843	46
Vishay Precision Group, Inc.*	165	3
VOXX International Corp.*	863	8
Zebra Technologies Corp., Class A*	6,200	480

		6,918

Health Care Facilities & Services - 3.2%
Acadia Healthcare Co., Inc.*	4,400	269
Addus HomeCare Corp.*	5,512	134
Air Methods Corp.*	5,561	245
Alliance HealthCare Services, Inc.*	6,382	134
Almost Family, Inc.*	4,230	123
Amsurg Corp.*	4,247	233
Bio-Reference Laboratories, Inc.*	5,024	161
BioScrip, Inc.*	4,472	31

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Health Care Facilities & Services - 3.2% continued
Centene Corp.*	5,573	$579
Charles River Laboratories International, Inc.*	3,500	223
Chemed Corp.	3,352	354
Digirad Corp.	1,744	8
Ensign Group (The), Inc.	3,919	174
ExamWorks Group, Inc.*	6,705	279
Genomic Health, Inc.*	2,300	74
Gentiva Health Services, Inc.*	7,000	133
Hanger, Inc.*	4,395	96
HealthSouth Corp.	10,315	397
Healthways, Inc.*	4,800	95
Independence Holding Co.	846	12
IPC The Hospitalist Co., Inc.*	2,642	121
Kindred Healthcare, Inc.	6,316	115
LHC Group, Inc.*	2,793	87
LifePoint Hospitals, Inc.*	5,300	381
Magellan Health, Inc.*	3,985	239
Medcath Corp.(1) *	7,953	—
Molina Healthcare, Inc.*	3,958	212
National Healthcare Corp.	2,960	186
Owens & Minor, Inc.	6,797	239
PAREXEL International Corp.*	7,546	419
PharMerica Corp.*	6,198	128
Select Medical Holdings Corp.	8,400	121
Skilled Healthcare Group, Inc., Class A*	12,164	104
Team Health Holdings, Inc.*	6,900	397
Triple-S Management Corp., Class B*	5,993	143
U.S. Physical Therapy, Inc.	3,376	142
WellCare Health Plans, Inc.*	4,818	395

		7,183

Home & Office Products - 1.5%
ACCO Brands Corp.*	9,798	88
American Woodmark Corp.*	3,246	131
AV Homes, Inc.*	3,906	57
Beazer Homes USA, Inc.*	156	3
Blount International, Inc.*	5,212	91
Cavco Industries, Inc.*	2,461	195
CSS Industries, Inc.	1,291	36
Flexsteel Industries, Inc.	4,702	152
Griffon Corp.	6,214	83
Herman Miller, Inc.	5,251	154
HNI Corp.	5,207	266
Hooker Furniture Corp.	4,713	81
Hovnanian Enterprises, Inc., Class A*	1,450	6
Interface, Inc.	7,389	122
iRobot Corp.*	3,138	109
KB Home	7,507	124
Knoll, Inc.	6,643	141
La-Z-Boy, Inc.	7,379	198
Lifetime Brands, Inc.	5,100	88
M/I Homes, Inc.*	2,310	53
Mattress Firm Holding Corp.*	2,100	122
MDC Holdings, Inc.	6,379	169
Meritage Homes Corp.*	4,814	173
NACCO Industries, Inc., Class A	1,207	72
Nobility Homes, Inc.*	858	9
Quanex Building Products Corp.	3,704	69
Ryland Group (The), Inc.	4,403	170
Select Comfort Corp.*	3,635	98
St. Joe (The) Co.*	5,913	109
Standard Pacific Corp.*	8,300	60
Stanley Furniture Co., Inc.*	1,205	3
Steelcase, Inc., Class A	10,635	191
Virco Manufacturing Corp.*	1,533	4

		3,427

Industrial Services - 0.6%
Applied Industrial Technologies, Inc.	5,829	266
DXP Enterprises, Inc.*	2,923	148
Electro Rent Corp.	5,278	74
Furmanite Corp.*	8,081	63
H&E Equipment Services, Inc.	2,085	59
Kaman Corp.	3,766	151
TAL International Group, Inc.*	3,109	135
Titan Machinery, Inc.*	732	10
Watsco, Inc.	3,419	366

		1,272

Institutional Financial Services - 0.6%
BGC Partners, Inc., Class A	1,730	16
Evercore Partners, Inc., Class A	3,535	185
FBR & Co.*	1,055	26
GFI Group, Inc.	8,594	47
Greenhill & Co., Inc.	2,900	126
Interactive Brokers Group, Inc., Class A	6,996	204
INTL. FCStone, Inc.*	3,685	76
Investment Technology Group, Inc.*	8,752	182
JMP Group LLC	744	5

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Institutional Financial Services - 0.6% continued
Piper Jaffray Cos.*	2,391	$139
Stifel Financial Corp.*	6,114	312
SWS Group, Inc.*	1,990	14

		1,332

Insurance - 3.0%
Ambac Financial Group, Inc.*	4,500	110
American Equity Investment Life Holding Co.	8,141	238
AMERISAFE, Inc.	3,131	133
AmTrust Financial Services, Inc.	4,834	272
Argo Group International Holdings Ltd.	4,177	232
Aspen Insurance Holdings Ltd.	35	2
Atlantic American Corp.	6,501	26
Baldwin & Lyons, Inc., Class B	2,946	76
Citizens, Inc.*	10,348	79
CNO Financial Group, Inc.	24,270	418
Crawford & Co., Class B	13,944	143
Donegal Group, Inc., Class A	1,346	21
eHealth, Inc.*	4,409	110
EMC Insurance Group, Inc.	4,919	174
Employers Holdings, Inc.	5,733	135
Endurance Specialty Holdings Ltd.	4,810	288
FBL Financial Group, Inc., Class A	1,789	104
First Acceptance Corp.*	2,614	7
GAINSCO, Inc.*	714	7
Global Indemnity PLC*	459	13
Greenlight Capital Re Ltd., Class A*	3,700	121
Hallmark Financial Services, Inc.*	740	9
Hanover Insurance Group (The), Inc.	5,955	425
Hilltop Holdings, Inc.*	6,353	127
Horace Mann Educators Corp.	3,512	116
Infinity Property & Casualty Corp.	2,327	180
Kansas City Life Insurance Co.	1,695	81
Kemper Corp.	4,808	174
Maiden Holdings Ltd.	164	2
Meadowbrook Insurance Group, Inc.	1,250	11
Mercury General Corp.	2,800	159
Montpelier Re Holdings Ltd.	8,501	304
National Interstate Corp.	2,645	79
National Western Life Insurance Co., Class A	463	125
Navigators Group (The), Inc.*	1,200	88
OneBeacon Insurance Group Ltd., Class A	3,695	60
Phoenix (The) Cos., Inc.*	253	17
Platinum Underwriters Holdings Ltd.	4,503	331
Primerica, Inc.	5,374	292
Primus Guaranty Ltd.*	1,524	—
Radian Group, Inc.	17,959	300
RLI Corp.	5,556	274
Safety Insurance Group, Inc.	2,223	142
Selective Insurance Group, Inc.	5,229	142
StanCorp Financial Group, Inc.	4,814	336
Symetra Financial Corp.	9,241	213
Unico American Corp.*	114	1
United Fire Group, Inc.	4,320	128
Universal Insurance Holdings, Inc.	1,337	27

		6,852

Iron & Steel - 0.4%
Commercial Metals Co.	13,964	228
Haynes International, Inc.	2,129	103
Northwest Pipe Co.*	3,921	118
Olympic Steel, Inc.	2,200	39
Shiloh Industries, Inc.*	1,318	21
SunCoke Energy, Inc.	7,900	153
Universal Stainless & Alloy Products, Inc.*	2,319	58
Worthington Industries, Inc.	7,824	235

		955

Leisure Products - 0.7%
Arctic Cat, Inc.	3,243	115
Brunswick Corp.	12,520	642
Callaway Golf Co.	9,836	76
Drew Industries, Inc.*	5,785	295
Johnson Outdoors, Inc., Class A	2,972	93
LeapFrog Enterprises, Inc.*	3,555	17
Marine Products Corp.	2,310	19
Nautilus, Inc.*	6,100	93
Thor Industries, Inc.	4,491	251
Winnebago Industries, Inc.	4,094	89

		1,690

Machinery - 2.4%
Alamo Group, Inc.	1,014	49
Altra Industrial Motion Corp.	5,861	166
Astec Industries, Inc.	2,963	116
Briggs & Stratton Corp.	5,691	116
CIRCOR International, Inc.	2,429	146
ClearSign Combustion Corp.*	8,300	61
Columbus McKinnon Corp.	1,241	35

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Machinery - 2.4% continued
Curtiss-Wright Corp.	5,043	$356
Federal Signal Corp.	11,951	185
Franklin Electric Co., Inc.	6,086	228
Gorman-Rupp (The) Co.	4,538	146
Graham Corp.	2,221	64
Hardinge, Inc.	7,100	85
Hillenbrand, Inc.	8,137	281
Hollysys Automation Technologies Ltd.*	3,602	88
Hurco Cos., Inc.	980	33
Hyster-Yale Materials Handling, Inc.	2,214	162
John Bean Technologies Corp.	3,400	112
Kadant, Inc.	2,800	120
Key Technology, Inc.*	4,160	53
Lindsay Corp.	2,280	196
Magnetek, Inc.*	2,200	89
Middleby (The) Corp.*	7,300	723
MSA Safety, Inc.	3,381	180
MTS Systems Corp.	3,920	294
Mueller Water Products, Inc., Class A	16,267	167
Raven Industries, Inc.	5,134	128
Rexnord Corp.*	9,500	268
Rofin-Sinar Technologies, Inc.*	1,740	50
SL Industries, Inc.*	839	33
Standex International Corp.	2,733	211
Sun Hydraulics Corp.	3,149	124
Tennant Co.	2,590	187
Titan International, Inc.	920	10
Twin Disc, Inc.	1,817	36

		5,298

Manufactured Goods - 1.1%
Aegion Corp.*	4,492	84
AZZ, Inc.	4,818	226
Barnes Group, Inc.	5,533	205
Chart Industries, Inc.*	2,609	89
Dynamic Materials Corp.	1,018	16
Eastern (The) Co.	3,334	57
EnPro Industries, Inc.*	3,613	227
Gibraltar Industries, Inc.*	1,348	22
Handy & Harman Ltd.*	2,100	97
Insteel Industries, Inc.	1,700	40
LB Foster Co., Class A	1,499	73
Mueller Industries, Inc.	10,002	341
NCI Building Systems, Inc.*	4,671	87
Omega Flex, Inc.	455	17
Proto Labs, Inc.*	2,600	175
RBC Bearings, Inc.	3,711	239
Rogers Corp.*	3,000	244
RTI International Metals, Inc.*	4,441	112
Simpson Manufacturing Co., Inc.	4,403	152

		2,503

Media - 1.1%
AOL, Inc.*	1,900	88
Autobytel, Inc.*	7,400	81
Blucora, Inc.*	8,710	121
Crown Media Holdings, Inc., Class A*	3,597	13
DreamWorks Animation SKG, Inc., Class A*	8,324	186
Entercom Communications Corp., Class A*	5,347	65
Global Sources Ltd.*	12,300	78
HealthStream, Inc.*	4,289	126
Journal Communications, Inc., Class A*	3,428	39
Marchex, Inc., Class B	1,116	5
Media General, Inc.*	6,062	101
Meredith Corp.	4,421	240
National CineMedia, Inc.	4,295	62
New Media Investment Group, Inc.	1,366	32
New York Times (The) Co., Class A	16,627	220
Nexstar Broadcasting Group, Inc., Class A	1,800	93
Orbitz Worldwide, Inc.*	2,662	22
Reis, Inc.	2,141	56
Saga Communications, Inc., Class A	796	35
Scholastic Corp.	3,381	123
Shutterfly, Inc.*	3,462	144
Shutterstock, Inc.*	1,200	83
Sinclair Broadcast Group, Inc., Class A	5,251	144
Travelzoo, Inc.*	1,196	15
Trulia, Inc.*	414	19
WebMD Health Corp.*	5,895	233
World Wrestling Entertainment, Inc., Class A	6,541	81
XO Group, Inc.*	600	11

		2,516

Medical Equipment & Devices - 4.9%
Abaxis, Inc.	3,096	176
ABIOMED, Inc.*	6,527	248
Accuray, Inc.*	638	5
Affymetrix, Inc.*	6,225	61

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Medical Equipment & Devices - 4.9% continued
Alere, Inc.*	6,700	$255
Align Technology, Inc.*	8,712	487
Alphatec Holdings, Inc.*	44	—
Analogic Corp.	2,239	189
AngioDynamics, Inc.*	8,563	163
AtriCure, Inc.*	2,166	43
Atrion Corp.	508	173
Baxano Surgical, Inc.*	86	—
BioTelemetry, Inc.*	1,210	12
Bovie Medical Corp.*	24,260	88
Bruker Corp.*	10,700	210
Cardiovascular Systems, Inc.*	5,262	158
Catalent, Inc.*	6,200	173
Cepheid, Inc.*	8,969	486
CONMED Corp.	4,226	190
CryoLife, Inc.	8,623	98
Cutera, Inc.*	4,710	50
Cyberonics, Inc.*	4,925	274
Cynosure, Inc., Class A*	6,690	183
Daxor Corp.	522	4
Derma Sciences, Inc.*	6,000	56
DexCom, Inc.*	9,438	520
Endologix, Inc.*	4,240	65
Exact Sciences Corp.*	5,500	151
Exactech, Inc.*	6,272	148
Globus Medical, Inc., Class A*	6,600	157
Greatbatch, Inc.*	4,590	226
Haemonetics Corp.*	7,684	288
Hansen Medical, Inc.*	1,520	1
Harvard Apparatus Regenerative Technology, Inc.*	449	1
Harvard Bioscience, Inc.*	1,997	11
HeartWare International, Inc.*	2,100	154
Hill-Rom Holdings, Inc.	7,100	324
ICU Medical, Inc.*	2,681	220
Insulet Corp.*	6,976	321
Integra LifeSciences Holdings Corp.*	3,283	178
Iridex Corp.*	100	1
LeMaitre Vascular, Inc.	11,523	88
Luminex Corp.*	5,397	101
Masimo Corp.*	7,298	192
Meridian Bioscience, Inc.	4,429	73
Merit Medical Systems, Inc.*	7,286	126
Misonix, Inc.*	7,600	94
Myriad Genetics, Inc.*	7,100	242
Natus Medical, Inc.*	9,082	327
Neogen Corp.*	4,298	213
NuVasive, Inc.*	8,298	391
NxStage Medical, Inc.*	2,260	41
OPKO Health, Inc.*	9,455	94
OraSure Technologies, Inc.*	11,634	118
Orthofix International N.V.*	4,135	124
Quidel Corp.*	5,717	165
Rockwell Medical, Inc.*	1,017	10
RTI Surgical, Inc.*	3,608	19
Sequenom, Inc.*	22,900	85
Span-America Medical Systems, Inc.	2,086	36
Sparton Corp.*	752	21
Spectranetics (The) Corp.*	5,173	179
STERIS Corp.	6,809	442
SurModics, Inc.*	5,142	114
Symmetry Surgical, Inc.*	2,310	18
Thoratec Corp.*	6,745	219
Utah Medical Products, Inc.	2,164	130
Vascular Solutions, Inc.*	4,603	125
West Pharmaceutical Services, Inc.	9,776	521
Wright Medical Group, Inc.*	5,177	139

		10,995

Metals & Mining - 0.3%
Encore Wire Corp.	1,271	48
Harsco Corp.	9,600	181
Horsehead Holding Corp.*	7,828	124
Kaiser Aluminum Corp.	2,353	168
US Silica Holdings, Inc.	4,100	105

		626

Oil, Gas & Coal - 2.7%
Adams Resources & Energy, Inc.	2,285	114
Alon USA Energy, Inc.	5,386	68
Approach Resources, Inc.*	390	3
Basic Energy Services, Inc.*	8,956	63
Bill Barrett Corp.*	3,400	39
Bonanza Creek Energy, Inc.*	3,500	84
Bristow Group, Inc.	4,467	294
C&J Energy Services, Inc.*	5,200	69
Callon Petroleum Co.*	5,842	32
CARBO Ceramics, Inc.	1,800	72
Carrizo Oil & Gas, Inc.*	7,752	322
Clayton Williams Energy, Inc.*	2,083	133

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Oil, Gas & Coal - 2.7% continued
Contango Oil & Gas Co.*	2,328	$68
Dawson Geophysical Co.	992	12
Delek US Holdings, Inc.	3,223	88
Diamondback Energy, Inc.*	2,400	143
Energy XXI Ltd.	1,852	6
EnLink Midstream LLC	3,300	117
Evolution Petroleum Corp.	6,752	50
Exterran Holdings, Inc.	6,681	218
Flotek Industries, Inc.*	6,200	116
Geospace Technologies Corp.*	364	10
Goodrich Petroleum Corp.*	3,100	14
Gran Tierra Energy, Inc.*	34,156	132
Gulf Coast Ultra Deep Royalty Trust*	14,074	18
Gulf Island Fabrication, Inc.	2,341	45
Gulfmark Offshore, Inc., Class A	3,271	80
Halcon Resources Corp.*	1,152	2
Helix Energy Solutions Group, Inc.*	12,050	261
Hercules Offshore, Inc.*	283	—
Isramco, Inc.*	1,466	202
LinnCo LLC	9,751	101
Matrix Service Co.*	3,935	88
Natural Gas Services Group, Inc.*	4,587	106
Newpark Resources, Inc.*	12,912	123
Panhandle Oil and Gas, Inc., Class A	6,658	155
PDC Energy, Inc.*	3,394	140
Penn Virginia Corp.*	11,400	76
PHI, Inc. (Non Voting)*	3,670	137
Pioneer Energy Services Corp.*	7,707	43
PowerSecure International, Inc.*	1,180	14
PrimeEnergy Corp.*	908	66
Rex Energy Corp.*	5,204	27
Rosetta Resources, Inc.*	6,909	154
Sanchez Energy Corp.*	6,400	59
SEACOR Holdings, Inc.*	2,400	177
SemGroup Corp., Class A	5,374	368
Stone Energy Corp.*	6,458	109
T.G.C. Industries, Inc.*	1,253	3
Tesco Corp.	9,000	115
TETRA Technologies, Inc.*	7,951	53
Thermon Group Holdings, Inc.*	3,600	87
Triangle Petroleum Corp.*	3,361	16
VAALCO Energy, Inc.*	10,511	48
Warren Resources, Inc.*	2,578	4
Western Refining, Inc.	7,697	291
Westmoreland Coal Co.*	5,489	182
Whiting Petroleum Corp.*	5,383	178
World Fuel Services Corp.	7,637	358

		6,153

Passenger Transportation - 0.3%
Allegiant Travel Co.	2,568	386
Hawaiian Holdings, Inc.*	1,583	41
JetBlue Airways Corp.*	22,005	349
Republic Airways Holdings, Inc.*	1,318	19

		795

Real Estate - 0.4%
Alexander & Baldwin, Inc.	5,330	209
Capital Senior Living Corp.*	3,266	81
Consolidated-Tomoka Land Co.	1,787	100
Forestar Group, Inc.*	6,208	96
FRP Holdings, Inc.*	1,279	50
Griffin Land & Nurseries, Inc.	153	5
Kennedy-Wilson Holdings, Inc.	6,562	166
Resource America, Inc., Class A	1,729	16
Stratus Properties, Inc.*	114	2
Tejon Ranch Co.*	2,558	75
Trinity Place Holdings, Inc.*	913	6

		806

Real Estate Investment Trusts - 8.2%
Acadia Realty Trust	5,567	178
AG Mortgage Investment Trust, Inc.	2,800	52
Agree Realty Corp.	4,451	138
Alexander’s, Inc.	663	290
American Assets Trust, Inc.	3,707	148
American Residential Properties, Inc.*	2,600	46
AmREIT, Inc.	3,200	85
Apollo Commercial Real Estate Finance, Inc.	6,106	100
Apollo Residential Mortgage, Inc.	3,000	47
Arbor Realty Trust, Inc.	14,664	99
Ares Commercial Real Estate Corp.	7,600	87
Armada Hoffler Properties, Inc.	5,100	48
ARMOUR Residential REIT, Inc.	39,500	145
Ashford Hospitality Prime, Inc.	3,197	55
Ashford Hospitality Trust, Inc.	15,386	161
Associated Estates Realty Corp.	4,699	109
Aviv REIT, Inc.	1,900	66
Blackstone Mortgage Trust, Inc., Class A	4,879	142

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Real Estate Investment Trusts - 8.2% continued
Brandywine Realty Trust	21,117	$337
BRT Realty Trust*	15,341	107
Campus Crest Communities, Inc.	5,200	38
Capstead Mortgage Corp.	10,555	130
CareTrust REIT, Inc.	5,811	72
CatchMark Timber Trust, Inc. Class A	3,600	41
Cedar Realty Trust, Inc.	13,682	100
Chambers Street Properties	25,300	204
Chatham Lodging Trust	2,000	58
Cherry Hill Mortgage Investment Corp.	2,500	46
Chesapeake Lodging Trust	6,802	253
CIM Commercial Trust Corp.	8	—
Colony Financial, Inc.	8,940	213
CoreSite Realty Corp.	2,386	93
Corporate Office Properties Trust	9,800	278
Cousins Properties, Inc.	19,146	219
CubeSmart	18,809	415
CyrusOne, Inc.	2,400	66
DCT Industrial Trust, Inc.	8,595	307
DiamondRock Hospitality Co.	23,858	355
DuPont Fabros Technology, Inc.	8,783	292
Dynex Capital, Inc.	6,684	55
EastGroup Properties, Inc.	4,070	258
Education Realty Trust, Inc.	4,378	160
Ellington Residential Mortgage REIT	3,000	49
EPR Properties	7,005	404
Equity Commonwealth	9,448	243
Equity One, Inc.	8,863	225
Excel Trust, Inc.	5,017	67
FelCor Lodging Trust, Inc.	13,215	143
First Industrial Realty Trust, Inc.	10,952	225
First Potomac Realty Trust	9,167	113
Franklin Street Properties Corp.	12,139	149
Geo Group (The), Inc.	12,325	497
Getty Realty Corp.	7,781	142
Gladstone Commercial Corp.	6,681	115
Glimcher Realty Trust	15,420	212
Gramercy Property Trust, Inc.	11,428	79
Gyrodyne Co. of America, Inc.	844	4
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,700	53
Healthcare Realty Trust, Inc.	12,351	337
Hersha Hospitality Trust	20,066	141
Highwoods Properties, Inc.	10,169	450
Hudson Pacific Properties, Inc.	3,740	112
Inland Real Estate Corp.	10,728	118
Investors Real Estate Trust	11,187	91
iStar Financial, Inc.*	8,644	118
JAVELIN Mortgage Investment Corp.	3,700	38
Kite Realty Group Trust	3,279	94
LaSalle Hotel Properties	11,320	458
Lexington Realty Trust	25,133	276
LTC Properties, Inc.	3,105	134
Medical Properties Trust, Inc.	16,460	227
Monmouth Real Estate Investment Corp.	7,232	80
National Health Investors, Inc.	4,070	285
New Residential Investment Corp.	12,073	154
New Senior Investment Group, Inc.	7,274	120
New York Mortgage Trust, Inc.	9,225	71
Newcastle Investment Corp.	7,274	33
NorthStar Realty Finance Corp.	6,961	122
Omega Healthcare Investors, Inc.	2,100	82
One Liberty Properties, Inc.	3,998	95
Parkway Properties, Inc.	7,396	136
Pebblebrook Hotel Trust	6,275	286
Pennsylvania Real Estate Investment Trust	7,798	183
PennyMac Mortgage Investment Trust	7,240	153
Physicians Realty Trust	3,500	58
Post Properties, Inc.	6,619	389
Potlatch Corp.	5,074	212
PS Business Parks, Inc.	2,122	169
QTS Realty Trust, Inc., Class A	1,800	61
RAIT Financial Trust	18,296	140
Ramco-Gershenson Properties Trust	8,648	162
Redwood Trust, Inc.	9,670	191
Resource Capital Corp.	22,315	113
Retail Opportunity Investments Corp.	9,249	155
Rexford Industrial Realty, Inc.	3,400	53
RLJ Lodging Trust	14,200	476
Rouse Properties, Inc.	4,600	85
Ryman Hospitality Properties, Inc.	5,920	312
Sabra Health Care REIT, Inc.	4,427	134
Saul Centers, Inc.	2,202	126
Select Income REIT	1,500	37
Silver Bay Realty Trust Corp.	4,451	74
Sotherly Hotels, Inc.	443	3
Sovran Self Storage, Inc.	4,075	355
STAG Industrial, Inc.	1,700	42
Strategic Hotels & Resorts, Inc.*	20,667	273

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Real Estate Investment Trusts - 8.2% continued
Summit Hotel Properties, Inc.	7,400	$92
Sun Communities, Inc.	5,185	314
Sunstone Hotel Investors, Inc.	20,882	345
Terreno Realty Corp.	3,670	76
UMH Properties, Inc.	15,231	146
Universal Health Realty Income Trust	2,967	143
Urstadt Biddle Properties, Inc., Class A	3,160	69
Washington Real Estate Investment Trust	7,600	210
Western Asset Mortgage Capital Corp.	3,218	47
Whitestone REIT	4,464	67
Winthrop Realty Trust	7,989	125
ZAIS Financial Corp.	3,000	52

		18,513

Recreational Facilities & Services - 0.7%
Bowl America, Inc., Class A	460	7
Carmike Cinemas, Inc.*	905	24
International Speedway Corp., Class A	4,355	138
Interval Leisure Group, Inc.	6,129	128
Life Time Fitness, Inc.*	4,872	276
Live Nation Entertainment, Inc.*	13,984	365
Marcus (The) Corp.	2,141	40
RCI Hospitality Holdings, Inc.*	5,433	54
Reading International, Inc., Class A*	1,023	13
Speedway Motorsports, Inc.	2,015	44
Steiner Leisure Ltd.*	1,298	60
Town Sports International Holdings, Inc.	2,868	17
Vail Resorts, Inc.	3,773	344

		1,510

Renewable Energy - 0.5%
Advanced Energy Industries, Inc.*	8,510	202
EnerSys	5,349	330
Green Plains, Inc.	3,563	88
REX American Resources Corp.*	4,873	302
SunPower Corp.*	6,456	167
Ultralife Corp.*	790	2

		1,091

Retail - Consumer Staples - 0.9%
Big Lots, Inc.	6,800	272
Casey’s General Stores, Inc.	6,397	578
Fred’s, Inc., Class A	5,459	95
Fresh Market (The), Inc.*	3,329	137
Ingles Markets, Inc., Class A	3,534	131
Pantry (The), Inc.*	693	26
PriceSmart, Inc.	2,669	243
Rite Aid Corp.*	16,021	120
SpartanNash Co.	2,513	66
SUPERVALU, Inc.*	6,345	62
Village Super Market, Inc., Class A	1,164	32
Weis Markets, Inc.	3,263	156

		1,918

Retail - Discretionary - 3.6%
1-800-Flowers.com, Inc., Class A*	3,108	26
America’s Car-Mart, Inc.*	2,180	116
ANN, Inc.*	9,356	341
Asbury Automotive Group, Inc.*	4,797	364
Beacon Roofing Supply, Inc.*	6,387	178
Big 5 Sporting Goods Corp.	648	10
Blue Nile, Inc.*	2,204	79
BlueLinx Holdings, Inc.*	984	1
Books-A-Million, Inc.*	300	1
Brown Shoe Co., Inc.	6,987	225
Buckle (The), Inc.	3,394	178
Build-A-Bear Workshop, Inc.*	1,694	34
Builders FirstSource, Inc.*	1,871	13
Cato (The) Corp., Class A	3,071	130
Children’s Place (The), Inc.	3,394	193
Christopher & Banks Corp.*	2,313	13
Conn’s, Inc.*	2,404	45
Destination Maternity Corp.	616	10
Ethan Allen Interiors, Inc.	4,708	146
Express, Inc.*	5,100	75
Finish Line (The), Inc., Class A	5,964	145
First Cash Financial Services, Inc.*	3,653	203
Gaiam, Inc., Class A*	600	4
Genesco, Inc.*	3,004	230
Group 1 Automotive, Inc.	2,790	250
Haverty Furniture Cos., Inc.	4,074	90
Hibbett Sports, Inc.*	4,344	210
HSN, Inc.	6,154	468
Kirkland’s, Inc.*	3,690	87
Liquidity Services, Inc.*	3,921	32
Lithia Motors, Inc., Class A	2,992	259
Lumber Liquidators Holdings, Inc.*	4,877	323
Men’s Wearhouse (The), Inc.	6,229	275
Monro Muffler Brake, Inc.	3,896	225
New York & Co., Inc.*	763	2
Office Depot, Inc.*	62,839	539

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Retail - Discretionary - 3.6% continued
Outerwall, Inc.*	3,740	$281
Overstock.com, Inc.*	832	20
Penske Automotive Group, Inc.	8,345	410
Pep Boys-Manny Moe & Jack (The)*	2,643	26
PetMed Express, Inc.	2,449	35
PHH Corp.*	6,399	153
Pier 1 Imports, Inc.	9,056	140
Restoration Hardware Holdings, Inc.*	3,900	374
Rush Enterprises, Inc., Class A*	4,697	151
SciQuest, Inc.*	73	1
Shoe Carnival, Inc.	3,509	90
Sonic Automotive, Inc., Class A	6,770	183
Stage Stores, Inc.	5,824	121
Stein Mart, Inc.	2,870	42
Systemax, Inc.*	6,179	83
Tuesday Morning Corp.*	1,160	25
United Online, Inc.*	8,076	118
Vitamin Shoppe, Inc.*	3,597	175
West Marine, Inc.*	736	10
Wet Seal (The), Inc., Class A*	89	—
Zumiez, Inc.*	3,472	134

		8,092

Semiconductors - 3.5%
Amkor Technology, Inc.*	16,100	114
Brooks Automation, Inc.	8,761	112
Cabot Microelectronics Corp.*	2,536	120
Cascade Microtech, Inc.*	6,159	90
Cavium, Inc.*	6,500	402
Cirrus Logic, Inc.*	9,929	234
Coherent, Inc.*	3,149	191
Cohu, Inc.	4,631	55
Cypress Semiconductor Corp.*	19,900	284
Diodes, Inc.*	4,728	130
DSP Group, Inc.*	2,163	24
Electro Scientific Industries, Inc.	48	—
Entegris, Inc.*	19,043	252
Exar Corp.*	10,094	103
Fairchild Semiconductor International, Inc.*	11,927	201
II-VI, Inc.*	2,126	29
Integrated Device Technology, Inc.*	15,018	294
International Rectifier Corp.*	6,552	261
Intersil Corp., Class A	20,708	300
InvenSense, Inc.*	6,200	101
IXYS Corp.	8,759	110
Kulicke & Soffa Industries, Inc.*	10,474	151
Lattice Semiconductor Corp.*	14,151	98
Micrel, Inc.	9,078	132
Microsemi Corp.*	10,729	305
MKS Instruments, Inc.	6,839	250
Monolithic Power Systems, Inc.	4,078	203
Nanometrics, Inc.*	2,600	44
Newport Corp.*	6,217	119
NVE Corp.*	1,230	87
OmniVision Technologies, Inc.*	5,300	138
Park Electrochemical Corp.	4,187	104
Pericom Semiconductor Corp.*	1,860	25
Photronics, Inc.*	4,055	34
PMC - Sierra, Inc.*	24,564	225
Power Integrations, Inc.	3,948	204
Rambus, Inc.*	12,172	135
RF Micro Devices, Inc.*	28,113	466
Rudolph Technologies, Inc.*	2,144	22
Semtech Corp.*	6,676	184
Silicon Image, Inc.*	951	5
Silicon Laboratories, Inc.*	5,094	243
Spansion, Inc., Class A*	3,695	126
Tessera Technologies, Inc.	6,232	223
TriQuint Semiconductor, Inc.*	11,100	306
Ultratech, Inc.*	3,924	73
Universal Display Corp.*	4,794	133
Vishay Intertechnology, Inc.	15,806	224
Xcerra Corp.*	13,591	125

		7,791

Software - 4.3%
8x8, Inc.*	13,215	121
ACI Worldwide, Inc.*	14,413	291
Actua Corp.*	7,976	147
Actuate Corp.*	1,151	8
Acxiom Corp.*	6,851	139
Advent Software, Inc.	5,551	170
Agilysys, Inc.*	7,702	97
American Software, Inc., Class A	12,936	118
Aspen Technology, Inc.*	10,171	356
Avid Technology, Inc.*	5,900	84
Aware, Inc.	638	3
Blackbaud, Inc.	4,808	208
BroadSoft, Inc.*	2,800	81

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Software - 4.3% continued
Callidus Software, Inc.*	1,738	$28
CommVault Systems, Inc.*	5,198	269
Computer Programs & Systems, Inc.	3,383	206
Concurrent Computer Corp.	11,600	82
Cornerstone OnDemand, Inc.*	3,500	123
Datawatch Corp.*	5,000	45
Dealertrack Technologies, Inc.*	6,386	283
Digi International, Inc.*	1,495	14
Digital River, Inc.*	6,464	160
eGain Corp.*	1,366	7
Envestnet, Inc.*	2,100	103
Epiq Systems, Inc.	1,882	32
Exa Corp.*	1,135	13
Guidance Software, Inc.*	100	1
Guidewire Software, Inc.*	7,200	365
inContact, Inc.*	6,958	61
InnerWorkings, Inc.*	1,028	8
Interactive Intelligence Group, Inc.*	2,682	128
iPass, Inc.*	1,589	2
Lionbridge Technologies, Inc.*	2,308	13
LivePerson, Inc.*	6,628	93
LogMeIn, Inc.*	4,235	209
Manhattan Associates, Inc.*	14,280	581
MedAssets, Inc.*	9,808	194
Mentor Graphics Corp.	10,312	226
Merge Healthcare, Inc.*	720	3
MicroStrategy, Inc., Class A*	1,102	179
Monotype Imaging Holdings, Inc.	4,200	121
Omnicell, Inc.*	5,163	171
PDF Solutions, Inc.*	1,500	22
Pegasystems, Inc.	6,156	128
Progress Software Corp.*	8,090	219
PROS Holdings, Inc.*	4,114	113
PTC, Inc.*	13,139	482
QAD, Inc., Class B	642	13
Qlik Technologies, Inc.*	10,013	309
Quality Systems, Inc.	1,106	17
RealPage, Inc.*	5,000	110
Saba Software, Inc.*	1,250	10
Seachange International, Inc.*	1,180	8
SPS Commerce, Inc.*	1,200	68
SS&C Technologies Holdings, Inc.	6,404	375
Support.com, Inc.*	956	2
Synchronoss Technologies, Inc.*	6,674	279
Take-Two Interactive Software, Inc.*	11,345	318
Tyler Technologies, Inc.*	5,181	567
Ultimate Software Group (The), Inc.*	3,243	476
Unwired Planet, Inc.*	2,625	3
VASCO Data Security International, Inc.*	2,630	74
Verint Systems, Inc.*	5,723	334
Web.com Group, Inc.*	5,702	108

		9,578

Specialty Finance - 2.6%
Aircastle Ltd.	4,104	88
Arlington Asset Investment Corp., Class A	454	12
Blackhawk Network Holdings, Inc.*	6,700	260
CAI International, Inc.*	2,451	57
Cardtronics, Inc.*	4,651	179
Cash America International, Inc.	3,409	77
Cass Information Systems, Inc.	2,183	116
CoreLogic, Inc.*	10,914	345
Credit Acceptance Corp.*	2,942	401
Ellie Mae, Inc.*	4,300	173
Encore Capital Group, Inc.*	4,188	186
Enova International, Inc.*	3,119	69
Euronet Worldwide, Inc.*	6,839	375
Federal Agricultural Mortgage Corp., Class C	100	3
First American Financial Corp.	9,933	337
Global Cash Access Holdings, Inc.*	4,413	32
Heartland Payment Systems, Inc.	4,597	248
HFF, Inc., Class A	3,300	119
Investors Title Co.	1,722	125
McGrath RentCorp	3,959	142
Meta Financial Group, Inc.	1,450	51
MGIC Investment Corp.*	18,680	174
MicroFinancial, Inc.	1,682	17
MoneyGram International, Inc.*	59	1
Nelnet, Inc., Class A	5,423	251
Net 1 UEPS Technologies, Inc.*	7,700	88
NewStar Financial, Inc.*	1,444	19
Orchid Island Capital, Inc.	4,000	52
PRA Group, Inc.*	6,318	366
Stewart Information Services Corp.	4,572	169
Textainer Group Holdings Ltd.	2,547	87
Tree.com, Inc.*	1,700	82
WageWorks, Inc.*	3,100	200
Walter Investment Management Corp.*	5,608	93

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Specialty Finance - 2.6% continued
WEX, Inc.*	5,962	$590
Willis Lease Finance Corp.*	608	13
World Acceptance Corp.*	2,939	234

		5,831

Technology Services - 2.9%
Black Box Corp.	2,299	55
Bottomline Technologies de, Inc.*	4,714	119
CACI International, Inc., Class A*	3,489	301
Ciber, Inc.*	5,713	20
Computer Services, Inc.	2,000	80
comScore, Inc.*	5,789	269
Comverse, Inc.*	2,084	39
Convergys Corp.	13,653	278
CoStar Group, Inc.*	3,618	664
CSG Systems International, Inc.	4,844	121
Cubic Corp.	3,653	192
Engility Holdings, Inc.*	2,000	86
EPAM Systems, Inc.*	3,300	158
ExlService Holdings, Inc.*	3,747	108
Fair Isaac Corp.	5,212	377
Forrester Research, Inc.	4,070	160
ICF International, Inc.*	1,286	53
iGATE Corp.*	5,359	211
Luxoft Holding, Inc.*	2,200	85
MarketAxess Holdings, Inc.	4,376	314
Mattersight Corp.*	1,458	9
MAXIMUS, Inc.	13,198	724
Medidata Solutions, Inc.*	5,826	278
NIC, Inc.	7,421	133
Perficient, Inc.*	2,636	49
Rentrak Corp.*	2,407	175
Sapient Corp.*	15,792	393
Science Applications International Corp.	1,600	79
StarTek, Inc.*	780	8
Sykes Enterprises, Inc.*	9,464	222
Syntel, Inc.*	7,866	354
TeleTech Holdings, Inc.*	6,326	150
Tessco Technologies, Inc.	1,274	37
Unisys Corp.*	3,400	100
Virtusa Corp.*	840	35

		6,436

Telecom - 0.9%
Atlantic Tele-Network, Inc.	1,201	81
Cincinnati Bell, Inc.*	25,663	82
Cogent Communications Holdings, Inc.	6,812	241
Consolidated Communications Holdings, Inc.	11,325	315
DigitalGlobe, Inc.*	7,772	241
General Communication, Inc., Class A*	4,385	60
IDT Corp., Class B	1,751	36
Internap Corp.*	3,414	27
j2 Global, Inc.	7,002	434
Lumos Networks Corp.	1,087	18
NTELOS Holdings Corp.	12	—
Pendrell Corp.*	33,351	46
Premiere Global Services, Inc.*	13,019	138
RigNet, Inc.*	3,272	134
Shenandoah Telecommunications Co.	1,704	53
Spok Holdings, Inc.	3,417	60
Straight Path Communications, Inc., Class B*	825	16
Zix Corp.*	2,988	11

		1,993

Transportation & Logistics - 1.5%
Air Transport Services Group, Inc.*	12,910	110
Atlas Air Worldwide Holdings, Inc.*	785	39
Celadon Group, Inc.	4,397	100
Covenant Transportation Group, Inc., Class A*	1,578	43
Forward Air Corp.	4,333	218
Golar LNG Ltd.	4,226	154
Heartland Express, Inc.	8,621	233
Hornbeck Offshore Services, Inc.*	3,926	98
International Shipholding Corp.	319	5
Knight Transportation, Inc.	7,760	261
Macquarie Infrastructure Co. LLC	1,200	85
Marten Transport Ltd.	6,176	135
Matson, Inc.	5,230	181
Mobile Mini, Inc.	4,658	189
P.A.M. Transportation Services, Inc.*	2,700	140
Providence and Worcester Railroad Co.	7,307	132
Saia, Inc.*	3,147	174
Ship Finance International Ltd.	6,232	88
Stamps.com, Inc.*	4,528	217
Universal Truckload Services, Inc.	4,013	114
USA Truck, Inc.*	3,500	99
UTi Worldwide, Inc.*	12,200	147
Werner Enterprises, Inc.	5,864	183
XPO Logistics, Inc.*	6,596	270

		3,415

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Transportation Equipment - 0.3%
American Railcar Industries, Inc.	2,306	$119
Conrad Industries, Inc.	2,200	77
FreightCar America, Inc.	3,686	97
Greenbrier (The) Cos., Inc.	3,584	192
Spartan Motors, Inc.	1,167	6
Wabash National Corp.*	14,618	181

		672

Utilities - 3.4%
ALLETE, Inc.	4,601	254
American States Water Co.	5,300	200
Artesian Resources Corp., Class A	6,134	139
Avista Corp.	8,471	299
Black Hills Corp.	5,345	283
California Water Service Group	5,248	129
Chesapeake Utilities Corp.	4,034	200
Cleco Corp.	6,927	378
Connecticut Water Service, Inc.	2,700	98
Consolidated Water Co. Ltd.	12,364	132
Delta Natural Gas Co., Inc.	184	4
Dynegy, Inc.*	12,300	373
El Paso Electric Co.	5,961	239
Empire District Electric (The) Co.	4,845	144
IDACORP, Inc.	6,990	463
Laclede Group (The), Inc.	2,787	148
MGE Energy, Inc.	3,890	177
Middlesex Water Co.	3,986	92
New Jersey Resources Corp.	5,211	319
Northwest Natural Gas Co.	4,023	201
NorthWestern Corp.	4,403	249
ONE Gas, Inc.	6,600	272
Ormat Technologies, Inc.	1,291	35
Otter Tail Corp.	4,295	133
Piedmont Natural Gas Co., Inc.	7,969	314
PNM Resources, Inc.	12,290	364
Portland General Electric Co.	10,215	386
RGC Resources, Inc.	543	12
SJW Corp.	2,798	90
South Jersey Industries, Inc.	3,677	217
Southwest Gas Corp.	6,270	388
UIL Holdings Corp.	6,566	286
Unitil Corp.	3,248	119
WGL Holdings, Inc.	6,614	361
York Water (The) Co.	3,216	75

		7,573

Waste & Environment Services & Equipment - 0.5%
Cantel Medical Corp.	7,656	331
Ceco Environmental Corp.	5,753	89
CLARCOR, Inc.	6,249	417
Heritage-Crystal Clean, Inc.*	465	6
Sharps Compliance Corp.*	1,737	7
Tetra Tech, Inc.	7,187	192
US Ecology, Inc.	4,113	165

		1,207

Total Common Stocks (Cost $140,042)		213,028

MASTER LIMITED PARTNERSHIPS - 0 .1%
Oil, Gas & Coal - 0.1%
Niska Gas Storage Partners LLC, Class U	7,312	22
Vanguard Natural Resources LLC	6,256	94

		116

Total Master Limited Partnerships (Cost $289)		116

PREFERRED STOCKS - 0.0%
Utilities - 0.0%
Genie Energy Ltd.*	1,025	7

Total Preferred Stocks (Cost $10)		7

RIGHTS - 0.0%
Biotechnology & Pharmaceuticals - 0.0%
Cubist Pharmaceuticals, Inc. (Contingent Value Rights)*	6,942	—
Forest Laboratories, Inc. (Contingent Value Rights)*	3,326	—

		—

Medical Equipment & Devices - 0.0%
American Medical Alert Corp.(1) *	13,109	—
Wright Medical Group, Inc. (Contingent Value Rights)*	5,624	28

		28

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0% continued
Real Estate - 0.0%
Gyrodyne Special Distribution LLC*	744	$15

Total Rights (Cost $51)		43

OTHER - 0.0%(2)
Escrow Adolor Corp.*	1,241	—

Total Other (Cost $ — )		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Tejon Ranch Co. Exp. 8/31/16, Strike $40.00*	348	$1

Total Warrants (Cost $2)		1

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 5.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	11,998,340	$11,998

Total Investment Companies (Cost $11,998)		11,998

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.03%, 4/30/15(5)	$830	$830

Total Short-Term Investments (Cost $830)		830

Total Investments - 100.7% (Cost $153,222)		226,023

Liabilities less Other Assets - (0.7)%		(1,666)

NET ASSETS - 100.0%		$224,357

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Security listed as “escrow” is considered to be worthless.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $3,812,000 with net purchases of approximately $8,186,000 during the nine months ended December 31, 2014.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini Index	87	$10,446	Long	3/15	$383

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.5%
Consumer Staples	3.9
Energy	3.3
Financials	23.8
Health Care	14.5
Industrials	14.4
Information Technology	18.0
Materials	4.4
Telecommunication Services	0.6
Utilities	3.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Banking	$17,986		$12	$—	$17,998
Transportation & Logistics	3,283		132	—	3,415
All Other Industries	191,615	(1)	—	—	191,615
Master Limited Partnerships	116	(1)	—	—	116
Preferred Stocks	6	(1)	—	—	6
Rights
Real Estate	—		—	15	15
All Other Industries	28	(1)	—	—	28
Warrants	1		—	—	1
Investment Companies	11,998		—	—	11,998
Short-Term Investments	—		830	—	830

Total Investments	$225,033		$974	$15	$226,022

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$383		$—	$—	$383

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000S)	Reason
Common Stocks
Banking	$12	Valuations at bid price
Transportation & Logistics	132	Valuations at bid price

Total	$144

At December 31, 2014, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Industry	Value (000S)	Reason
Common Stocks
Aerospace & Defense	$28	Valuations at last trade price
Asset Management	2	Valuations at official close price
Banking	67	Valuations at official close price
Home & Office Products	9	Valuations at last trade price
Insurance	7	Valuations at last trade price
Medical Equipment & Devices	4	Valuations at last trade price
Oil, Gas & Coal	66	Valuations at official close price

Total	$183

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued	DECEMBER 31, 2014 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/14 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/14 (000S)
Common Stock
Healthcare - Services	$—	$13	$3	$—	$(16)	$—	$—	$—	$3
Rights
Real Estate Investment Trust	—	—	15	—	—	—	—	15	15

Total	$—	$13	$18	$—	$(16)	$—	$—	$15	$18

The Fund valued the securities included in the balance as of 12/31/14 above using an evaluated price from a third party provider.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$153,289

Gross tax appreciation of investments	$76,064
Gross tax depreciation of investments	(3,330)

Net tax appreciation of investments	$72,734

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%
Aerospace & Defense - 2.0%
AAR Corp.	362,548	$10,071
Alliant Techsystems, Inc.	24,776	2,880
Ducommun, Inc.*	18,619	471
Esterline Technologies Corp.*	170,102	18,657
Moog, Inc., Class A*	124,663	9,229
Orbital Sciences Corp.*	93,366	2,511
Oshkosh Corp.	67,645	3,291
Teledyne Technologies, Inc.*	78,200	8,034
Woodward, Inc.	42,264	2,081

		57,225

Apparel & Textile Products - 0.9%
Columbia Sportswear Co.	84,142	3,748
Iconix Brand Group, Inc.*	384,281	12,985
Movado Group, Inc.	20,429	580
Perry Ellis International, Inc.*	81,405	2,111
Skechers U.S.A., Inc., Class A*	41,221	2,277
Unifi, Inc.*	72,805	2,164

		23,865

Asset Management - 0.3%
Calamos Asset Management, Inc., Class A	119,723	1,595
Janus Capital Group, Inc.	341,816	5,513
Oppenheimer Holdings, Inc., Class A	53,588	1,246

		8,354

Automotive - 1.3%
Actuant Corp., Class A	17,887	487
Cooper Tire & Rubber Co.	228,683	7,924
Cooper-Standard Holding, Inc.*	15,456	895
Dana Holding Corp.	691,393	15,031
Miller Industries, Inc.	107,834	2,242
Remy International, Inc.	27,310	571
Standard Motor Products, Inc.	132,879	5,065
Superior Industries International, Inc.	207,455	4,106

		36,321

Banking - 16.7%
Arrow Financial Corp.	9,412	259
Astoria Financial Corp.	387,774	5,181
BancFirst Corp.	48,552	3,078
BancorpSouth, Inc.	392,827	8,843
Bank of the Ozarks, Inc.	136,704	5,184
BankFinancial Corp.	82,230	975
Banner Corp.	14,548	626
BBCN Bancorp, Inc.	376,708	5,417
Berkshire Hills Bancorp, Inc.	88,406	2,357
Boston Private Financial Holdings, Inc.	60,149	810
Brookline Bancorp, Inc.	59,557	597
Bryn Mawr Bank Corp.	10,161	318
Capital City Bank Group, Inc.	48,051	747
Cardinal Financial Corp.	177,745	3,525
Cathay General Bancorp	378,872	9,695
Central Pacific Financial Corp.	31,476	677
Chemical Financial Corp.	297,054	9,102
City Holding Co.	116,232	5,408
Columbia Banking System, Inc.	137,198	3,788
Community Bank System, Inc.	342,726	13,068
Community Trust Bancorp, Inc.	157,299	5,759
CVB Financial Corp.	450,753	7,221
Dime Community Bancshares, Inc.	399,939	6,511
Eagle Bancorp, Inc.*	19,607	696
Financial Institutions, Inc.	36,674	922
First Commonwealth Financial Corp.	73,379	677
First Financial Bancorp	380,944	7,082
First Financial Corp.	105,596	3,761
First Interstate BancSystem, Inc., Class A	13,837	385
First Merchants Corp.	187,388	4,263
First Midwest Bancorp, Inc.	422,275	7,225
First of Long Island (The) Corp.	10,238	290
FirstMerit Corp.	494,723	9,345
Flushing Financial Corp.	382,275	7,749
FNB Corp.	1,001,392	13,339
Fulton Financial Corp.	239,681	2,962
Glacier Bancorp, Inc.	106,586	2,960
Great Southern Bancorp, Inc.	10,239	406
Hancock Holding Co.	131,345	4,032
Hanmi Financial Corp.	83,482	1,821
Heartland Financial USA, Inc.	114,210	3,095
Heritage Financial Corp.	50,551	887
Home BancShares, Inc.	248,583	7,994
Iberiabank Corp.	94,966	6,159
Independent Bank Corp.	162,306	6,948
International Bancshares Corp.	532,468	14,132
Investors Bancorp, Inc.	604,800	6,789
Lakeland Bancorp, Inc.	296,896	3,474
Lakeland Financial Corp.	95,121	4,135
LegacyTexas Financial Group, Inc.	30,369	724
MainSource Financial Group, Inc.	50,801	1,063
MB Financial, Inc.	56,129	1,844
National Bankshares, Inc.	30,596	930

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL C AP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5% continued
Banking - 16.7% continued
National Penn Bancshares, Inc.	504,842	$5,313
NBT Bancorp, Inc.	205,411	5,396
Northwest Bancshares, Inc.	421,948	5,287
OceanFirst Financial Corp.	110,166	1,888
Oritani Financial Corp.	38,784	597
Park National Corp.	63,019	5,576
Peoples Bancorp, Inc.	32,116	833
Pinnacle Financial Partners, Inc.	185,778	7,346
PrivateBancorp, Inc.	364,876	12,187
Prosperity Bancshares, Inc.	290,211	16,066
Provident Financial Services, Inc.	624,158	11,272
Renasant Corp.	248,489	7,189
S&T Bancorp, Inc.	205,974	6,140
Sandy Spring Bancorp, Inc.	111,698	2,913
Sierra Bancorp	140,071	2,460
Simmons First National Corp., Class A	12,384	503
South State Corp.	127,878	8,578
Sterling Bancorp	437,116	6,286
Susquehanna Bancshares, Inc.	979,182	13,150
Texas Capital Bancshares, Inc.*	123,899	6,731
Trico Bancshares	147,927	3,654
Trustmark Corp.	420,531	10,320
UMB Financial Corp.	232,094	13,204
Umpqua Holdings Corp.	480,628	8,176
Union Bankshares Corp.	344,540	8,297
United Bankshares, Inc.	327,370	12,260
United Financial Bancorp, Inc.	278,667	4,002
Univest Corp. of Pennsylvania	12,512	253
Washington Federal, Inc.	485,723	10,759
Washington Trust Bancorp, Inc.	151,554	6,089
Webster Financial Corp.	424,879	13,821
WesBanco, Inc.	138,165	4,808
Wilshire Bancorp, Inc.	325,146	3,294
Wintrust Financial Corp.	168,864	7,896
WSFS Financial Corp.	94,393	7,258

		465,037

Biotechnology & Pharmaceuticals - 0.6%
Aceto Corp.	386,717	8,392
Cambrex Corp.*	25,616	554
Impax Laboratories, Inc.*	59,424	1,882
Nutraceutical International Corp.*	114,238	2,463
PDL BioPharma, Inc.	399,873	3,083

		16,374

Chemicals - 3.0%
A. Schulman, Inc.	187,660	7,606
Axiall Corp.	8,607	365
Cabot Corp.	157,573	6,911
Cytec Industries, Inc.	98,214	4,535
H.B. Fuller Co.	183,978	8,193
Innophos Holdings, Inc.	75,945	4,439
Materion Corp.	249,645	8,795
Minerals Technologies, Inc.	196,343	13,636
Olin Corp.	394,179	8,975
OM Group, Inc.	290,661	8,662
Sensient Technologies Corp.	208,750	12,596

		84,713

Commercial Services - 2.4%
ABM Industries, Inc.	330,077	9,457
Barrett Business Services, Inc.	33,868	928
Brink’s (The) Co.	30,191	737
CDI Corp.	201,830	3,574
Cimpress N.V.*	40,647	3,042
Corporate Executive Board (The) Co.	21,832	1,583
Ennis, Inc.	325,194	4,380
G&K Services, Inc., Class A	177,177	12,553
Kforce, Inc.	130,257	3,143
Korn/Ferry International*	293,072	8,429
Multi-Color Corp.	130,106	7,211
Navigant Consulting, Inc.*	43,069	662
Resources Connection, Inc.	34,893	574
RR Donnelley & Sons Co.	12,686	213
UniFirst Corp.	22,389	2,719
Viad Corp.	275,604	7,348

		66,553

Construction Materials - 0.5%
Apogee Enterprises, Inc.	259,067	10,977
Louisiana-Pacific Corp.*	232,516	3,850

		14,827

Consumer Products - 1.4%
Cal-Maine Foods, Inc.	41,862	1,634
Darling Ingredients, Inc.*	384,494	6,982
Helen of Troy Ltd.*	192,812	12,544
Inter Parfums, Inc.	150,291	4,126
PhotoMedex, Inc.*	1,446	2
Sanderson Farms, Inc.	31,091	2,613
Seneca Foods Corp., Class A*	63,924	1,728

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5% continued
Consumer Products - 1.4% continued
Universal Corp.	199,113	$8,757

		38,386

Consumer Services - 0.9%
Aaron’s, Inc.	65,724	2,009
Bridgepoint Education, Inc.*	46,229	523
Graham Holdings Co., Class B	6,085	5,256
Matthews International Corp., Class A	38,398	1,869
Rent-A-Center, Inc.	419,214	15,226

		24,883

Containers & Packaging - 0.4%
Myers Industries, Inc.	376,674	6,629
Tredegar Corp.	181,050	4,072

		10,701

Design, Manufacturing & Distribution - 0.9%
Benchmark Electronics, Inc.*	365,467	9,298
CTS Corp.	382,881	6,827
Fabrinet*	26,003	461
Plexus Corp.*	190,763	7,861

		24,447

Distributors - Consumer Staples - 0.8%
Andersons (The), Inc.	178,366	9,478
Core-Mark Holding Co., Inc.	211,716	13,112

		22,590

Distributors - Discretionary - 1.9%
FTD Cos., Inc.*	166,787	5,808
Insight Enterprises, Inc.*	477,115	12,353
PC Connection, Inc.	220,941	5,424
SYNNEX Corp.	232,692	18,187
Tech Data Corp.*	10,555	667
United Stationers, Inc.	219,926	9,272

		51,711

Electrical Equipment - 0.6%
ESCO Technologies, Inc.	21,523	794
Powell Industries, Inc.	10,240	502
Watts Water Technologies, Inc., Class A	247,868	15,725

		17,021

Engineering & Construction Services - 1.4%
Comfort Systems USA, Inc.	311,657	5,336
Dycom Industries, Inc.*	365,688	12,832
EMCOR Group, Inc.	199,616	8,881
Granite Construction, Inc.	233,286	8,869
Great Lakes Dredge & Dock Corp.*	228,342	1,955
MYR Group, Inc.*	16,793	460

		38,333

Forest & Paper Products - 1.1%
Domtar Corp.	161,738	6,505
KapStone Paper and Packaging Corp.	330,321	9,682
Mercer International, Inc.*	402,171	4,943
Neenah Paper, Inc.	36,667	2,210
PH Glatfelter Co.	250,729	6,411
Schweitzer-Mauduit International, Inc.	21,206	897

		30,648

Gaming, Lodging & Restaurants - 0.6%
Biglari Holdings, Inc.*	1,182	472
Bob Evans Farms, Inc.	232,736	11,912
DineEquity, Inc.	16,704	1,731
Texas Roadhouse, Inc.	78,177	2,639

		16,754

Hardware - 1.7%
Brocade Communications Systems, Inc.	452,496	5,357
Comtech Telecommunications Corp.	96,758	3,050
Electronics For Imaging, Inc.*	144,803	6,202
Finisar Corp.*	514,473	9,986
Lexmark International, Inc., Class A	54,610	2,254
PC-Tel, Inc.	155,114	1,343
QLogic Corp.*	225,585	3,005
Sanmina Corp.*	590,519	13,895
VOXX International Corp.*	219,606	1,924

		47,016

Health Care Facilities & Services - 2.4%
Amedisys, Inc.*	149,815	4,397
Amsurg Corp.*	200,217	10,958
Five Star Quality Care, Inc.*	543,624	2,256
Hanger, Inc.*	145,838	3,194
Health Net, Inc.*	64,597	3,458
HealthSouth Corp.	70,964	2,729
LHC Group, Inc.*	14,124	440
LifePoint Hospitals, Inc.*	169,618	12,197
Magellan Health, Inc.*	127,877	7,677
Medcath Corp.(1) *	106,845	—
National Healthcare Corp.	11,449	719
Owens & Minor, Inc.	84,893	2,981
Select Medical Holdings Corp.	113,674	1,637
Triple-S Management Corp., Class B*	235,489	5,631

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5% continued
Health Care Facilities & Services - 2.4% continued
VCA, Inc.*	72,058	$3,514
WellCare Health Plans, Inc.*	64,760	5,314

		67,102

Home & Office Products - 1.4%
ACCO Brands Corp.*	98,343	886
Beazer Homes USA, Inc.*	92,844	1,797
CSS Industries, Inc.	96,230	2,660
Griffon Corp.	428,219	5,695
Hooker Furniture Corp.	106,047	1,821
La-Z-Boy, Inc.	241,766	6,489
MDC Holdings, Inc.	70,381	1,863
Meritage Homes Corp.*	139,472	5,020
NACCO Industries, Inc., Class A	61,915	3,675
Ryland Group (The), Inc.	48,416	1,867
Standard Pacific Corp.*	649,212	4,733
Steelcase, Inc., Class A	68,783	1,235

		37,741

Industrial Services - 0.3%
Kaman Corp.	37,885	1,519
TAL International Group, Inc.*	142,607	6,213

		7,732

Institutional Financial Services - 0.4%
GFI Group, Inc.	201,343	1,097
Stifel Financial Corp.*	191,119	9,751

		10,848

Insurance - 5.0%
American Equity Investment Life Holding Co.	418,983	12,230
AMERISAFE, Inc.	83,896	3,554
Argo Group International Holdings Ltd.	33,325	1,849
Baldwin & Lyons, Inc., Class B	9,909	255
CNO Financial Group, Inc.	653,231	11,249
EMC Insurance Group, Inc.	67,797	2,404
Employers Holdings, Inc.	228,811	5,379
Endurance Specialty Holdings Ltd.	56,514	3,382
FBL Financial Group, Inc., Class A	27,729	1,609
Horace Mann Educators Corp.	327,922	10,880
Kemper Corp.	59,446	2,147
Montpelier Re Holdings Ltd.	240,195	8,604
Navigators Group (The), Inc.*	131,587	9,651
Platinum Underwriters Holdings Ltd.	128,378	9,425
Primerica, Inc.	211,663	11,485
ProAssurance Corp.	50,322	2,272
Radian Group, Inc.	262,700	4,392
RLI Corp.	150,018	7,411
Safety Insurance Group, Inc.	43,799	2,804
Selective Insurance Group, Inc.	94,785	2,575
StanCorp Financial Group, Inc.	171,777	12,000
Symetra Financial Corp.	426,597	9,833
United Fire Group, Inc.	120,849	3,593

		138,983

Iron & Steel - 0.2%
Haynes International, Inc.	10,544	512
Olympic Steel, Inc.	86,673	1,541
Steel Dynamics, Inc.	180,310	3,559

		5,612

Leisure Products - 0.3%
Brunswick Corp.	143,900	7,376
LeapFrog Enterprises, Inc.*	12,486	59

		7,435

Machinery - 1.7%
Columbus McKinnon Corp.	15,736	441
Curtiss-Wright Corp.	242,413	17,112
Hollysys Automation Technologies Ltd.*	42,627	1,041
Hyster-Yale Materials Handling, Inc.	99,232	7,264
Kadant, Inc.	44,803	1,913
MSA Safety, Inc.	23,839	1,266
Regal-Beloit Corp.	39,073	2,938
Rofin-Sinar Technologies, Inc.*	241,756	6,955
Standex International Corp.	113,256	8,750

		47,680

Manufactured Goods - 1.6%
Aegion Corp.*	90,805	1,690
Barnes Group, Inc.	339,360	12,560
EnPro Industries, Inc.*	45,883	2,879
Gibraltar Industries, Inc.*	404,808	6,582
Rogers Corp.*	135,534	11,038
RTI International Metals, Inc.*	26,117	660
Simpson Manufacturing Co., Inc.	269,635	9,329

		44,738

Media - 1.5%
AOL, Inc.*	67,148	3,100
Entercom Communications Corp., Class A*	368,878	4,485
EW Scripps (The) Co., Class A*	49,360	1,103
Harte-Hanks, Inc.	336,180	2,602

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5% continued
Media - 1.5% continued
Journal Communications, Inc., Class A*	650,893	$7,440
Meredith Corp.	162,590	8,832
New York Times (The) Co., Class A	129,043	1,706
Scholastic Corp.	331,488	12,073

		41,341

Medical Equipment & Devices - 1.4%
AngioDynamics, Inc.*	205,416	3,905
Bio-Rad Laboratories, Inc., Class A*	23,209	2,798
CONMED Corp.	365,635	16,439
CryoLife, Inc.	310,279	3,515
Greatbatch, Inc.*	240,434	11,853
Natus Medical, Inc.*	26,401	952
Orthofix International N.V.*	16,586	499

		39,961

Metals & Mining - 0.3%
Encore Wire Corp.	40,440	1,510
Kaiser Aluminum Corp.	73,273	5,234
Stillwater Mining Co.*	63,998	943

		7,687

Oil, Gas & Coal - 3.2%
Basic Energy Services, Inc.*	43,095	302
Bristow Group, Inc.	261,967	17,235
C&J Energy Services, Inc.*	44,934	594
Callon Petroleum Co.*	339,393	1,850
Carrizo Oil & Gas, Inc.*	121,012	5,034
Cloud Peak Energy, Inc.*	468	4
Dawson Geophysical Co.	6,894	84
Dril-Quip, Inc.*	23,190	1,779
Enbridge Energy Management LLC*	78,448	3,043
Gran Tierra Energy, Inc.*	600,258	2,311
Helix Energy Solutions Group, Inc.*	412,648	8,954
Matrix Service Co.*	22,222	496
Natural Gas Services Group, Inc.*	182,067	4,195
Newpark Resources, Inc.*	907,077	8,653
Northern Oil and Gas, Inc.*	54,531	308
Parker Drilling Co.*	97,445	299
PDC Energy, Inc.*	194,901	8,044
PHI, Inc. (Non Voting)*	113,191	4,233
Pioneer Energy Services Corp.*	357,875	1,983
Resolute Energy Corp.*	7,363	10
Rex Energy Corp.*	89,046	454
SEACOR Holdings, Inc.*	17,514	1,293
SemGroup Corp., Class A	9,879	676
Steel Excel, Inc.*	26,148	665
Stone Energy Corp.*	445,250	7,516
Tesco Corp.	33,304	427
TETRA Technologies, Inc.*	66,809	446
Tidewater, Inc.	29,101	943
VAALCO Energy, Inc.*	569,778	2,598
W&T Offshore, Inc.	79,909	587
Western Refining, Inc.	67,804	2,562
World Fuel Services Corp.	20,110	944

		88,522

Passenger Transportation - 1.0%
Hawaiian Holdings, Inc.*	45,065	1,174
JetBlue Airways Corp.*	1,669,870	26,484

		27,658

Real Estate - 0.1%
Capital Senior Living Corp.*	118,344	2,948
FRP Holdings, Inc.*	8,197	321

		3,269

Real Estate Investment Trusts - 13.5%
Acadia Realty Trust	186,642	5,978
Agree Realty Corp.	138,689	4,312
American Assets Trust, Inc.	81,617	3,249
American Capital Mortgage Investment Corp.	3,300	62
Associated Estates Realty Corp.	185,050	4,295
Campus Crest Communities, Inc.	11,850	87
Capstead Mortgage Corp.	620,130	7,615
CBL & Associates Properties, Inc.	328,930	6,388
Chambers Street Properties	720,600	5,808
Chesapeake Lodging Trust	219,443	8,165
Chimera Investment Corp.	960,913	3,056
Colony Financial, Inc.	291,800	6,951
Corporate Office Properties Trust	88,600	2,514
Cousins Properties, Inc.	663,600	7,578
DCT Industrial Trust, Inc.	197,800	7,054
DiamondRock Hospitality Co.	876,187	13,029
DuPont Fabros Technology, Inc.	235,752	7,836
Dynex Capital, Inc.	294,912	2,433
EPR Properties	369,007	21,266
Equity One, Inc.	406,421	10,307
First Industrial Realty Trust, Inc.	393,503	8,090
Franklin Street Properties Corp.	491,291	6,028
Geo Group (The), Inc.	392,911	15,858

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5% continued
Real Estate Investment Trusts - 13.5% continued
Gladstone Commercial Corp.	49,941	$858
Government Properties Income Trust	160,342	3,689
Healthcare Realty Trust, Inc.	305,215	8,338
Highwoods Properties, Inc.	309,530	13,706
Invesco Mortgage Capital, Inc.	449,788	6,954
Investors Real Estate Trust	456,599	3,730
iStar Financial, Inc.*	4,400	60
Kite Realty Group Trust	121,866	3,502
LaSalle Hotel Properties	602,629	24,388
Lexington Realty Trust	419,000	4,601
LTC Properties, Inc.	259,953	11,222
Mack-Cali Realty Corp.	76,194	1,452
Medical Properties Trust, Inc.	1,260,779	17,374
MFA Financial, Inc.	740,943	5,920
National Health Investors, Inc.	106,857	7,476
New York Mortgage Trust, Inc.	176,504	1,361
One Liberty Properties, Inc.	83,221	1,970
Pebblebrook Hotel Trust	198,543	9,060
Pennsylvania Real Estate Investment Trust	406,163	9,529
Piedmont Office Realty Trust, Inc., Class A	145,284	2,737
PS Business Parks, Inc.	60,466	4,809
Ramco-Gershenson Properties Trust	332,688	6,235
Redwood Trust, Inc.	644,330	12,693
Resource Capital Corp.	821,094	4,138
Retail Opportunity Investments Corp.	223,816	3,758
RLJ Lodging Trust	561,242	18,818
Select Income REIT	94,057	2,296
Silver Bay Realty Trust Corp.	37,941	628
Starwood Waypoint Residential Trust	43,754	1,154
Strategic Hotels & Resorts, Inc.*	734,069	9,712
Sunstone Hotel Investors, Inc.	565,169	9,331
Weingarten Realty Investors	148,152	5,173
Winthrop Realty Trust	28,320	442

		375,073

Recreational Facilities & Services - 0.6%
Carmike Cinemas, Inc.*	15,287	402
International Speedway Corp., Class A	115,360	3,651
Life Time Fitness, Inc.*	37,310	2,112
Marcus (The) Corp.	324,464	6,006
Vail Resorts, Inc.	52,891	4,820

		16,991

Renewable Energy - 0.5%
Advanced Energy Industries, Inc.*	138,343	3,279
EnerSys	107,319	6,624
REX American Resources Corp.*	88,826	5,504

		15,407

Retail - Consumer Staples - 0.9%
Casey’s General Stores, Inc.	76,943	6,949
Fred’s, Inc., Class A	458,438	7,981
Ingles Markets, Inc., Class A	11,083	411
Pantry (The), Inc.*	205,700	7,623
PriceSmart, Inc.	19,171	1,749
SpartanNash Co.	18,655	488
Weis Markets, Inc.	23,289	1,114

		26,315

Retail - Discretionary - 2.8%
Children’s Place (The), Inc.	19,532	1,113
Ethan Allen Interiors, Inc.	144,670	4,480
Finish Line (The), Inc., Class A	42,704	1,038
Genesco, Inc.*	20,860	1,598
Group 1 Automotive, Inc.	122,491	10,978
Haverty Furniture Cos., Inc.	148,819	3,276
hhgregg, Inc.*	4,453	34
Men’s Wearhouse (The), Inc.	39,635	1,750
Office Depot, Inc.*	1,581,500	13,561
Outerwall, Inc.*	23,075	1,736
Pep Boys-Manny Moe & Jack (The)*	344,448	3,382
PHH Corp.*	596,243	14,286
Rush Enterprises, Inc., Class A*	191,999	6,154
Shoe Carnival, Inc.	118,382	3,041
Sonic Automotive, Inc., Class A	155,732	4,211
Stage Stores, Inc.	359,447	7,441

		78,079

Semiconductors - 3.3%
Amkor Technology, Inc.*	452,146	3,210
Brooks Automation, Inc.	730,583	9,315
Cirrus Logic, Inc.*	54,900	1,294
Diodes, Inc.*	39,920	1,100
Entegris, Inc.*	924,692	12,215
GSI Technology, Inc.*	189,207	944
Intersil Corp., Class A	563,301	8,151
Kulicke & Soffa Industries, Inc.*	434,085	6,277
MKS Instruments, Inc.	476,637	17,445
OmniVision Technologies, Inc.*	308,756	8,028
Park Electrochemical Corp.	130,479	3,253
Power Integrations, Inc.	31,934	1,652

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5% continued
Semiconductors - 3.3% continued
Rudolph Technologies, Inc.*	27,933	$286
Semtech Corp.*	43,266	1,193
Silicon Image, Inc.*	452,282	2,497
TriQuint Semiconductor, Inc.*	137,379	3,785
Ultra Clean Holdings, Inc.*	125,599	1,165
Veeco Instruments, Inc.*	216,736	7,560
Vishay Intertechnology, Inc.	33,842	479
Xcerra Corp.*	138,625	1,270

		91,119

Software - 1.3%
Acxiom Corp.*	293,388	5,947
Advent Software, Inc.	56,621	1,735
Blackbaud, Inc.	28,262	1,223
Dealertrack Technologies, Inc.*	47,081	2,086
Ebix, Inc.	17,185	292
Epiq Systems, Inc.	30,938	528
Mentor Graphics Corp.	348,018	7,628
MicroStrategy, Inc., Class A*	12,406	2,015
Progress Software Corp.*	122,548	3,311
SS&C Technologies Holdings, Inc.	52,008	3,042
Take-Two Interactive Software, Inc.*	322,974	9,053

		36,860

Specialty Finance - 2.0%
Air Lease Corp.	86,292	2,961
Aircastle Ltd.	285,759	6,107
Arlington Asset Investment Corp., Class A	27,332	727
Cash America International, Inc.	24,808	561
Encore Capital Group, Inc.*	178,494	7,925
Enova International, Inc.*	22,699	505
First American Financial Corp.	434,376	14,726
Marlin Business Services Corp.	10,971	225
Nelnet, Inc., Class A	263,933	12,228
NewStar Financial, Inc.*	151,990	1,946
Stewart Information Services Corp.	18,284	677
Willis Lease Finance Corp.*	38,774	849
World Acceptance Corp.*	71,692	5,696

		55,133

Technology Services - 1.8%
Black Box Corp.	13,807	330
CACI International, Inc., Class A*	188,705	16,262
Convergys Corp.	702,491	14,310
CSG Systems International, Inc.	29,382	737
Cubic Corp.	99,956	5,262
Fair Isaac Corp.	32,316	2,336
ICF International, Inc.*	16,798	688
MAXIMUS, Inc.	164,912	9,044
Sapient Corp.*	91,282	2,271
Sykes Enterprises, Inc.*	12,562	295

		51,535

Telecom - 0.5%
General Communication, Inc., Class A*	328,813	4,521
Premiere Global Services, Inc.*	505,337	5,367
Shenandoah Telecommunications Co.	20,441	639
Telephone & Data Systems, Inc.	191,192	4,827

		15,354

Transportation & Logistics - 1.4%
Hornbeck Offshore Services, Inc.*	243,176	6,072
Marten Transport Ltd.	28,386	620
Mobile Mini, Inc.	337,787	13,684
Saia, Inc.*	212,801	11,781
Ship Finance International Ltd.	486,633	6,871
Universal Truckload Services, Inc.	45,868	1,308

		40,336

Transportation Equipment - 0.3%
American Railcar Industries, Inc.	17,473	900
Greenbrier (The) Cos., Inc.	135,576	7,284

		8,184

Utilities - 6.1%
ALLETE, Inc.	196,843	10,854
Avista Corp.	358,111	12,659
Black Hills Corp.	175,030	9,284
Chesapeake Utilities Corp.	11,466	569
Cleco Corp.	298,234	16,266
El Paso Electric Co.	296,098	11,862
Empire District Electric (The) Co.	206,949	6,155
Great Plains Energy, Inc.	33,165	942
IDACORP, Inc.	324,390	21,471
Laclede Group (The), Inc.	111,849	5,950
NorthWestern Corp.	210,817	11,928
Otter Tail Corp.	173,817	5,381
Piedmont Natural Gas Co., Inc.	120,800	4,761
PNM Resources, Inc.	398,737	11,815
Portland General Electric Co.	175,144	6,626
South Jersey Industries, Inc.	67,132	3,956
Southwest Gas Corp.	316,554	19,566

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5% continued
Utilities - 6.1% continued
WGL Holdings, Inc.	197,054	$10,763

		170,808

Waste & Environment Services & Equipment - 0.3%
Cantel Medical Corp.	157,959	6,833
Tetra Tech, Inc.	56,251	1,502

		8,335

Total Common Stocks (Cost $1,834,723)		2,661,597

CONVERTIBLE PREFERRED STOCKS - 0.0%
Medical Equipment & Devices Manufacturing - 0.0%
Alere, Inc., 3.00%	3,417	1,077

Total Convertible Preferred Stocks (Cost $757)		1,077

MASTER LIMITED PARTNERSHIPS - 0.2%
Automotive - 0.2%
Compass Diversified Holdings	275,019	4,469

Total Master Limited Partnerships (Cost $3,398)		4,469

OTHER - 0.0%(2)
Escrow DLB Oil & Gas*	2,100	—
Escrow Gerber Scientific, Inc.*	264,734	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 4 .1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	115,747,233	115,747

Total Investment Companies (Cost $115,747)		115,747

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S Treasury Bill,
0.02%, 4/30/15(5)	$7,209	$7,208

Total Short-Term Investments (Cost $7,208)		7,208

Total Investments - 100.1% (Cost $1,961,833)		2,790,098

Liabilities less Other Assets - (0.1)%		(2,112)

NET ASSETS - 100.0%		$2,787,986

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Security listed as “escrow” is considered to be worthless.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $116,392,000 with net sales of approximately $645,000 during the nine months ended December 31, 2014.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini Index	1,016	$121,991	Long	3/15	$3,046

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.8%
Consumer Staples	2.1
Energy	4.0
Financials	39.8
Health Care	4.6
Industrials	14.7
Information Technology	11.6
Materials	5.4
Telecommunication Services	0.6
Utilities	6.4

Total	100.0%

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$2,661,597	(1)	$—	$—	$2,661,597
Convertible Preferred Stocks	1,077	(1)	—	—	1,077
Master Limited Partnerships	4,469	(1)	—	—	4,469
Investment Companies	115,747		—	—	115,747
Short-Term Investments	—		7,208	—	7,208

Total Investments	$2,782,890		$7,208	$—	$2,790,098

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$3,046		$—	$—	$3,046

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Industry	Value (000S)	Reason
Convertible Preferred Stock
Medical Equipment & Devices	$1,077	Valuations at last trade price

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/14 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/14 (000S)
Common Stock
Health Care Facilities & Services	$—	$—	$—	$—	$—	$—	$—	$—	$127

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,964,717

Gross tax appreciation of investments	$850,450
Gross tax depreciation of investments	(25,069)

Net tax appreciation of investments	$825,381

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%
Biotechnology & Pharmaceuticals - 1.5%
BioMarin Pharmaceutical, Inc.*	13,574	$1,227

Commercial Services - 2.6%
Accretive Health, Inc.*	125,996	864
HMS Holdings Corp.*	63,274	1,338

		2,202

Electrical Equipment - 1.9%
Amphenol Corp., Class A	19,688	1,059
Trimble Navigation Ltd.*	21,102	560

		1,619

Hardware - 13.1%
Apple, Inc.	35,133	3,878
Aruba Networks, Inc.*	40,386	734
Cisco Systems, Inc.	30,989	862
EMC Corp.	53,262	1,584
F5 Networks, Inc.*	6,537	853
FEI Co.	8,718	788
Juniper Networks, Inc.	51,887	1,158
Nimble Storage, Inc.*	14,696	404
Seagate Technology PLC	10,524	700

		10,961

Health Care Facilities & Services - 6.8%
Catamaran Corp.*	36,685	1,898
Community Health Systems, Inc.*	42,283	2,280
Express Scripts Holding Co.*	17,738	1,502

		5,680

Media - 11.3%
Alliance Data Systems Corp.*	2,394	685
Everyday Health, Inc.*	42,894	633
Facebook, Inc., Class A*	21,720	1,695
Google, Inc., Class A*	2,797	1,484
Google, Inc., Class C*	2,838	1,494
LinkedIn Corp., Class A*	7,696	1,768
Pandora Media, Inc.*	31,126	555
Priceline Group (The), Inc.*	938	1,069

		9,383

Medical Equipment & Devices - 9.1%
Baxter International, Inc.	34,422	2,523
CR Bard, Inc.	5,671	945
Cyberonics, Inc.*	11,400	635
Intuitive Surgical, Inc.*	1,617	855
St. Jude Medical, Inc.	12,404	807
Zimmer Holdings, Inc.	16,068	1,822

		7,587

Retail - Discretionary - 1.6%
eBay, Inc.*	23,104	1,297

Semiconductors - 14.5%
Altera Corp.	21,955	811
ARM Holdings PLC ADR	34,671	1,605
ASML Holding N.V. (Registered)	10,400	1,121
Intel Corp.	23,096	838
KLA-Tencor Corp.	9,516	669
Lam Research Corp.	9,954	790
Linear Technology Corp.	28,571	1,303
Microchip Technology, Inc.	21,215	957
NXP Semiconductors N.V.*	20,042	1,531
QUALCOMM, Inc.	10,397	773
SanDisk Corp.	7,916	776
Xilinx, Inc.	21,181	917

		12,091

Software - 25.8%
Activision Blizzard, Inc.	36,625	738
Check Point Software Technologies Ltd.*	20,556	1,615
Citrix Systems, Inc.*	14,074	898
CommVault Systems, Inc.*	19,988	1,033
Imperva, Inc.*	18,204	900
LogMeIn, Inc.*	19,049	940
Microsoft Corp.	22,171	1,030
Oracle Corp.	44,356	1,995
Proofpoint, Inc.*	19,002	917
Qlik Technologies, Inc.*	24,398	754
Qualys, Inc.*	28,984	1,094
Rackspace Hosting, Inc.*	29,505	1,381
Red Hat, Inc.*	34,794	2,406
salesforce.com, Inc.*	36,746	2,179
ServiceNow, Inc.*	16,217	1,100
Splunk, Inc.*	7,112	419
Teradata Corp.*	23,008	1,005
VMware, Inc., Class A*	12,994	1,072

		21,476

Specialty Finance - 3.8%
Fidelity National Information Services, Inc.	15,209	946
Fiserv, Inc.*	13,855	983

NORTHERN FUNDS QUARTERLY REPORT     1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND continued	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
Specialty Finance - 3.8% continued
MasterCard, Inc., Class A	14,135	$1,218

		3,147

Technology Services - 4.5%
Accenture PLC, Class A	12,070	1,078
Amdocs Ltd.	18,229	850
Cognizant Technology Solutions Corp., Class A*	34,466	1,815

		3,743

Total Common Stocks (Cost $58,275)		80,413

INVESTMENT COMPANIES - 3 .1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	2,629,158	2,629

Total Investment Companies (Cost $2,629)		2,629

Total Investments - 99.6% (Cost $60,904)		83,042

Other Assets less Liabilities - 0.4%		304

NET ASSETS - 100.0%		$83,346

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $2,398,000 with net purchases of approximately $231,000 during the nine months ended December 31, 2014.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	1.3%
Health Care	20.8
Information Technology	77.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$80,413	(1)	$—	$—	$80,413
Investment Companies	2,629		—	—	2,629

Total Investments	$83,042		$—	$—	$83,042

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$58,984

Gross tax appreciation of investments	$23,031
Gross tax depreciation of investments	(1,602)

Net tax appreciation of investments	$21,429

EQUITY FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0%
Brazil - 5.2%
Ambev S.A.	2,034,060	$12,644
B2W Cia Digital*	52,947	444
Banco Bradesco S.A.	264,578	3,406
Banco do Brasil S.A.	360,744	3,191
Banco Santander Brasil S.A.	199,236	999
BB Seguridade Participacoes S.A.	303,101	3,638
BM&FBovespa S.A.	757,661	2,807
BR Malls Participacoes S.A.	202,115	1,236
BRF S.A.	276,220	6,458
CCR S.A.	377,900	2,170
Centrais Eletricas Brasileiras S.A.*	115,051	246
CETIP S.A. - Mercados Organizados	82,551	1,000
Cia de Saneamento Basico do Estado de Sao Paulo*	138,571	872
Cia Siderurgica Nacional S.A.	279,190	580
Cielo S.A.	298,822	4,683
Cosan S.A. Industria e Comercio	54,747	594
CPFL Energia S.A.	116,220	789
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	141,372	582
Duratex S.A.*	145,746	440
EcoRodovias Infraestrutura e Logistica S.A.	92,470	371
EDP - Energias do Brasil S.A.	128,705	431
Embraer S.A.	294,762	2,716
Estacio Participacoes S.A.	135,384	1,198
Fibria Celulose S.A.*	106,517	1,293
Hypermarcas S.A.*	143,658	899
JBS S.A.	308,236	1,298
Klabin S.A.	193,441	1,055
Kroton Educacional S.A.	597,652	3,444
Localiza Rent a Car S.A.	67,419	898
Lojas Americanas S.A.	90,000	443
Lojas Renner S.A.	54,539	1,556
M Dias Branco S.A.*	16,500	565
Multiplan Empreendimentos Imobiliarios S.A.*	33,620	593
Natura Cosmeticos S.A.	77,014	922
Odontoprev S.A.	94,250	349
Petroleo Brasileiro S.A.*	1,276,878	4,662
Petroleo Brasileiro S.A. ADR*	15,100	110
Porto Seguro S.A.	55,508	630
Qualicorp S.A.*	78,800	819
Raia Drogasil S.A.*	81,407	773
Souza Cruz S.A.	176,540	1,283
Sul America S.A.	61,099	293
Tim Participacoes S.A.	350,336	1,556
TOTVS S.A.	44,855	590
Tractebel Energia S.A.	76,938	971
Transmissora Alianca de Energia Eletrica S.A.	25,000	177
Ultrapar Participacoes S.A.	160,424	3,059
Vale S.A.	545,862	4,471
Vale S.A. ADR	15,008	123
Via Varejo S.A.*	58,900	460
WEG S.A.	120,740	1,382

		86,169

Chile - 1.3%
AES Gener S.A.	1,207,307	638
Aguas Andinas S.A., Class A	1,171,624	677
Banco de Chile	9,876,235	1,137
Banco de Credito e Inversiones	12,541	619
Banco Santander Chile	28,455,577	1,406
Banco Santander Chile ADR	1,400	28
CAP S.A.	40,409	177
Cencosud S.A.	528,429	1,337
Cia Cervecerias Unidas S.A.	53,126	502
Colbun S.A.	3,233,120	857
Corpbanca S.A.	51,256,785	608
Empresa Nacional de Electricidad S.A. ADR	3,800	170
Empresa Nacional de Electricidad S.A.	1,193,610	1,783
Empresas CMPC S.A.	518,256	1,289
Empresas COPEC S.A.	194,342	2,181
Enersis S.A.	8,298,024	2,662
Enersis S.A. ADR	3,072	49
ENTEL Chile S.A.	57,513	576
Latam Airlines Group S.A.*	96,322	1,146
Latam Airlines Group S.A. BDR*	34,762	418
S.A.C.I. Falabella	396,419	2,658
Vina Concha y Toro S.A.	237,837	459

		21,377

China - 16.3%
AAC Technologies Holdings, Inc.	292,500	1,554
Agricultural Bank of China Ltd., Class H	8,955,367	4,498
Air China Ltd., Class H	856,705	692
Aluminum Corp. of China Ltd., Class H*	1,461,435	678
Anhui Conch Cement Co. Ltd., Class H	549,575	2,050
ANTA Sports Products Ltd.	426,432	754

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
China - 16.3% continued
AviChina Industry & Technology Co. Ltd., Class H	894,313	$548
Bank of China Ltd., Class H	33,172,652	18,573
Bank of Communications Co. Ltd., Class H	3,618,117	3,350
BBMG Corp., Class H	405,341	337
Beijing Capital International Airport Co. Ltd., Class H	552,000	441
Byd Co. Ltd., Class H	244,699	944
CGN Power Co. Ltd., Class H(1) (2) *	2,352,000	1,022
China Cinda Asset Management Co. Ltd., Class H*	2,011,000	974
China CITIC Bank Corp. Ltd., Class H	3,537,286	2,826
China Coal Energy Co. Ltd., Class H	1,709,232	1,066
China Communications Construction Co. Ltd., Class H	1,780,287	2,140
China Communications Services Corp. Ltd., Class H	1,153,035	540
China Construction Bank Corp., Class H	30,105,410	24,502
China COSCO Holdings Co. Ltd., Class H*	1,175,221	576
China Everbright Bank Co. Ltd., Class H	1,031,000	560
China Everbright International Ltd.	1,021,000	1,505
China Galaxy Securities Co. Ltd., Class H	597,000	743
China Huishan Dairy Holdings Co. Ltd.	2,345,380	405
China International Marine Containers Group Co. Ltd., Class H	189,200	417
China Life Insurance Co. Ltd., Class H	3,108,544	12,194
China Longyuan Power Group Corp. Ltd, Class H	1,282,473	1,321
China Medical System Holdings Ltd.	482,000	791
China Mengniu Dairy Co. Ltd.	596,935	2,448
China Merchants Bank Co. Ltd., Class H	1,907,433	4,760
China Minsheng Banking Corp. Ltd., Class H	2,682,212	3,498
China National Building Material Co. Ltd., Class H	1,198,000	1,160
China Oilfield Services Ltd., Class H	722,757	1,258
China Pacific Insurance Group Co. Ltd., Class H	1,100,137	5,513
China Petroleum & Chemical Corp., Class H	10,672,628	8,641
China Railway Construction Corp. Ltd., Class H	810,000	1,029
China Railway Group Ltd., Class H	1,703,827	1,397
China Shenhua Energy Co. Ltd., Class H	1,394,636	4,107
China Shipping Container Lines Co. Ltd., Class H*	1,719,695	542
China Telecom Corp. Ltd., Class H	5,912,339	3,474
China Vanke Co. Ltd., Class H*	579,372	1,286
Chongqing Changan Automobile Co. Ltd., Class B	307,700	696
Chongqing Rural Commercial Bank Co. Ltd., Class H	984,434	611
CITIC Securities Co. Ltd., Class H	466,500	1,745
CNOOC Ltd.	7,467,433	10,101
Country Garden Holdings Co. Ltd.	2,273,303	904
CSPC Pharmaceutical Group Ltd.	1,344,000	1,180
CSR Corp. Ltd., Class H	922,669	1,242
Datang International Power Generation Co. Ltd., Class H	1,077,875	577
Dongfeng Motor Group Co. Ltd., Class H	1,145,169	1,601
ENN Energy Holdings Ltd.	313,279	1,772
Evergrande Real Estate Group Ltd.	2,674,400	1,078
Fosun International Ltd.	639,660	833
Geely Automobile Holdings Ltd.	2,213,423	698
GOME Electrical Appliances Holding Ltd.	4,779,970	698
Great Wall Motor Co. Ltd., Class H	446,932	2,522
Guangzhou Automobile Group Co. Ltd., Class H	911,760	824
Guangzhou R&F Properties Co. Ltd., Class H	438,814	534
Haitian International Holdings Ltd.	291,000	610
Haitong Securities Co. Ltd., Class H	565,200	1,413
Hengan International Group Co. Ltd.	306,398	3,190
Huadian Power International Corp. Ltd.	744,000	650
Huaneng Power International, Inc., Class H	1,470,501	1,985
Industrial & Commercial Bank of China Ltd., Class H	30,805,515	22,378
Inner Mongolia Yitai Coal Co. Ltd., Class B	482,316	690
Intime Retail Group Co. Ltd.	463,635	336
Jiangsu Expressway Co. Ltd., Class H	454,000	541
Jiangxi Copper Co. Ltd., Class H	541,000	921
Kingsoft Corp. Ltd.	303,903	598
Lenovo Group Ltd.	2,764,000	3,603
Longfor Properties Co. Ltd.	516,731	663
New China Life Insurance Co. Ltd., Class H	295,352	1,476
People’s Insurance Co. Group of China Ltd., Class H	2,577,535	1,197
PetroChina Co. Ltd., Class H	8,827,438	9,814
PICC Property & Casualty Co. Ltd., Class H	1,438,906	2,784
Ping An Insurance Group Co. of China Ltd., Class H	1,088,453	11,005
Semiconductor Manufacturing International Corp.*	11,307,000	1,033

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
China - 16.3% continued
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	864,116	$695
Shanghai Electric Group Co. Ltd., Class H	1,380,000	731
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	169,500	608
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	323,600	727
Shenzhou International Group Holdings Ltd.	212,000	699
Shui On Land Ltd.	1,674,858	394
Sihuan Pharmaceutical Holdings Group Ltd.	1,728,126	1,150
Sino Biopharmaceutical Ltd.	1,216,000	1,100
Sino-Ocean Land Holdings Ltd.	1,325,548	751
Sinopec Engineering Group Co. Ltd., Class H	515,000	347
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,614,005	471
Sinopharm Group Co. Ltd., Class H	507,114	1,785
Sinotrans Ltd., Class H	748,000	493
SOHO China Ltd.	613,778	432
Sun Art Retail Group Ltd.	999,000	991
Tencent Holdings Ltd.	2,147,670	30,815
Tingyi Cayman Islands Holding Corp.	810,435	1,842
Tsingtao Brewery Co. Ltd., Class H	145,767	985
Uni-President China Holdings Ltd.	607,400	559
Want Want China Holdings Ltd.	2,491,870	3,269
Weichai Power Co. Ltd., Class H	204,953	860
Yanzhou Coal Mining Co. Ltd., Class H	683,138	580
Zhejiang Expressway Co. Ltd., Class H	527,294	613
Zhuzhou CSR Times Electric Co. Ltd., Class H	209,974	1,225
Zijin Mining Group Co. Ltd., Class H	2,494,162	708
ZTE Corp., Class H	284,098	615

		271,062

Colombia - 0.5%
Almacenes Exito S.A.	78,393	956
Bolsa de Valores de Colombia	393,656	491
Cementos Argos S.A.	144,035	614
Corp. Financiera Colombiana S.A.	30,522	511
Ecopetrol S.A.	1,964,919	1,687
Ecopetrol S.A. ADR	5,700	98
Grupo Argos S.A.	130,958	1,123
Grupo de Inversiones Suramericana S.A.	94,271	1,571
Interconexion Electrica S.A. ESP	137,048	497

		7,548

Czech Republic - 0.2%
CEZ A.S.	71,587	1,840
Komercni banka A.S.	6,686	1,378
O2 Czech Republic A.S.	42,903	436

		3,654

Egypt - 0.2%
Commercial International Bank
Egypt S.A.E.	357,481	2,459
Global Telecom Holding S.A.E.*	946,239	539
Talaat Moustafa Group	494,677	682
Telecom Egypt Co.	182,055	303

		3,983

Greece - 0.5%
Alpha Bank A.E.*	1,561,387	883
Eurobank Ergasias S.A.*	3,098,789	689
FF Group*	14,512	462
Hellenic Telecommunications Organization S.A.*	98,972	1,080
JUMBO S.A.	49,476	505
National Bank of Greece S.A.*	656,519	1,166
OPAP S.A.	97,735	1,044
Piraeus Bank S.A.*	978,729	1,077
Public Power Corp. S.A.*	56,712	370
Titan Cement Co. S.A.	21,001	487

		7,763

Hong Kong - 4.5%
Alibaba Health Information Technology Ltd.*	928,000	608
Alibaba Pictures Group Ltd.*	2,510,000	450
Beijing Enterprises Holdings Ltd.	211,771	1,656
Beijing Enterprises Water Group Ltd.*	1,725,886	1,167
Belle International Holdings Ltd.	1,932,000	2,163
Brilliance China Automotive Holdings Ltd.	1,307,944	2,095
China Agri-Industries Holdings Ltd.	610,492	252
China Everbright Ltd.	315,110	745
China Gas Holdings Ltd.	827,495	1,292
China Merchants Holdings International Co. Ltd.	458,511	1,537
China Mobile Ltd.	2,549,212	29,947
China Overseas Land & Investment Ltd.	1,718,475	5,072
China Resources Cement Holdings Ltd.	938,343	605
China Resources Enterprise Ltd.	493,628	1,028
China Resources Gas Group Ltd.	355,958	921
China Resources Land Ltd.	815,756	2,141
China Resources Power Holdings Co. Ltd.	832,900	2,128

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
Hong Kong - 4.5% continued
China South City Holdings Ltd.	1,104,000	$500
China State Construction International Holdings Ltd.	716,534	1,001
China Taiping Insurance Holdings Co. Ltd.*	429,704	1,219
China Unicom Hong Kong Ltd.	2,474,494	3,321
CITIC Ltd.	973,803	1,653
COSCO Pacific Ltd.	730,827	1,035
Far East Horizon Ltd.	499,000	492
Franshion Properties China Ltd.	1,759,791	501
GCL-Poly Energy Holdings Ltd.*	4,031,675	938
Guangdong Investment Ltd.	1,116,514	1,453
Haier Electronics Group Co. Ltd.	474,000	1,120
Hanergy Thin Film Power Group Ltd.*	4,968,000	1,797
Kingboard Chemical Holdings Ltd.	329,008	552
Kunlun Energy Co. Ltd.	1,147,230	1,086
Lee & Man Paper Manufacturing Ltd.	753,248	420
New World China Land Ltd.	1,163,804	688
Nine Dragons Paper Holdings Ltd.	767,923	668
Shanghai Industrial Holdings Ltd.	222,043	663
Shimao Property Holdings Ltd.	582,903	1,296
Yuexiu Property Co. Ltd.	2,713,652	519

		74,729

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	19,709	870
OTP Bank PLC	91,922	1,328
Richter Gedeon Nyrt.	66,895	898

		3,096

India - 6.8%
ACC Ltd.	12,293	271
Adani Enterprises Ltd.	58,749	450
Adani Ports & Special Economic Zone Ltd.	222,528	1,122
Aditya Birla Nuvo Ltd.	17,736	473
Ambuja Cements Ltd.	288,121	1,041
Apollo Hospitals Enterprise Ltd.	36,099	645
Asian Paints Ltd.	122,805	1,456
Aurobindo Pharma Ltd.	50,855	911
Bajaj Auto Ltd.	32,167	1,235
Bharat Heavy Electricals Ltd.	241,834	1,006
Bharat Petroleum Corp. Ltd.	62,998	644
Bharti Airtel Ltd.	254,653	1,416
Cairn India Ltd.	184,626	704
Cipla Ltd.	149,491	1,480
Coal India Ltd.	209,184	1,270
Dabur India Ltd.	227,089	840
Divi’s Laboratories Ltd.	14,596	398
DLF Ltd.	198,766	427
Dr. Reddy’s Laboratories Ltd.	33,111	1,703
Dr. Reddy’s Laboratories Ltd. ADR	15,005	757
GAIL India Ltd.	137,119	964
GlaxoSmithKline Consumer Healthcare Ltd.	3,573	331
Godrej Consumer Products Ltd.	43,440	669
HCL Technologies Ltd.	101,771	2,572
Hero MotoCorp Ltd.	16,007	788
Hindalco Industries Ltd.	501,423	1,241
Hindustan Unilever Ltd.	311,671	3,744
Housing Development Finance Corp. Ltd.	621,832	11,125
ICICI Bank Ltd.	208,113	1,156
ICICI Bank Ltd. ADR	130,355	1,506
Idea Cellular Ltd.	421,285	1,020
Infosys Ltd.	316,950	9,858
Infosys Ltd. ADR	67,074	2,110
ITC Ltd.	916,962	5,339
Jindal Steel & Power Ltd.	186,208	445
JSW Steel Ltd.	28,595	472
Larsen & Toubro Ltd.	124,083	2,917
Larsen & Toubro Ltd. GDR (Registered)	7,050	164
LIC Housing Finance Ltd.	101,677	701
Mahindra & Mahindra Financial Services Ltd.	121,618	634
Mahindra & Mahindra Ltd.	142,334	2,771
Motherson Sumi Systems Ltd.	95,821	695
Nestle India Ltd.	8,763	884
NTPC Ltd.	689,526	1,567
Oil & Natural Gas Corp. Ltd.	318,672	1,717
Oil India Ltd.	55,813	508
Piramal Enterprises Ltd.	21,914	289
Power Finance Corp. Ltd.	107,390	508
Ranbaxy Laboratories Ltd.*	50,608	503
Reliance Communications Ltd.*	402,834	507
Reliance Industries Ltd.	428,134	6,023
Reliance Industries Ltd. GDR(1) (2)	57,226	1,608
Reliance Infrastructure Ltd.	55,302	445
Rural Electrification Corp. Ltd.	140,938	742
Sesa Sterlite Ltd.	504,249	1,715
Shriram Transport Finance Co. Ltd.	66,107	1,159
Siemens Ltd.	25,731	368

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
India - 6.8% continued
State Bank of India	605,915	$2,965
Sun Pharmaceutical Industries Ltd.	299,938	3,919
Tata Consultancy Services Ltd.	196,273	7,948
Tata Motors Ltd.	298,280	2,326
Tata Motors Ltd. ADR	6,700	283
Tata Power Co. Ltd.	523,318	680
Tata Steel Ltd.	128,941	810
Tech Mahindra Ltd.	24,007	985
Ultratech Cement Ltd.	12,399	525
United Breweries Ltd.	30,869	406
United Spirits Ltd.*	17,166	754
Wipro Ltd.	224,653	1,968
Wipro Ltd. ADR	25,040	283
Zee Entertainment Enterprises Ltd.	205,862	1,236

		113,102

Indonesia - 2.7%
Adaro Energy Tbk PT	7,010,520	587
Astra Agro Lestari Tbk PT	217,222	426
Astra International Tbk PT	8,325,460	4,942
Bank Central Asia Tbk PT	5,165,692	5,435
Bank Danamon Indonesia Tbk PT	1,631,443	592
Bank Mandiri Persero Tbk PT	3,914,155	3,378
Bank Negara Indonesia Persero Tbk PT	2,929,709	1,431
Bank Rakyat Indonesia Persero Tbk PT	4,635,258	4,316
Bumi Serpong Damai Tbk PT	3,245,200	469
Charoen Pokphand Indonesia Tbk PT	2,961,935	898
Global Mediacom Tbk PT	3,327,200	383
Gudang Garam Tbk PT	200,215	982
Indo Tambangraya Megah Tbk PT	186,678	231
Indocement Tunggal Prakarsa Tbk PT	623,803	1,261
Indofood CBP Sukses Makmur Tbk PT	551,700	584
Indofood Sukses Makmur Tbk PT	1,763,771	962
Jasa Marga Persero Tbk PT	781,500	441
Kalbe Farma Tbk PT	8,713,780	1,288
Lippo Karawaci Tbk PT	7,499,000	614
Matahari Department Store Tbk PT	905,873	1,098
Media Nusantara Citra Tbk PT	2,335,500	479
Perusahaan Gas Negara Persero Tbk PT	4,507,712	2,171
Semen Indonesia Persero Tbk PT	1,164,155	1,512
Surya Citra Media Tbk PT	2,071,400	586
Tambang Batubara Bukit Asam Persero Tbk PT	247,900	247
Telekomunikasi Indonesia Persero Tbk PT	21,271,962	4,882
Tower Bersama Infrastructure Tbk PT	765,900	600
Unilever Indonesia Tbk PT	673,328	1,757
United Tractors Tbk PT	676,671	940
XL Axiata Tbk PT	1,402,860	547

		44,039

Malaysia - 3.4%
AirAsia Bhd.	450,400	349
Alliance Financial Group Bhd.	390,800	525
AMMB Holdings Bhd.	814,837	1,536
Astro Malaysia Holdings Bhd.	552,600	477
Axiata Group Bhd.	1,072,725	2,160
Berjaya Sports Toto Bhd.	371,806	372
British American Tobacco Malaysia Bhd.	55,600	1,030
Bumi Armada Bhd.	733,800	229
CIMB Group Holdings Bhd.	2,070,471	3,290
Dialog Group Bhd.	1,517,644	652
DiGi.Com Bhd.	1,275,700	2,244
Felda Global Ventures Holdings Bhd.	660,400	412
Gamuda Bhd.	752,400	1,078
Genting Bhd.	878,000	2,226
Genting Malaysia Bhd.	1,275,700	1,482
Genting Plantations Bhd.	129,900	371
Hong Leong Bank Bhd.	242,240	970
Hong Leong Financial Group Bhd.	79,200	372
IHH Healthcare Bhd.	1,033,300	1,422
IJM Corp. Bhd.	447,320	841
IOI Corp. Bhd.	1,145,140	1,570
IOI Properties Group Bhd.	482,613	332
Kuala Lumpur Kepong Bhd.	211,250	1,379
Lafarge Malaysia Bhd.	178,600	498
Malayan Banking Bhd.	1,904,950	4,981
Malaysia Airports Holdings Bhd.	280,972	545
Maxis Bhd.	767,851	1,499
MISC Bhd.	442,660	913
Petronas Chemicals Group Bhd.	1,162,800	1,809
Petronas Dagangan Bhd.	109,500	535
Petronas Gas Bhd.	295,300	1,871
PPB Group Bhd.	198,000	809
Public Bank Bhd.	1,122,861	5,873
RHB Capital Bhd.	233,103	508
SapuraKencana Petroleum Bhd.	1,273,700	846
Sime Darby Bhd.	1,191,564	3,127
Telekom Malaysia Bhd.	416,086	816
Tenaga Nasional Bhd.	1,186,150	4,674
UEM Sunrise Bhd.	843,917	337

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
Malaysia - 3.4% continued
UMW Holdings Bhd.	271,500	$853
YTL Corp. Bhd.	1,637,580	743
YTL Power International Bhd.	629,813	266

		56,822

Mexico - 4.7%
Alfa S.A.B. de C.V., Series A	1,149,080	2,565
America Movil S.A.B. de C.V., Series L	14,101,582	15,675
Arca Continental S.A.B. de C.V.	161,284	1,020
Cemex Latam Holdings S.A.*	81,222	544
Cemex S.A.B. de C.V., Series CPO*	5,081,579	5,180
Coca-Cola Femsa S.A.B. de C.V., Series L	181,522	1,558
Compartamos S.A.B. de C.V.	461,372	927
Controladora Comercial Mexicana S.A.B.de C.V., Series UBC	202,600	717
El Puerto de Liverpool S.A.B. de C.V., Series C1	79,700	799
Fibra Uno Administracion S.A. de C.V.	942,000	2,776
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	811,977	7,203
Genomma Lab Internacional S.A.B. de C.V., Series B*	283,900	540
Gruma S.A.B. de C.V., Series B	78,280	835
Grupo Aeroportuario del Pacifico S.A.B.de C.V., Class B	119,652	752
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	91,000	1,203
Grupo Bimbo S.A.B. de C.V., Series A*	658,128	1,816
Grupo Carso S.A.B. de C.V., Series A1	239,906	1,180
Grupo Comercial Chedraui S.A. de C.V.	114,700	329
Grupo Financiero Banorte S.A.B. de C.V., Series O	1,054,318	5,803
Grupo Financiero Inbursa S.A.B. de C.V., Series O	938,343	2,422
Grupo Financiero Santander Mexico S.A.B. de C.V., Series B	748,700	1,565
Grupo Lala S.A.B. de C.V.	268,280	517
Grupo Mexico S.A.B. de C.V., Series B	1,585,036	4,600
Grupo Televisa S.A.B., Series CPO	1,078,114	7,351
Industrias Penoles S.A.B. de C.V.	57,622	1,127
Kimberly-Clark de Mexico S.A.B. de C.V., Series A	616,627	1,341
Mexichem S.A.B. de C.V.*	387,034	1,176
Minera Frisco S.A.B. de C.V., Series A1*	313,206	456
OHL Mexico S.A.B. de C.V.*	348,700	646
Promotora y Operadora de Infraestructura S.A.B. de C.V.*	113,400	1,363
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,202,937	4,736

		78,722

Peru - 0.4%
Cia de Minas Buenaventura S.A.A. ADR	76,606	732
Credicorp Ltd.	28,052	4,494
Southern Copper Corp.	69,827	1,969

		7,195

Philippines - 1.3%
Aboitiz Equity Ventures, Inc.	797,589	930
Aboitiz Power Corp.	694,944	663
Alliance Global Group, Inc.	997,824	498
Ayala Corp.	91,217	1,407
Ayala Land, Inc.	3,031,780	2,271
Bank of the Philippine Islands	381,223	798
BDO Unibank, Inc.	719,126	1,759
DMCI Holdings, Inc.	1,990,300	697
Energy Development Corp.	3,602,850	657
Globe Telecom, Inc.	11,400	438
International Container Terminal Services, Inc.	258,680	663
JG Summit Holdings, Inc.	1,069,071	1,570
Jollibee Foods Corp.	168,383	804
Megaworld Corp.	5,366,000	553
Metro Pacific Investments Corp.	5,488,000	561
Metropolitan Bank & Trust Co.	153,259	282
Philippine Long Distance Telephone Co.	40,110	2,588
SM Investments Corp.	72,895	1,321
SM Prime Holdings, Inc.	2,978,413	1,129
Universal Robina Corp.	387,230	1,687

		21,276

Poland - 1.6%
Alior Bank S.A.*	21,413	469
Bank Handlowy w Warszawie S.A.	15,809	475
Bank Millennium S.A.	207,307	486
Bank Pekao S.A.	57,883	2,911
Bank Zachodni WBK S.A.	14,226	1,506
CCC S.A.	10,291	388
Cyfrowy Polsat S.A.	82,277	544
Enea S.A.	108,314	465
Energa S.A.	76,793	498
Eurocash S.A.	38,785	415
Getin Noble Bank S.A.*	580,584	359
Grupa Azoty S.A.	22,371	400

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
Poland - 1.6% continued
Grupa Lotos S.A.*	34,811	$249
KGHM Polska Miedz S.A.	61,146	1,864
LPP S.A.	379	771
mBank	6,440	906
Orange Polska S.A.	254,997	597
PGE Polska Grupa Energetyczna S.A.	342,095	1,817
Polski Koncern Naftowy Orlen S.A.	142,047	1,950
Polskie Gornictwo Naftowe i Gazownictwo S.A.	700,220	875
Powszechna Kasa Oszczednosci Bank Polski S.A.	363,970	3,662
Powszechny Zaklad Ubezpieczen S.A.	23,448	3,206
Synthos S.A.	287,733	334
Tauron Polska Energia S.A.	398,610	566

		25,713

Qatar - 0.9%
Barwa Real Estate Co.	44,753	514
Commercial Bank of Qatar (The) QSC	30,408	565
Doha Bank QSC	27,499	423
Gulf International Services OSC	21,853	585
Industries Qatar QSC	65,143	2,971
Masraf Al Rayan	159,980	1,899
Ooredoo QSC	31,730	1,066
Qatar Electricity & Water Co.	13,150	662
Qatar Islamic Bank SAQ	22,604	621
Qatar National Bank SAQ	73,704	4,282
Vodafone Qatar	161,204	721

		14,309

Russia - 2.9%
Alrosa AO	851,651	883
Gazprom OAO	605,854	1,293
Gazprom OAO ADR	2,165,132	10,014
Lukoil OAO	35,836	1,305
Lukoil OAO ADR	11,873	455
Lukoil OAO ADR (London Exchange)	165,485	6,553
Magnit PJSC	3,011	479
Magnit PJSC GDR (Registered)	92,093	4,153
MegaFon OAO GDR (Registered)	44,587	611
MMC Norilsk Nickel OJSC	8,956	1,184
MMC Norilsk Nickel OJSC ADR	80,388	1,111
MMC Norilsk Nickel OJSC ADR (London Exchange)	56,727	802
Mobile Telesystems OJSC ADR	220,550	1,584
Moscow Exchange MICEX-RTS OAO	564,826	546
NOVATEK OAO GDR (Registered)	39,254	3,049
Rosneft OAO	95,885	307
Rosneft OAO GDR (Registered)	395,121	1,387
Rostelecom OJSC	271,937	390
RusHydro JSC	29,671,245	263
RusHydro JSC ADR	266,069	246
Sberbank of Russia	56,000	51
Sberbank of Russia (Moscow Exchange)	4,382,858	3,934
Severstal PAO	280	2
Severstal PAO GDR (Registered)	82,609	751
Sistema JSFC GDR (Registered)	81,873	425
Surgutneftegas OAO	695,767	269
Surgutneftegas OAO ADR	120,622	501
Surgutneftegas OAO ADR (London Exchange)	93,244	394
Tatneft OAO	234,658	880
Tatneft OAO ADR	1,663	42
Tatneft OAO ADR (London Exchange)	54,760	1,336
Uralkali PJSC	367,667	774
Uralkali PJSC GDR (Registered)	31,490	370
VTB Bank OJSC	1,629,566,738	1,797
VTB Bank OJSC GDR(1) (2)	11,036	25
VTB Bank OJSC GDR (Registered)	299,452	685

		48,851

South Africa - 7.5%
African Bank Investments Ltd.	213,004	6
African Rainbow Minerals Ltd.	48,924	503
Anglo American Platinum Ltd.*	19,191	564
AngloGold Ashanti Ltd.*	165,010	1,434
Aspen Pharmacare Holdings Ltd.*	131,361	4,571
Assore Ltd.	17,197	219
Barclays Africa Group Ltd.	139,985	2,183
Barloworld Ltd.	88,062	726
Bidvest Group (The) Ltd.	137,031	3,584
Brait S.E.*	129,593	878
Coronation Fund Managers Ltd.	85,196	841
Discovery Ltd.	130,610	1,248
Exxaro Resources Ltd.	64,240	572
FirstRand Ltd.	1,320,989	5,723
Foschini Group (The) Ltd.	77,149	884
Gold Fields Ltd.	319,157	1,445
Growthpoint Properties Ltd.	921,326	2,179
Impala Platinum Holdings Ltd.*	218,861	1,426
Imperial Holdings Ltd.	78,214	1,240

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
South Africa - 7.5% continued
Investec Ltd.	96,344	$804
Kumba Iron Ore Ltd.	31,173	640
Liberty Holdings Ltd.	45,402	482
Life Healthcare Group Holdings Ltd.	398,754	1,469
Massmart Holdings Ltd.	52,519	641
Mediclinic International Ltd.	156,455	1,352
MMI Holdings Ltd.	403,279	1,046
Mr. Price Group Ltd.	97,436	1,968
MTN Group Ltd.	694,142	13,172
Nampak Ltd.	255,073	960
Naspers Ltd., Class N	165,206	21,270
Nedbank Group Ltd.	83,006	1,778
Netcare Ltd.	387,569	1,267
Pick n Pay Stores Ltd.	85,449	387
PPC Ltd.	240,247	572
Rand Merchant Insurance Holdings Ltd.	267,710	943
Redefine Properties Ltd.	1,333,197	1,232
Remgro Ltd.	199,943	4,368
Resilient Property Income Fund Ltd.	113,868	824
RMB Holdings Ltd.	303,600	1,671
Sanlam Ltd.	783,357	4,706
Sappi Ltd.*	251,030	915
Sasol Ltd.	231,578	8,651
Shoprite Holdings Ltd.	198,113	2,868
SPAR Group (The) Ltd.	69,906	972
Standard Bank Group Ltd.	500,681	6,153
Steinhoff International Holdings Ltd.	876,492	4,484
Telkom S.A. SOC Ltd.*	109,504	661
Tiger Brands Ltd.	68,718	2,176
Truworths International Ltd.	151,609	1,010
Tsogo Sun Holdings Ltd.	209,716	526
Vodacom Group Ltd.	156,861	1,732
Woolworths Holdings Ltd.	383,774	2,537

		124,463

South Korea - 13.3%
Amorepacific Corp.	1,367	2,746
AMOREPACIFIC Group	1,134	1,023
BS Financial Group, Inc.	86,873	1,143
Celltrion, Inc.	25,528	897
Cheil Worldwide, Inc.*	37,350	582
CJ CheilJedang Corp.	3,259	909
CJ Corp.	6,117	866
CJ Korea Express Co. Ltd.*	3,181	563
Coway Co. Ltd.	22,220	1,691
Daelim Industrial Co. Ltd.	11,847	703
Daewoo Engineering & Construction Co. Ltd.*	45,860	243
Daewoo International Corp.	15,929	453
Daewoo Securities Co. Ltd.	80,958	712
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	46,550	779
Daum Kakao Corp.	10,113	1,129
DGB Financial Group, Inc.	48,891	503
Dongbu Insurance Co. Ltd.	18,837	941
Doosan Corp.	2,990	280
Doosan Heavy Industries & Construction Co. Ltd.	20,060	428
Doosan Infracore Co. Ltd.*	66,360	580
E-Mart Co. Ltd.	8,504	1,567
GS Engineering & Construction Corp.	22,832	476
GS Holdings Corp.	23,359	847
Halla Visteon Climate Control Corp.	13,644	597
Hana Financial Group, Inc.	123,118	3,557
Hankook Tire Co. Ltd.	30,505	1,451
Hanwha Chemical Corp.	35,377	374
Hanwha Corp.	15,253	430
Hanwha Life Insurance Co. Ltd.	77,732	587
Hite Jinro Co. Ltd.	15,340	323
Hotel Shilla Co. Ltd.	13,351	1,104
Hyosung Corp.	8,886	548
Hyundai Department Store Co. Ltd.	5,792	643
Hyundai Development Co.-Engineering & Construction	21,768	758
Hyundai Engineering & Construction Co. Ltd.	27,905	1,057
Hyundai Glovis Co. Ltd.	5,513	1,455
Hyundai Heavy Industries Co. Ltd.	17,831	1,848
Hyundai Marine & Fire Insurance Co. Ltd.	22,958	542
Hyundai Merchant Marine Co. Ltd.*	37,149	335
Hyundai Mipo Dockyard Co. Ltd.	5,400	341
Hyundai Mobis Co. Ltd.	28,774	6,124
Hyundai Motor Co.	64,293	9,761
Hyundai Steel Co.	27,651	1,581
Hyundai Wia Corp.	7,320	1,165
Industrial Bank of Korea	106,217	1,353
Kangwon Land, Inc.	47,928	1,317
KB Financial Group, Inc.	160,148	5,230
KCC Corp.	2,321	1,094
KEPCO Plant Service & Engineering Co. Ltd.	9,345	675

EQUITY INDEX FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
South Korea - 13.3% continued
Kia Motors Corp.	110,458	$5,219
Korea Aerospace Industries Ltd.	19,320	694
Korea Electric Power Corp.	106,837	4,115
Korea Gas Corp.	13,474	603
Korea Investment Holdings Co. Ltd.	16,410	721
Korea Zinc Co. Ltd.	3,801	1,392
Korean Air Lines Co. Ltd.*	13,368	574
KT Corp.	20,909	592
KT Corp. ADR	6,526	92
KT&G Corp.	46,495	3,224
Kumho Petrochemical Co. Ltd.	6,504	475
LG Chem Ltd.	19,729	3,220
LG Corp.	39,792	2,205
LG Display Co. Ltd.*	96,285	2,916
LG Electronics, Inc.	44,983	2,404
LG Household & Health Care Ltd.	4,064	2,303
LG Innotek Co. Ltd.*	5,984	605
LG Uplus Corp.	86,936	904
Lotte Chemical Corp.	5,880	845
Lotte Confectionery Co. Ltd.	334	542
Lotte Shopping Co. Ltd.	4,316	1,066
LS Corp.	8,565	421
LS Industrial Systems Co. Ltd.	4,964	270
Mirae Asset Securities Co. Ltd.	9,991	390
NAVER Corp.	11,682	7,547
NCSoft Corp.	6,315	1,035
OCI Co. Ltd.	5,579	395
Orion Corp.	1,539	1,415
Paradise Co. Ltd.	16,210	346
POSCO	26,027	6,567
POSCO ADR	4,628	295
S-1 Corp.	8,165	528
Samsung C&T Corp.	50,928	2,823
Samsung Card Co. Ltd.	16,282	654
Samsung Electro-Mechanics Co. Ltd.	26,010	1,280
Samsung Electronics Co. Ltd.	46,117	55,435
Samsung Engineering Co. Ltd.	12,917	441
Samsung Fire & Marine Insurance Co. Ltd.	13,825	3,542
Samsung Heavy Industries Co. Ltd.	65,139	1,171
Samsung Life Insurance Co. Ltd.	24,402	2,577
Samsung SDI Co. Ltd.	22,472	2,336
Samsung SDS Co. Ltd.*	11,175	2,984
Samsung Securities Co. Ltd.	26,568	1,066
Shinhan Financial Group Co. Ltd.	177,909	7,138
Shinsegae Co. Ltd.	3,406	558
SK C&C Co. Ltd.	8,532	1,648
SK Holdings Co. Ltd.	10,132	1,502
SK Hynix, Inc.*	241,317	10,391
SK Innovation Co. Ltd.	25,617	1,970
SK Networks Co. Ltd.	44,300	357
SK Telecom Co. Ltd.	2,889	703
SK Telecom Co. Ltd. ADR	10,300	278
S-Oil Corp.	17,255	755
Woori Bank*	121,757	1,108
Woori Investment & Securities Co. Ltd.	55,017	505
Yuhan Corp.	3,806	587

		220,040

Taiwan - 12.0%
Acer, Inc.*	976,796	653
Advanced Semiconductor Engineering, Inc.	2,606,364	3,099
Advantech Co. Ltd.	124,234	915
Asia Cement Corp.	892,567	1,096
Asia Pacific Telecom Co. Ltd.	905,000	499
Asustek Computer, Inc.	293,546	3,196
AU Optronics Corp.	3,818,215	1,936
Catcher Technology Co. Ltd.	255,111	1,964
Cathay Financial Holding Co. Ltd.	3,439,075	5,060
Chailease Holding Co. Ltd.	385,720	957
Chang Hwa Commercial Bank Ltd.	1,947,386	1,114
Cheng Shin Rubber Industry Co. Ltd.	704,184	1,652
Chicony Electronics Co. Ltd.	232,349	645
China Airlines Ltd.*	1,147,307	524
China Development Financial Holding Corp.	5,329,868	1,694
China Life Insurance Co. Ltd.	1,125,954	928
China Motor Corp.	328,000	289
China Steel Corp.	5,042,156	4,182
Chunghwa Telecom Co. Ltd.	1,617,493	4,805
Clevo Co.	165,970	259
Compal Electronics, Inc.	1,738,759	1,212
CTBC Financial Holding Co. Ltd.	5,700,025	3,683
CTCI Corp.	190,000	302
Delta Electronics, Inc.	769,521	4,572
E.Sun Financial Holding Co. Ltd.	2,772,952	1,719
Eclat Textile Co. Ltd.	66,662	675
Epistar Corp.	312,351	617
Eva Airways Corp.*	716,271	498
Evergreen Marine Corp. Taiwan Ltd.*	795,795	561

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
Taiwan - 12.0% continued
Far Eastern Department Stores Ltd.	434,509	$386
Far Eastern New Century Corp.	1,339,127	1,325
Far EasTone Telecommunications Co. Ltd.	683,345	1,573
Farglory Land Development Co. Ltd.	201,543	239
First Financial Holding Co. Ltd.	3,214,974	1,890
Formosa Chemicals & Fibre Corp.	1,311,499	2,763
Formosa International Hotels Corp.	23,623	252
Formosa Petrochemical Corp.	456,487	993
Formosa Plastics Corp.	1,778,682	4,054
Formosa Taffeta Co. Ltd.	412,827	408
Foxconn Technology Co. Ltd.	376,398	1,008
Fubon Financial Holding Co. Ltd.	2,761,025	4,391
Giant Manufacturing Co. Ltd.	128,483	1,137
Hermes Microvision, Inc.	18,000	902
Highwealth Construction Corp.	267,300	536
Hiwin Technologies Corp.	71,430	591
Hon Hai Precision Industry Co. Ltd.	5,220,254	14,395
Hotai Motor Co. Ltd.	107,900	1,613
HTC Corp.*	277,220	1,236
Hua Nan Financial Holdings Co. Ltd.	2,356,978	1,318
Innolux Corp.	3,512,900	1,692
Inotera Memories, Inc.*	1,008,546	1,593
Inventec Corp.	839,314	564
Kinsus Interconnect Technology Corp.	82,587	273
Largan Precision Co. Ltd.	41,835	3,132
Lite-On Technology Corp.	846,466	969
MediaTek, Inc.	587,334	8,550
Mega Financial Holding Co. Ltd.	4,148,771	3,198
Merida Industry Co. Ltd.	72,900	494
Nan Ya Plastics Corp.	1,945,951	4,018
Novatek Microelectronics Corp.	226,850	1,269
Pegatron Corp.	709,594	1,634
Phison Electronics Corp.	61,608	425
Pou Chen Corp.	841,093	1,014
Powertech Technology, Inc.*	247,568	423
President Chain Store Corp.	234,220	1,806
Quanta Computer, Inc.	1,099,576	2,739
Radiant Opto-Electronics Corp.	152,800	485
Realtek Semiconductor Corp.	171,457	568
Ruentex Development Co. Ltd.	339,562	540
Ruentex Industries Ltd.	257,906	542
ScinoPharm Taiwan Ltd.	117,894	208
Shin Kong Financial Holding Co. Ltd.	3,555,295	1,009
Siliconware Precision Industries Co. Ltd.	1,210,480	1,825
Simplo Technology Co. Ltd.	133,532	663
SinoPac Financial Holdings Co. Ltd.	3,181,259	1,303
Standard Foods Corp.	89,203	197
Synnex Technology International Corp.	507,086	734
Taishin Financial Holding Co. Ltd.	3,314,117	1,360
Taiwan Business Bank*	1,581,758	458
Taiwan Cement Corp.	1,340,055	1,830
Taiwan Cooperative Financial Holding Co. Ltd.	2,500,243	1,285
Taiwan Fertilizer Co. Ltd.	270,000	476
Taiwan Glass Industry Corp.	431,377	336
Taiwan Mobile Co. Ltd.	705,076	2,329
Taiwan Semiconductor Manufacturing Co. Ltd.	10,288,193	45,399
Teco Electric and Machinery Co. Ltd.	892,000	842
TPK Holding Co. Ltd.	112,003	665
Transcend Information, Inc.	109,442	340
TSRC Corp.	144,936	155
U-Ming Marine Transport Corp.	233,000	367
Unimicron Technology Corp.	595,418	450
Uni-President Enterprises Corp.	1,887,145	2,974
United Microelectronics Corp.	5,195,043	2,404
Vanguard International Semiconductor Corp.	349,000	573
Walsin Lihwa Corp.*	1,456,770	457
Wistron Corp.	895,278	806
WPG Holdings Ltd.	526,316	610
Ya Hsin Industrial Co. Ltd.(3) *	121,548	—
Yang Ming Marine Transport Corp.*	753,356	400
Yuanta Financial Holding Co. Ltd.	3,506,288	1,698
Yulon Motor Co. Ltd.	366,257	536
Zhen Ding Technology Holding Ltd.	122,850	327

		199,260

Thailand - 2.3%
Advanced Info Service PCL (Registered)	194,000	1,480
Advanced Info Service PCL NVDR	238,699	1,818
Airports of Thailand PCL NVDR	187,900	1,608
Bangkok Bank PCL (Registered)	118,000	700
Bangkok Bank PCL NVDR	130,000	763
Bangkok Dusit Medical Services PCL NVDR	1,407,000	732
Banpu PCL (Registered)	233,500	177
Banpu PCL NVDR	317,880	240
BEC World PCL (Registered)	196,500	305
BEC World PCL NVDR	143,707	221

EQUITY INDEX FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
Thailand - 2.3% continued
BTS Group Holdings PCL NVDR	2,670,400	$778
Bumrungrad Hospital PCL NVDR	156,987	672
Central Pattana PCL NVDR	503,000	691
Charoen Pokphand Foods PCL NVDR	1,126,457	932
CP ALL PCL (Registered)	905,200	1,169
CP ALL PCL NVDR	856,736	1,102
Delta Electronics Thailand PCL NVDR	217,400	465
Energy Absolute PCL NVDR	505,600	382
Glow Energy PCL (Registered)	87,100	236
Glow Energy PCL NVDR	141,402	383
Home Product Center PCL NVDR	1,614,942	404
Indorama Ventures PCL NVDR	466,547	286
IRPC PCL (Registered)	1,860,900	173
IRPC PCL NVDR	2,732,681	254
Kasikornbank PCL	50,000	345
Kasikornbank PCL (Registered)	141,500	983
Kasikornbank PCL NVDR	605,997	4,185
Krung Thai Bank PCL (Registered)	699,750	483
Krung Thai Bank PCL NVDR	626,093	429
Minor International PCL NVDR	741,300	731
PTT Exploration & Production PCL (Registered)	242,500	826
PTT Exploration & Production PCL NVDR	360,943	1,224
PTT Global Chemical PCL (Registered)	189,814	296
PTT Global Chemical PCL NVDR	518,476	805
PTT PCL (Registered)	183,500	1,807
PTT PCL NVDR	230,900	2,264
Siam Cement (The) PCL (Registered)	51,000	697
Siam Cement (The) PCL NVDR	128,398	1,746
Siam Commercial Bank (The) PCL (Registered)	232,700	1,287
Siam Commercial Bank (The) PCL NVDR	411,276	2,272
Thai Oil PCL (Registered)	97,800	125
Thai Oil PCL NVDR	277,095	354
Thai Union Frozen Products PCL NVDR	180,300	496
TMB Bank PCL NVDR	5,939,500	524
True Corp. PCL NVDR*	3,434,855	1,145

		38,995

Turkey - 1.7%
Akbank T.A.S.	725,165	2,672
Anadolu Efes Biracilik Ve Malt Sanayii A.S.*	74,349	723
Arcelik A.S.	111,248	714
BIM Birlesik Magazalar A.S.	85,960	1,840
Coca-Cola Icecek A.S.	33,387	722
Dogan Sirketler Grubu Holding A.S.*	1	—
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	731,677	864
Enka Insaat ve Sanayi A.S.	224,534	507
Eregli Demir ve Celik Fabrikalari T.A.S.	588,177	1,123
Ford Otomotiv Sanayi A.S.	31,388	438
Haci Omer Sabanci Holding A.S.	403,468	1,753
Is Gayrimenkul Yatirim Ortakligi A.S.	1	—
KOC Holding A.S.	274,552	1,450
Petkim Petrokimya Holding A.S.	172,047	291
TAV Havalimanlari Holding A.S.	54,686	447
Tofas Turk Otomobil Fabrikasi A.S.	57,218	390
Tupras Turkiye Petrol Rafinerileri A.S.	51,625	1,219
Turk Hava Yollari AO*	232,152	953
Turk Telekomunikasyon A.S.	219,727	684
Turkcell Iletisim Hizmetleri A.S.*	377,821	2,307
Turkiye Garanti Bankasi A.S.	948,824	3,802
Turkiye Halk Bankasi A.S.	274,423	1,621
Turkiye Is Bankasi, Class C	661,132	1,896
Turkiye Sise ve Cam Fabrikalari A.S.	305,231	476
Turkiye Vakiflar Bankasi Tao, Class D	275,499	575
Ulker Biskuvi Sanayi A.S.	61,632	488
Yapi ve Kredi Bankasi A.S.	332,107	690

		28,645

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	536,335	1,006
Aldar Properties PJSC	1,484,700	1,040
Arabtec Holding Co. PJSC*	524,156	404
DP World Ltd.	70,006	1,470
Dubai Financial Market	952,297	504
Dubai Islamic Bank PJSC	428,952	789
Emaar Properties PJSC	1,525,429	2,927
First Gulf Bank PJSC	310,706	1,420
National Bank of Abu Dhabi PJSC	235,444	891

		10,451

Total Common Stocks(4) (Cost $1,241,015)		1,511,264

PREFERRED STOCKS - 4.7%
Brazil - 3.5%
AES Tiete S.A.	45,653	312
Banco Bradesco S.A.	900,162	12,036
Banco Bradesco S.A. ADR	5,672	76

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 4.7% continued
Brazil - 3.5% continued
Banco do Estado do Rio Grande do Sul S.A., Class B	84,418	$456
Bradespar S.A.	104,601	559
Braskem S.A., Class A	73,941	479
Centrais Eletricas Brasileiras S.A., Class B*	102,041	296
Cia Brasileira de Distribuicao	60,042	2,211
Cia Energetica de Minas Gerais	315,747	1,542
Cia Energetica de Sao Paulo, Class B	73,408	740
Cia Paranaense de Energia, Class B	46,144	608
Gerdau S.A.	342,961	1,217
Itau Unibanco Holding S.A.	1,188,648	15,455
Itausa - Investimentos Itau S.A.	1,303,548	4,544
Lojas Americanas S.A.	215,792	1,399
Metalurgica Gerdau S.A.	123,199	519
Oi S.A.*	124,800	399
Oi S.A. ADR*	3,781	12
Petroleo Brasileiro S.A.*	1,738,295	6,587
Petroleo Brasileiro S.A. ADR*	18,173	138
Suzano Papel e Celulose S.A., Class A	138,500	586
Telefonica Brasil S.A.	124,591	2,200
Telefonica Brasil S.A. ADR	2,865	51
Usinas Siderurgicas de Minas Gerais S.A., Class A*	189,744	360
Vale S.A.	803,730	5,832

		58,614

Chile - 0.1%
Embotelladora Andina S.A., Class B	117,962	334
Sociedad Quimica y Minera de Chile S.A. ADR	3,193	76
Sociedad Quimica y Minera de Chile S.A., Class B	34,896	834

		1,244

Colombia - 0.2%
Banco Davivienda S.A.	45,289	528
Bancolombia S.A.	149,233	1,791
Bancolombia S.A. ADR	6,452	309
Grupo Argos S.A.	55,321	463
Grupo Aval Acciones y Valores	1,192,524	642
Grupo de Inversiones Suramericana S.A.	36,137	595

		4,328

Russia - 0.2%
AK Transneft OAO	615	1,272
Sberbank of Russia	494,594	304
Surgutneftegas OAO	1,522,905	740
Surgutneftegas OAO ADR	140,161	723

		3,039

South Korea - 0.7%
Hyundai Motor Co. Ltd.	15,936	1,930
Hyundai Motor Co. Ltd.	9,906	1,129
LG Chem Ltd.	3,379	429
Samsung Electronics Co. Ltd.	8,577	8,025

		11,513

Total Preferred Stocks(4) (Cost $106,233)		78,738

RIGHTS - 0.0%
South Korea - 0.0%
DGB Financial Group, Inc.*	14,117	22

Total Rights(4) (Cost $ — )		22

INVESTMENT COMPANIES - 1.8%
iShares MSCI Emerging Markets ETF	348,600	13,696
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5) (6)	15,268,681	15,269

Total Investment Companies (Cost $28,905)		28,965

Total Investments - 97.5% (Cost $1,376,153)		1,618,989

Other Assets less Liabilities - 2.5%		41,800

NET ASSETS - 100.0%		$1,660,789

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2014, the value of these restricted illiquid securities amounted to approximately $2,655,000 or 0.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
CGN Power Co. Ltd., Class H	12/23/14	$1,065
Reliance Industries Ltd. GDR	11/1/06-12/22/06	1,612
VTB Bank OJSC GDR	5/11/07-10/28/09	80

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $11,082,000 with net purchases of approximately $4,187,000 during the nine months ended December 31, 2014.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2014, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Morgan Stanley	United States Dollar	844	Indian Rupee	54,401	3/18/15	$5
Morgan Stanley	United States Dollar	3,004	Korean Won	3,306,252	3/18/15	7
Morgan Stanley	United States Dollar	1,264	Taiwan Dollar	39,369	3/18/15	(18)

Total						$(6)

At December 31, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Dax Index (Euro)	3	$893	Long	3/15	$17
E-mini S&P 500 Index (United States Dollar)	151	15,496	Long	3/15	(206)
FTSE/JSE Top 40 Index (South African Rand)	95	3,635	Long	3/15	143
Hang Seng Index (Hong Kong Dollar)	27	4,117	Long	1/15	67
mini MSCI Emerging Markets Index (United States Dollar)	498	23,847	Long	3/15	363
MSCI Taiwan Index (United States Dollar)	101	3,465	Long	1/15	89
S&P/TSX 60 Index (Canadian Dollar)	17	2,492	Long	3/15	140
SGX CNX Nifty Index (United States Dollar)	124	2,703	Long	1/15	10
SPI 200 Index (Australian Dollar)	9	989	Long	3/15	50

Total					$673

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.1%
Consumer Staples	8.1
Energy	8.1
Financials	29.9
Health Care	2.2
Industrials	6.7
Information Technology	17.7
Materials	7.3
Telecommunication Services	7.5
Utilities	3.4

Total	100.0%

At December 31, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	21.5%
Korean Won	14.4
Taiwan Dollar	12.4
Brazilian Real	9.0
South African Rand	7.8
Indian Rupee	6.7
United States Dollar	5.2
All other currencies less than 5%	23.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued	DECEMBER 31, 2014 (UNAUDITED)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$233	$85,936	$—	$86,169
Chile	666	20,711	—	21,377
China	3,490	267,572	—	271,062
Colombia	98	7,450	—	7,548
Egypt	2,998	985	—	3,983
Hong Kong	450	74,279	—	74,729
India	4,940	108,162	—	113,102
Mexico	78,178	544	—	78,722
Peru	7,195	—	—	7,195
Russia	17,956	30,895	—	48,851
South Korea	4,757	215,283	—	220,040
Thailand	4,995	34,000	—	38,995
United Arab Emirates	1,470	8,981	—	10,451
All Other Countries	—	529,040 (1)	—	529,040
Preferred Stocks
Brazil	276	58,338	—	58,614
Chile	76	1,168	—	1,244
Colombia	309	4,019	—	4,328
Russia	3,039	—	—	3,039
South Korea	—	11,513	—	11,513
Rights	—	22	—	22
Investment Companies	28,965	—	—	28,965

Total Investments	$160,091	$1,458,898	$—	$1,618,989

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$879	$—	$—	$879
Forward Foreign Currency Exchange Contracts	—	12	—	12
Liabilities
Futures Contracts	(206)	—	—	(206)
Forward Foreign Currency Exchange Contracts	—	(18)	—	(18)

Total Other Financial Instruments	$673	$(6)	$—	$667

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Country	Value (000S)	Reason
Common Stocks
Brazil	$72,805	Valuations at last trade with foreign fair value adjustments
Chile	17,852	Valuations at last trade with foreign fair value adjustments
Colombia	5,879	Valuations at last trade with foreign fair value adjustments
Mexico	544	Valuations at last trade with foreign fair value adjustments
Russia	51	Valuations of similar asset in an active market.
Preferred Stocks
Brazil	39,071	Valuations at last trade with foreign fair value adjustments
Chile	1,168	Valuations at last trade with foreign fair value adjustments
Colombia	4,019	Valuations at last trade with foreign fair value adjustments

Total	$141,389

At December 31, 2014, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Country	Value (000S)	Reason
Common Stocks
China	$2,467	Valuations at official close price
Egypt	539	Valuations at last trade price
Thailand	3,708	Valuations at last trade price

Total	$6,714

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,410,747

Gross tax appreciation of investments	$408,942
Gross tax depreciation of investments	(200,700)

Net tax appreciation of investments	$208,242

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%
Australia - 5.1%
BGP Holdings PLC(1) *	6,535,576	$—
BWP Trust	541,916	1,228
Charter Hall Retail REIT	352,345	1,180
Cromwell Property Group	1,644,773	1,381
Dexus Property Group	1,032,064	5,836
Federation Centres	1,626,964	3,787
Goodman Group	1,950,187	8,990
GPT Group (The)	2,009,725	7,100
Investa Office Fund	686,936	2,029
Mirvac Group	4,164,303	6,014
Novion Property Group	2,547,884	4,387
Scentre Group*	5,899,582	16,776
Stockland	2,624,819	8,768
Westfield Corp.*	2,202,272	16,101

		83,577

Austria - 0.4%
BUWOG A.G.*	57,835	1,146
CA Immobilien Anlagen A.G.*	93,250	1,749
Conwert Immobilien Invest S.E.*	69,426	820
IMMOFINANZ A.G.	1,081,318	2,737

		6,452

Belgium - 0.4%
Aedifica S.A.	10,232	691
Befimmo S.A.	19,271	1,399
Cofinimmo S.A.	19,752	2,286
Intervest Offices & Warehouses N.V.	8,135	221
Leasinvest Real Estate S.C.A.	2,283	255
Warehouses De Pauw S.C.A.	15,298	1,160
Wereldhave Belgium N.V.	2,162	272

		6,284

Brazil - 0.7%
Aliansce Shopping Centers S.A.	89,841	549
BR Malls Participacoes S.A.	490,718	3,001
BR Properties S.A.	213,772	816
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	306,585	1,263
Direcional Engenharia S.A.	93,430	285
Even Construtora e Incorporadora S.A.	227,269	465
Ez Tec Empreendimentos e Participacoes S.A.	57,868	479
Gafisa S.A.	504,158	395
General Shopping Brasil S.A.*	23,913	65
Helbor Empreendimentos S.A.	135,597	240
Iguatemi Empresa de Shopping Centers S.A.	68,003	625
JHSF Participacoes S.A.	134,916	118
MRV Engenharia e Participacoes S.A.	323,212	904
Multiplan Empreendimentos Imobiliarios S.A.*	87,797	1,549
PDG Realty S.A. Empreendimentos e Participacoes*	1,494,722	479
Rodobens Negocios Imobiliarios S.A.	28,773	106
Rossi Residencial S.A.*	61,307	78
Sao Carlos Empreendimentos e Participacoes S.A.	20,034	246
Sonae Sierra Brasil S.A.	28,515	176
Tecnisa S.A.	98,731	143

		11,982

Canada - 2.8%
Allied Properties Real Estate Investment Trust	85,167	2,745
Artis Real Estate Investment Trust	154,152	1,881
Boardwalk Real Estate Investment Trust	45,341	2,402
Calloway Real Estate Investment Trust	118,087	2,775
Canadian Apartment Properties REIT	126,066	2,727
Canadian Real Estate Investment Trust	82,030	3,233
Chartwell Retirement Residences	196,762	2,017
Cominar Real Estate Investment Trust	179,545	2,876
Crombie Real Estate Investment Trust	87,868	977
Dream Global Real Estate Investment Trust	107,311	792
Dream Office Real Estate Investment Trust	118,876	2,573
Extendicare, Inc.	99,191	557
First Capital Realty, Inc.	97,983	1,574
Granite Real Estate Investment Trust	53,537	1,901
H&R Real Estate Investment Trust	311,637	5,829
InnVest Real Estate Investment Trust	105,065	541
Killam Properties, Inc.	60,135	531
Morguard Real Estate Investment Trust	39,825	622
Northern Property Real Estate Investment Trust	36,321	743
Pure Industrial Real Estate Trust	214,999	822
RioCan Real Estate Investment Trust	356,344	8,106

		46,224

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Chile - 0.1%
Parque Arauco S.A.	587,974	$1,119

China - 1.5%
Agile Property Holdings Ltd.	1,597,226	901
Beijing Capital Land Ltd., Class H	1,178,000	445
Beijing North Star Co. Ltd., Class H	819,662	260
China Merchants Property Development Co. Ltd., Class B	245,012	629
China Vanke Co. Ltd., Class H*	1,502,541	3,335
Country Garden Holdings Co. Ltd.	6,480,181	2,578
Evergrande Real Estate Group Ltd.	6,776,000	2,732
Fantasia Holdings Group Co. Ltd.	1,837,500	196
Greenland Hong Kong Holdings Ltd.	346,000	137
Greentown China Holdings Ltd.	881,000	868
Guangzhou R&F Properties Co. Ltd., Class H	1,103,402	1,342
Kaisa Group Holdings Ltd.	2,122,600	435
KWG Property Holding Ltd.	1,314,594	894
Longfor Properties Co. Ltd.	1,551,500	1,991
Powerlong Real Estate Holdings Ltd.*	1,533,000	215
Redco Properties Group Ltd.(2) (3)	444,000	213
Renhe Commercial Holdings Co. Ltd.*	17,934,000	782
Shui On Land Ltd.	3,879,277	912
Sino-Ocean Land Holdings Ltd.	4,074,828	2,308
SOHO China Ltd.	1,757,756	1,236
Sunac China Holdings Ltd.	2,007,050	2,027
Wuzhou International Holdings Ltd.	1,372,000	258

		24,694

Egypt - 0.0%
Six of October Development & Investment*	295,544	595

Finland - 0.2%
Citycon OYJ	296,670	925
Sponda OYJ	274,771	1,203
Technopolis OYJ	110,102	493

		2,621

France - 2.8%
Affine S.A.	6,432	118
ANF Immobilier	8,069	197
Fonciere Des Regions	38,237	3,538
Gecina S.A.	38,911	4,870
ICADE	40,044	3,206
Klepierre	110,893	4,777
Mercialys S.A.	47,159	1,052
Unibail-Rodamco S.E.	110,786	28,316

		46,074

Germany - 2.0%
alstria office REIT-A.G.*	77,180	960
Deutsche Annington Immobilien S.E.	259,936	8,842
Deutsche Euroshop A.G.	52,408	2,295
Deutsche Wohnen A.G. (Bearer)	325,651	7,737
DIC Asset A.G.	38,517	345
DO Deutsche Office A.G.*	76,862	271
GAGFAH S.A.*	246,475	5,515
Hamborner REIT A.G.	52,937	520
LEG Immobilien A.G.*	64,988	4,875
TAG Immobilien A.G.	127,968	1,490
TLG Immobilien A.G.*	39,135	587

		33,437

Greece - 0.0%
Grivalia Properties REIC	44,946	409

Hong Kong - 8.3%
C C Land Holdings Ltd.	1,531,000	265
Champion REIT	2,657,846	1,233
China Overseas Land & Investment Ltd.	4,650,542	13,725
China Resources Land Ltd.	2,119,218	5,562
CIFI Holdings Group Co. Ltd.	1,982,880	393
Franshion Properties China Ltd.	4,162,000	1,185
Glorious Property Holdings Ltd.*	2,856,100	440
Hang Lung Properties Ltd.	2,539,452	7,077
Henderson Land Development Co. Ltd.	1,289,077	8,948
Hongkong Land Holdings Ltd.	1,335,618	8,990
Hopson Development Holdings Ltd.*	712,000	645
Hui Xian Real Estate Investment Trust	2,317,215	1,299
Hysan Development Co. Ltd.	715,045	3,177
K Wah International Holdings Ltd.	1,206,129	639
Kerry Properties Ltd.	734,099	2,652
Link REIT (The)	2,602,800	16,247
Mingfa Group International Co. Ltd.*	1,124,000	340
Minmetals Land Ltd.	1,400,000	160
New World China Land Ltd.	2,961,899	1,752
New World Development Co. Ltd.	5,705,895	6,527
Poly Property Group Co. Ltd.	2,062,000	844
Road King Infrastructure Ltd.	293,000	247
Shanghai Industrial Urban Development Group Ltd.*	1,448,000	240
Shenzhen Investment Ltd.	2,510,402	721

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Hong Kong - 8.3% continued
Shimao Property Holdings Ltd.	1,424,869	$3,168
Sino Land Co. Ltd.	3,381,661	5,428
Sinolink Worldwide Holdings Ltd.*	2,404,000	185
Sun Hung Kai Properties Ltd.	1,755,425	26,545
Swire Properties Ltd.	1,335,400	3,941
Wharf Holdings (The) Ltd.	1,724,317	12,383
Yuexiu Property Co. Ltd.	7,185,442	1,375

		136,333

India - 0.1%
DLF Ltd.	485,980	1,044
Oberoi Realty Ltd.	90,788	402
Prestige Estates Projects Ltd.	104,291	396
Unitech Ltd.*	1,527,625	397

		2,239

Indonesia - 0.5%
Agung Podomoro Land Tbk PT	8,106,696	218
Alam Sutera Realty Tbk PT	13,106,140	587
Bumi Serpong Damai Tbk PT	8,394,000	1,212
Ciputra Development Tbk PT	12,120,590	1,209
Ciputra Property Tbk PT	2,992,838	203
Ciputra Surya Tbk PT	876,600	208
Intiland Development Tbk PT	6,173,600	322
Kawasan Industri Jababeka Tbk PT	17,835,977	422
Lippo Karawaci Tbk PT	21,873,631	1,791
Pakuwon Jati Tbk PT	26,270,040	1,084
Summarecon Agung Tbk PT	12,353,600	1,501

		8,757

Israel - 0.1%
Azrieli Group	41,560	1,370

Italy - 0.1%
Beni Stabili S.p.A. SIIQ	1,208,874	849
Immobiliare Grande Distribuzione SIIQ S.p.A.	358,328	279

		1,128

Japan - 10.0%
Activia Properties, Inc.	255	2,218
Advance Residence Investment Corp.	1,454	3,882
Aeon Mall Co. Ltd.	133,066	2,353
Daiwa House REIT Investment Corp.	291	1,451
Daiwa House Residential Investment Corp.	371	1,786
Daiwa Office Investment Corp.	282	1,573
Frontier Real Estate Investment Corp.	538	2,462
Fukuoka REIT Corp.	701	1,299
GLP J-REIT	2,307	2,557
Hulic Co. Ltd.	337,240	3,353
Industrial & Infrastructure Fund Investment Corp.	340	1,570
Japan Excellent, Inc.	1,246	1,651
Japan Hotel REIT Investment Corp.	3,175	2,033
Japan Logistics Fund, Inc.	947	2,123
Japan Prime Realty Investment Corp.	904	3,138
Japan Real Estate Investment Corp.	1,424	6,853
Japan Retail Fund Investment Corp.	2,766	5,833
Kenedix Office Investment Corp.	408	2,290
Mitsubishi Estate Co. Ltd.	1,441,480	30,508
Mitsui Fudosan Co. Ltd.	1,080,562	29,062
Mori Hills REIT Investment Corp.	1,479	2,116
Mori Trust Sogo REIT, Inc.	1,130	2,263
Nippon Accommodations Fund, Inc.	506	1,997
Nippon Building Fund, Inc.	1,542	7,726
Nippon Prologis REIT, Inc.	1,651	3,579
Nomura Real Estate Holdings, Inc.	136,900	2,353
Nomura Real Estate Master Fund, Inc.	1,900	2,458
Nomura Real Estate Office Fund, Inc.	404	2,001
NTT Urban Development Corp.	124,000	1,244
Orix JREIT, Inc.	2,412	3,376
Premier Investment Corp.	238	1,169
Sumitomo Realty & Development Co. Ltd.	493,425	16,809
Tokyo Tatemono Co. Ltd.	469,201	3,417
Tokyu REIT, Inc.	1,048	1,423
Top REIT, Inc.	190	852
United Urban Investment Corp.	2,854	4,483

		165,261

Malaysia - 0.5%
Axis Real Estate Investment Trust	519,948	537
CapitaMalls Malaysia Trust	1,190,900	487
Eastern & Oriental Bhd.	824,600	526
Glomac Bhd.	409,200	114
IGB Corp. Bhd.	391,800	291
IGB Real Estate Investment Trust	1,850,900	694
IJM Land Bhd.	463,250	443
IOI Properties Group Bhd.	1,984,200	1,366
KLCCP Stapled Group	515,348	993
KSL Holdings Bhd.*	452,800	239
Mah Sing Group Bhd.	1,080,320	698
MKH Bhd.	185,760	140
Pavilion Real Estate Investment Trust	1,032,400	430

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Malaysia - 0.5% continued
SP Setia Bhd. Group	954,030	$901
Tropicana Corp. Bhd.	412,500	124
UOA Development Bhd.	526,800	318

		8,301

Mexico - 0.7%
Asesor de Activos Prisma S.A.P.I. de C.V.	492,646	526
Concentradora Fibra Danhos S.A. de C.V.	237,853	586
Consorcio ARA S.A.B. de C.V.*	765,661	337
Corp. GEO S.A.B. de C.V., Series B*	549,034	—
Corp. Inmobiliaria Vesta S.A.B. de C.V.	433,500	860
Desarrolladora Homex S.A.B. de C.V.*	234,285	50
Fibra Uno Administracion S.A. de C.V.	2,552,309	7,522
Mexico Real Estate Management S.A.de C.V.*	926,589	1,587
Urbi Desarrollos Urbanos S.A.B. de C.V.*	776,726	1

		11,469

Netherlands - 0.7%
Atrium European Real Estate Ltd.*	190,319	942
Corio N.V.	78,273	3,820
Eurocommercial Properties N.V. - CVA	46,228	1,961
NSI N.V.	147,787	658
Vastned Retail N.V.	21,636	977
Wereldhave N.V.	40,055	2,749

		11,107

New Zealand - 0.1%
Kiwi Property Group Ltd.	1,157,625	1,118

Norway - 0.1%
Entra ASA(2) (3) *	70,667	722
Norwegian Property ASA*	289,201	392

		1,114

Philippines - 0.7%
Ayala Land, Inc.	6,430,751	4,818
Filinvest Land, Inc.	11,392,989	388
Megaworld Corp.	13,198,101	1,362
Robinsons Land Corp.	1,878,575	1,111
SM Prime Holdings, Inc.	8,861,553	3,360
Vista Land & Lifescapes, Inc.	3,919,761	629

		11,668

Poland - 0.0%
Globe Trade Centre S.A.*	293,072	444

Russia - 0.1%
PIK Group	323,804	998

Singapore - 3.1%
Ascendas India Trust	770,000	474
Ascendas Real Estate Investment Trust	2,245,753	4,031
CapitaCommercial Trust	2,233,014	2,956
CapitaLand Ltd.	2,885,915	7,170
CapitaMall Trust	2,959,715	4,554
CDL Hospitality Trusts	715,610	940
City Developments Ltd.	672,000	5,188
First Real Estate Investment Trust	555,510	525
Fortune Real Estate Investment Trust	1,476,920	1,489
Global Logistic Properties Ltd.	3,408,793	6,375
Keppel Land Ltd.	811,027	2,085
Keppel REIT	1,982,720	1,826
Mapletree Commercial Trust	1,460,000	1,553
Mapletree Greater China Commercial Trust	2,069,000	1,482
Mapletree Industrial Trust	1,339,948	1,499
Mapletree Logistics Trust	1,634,374	1,461
Suntec Real Estate Investment Trust	2,727,291	4,031
UOL Group Ltd.	513,691	2,696
Yanlord Land Group Ltd.	755,000	592

		50,927

South Africa - 1.3%
Acucap Properties Ltd.	144,926	648
Arrowhead Properties Ltd., Class A	428,718	346
Arrowhead Properties Ltd., Class B	428,542	350
Attacq Ltd.*	487,726	926
Capital Property Fund	1,765,068	2,026
Emira Property Fund	511,386	765
Fountainhead Property Trust	520,925	381
Growthpoint Properties Ltd.	2,442,861	5,778
Hyprop Investments Ltd.	278,314	2,344
Redefine Properties Ltd.	4,088,715	3,779
Resilient Property Income Fund Ltd.	248,726	1,799
SA Corporate Real Estate Fund Nominees Pty. Ltd.	2,252,658	936
Vukile Property Fund Ltd.	584,047	909

		20,987

Spain - 0.2%
Inmobiliaria Colonial S.A.*	1,915,999	1,257
Merlin Properties Socimi S.A.*	141,110	1,712

		2,969

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Sweden - 0.9%
Castellum AB	187,185	$2,920
Dios Fastigheter AB	54,554	404
Fabege AB	151,019	1,938
Fastighets AB Balder, Class B*	105,191	1,477
Hemfosa Fastigheter AB*	44,948	945
Hufvudstaden AB, Class A	126,664	1,644
Klovern AB, Class A	42,901	45
Klovern AB, Class B*	429,005	418
Kungsleden AB	206,507	1,490
Wallenstam AB, Class B	114,112	1,899
Wihlborgs Fastigheter AB	75,469	1,378

		14,558

Switzerland - 0.7%
Allreal Holding A.G. (Registered)*	10,918	1,505
Mobimo Holding A.G. (Registered)*	7,031	1,409
PSP Swiss Property A.G. (Registered)*	45,433	3,912
Swiss Prime Site A.G. (Registered)*	62,850	4,605

		11,431

Taiwan - 0.0%
Hung Poo Real Estate Development Corp.	233,585	188

Thailand - 0.4%
Amata Corp. PCL (Registered)	141,686	68
Amata Corp. PCL NVDR	475,571	226
AP Thailand PCL (Registered)	441,405	80
AP Thailand PCL NVDR	627,004	113
Central Pattana PCL (Registered)	825,726	1,142
Central Pattana PCL NVDR	711,098	977
Land and Houses PCL (Registered)	2,094,184	576
Land and Houses PCL NVDR	1,322,400	363
LPN Development PCL (Registered)	8,475	6
LPN Development PCL NVDR	642,001	427
Property Perfect PCL (Registered)*	2,765,102	97
Property Perfect PCL NVDR*	3,452,195	120
Pruksa Real Estate PCL NVDR	754,600	654
Quality Houses PCL NVDR	4,173,400	462
Sansiri PCL NVDR	5,945,366	305
SC Asset Corp. PCL (Registered)	664,875	70
SC Asset Corp. PCL NVDR	763,488	80
Siam Future Development PCL NVDR	921,912	174
Supalai PCL (Registered)	224,356	164
Supalai PCL NVDR	454,300	331
TICON Industrial Connection PCL NVDR	621,005	341
WHA Corp. PCL NVDR	294,610	280

		7,056

Turkey - 0.2%
Dogus Gayrimenkul Yatirim Ortakligi A.S.*	54,149	99
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	2,212,610	2,611
Is Gayrimenkul Yatirim Ortakligi A.S.	369,870	224

		2,934

United Arab Emirates - 0.7%
Aldar Properties PJSC	3,587,086	2,511
Emaar Malls Group PJSC*	2,375,373	1,733
Emaar Properties PJSC	3,988,499	7,652
Emirates REIT CEIC Ltd.	171,371	223
RAK Properties PJSC	1,133,104	223

		12,342

United Kingdom - 4.9%
Big Yellow Group PLC	161,960	1,529
British Land (The) Co. PLC	1,151,463	13,833
Capital & Counties Properties PLC	824,904	4,653
Daejan Holdings PLC	5,587	481
Derwent London PLC	105,508	4,928
Development Securities PLC	145,203	500
Grainger PLC	468,937	1,373
Great Portland Estates PLC	392,723	4,488
Hammerson PLC	892,620	8,343
Hansteen Holdings PLC	783,013	1,313
Helical Bar PLC	114,953	686
Intu Properties PLC	1,046,551	5,412
Land Securities Group PLC	896,246	16,037
Londonmetric Property PLC	667,225	1,579
Primary Health Properties PLC	120,522	694
Quintain Estates & Development PLC*	552,013	819
Redefine International PLC	981,903	834
Safestore Holdings PLC	235,465	851
Segro PLC	842,409	4,829
Shaftesbury PLC	317,241	3,846
ST. Modwen Properties PLC	200,897	1,200
UNITE Group (The) PLC	229,574	1,663
Workspace Group PLC	132,210	1,563

		81,454

United States - 45.9%
Acadia Realty Trust	73,041	2,340
Agree Realty Corp.	19,034	592

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
United States - 45.9% continued
Alexander’s, Inc.	2,257	$987
Alexandria Real Estate Equities, Inc.	81,253	7,210
American Assets Trust, Inc.	42,704	1,700
American Campus Communities, Inc.	119,415	4,939
American Homes 4 Rent, Class A	171,806	2,926
American Realty Capital Healthcare Trust, Inc.	193,201	2,299
American Realty Capital Properties, Inc.	1,053,568	9,535
Apartment Investment & Management Co., Class A	165,376	6,144
Ashford Hospitality Trust, Inc.	79,288	831
Associated Estates Realty Corp.	65,608	1,523
AvalonBay Communities, Inc.	149,447	24,418
Aviv REIT, Inc.	29,031	1,001
BioMed Realty Trust, Inc.	225,020	4,847
Boston Properties, Inc.	172,809	22,239
Brandywine Realty Trust	204,225	3,264
Brixmor Property Group, Inc.	121,834	3,026
Camden Property Trust	98,406	7,266
Campus Crest Communities, Inc.	71,641	524
CBL & Associates Properties, Inc.	193,902	3,766
Cedar Realty Trust, Inc.	90,118	661
Chambers Street Properties	270,058	2,177
Chatham Lodging Trust	37,099	1,075
Chesapeake Lodging Trust	62,642	2,331
Corporate Office Properties Trust	105,321	2,988
Cousins Properties, Inc.	241,548	2,758
CubeSmart	185,462	4,093
DCT Industrial Trust, Inc.	100,181	3,572
DDR Corp.	348,422	6,397
DiamondRock Hospitality Co.	222,708	3,312
Digital Realty Trust, Inc.	154,009	10,211
Douglas Emmett, Inc.	153,249	4,352
Duke Realty Corp.	388,071	7,839
DuPont Fabros Technology, Inc.	74,927	2,491
EastGroup Properties, Inc.	36,118	2,287
Education Realty Trust, Inc.	53,056	1,941
Empire State Realty Trust, Inc., Class A	92,519	1,626
EPR Properties	65,103	3,752
Equity Commonwealth(1)*	75,000	—
Equity Commonwealth (New York Exchange)	147,135	3,777
Equity LifeStyle Properties, Inc.	87,121	4,491
Equity One, Inc.	70,522	1,788
Equity Residential	406,064	29,172
Essex Property Trust, Inc.	72,317	14,941
Excel Trust, Inc.	65,729	880
Extra Space Storage, Inc.	123,844	7,262
Federal Realty Investment Trust	77,088	10,288
FelCor Lodging Trust, Inc.	142,083	1,537
First Industrial Realty Trust, Inc.	125,650	2,583
First Potomac Realty Trust	66,546	823
Forest City Enterprises, Inc., Class A*	172,144	3,667
Franklin Street Properties Corp.	100,580	1,234
General Growth Properties, Inc.	573,987	16,146
Getty Realty Corp.	28,126	512
Glimcher Realty Trust	165,496	2,274
Government Properties Income Trust	80,221	1,846
HCP, Inc.	521,865	22,978
Health Care REIT, Inc.	373,414	28,256
Healthcare Realty Trust, Inc.	111,340	3,042
Healthcare Trust of America, Inc., Class A	140,709	3,791
Hersha Hospitality Trust	196,512	1,381
Highwoods Properties, Inc.	103,918	4,602
Home Properties, Inc.	64,918	4,259
Hospitality Properties Trust	170,078	5,272
Host Hotels & Resorts, Inc.	861,406	20,476
Hudson Pacific Properties, Inc.	62,629	1,883
Inland Real Estate Corp.	97,413	1,067
Investors Real Estate Trust	130,497	1,066
Kilroy Realty Corp.	95,773	6,615
Kimco Realty Corp.	468,200	11,771
Kite Realty Group Trust	93,781	2,695
LaSalle Hotel Properties	118,093	4,779
Lexington Realty Trust	264,191	2,901
Liberty Property Trust	167,935	6,319
LTC Properties, Inc.	39,673	1,713
Macerich (The) Co.	179,957	15,010
Mack-Cali Realty Corp.	101,580	1,936
Mid-America Apartment Communities, Inc.	85,711	6,401
National Health Investors, Inc.	38,660	2,705
National Retail Properties, Inc.	148,627	5,851
New York REIT, Inc.	186,536	1,975
Omega Healthcare Investors, Inc.	145,197	5,673
Paramount Group, Inc.*	164,096	3,051
Parkway Properties, Inc.	91,538	1,683
Pebblebrook Hotel Trust	80,744	3,684
Pennsylvania Real Estate Investment Trust	74,666	1,752
Physicians Realty Trust	52,144	866

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
United States - 45.9% continued
Piedmont Office Realty Trust, Inc., Class A	176,285	$3,321
Post Properties, Inc.	61,789	3,631
Prologis, Inc.	567,786	24,432
PS Business Parks, Inc.	22,873	1,819
Public Storage	165,327	30,561
Ramco-Gershenson Properties Trust	87,261	1,635
Realty Income Corp.	252,217	12,033
Regency Centers Corp.	106,341	6,782
Retail Opportunity Investments Corp.	105,933	1,779
Retail Properties of America, Inc., Class A	270,142	4,509
RLJ Lodging Trust	149,997	5,029
Rouse Properties, Inc.	41,502	769
Ryman Hospitality Properties, Inc.	54,800	2,890
Sabra Health Care REIT, Inc.	61,840	1,878
Saul Centers, Inc.	15,005	858
Select Income REIT	42,951	1,048
Senior Housing Properties Trust	231,364	5,115
Silver Bay Realty Trust Corp.	39,901	661
Simon Property Group, Inc.	358,121	65,217
SL Green Realty Corp.	109,907	13,081
Sovran Self Storage, Inc.	38,392	3,349
Spirit Realty Capital, Inc.	434,919	5,171
STAG Industrial, Inc.	73,611	1,803
Strategic Hotels & Resorts, Inc.*	304,382	4,027
Summit Hotel Properties, Inc.	92,856	1,155
Sun Communities, Inc.	52,485	3,173
Sunstone Hotel Investors, Inc.	234,526	3,872
Tanger Factory Outlet Centers, Inc.	109,353	4,042
Taubman Centers, Inc.	72,680	5,554
TravelCenters of America LLC(1) *	50,000	—
UDR, Inc.	290,742	8,961
Universal Health Realty Income Trust	14,673	706
Urstadt Biddle Properties, Inc., Class A	29,660	649
Ventas, Inc.	335,235	24,036
Vornado Realty Trust	190,913	22,472
Washington Prime Group, Inc.	177,091	3,050
Washington Real Estate Investment Trust	76,044	2,103
Weingarten Realty Investors	125,616	4,387
Winthrop Realty Trust	36,408	568
WP Carey, Inc.	100,189	7,023

		757,063

Total Common Stocks(4) (Cost $1,264,262)		1,586,684

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 0.0%
YTL Land & Development Bhd.,
3.00%, 10/31/21	$114	$13

Total Convertible Bonds(4) (Cost $18)		13

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.4%
F&C Commercial Property Trust Ltd.	602,196	$1,279
F&C UK Real Estate Investment Ltd.	268,946	393
MedicX Fund Ltd.	397,111	513
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5) (6)	35,172,306	35,172
Picton Property Income Ltd.	492,054	497
Schroder Real Estate Investment Trust Ltd.	587,435	545
Standard Life Investment Property Income Trust PLC	273,537	334
UK Commercial Property Trust Ltd.	506,303	696

Total Investment Companies(4) (Cost $38,691)		39,429

Total Investments - 98.7% (Cost $1,302,971)		1,626,126

Other Assets less Liabilities - 1.3%		21,388

NET ASSETS - 100.0%		$1,647,514

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Restricted security that has been deemed illiquid. At December 31, 2014, the value of these restricted illiquid securities amounted to approximately $935,000 or 0.1% of net assets. Additional information on these restricted illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Entra ASA	10/23/14	$774
Redco Properties Group Ltd.	6/20/14-9/19/14	196

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.

NORTHERN FUNDS QUARTERLY REPORT     7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $4,230,000 with net purchases of approximately $30,942,000 during the nine months ended December 31, 2014.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2014, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Morgan Stanley	British Pound	939	United States Dollar	1,470	3/18/15	$8
Morgan Stanley	Euro	4,889	United States Dollar	6,000	3/18/15	79
Morgan Stanley	Hong Kong Dollar	22,728	United States Dollar	2,930	3/18/15	(1)
Morgan Stanley	Japanese Yen	268,303	United States Dollar	2,260	3/18/15	18
Morgan Stanley	Singapore Dollar	1,329	United States Dollar	1,010	3/18/15	8
UBS	Swiss Franc	151	United States Dollar	156	3/18/15	4
Morgan Stanley	United States Dollar	710	Australian Dollar	882	3/18/15	6
Morgan Stanley	United States Dollar	655	Australian Dollar	803	3/18/15	(3)
Citibank London	United States Dollar	480	British Pound	306	3/18/15	(3)
Morgan Stanley	United States Dollar	740	British Pound	477	3/18/15	4
Morgan Stanley	United States Dollar	400	British Pound	257	3/18/15	1
Goldman Sachs	United States Dollar	510	Canadian Dollar	595	3/18/15	1
Morgan Stanley	United States Dollar	500	Canadian Dollar	581	3/18/15	(1)
Morgan Stanley	United States Dollar	560	Euro	460	3/18/15	(3)
Morgan Stanley	United States Dollar	520	Euro	425	3/18/15	(5)
Morgan Stanley	United States Dollar	3,310	Euro	2,692	3/18/15	(50)
Morgan Stanley	United States Dollar	3,089	Euro	2,484	3/18/15	(82)
Citibank London	United States Dollar	1,200	Hong Kong Dollar	9,304	3/18/15	— *
Morgan Stanley	United States Dollar	690	Hong Kong Dollar	5,352	3/18/15	— *
Morgan Stanley	United States Dollar	520	Hong Kong Dollar	4,033	3/18/15	— *
Morgan Stanley	United States Dollar	2,894	Hong Kong Dollar	22,438	3/18/15	(1)
Goldman Sachs	United States Dollar	610	Japanese Yen	71,392	3/18/15	(14)
Morgan Stanley	United States Dollar	820	Japanese Yen	98,943	3/18/15	7
Morgan Stanley	United States Dollar	480	Japanese Yen	57,571	3/18/15	1
Morgan Stanley	United States Dollar	3,728	Japanese Yen	440,325	3/18/15	(49)
Morgan Stanley	United States Dollar	600	Singapore Dollar	795	3/18/15	(1)
Morgan Stanley	United States Dollar	636	Singapore Dollar	836	3/18/15	(6)
Morgan Stanley	United States Dollar	215	Singapore Dollar	1,640	3/18/15	(5)
Morgan Stanley	Australian Dollar	2,341	United States Dollar	1,900	3/19/15	(1)

Total						$(88)

*	Amount rounds to less than one thousand.

At December 31, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P MidCap 400 (United States Dollar)	228	$33,028	Long	3/15	$362
Euro Stoxx 50 (Euro)	12	455	Long	3/15	(8)
Hang Seng Index (Hong Kong Dollar)	49	7,472	Long	1/15	61
SPI 200 Index (Australian Dollar)	76	8,350	Long	3/15	198
Topix Index (Japanese Yen)	8	940	Long	3/15	(8)
Yen Denominated Nikkei 225 (Japanese Yen)	100	7,226	Long	3/15	(85)

Total					$520

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activity	11.4%
Diversified REITs	14.0
Health Care REITs	6.7
Office REITs	10.6
Real Estate Development	6.0
Real Estate Operating Companies	8.2
Residential REITs	8.8
Retail REITs	21.9
Other Industries less than 5%	12.4

Total	100.0%

At December 31, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	48.2%
Japanese Yen	10.4
Honk Kong Dollar	9.6
Euro	6.9
British Pound	5.4
Australian Dollar	5.3
All other currencies less than 5%	14.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Canada	$46,224	$—	$—	$46,224
Mexico	11,418	50	1	11,469
Russia	998	—	—	998
Sweden	418	14,140	—	14,558
United Arab Emirates	1,956	10,386	—	12,342
United States	757,063	—	—	757,063
All Other Countries	—	744,030 (1)	—	744,030
Convertible Bonds	—	—	13	13
Investment Companies	35,172	4,257	—	39,429

Total Investments	$853,249	$772,863	$14	$1,626,126

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$621	$—	$—	$621
Forward Foreign Currency Exchange Contracts	—	137	—	137
Liabilities
Futures Contracts	(101)	—	—	(101)
Forward Foreign Currency Exchange Contracts	—	(225)	—	(225)

Total Other Financial Instruments	$520	$(88)	$—	$432

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, the Fund had transfers from Level 1 to Level 2 as described below:

Transfers from Level 1 to Level 2

Country	Value (000S)	Reason
Common Stocks
Brazil	$11,904	Valuations at last trade with foreign fair value adjustments
Chile	1,119	Valuations at last trade with foreign fair value adjustments
Mexico	50	Valuations at last trade with foreign fair value adjustments

Total	$13,073

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued	DECEMBER 31, 2014 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)		TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/14 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/14 (000S)
Common Stocks
Mexico	$1	$—	$—	$—	$—	$—	$		$—	$1	$—
Convertible Bonds
Malaysia	—	—	—	—	—	—		13	—	13	$(1)

Total	$1	$—	$—	$—	$—	$—		$13	$—	$14	$(1)

The Fund valued the securities included in the balance as of 12/31/14 above using prices provided by the Asset Management PVC and an evaluated price provided by a third party provider.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,394,524

Gross tax appreciation of investments	$295,491
Gross tax depreciation of investments	(63,889)

Net tax appreciation of investments	$231,602

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%
Australia - 3.5%
AGL Energy Ltd.	8,843	$96
Amcor Ltd.	15,109	166
AMP Ltd.	36,229	161
APA Group	14,588	89
Asciano Ltd.	11,367	56
Australia & New Zealand Banking Group Ltd.	34,224	890
Bendigo and Adelaide Bank Ltd.	5,988	62
Boral Ltd.	8,582	37
Brambles Ltd.	19,145	165
Caltex Australia Ltd.	1,718	48
Coca-Cola Amatil Ltd.	7,819	59
Commonwealth Bank of Australia	20,205	1,403
Dexus Property Group	10,810	61
Fortescue Metals Group Ltd.	18,090	40
Goodman Group	23,173	107
GPT Group (The)	19,686	70
Insurance Australia Group Ltd.	28,588	145
Lend Lease Group	7,150	95
Metcash Ltd.	10,365	16
Mirvac Group	42,908	62
National Australia Bank Ltd.	29,374	800
Newcrest Mining Ltd.*	8,920	79
Novion Property Group	25,012	43
Orica Ltd.	4,196	64
QBE Insurance Group Ltd.	17,417	158
Ramsay Health Care Ltd.	1,716	80
Stockland	31,134	104
Sydney Airport	14,843	57
Toll Holdings Ltd.	7,715	37
Transurban Group	22,103	155
Wesfarmers Ltd.	13,974	473
Westpac Banking Corp.	38,633	1,039
Woodside Petroleum Ltd.	9,374	291
WorleyParsons Ltd.	2,479	20

		7,228

Austria - 0.0%
OMV A.G.	2,021	54

Belgium - 0.2%
Belgacom S.A.	1,967	71
Colruyt S.A.	837	39
Delhaize Group S.A.	1,333	97
KBC Groep N.V.*	3,107	172
Umicore S.A.	1,245	50

		429

Canada - 4.7%
Agnico Eagle Mines Ltd.	2,349	58
Agrium, Inc.	1,793	170
AltaGas Ltd.	1,527	57
ARC Resources Ltd.	3,685	80
Atco Ltd., Class I	841	34
Bank of Montreal	8,107	573
Bank of Nova Scotia	15,110	862
Canadian Imperial Bank of Commerce	4,938	424
Canadian National Railway Co.	10,175	701
Canadian Tire Corp. Ltd., Class A	895	95
Canadian Utilities Ltd., Class A	1,392	49
Cenovus Energy, Inc.	9,422	194
CGI Group, Inc., Class A*	2,812	107
Crescent Point Energy Corp.	5,255	122
Empire Co. Ltd., Class A	773	58
Enbridge, Inc.	10,594	545
Encana Corp.	9,213	128
Enerplus Corp.	2,206	21
Franco-Nevada Corp.	2,048	101
Gildan Activewear, Inc.	1,356	77
Keyera Corp.	1,076	75
Kinross Gold Corp.*	12,443	35
Loblaw Cos. Ltd.	2,843	152
Magna International, Inc.	2,672	290
MEG Energy Corp.*	1,882	32
Metro, Inc.	1,021	82
Open Text Corp.	1,606	93
Penn West Petroleum Ltd.	5,742	12
Potash Corp. of Saskatchewan, Inc.	10,486	371
Restaurant Brands International, Inc.*	2,402	94
Rogers Communications, Inc., Class B	4,445	173
Royal Bank of Canada	17,968	1,241
Shaw Communications, Inc., Class B	4,995	135
Silver Wheaton Corp.	4,133	84
Suncor Energy, Inc.	18,225	579
Teck Resources Ltd., Class B	7,296	100
TELUS Corp.	2,723	98
Toronto-Dominion Bank (The)	22,936	1,096
TransAlta Corp.	3,214	29

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Canada - 4.7% continued
Valeant Pharmaceuticals International, Inc.*	3,964	$568

		9,795

Denmark - 0.8%
Coloplast A/S, Class B	1,382	116
Novo Nordisk A/S, Class B	24,909	1,054
Novozymes A/S, Class B	3,065	129
Pandora A/S	1,481	120
TDC A/S	10,803	82
Tryg A/S	267	30
Vestas Wind Systems A/S*	2,935	106

		1,637

Finland - 0.1%
Neste Oil OYJ	1,553	38
Orion OYJ, Class B	1,193	37
Stora Enso OYJ (Registered)	6,446	57
UPM-Kymmene OYJ	6,843	112

		244

France - 2.8%
Accor S.A.	2,058	92
Aeroports de Paris	354	43
Air Liquide S.A.	4,301	531
AtoS	957	76
AXA S.A.	22,593	522
Bouygues S.A.	2,222	80
Bureau Veritas S.A.	3,001	66
Cap Gemini S.A.	1,812	129
Carrefour S.A.	7,709	234
Casino Guichard Perrachon S.A.	692	64
Christian Dior S.A.	698	119
Cie de Saint-Gobain	5,655	238
CNP Assurances	1,914	34
Danone S.A.	7,265	478
Eurazeo S.A.	474	33
Gecina S.A.	330	41
ICADE	431	34
Imerys S.A.	353	26
JCDecaux S.A.	772	26
Kering	921	177
Lafarge S.A.	2,273	159
Lagardere S.C.A.	1,219	32
Legrand S.A.	3,381	177
L’Oreal S.A.	3,127	525
Natixis S.A.	11,389	75
Renault S.A.	2,417	177
Rexel S.A.	3,314	59
Schneider Electric S.E.	6,533	475
SES S.A.	3,811	137
Societe BIC S.A.	324	43
Suez Environnement Co.	3,860	67
Technip S.A.	1,323	79
Unibail-Rodamco S.E.	1,243	318
Vallourec S.A.	1,534	42
Vinci S.A.	6,086	333
Wendel S.A.	448	50

		5,791

Germany - 2.8%
adidas A.G.	2,591	181
Allianz S.E. (Registered)	5,679	944
BASF S.E.	11,379	962
Bayerische Motoren Werke A.G.	4,119	447
Beiersdorf A.G.	1,312	107
Deutsche Boerse A.G.	2,351	168
Deutsche Lufthansa A.G. (Registered)	2,542	43
Deutsche Post A.G. (Registered)	12,040	394
Fraport A.G. Frankfurt Airport Services Worldwide	422	24
GEA Group A.G.	2,397	106
HeidelbergCement A.G.	1,773	126
Henkel A.G. & Co. KGaA	1,518	148
K+S A.G. (Registered)	2,005	56
Linde A.G.	2,311	431
MAN S.E.	487	54
Merck KGaA	1,630	155
Metro A.G.*	1,875	57
Muenchener Rueckversicherungs - Gesellschaft A.G. in Muenchen (Registered)	2,151	431
ProSiebenSat.1 Media A.G. (Registered)	2,798	118
SAP S.E.	11,454	810
Telefonica Deutschland Holding A.G.	8,288	44

		5,806

Hong Kong - 0.7%
CLP Holdings Ltd.	23,306	202
Hang Seng Bank Ltd.	9,578	159
Hong Kong & China Gas Co. Ltd.	78,101	178
Hong Kong Exchanges and Clearing Ltd.	13,768	303

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Hong Kong - 0.7% continued
Li & Fung Ltd.	76,000	$71
Michael Kors Holdings Ltd.*	2,636	198
MTR Corp. Ltd.	17,180	70
Swire Pacific Ltd., Class A	7,500	97
Swire Properties Ltd.	16,278	48
Yue Yuen Industrial Holdings Ltd.	8,500	31

		1,357

Ireland - 0.2%
CRH PLC	9,277	223
Endo International PLC*	1,893	136
Kerry Group PLC, Class A	2,010	139

		498

Israel - 0.0%
Delek Group Ltd.	44	11

Italy - 0.6%
Assicurazioni Generali S.p.A.	14,242	291
Atlantia S.p.A.	5,344	124
Enel Green Power S.p.A.	24,426	51
EXOR S.p.A.	1,087	44
Intesa Sanpaolo S.p.A.	144,783	419
Pirelli & C. S.p.A.	2,656	36
Snam S.p.A.	25,626	126
Tenaris S.A.	6,065	92
Terna Rete Elettrica Nazionale S.p.A.	19,411	88

		1,271

Japan - 8.5%
Aeon Co. Ltd.	8,500	86
AEON Financial Service Co. Ltd.	1,190	23
Aeon Mall Co. Ltd.	1,180	21
Air Water, Inc.	2,000	32
Aisin Seiki Co. Ltd.	2,500	90
Ajinomoto Co., Inc.	7,000	130
Alfresa Holdings Corp.	2,400	29
Amada Co. Ltd.	4,000	34
ANA Holdings, Inc.	14,000	34
Asahi Glass Co. Ltd.	14,000	68
Asahi Kasei Corp.	16,000	147
Asics Corp.	1,800	43
Astellas Pharma, Inc.	26,700	372
Benesse Holdings, Inc.	900	27
Canon, Inc.	14,100	448
Casio Computer Co. Ltd.	2,300	35
Central Japan Railway Co.	1,800	270
Chiyoda Corp.	2,000	16
Chugai Pharmaceutical Co. Ltd.	2,710	67
Citizen Holdings Co. Ltd.	2,600	20
Dai Nippon Printing Co. Ltd.	7,000	63
Daicel Corp.	3,000	35
Daikin Industries Ltd.	3,000	193
Daiwa House Industry Co. Ltd.	7,500	142
Denso Corp.	6,100	284
Dentsu, Inc.	2,800	118
East Japan Railway Co.	4,100	307
Eisai Co. Ltd.	3,205	124
FamilyMart Co. Ltd.	600	22
Fast Retailing Co. Ltd.	600	219
Fuji Heavy Industries Ltd.	7,308	257
Fujitsu Ltd.	24,000	128
Hino Motors Ltd.	3,100	41
Hitachi Chemical Co. Ltd.	1,017	18
Hitachi Construction Machinery Co. Ltd.	1,300	28
Hitachi High-Technologies Corp.	943	27
Hitachi Metals Ltd.	3,000	51
Honda Motor Co. Ltd.	20,300	590
Ibiden Co. Ltd.	1,200	18
Inpex Corp.	11,100	123
Isetan Mitsukoshi Holdings Ltd.	4,700	58
Itochu Techno-Solutions Corp.	300	11
Japan Airlines Co. Ltd.	1,400	41
JFE Holdings, Inc.	6,200	138
JSR Corp.	2,100	36
JTEKT Corp.	2,200	37
Kajima Corp.	10,000	41
Kaneka Corp.	3,000	16
Kansai Paint Co. Ltd.	3,000	46
Kao Corp.	6,500	256
Kawasaki Heavy Industries Ltd.	17,000	78
KDDI Corp.	7,200	451
Keio Corp.	7,000	50
Keyence Corp.	600	266
Kikkoman Corp.	2,000	49
Kobe Steel Ltd.	41,551	72
Komatsu Ltd.	11,600	257
Konica Minolta, Inc.	5,900	64
Kubota Corp.	14,000	203
Kuraray Co. Ltd.	3,800	43
Kurita Water Industries Ltd.	1,100	23

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Japan - 8.5% continued
Kyocera Corp.	4,000	$183
Kyowa Hakko Kirin Co. Ltd.	3,000	28
Lawson, Inc.	900	54
Makita Corp.	1,400	63
Marui Group Co. Ltd.	3,300	30
Mazda Motor Corp.	6,900	166
McDonald’s Holdings Co. Japan Ltd.	700	15
Miraca Holdings, Inc.	600	26
Mitsubishi Corp.	17,400	319
Mitsubishi Electric Corp.	24,000	286
Mitsubishi Materials Corp.	12,000	40
Mitsubishi Motors Corp.	8,591	79
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,830	28
Mitsui Chemicals, Inc.	8,000	23
Mitsui Fudosan Co. Ltd.	11,000	296
Mitsui OSK Lines Ltd.	13,000	39
Mizuho Financial Group, Inc.	287,073	482
Murata Manufacturing Co. Ltd.	2,515	275
Nabtesco Corp.	1,200	29
NEC Corp.	33,000	96
NGK Insulators Ltd.	3,000	62
NGK Spark Plug Co. Ltd.	2,400	72
Nikon Corp.	4,000	53
Nippon Paint Holdings Co. Ltd.	2,000	58
Nippon Steel & Sumitomo Metal Corp.	93,520	232
Nippon Telegraph & Telephone Corp.	4,700	242
Nippon Yusen K.K.	18,000	51
Nissan Motor Co. Ltd.	31,100	271
Nissin Foods Holdings Co. Ltd.	700	34
Nitto Denko Corp.	2,000	112
Nomura Research Institute Ltd.	1,366	42
NSK Ltd.	6,000	71
NTT Data Corp.	1,700	64
NTT DOCOMO, Inc.	19,500	285
Obayashi Corp.	9,000	58
Omron Corp.	2,400	108
Oriental Land Co. Ltd.	600	138
Osaka Gas Co. Ltd.	25,000	93
Panasonic Corp.	27,500	323
Resona Holdings, Inc.	27,500	139
Ricoh Co. Ltd.	9,100	92
Rinnai Corp.	400	27
Santen Pharmaceutical Co. Ltd.	900	48
Secom Co. Ltd.	2,600	149
Sekisui Chemical Co. Ltd.	5,000	60
Sekisui House Ltd.	7,200	94
Seven & i Holdings Co. Ltd.	9,500	343
Sharp Corp.*	17,000	38
Shimadzu Corp.	3,000	31
Shimizu Corp.	7,000	48
Shin-Etsu Chemical Co. Ltd.	5,100	332
Showa Shell Sekiyu K.K.	1,900	19
SoftBank Corp.	11,900	708
Sompo Japan Nipponkoa Holdings, Inc.	4,300	108
Sony Corp.*	12,900	263
Stanley Electric Co. Ltd.	1,633	35
Sumitomo Chemical Co. Ltd.	20,000	79
Sumitomo Dainippon Pharma Co. Ltd.	1,935	19
Sumitomo Electric Industries Ltd.	9,700	121
Sumitomo Heavy Industries Ltd.	6,000	32
Sumitomo Metal Mining Co. Ltd.	7,000	104
Sumitomo Mitsui Financial Group, Inc.	15,700	567
Sumitomo Rubber Industries Ltd.	1,900	28
Suntory Beverage & Food Ltd.	1,600	55
Suzuken Co. Ltd.	853	24
Sysmex Corp.	1,742	77
T&D Holdings, Inc.	7,400	89
Taiyo Nippon Sanso Corp.	2,000	22
Takashimaya Co. Ltd.	3,000	24
Takeda Pharmaceutical Co. Ltd.	9,800	407
TDK Corp.	1,500	88
Teijin Ltd.	10,000	27
Toho Co. Ltd.	1,500	34
Toho Gas Co. Ltd.	5,000	25
Tokyo Electron Ltd.	2,200	167
Tokyo Gas Co. Ltd.	30,000	162
Tokyu Corp.	15,000	93
Toppan Printing Co. Ltd.	8,000	52
Toray Industries, Inc.	19,000	152
TOTO Ltd.	4,000	47
Toyo Seikan Group Holdings Ltd.	1,600	20
Toyo Suisan Kaisha Ltd.	1,000	32
Toyoda Gosei Co. Ltd.	700	14
Toyota Industries Corp.	1,900	97
Toyota Tsusho Corp.	2,500	58
USS Co. Ltd.	2,500	38
Yakult Honsha Co. Ltd.	1,200	63
Yamada Denki Co. Ltd.	10,460	35

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Japan - 8.5% continued
Yamaha Corp.	2,200	$33
Yamaha Motor Co. Ltd.	3,100	62
Yaskawa Electric Corp.	3,000	38
Yokogawa Electric Corp.	2,600	29

		17,490

Netherlands - 1.3%
Aegon N.V.	21,933	165
Akzo Nobel N.V.	3,037	211
ASML Holding N.V.	4,447	476
Core Laboratories N.V.	589	71
Corio N.V.	784	38
Delta Lloyd N.V.	2,567	56
Gemalto N.V.	1,009	83
ING Groep N.V. - CVA*	47,731	618
Koninklijke Ahold N.V.	11,314	201
Koninklijke DSM N.V.	2,208	134
Koninklijke KPN N.V.	40,184	127
Koninklijke Philips N.V.	12,018	349
Koninklijke Vopak N.V.	776	40
Wolters Kluwer N.V.	3,946	121

		2,690

New Zealand - 0.1%
Auckland International Airport Ltd.	11,412	38
Fletcher Building Ltd.	9,430	61
Ryman Healthcare Ltd.	3,934	26

		125

Norway - 0.4%
DNB ASA	12,061	178
Norsk Hydro ASA	17,578	99
Orkla ASA	10,344	71
Statoil ASA	13,894	243
Telenor ASA	9,376	189

		780

Portugal - 0.1%
Banco Espirito Santo S.A. (Registered)*	29,034	—
EDP - Energias de Portugal S.A.	29,530	114
Galp Energia SGPS S.A.	4,650	47
Jeronimo Martins SGPS S.A.	2,778	28

		189

Singapore - 0.2%
Ascendas Real Estate Investment Trust	24,000	43
CapitaLand Ltd.	30,000	74
CapitaMall Trust	27,000	42
City Developments Ltd.	5,000	39
Jardine Cycle & Carriage Ltd.	1,000	32
Keppel Corp. Ltd.	19,000	127
Keppel Land Ltd.	7,000	18
Singapore Airlines Ltd.	6,000	52
Singapore Press Holdings Ltd.	19,000	60

		487

South Africa - 0.0%
Investec PLC	6,523	55

Spain - 1.2%
Abertis Infraestructuras S.A.	5,239	104
Amadeus IT Holding S.A., Class A	5,292	210
Banco Bilbao Vizcaya Argentaria S.A.	73,343	690
CaixaBank S.A.	28,458	148
Distribuidora Internacional de Alimentacion S.A.	8,651	58
Enagas S.A.	2,626	83
Ferrovial S.A.	4,846	95
Iberdrola S.A.	64,165	432
Inditex S.A.	13,571	389
Red Electrica Corp. S.A.	1,297	114
Repsol S.A.	12,319	229

		2,552

Sweden - 1.7%
Alfa Laval AB	3,856	73
Assa Abloy AB, Class B	4,273	226
Atlas Copco AB, Class A	8,226	229
Atlas Copco AB, Class B	5,020	129
Autoliv, Inc.	1,113	118
Boliden AB	3,460	55
Electrolux AB, Series B	2,781	82
Hennes & Mauritz AB, Class B	11,811	490
ICA Gruppen AB	967	38
Industrivarden AB, Class C	2,202	38
Investment AB Kinnevik, Class B	2,814	91
Millicom International Cellular S.A. SDR	760	56
Nordea Bank AB	37,786	436
Sandvik AB	13,443	131
Skandinaviska Enskilda Banken AB, Class A	18,497	234
Skanska AB, Class B	4,943	106
SKF AB, Class B	4,627	97
Svenska Cellulosa AB S.C.A., Class B	7,316	158

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Sweden - 1.7% continued
Swedbank AB, Class A	11,269	$280
Tele2 AB, Class B	4,356	53
TeliaSonera AB	30,597	197
Volvo AB, Class B	18,579	201

		3,518

Switzerland - 4.0%
ACE Ltd.	4,176	480
Actelion Ltd. (Registered)*	1,264	145
Aryzta A.G.*	1,060	81
Chocoladefabriken Lindt & Sprungli A.G. (Registered)	157
Chocoladefabriken Lindt & Sprungli A.G. (Participation Certificate)	11	54
Coca-Cola HBC A.G. - CDI*	2,760	53
Geberit A.G. (Registered)	482	164
Givaudan S.A. (Registered)*	114	204
Holcim Ltd. (Registered)*	2,843	202
Kuehne + Nagel International A.G. (Registered)	708	96
Lonza Group A.G. (Registered)*	681	77
Novartis A.G. (Registered)	28,629	2,633
Roche Holding A.G. (Genusschein)	8,745	2,370
SGS S.A. (Registered)	69	141
STMicroelectronics N.V.	7,391	55
Sulzer A.G. (Registered)	286	30
Swiss Re A.G.*	4,417	370
Swisscom A.G. (Registered)	290	152
Weatherford International PLC*	10,097	116
Wolseley PLC	3,223	184
Zurich Insurance Group A.G.*	1,859	582

		8,246

United Kingdom - 8.6%
3i Group PLC	11,963	83
Aberdeen Asset Management PLC	10,724	72
Aggreko PLC	3,130	73
Amec Foster Wheeler PLC	4,645	61
Associated British Foods PLC	4,425	215
Aviva PLC	35,917	269
BG Group PLC	42,171	561
British Land (The) Co. PLC	12,226	147
BT Group PLC	101,251	629
Bunzl PLC	4,274	116
Capita PLC	8,271	139
Centrica PLC	62,723	270
CNH Industrial N.V.	12,316	99
Croda International PLC	1,797	74
Delphi Automotive PLC	3,733	271
easyJet PLC	1,749	45
Ensco PLC, Class A	3,011	90
GKN PLC	21,161	112
GlaxoSmithKline PLC	60,248	1,289
Hammerson PLC	9,930	93
HSBC Holdings PLC	237,784	2,247
InterContinental Hotels Group PLC	2,944	118
Intertek Group PLC	2,078	75
Intu Properties PLC	12,659	65
ITV PLC	46,905	156
J Sainsbury PLC	14,421	55
Johnson Matthey PLC	2,618	137
Kingfisher PLC	29,906	158
Land Securities Group PLC	9,818	176
Legal & General Group PLC	74,991	288
Liberty Global PLC, Class A*	3,086	155
Liberty Global PLC, Series C*	7,910	382
London Stock Exchange Group PLC	2,851	98
Marks & Spencer Group PLC	21,114	156
Meggitt PLC	9,978	80
National Grid PLC	46,906	669
Next PLC	1,871	197
Noble Corp. PLC	2,900	48
Old Mutual PLC	59,578	175
Pearson PLC	10,312	190
Pentair PLC	2,469	164
Petrofac Ltd.	3,494	38
Prudential PLC	31,800	732
Reckitt Benckiser Group PLC	8,074	651
Reed Elsevier N.V.	8,754	209
Reed Elsevier PLC	8,090	138
Reed Elsevier PLC	6,480	107
Rexam PLC	9,624	68
RSA Insurance Group PLC*	13,473	91
Schroders PLC	1,460	60
Segro PLC	10,210	59
Smiths Group PLC	5,217	88
Sports Direct International PLC*	2,928	32
SSE PLC	12,372	311
Standard Chartered PLC	30,811	462
Standard Life PLC	28,712	177

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
United Kingdom - 8.6% continued
Subsea 7 S.A.	3,406	$35
Tate & Lyle PLC	6,370	60
Tesco PLC	102,459	298
Travis Perkins PLC	3,010	87
Tullow Oil PLC	11,927	75
Unilever N.V. - CVA	20,237	795
Unilever PLC	15,942	648
United Utilities Group PLC	8,112	115
Vodafone Group PLC	328,915	1,127
Whitbread PLC	2,296	169
William Hill PLC	11,606	65
Willis Group Holdings PLC	1,967	88
WM Morrison Supermarkets PLC	24,825	71
WPP PLC	16,124	334

		17,687

United States - 55.1%
3M Co.	7,629	1,254
Abbott Laboratories	18,624	838
Accenture PLC, Class A	7,847	701
Adobe Systems, Inc.*	5,872	427
Aetna, Inc.	4,341	386
Aflac, Inc.	5,726	350
AGCO Corp.	1,236	56
Agilent Technologies, Inc.	4,016	164
Air Products & Chemicals, Inc.	2,650	382
Albemarle Corp.	900	54
Alexion Pharmaceuticals, Inc.*	2,459	455
Alliant Energy Corp.	1,452	96
American Express Co.	11,668	1,086
American Tower Corp.	4,928	487
American Water Works Co., Inc.	2,305	123
Ameriprise Financial, Inc.	2,326	308
AmerisourceBergen Corp.	2,794	252
AMETEK, Inc.	3,002	158
Amgen, Inc.	9,425	1,501
Analog Devices, Inc.	3,934	218
Annaly Capital Management, Inc.	11,865	128
ANSYS, Inc.*	1,205	99
Antero Resources Corp.*	615	25
Apache Corp.	4,656	292
Applied Materials, Inc.	15,353	383
Autodesk, Inc.*	2,815	169
AutoZone, Inc.*	405	251
AvalonBay Communities, Inc.	1,669	273
Avery Dennison Corp.	1,138	59
Avon Products, Inc.	5,067	48
Axis Capital Holdings Ltd.	1,347	69
Baker Hughes, Inc.	5,413	304
Ball Corp.	1,597	109
Bank of New York Mellon (The) Corp.	14,198	576
BB&T Corp.	9,062	352
Becton Dickinson and Co.	2,422	337
Bed Bath & Beyond, Inc.*	2,550	194
Berkshire Hathaway, Inc., Class B*	14,276	2,144
Best Buy Co., Inc.	3,773	147
Biogen Idec, Inc.*	2,931	995
BioMarin Pharmaceutical, Inc.*	1,856	168
BlackRock, Inc.	1,652	591
BorgWarner, Inc.	2,844	156
Boston Properties, Inc.	1,880	242
Bristol-Myers Squibb Co.	20,557	1,213
Bunge Ltd.	1,835	167
C.H. Robinson Worldwide, Inc.	1,770	133
CA, Inc.	4,128	126
Cablevision Systems Corp., Class A (New York Group)	2,646	55
Calpine Corp.*	3,972	88
Cameron International Corp.*	2,600	130
Campbell Soup Co.	2,637	116
Capital One Financial Corp.	6,914	571
Cardinal Health, Inc.	4,145	335
CarMax, Inc.*	2,809	187
Caterpillar, Inc.	7,367	674
CBRE Group, Inc., Class A*	3,526	121
Celanese Corp., Series A	2,033	122
CenterPoint Energy, Inc.	5,213	122
CenturyLink, Inc.	6,959	275
Cerner Corp.*	3,904	252
Charles Schwab (The) Corp.	14,641	442
Charter Communications, Inc., Class A*	962	160
Cheniere Energy, Inc.*	2,831	199
Chipotle Mexican Grill, Inc.*	385	264
Chubb (The) Corp.	2,983	309
Cigna Corp.	3,278	337
Cimarex Energy Co.	1,106	117
Cisco Systems, Inc.	63,569	1,768
CIT Group, Inc.	2,200	105
Clorox (The) Co.	1,610	168
CME Group, Inc.	3,972	352

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
United States - 55.1% continued
CMS Energy Corp.	3,249	$113
Coca-Cola Enterprises, Inc.	2,800	124
Cognizant Technology Solutions Corp., Class A*	7,555	398
Colgate-Palmolive Co.	11,312	783
Comerica, Inc.	2,352	110
ConAgra Foods, Inc.	5,436	197
Concho Resources, Inc.*	1,412	141
Consolidated Edison, Inc.	3,552	234
Continental Resources, Inc.*	1,114	43
Corning, Inc.	16,262	373
Crown Castle International Corp.	4,154	327
CSX Corp.	12,427	450
Cummins, Inc.	2,217	320
Danaher Corp.	7,843	672
Darden Restaurants, Inc.	1,751	103
DaVita HealthCare Partners, Inc.*	2,159	164
Deere & Co.	4,207	372
Denbury Resources, Inc.	4,100	33
DENTSPLY International, Inc.	1,666	89
Devon Energy Corp.	4,836	296
Digital Realty Trust, Inc.	1,728	115
DIRECTV*	5,935	515
Discover Financial Services	5,761	377
Discovery Communications, Inc., Class A*	1,692	58
Discovery Communications, Inc., Class C*	3,390	114
Dover Corp.	2,112	151
Dr. Pepper Snapple Group, Inc.	2,462	176
Duke Energy Corp.	8,797	735
Duke Realty Corp.	4,253	86
Dun & Bradstreet (The) Corp.	423	51
Eastman Chemical Co.	1,920	146
Eaton Corp. PLC	5,921	402
Ecolab, Inc.	3,355	351
Edwards Lifesciences Corp.*	1,317	168
EMC Corp.	25,108	747
Energen Corp.	985	63
Energizer Holdings, Inc.	798	103
EOG Resources, Inc.	6,763	623
EQT Corp.	1,848	140
Equifax, Inc.	1,570	127
Equinix, Inc.	673	153
Equity Residential	4,318	310
Estee Lauder (The) Cos., Inc., Class A	2,919	222
Expeditors International of Washington, Inc.	2,388	107
Fastenal Co.	3,615	172
Federal Realty Investment Trust	850	113
FleetCor Technologies, Inc.*	948	141
Flextronics International Ltd.*	7,118	80
Fluor Corp.	2,031	123
FMC Technologies, Inc.*	2,924	137
Ford Motor Co.	45,361	703
Franklin Resources, Inc.	4,953	274
GameStop Corp., Class A	1,377	47
Gap (The), Inc.	3,087	130
General Mills, Inc.	7,620	406
Genuine Parts Co.	1,870	199
Genworth Financial, Inc., Class A*	6,751	57
Gilead Sciences, Inc.*	18,770	1,769
Google, Inc., Class A*	3,517	1,866
Google, Inc., Class C*	3,568	1,878
Harley-Davidson, Inc.	2,701	178
Hartford Financial Services Group (The), Inc.	5,586	233
Hasbro, Inc.	1,400	77
HCP, Inc.	5,710	251
Health Care REIT, Inc.	4,029	305
Henry Schein, Inc.*	1,087	148
Herbalife Ltd.	1,001	38
Hertz Global Holdings, Inc.*	5,764	144
Hess Corp.	3,349	247
Hewlett-Packard Co.	23,187	930
Hologic, Inc.*	2,841	76
Hormel Foods Corp.	1,925	100
Host Hotels & Resorts, Inc.	9,144	217
Humana, Inc.	1,940	279
IHS, Inc., Class A*	889	101
Illinois Tool Works, Inc.	4,627	438
Ingersoll-Rand PLC	3,375	214
Integrys Energy Group, Inc.	938	73
Intel Corp.	61,485	2,231
Intercontinental Exchange, Inc.	1,433	314
International Business Machines Corp.	11,765	1,888
International Flavors & Fragrances, Inc.	1,050	106
International Paper Co.	5,050	271
Intuit, Inc.	3,280	302
Invesco Ltd.	5,373	212
Iron Mountain, Inc.	2,036	79

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
United States - 55.1% continued
Jacobs Engineering Group, Inc.*	1,792	$80
JM Smucker (The) Co.	1,321	133
Johnson & Johnson	35,050	3,665
Johnson Controls, Inc.	8,278	400
Joy Global, Inc.	1,319	61
Kellogg Co.	3,345	219
Keurig Green Mountain, Inc.	1,513	200
KeyCorp	11,143	155
Kimberly-Clark Corp.	4,648	537
Kinder Morgan, Inc.	1	—
Kohl’s Corp.	2,633	161
Kraft Foods Group, Inc.	7,389	463
Kroger (The) Co.	5,687	365
Laboratory Corp. of America Holdings*	997	108
Lam Research Corp.	2,057	163
Legg Mason, Inc.	1,159	62
Level 3 Communications, Inc.*	3,669	181
Liberty Interactive Corp., Class A*	5,753	169
Liberty Property Trust	1,700	64
LKQ Corp.*	3,917	110
Lowe’s Cos., Inc.	12,205	840
LyondellBasell Industries N.V., Class A	5,447	432
M&T Bank Corp.	1,446	182
Macerich (The) Co.	1,807	151
Macy’s, Inc.	4,363	287
ManpowerGroup, Inc.	1,083	74
Marathon Oil Corp.	8,421	238
Marathon Petroleum Corp.	3,520	318
Marriott International, Inc., Class A	2,931	229
Marsh & McLennan Cos., Inc.	6,660	381
Masco Corp.	4,600	116
Mattel, Inc.	4,245	131
McCormick & Co., Inc. (Non Voting)	1,388	103
McDonald’s Corp.	12,199	1,143
MDU Resources Group, Inc.	2,489	58
Mead Johnson Nutrition Co.	2,464	248
MeadWestvaco Corp.	2,213	98
Medtronic, Inc.	12,215	882
Merck & Co., Inc.	35,821	2,034
Mettler-Toledo International, Inc.*	346	105
MGM Resorts International*	5,085	109
Microchip Technology, Inc.	2,580	116
Mohawk Industries, Inc.*	803	125
Mondelez International, Inc., Class A	20,846	757
Mosaic (The) Co.	4,068	186
Motorola Solutions, Inc.	2,827	190
NASDAQ OMX Group (The), Inc.	1,580	76
National Oilwell Varco, Inc.	5,353	351
Netflix, Inc.*	713	244
NetSuite, Inc.*	400	44
New York Community Bancorp, Inc.	5,136	82
Newell Rubbermaid, Inc.	3,432	131
NextEra Energy, Inc.	5,428	577
NIKE, Inc., Class B	8,559	823
NiSource, Inc.	3,965	168
Noble Energy, Inc.	4,528	215
Nordstrom, Inc.	1,695	135
Norfolk Southern Corp.	3,850	422
Northeast Utilities	3,972	213
Northern Trust Corp.(1) (2)	2,780	187
Nucor Corp.	4,048	199
NVIDIA Corp.	6,416	129
Occidental Petroleum Corp.	9,641	777
Oceaneering International, Inc.	1,378	81
ONEOK, Inc.	2,607	130
Oracle Corp.	44,264	1,991
Owens-Illinois, Inc.*	1,879	51
PACCAR, Inc.	4,381	298
Pall Corp.	1,414	143
Parker-Hannifin Corp.	1,799	232
PartnerRe Ltd.	564	64
Patterson Cos., Inc.	1,145	55
People’s United Financial, Inc.	4,172	63
Pepco Holdings, Inc.	3,052	82
PepsiCo, Inc.	18,710	1,769
PetSmart, Inc.	1,096	89
Phillips 66	6,856	492
Pinnacle West Capital Corp.	1,446	99
Pioneer Natural Resources Co.	1,788	266
Plum Creek Timber Co., Inc.	2,052	88
PNC Financial Services Group (The), Inc.	6,724	613
Polaris Industries, Inc.	804	122
Praxair, Inc.	3,633	471
Precision Castparts Corp.	1,783	429
Principal Financial Group, Inc.	3,552	184
Procter & Gamble (The) Co.	33,637	3,064
Progressive (The) Corp.	7,050	190
Prologis, Inc.	6,222	268

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
United States - 55.1% continued
Prudential Financial, Inc.	5,697	$515
Public Service Enterprise Group, Inc.	6,365	264
PVH Corp.	975	125
QEP Resources, Inc.	2,100	42
QUALCOMM, Inc.	20,800	1,546
Quanta Services, Inc.*	2,575	73
Rackspace Hosting, Inc.*	1,592	75
Range Resources Corp.	2,100	112
Raymond James Financial, Inc.	1,604	92
RenaissanceRe Holdings Ltd.	545	53
ResMed, Inc.	1,781	100
Robert Half International, Inc.	1,600	93
Rock-Tenn Co., Class A	1,873	114
Rockwell Automation, Inc.	1,683	187
Rockwell Collins, Inc.	1,578	133
Roper Industries, Inc.	1,245	195
Ross Stores, Inc.	2,652	250
Royal Caribbean Cruises Ltd.	2,129	175
Safeway, Inc.	2,675	94
salesforce.com, Inc.*	7,309	434
Scripps Networks Interactive, Inc., Class A	933	70
Seagate Technology PLC	4,069	271
Sealed Air Corp.	2,467	105
SEI Investments Co.	1,867	75
Sempra Energy	2,849	317
Sherwin-Williams (The) Co.	1,043	274
Sigma-Aldrich Corp.	1,478	203
Simon Property Group, Inc.	3,870	705
Southwest Airlines Co.	2,203	93
Southwestern Energy Co.*	4,408	120
Spectra Energy Corp.	8,376	304
Sprint Corp.*	8,633	36
Staples, Inc.	8,297	150
Starbucks Corp.	9,335	766
Starwood Hotels & Resorts Worldwide, Inc.	2,391	194
State Street Corp.	5,300	416
Superior Energy Services, Inc.	1,778	36
Symantec Corp.	8,318	213
Sysco Corp.	7,336	291
T Rowe Price Group, Inc.	3,243	278
TD Ameritrade Holding Corp.	3,313	119
Teradata Corp.*	1,900	83
Tesla Motors, Inc.*	1,054	234
Tesoro Corp.	1,548	115
Texas Instruments, Inc.	13,293	711
Thermo Fisher Scientific, Inc.	4,967	622
Tiffany & Co.	1,626	174
Time Warner Cable, Inc.	3,477	529
Time Warner, Inc.	10,609	906
TJX (The) Cos., Inc.	8,704	597
Tractor Supply Co.	1,781	140
Travelers (The) Cos., Inc.	4,204	445
Trimble Navigation Ltd.*	3,137	83
TripAdvisor, Inc.*	1,436	107
Tyco International PLC	5,380	236
UDR, Inc.	3,025	93
Ulta Salon Cosmetics & Fragrance, Inc.*	798	102
Under Armour, Inc., Class A*	2,115	144
Union Pacific Corp.	11,124	1,325
United Parcel Service, Inc., Class B	8,757	974
United Rentals, Inc.*	1,253	128
US Bancorp	22,316	1,003
Varian Medical Systems, Inc.*	1,340	116
Ventas, Inc.	3,663	263
Verizon Communications, Inc.	51,483	2,408
Vertex Pharmaceuticals, Inc.*	2,959	352
VF Corp.	4,305	322
Vornado Realty Trust	2,075	244
Waste Management, Inc.	5,387	276
Waters Corp.*	994	112
Weyerhaeuser Co.	6,575	236
Whirlpool Corp.	976	189
Whiting Petroleum Corp.*	2,091	69
Whole Foods Market, Inc.	4,571	230
Williams (The) Cos., Inc.	8,831	397
Wisconsin Energy Corp.	2,852	150
Workday, Inc., Class A*	1,230	100
WW Grainger, Inc.	767	196
Wyndham Worldwide Corp.	1,568	134
Xcel Energy, Inc.	6,148	221
Xerox Corp.	13,829	192
Xylem, Inc.	2,424	92
Yahoo!, Inc.*	11,745	593
Zoetis, Inc.	6,217	268

		113,799

Total Common Stocks(3) (Cost $153,506)		201,739

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke A.G.	595	$49
Henkel A.G. & Co. KGaA	2,264	245
Volkswagen A.G.	2,022	451

		745

Total Preferred Stocks(3) (Cost $632)		745

RIGHTS - 0.0%
Spain - 0.0%
Banco Bilbao Vizcaya Argentaria S.A.*	74,979	7
Repsol S.A.*	12,992	7

		14

Total Rights(3) (Cost $15)		14

INVESTMENT COMPANIES - 1.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(4) (5)	2,390,183	2,390

Total Investment Companies (Cost $2,390)		2,390

Total Investments - 99.1% (Cost $156,543)		204,888

Other Assets less Liabilities - 0.9%		1,769

NET ASSETS - 100.0%		$206,657

(1)	At March 31, 2014, the value of the Fund’s investment in Northern Trust Corp. was approximately $157,000. There were gross purchases of approximately $26,000 and no sales during the nine months ended December 31, 2014. The change in net unrealized appreciation during the nine months ended December 31, 2014, was approximately $4,000.
(2)	Investment in affiliate.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $3,015,000 with net sales of approximately $625,000 during the nine months ended December 31, 2014.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2014, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Morgan Stanley	Euro	163	United States Dollar	200	3/18/15	$2

At December 31, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500 (United States Dollar)	25	$2,566	Long	3/15	$33
Euro Stoxx 50 (Euro)	14	531	Long	3/15	5
FTSE 100 Index (British Pound)	4	407	Long	3/15	2
S&P/TSX 60 Index (Canadian Dollar)	1	147	Long	3/15	8
SPI 200 Index (Australian Dollar)	1	110	Long	3/15	5
Topix Index (Japanese Yen)	3	353	Long	3/15	(4)
Yen Denominated Nikkei 225 (Japanese Yen)	2	145	Long	3/15	1

Total					$50

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.5%
Consumer Staples	9.3
Energy	5.5
Financials	22.1
Health Care	14.0
Industrials	11.1
Information Technology	12.9
Materials	5.4
Telecommunication Services	3.7
Utilities	3.5

Total	100.0%

At December 31, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	57.4%
Euro	10.5
Japanese Yen	8.6
British Pound	7.7
All other currencies less than 5%	15.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)		TOTAL (000S)
Common Stocks
Canada	$9,795		$—		$—		$9,795
Hong Kong	198		1,159		—		1,357
Ireland	137		361		—		498
Netherlands	154		2,536		—		2,690
Portugal	—		189		—	*	189
Sweden	118		3,400		—		3,518
Switzerland	595		7,651		—		8,246
United Kingdom	1,199		16,488		—		17,687
United States	113,799		—		—		113,799
All Other Countries	—		43,960	(1)	—		43,960
Preferred Stocks	—		745	(1)	—		745
Rights	14	(1)	—		—		14
Investment Companies	2,390		—		—		2,390

Total Investments	$128,399		$76,489		$—		$204,888

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$54		$—		$—		$54
Forward Foreign Currency Exchange Contracts	—		2		—		2
Liabilities
Futures Contracts	(4)		—		—		(4)

Total Other Financial Instruments	$50		$2		$—		$52

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1 and Level 2 classifications based on levels assigned to the securities on March 31, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)(1)		TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/14 (000S)		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/14 (000S)
Common Stock
Portugal	$—	$—	$—	$—	$—	$	— *	$—	$	— *	$(46)

(1)	The Transfers Into Level 3, noted above, are due to the Fund receiving valuations provided by the Asset Management PVC.
*	Amount rounds to less than one thousand.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$157,613

Gross tax appreciation of investments	$52,997
Gross tax depreciation of investments	(5,722)

Net tax appreciation of investments	$47,275

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%
Australia - 7.6%
AGL Energy Ltd.	208,583	$2,268
ALS Ltd.	99,193	429
Alumina Ltd.*	780,732	1,131
Amcor Ltd.	367,275	4,042
AMP Ltd.	901,565	4,012
APA Group	334,078	2,034
Asciano Ltd.	307,770	1,507
ASX Ltd.	57,027	1,702
Aurizon Holdings Ltd.	673,251	2,522
AusNet Services	590,082	638
Australia & New Zealand Banking
Group Ltd.	851,706	22,155
Bank of Queensland Ltd.	111,901	1,106
Bendigo and Adelaide Bank Ltd.	135,617	1,410
BGP Holdings PLC(1)*	1,085,479	—
BHP Billiton Ltd.	992,069	23,540
BHP Billiton PLC	652,079	13,948
Boral Ltd.	255,571	1,096
Brambles Ltd.	475,870	4,098
Caltex Australia Ltd.	40,307	1,115
Coca-Cola Amatil Ltd.	178,129	1,348
Cochlear Ltd.	18,975	1,198
Commonwealth Bank of Australia	501,138	34,804
Computershare Ltd.	155,897	1,491
Crown Resorts Ltd.	119,012	1,223
CSL Ltd.	145,290	10,230
Dexus Property Group	289,536	1,637
Federation Centres	405,121	943
Flight Centre Travel Group Ltd.	19,406	513
Fortescue Metals Group Ltd.	484,397	1,067
Goodman Group	539,361	2,486
GPT Group (The)	539,922	1,908
Harvey Norman Holdings Ltd.	189,615	517
Healthscope Ltd.*	379,652	841
Iluka Resources Ltd.	134,732	648
Incitec Pivot Ltd.	500,993	1,296
Insurance Australia Group Ltd.	707,972	3,589
James Hardie Industries PLC - CDI	139,727	1,488
Leighton Holdings Ltd.	35,751	651
Lend Lease Group	169,749	2,260
Macquarie Group Ltd.	88,270	4,166
Medibank Pvt Ltd.*	883,340	1,738
Metcash Ltd.	303,242	456
Mirvac Group	1,099,852	1,588
National Australia Bank Ltd.	730,685	19,909
Newcrest Mining Ltd.*	234,292	2,086
Novion Property Group	635,378	1,094
Orica Ltd.	109,518	1,678
Origin Energy Ltd.	330,298	3,117
Qantas Airways Ltd.*	203,515	395
QBE Insurance Group Ltd.	408,573	3,706
Ramsay Health Care Ltd.	39,121	1,814
REA Group Ltd.	18,175	668
Santos Ltd.	306,774	2,073
Scentre Group*	1,654,955	4,706
Seek Ltd.	99,475	1,388
Sonic Healthcare Ltd.	113,401	1,703
Stockland	727,185	2,429
Suncorp Group Ltd.	394,396	4,494
Sydney Airport	338,935	1,295
Tabcorp Holdings Ltd.	246,297	831
Tatts Group Ltd.	473,679	1,333
Telstra Corp. Ltd.	1,341,746	6,516
Toll Holdings Ltd.	222,066	1,057
TPG Telecom Ltd.	95,734	523
Transurban Group	548,157	3,832
Treasury Wine Estates Ltd.	223,853	871
Wesfarmers Ltd.	347,006	11,747
Westfield Corp.*	606,635	4,435
Westpac Banking Corp.	960,739	25,828
Woodside Petroleum Ltd.	228,703	7,110
Woolworths Ltd.	388,831	9,688
WorleyParsons Ltd.	72,277	596

		293,761

Austria - 0.2%
ANDRITZ A.G.	21,520	1,183
Erste Group Bank A.G.	82,375	1,889
IMMOFINANZ A.G.	317,007	802
OMV A.G.	45,932	1,215
Raiffeisen Bank International A.G.	40,597	607
Vienna Insurance Group A.G.
Wiener Versicherung Gruppe	13,656	608
Voestalpine A.G.	33,017	1,301

		7,605

Belgium - 1.3%
Ageas	68,918	2,444
Anheuser-Busch InBev N.V.	248,259	27,937
Belgacom S.A.	46,705	1,691
Colruyt S.A.	21,241	985

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Belgium - 1.3% continued
Delhaize Group S.A.	31,786	$2,309
Groupe Bruxelles Lambert S.A.	24,516	2,087
KBC Groep N.V.*	77,156	4,282
Solvay S.A., Class A	18,377	2,483
Telenet Group Holding N.V.*	14,786	830
UCB S.A.	40,014	3,037
Umicore S.A.	33,461	1,348

		49,433

Denmark - 1.5%
AP Moeller - Maersk A/S, Class A	1,201	2,298
AP Moeller - Maersk A/S, Class B	2,201	4,375
Carlsberg A/S, Class B	33,643	2,613
Coloplast A/S, Class B	35,231	2,965
Danske Bank A/S	203,441	5,476
DSV A/S	55,871	1,697
ISS A/S*	28,630	824
Novo Nordisk A/S, Class B	618,872	26,186
Novozymes A/S, Class B	75,966	3,187
Pandora A/S	36,483	2,959
RTL Group S.A.	11,766	1,118
TDC A/S	250,140	1,906
Tryg A/S	5,664	633
Vestas Wind Systems A/S*	69,383	2,507
William Demant Holding A/S*	7,749	588

		59,332

Finland - 0.9%
Elisa OYJ	47,162	1,284
Fortum OYJ	140,221	3,030
Kone OYJ, Class B	96,027	4,361
Metso OYJ	36,594	1,091
Neste Oil OYJ	35,648	864
Nokia OYJ	1,151,869	9,066
Nokian Renkaat OYJ	33,310	816
Orion OYJ, Class B	29,209	907
Sampo OYJ, Class A	139,290	6,531
Stora Enso OYJ (Registered)	172,620	1,537
UPM-Kymmene OYJ	160,876	2,642
Wartsila OYJ Abp	44,891	2,014

		34,143

France - 9.5%
Accor S.A.	52,430	2,349
Aeroports de Paris	9,081	1,101
Air Liquide S.A.	106,345	13,122
Airbus Group N.V.	182,866	9,082
Alcatel-Lucent*	882,974	3,135
Alstom S.A.*	66,399	2,142
ArcelorMittal	301,876	3,270
Arkema S.A.	20,142	1,336
AtoS	25,454	2,014
AXA S.A.	559,618	12,925
BNP Paribas S.A.	327,252	19,231
Bollore S.A.	187,600	851
Bollore S.A. (Euronext Paris Exchange)*	900	4
Bouygues S.A.	52,779	1,905
Bureau Veritas S.A.	64,987	1,435
Cap Gemini S.A.	43,010	3,063
Carrefour S.A.	190,193	5,778
Casino Guichard Perrachon S.A.	18,386	1,692
Christian Dior S.A.	17,238	2,945
Cie de Saint-Gobain	139,016	5,852
Cie Generale des Etablissements Michelin	58,017	5,260
CNP Assurances	50,081	887
Credit Agricole S.A.	324,304	4,169
Danone S.A.	178,012	11,711
Dassault Systemes S.A.	39,531	2,406
Edenred	65,854	1,829
Electricite de France S.A.	74,595	2,048
Essilor International S.A.	63,871	7,110
Eurazeo S.A.	10,513	734
Eutelsat Communications S.A.	45,155	1,460
Fonciere Des Regions	9,853	912
GDF Suez	444,320	10,377
Gecina S.A.	8,963	1,122
Groupe Eurotunnel S.A. (Registered)	140,375	1,812
Hermes International	8,282	2,953
ICADE	11,947	957
Iliad S.A.	8,386	2,014
Imerys S.A.	9,298	686
JCDecaux S.A.	23,061	792
Kering	23,453	4,509
Klepierre	29,642	1,277
Lafarge S.A.	57,286	4,021
Lagardere S.C.A.	35,076	910
Legrand S.A.	81,176	4,249
L’Oreal S.A.	77,439	13,001
LVMH Moet Hennessy Louis Vuitton S.A.	86,092	13,614
Natixis S.A.	287,079	1,888

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
France - 9.5% continued
Numericable-SFR*	32,375	$1,596
Orange S.A.	572,990	9,744
Pernod Ricard S.A.	65,233	7,233
Peugeot S.A.*	115,542	1,409
Publicis Groupe S.A.	58,376	4,181
Remy Cointreau S.A.	8,549	571
Renault S.A.	59,371	4,339
Rexel S.A.	84,841	1,515
Safran S.A.	84,896	5,225
Sanofi	367,200	33,465
Schneider Electric S.E.	157,511	11,445
Schneider Electric S.E.	4,873	353
SCOR S.E.	48,260	1,460
SES S.A.	91,604	3,286
Societe BIC S.A.	8,529	1,132
Societe Generale S.A.	223,716	9,401
Sodexo S.A.	29,807	2,923
Suez Environnement Co.	89,076	1,544
Technip S.A.	30,658	1,831
Thales S.A.	29,222	1,577
Total S.A.	660,696	34,065
Unibail-Rodamco S.E.	30,553	7,809
Valeo S.A.	23,632	2,944
Vallourec S.A.	33,689	920
Veolia Environnement S.A.	131,015	2,327
Vinci S.A.	152,336	8,336
Vivendi S.A.*	373,373	9,314
Wendel S.A.	9,571	1,070
Zodiac Aerospace	55,561	1,875

		368,830

Germany - 8.5%
adidas A.G.	64,908	4,524
Allianz S.E. (Registered)	141,058	23,437
Axel Springer S.E.	10,766	649
BASF S.E.	283,939	24,002
Bayer A.G. (Registered)	255,371	34,912
Bayerische Motoren Werke A.G.	101,801	11,056
Beiersdorf A.G.	31,552	2,573
Brenntag A.G.	47,796	2,689
Celesio A.G.	17,445	564
Commerzbank A.G.*	298,038	3,959
Continental A.G.	33,724	7,161
Daimler A.G. (Registered)	297,696	24,837
Deutsche Annington Immobilien S.E.	77,384	2,632
Deutsche Bank A.G. (Registered)	426,163	12,881
Deutsche Boerse A.G.	58,990	4,227
Deutsche Lufthansa A.G. (Registered)	70,142	1,175
Deutsche Post A.G. (Registered)	299,960	9,814
Deutsche Telekom A.G. (Registered)	980,175	15,711
Deutsche Wohnen A.G. (Bearer)	86,690	2,060
E.ON S.E.	614,080	10,545
Fraport A.G. Frankfurt Airport Services Worldwide	10,529	610
Fresenius Medical Care A.G. & Co. KGaA	66,653	4,988
Fresenius S.E. & Co. KGaA	117,265	6,124
GEA Group A.G.	56,473	2,500
Hannover Rueck S.E.	19,218	1,743
HeidelbergCement A.G.	44,420	3,160
Henkel A.G. & Co. KGaA	35,407	3,448
HUGO BOSS A.G.	13,273	1,630
Infineon Technologies A.G.	340,528	3,651
K+S A.G. (Registered)	53,682	1,491
Kabel Deutschland Holding A.G.*	1,206	164
LANXESS A.G.	28,471	1,325
Linde A.G.	56,895	10,612
MAN S.E.	10,728	1,197
Merck KGaA	39,429	3,740
METRO A.G.*	51,822	1,587
Muenchener Rueckversicherungs- Gesellschaft A.G. in Muenchen (Registered)	53,770	10,772
OSRAM Licht A.G.*	27,609	1,088
ProSiebenSat.1 Media A.G. (Registered)	67,731	2,853
RWE A.G.	152,277	4,768
SAP S.E.	284,440	20,112
Siemens A.G. (Registered)	245,179	27,806
Symrise A.G.	37,159	2,253
Telefonica Deutschland Holding A.G.	191,494	1,023
ThyssenKrupp A.G.*	143,238	3,684
TUI A.G.	82,086	1,361
TUI A.G.*	59,846	962
United Internet A.G. (Registered)	36,757	1,667
Volkswagen A.G.	9,589	2,089

		327,816

Hong Kong - 3.1%
AIA Group Ltd.	3,726,486	20,520
ASM Pacific Technology Ltd.	84,000	799
Bank of East Asia Ltd.	423,439	1,698
BOC Hong Kong Holdings Ltd.	1,123,108	3,739

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Hong Kong - 3.1% continued
Cathay Pacific Airways Ltd.	328,506	$715
Cheung Kong Holdings Ltd.	433,729	7,237
Cheung Kong Infrastructure Holdings Ltd.	190,353	1,403
CLP Holdings Ltd.	582,514	5,044
First Pacific Co. Ltd.	829,539	819
Galaxy Entertainment Group Ltd.	715,148	3,981
Hang Lung Properties Ltd.	680,501	1,896
Hang Seng Bank Ltd.	232,379	3,864
Henderson Land Development Co. Ltd.	316,188	2,195
HKT Trust & HKT Ltd.	774,220	1,007
Hong Kong & China Gas Co. Ltd.	1,934,036	4,404
Hong Kong Exchanges and Clearing Ltd.	346,017	7,612
Hutchison Whampoa Ltd.	666,698	7,633
Hysan Development Co. Ltd.	191,501	851
Kerry Properties Ltd.	230,703	833
Li & Fung Ltd.	1,773,218	1,658
Link REIT (The)	709,771	4,431
MGM China Holdings Ltd.	258,516	652
MTR Corp. Ltd.	446,769	1,825
New World Development Co. Ltd.	1,623,729	1,857
Noble Group Ltd.	1,326,944	1,139
NWS Holdings Ltd.	420,563	771
PCCW Ltd.	1,165,926	794
Power Assets Holdings Ltd.	422,817	4,085
Sands China Ltd.	738,299	3,591
Shangri-La Asia Ltd.	252,574	347
Sino Land Co. Ltd.	886,228	1,422
SJM Holdings Ltd.	600,572	950
Sun Hung Kai Properties Ltd.	511,258	7,731
Swire Pacific Ltd., Class A	197,051	2,553
Swire Properties Ltd.	350,387	1,034
Techtronic Industries Co. Ltd.	423,833	1,358
WH Group Ltd.(2) (3) *	1,089,000	622
Wharf Holdings (The) Ltd.	478,766	3,438
Wheelock & Co. Ltd.	303,021	1,407
Wynn Macau Ltd.	492,546	1,373
Yangzijiang Shipbuilding Holdings Ltd.	608,566	553
Yue Yuen Industrial Holdings Ltd.	212,210	764

		120,605

Ireland - 0.3%
Bank of Ireland*	8,365,528	3,119
CRH PLC	1,049	25
CRH PLC (Dublin Exchange)	231,599	5,572
Irish Bank Resolution Corp. Ltd.(1) *	99,788	—
Kerry Group PLC, Class A	48,307	3,333
Ryanair Holdings PLC*	3,150	37
Ryanair Holdings PLC ADR*	5,370	383

		12,469

Israel - 0.6%
Bank Hapoalim B.M.	334,990	1,580
Bank Leumi Le-Israel B.M.*	422,996	1,451
Bezeq The Israeli Telecommunication Corp. Ltd.	555,539	988
Delek Group Ltd.	1,608	403
Israel (The) Corp. Ltd.*	920	437
Israel Chemicals Ltd.	127,775	922
Israel Chemicals Ltd. ADR	7,588	53
Mizrahi Tefahot Bank Ltd.*	47,002	493
NICE Systems Ltd.	16,381	829
Teva Pharmaceutical Industries Ltd.	260,629	14,974
Teva Pharmaceutical Industries Ltd. ADR	4,126	237

		22,367

Italy - 2.1%
Assicurazioni Generali S.p.A.	359,053	7,337
Atlantia S.p.A.	130,161	3,023
Banca Monte dei Paschi di Siena S.p.A.*	1,383,846	787
Banco Popolare S.C.*	105,916	1,268
Enel Green Power S.p.A.	550,553	1,144
Enel S.p.A.	2,028,940	9,072
Eni S.p.A.	783,366	13,682
EXOR S.p.A.	30,325	1,237
Finmeccanica S.p.A.*	124,172	1,153
Intesa Sanpaolo S.p.A.	3,576,674	10,347
Intesa Sanpaolo S.p.A. (RSP)	320,868	790
Luxottica Group S.p.A.	52,506	2,875
Mediobanca S.p.A.	187,771	1,520
Pirelli & C. S.p.A.	71,263	957
Prysmian S.p.A.	61,423	1,118
Saipem S.p.A.*	86,889	912
Snam S.p.A.	645,297	3,183
Telecom Italia S.p.A.*	3,053,822	3,239
Telecom Italia S.p.A. (RSP)	1,829,566	1,529
Tenaris S.A.	145,119	2,192
Terna Rete Elettrica Nazionale S.p.A.	461,701	2,092
UniCredit S.p.A.	1,370,515	8,735
Unione di Banche Italiane S.C.p.A.	257,418	1,832

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Italy - 2.1% continued
UnipolSai S.p.A.	315,242	$845

		80,869

Japan - 20.9%
ABC-Mart, Inc.	9,300	451
Acom Co. Ltd.*	141,300	430
Advantest Corp.	55,300	689
Aeon Co. Ltd.	191,700	1,930
AEON Financial Service Co. Ltd.	39,800	778
Aeon Mall Co. Ltd.	40,680	719
Air Water, Inc.	51,569	817
Aisin Seiki Co. Ltd.	57,800	2,077
Ajinomoto Co., Inc.	175,000	3,243
Alfresa Holdings Corp.	60,800	735
Amada Co. Ltd.	97,600	837
ANA Holdings, Inc.	333,000	820
Aozora Bank Ltd.	364,000	1,130
Asahi Glass Co. Ltd.	292,000	1,426
Asahi Group Holdings Ltd.	116,600	3,599
Asahi Kasei Corp.	397,000	3,638
Asics Corp.	48,900	1,169
Astellas Pharma, Inc.	661,800	9,211
Bandai Namco Holdings, Inc.	55,700	1,182
Bank of Kyoto (The) Ltd.	97,971	819
Bank of Yokohama (The) Ltd.	348,000	1,889
Benesse Holdings, Inc.	22,800	677
Bridgestone Corp.	198,500	6,898
Brother Industries Ltd.	72,700	1,319
Calbee, Inc.	24,900	860
Canon, Inc.	347,900	11,050
Casio Computer Co. Ltd.	63,300	972
Central Japan Railway Co.	45,300	6,796
Chiba Bank (The) Ltd.	231,000	1,516
Chiyoda Corp.	54,746	450
Chubu Electric Power Co., Inc.*	197,500	2,323
Chugai Pharmaceutical Co. Ltd.	68,055	1,673
Chugoku Bank (The) Ltd.	45,900	627
Chugoku Electric Power (The) Co., Inc.	92,000	1,205
Citizen Holdings Co. Ltd.	90,700	698
COLOPL, Inc.	15,500	347
Credit Saison Co. Ltd.	44,800	834
Dai Nippon Printing Co. Ltd.	162,000	1,462
Daicel Corp.	78,000	913
Daihatsu Motor Co. Ltd.	56,500	741
Dai-ichi Life Insurance (The) Co. Ltd.	330,700	5,018
Daiichi Sankyo Co. Ltd.	199,700	2,792
Daikin Industries Ltd.	72,200	4,657
Daito Trust Construction Co. Ltd.	22,100	2,502
Daiwa House Industry Co. Ltd.	188,300	3,566
Daiwa Securities Group, Inc.	505,000	3,933
Denso Corp.	149,200	6,954
Dentsu, Inc.	66,818	2,812
Don Quijote Holdings Co. Ltd.	17,100	1,168
East Japan Railway Co.	103,212	7,733
Eisai Co. Ltd.	78,900	3,057
Electric Power Development Co. Ltd.	35,500	1,202
FamilyMart Co. Ltd.	15,700	586
FANUC Corp.	59,300	9,787
Fast Retailing Co. Ltd.	16,500	6,011
Fuji Electric Co. Ltd.	151,000	602
Fuji Heavy Industries Ltd.	184,000	6,480
FUJIFILM Holdings Corp.	143,200	4,322
Fujitsu Ltd.	590,000	3,143
Fukuoka Financial Group, Inc.	223,000	1,151
GungHo Online Entertainment, Inc.	139,100	507
Gunma Bank (The) Ltd.	130,000	843
Hachijuni Bank (The) Ltd.	112,395	723
Hakuhodo DY Holdings, Inc.	80,100	768
Hamamatsu Photonics K.K.	22,885	1,094
Hankyu Hanshin Holdings, Inc.	346,000	1,861
Hikari Tsushin, Inc.	5,800	353
Hino Motors Ltd.	71,400	934
Hirose Electric Co. Ltd.	9,200	1,071
Hiroshima Bank (The) Ltd.	172,000	818
Hisamitsu Pharmaceutical Co., Inc.	20,700	650
Hitachi Chemical Co. Ltd.	36,100	639
Hitachi Construction Machinery Co. Ltd.	36,900	782
Hitachi High-Technologies Corp.	21,800	629
Hitachi Ltd.	1,481,000	10,837
Hitachi Metals Ltd.	63,000	1,073
Hokuhoku Financial Group, Inc.	418,000	845
Hokuriku Electric Power Co.	57,300	732
Honda Motor Co. Ltd.	503,100	14,630
Hoya Corp.	133,700	4,476
Hulic Co. Ltd.	82,100	816
Ibiden Co. Ltd.	41,700	613
Idemitsu Kosan Co. Ltd.	29,900	495
IHI Corp.	423,000	2,148
Iida Group Holdings Co. Ltd.	55,664	676

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Japan - 20.9% continued
Inpex Corp.	276,300	$3,066
Isetan Mitsukoshi Holdings Ltd.	97,860	1,200
Isuzu Motors Ltd.	183,000	2,233
ITOCHU Corp.	466,700	4,990
Itochu Techno-Solutions Corp.	8,100	287
Iyo Bank (The) Ltd.	83,400	904
J Front Retailing Co. Ltd.	68,800	801
Japan Airlines Co. Ltd.	35,900	1,049
Japan Display, Inc.*	124,500	381
Japan Exchange Group, Inc.	78,100	1,820
Japan Prime Realty Investment Corp.	222	771
Japan Real Estate Investment Corp.	370	1,781
Japan Retail Fund Investment Corp.	718	1,514
Japan Tobacco, Inc.	338,800	9,303
JFE Holdings, Inc.	151,500	3,372
JGC Corp.	67,000	1,381
Joyo Bank (The) Ltd.	203,000	1,007
JSR Corp.	52,400	900
JTEKT Corp.	61,600	1,043
JX Holdings, Inc.	694,397	2,705
Kajima Corp.	246,000	1,017
Kakaku.com, Inc.	39,000	561
Kamigumi Co. Ltd.	80,000	711
Kaneka Corp.	94,000	505
Kansai Electric Power (The) Co., Inc.*	215,800	2,053
Kansai Paint Co. Ltd.	71,000	1,097
Kao Corp.	160,800	6,343
Kawasaki Heavy Industries Ltd.	426,000	1,945
KDDI Corp.	178,600	11,175
Keihan Electric Railway Co. Ltd.	151,000	806
Keikyu Corp.	146,000	1,081
Keio Corp.	177,000	1,270
Keisei Electric Railway Co. Ltd.	79,000	963
Keyence Corp.	13,939	6,174
Kikkoman Corp.	41,000	1,006
Kintetsu Corp.	580,000	1,913
Kirin Holdings Co. Ltd.	257,400	3,188
Kobe Steel Ltd.	1,012,000	1,751
Koito Manufacturing Co. Ltd.	33,114	1,010
Komatsu Ltd.	291,300	6,458
Konami Corp.	34,700	640
Konica Minolta, Inc.	134,100	1,446
Kubota Corp.	349,000	5,068
Kuraray Co. Ltd.	105,000	1,197
Kurita Water Industries Ltd.	35,700	746
Kyocera Corp.	98,700	4,524
Kyowa Hakko Kirin Co. Ltd.	66,000	621
Kyushu Electric Power Co., Inc.*	130,100	1,303
Lawson, Inc.	20,500	1,240
LIXIL Group Corp.	78,400	1,658
M3, Inc.	56,200	935
Mabuchi Motor Co. Ltd.	17,200	678
Makita Corp.	35,200	1,593
Marubeni Corp.	518,100	3,106
Marui Group Co. Ltd.	81,700	739
Maruichi Steel Tube Ltd.	17,300	369
Mazda Motor Corp.	170,300	4,088
McDonald’s Holdings Co. Japan Ltd.	22,900	501
Medipal Holdings Corp.	47,000	546
MEIJI Holdings Co. Ltd.	19,463	1,773
Minebea Co. Ltd.	100,000	1,464
Miraca Holdings, Inc.	16,241	700
Mitsubishi Chemical Holdings Corp.	409,000	1,992
Mitsubishi Corp.	429,100	7,870
Mitsubishi Electric Corp.	590,000	7,025
Mitsubishi Estate Co. Ltd.	386,000	8,169
Mitsubishi Gas Chemical Co., Inc.	136,000	683
Mitsubishi Heavy Industries Ltd.	940,000	5,197
Mitsubishi Logistics Corp.	38,000	549
Mitsubishi Materials Corp.	329,000	1,094
Mitsubishi Motors Corp.	194,200	1,779
Mitsubishi Tanabe Pharma Corp.	60,700	890
Mitsubishi UFJ Financial Group, Inc.	3,938,295	21,586
Mitsubishi UFJ Lease & Finance Co. Ltd.	169,600	801
Mitsui & Co. Ltd.	532,300	7,116
Mitsui Chemicals, Inc.	230,000	653
Mitsui Fudosan Co. Ltd.	294,000	7,907
Mitsui OSK Lines Ltd.	326,000	968
Mixi, Inc.	12,000	448
Mizuho Financial Group, Inc.	7,100,689	11,931
MS&AD Insurance Group Holdings, Inc.	159,443	3,787
Murata Manufacturing Co. Ltd.	63,397	6,925
Nabtesco Corp.	32,099	771
Nagoya Railroad Co. Ltd.	254,000	946
NEC Corp.	810,000	2,361
Nexon Co. Ltd.	45,700	426
NGK Insulators Ltd.	77,000	1,586
NGK Spark Plug Co. Ltd.	56,300	1,700

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Japan - 20.9% continued
NH Foods Ltd.	49,000	$1,072
NHK Spring Co. Ltd.	54,500	475
Nidec Corp.	66,700	4,326
Nikon Corp.	99,400	1,320
Nintendo Co. Ltd.	32,000	3,335
Nippon Building Fund, Inc.	436	2,184
Nippon Electric Glass Co. Ltd.	137,500	620
Nippon Express Co. Ltd.	275,000	1,399
Nippon Paint Holdings Co. Ltd.	47,000	1,364
Nippon Prologis REIT, Inc.	463	1,004
Nippon Steel & Sumitomo Metal Corp.	2,315,615	5,747
Nippon Telegraph & Telephone Corp.	116,578	5,999
Nippon Yusen K.K.	526,000	1,488
Nissan Motor Co. Ltd.	760,800	6,627
Nisshin Seifun Group, Inc.	71,505	693
Nissin Foods Holdings Co. Ltd.	17,900	857
Nitori Holdings Co. Ltd.	21,200	1,139
Nitto Denko Corp.	48,200	2,696
NOK Corp.	31,500	800
Nomura Holdings, Inc.	1,110,600	6,320
Nomura Real Estate Holdings, Inc.	42,500	730
Nomura Research Institute Ltd.	34,100	1,047
NSK Ltd.	142,000	1,682
NTT Data Corp.	39,700	1,484
NTT DOCOMO, Inc.	477,200	6,985
NTT Urban Development Corp.	40,900	410
Obayashi Corp.	213,000	1,369
Odakyu Electric Railway Co. Ltd.	185,000	1,642
Oji Holdings Corp.	234,000	840
Olympus Corp.*	74,800	2,636
Omron Corp.	64,200	2,877
Ono Pharmaceutical Co. Ltd.	25,600	2,268
Oracle Corp. Japan	13,200	538
Oriental Land Co. Ltd.	15,800	3,623
ORIX Corp.	411,200	5,140
Osaka Gas Co. Ltd.	566,000	2,115
Otsuka Corp.	16,800	532
Otsuka Holdings Co. Ltd.	119,215	3,575
Panasonic Corp.	680,500	7,995
Park24 Co. Ltd.	26,000	383
Rakuten, Inc.	252,700	3,518
Recruit Holdings Co. Ltd.*	41,300	1,169
Resona Holdings, Inc.	665,610	3,359
Ricoh Co. Ltd.	217,900	2,214
Rinnai Corp.	11,900	801
Rohm Co. Ltd.	29,500	1,790
Sankyo Co. Ltd.	16,800	579
Sanrio Co. Ltd.	16,597	413
Santen Pharmaceutical Co. Ltd.	23,100	1,236
SBI Holdings, Inc.	58,760	638
Secom Co. Ltd.	63,300	3,637
Sega Sammy Holdings, Inc.	55,600	713
Seibu Holdings, Inc.	33,300	679
Seiko Epson Corp.	39,300	1,651
Sekisui Chemical Co. Ltd.	126,000	1,517
Sekisui House Ltd.	166,400	2,179
Seven & i Holdings Co. Ltd.	232,400	8,383
Seven Bank Ltd.	189,400	797
Sharp Corp.*	462,000	1,024
Shikoku Electric Power Co., Inc.*	57,700	699
Shimadzu Corp.	80,000	814
Shimamura Co. Ltd.	7,600	655
Shimano, Inc.	24,700	3,195
Shimizu Corp.	188,000	1,280
Shin-Etsu Chemical Co. Ltd.	127,100	8,269
Shinsei Bank Ltd.	500,000	873
Shionogi & Co. Ltd.	89,800	2,326
Shiseido Co. Ltd.	108,000	1,512
Shizuoka Bank (The) Ltd.	153,000	1,399
Showa Shell Sekiyu K.K.	57,700	569
SMC Corp.	16,900	4,401
SoftBank Corp.	296,400	17,639
Sompo Japan Nipponkoa Holdings, Inc.	102,845	2,584
Sony Corp.*	327,300	6,663
Sony Financial Holdings, Inc.	55,800	823
Stanley Electric Co. Ltd.	41,200	891
Sumitomo Chemical Co. Ltd.	441,000	1,746
Sumitomo Corp.	339,800	3,490
Sumitomo Dainippon Pharma Co. Ltd.	53,900	524
Sumitomo Electric Industries Ltd.	237,300	2,961
Sumitomo Heavy Industries Ltd.	154,000	828
Sumitomo Metal Mining Co. Ltd.	161,000	2,402
Sumitomo Mitsui Financial Group, Inc.	392,742	14,191
Sumitomo Mitsui Trust Holdings, Inc.	1,010,190	3,855
Sumitomo Realty & Development Co. Ltd.	108,000	3,679
Sumitomo Rubber Industries Ltd.	55,300	823
Suntory Beverage & Food Ltd.	42,900	1,481
Suruga Bank Ltd.	58,800	1,077

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Japan - 20.9% continued
Suzuken Co. Ltd.	24,397	$674
Suzuki Motor Corp.	114,900	3,454
Sysmex Corp.	43,298	1,921
T&D Holdings, Inc.	173,500	2,087
Taiheiyo Cement Corp.	388,000	1,221
Taisei Corp.	299,000	1,702
Taisho Pharmaceutical Holdings Co. Ltd.	10,900	665
Taiyo Nippon Sanso Corp.	45,000	497
Takashimaya Co. Ltd.	84,000	674
Takeda Pharmaceutical Co. Ltd.	245,400	10,183
TDK Corp.	38,200	2,251
Teijin Ltd.	302,000	804
Terumo Corp.	91,300	2,079
THK Co. Ltd.	30,300	732
Tobu Railway Co. Ltd.	287,000	1,226
Toho Co. Ltd.	36,300	824
Toho Gas Co. Ltd.	134,000	657
Tohoku Electric Power Co., Inc.	129,700	1,507
Tokio Marine Holdings, Inc.	211,800	6,878
Tokyo Electric Power Co., Inc.*	463,100	1,887
Tokyo Electron Ltd.	52,000	3,946
Tokyo Gas Co. Ltd.	727,000	3,923
Tokyo Tatemono Co. Ltd.	117,000	852
Tokyu Corp.	341,000	2,115
Tokyu Fudosan Holdings Corp.	151,600	1,045
TonenGeneral Sekiyu K.K.	98,000	838
Toppan Printing Co. Ltd.	171,000	1,113
Toray Industries, Inc.	462,000	3,700
Toshiba Corp.	1,237,000	5,238
TOTO Ltd.	86,000	1,000
Toyo Seikan Group Holdings Ltd.	44,400	548
Toyo Suisan Kaisha Ltd.	23,200	749
Toyoda Gosei Co. Ltd.	22,400	452
Toyota Industries Corp.	50,400	2,575
Toyota Motor Corp.	844,800	52,682
Toyota Tsusho Corp.	60,900	1,408
Trend Micro, Inc.	32,300	884
Unicharm Corp.	116,400	2,801
United Urban Investment Corp.	760	1,194
USS Co. Ltd.	65,200	1,003
West Japan Railway Co.	52,900	2,507
Yahoo Japan Corp.	451,600	1,630
Yakult Honsha Co. Ltd.	27,600	1,457
Yamada Denki Co. Ltd.	238,490	796
Yamaguchi Financial Group, Inc.	72,000	742
Yamaha Corp.	57,700	857
Yamaha Motor Co. Ltd.	81,500	1,639
Yamato Holdings Co. Ltd.	110,900	2,184
Yamato Kogyo Co. Ltd.	13,400	377
Yamazaki Baking Co. Ltd.	34,905	431
Yaskawa Electric Corp.	74,300	950
Yokogawa Electric Corp.	61,000	671
Yokohama Rubber (The) Co. Ltd.	65,000	594

		807,175

Netherlands - 2.2%
Aegon N.V.	558,156	4,188
Akzo Nobel N.V.	75,082	5,207
Altice S.A.*	27,286	2,153
ASML Holding N.V.	109,741	11,757
Boskalis Westminster N.V.	24,752	1,353
CNH Industrial N.V.	292,182	2,355
Corio N.V.	22,748	1,110
Delta Lloyd N.V.	59,697	1,312
Gemalto N.V.	21,919	1,802
Gemalto N.V.	2,196	180
Heineken Holding N.V.	30,605	1,918
Heineken N.V.	71,517	5,080
ING Groep N.V. - CVA*	1,192,169	15,436
Koninklijke Ahold N.V.	282,671	5,025
Koninklijke DSM N.V.	54,628	3,322
Koninklijke KPN N.V.	1,018,429	3,211
Koninklijke Philips N.V.	296,443	8,607
Koninklijke Vopak N.V.	21,069	1,091
NN Group N.V.*	37,136	1,107
OCI N.V.*	24,544	852
QIAGEN N.V.*	75,188	1,761
Randstad Holding N.V.	37,600	1,808
TNT Express N.V.	126,106	838
Wolters Kluwer N.V.	93,845	2,866

		84,339

New Zealand - 0.1%
Auckland International Airport Ltd.	268,818	885
Contact Energy Ltd.	129,036	642
Fletcher Building Ltd.	223,259	1,440
Meridian Energy Ltd.	340,965	468
Mighty River Power Ltd.	206,650	479
Ryman Healthcare Ltd.	109,185	725

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
New Zealand - 0.1% continued
Spark New Zealand Ltd.	523,496	$1,268

		5,907

Norway - 0.6%
DNB ASA	302,316	4,457
Gjensidige Forsikring ASA	60,389	984
Norsk Hydro ASA	410,548	2,309
Orkla ASA	239,476	1,632
Seadrill Ltd.	124,317	1,431
Statoil ASA	344,715	6,041
Telenor ASA	236,110	4,761
Yara International ASA	55,930	2,501

		24,116

Portugal - 0.1%
Banco Comercial Portugues S.A., Class R*	10,518,297	827
Banco Espirito Santo S.A. (Registered)*	882,815	11
EDP - Energias de Portugal S.A.	727,605	2,814
Galp Energia SGPS S.A.	127,433	1,289
Jeronimo Martins SGPS S.A.	72,848	730

		5,671

Singapore - 1.5%
Ascendas Real Estate Investment Trust	621,879	1,116
CapitaCommercial Trust	723,000	957
CapitaLand Ltd.	763,750	1,898
CapitaMall Trust	745,800	1,148
City Developments Ltd.	123,000	950
ComfortDelGro Corp. Ltd.	670,000	1,312
DBS Group Holdings Ltd.	540,626	8,349
Genting Singapore PLC	1,767,380	1,432
Global Logistic Properties Ltd.	993,939	1,859
Golden Agri-Resources Ltd.	1,988,892	690
Hutchison Port Holdings Trust, Class U	1,740,000	1,199
Jardine Cycle & Carriage Ltd.	34,446	1,106
Keppel Corp. Ltd.	456,550	3,046
Keppel Land Ltd.	185,473	477
Oversea-Chinese Banking Corp. Ltd.	891,530	7,007
Sembcorp Industries Ltd.	298,644	1,001
Sembcorp Marine Ltd.	214,800	529
Singapore Airlines Ltd.	169,734	1,484
Singapore Exchange Ltd.	240,000	1,411
Singapore Press Holdings Ltd.	506,295	1,608
Singapore Technologies Engineering Ltd.	482,000	1,234
Singapore Telecommunications Ltd.	2,488,925	7,306
StarHub Ltd.	163,000	510
Suntec Real Estate Investment Trust	731,000	1,080
United Overseas Bank Ltd.	400,035	7,396
UOL Group Ltd.	126,907	666
Wilmar International Ltd.	548,000	1,337

		58,108

South Africa - 0.0%
Investec PLC	173,338	1,448

Spain - 3.4%
Abertis Infraestructuras S.A.	125,722	2,484
ACS Actividades de Construccion y Servicios S.A.	53,197	1,842
Amadeus IT Holding S.A., Class A	132,184	5,253
Banco Bilbao Vizcaya Argentaria S.A.	1,829,241	17,216
Banco de Sabadell S.A.	1,073,257	2,812
Banco Popular Espanol S.A.	563,327	2,789
Banco Santander S.A.	3,812,128	31,876
Bankia S.A.*	1,420,902	2,107
Bankinter S.A.	199,215	1,589
CaixaBank S.A.	703,954	3,656
Distribuidora Internacional de Alimentacion S.A.	189,391	1,273
Enagas S.A.	63,327	2,005
Ferrovial S.A.	131,719	2,595
Gas Natural SDG S.A.	104,436	2,627
Grifols S.A.	43,413	1,728
Iberdrola S.A.	1,587,236	10,679
Inditex S.A.	339,100	9,716
Mapfre S.A.	278,552	938
Red Electrica Corp. S.A.	34,280	3,009
Repsol S.A.	310,782	5,777
Telefonica S.A.	1,298,425	18,573
Zardoya Otis S.A.	52,356	579

		131,123

Sweden - 3.1%
Alfa Laval AB	93,699	1,773
Assa Abloy AB, Class B	103,628	5,476
Atlas Copco AB, Class A	204,153	5,683
Atlas Copco AB, Class B	123,393	3,162
Boliden AB	86,701	1,381
Electrolux AB, Class B	74,353	2,182
Elekta AB, Class B	113,331	1,157
Getinge AB, Class B	63,132	1,434
Hennes & Mauritz AB, Class B	291,366	12,086
Hexagon AB, Class B	77,940	2,410

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Sweden - 3.1% continued
Husqvarna AB, Class B	116,759	$859
ICA Gruppen AB	23,431	917
Industrivarden AB, Class C	55,302	961
Investment AB Kinnevik, Class B	73,385	2,380
Investor AB, Class B	141,502	5,128
Lundin Petroleum AB*	66,153	946
Millicom International Cellular S.A. SDR	19,670	1,463
Nordea Bank AB	936,793	10,819
Sandvik AB	338,206	3,293
Securitas AB, Class B	97,641	1,183
Skandinaviska Enskilda Banken AB, Class A	471,488	5,964
Skanska AB, Class B	116,927	2,500
SKF AB, Class B	119,456	2,513
Svenska Cellulosa AB S.C.A., Class B	180,048	3,888
Svenska Handelsbanken AB, Class A	156,009	7,284
Swedbank AB, Class A	281,423	7,003
Swedish Match AB	60,256	1,879
Tele2 AB, Class B	99,468	1,204
Telefonaktiebolaget LM Ericsson, Class B	938,626	11,368
TeliaSonera AB	737,797	4,745
Volvo AB, Class B	477,308	5,155

		118,196

Switzerland - 9.8%
ABB Ltd. (Registered)*	680,390	14,391
Actelion Ltd. (Registered)*	31,157	3,585
Adecco S.A. (Registered)*	53,759	3,683
Aryzta A.G.*	22,154	1,702
Aryzta A.G. (Dublin Exchange)*	4,637	356
Baloise Holding A.G. (Registered)	14,247	1,820
Barry Callebaut A.G. (Registered)*	754	772
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	309	1,525
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	31	1,779
Cie Financiere Richemont S.A. (Registered)	161,215	14,280
Coca-Cola HBC A.G. - CDI*	62,614	1,191
Credit Suisse Group A.G. (Registered)*	472,436	11,843
EMS-Chemie Holding A.G. (Registered)	2,341	950
Geberit A.G. (Registered)	11,505	3,910
Givaudan S.A. (Registered)*	2,850	5,096
Glencore PLC*	3,280,504	15,099
Holcim Ltd. (Registered)*	70,703	5,021
Julius Baer Group Ltd.*	70,564	3,220
Kuehne + Nagel International A.G. (Registered)	16,511	2,244
Lonza Group A.G. (Registered)*	16,173	1,823
Nestle S.A. (Registered)	995,581	72,978
Novartis A.G. (Registered)	710,198	65,315
Pargesa Holding S.A. (Bearer)	8,610	663
Partners Group Holding A.G.	5,359	1,554
Roche Holding A.G. (Genusschein)	216,900	58,789
Schindler Holding A.G. (Participation Certificate)	13,778	1,988
Schindler Holding A.G. (Registered)	6,257	897
SGS S.A. (Registered)	1,736	3,540
Sika A.G. (Bearer)	660	1,936
Sonova Holding A.G. (Registered)	16,723	2,452
STMicroelectronics N.V.	201,025	1,499
Sulzer A.G. (Registered)	7,091	753
Swatch Group (The) A.G. (Bearer)	9,479	4,209
Swatch Group (The) A.G. (Registered)	16,300	1,410
Swiss Life Holding A.G. (Registered)*	9,900	2,340
Swiss Prime Site A.G. (Registered)*	17,904	1,312
Swiss Re A.G.*	108,962	9,117
Swisscom A.G. (Registered)	7,123	3,740
Syngenta A.G. (Registered)	28,752	9,232
Transocean Ltd.	110,361	2,023
UBS Group A.G.*	1,129,541	19,417
Wolseley PLC	82,219	4,681
Zurich Insurance Group A.G.*	46,105	14,437

		378,572

United Kingdom - 20.7%
3i Group PLC	300,392	2,088
Aberdeen Asset Management PLC	298,015	1,990
Admiral Group PLC	59,842	1,225
Aggreko PLC	75,251	1,753
Amec Foster Wheeler PLC	114,506	1,499
Anglo American PLC	430,750	7,970
Antofagasta PLC	123,237	1,431
ARM Holdings PLC	439,002	6,760
Ashtead Group PLC	153,300	2,710
Associated British Foods PLC	110,714	5,379
AstraZeneca PLC	389,825	27,422
Aviva PLC	920,436	6,897
Babcock International Group PLC	80,247	1,313
BAE Systems PLC	984,071	7,184
Barclays PLC	5,072,347	19,070

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
United Kingdom - 20.7% continued
BG Group PLC	1,051,989	$14,003
BP PLC	5,684,657	36,096
British American Tobacco PLC	575,164	31,251
British Land (The) Co. PLC	293,006	3,520
BT Group PLC	2,514,181	15,607
Bunzl PLC	106,131	2,893
Burberry Group PLC	134,036	3,396
Capita PLC	199,261	3,339
Centrica PLC	1,570,398	6,759
Cobham PLC	363,494	1,823
Compass Group PLC	516,797	8,808
Croda International PLC	42,172	1,738
Diageo PLC	774,869	22,224
Direct Line Insurance Group PLC	451,254	2,035
Dixons Carphone PLC	314,543	2,266
easyJet PLC	48,194	1,244
Experian PLC	306,902	5,177
Fiat Chrysler Automobiles N.V.*	262,441	3,039
Fresnillo PLC	64,490	765
Friends Life Group Ltd.	430,872	2,436
G4S PLC	477,486	2,055
GKN PLC	512,116	2,716
GlaxoSmithKline PLC	1,496,534	32,018
Hammerson PLC	236,285	2,208
Hargreaves Lansdown PLC	71,414	1,113
HSBC Holdings PLC	5,913,399	55,884
ICAP PLC	165,692	1,156
IMI PLC	87,302	1,709
Imperial Tobacco Group PLC	294,462	12,895
Inmarsat PLC	135,213	1,676
InterContinental Hotels Group PLC	75,068	3,008
International Consolidated Airlines Group S.A.*	317,009	2,347
Intertek Group PLC	48,853	1,771
Intu Properties PLC	273,464	1,414
ITV PLC	1,166,270	3,885
J Sainsbury PLC	390,168	1,483
Johnson Matthey PLC	64,939	3,404
Kingfisher PLC	717,781	3,782
Land Securities Group PLC	244,502	4,375
Legal & General Group PLC	1,833,280	7,041
Lloyds Banking Group PLC*	17,639,780	20,830
London Stock Exchange Group PLC	70,261	2,414
Marks & Spencer Group PLC	494,102	3,648
Meggitt PLC	260,087	2,079
Melrose Industries PLC	335,730	1,381
Merlin Entertainments PLC(2) (3)	153,040	945
National Grid PLC	1,163,296	16,584
Next PLC	47,677	5,029
Old Mutual PLC	1,508,799	4,437
Pearson PLC	252,459	4,644
Persimmon PLC*	92,161	2,254
Petrofac Ltd.	80,603	874
Prudential PLC	793,001	18,249
Randgold Resources Ltd.	28,715	1,943
Reckitt Benckiser Group PLC	200,832	16,201
Reed Elsevier N.V.	215,203	5,143
Reed Elsevier PLC	214,853	3,550
Reed Elsevier PLC	140,977	2,399
Rexam PLC	226,386	1,592
Rio Tinto Ltd.	132,385	6,210
Rio Tinto PLC	393,203	18,116
Rolls-Royce Holdings PLC*	578,538	7,794
Royal Bank of Scotland Group PLC*	779,283	4,731
Royal Dutch Shell PLC, Class A	1,217,023	40,340
Royal Dutch Shell PLC, Class A	275	9
Royal Dutch Shell PLC, Class B	753,383	25,882
Royal Mail PLC	204,160	1,359
RSA Insurance Group PLC*	316,103	2,127
SABMiller PLC	298,419	15,444
Sage Group (The) PLC	340,386	2,455
Schroders PLC	39,142	1,622
Segro PLC	232,470	1,333
Severn Trent PLC	73,374	2,275
Shire PLC	181,782	12,862
Sky PLC	315,987	4,398
Smith & Nephew PLC	275,224	5,053
Smiths Group PLC	122,624	2,075
Sports Direct International PLC*	76,675	841
SSE PLC	297,418	7,467
Standard Chartered PLC	769,225	11,536
Standard Life PLC	736,551	4,537
Subsea 7 S.A.	84,092	858
Tate & Lyle PLC	145,157	1,364
Tesco PLC	2,486,925	7,237
Travis Perkins PLC	76,125	2,192
Tullow Oil PLC	268,950	1,702
Unilever N.V. - CVA	503,845	19,792
Unilever PLC	396,324	16,099

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
United Kingdom - 20.7% continued
United Utilities Group PLC	215,821	$3,058
Vodafone Group PLC	8,184,270	28,043
Weir Group (The) PLC	65,042	1,862
Whitbread PLC	55,211	4,074
William Hill PLC	274,466	1,544
WM Morrison Supermarkets PLC	676,732	1,926
WPP PLC	405,785	8,419

		799,882

United States - 0.1%
Carnival PLC	55,611	2,511

Total Common Stocks(4) (Cost $3,320,536)		3,794,278

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke A.G.	17,036	1,398
Fuchs Petrolub S.E.	20,881	841
Henkel A.G. & Co. KGaA	54,399	5,885
Porsche Automobil Holding S.E.	46,496	3,778
Volkswagen A.G.	49,973	11,162

		23,064

Spain - 0.0%
Grifols S.A., Class B	4,066	138

Total Preferred Stocks(4) (Cost $17,271)		23,202

RIGHTS - 0.0%
Austria - 0.0%
Immoeast A.G.(1) *	63,165	—
Immoeast A.G.(1) *	62,543	—

		—

Spain - 0.0%
Banco Bilbao Vizcaya Argentaria S.A.*	1,829,241	175
Repsol S.A.*	310,782	172

		347

Total Rights(4) (Cost $359)		347

INVESTMENT COMPANIES - 0.9%
iShares MSCI EAFE ETF	214,350	13,041
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5) (6)	20,291,098	20,291

Total Investment Companies (Cost $33,530)		33,332

Total Investments - 99.6% (Cost $3,371,696)		3,851,159

Other Assets less Liabilities - 0.4%		16,310

NET ASSETS - 100.0%		$3,867,469

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At December 31, 2014, the value of these restricted illiquid securities amounted to approximately $1,567,000 or 0.04% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Merlin Entertainments PLC	11/4/14	$867
WH Group Ltd.	11/4/14-11/5/14	715

(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $39,661,000 with net sales of approximately $19,370,000 during the nine months ended December 31, 2014.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2014, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Morgan Stanley	British Pound	1,303	United States Dollar	2,040	3/18/15	$11
Morgan Stanley	Danish Krone	3,934	United States Dollar	650	3/18/15	10

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Morgan Stanley	Euro	2,879	United States Dollar	3,540	3/18/15	$54
Morgan Stanley	Japanese Yen	322,913	United States Dollar	2,720	3/18/15	22
Morgan Stanley	Swiss Franc	969	United States Dollar	990	3/18/15	14
Morgan Stanley	United States Dollar	800	Australian Dollar	989	3/18/15	3
Morgan Stanley	United States Dollar	785	Australian Dollar	962	3/18/15	(4)
Goldman Sachs	United States Dollar	5,027	British Pound	3,221	3/18/15	(10)
Morgan Stanley	United States Dollar	2,000	British Pound	1,284	3/18/15	— *
Morgan Stanley	United States Dollar	3,000	Euro	2,451	3/18/15	(32)
Morgan Stanley	United States Dollar	9,360	Euro	7,526	3/18/15	(247)
Goldman Sachs	United States Dollar	6,000	Japanese Yen	702,178	3/18/15	(134)
Morgan Stanley	United States Dollar	2,200	Japanese Yen	263,866	3/18/15	5
Morgan Stanley	United States Dollar	283	Japanese Yen	33,462	3/18/15	(4)
Morgan Stanley	United States Dollar	900	Swiss Franc	888	3/18/15	(6)
UBS	United States Dollar	490	Swiss Franc	473	3/18/15	(13)

Total						$(331)

*	Amount rounds to less than one thousand.

At December 31, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Euro Stoxx 50 (Euro)	365	$13,837	Long	3/15	$288
FTSE 100 Index (British Pound)	95	9,658	Long	3/15	377
Hang Seng Index (Hong Kong Dollar)	6	915	Long	1/15	9
SPI 200 Index (Australian Dollar)	30	3,296	Long	3/15	136
Topix Index (Japanese Yen)	74	8,696	Long	3/15	(258)
Yen Denominated Nikkei 225 (Japanese Yen)	20	1,445	Long	3/15	(19)

Total					$533

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.4%
Consumer Staples	11.1
Energy	5.6
Financials	26.2
Health Care	11.0
Industrials	12.5
Information Technology	4.8
Materials	7.5
Telecommunication Services	5.0
Utilities	3.9

Total	100.0%

At December 31, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	30.2%
Japanese Yen	21.1
British Pound	20.8
Swiss Franc	9.3
Australian Dollar	7.5
All other currencies less than 5%	11.1

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions including risk, market participants would use in pricing a strategy).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Australia	$1,738	$292,023	$—	$293,761
Germany	962	326,854	—	327,816
Ireland	383	12,086	—	12,469
Israel	237	22,130	—	22,367
Netherlands	1,982	82,357	—	84,339
New Zealand	642	5,265	—	5,907
Portugal	—	5,660	11	5,671
Switzerland	19,416	359,156	—	378,572
United Kingdom	3,039	796,843	—	799,882
All Other Countries	—	1,863,494 (1)	—	1,863,494
Preferred Stocks	—	23,202	—	23,202
Rights	347	—	—	347
Investment Companies	33,332	—	—	33,332

Total Investments	$62,078	$3,789,070	$11	$3,851,159

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$810	$—	$—	$810
Forward Foreign Currency Exchange Contracts	—	119	—	119
Liabilities
Futures Contracts	(277)	—	—	(277)
Forward Foreign Currency Exchange Contracts	—	(450)	—	(450)

Total Other Financial Instruments	$533	$(331)	$—	$202

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Country	Value (000S)	Reason
Common Stocks
Netherlands	$181	Valuations at last trade price
New Zealand	642	Valuations at last trade price

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)(1)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/14 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/14 (000S)
Common Stock
Portugal	$—	$—	$—	$—	$—	$11	$—	$11	$(1,378)

(1)	The Transfers Into Level 3, noted above, are due to the Fund receiving valuations provided by the Asset Management PVC.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,495,522

Gross tax appreciation of investments	$583,918
Gross tax depreciation of investments	(228,281)

Net tax appreciation of investments	$355,637

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%
Aerospace & Defense - 2.0%
Alliant Techsystems, Inc.	27,948	$3,249
B/E Aerospace, Inc.*	92,404	5,361
Esterline Technologies Corp.*	27,952	3,066
Exelis, Inc.	163,500	2,866
Huntington Ingalls Industries, Inc.	42,390	4,767
KLX, Inc.*	46,352	1,912
Oshkosh Corp.	69,853	3,398
Triumph Group, Inc.	44,375	2,983
Woodward, Inc.	51,138	2,518

		30,120

Apparel & Textile Products - 1.4%
Carter’s, Inc.	46,467	4,057
Deckers Outdoor Corp.*	30,375	2,765
Hanesbrands, Inc.	87,471	9,764
Kate Spade & Co.*	111,371	3,565

		20,151

Asset Management - 1.2%
Eaton Vance Corp.	103,774	4,247
Federated Investors, Inc., Class B	83,662	2,755
Janus Capital Group, Inc.	129,352	2,086
SEI Investments Co.	114,300	4,577
Waddell & Reed Financial, Inc., Class A	73,264	3,650

		17,315

Automotive - 0.3%
Gentex Corp.	128,416	4,640

Banking - 5.3%
Associated Banc-Corp.	132,898	2,476
Astoria Financial Corp.	76,454	1,021
BancorpSouth, Inc.	74,238	1,671
Bank of Hawaii Corp.	38,444	2,280
Cathay General Bancorp	65,262	1,670
City National Corp.	42,105	3,402
Commerce Bancshares, Inc.	72,619	3,158
Cullen/Frost Bankers, Inc.	48,086	3,397
East West Bancorp, Inc.	125,368	4,853
First Horizon National Corp.	205,115	2,785
First Niagara Financial Group, Inc.	311,053	2,622
FirstMerit Corp.	144,973	2,739
Fulton Financial Corp.	163,037	2,015
Hancock Holding Co.	71,098	2,183
International Bancshares Corp.	50,411	1,338
New York Community Bancorp, Inc.	388,145	6,210
PacWest Bancorp	84,735	3,852
Prosperity Bancshares, Inc.	52,629	2,914
Signature Bank*	44,128	5,558
SVB Financial Group*	44,586	5,175
Synovus Financial Corp.	119,953	3,250
TCF Financial Corp.	146,631	2,330
Trustmark Corp.	59,358	1,457
Umpqua Holdings Corp.	190,279	3,237
Valley National Bancorp	192,968	1,874
Washington Federal, Inc.	85,852	1,902
Webster Financial Corp.	79,318	2,580

		77,949

Biotechnology & Pharmaceuticals - 1.9%
Cubist Pharmaceuticals, Inc.*	66,875	6,730
Endo International PLC*	134,646	9,711
Salix Pharmaceuticals Ltd.*	55,844	6,419
United Therapeutics Corp.*	41,672	5,396

		28,256

Chemicals - 2.8%
Albemarle Corp.	68,472	4,117
Ashland, Inc.	55,830	6,686
Cabot Corp.	56,066	2,459
Cytec Industries, Inc.	63,011	2,909
Minerals Technologies, Inc.	30,042	2,086
NewMarket Corp.	9,339	3,769
Olin Corp.	68,370	1,557
PolyOne Corp.	80,008	3,033
RPM International, Inc.	116,999	5,933
Sensient Technologies Corp.	42,254	2,550
Valspar (The) Corp.	66,710	5,769

		40,868

Commercial Services - 2.2%
CDK Global, Inc.	140,767	5,738
Corporate Executive Board (The) Co.	29,372	2,130
Deluxe Corp.	43,638	2,717
FTI Consulting, Inc.*	35,630	1,376
HMS Holdings Corp.*	77,348	1,635
ManpowerGroup, Inc.	69,336	4,727
Rollins, Inc.	56,461	1,869
RR Donnelley & Sons Co.	175,071	2,942
Sotheby’s	54,030	2,333
Towers Watson & Co., Class A	61,218	6,928
TravelCenters of America LLC(1) *	80,000	—

		32,395

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Construction Materials - 1.0%
Carlisle Cos., Inc.	56,334	$5,084
Eagle Materials, Inc.	44,006	3,346
Louisiana-Pacific Corp.*	124,537	2,062
MDU Resources Group, Inc.	169,658	3,987

		14,479

Consumer Products - 3.0%
Church & Dwight Co., Inc.	117,240	9,240
Dean Foods Co.	81,970	1,589
Energizer Holdings, Inc.	54,369	6,990
Flowers Foods, Inc.	161,502	3,099
Hain Celestial Group (The), Inc.*	88,302	5,147
Ingredion, Inc.	62,900	5,336
Lancaster Colony Corp.	17,149	1,606
Post Holdings, Inc.*	39,325	1,647
Tootsie Roll Industries, Inc.	17,754	544
TreeHouse Foods, Inc.*	37,210	3,183
WhiteWave Foods (The) Co.*	152,771	5,345

		43,726

Consumer Services - 1.1%
Aaron’s, Inc.	56,327	1,722
Apollo Education Group, Inc.*	84,352	2,877
DeVry Education Group, Inc.	50,159	2,381
Graham Holdings Co., Class B	3,832	3,310
Rent-A-Center, Inc.	45,991	1,670
Service Corp. International	182,165	4,135

		16,095

Containers & Packaging - 2.0%
AptarGroup, Inc.	56,766	3,794
Bemis Co., Inc.	87,719	3,966
Greif, Inc., Class A	29,854	1,410
Packaging Corp. of America	86,213	6,729
Rock-Tenn Co., Class A	122,710	7,483
Silgan Holdings, Inc.	38,163	2,045
Sonoco Products Co.	88,412	3,864

		29,291

Design, Manufacturing & Distribution - 0.9%
Arrow Electronics, Inc.*	84,920	4,916
Avnet, Inc.	120,068	5,165
Jabil Circuit, Inc.	170,037	3,712

		13,793

Distributors - Consumer Staples - 0.2%
United Natural Foods, Inc.*	43,825	3,389

Distributors - Discretionary - 0.9%
Ingram Micro, Inc., Class A*	137,043	3,788
LKQ Corp.*	265,376	7,462
Tech Data Corp.*	33,587	2,124

		13,374

Electrical Equipment - 2.6%
A.O. Smith Corp.	65,661	3,704
Acuity Brands, Inc.	38,055	5,330
Belden, Inc.	37,545	2,959
Cognex Corp.*	75,938	3,139
Hubbell, Inc., Class B	47,556	5,081
Itron, Inc.*	34,340	1,452
Keysight Technologies, Inc.*	146,717	4,955
Lennox International, Inc.	38,784	3,687
National Instruments Corp.	88,206	2,742
Trimble Navigation Ltd.*	226,836	6,020

		39,069

Engineering & Construction Services - 0.5%
AECOM Technology Corp.*	135,039	4,101
Granite Construction, Inc.	31,853	1,211
KBR, Inc.	126,609	2,146

		7,458

Forest & Paper Products - 0.2%
Domtar Corp.	56,455	2,271

Gaming, Lodging & Restaurants - 1.3%
Brinker International, Inc.	55,772	3,273
Cheesecake Factory (The), Inc.	40,058	2,015
Domino’s Pizza, Inc.	48,206	4,540
International Game Technology	216,383	3,733
Panera Bread Co., Class A*	22,448	3,924
Wendy’s (The) Co.	239,795	2,165

		19,650

Hardware - 3.1%
3D Systems Corp.*	91,969	3,023
ARRIS Group, Inc.*	115,412	3,484
Ciena Corp.*	93,110	1,807
Diebold, Inc.	56,757	1,966
FEI Co.	36,445	3,293
Fortinet, Inc.*	121,518	3,726
InterDigital, Inc.	32,806	1,735
JDS Uniphase Corp.*	202,223	2,775
Knowles Corp.*	75,027	1,767
Lexmark International, Inc., Class A	54,080	2,232

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Hardware - 3.1% continued
NCR Corp.*	147,730	$4,305
Plantronics, Inc.	37,652	1,996
Polycom, Inc.*	119,587	1,614
Riverbed Technology, Inc.*	135,252	2,761
Rovi Corp.*	83,210	1,880
VeriFone Systems, Inc.*	98,886	3,679
Zebra Technologies Corp., Class A*	44,700	3,460

		45,503

Health Care Facilities & Services - 3.8%
Centene Corp.*	51,401	5,338
Charles River Laboratories International, Inc.*	40,943	2,606
Community Health Systems, Inc.*	101,849	5,492
Covance, Inc.*	49,616	5,152
Health Net, Inc.*	68,429	3,663
Henry Schein, Inc.*	73,766	10,043
LifePoint Hospitals, Inc.*	39,612	2,848
MEDNAX, Inc.*	88,004	5,818
Omnicare, Inc.	85,754	6,254
Owens & Minor, Inc.	55,445	1,947
VCA, Inc.*	73,786	3,598
WellCare Health Plans, Inc.*	38,419	3,153

		55,912

Home & Office Products - 2.0%
Fortune Brands Home & Security, Inc.	138,212	6,257
Herman Miller, Inc.	52,325	1,540
HNI Corp.	39,064	1,995
KB Home	80,361	1,330
MDC Holdings, Inc.	34,251	907
NVR, Inc.*	3,364	4,290
Scotts Miracle-Gro (The) Co., Class A	38,852	2,421
Tempur Sealy International, Inc.*	53,571	2,941
Toll Brothers, Inc.*	142,104	4,870
Tupperware Brands Corp.	44,174	2,783

		29,334

Industrial Services - 0.4%
MSC Industrial Direct Co., Inc., Class A	44,383	3,606
Watsco, Inc.	23,920	2,560

		6,166

Institutional Financial Services - 0.7%
CBOE Holdings, Inc.	73,956	4,690
Raymond James Financial, Inc.	110,188	6,313

		11,003

Insurance - 4.5%
Alleghany Corp.*	14,145	6,556
American Financial Group, Inc.	64,773	3,933
Arthur J Gallagher & Co.	141,445	6,659
Aspen Insurance Holdings Ltd.	54,387	2,381
Brown & Brown, Inc.	103,059	3,392
Everest Re Group Ltd.	39,654	6,753
Hanover Insurance Group (The), Inc.	38,666	2,758
HCC Insurance Holdings, Inc.	84,854	4,541
Kemper Corp.	43,958	1,587
Mercury General Corp.	31,984	1,813
Old Republic International Corp.	211,831	3,099
Primerica, Inc.	46,378	2,516
Protective Life Corp.	69,074	4,811
Reinsurance Group of America, Inc.	60,194	5,274
RenaissanceRe Holdings Ltd.	33,637	3,270
StanCorp Financial Group, Inc.	36,684	2,563
WR Berkley Corp.	88,902	4,557

		66,463

Iron & Steel - 1.3%
Carpenter Technology Corp.	46,674	2,299
Cliffs Natural Resources, Inc.	133,263	951
Commercial Metals Co.	104,129	1,696
Reliance Steel & Aluminum Co.	68,221	4,180
Steel Dynamics, Inc.	211,163	4,168
TimkenSteel Corp.	33,798	1,252
United States Steel Corp.	127,890	3,420
Worthington Industries, Inc.	44,148	1,328

		19,294

Leisure Products - 1.5%
Brunswick Corp.	81,260	4,165
Jarden Corp.*	156,661	7,501
Polaris Industries, Inc.	53,538	8,097
Thor Industries, Inc.	40,818	2,281

		22,044

Machinery - 2.7%
AGCO Corp.	73,585	3,326
Crane Co.	43,396	2,547
Graco, Inc.	52,125	4,179
IDEX Corp.	69,473	5,408
ITT Corp.	80,178	3,244
Kennametal, Inc.	69,047	2,471
Lincoln Electric Holdings, Inc.	68,140	4,708
MSA Safety, Inc.	27,677	1,469

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Machinery - 2.7% continued
Nordson Corp.	51,276	$3,998
Regal-Beloit Corp.	39,251	2,952
SPX Corp.	35,958	3,089
Terex Corp.	94,617	2,638

		40,029

Manufactured Goods - 0.4%
Timken (The) Co.	65,043	2,776
Valmont Industries, Inc.	21,589	2,742

		5,518

Media - 1.1%
AMC Networks, Inc., Class A*	51,839	3,306
AOL, Inc.*	68,238	3,151
DreamWorks Animation SKG, Inc., Class A*	63,011	1,407
John Wiley & Sons, Inc., Class A	41,146	2,437
Meredith Corp.	31,896	1,733
New York Times (The) Co., Class A	114,542	1,514
Time, Inc.	95,579	2,352

		15,900

Medical Equipment & Devices - 4.0%
Align Technology, Inc.*	63,150	3,531
Bio-Rad Laboratories, Inc., Class A*	18,081	2,180
Bio-Techne Corp.	32,457	2,999
Cooper (The) Cos., Inc.	42,363	6,867
Halyard Health, Inc.*	40,534	1,843
Hill-Rom Holdings, Inc.	50,440	2,301
Hologic, Inc.*	212,455	5,681
IDEXX Laboratories, Inc.*	41,843	6,204
Mettler-Toledo International, Inc.*	25,004	7,563
ResMed, Inc.	122,210	6,851
Sirona Dental Systems, Inc.*	48,420	4,230
STERIS Corp.	51,960	3,369
Teleflex, Inc.	36,187	4,155
Thoratec Corp.*	47,936	1,556

		59,330

Metals & Mining - 0.5%
Compass Minerals International, Inc.	29,574	2,568
Harsco Corp.	71,443	1,349
Royal Gold, Inc.	56,995	3,574

		7,491

Oil, Gas & Coal - 4.2%
Atwood Oceanics, Inc.	52,882	1,500
California Resources Corp.*	266,716	1,470
CARBO Ceramics, Inc.	16,942	678
Dresser-Rand Group, Inc.*	67,190	5,496
Dril-Quip, Inc.*	34,450	2,643
Energen Corp.	64,099	4,087
Gulfport Energy Corp.*	74,899	3,126
Helix Energy Solutions Group, Inc.*	86,384	1,875
HollyFrontier Corp.	171,481	6,427
Murphy USA, Inc.*	37,722	2,598
NOW, Inc.*	93,928	2,417
Oceaneering International, Inc.	92,030	5,412
Oil States International, Inc.*	46,445	2,271
Patterson-UTI Energy, Inc.	128,647	2,134
Peabody Energy Corp.	238,841	1,849
Rosetta Resources, Inc.*	53,413	1,192
Rowan Cos. PLC, Class A	109,356	2,550
SM Energy Co.	59,138	2,282
Superior Energy Services, Inc.	132,889	2,678
Tidewater, Inc.	43,920	1,423
Unit Corp.*	40,035	1,365
Western Refining, Inc.	63,686	2,406
World Fuel Services Corp.	63,032	2,958
WPX Energy, Inc.*	178,300	2,074

		62,911

Passenger Transportation - 0.7%
Alaska Air Group, Inc.	115,274	6,889
JetBlue Airways Corp.*	214,606	3,403

		10,292

Real Estate - 0.5%
Alexander & Baldwin, Inc.	39,750	1,560
Jones Lang LaSalle, Inc.	39,357	5,901

		7,461

Real Estate Investment Trusts - 9.7%
Alexandria Real Estate Equities, Inc.	63,123	5,602
American Campus Communities, Inc.	91,826	3,798
BioMed Realty Trust, Inc.	173,025	3,727
Camden Property Trust	75,724	5,591
Corporate Office Properties Trust	81,009	2,298
Corrections Corp. of America	101,840	3,701
Duke Realty Corp.	299,352	6,047
Equity One, Inc.	67,243	1,705
Extra Space Storage, Inc.	96,905	5,682
Federal Realty Investment Trust	59,754	7,975

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Real Estate Investment Trusts - 9.7% continued
Highwoods Properties, Inc.	79,961	$3,541
Home Properties, Inc.	50,433	3,308
Hospitality Properties Trust	131,030	4,062
Kilroy Realty Corp.	73,594	5,083
Lamar Advertising Co., Class A	70,053	3,758
LaSalle Hotel Properties	97,591	3,949
Liberty Property Trust	130,163	4,898
Mack-Cali Realty Corp.	73,615	1,403
Mid-America Apartment Communities, Inc.	65,747	4,910
National Retail Properties, Inc.	115,787	4,559
Omega Healthcare Investors, Inc.	111,311	4,349
Potlatch Corp.	35,804	1,499
Rayonier, Inc.	110,956	3,100
Rayonier, Inc. - (Fractional Shares)	50,000	—
Realty Income Corp.	195,061	9,306
Regency Centers Corp.	81,791	5,217
Senior Housing Properties Trust	178,328	3,943
SL Green Realty Corp.	84,539	10,062
Tanger Factory Outlet Centers, Inc.	84,121	3,109
Taubman Centers, Inc.	55,555	4,246
UDR, Inc.	223,659	6,893
Washington Prime Group, Inc.	136,225	2,346
Weingarten Realty Investors	98,371	3,435

		143,102

Recreational Facilities & Services - 0.6%
Cinemark Holdings, Inc.	91,211	3,245
International Speedway Corp., Class A	24,346	771
Life Time Fitness, Inc.*	31,652	1,792
Live Nation Entertainment, Inc.*	126,406	3,300

		9,108

Renewable Energy - 0.3%
SunEdison, Inc.*	221,108	4,314

Retail - Consumer Staples - 0.4%
Big Lots, Inc.	46,623	1,866
CST Brands, Inc.	67,793	2,956
SUPERVALU, Inc.*	179,760	1,744

		6,566

Retail - Discretionary - 4.0%
Abercrombie & Fitch Co., Class A	62,871	1,801
Advance Auto Parts, Inc.	63,916	10,181
American Eagle Outfitters, Inc.	153,912	2,136
ANN, Inc.*	40,380	1,473
Ascena Retail Group, Inc.*	114,718	1,441
Cabela’s, Inc.*	41,856	2,206
Chico’s FAS, Inc.	134,270	2,176
Copart, Inc.*	99,279	3,623
Dick’s Sporting Goods, Inc.	86,170	4,278
Foot Locker, Inc.	124,473	6,993
Guess?, Inc.	56,254	1,186
HSN, Inc.	28,507	2,167
J.C. Penney Co., Inc.*	268,528	1,740
Office Depot, Inc.*	423,399	3,631
Signet Jewelers Ltd.	70,199	9,236
Williams-Sonoma, Inc.	75,057	5,680

		59,948

Semiconductors - 3.4%
Advanced Micro Devices, Inc.*	552,727	1,476
Atmel Corp.*	365,941	3,072
Cree, Inc.*	104,282	3,360
Cypress Semiconductor Corp.*	129,475	1,849
Fairchild Semiconductor International, Inc.*	103,435	1,746
Integrated Device Technology, Inc.*	129,600	2,540
International Rectifier Corp.*	62,825	2,507
Intersil Corp., Class A	113,790	1,647
IPG Photonics Corp.*	31,099	2,330
RF Micro Devices, Inc.*	511,283	8,482
Semtech Corp.*	58,342	1,608
Silicon Laboratories, Inc.*	34,448	1,640
Skyworks Solutions, Inc.	167,073	12,148
Teradyne, Inc.	189,227	3,745
Vishay Intertechnology, Inc.	118,080	1,671

		49,821

Software - 3.9%
ACI Worldwide, Inc.*	100,414	2,025
Acxiom Corp.*	67,049	1,359
Advent Software, Inc.	38,536	1,181
Allscripts Healthcare Solutions, Inc.*	147,489	1,883
ANSYS, Inc.*	80,601	6,609
Cadence Design Systems, Inc.*	256,590	4,867
CommVault Systems, Inc.*	37,582	1,943
Informatica Corp.*	95,313	3,635
Jack Henry & Associates, Inc.	71,648	4,452
Mentor Graphics Corp.	85,548	1,875
NeuStar, Inc., Class A*	47,758	1,328
PTC, Inc.*	101,843	3,733
Rackspace Hosting, Inc.*	104,441	4,889

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Software - 3.9% continued
SolarWinds, Inc.*	57,434	$2,862
Solera Holdings, Inc.	59,547	3,048
Synopsys, Inc.*	136,534	5,935
Tyler Technologies, Inc.*	28,845	3,157
Ultimate Software Group (The), Inc.*	24,932	3,660

		58,441

Specialty Finance - 1.3%
CoreLogic, Inc.*	78,236	2,472
First American Financial Corp.	93,816	3,180
GATX Corp.	38,811	2,233
Global Payments, Inc.	59,262	4,784
SLM Corp.	370,188	3,772
WEX, Inc.*	33,956	3,359

		19,800

Technology Services - 2.1%
Broadridge Financial Solutions, Inc.	105,173	4,857
Convergys Corp.	87,895	1,790
DST Systems, Inc.	25,796	2,429
FactSet Research Systems, Inc.	34,065	4,795
Fair Isaac Corp.	28,171	2,037
Gartner, Inc.*	77,164	6,498
Leidos Holdings, Inc.	54,520	2,373
MSCI, Inc.	98,148	4,656
Science Applications International Corp.	35,627	1,764

		31,199

Telecom - 0.9%
Equinix, Inc.	48,013	10,886
Telephone & Data Systems, Inc.	85,914	2,169

		13,055

Transportation & Logistics - 1.8%
Con-way, Inc.	50,769	2,497
Genesee & Wyoming, Inc., Class A*	44,957	4,042
JB Hunt Transport Services, Inc.	81,027	6,826
Kirby Corp.*	50,001	4,037
Landstar System, Inc.	39,110	2,837
Old Dominion Freight Line, Inc.*	59,711	4,636
Werner Enterprises, Inc.	38,969	1,214

		26,089

Transportation Equipment - 0.7%
Trinity Industries, Inc.	136,482	3,823
Wabtec Corp.	84,276	7,323

		11,146

Utilities - 4.4%
Alliant Energy Corp.	97,244	6,459
Aqua America, Inc.	154,746	4,132
Atmos Energy Corp.	87,717	4,889
Black Hills Corp.	39,269	2,083
Cleco Corp.	52,941	2,887
Great Plains Energy, Inc.	135,075	3,837
Hawaiian Electric Industries, Inc.	89,913	3,010
IDACORP, Inc.	43,973	2,911
National Fuel Gas Co.	73,864	5,136
OGE Energy Corp.	174,599	6,195
ONE Gas, Inc.	45,309	1,868
PNM Resources, Inc.	70,044	2,075
Questar Corp.	153,765	3,887
UGI Corp.	151,294	5,746
Vectren Corp.	72,195	3,338
Westar Energy, Inc.	114,634	4,727
WGL Holdings, Inc.	43,293	2,365

		65,545

Waste & Environment Services & Equipment - 1.0%
CLARCOR, Inc.	43,836	2,921
Clean Harbors, Inc.*	47,929	2,303
Donaldson Co., Inc.	112,018	4,327
Waste Connections, Inc.	108,493	4,773

		14,324

Total Common Stocks (Cost $1,026,335)		1,431,398

INVESTMENT COMPANIES - 3.6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	54,012,522	54,013

Total Investment Companies (Cost $54,013)		54,013

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.03%, 4/30/15(4)	$3,200	$3,200

Total Short-Term Investments (Cost $3,199)		3,200

Total Investments - 100.5% (Cost $1,083,547)		1,488,611

Liabilities less Other Assets - (0.5)%		(8,062)

NET ASSETS - 100.0%		$1,480,549

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $23,834,000 with net purchases of approximately $30,179,000 during the nine months ended December 31, 2014.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P MidCap 400	376	$54,467	Long	3/15	$1,312

At December 31, 2014, the industry sectors for the Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.6%
Consumer Staples	3.4
Energy	4.0
Financials	23.4
Health Care	10.3
Industrials	15.1
Information Technology	17.8
Materials	7.4
Telecommunication Services	0.1
Utilities	4.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$1,431,398	(1)	$—	$—	$1,431,398
Investment Companies	54,013		—	—	54,013
Short-Term Investments	—		3,200	—	3,200

Total Investments	$1,485,411		$3,200	$—	$1,488,611

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,312		$—	$—	$1,312

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,099,385

Gross tax appreciation of investments	$423,851
Gross tax depreciation of investments	(34,625)

Net tax appreciation of investments	$389,226

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%
Aerospace & Defense - 1.4%
AAR Corp.	21,613	$600
Aerovironment, Inc.*	10,387	283
Astronics Corp.*	10,279	569
Ducommun, Inc.*	5,867	148
Erickson, Inc.*	3,348	28
Esterline Technologies Corp.*	17,208	1,887
GenCorp, Inc.*	32,667	598
HEICO Corp.	35,802	2,162
LMI Aerospace, Inc.*	5,829	82
Moog, Inc., Class A*	22,371	1,656
National Presto Industries, Inc.	2,667	155
Orbital Sciences Corp.*	33,144	891
SIFCO Industries, Inc.	1,397	41
Smith & Wesson Holding Corp.*	30,279	287
Sturm Ruger & Co., Inc.	10,589	367
TASER International, Inc.*	29,369	778
Teledyne Technologies, Inc.*	20,342	2,090
Woodward, Inc.	35,816	1,763

		14,385

Apparel & Textile Products - 1.0%
Albany International Corp., Class A	15,372	584
Columbia Sportswear Co.	15,017	669
Crocs, Inc.*	43,766	547
Culp, Inc.	4,745	103
G-III Apparel Group Ltd.*	10,485	1,059
Iconix Brand Group, Inc.*	26,311	889
Movado Group, Inc.	10,002	284
Oxford Industries, Inc.	7,935	438
Perry Ellis International, Inc.*	6,706	174
Quiksilver, Inc.*	74,319	164
Sequential Brands Group, Inc.*	9,302	122
Skechers U.S.A., Inc., Class A*	21,396	1,182
Steven Madden Ltd.*	31,896	1,015
Tumi Holdings, Inc.*	27,667	657
Unifi, Inc.*	8,082	240
Vera Bradley, Inc.*	12,018	245
Vince Holding Corp.*	6,157	161
Weyco Group, Inc.	3,570	106
Wolverine World Wide, Inc.	54,411	1,603

		10,242

Asset Management - 0.8%
Acacia Research Corp.	27,288	462
Altisource Asset Management Corp.*	770	239
Ashford, Inc.*	438	41
Caesars Acquisition Co., Class A*	25,206	260
Calamos Asset Management, Inc., Class A	9,118	121
Cohen & Steers, Inc.	10,560	444
Diamond Hill Investment Group, Inc.	1,562	216
FCB Financial Holdings, Inc., Class A*	4,501	111
Fifth Street Asset Management, Inc.*	2,484	35
Financial Engines, Inc.	28,152	1,029
GAMCO Investors, Inc., Class A	3,538	315
Home Loan Servicing Solutions Ltd.	38,900	759
Janus Capital Group, Inc.	81,870	1,321
Ladenburg Thalmann Financial Services, Inc.*	55,069	217
Manning & Napier, Inc.	7,458	103
Medley Management, Inc., Class A	2,125	31
OM Asset Management PLC*	12,810	208
Oppenheimer Holdings, Inc., Class A	5,470	127
Pzena Investment Management, Inc., Class A	6,433	61
Safeguard Scientifics, Inc.*	11,380	225
Silvercrest Asset Management Group, Inc., Class A	3,063	48
Virtus Investment Partners, Inc.	3,870	660
Westwood Holdings Group, Inc.	4,039	250
WisdomTree Investments, Inc.	58,878	923

		8,206

Automotive - 1.3%
Actuant Corp., Class A	35,521	968
American Axle & Manufacturing Holdings, Inc.*	37,016	836
Cooper Tire & Rubber Co.	31,283	1,084
Cooper-Standard Holding, Inc.*	7,466	432
Dana Holding Corp.	91,503	1,989
Dorman Products, Inc.*	14,775	713
Federal-Mogul Holdings Corp.*	15,897	256
Fuel Systems Solutions, Inc.*	7,626	83
Gentherm, Inc.*	19,306	707
Metaldyne Performance Group, Inc.*	1,507	26
Methode Electronics, Inc.	20,728	757
Miller Industries, Inc.	6,287	131
Modine Manufacturing Co.*	25,879	352
Motorcar Parts of America, Inc.*	9,756	303
Remy International, Inc.	8,931	—
Remy International, Inc.	7,818	163
Standard Motor Products, Inc.	10,776	411

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Automotive - 1.3% continued
Strattec Security Corp.	1,911	$158
Superior Industries International, Inc.	13,034	258
Tenneco, Inc.*	32,709	1,852
Tower International, Inc.*	11,172	285
TriMas Corp.*	24,728	774

		12,538

Banking - 8.5%
1st Source Corp.	8,282	284
American National Bankshares, Inc.	4,303	107
Ameris Bancorp	13,651	350
Ames National Corp.	4,557	118
Anchor BanCorp Wisconsin, Inc.*	1,895	65
Arrow Financial Corp.	6,029	166
Astoria Financial Corp.	47,354	633
Banc of California, Inc.	17,286	198
BancFirst Corp.	3,933	249
Banco Latinoamericano de Comercio Exterior S.A., Class E	16,211	488
Bancorp (The), Inc.*	18,220	198
BancorpSouth, Inc.	51,501	1,159
Bank Mutual Corp.	25,691	176
Bank of Kentucky Financial (The) Corp.	3,393	164
Bank of Marin Bancorp	3,252	171
Bank of the Ozarks, Inc.	42,972	1,630
BankFinancial Corp.	10,266	122
Banner Corp.	10,658	459
BBCN Bancorp, Inc.	43,465	625
Beneficial Mutual Bancorp, Inc.*	16,186	199
Berkshire Hills Bancorp, Inc.	13,656	364
Blue Hills Bancorp, Inc.*	15,581	212
BNC Bancorp	11,001	189
BofI Holding, Inc.*	7,756	604
Boston Private Financial Holdings, Inc.	43,678	588
Bridge Bancorp, Inc.	6,373	170
Bridge Capital Holdings*	5,415	121
Brookline Bancorp, Inc.	38,920	390
Bryn Mawr Bank Corp.	7,538	236
C1 Financial, Inc.*	1,755	32
Camden National Corp.	4,093	163
Capital Bank Financial Corp., Class A*	12,245	328
Capital City Bank Group, Inc.	5,887	91
Capitol Federal Financial, Inc.	76,617	979
Cardinal Financial Corp.	17,609	349
Cascade Bancorp*	16,406	85
Cathay General Bancorp	43,569	1,115
Centerstate Banks, Inc.	19,585	233
Central Pacific Financial Corp.	9,427	203
Century Bancorp, Inc., Class A	1,829	73
Charter Financial Corp.	7,826	90
Chemical Financial Corp.	17,881	548
Citizens & Northern Corp.	6,822	141
City Holding Co.	8,536	397
Clifton Bancorp, Inc.	14,548	198
CNB Financial Corp.	7,954	147
CoBiz Financial, Inc.	19,767	260
Columbia Banking System, Inc.	30,379	839
Community Bank System, Inc.	22,210	847
Community Trust Bancorp, Inc.	8,473	310
CommunityOne Bancorp*	6,396	73
ConnectOne Bancorp, Inc.	12,447	236
CU Bancorp*	5,497	119
Customers Bancorp, Inc.*	14,066	274
CVB Financial Corp.	57,879	927
Dime Community Bancshares, Inc.	18,100	295
Eagle Bancorp, Inc.*	13,746	488
Enterprise Bancorp, Inc.	4,067	103
Enterprise Financial Services Corp.	10,488	207
ESB Financial Corp.	7,212	137
EverBank Financial Corp.	49,824	950
Fidelity Southern Corp.	9,136	147
Financial Institutions, Inc.	7,638	192
First BanCorp*	56,421	331
First Bancorp	10,872	201
First Bancorp, Inc.	5,359	97
First Busey Corp.	40,008	260
First Business Financial Services, Inc.	2,168	104
First Citizens BancShares, Inc., Class A	4,138	1,046
First Commonwealth Financial Corp.	51,196	472
First Community Bancshares, Inc.	9,090	150
First Connecticut Bancorp, Inc.	8,927	146
First Defiance Financial Corp.	5,332	182
First Financial Bancorp	31,348	583
First Financial Bankshares, Inc.	33,723	1,008
First Financial Corp.	6,280	224
First Financial Northwest, Inc.	8,060	97
First Interstate BancSystem, Inc., Class A	9,971	277
First Merchants Corp.	19,624	446
First Midwest Bancorp, Inc.	41,190	705

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Banking - 8.5% continued
First NBC Bank Holding Co.*	8,224	$289
First of Long Island (The) Corp.	6,605	187
FirstMerit Corp.	89,300	1,687
Flushing Financial Corp.	16,688	338
FNB Corp.	93,282	1,243
Fox Chase Bancorp, Inc.	6,598	110
Franklin Financial Corp.*	5,354	113
German American Bancorp, Inc.	7,089	216
Glacier Bancorp, Inc.	40,764	1,132
Great Southern Bancorp, Inc.	5,716	227
Great Western Bancorp, Inc.*	9,774	223
Green Bancorp, Inc.*	2,538	31
Guaranty Bancorp	8,096	117
Hampton Roads Bankshares, Inc.*	18,964	32
Hancock Holding Co.	45,130	1,385
Hanmi Financial Corp.	17,306	377
Heartland Financial USA, Inc.	8,484	230
Heritage Commerce Corp.	11,521	102
Heritage Financial Corp.	16,395	288
Heritage Oaks Bancorp	12,271	103
Home BancShares, Inc.	28,771	925
HomeTrust Bancshares, Inc.*	11,467	191
Horizon Bancorp	5,074	133
Hudson Valley Holding Corp.	8,133	221
Iberiabank Corp.	16,854	1,093
Independent Bank Corp.	13,029	558
Independent Bank Corp.	12,614	165
Independent Bank Group, Inc.	5,037	197
International Bancshares Corp.	29,692	788
Investors Bancorp, Inc.	196,627	2,207
Kearny Financial Corp.*	7,738	106
Lakeland Bancorp, Inc.	20,947	245
Lakeland Financial Corp.	9,103	396
LegacyTexas Financial Group, Inc.	21,778	519
Macatawa Bank Corp.	14,413	78
MainSource Financial Group, Inc.	10,987	230
MB Financial, Inc.	35,375	1,162
Mercantile Bank Corp.	9,267	195
Merchants Bancshares, Inc.	2,836	87
Meridian Bancorp, Inc.*	11,216	126
Metro Bancorp, Inc.*	7,815	203
MidSouth Bancorp, Inc.	4,525	78
MidWestOne Financial Group, Inc.	3,789	109
National Bank Holdings Corp., Class A	19,993	388
National Bankshares, Inc.	3,833	116
National Penn Bancshares, Inc.	67,856	714
NBT Bancorp, Inc.	23,680	622
NewBridge Bancorp*	18,519	161
Northfield Bancorp, Inc.	25,927	384
Northrim BanCorp, Inc.	3,725	98
Northwest Bancshares, Inc.	51,774	649
OceanFirst Financial Corp.	7,389	127
OFG Bancorp	24,467	407
Old Line Bancshares, Inc.	4,614	73
Old National Bancorp	62,812	935
Opus Bank*	2,823	80
Oritani Financial Corp.	24,878	383
Pacific Continental Corp.	9,801	139
Pacific Premier Bancorp, Inc.*	9,463	164
Palmetto Bancshares, Inc.	2,505	42
Park National Corp.	6,948	615
Park Sterling Corp.	24,690	181
Peapack Gladstone Financial Corp.	6,572	122
Penns Woods Bancorp, Inc.	2,657	131
Peoples Bancorp, Inc.	7,462	193
Peoples Financial Services Corp.	4,159	207
Pinnacle Financial Partners, Inc.	19,457	769
Preferred Bank	6,469	180
PrivateBancorp, Inc.	39,231	1,310
Prosperity Bancshares, Inc.	38,237	2,117
Provident Financial Services, Inc.	32,930	595
Renasant Corp.	17,154	496
Republic Bancorp, Inc., Class A	5,428	134
Republic First Bancorp, Inc.*	17,041	64
S&T Bancorp, Inc.	16,122	481
Sandy Spring Bancorp, Inc.	13,570	354
Seacoast Banking Corp. of Florida*	10,654	146
ServisFirst Bancshares, Inc.	1,032	34
Sierra Bancorp	6,709	118
Simmons First National Corp., Class A	8,864	360
South State Corp.	13,183	884
Southside Bancshares, Inc.	13,052	377
Southwest Bancorp, Inc.	10,909	189
Square 1 Financial, Inc. Class A*	3,731	92
State Bank Financial Corp.	17,711	354
Sterling Bancorp	45,614	656
Stock Yards Bancorp, Inc.	8,091	270
Stonegate Bank	5,483	162

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Banking - 8.5% continued
Suffolk Bancorp	6,383	$145
Sun Bancorp, Inc.*	4,698	91
Susquehanna Bancshares, Inc.	102,816	1,381
Talmer Bancorp, Inc. Class A	9,870	139
Territorial Bancorp, Inc.	4,805	104
Texas Capital Bancshares, Inc.*	24,582	1,336
Tompkins Financial Corp.	8,054	445
Towne Bank	15,950	241
Trico Bancshares	12,353	305
TriState Capital Holdings, Inc.*	12,171	125
Triumph Bancorp, Inc.*	4,330	59
TrustCo Bank Corp. NY	51,393	373
Trustmark Corp.	35,499	871
UMB Financial Corp.	20,211	1,150
Umpqua Holdings Corp.	91,257	1,552
Union Bankshares Corp.	25,278	609
United Bankshares, Inc.	37,030	1,387
United Community Banks, Inc.	27,244	516
United Community Financial Corp.	27,115	146
United Financial Bancorp, Inc.	28,643	411
Univest Corp. of Pennsylvania	8,971	182
Valley National Bancorp	122,031	1,185
Washington Federal, Inc.	53,818	1,192
Washington Trust Bancorp, Inc.	8,103	326
Waterstone Financial, Inc.	18,932	249
Webster Financial Corp.	48,443	1,576
WesBanco, Inc.	14,247	496
West Bancorporation, Inc.	8,815	150
Westamerica Bancorporation	14,382	705
Western Alliance Bancorp*	41,330	1,149
Wilshire Bancorp, Inc.	38,180	387
Wintrust Financial Corp.	24,975	1,168
WSFS Financial Corp.	4,837	372
Yadkin Financial Corp.*	11,221	220

		84,598

Biotechnology & Pharmaceuticals - 6.9%
ACADIA Pharmaceuticals, Inc.*	43,134	1,369
Acceleron Pharma, Inc.*	9,063	353
AcelRx Pharmaceuticals, Inc.*	13,677	92
Aceto Corp.	15,832	344
Achaogen, Inc.*	3,801	50
Achillion Pharmaceuticals, Inc.*	52,891	648
Acorda Therapeutics, Inc.*	22,749	930
Actinium Pharmaceuticals, Inc.*	11,704	69
Adamas Pharmaceuticals, Inc.*	1,600	28
Aegerion Pharmaceuticals, Inc.*	16,093	337
Aerie Pharmaceuticals, Inc.*	5,786	169
Agenus, Inc.*	34,247	136
Agios Pharmaceuticals, Inc.*	7,889	884
Akebia Therapeutics, Inc.*	4,311	50
Akorn, Inc.*	34,112	1,235
Albany Molecular Research, Inc.*	12,976	211
Alder Biopharmaceuticals, Inc.*	4,401	128
Alimera Sciences, Inc.*	14,437	80
AMAG Pharmaceuticals, Inc.*	12,063	514
Amphastar Pharmaceuticals, Inc.*	5,014	58
Ampio Pharmaceuticals, Inc.*	22,551	77
Anacor Pharmaceuticals, Inc.*	17,942	579
ANI Pharmaceuticals, Inc.*	3,788	214
Anika Therapeutics, Inc.*	7,946	324
Antares Pharma, Inc.*	64,206	165
Applied Genetic Technologies Corp.*	3,077	65
Aratana Therapeutics, Inc.*	15,672	279
Ardelyx, Inc.*	2,673	50
Arena Pharmaceuticals, Inc.*	119,824	416
ARIAD Pharmaceuticals, Inc.*	89,959	618
Array BioPharma, Inc.*	69,320	328
Arrowhead Research Corp.*	28,256	209
Atara Biotherapeutics, Inc.*	3,128	84
Auspex Pharmaceuticals, Inc.*	5,082	267
Auxilium Pharmaceuticals, Inc.*	27,506	946
Avalanche Biotechnologies, Inc.*	3,773	204
Avanir Pharmaceuticals, Inc.*	105,417	1,787
Bellicum Pharmaceuticals, Inc.*	194	4
BioCryst Pharmaceuticals, Inc.*	38,132	464
BioDelivery Sciences International, Inc.*	22,773	274
Bio-Path Holdings, Inc.*	40,443	108
BioSpecifics Technologies Corp.*	1,978	76
BioTime, Inc.*	28,623	107
Bluebird Bio, Inc.*	11,963	1,097
Calithera Biosciences, Inc.*	4,181	84
Cambrex Corp.*	16,617	359
Cara Therapeutics, Inc.*	3,062	31
Celldex Therapeutics, Inc.*	48,894	892
Cellular Dynamics International, Inc.*	5,342	34
Cempra, Inc.*	13,827	325
ChemoCentryx, Inc.*	15,056	103
Chimerix, Inc.*	16,158	650

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Biotechnology & Pharmaceuticals - 6.9% continued
Clovis Oncology, Inc.*	13,481	$755
Coherus Biosciences, Inc.*	2,634	43
Corcept Therapeutics, Inc.*	28,282	85
CTI BioPharma Corp.*	83,903	198
Cytokinetics, Inc.*	19,448	156
CytRx Corp.*	30,727	84
Depomed, Inc.*	31,858	513
Dermira, Inc.*	3,506	63
Dicerna Pharmaceuticals, Inc.*	1,996	33
Dyax Corp.*	74,313	1,045
Dynavax Technologies Corp.*	14,470	244
Egalet Corp.*	2,218	13
Eleven Biotherapeutics, Inc.*	2,587	31
Emergent Biosolutions, Inc.*	15,866	432
Enanta Pharmaceuticals, Inc.*	5,694	290
Endocyte, Inc.*	20,421	128
Epizyme, Inc.*	7,054	133
Esperion Therapeutics, Inc.*	3,208	130
Exelixis, Inc.*	107,263	154
FibroGen, Inc.*	4,577	125
Five Prime Therapeutics, Inc.*	9,491	256
Flexion Therapeutics, Inc.*	3,688	74
Furiex Pharmaceuticals, Inc.(1) *	3,926	—
Galectin Therapeutics, Inc.*	9,922	34
Galena Biopharma, Inc.*	65,033	98
Genocea Biosciences, Inc.*	2,208	15
Geron Corp.	86,381	281
Halozyme Therapeutics, Inc.*	56,454	545
Heron Therapeutics, Inc.*	12,692	128
Horizon Pharma PLC*	35,452	457
Hyperion Therapeutics, Inc.*	7,496	180
Idera Pharmaceuticals, Inc.*	33,163	146
Immune Design Corp.*	3,316	102
ImmunoGen, Inc.*	46,773	285
Immunomedics, Inc.*	44,436	213
Impax Laboratories, Inc.*	38,331	1,214
Infinity Pharmaceuticals, Inc.*	26,380	446
Inovio Pharmaceuticals, Inc.*	32,652	300
Insmed, Inc.*	26,895	416
Insys Therapeutics, Inc.*	5,504	232
Intersect ENT, Inc.*	3,170	59
Intra-Cellular Therapies, Inc.*	9,422	166
Intrexon Corp.*	19,378	533
Ironwood Pharmaceuticals, Inc.*	65,390	1,002
Isis Pharmaceuticals, Inc.*	63,639	3,929
Juno Therapeutics, Inc.*	70	4
Karyopharm Therapeutics, Inc.*	7,421	278
Keryx Biopharmaceuticals, Inc.*	50,015	708
Kindred Biosciences, Inc.*	5,886	44
Kite Pharma, Inc.*	5,156	297
KYTHERA Biopharmaceuticals, Inc.*	9,435	327
Lannett Co., Inc.*	14,061	603
Lexicon Pharmaceuticals, Inc.*	125,878	115
Ligand Pharmaceuticals, Inc.*	10,397	553
Loxo Oncology, Inc.*	1,947	23
MacroGenics, Inc.*	11,005	386
MannKind Corp.*	124,803	651
Medicines (The) Co.*	35,565	984
Merrimack Pharmaceuticals, Inc.*	53,462	604
Mirati Therapeutics, Inc.*	3,950	73
Momenta Pharmaceuticals, Inc.*	26,027	313
NanoViricides, Inc.*	22,077	60
Nature’s Sunshine Products, Inc.	5,978	89
Nektar Therapeutics*	69,467	1,077
Neuralstem, Inc.*	37,876	103
Neurocrine Biosciences, Inc.*	41,481	927
Nevro Corp.*	4,138	160
NewLink Genetics Corp.*	10,911	434
Northwest Biotherapeutics, Inc.*	19,574	105
Novavax, Inc.*	129,610	769
NPS Pharmaceuticals, Inc.*	57,522	2,058
Nutraceutical International Corp.*	4,729	102
Ohr Pharmaceutical, Inc.*	11,586	97
Omega Protein Corp.*	11,474	121
Omeros Corp.*	18,686	463
OncoMed Pharmaceuticals, Inc.*	6,957	151
Oncothyreon, Inc.*	44,007	84
Ophthotech Corp.*	7,641	343
Orexigen Therapeutics, Inc.*	67,061	406
Organovo Holdings, Inc.*	34,432	250
Osiris Therapeutics, Inc.*	10,445	167
Otonomy, Inc.*	3,928	131
Pacira Pharmaceuticals, Inc.*	19,238	1,706
Pain Therapeutics, Inc.*	20,949	43
PDL BioPharma, Inc.	87,803	677
Peregrine Pharmaceuticals, Inc.*	96,893	135
Pernix Therapeutics Holdings, Inc.*	18,335	172
Phibro Animal Health Corp., Class A	8,072	255

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Biotechnology & Pharmaceuticals - 6.9% continued
Portola Pharmaceuticals, Inc.*	23,346	$661
POZEN, Inc.*	14,889	119
Prestige Brands Holdings, Inc.*	28,347	984
Progenics Pharmaceuticals, Inc.*	38,194	289
Prothena Corp. PLC*	14,582	303
PTC Therapeutics, Inc.*	13,365	692
Puma Biotechnology, Inc.*	12,562	2,378
Radius Health, Inc.*	3,833	149
Raptor Pharmaceutical Corp.*	34,043	358
Receptos, Inc.*	11,883	1,456
Regado Biosciences, Inc.*	8,499	8
Regulus Therapeutics, Inc.*	7,555	121
Relypsa, Inc.*	9,319	287
Repligen Corp.*	17,387	344
Repros Therapeutics, Inc.*	12,734	127
Retrophin, Inc.*	11,717	143
Revance Therapeutics, Inc.*	4,687	79
Rigel Pharmaceuticals, Inc.*	48,215	109
Roka Bioscience, Inc.*	2,670	12
Sage Therapeutics, Inc.*	3,133	115
Sagent Pharmaceuticals, Inc.*	11,886	298
Sangamo BioSciences, Inc.*	37,014	563
Sarepta Therapeutics, Inc.*	22,190	321
SciClone Pharmaceuticals, Inc.*	28,368	248
Spectrum Pharmaceuticals, Inc.*	36,054	250
Stemline Therapeutics, Inc.*	6,361	108
Sucampo Pharmaceuticals, Inc., Class A*	9,768	139
Sunesis Pharmaceuticals, Inc.*	27,243	69
Supernus Pharmaceuticals, Inc.*	16,135	134
Synageva BioPharma Corp.*	11,707	1,086
Synergy Pharmaceuticals, Inc.	51,620	157
Synta Pharmaceuticals Corp.*	35,397	94
Synutra International, Inc.*	9,760	59
T2 Biosystems, Inc.*	3,254	63
TESARO, Inc.*	10,620	395
Tetraphase Pharmaceuticals, Inc.*	14,262	566
TG Therapeutics, Inc.*	14,487	229
TherapeuticsMD, Inc.*	58,904	262
Theravance Biopharma, Inc.*	12,965	193
Theravance, Inc.	45,035	637
Threshold Pharmaceuticals, Inc.*	28,646	91
Tokai Pharmaceuticals, Inc.*	2,803	41
Ultragenyx Pharmaceutical, Inc.*	3,839	168
USANA Health Sciences, Inc.*	3,053	313
Vanda Pharmaceuticals, Inc.*	20,461	293
Verastem, Inc.*	11,536	105
Versartis, Inc.*	3,813	86
Vitae Pharmaceuticals, Inc.*	2,686	45
Vital Therapies, Inc.*	2,850	71
VIVUS, Inc.*	49,543	143
Xencor, Inc.*	7,961	128
XenoPort, Inc.*	31,931	280
XOMA Corp.*	46,172	166
Zafgen, Inc.*	3,763	116
ZIOPHARM Oncology, Inc.*	44,694	227
Zogenix, Inc.*	67,661	93
ZS Pharma, Inc.*	3,730	155

		68,845

Chemicals - 2.3%
A. Schulman, Inc.	15,961	647
American Vanguard Corp.	15,852	184
Amyris, Inc.*	14,467	30
Axiall Corp.	37,676	1,600
Balchem Corp.	16,296	1,086
Calgon Carbon Corp.*	29,115	605
Chemtura Corp.*	45,350	1,121
Ferro Corp.*	39,178	508
FutureFuel Corp.	11,998	156
Globe Specialty Metals, Inc.	34,920	602
GrafTech International Ltd.*	64,799	328
H.B. Fuller Co.	27,433	1,222
Hawkins, Inc.	5,854	254
Innophos Holdings, Inc.	12,006	702
Innospec, Inc.	13,300	568
Intrepid Potash, Inc.*	30,417	422
KMG Chemicals, Inc.	5,304	106
Koppers Holdings, Inc.	11,130	289
Kraton Performance Polymers, Inc.*	17,793	370
Kronos Worldwide, Inc.	11,556	150
Landec Corp.*	14,756	204
LSB Industries, Inc.*	10,514	330
Lydall, Inc.*	9,377	308
Marrone Bio Innovations, Inc.*	8,104	29
Materion Corp.	11,191	394
Minerals Technologies, Inc.	18,889	1,312
Oil-Dri Corp. of America	2,638	86
Olin Corp.	43,291	986
OM Group, Inc.	17,524	522

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Chemicals - 2.3% continued
OMNOVA Solutions, Inc.*	26,113	$212
PolyOne Corp.	50,767	1,924
Polypore International, Inc.*	24,667	1,161
Quaker Chemical Corp.	7,222	665
Rentech, Inc.*	125,471	158
Sensient Technologies Corp.	26,714	1,612
Stepan Co.	10,496	421
Trecora Resources*	10,804	159
Trinseo S.A.*	6,294	110
Tronox Ltd., Class A	32,530	777
WD-40 Co.	8,183	696

		23,016

Commercial Services - 2.5%
ABM Industries, Inc.	29,757	852
Advisory Board (The) Co.*	20,029	981
AMN Healthcare Services, Inc.*	25,305	496
ARC Document Solutions, Inc.*	22,663	232
Ascent Capital Group, Inc., Class A*	7,570	401
Barrett Business Services, Inc.	3,923	107
Brady Corp., Class A	25,346	693
Brink’s (The) Co.	26,493	647
Care.com, Inc.*	3,734	31
CBIZ, Inc.*	22,878	196
CDI Corp.	7,767	138
Cimpress N.V.*	18,206	1,362
Civeo Corp.	51,388	211
Collectors Universe, Inc.	3,800	79
Computer Task Group, Inc.	8,307	79
Corporate Executive Board (The) Co.	18,499	1,342
Corporate Resource Services, Inc.*	9,684	12
CorVel Corp.*	6,113	227
CRA International, Inc.*	4,531	137
Cross Country Healthcare, Inc.*	17,149	214
Deluxe Corp.	27,033	1,683
Ennis, Inc.	14,433	194
Franklin Covey Co.*	6,041	117
FTI Consulting, Inc.*	22,359	864
G&K Services, Inc., Class A	10,904	773
GP Strategies Corp.*	7,011	238
Hackett Group (The), Inc.	13,861	122
Healthcare Services Group, Inc.	37,723	1,167
Heidrick & Struggles International, Inc.	10,043	231
Hill International, Inc.*	16,260	62
HMS Holdings Corp.*	47,971	1,014
Huron Consulting Group, Inc.*	12,895	882
Information Services Group, Inc.*	17,989	76
Insperity, Inc.	12,446	422
Kelly Services, Inc., Class A	15,096	257
Kforce, Inc.	12,815	309
Korn/Ferry International*	27,201	782
LifeLock, Inc.*	44,011	815
Multi-Color Corp.	6,739	373
National Research Corp., Class A	5,519	77
Navigant Consulting, Inc.*	26,728	411
On Assignment, Inc.*	29,725	987
Park-Ohio Holdings Corp.	4,833	305
PRGX Global, Inc.*	14,904	85
Providence Service (The) Corp.*	6,302	230
Quad/Graphics, Inc.	14,993	344
Resources Connection, Inc.	21,223	349
Sotheby’s	33,360	1,440
SP Plus Corp.*	8,485	214
TriNet Group, Inc.*	8,668	271
TrueBlue, Inc.*	22,567	502
UniFirst Corp.	8,074	981
Viad Corp.	11,275	301

		25,315

Construction Materials - 0.5%
Advanced Drainage Systems, Inc.	8,333	192
Apogee Enterprises, Inc.	15,911	674
Aspen Aerogels, Inc.*	4,004	32
Continental Building Products, Inc.*	6,467	115
Deltic Timber Corp.	6,045	413
Headwaters, Inc.*	40,078	601
Louisiana-Pacific Corp.*	77,273	1,280
Patrick Industries, Inc.*	4,489	197
Ply Gem Holdings, Inc.*	11,771	165
Trex Co., Inc.*	18,373	782
United States Lime & Minerals, Inc.	1,056	77
Universal Forest Products, Inc.	10,929	581
US Concrete, Inc.*	7,816	222

		5,331

Consumer Products - 2.2%
22nd Century Group, Inc.*	22,606	37
Alico, Inc.	1,631	82
Alliance One International, Inc.*	48,592	77
B&G Foods, Inc.	29,346	877

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Consumer Products - 2.2% continued
Boston Beer (The) Co., Inc., Class A*	4,561	$1,321
Boulder Brands, Inc.*	33,189	367
Cal-Maine Foods, Inc.	16,984	663
Central Garden and Pet Co., Class A*	23,823	228
Chiquita Brands International, Inc.*	25,519	369
Clearwater Paper Corp.*	11,173	766
Coca-Cola Bottling Co. Consolidated	2,569	226
Craft Brew Alliance, Inc.*	6,100	81
Darling Ingredients, Inc.*	90,110	1,636
Dean Foods Co.	51,128	991
Diamond Foods, Inc.*	10,692	302
Elizabeth Arden, Inc.*	14,271	305
Farmer Bros. Co.*	4,120	121
Female Health (The) Co.	12,196	48
Fresh Del Monte Produce, Inc.	19,771	663
Harbinger Group, Inc.*	45,465	644
Helen of Troy Ltd.*	15,286	994
IGI Laboratories, Inc.*	17,501	154
Inter Parfums, Inc.	8,989	247
Inventure Foods, Inc.*	8,439	108
J&J Snack Foods Corp.	8,159	887
John B. Sanfilippo & Son, Inc.	4,500	205
Lancaster Colony Corp.	10,136	949
Lifeway Foods, Inc.*	2,538	47
Limoneira Co.	6,169	154
National Beverage Corp.*	6,258	142
Orchids Paper Products Co.	4,447	129
PhotoMedex, Inc.*	7,183	11
PICO Holdings, Inc.*	12,369	233
Post Holdings, Inc.*	24,053	1,008
Revlon, Inc., Class A*	6,275	214
Sanderson Farms, Inc.	12,627	1,061
Seaboard Corp.*	155	651
Seneca Foods Corp., Class A*	4,515	122
Senomyx, Inc.*	23,438	141
Snyder’s-Lance, Inc.	25,248	771
Tootsie Roll Industries, Inc.	10,230	314
TreeHouse Foods, Inc.*	23,033	1,970
Universal Corp.	12,697	558
Vector Group Ltd.	40,728	868
Zep, Inc.	12,658	192

		21,934

Consumer Services - 0.7%
American Public Education, Inc.*	9,631	355
Bridgepoint Education, Inc.*	9,106	103
Bright Horizons Family Solutions, Inc.*	16,800	790
Capella Education Co.	5,941	457
Career Education Corp.*	37,072	258
Carriage Services, Inc.	8,657	181
Grand Canyon Education, Inc.*	25,047	1,169
ITT Educational Services, Inc.*	12,877	124
K12, Inc.*	18,950	225
Matthews International Corp., Class A	16,316	794
Medifast, Inc.*	6,155	207
Nutrisystem, Inc.	15,547	304
Regis Corp.*	23,773	398
Rent-A-Center, Inc.	28,908	1,050
Strayer Education, Inc.*	5,891	438
Universal Technical Institute, Inc.	11,551	114
Weight Watchers International, Inc.*	15,073	374

		7,341

Containers & Packaging - 0.5%
AEP Industries, Inc.*	2,211	129
Berry Plastics Group, Inc.*	49,278	1,555
Graphic Packaging Holding Co.*	177,166	2,413
Myers Industries, Inc.	13,638	240
Tredegar Corp.	13,701	308
UFP Technologies, Inc.*	3,349	82

		4,727

Design, Manufacturing & Distribution - 0.4%
Anixter International, Inc.*	14,873	1,316
Benchmark Electronics, Inc.*	29,487	750
CTS Corp.	18,344	327
Fabrinet*	19,348	343
Plexus Corp.*	18,566	765

		3,501

Distributors - Consumer Staples - 0.4%
Andersons (The), Inc.	15,428	820
Calavo Growers, Inc.	7,814	370
Core-Mark Holding Co., Inc.	12,614	781
United Natural Foods, Inc.*	26,751	2,068

		4,039

Distributors - Discretionary - 0.7%
ePlus, Inc.*	2,872	217
FTD Cos., Inc.*	10,387	362
Insight Enterprises, Inc.*	22,337	578
MWI Veterinary Supply, Inc.*	6,897	1,172

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Distributors - Discretionary - 0.7% continued
PC Connection, Inc.	5,310	$130
Pool Corp.	24,373	1,546
ScanSource, Inc.*	15,587	626
Speed Commerce, Inc.*	27,030	84
SYNNEX Corp.	15,266	1,193
United Stationers, Inc.	20,960	884

		6,792

Electrical Equipment - 1.5%
AAON, Inc.	22,993	515
American Science & Engineering, Inc.	4,337	225
Argan, Inc.	6,892	232
Badger Meter, Inc.	7,864	467
Bel Fuse, Inc., Class B	5,515	151
Belden, Inc.	23,521	1,854
Capstone Turbine Corp.*	181,248	134
Chase Corp.	3,680	132
Checkpoint Systems, Inc.*	22,572	310
Cognex Corp.*	46,950	1,940
ESCO Technologies, Inc.	14,494	535
FARO Technologies, Inc.*	9,402	589
Generac Holdings, Inc.*	37,177	1,738
General Cable Corp.	26,511	395
Global Power Equipment Group, Inc.	9,448	130
GSI Group, Inc.*	16,757	247
Houston Wire & Cable Co.	9,777	117
Itron, Inc.*	20,944	886
Kimball Electronics, Inc.*	13,949	168
Landauer, Inc.	5,265	180
Littelfuse, Inc.	11,974	1,157
LSI Industries, Inc.	11,331	77
Mesa Laboratories, Inc.	1,556	120
NL Industries, Inc.	3,800	33
Nortek, Inc.*	4,974	405
OSI Systems, Inc.*	10,911	772
Powell Industries, Inc.	5,121	251
Preformed Line Products Co.	1,449	79
Revolution Lighting Technologies, Inc.*	18,398	25
Stoneridge, Inc.*	15,571	200
TCP International Holdings Ltd.*	3,909	24
Watts Water Technologies, Inc., Class A	15,615	991

		15,079

Engineering & Construction Services - 0.8%
Comfort Systems USA, Inc.	20,409	349
Dycom Industries, Inc.*	18,519	650
EMCOR Group, Inc.	36,319	1,616
EnerNOC, Inc.*	14,659	226
Exponent, Inc.	7,148	590
Granite Construction, Inc.	20,616	784
Great Lakes Dredge & Dock Corp.*	32,968	282
Installed Building Products, Inc.*	4,536	81
Kimball International, Inc., Class B	18,599	169
Kratos Defense & Security Solutions, Inc.*	24,506	123
Layne Christensen Co.*	10,932	104
MasTec, Inc.*	35,816	810
Mistras Group, Inc.*	9,049	166
MYR Group, Inc.*	11,743	322
Orion Marine Group, Inc.*	15,120	167
Primoris Services Corp.	20,743	482
Sterling Construction Co., Inc.*	10,477	67
Team, Inc.*	11,141	451
Tutor Perini Corp.*	20,362	490
VSE Corp.	2,288	151
Willbros Group, Inc.*	22,002	138

		8,218

Forest & Paper Products - 0.4%
KapStone Paper and Packaging Corp.	46,284	1,357
Neenah Paper, Inc.	9,095	548
PH Glatfelter Co.	23,521	601
Resolute Forest Products, Inc.*	35,639	628
Schweitzer-Mauduit International, Inc.	16,672	705
Wausau Paper Corp.	23,275	265

		4,104

Gaming, Lodging & Restaurants - 2.6%
Belmond Ltd., Class A*	52,810	653
Biglari Holdings, Inc.*	940	376
BJ’s Restaurants, Inc.*	11,620	583
Bloomin’ Brands, Inc.*	42,260	1,046
Bob Evans Farms, Inc.	13,502	691
Boyd Gaming Corp.*	42,272	540
Bravo Brio Restaurant Group, Inc.*	10,554	147
Buffalo Wild Wings, Inc.*	10,213	1,842
Caesars Entertainment Corp.*	27,882	437
Carrols Restaurant Group, Inc.*	18,952	145
Cheesecake Factory (The), Inc.	26,857	1,351
Churchill Downs, Inc.	7,358	701
Chuy’s Holdings, Inc.*	9,058	178

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Gaming, Lodging & Restaurants - 2.6% continued
Cracker Barrel Old Country Store, Inc.	10,470	$1,474
Dave & Buster’s Entertainment, Inc.*	3,183	87
Del Frisco’s Restaurant Group, Inc.*	13,023	309
Denny’s Corp.*	47,933	494
Diamond Resorts International, Inc.*	19,282	538
DineEquity, Inc.	9,113	945
El Pollo Loco Holdings, Inc.*	4,495	90
Empire Resorts, Inc.*	8,322	65
Famous Dave’s of America, Inc.*	2,576	68
Fiesta Restaurant Group, Inc.*	14,654	891
Habit Restaurants (The), Inc., Class A*	2,978	96
Ignite Restaurant Group, Inc.*	4,219	33
Intrawest Resorts Holdings, Inc.*	7,424	89
Isle of Capri Casinos, Inc.*	12,088	101
Jack in the Box, Inc.	21,618	1,729
Jamba, Inc.*	9,297	140
Krispy Kreme Doughnuts, Inc.*	35,613	703
La Quinta Holdings, Inc.*	24,142	533
Marriott Vacations Worldwide Corp.	14,666	1,093
Monarch Casino & Resort, Inc.*	5,256	87
Morgans Hotel Group Co.*	16,055	126
Nathan’s Famous, Inc.*	1,728	138
Noodles & Co.*	5,966	157
Papa John’s International, Inc.	16,749	935
Papa Murphy’s Holdings, Inc.*	3,206	37
Penn National Gaming, Inc.*	42,911	589
Pinnacle Entertainment, Inc.*	32,602	725
Popeyes Louisiana Kitchen, Inc.*	12,906	726
Potbelly Corp.*	8,232	106
Red Robin Gourmet Burgers, Inc.*	7,790	600
Ruby Tuesday, Inc.*	33,883	232
Ruth’s Hospitality Group, Inc.	19,850	298
Scientific Games Corp., Class A*	27,940	356
Sonic Corp.	29,714	809
Texas Roadhouse, Inc.	37,429	1,264
Zoe’s Kitchen, Inc.*	3,215	96

		25,449

Hardware - 2.8%
ADTRAN, Inc.	30,863	673
Aerohive Networks, Inc.*	5,267	25
Alliance Fiber Optic Products, Inc.	6,935	101
Aruba Networks, Inc.*	58,446	1,063
CalAmp Corp.*	19,754	361
Ciena Corp.*	57,486	1,116
Clearfield, Inc.*	6,282	77
Comtech Telecommunications Corp.	8,318	262
Control4 Corp.*	6,299	97
Cray, Inc.*	22,254	767
CUI Global, Inc.*	11,368	85
Daktronics, Inc.	20,793	260
Datalink Corp.*	10,967	141
Digimarc Corp.	3,600	98
Dot Hill Systems Corp.*	33,062	146
DTS, Inc.*	9,351	287
Eastman Kodak Co.*	9,735	211
Electronics For Imaging, Inc.*	24,717	1,059
Emulex Corp.*	38,758	220
ExOne (The) Co.*	5,468	92
Extreme Networks, Inc.*	52,916	187
FEI Co.	22,817	2,061
Finisar Corp.*	55,188	1,071
Gigamon, Inc.*	13,327	236
Harmonic, Inc.*	44,961	315
Immersion Corp.*	15,509	147
Imprivata, Inc.*	3,223	42
Infinera Corp.*	67,041	987
InterDigital, Inc.	19,715	1,043
Ixia*	31,214	351
Kopin Corp.*	36,463	132
KVH Industries, Inc.*	8,466	107
Loral Space & Communications, Inc.*	7,154	563
Mercury Systems, Inc.*	17,956	250
Multi-Fineline Electronix, Inc.*	4,958	56
NETGEAR, Inc.*	18,014	641
NetScout Systems, Inc.*	19,943	729
Nimble Storage, Inc.*	5,103	140
Numerex Corp., Class A*	7,738	86
Plantronics, Inc.	23,318	1,236
Polycom, Inc.*	75,630	1,021
Procera Networks, Inc.*	11,267	81
QLogic Corp.*	47,547	633
Quantum Corp.*	120,774	213
Ruckus Wireless, Inc.*	35,360	425
Sanmina Corp.*	45,053	1,060
ShoreTel, Inc.*	34,419	253
Silicon Graphics International Corp.*	18,719	213
Skullcandy, Inc.*	10,964	101
Sonus Networks, Inc.*	134,105	532

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Hardware - 2.8% continued
Super Micro Computer, Inc.*	18,801	$656
Synaptics, Inc.*	19,717	1,357
Telenav, Inc.*	15,050	100
TiVo, Inc.*	54,308	643
TTM Technologies, Inc.*	29,632	223
Turtle Beach Corp.*	3,862	12
Ubiquiti Networks, Inc.	16,249	482
Universal Electronics, Inc.*	8,664	563
ViaSat, Inc.*	22,649	1,428
Viasystems Group, Inc.*	2,871	47
Vicor Corp.*	9,057	110
Violin Memory, Inc.*	44,178	212
Vishay Precision Group, Inc.*	7,031	121
Vocera Communications, Inc.*	12,447	130
VOXX International Corp.*	10,656	93

		28,230

Health Care Facilities & Services - 2.5%
AAC Holdings, Inc.*	2,875	89
Acadia Healthcare Co., Inc.*	23,401	1,432
Addus HomeCare Corp.*	3,480	84
Adeptus Health, Inc., Class A*	3,063	115
Air Methods Corp.*	21,427	943
Alliance HealthCare Services, Inc.*	2,803	59
Almost Family, Inc.*	4,540	131
Amedisys, Inc.*	14,829	435
Amsurg Corp.*	23,170	1,268
Bio-Reference Laboratories, Inc.*	13,358	429
BioScrip, Inc.*	37,717	264
Chemed Corp.	9,616	1,016
Civitas Solutions, Inc.*	5,566	95
Diplomat Pharmacy, Inc.*	8,045	220
Ensign Group (The), Inc.	10,913	484
Enzo Biochem, Inc.*	18,827	84
ExamWorks Group, Inc.*	18,966	789
Five Star Quality Care, Inc.*	23,574	98
Genomic Health, Inc.*	9,184	294
Gentiva Health Services, Inc.*	17,351	331
Hanger, Inc.*	19,168	420
HealthEquity, Inc.*	5,706	145
HealthSouth Corp.	47,607	1,831
Healthways, Inc.*	17,321	344
INC Research Holdings, Inc., Class A*	4,514	116
Independence Holding Co.	4,138	58
IPC Healthcare, Inc.*	9,324	428
Kindred Healthcare, Inc.	37,581	683
LHC Group, Inc.*	6,655	207
Liberator Medical Holdings, Inc.	17,359	50
Magellan Health, Inc.*	15,096	906
Molina Healthcare, Inc.*	16,525	885
National Healthcare Corp.	5,600	352
NeoStem, Inc.*	13,032	49
OvaScience, Inc.*	8,497	376
Owens & Minor, Inc.	34,581	1,214
PAREXEL International Corp.*	31,157	1,731
PharMerica Corp.*	16,328	338
PRA Health Sciences, Inc.*	9,979	242
RadNet, Inc.*	18,010	154
Select Medical Holdings Corp.	42,993	619
Skilled Healthcare Group, Inc., Class A*	12,897	111
Surgical Care Affiliates, Inc.*	6,936	233
Team Health Holdings, Inc.*	38,058	2,189
Triple-S Management Corp., Class B*	13,494	323
U.S. Physical Therapy, Inc.	6,735	283
Universal American Corp.*	23,321	216
WellCare Health Plans, Inc.*	23,662	1,942

		25,105

Home & Office Products - 1.8%
ACCO Brands Corp.*	62,130	560
American Woodmark Corp.*	6,775	274
AV Homes, Inc.*	6,224	91
Beazer Homes USA, Inc.*	14,679	284
Blount International, Inc.*	26,936	473
Cavco Industries, Inc.*	4,858	385
Century Communities, Inc.*	2,150	37
Cenveo, Inc.*	30,005	63
CSS Industries, Inc.	5,105	141
Dixie Group (The), Inc.*	8,234	76
Flexsteel Industries, Inc.	2,675	86
Griffon Corp.	21,978	292
Herman Miller, Inc.	31,686	933
HNI Corp.	24,116	1,231
Hovnanian Enterprises, Inc., Class A*	63,167	261
Interface, Inc.	36,320	598
iRobot Corp.*	16,081	558
KB Home	45,729	757
Knoll, Inc.	26,416	559
La-Z-Boy, Inc.	28,573	767
LGI Homes, Inc.*	7,855	117

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Home & Office Products - 1.8% continued
Libbey, Inc.*	11,805	$371
Lifetime Brands, Inc.	5,533	95
M/I Homes, Inc.*	13,434	308
Masonite International Corp.*	15,660	962
Mattress Firm Holding Corp.*	8,177	475
MDC Holdings, Inc.	21,448	568
Meritage Homes Corp.*	21,391	770
NACCO Industries, Inc., Class A	2,190	130
New Home (The) Co., Inc.*	4,525	66
Norcraft Cos., Inc.*	4,017	78
PGT, Inc.*	26,025	251
Quanex Building Products Corp.	20,377	383
Ryland Group (The), Inc.	25,640	989
Select Comfort Corp.*	29,664	802
St. Joe (The) Co.*	34,570	636
Standard Pacific Corp.*	79,413	579
Steelcase, Inc., Class A	43,917	788
TRI Pointe Homes, Inc.*	78,444	1,196
UCP, Inc., Class A*	4,309	45
WCI Communities, Inc.*	6,424	126
William Lyon Homes, Class A*	9,643	195

		18,356

Industrial Services - 0.6%
Applied Industrial Technologies, Inc.	22,218	1,013
DXP Enterprises, Inc.*	7,068	357
Electro Rent Corp.	9,062	127
Furmanite Corp.*	20,725	162
H&E Equipment Services, Inc.	17,110	481
Kaman Corp.	14,962	600
Neff Corp., Class A*	4,854	55
TAL International Group, Inc.*	18,614	811
Titan Machinery, Inc.*	9,547	133
Watsco, Inc.	14,175	1,517
Wesco Aircraft Holdings, Inc.*	28,623	400

		5,656

Institutional Financial Services - 0.7%
BGC Partners, Inc., Class A	95,332	872
CIFC Corp.	3,352	28
Cowen Group, Inc., Class A*	63,616	305
Evercore Partners, Inc., Class A	18,113	949
FBR & Co.*	4,367	107
FXCM, Inc., Class A	24,798	411
Gain Capital Holdings, Inc.	12,763	115
GFI Group, Inc.	42,309	231
Greenhill & Co., Inc.	15,475	675
INTL. FCStone, Inc.*	8,510	175
Investment Technology Group, Inc.*	19,549	407
KCG Holdings, Inc., Class A*	24,832	289
Moelis & Co., Class A	4,056	142
Piper Jaffray Cos.*	8,679	504
RCS Capital Corp., Class A	5,207	64
Stifel Financial Corp.*	35,876	1,830
SWS Group, Inc.*	16,105	111

		7,215

Insurance - 2.6%
Ambac Financial Group, Inc.*	24,588	602
American Equity Investment Life Holding Co.	40,694	1,188
AMERISAFE, Inc.	10,168	431
AmTrust Financial Services, Inc.	16,429	924
Argo Group International Holdings Ltd.	14,319	794
Atlas Financial Holdings, Inc.*	6,337	103
Baldwin & Lyons, Inc., Class B	5,093	131
Citizens, Inc.*	24,176	184
CNO Financial Group, Inc.	110,814	1,908
Crawford & Co., Class B	15,420	159
Donegal Group, Inc., Class A	4,521	72
eHealth, Inc.*	9,716	242
EMC Insurance Group, Inc.	2,791	99
Employers Holdings, Inc.	17,044	401
Enstar Group Ltd.*	4,666	713
FBL Financial Group, Inc., Class A	5,340	310
Federated National Holding Co.	7,544	182
Fidelity & Guaranty Life	6,209	151
Global Indemnity PLC*	4,537	129
Greenlight Capital Re Ltd., Class A*	15,464	505
Hallmark Financial Services, Inc.*	7,610	92
HCI Group, Inc.	4,964	215
Heritage Insurance Holdings, Inc.*	3,783	73
Hilltop Holdings, Inc.*	35,866	716
Horace Mann Educators Corp.	22,247	738
Infinity Property & Casualty Corp.	6,273	485
Kansas City Life Insurance Co.	2,106	101
Kemper Corp.	25,432	918
Maiden Holdings Ltd.	27,130	347
Meadowbrook Insurance Group, Inc.	27,639	234
Montpelier Re Holdings Ltd.	19,503	699

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Insurance - 2.6% continued
National General Holdings Corp.	19,262	$358
National Interstate Corp.	3,911	117
National Western Life Insurance Co., Class A	1,226	330
Navigators Group (The), Inc.*	5,702	418
NMI Holdings, Inc., Class A*	27,855	254
OneBeacon Insurance Group Ltd., Class A	12,467	202
Phoenix (The) Cos., Inc.*	3,146	217
Platinum Underwriters Holdings Ltd.	13,575	997
Primerica, Inc.	29,311	1,590
Radian Group, Inc.	104,599	1,749
RLI Corp.	22,918	1,132
RPX Corp.*	28,882	398
Safety Insurance Group, Inc.	7,061	452
Selective Insurance Group, Inc.	30,716	835
State Auto Financial Corp.	8,330	185
State National Cos., Inc.	13,415	161
Symetra Financial Corp.	41,301	952
Third Point Reinsurance Ltd.*	30,987	449
Trupanion, Inc.*	4,505	31
United Fire Group, Inc.	11,201	333
United Insurance Holdings Corp.	9,161	201
Universal Insurance Holdings, Inc.	17,171	351

		25,558

Iron & Steel - 0.4%
A.M. Castle & Co.*	10,349	82
AK Steel Holding Corp.*	96,887	575
Commercial Metals Co.	64,499	1,051
Haynes International, Inc.	6,735	327
Northwest Pipe Co.*	5,236	158
Olympic Steel, Inc.	4,990	89
Ryerson Holding Corp.*	6,022	60
Schnitzer Steel Industries, Inc., Class A	14,482	327
Shiloh Industries, Inc.*	4,574	72
SunCoke Energy, Inc.	35,452	686
Universal Stainless & Alloy Products, Inc.*	3,781	95
Worthington Industries, Inc.	27,538	828

		4,350

Leisure Products - 0.5%
Arctic Cat, Inc.	7,107	252
Black Diamond, Inc.*	12,549	110
Brunswick Corp.	50,296	2,578
Callaway Golf Co.	42,070	324
Drew Industries, Inc.*	12,459	636
Escalade, Inc.	5,463	82
Fox Factory Holding Corp.*	6,161	100
JAKKS Pacific, Inc.*	10,292	70
Johnson Outdoors, Inc., Class A	2,748	86
LeapFrog Enterprises, Inc.*	35,747	169
Malibu Boats, Inc. Class A*	4,549	88
Marine Products Corp.	5,784	49
Nautilus, Inc.*	17,191	261
Winnebago Industries, Inc.	14,784	322

		5,127

Machinery - 1.7%
Alamo Group, Inc.	3,439	167
Altra Industrial Motion Corp.	14,746	419
ARC Group Worldwide, Inc.*	1,687	17
Astec Industries, Inc.	10,274	404
Briggs & Stratton Corp.	25,500	521
CIRCOR International, Inc.	9,661	582
Columbus McKinnon Corp.	10,945	307
Curtiss-Wright Corp.	26,022	1,837
Douglas Dynamics, Inc.	12,272	263
Federal Signal Corp.	34,275	529
Franklin Electric Co., Inc.	25,075	941
Gorman-Rupp (The) Co.	10,224	328
Graham Corp.	5,545	159
Hillenbrand, Inc.	33,396	1,152
Hurco Cos., Inc.	3,490	119
Hyster-Yale Materials Handling, Inc.	5,595	409
Intevac, Inc.*	13,183	102
John Bean Technologies Corp.	15,882	522
Kadant, Inc.	6,039	258
Lindsay Corp.	6,541	561
Manitex International, Inc.*	7,608	97
MSA Safety, Inc.	15,686	833
MTS Systems Corp.	8,273	621
Mueller Water Products, Inc., Class A	87,168	893
Power Solutions International, Inc.*	2,472	128
Raven Industries, Inc.	19,885	497
Rexnord Corp.*	41,155	1,161
Rofin-Sinar Technologies, Inc.*	15,253	439
Standex International Corp.	6,977	539
Sun Hydraulics Corp.	12,131	478
Tennant Co.	9,748	703
Titan International, Inc.	24,281	258
Twin Disc, Inc.	4,553	90
Xerium Technologies, Inc.*	5,776	91

		16,425

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Manufactured Goods - 1.0%
Aegion Corp.*	20,710	$385
Ampco-Pittsburgh Corp.	4,545	88
AZZ, Inc.	13,984	656
Barnes Group, Inc.	29,015	1,074
Chart Industries, Inc.*	16,681	570
Dynamic Materials Corp.	7,612	122
EnPro Industries, Inc.*	12,441	781
Gibraltar Industries, Inc.*	17,029	277
Global Brass & Copper Holdings, Inc.	11,749	155
Handy & Harman Ltd.*	2,172	100
Insteel Industries, Inc.	10,058	237
LB Foster Co., Class A	5,700	277
Mueller Industries, Inc.	30,345	1,036
NCI Building Systems, Inc.*	15,464	286
NN, Inc.	9,736	200
Omega Flex, Inc.	1,590	60
Proto Labs, Inc.*	12,386	832
RBC Bearings, Inc.	12,354	797
Rogers Corp.*	9,899	806
RTI International Metals, Inc.*	16,727	423
Simpson Manufacturing Co., Inc.	22,575	781

		9,943

Media - 2.1%
AH Belo Corp., Class A	10,273	107
Angie’s List, Inc.*	24,046	150
Bankrate, Inc.*	36,528	454
Bazaarvoice, Inc.*	27,542	221
Blucora, Inc.*	22,998	319
Boingo Wireless, Inc.*	12,822	98
Borderfree, Inc.*	3,293	30
Brightcove, Inc.*	17,692	138
Central European Media Enterprises Ltd., Class A*	38,933	125
Coupons.com, Inc.*	6,652	118
Covisint Corp.*	20,917	55
Crown Media Holdings, Inc., Class A*	19,200	68
Cumulus Media, Inc., Class A*	78,938	334
Daily Journal Corp.*	597	157
Demand Media, Inc.*	4,810	29
Dex Media, Inc.*	8,181	73
Dice Holdings, Inc.*	21,136	212
Entercom Communications Corp., Class A*	13,714	167
Entravision Communications Corp., Class A	32,088	208
Eros International PLC*	12,119	256
Everyday Health, Inc.*	4,168	62
EW Scripps (The) Co., Class A*	16,931	378
Global Sources Ltd.*	8,037	51
Gray Television, Inc.*	27,309	306
GrubHub, Inc.*	4,925	179
Harte-Hanks, Inc.	27,174	210
HealthStream, Inc.*	11,663	344
Hemisphere Media Group, Inc.*	4,479	60
Houghton Mifflin Harcourt Co.*	59,711	1,237
Journal Communications, Inc., Class A*	24,600	281
Lee Enterprises, Inc.*	29,500	109
Marchex, Inc., Class B	18,102	83
Marin Software, Inc.*	14,519	123
Martha Stewart Living Omnimedia, Inc., Class A*	16,483	71
McClatchy (The) Co., Class A*	34,040	113
MDC Partners, Inc., Class A	23,150	526
Media General, Inc.*	29,602	495
Meredith Corp.	19,651	1,067
Millennial Media, Inc.*	41,554	67
Monster Worldwide, Inc.*	50,172	232
National CineMedia, Inc.	33,177	477
New Media Investment Group, Inc.	19,940	471
New York Times (The) Co., Class A	75,681	1,001
Nexstar Broadcasting Group, Inc., Class A	16,751	868
Orbitz Worldwide, Inc.*	28,422	234
QuinStreet, Inc.*	19,172	116
Radio One, Inc., Class D*	12,750	21
ReachLocal, Inc.*	7,289	25
RealD, Inc.*	22,160	262
Reis, Inc.	4,477	117
RetailMeNot, Inc.*	16,975	248
Rocket Fuel, Inc.*	10,114	163
Rubicon Project (The), Inc.*	4,359	70
Saga Communications, Inc., Class A	1,997	87
Salem Communications Corp., Class A	6,053	47
Scholastic Corp.	14,476	527
Shutterfly, Inc.*	21,076	879
Shutterstock, Inc.*	8,317	575
Sinclair Broadcast Group, Inc., Class A	37,572	1,028
Sizmek, Inc.*	12,161	76

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Media - 2.1% continued
TechTarget, Inc.*	9,139	$104
Time, Inc.	59,257	1,458
Townsquare Media, Inc., Class A*	4,817	64
Travelport Worldwide Ltd.	15,360	277
Travelzoo, Inc.*	4,065	51
Tremor Video, Inc.*	19,528	56
TrueCar, Inc.*	4,284	98
Trulia, Inc.*	20,203	930
TubeMogul, Inc.*	1,884	43
WebMD Health Corp.*	21,196	838
Wix.com Ltd.*	7,639	160
World Wrestling Entertainment, Inc., Class A	16,359	202
XO Group, Inc.*	14,844	270
YuMe, Inc.*	9,987	50

		21,206

Medical Equipment & Devices - 4.0%
Abaxis, Inc.	12,291	698
ABIOMED, Inc.*	21,841	831
Accelerate Diagnostics, Inc.*	12,514	240
Accuray, Inc.*	42,191	319
Affymetrix, Inc.*	40,011	395
Analogic Corp.	6,764	572
AngioDynamics, Inc.*	13,625	259
AtriCure, Inc.*	15,106	301
Atrion Corp.	832	283
BioTelemetry, Inc.*	14,548	146
Cardiovascular Systems, Inc.*	15,052	453
Catalent, Inc.*	26,753	746
Cepheid, Inc.*	38,172	2,067
Cerus Corp.*	43,697	273
CONMED Corp.	14,868	668
CryoLife, Inc.	15,146	172
Cyberonics, Inc.*	14,684	818
Cynosure, Inc., Class A*	12,305	337
Cytori Therapeutics, Inc.*	37,733	18
Derma Sciences, Inc.*	12,489	116
DexCom, Inc.*	40,580	2,234
Endologix, Inc.*	34,904	534
Exact Sciences Corp.*	45,321	1,244
Exactech, Inc.*	5,326	126
Fluidigm Corp.*	15,271	515
Foundation Medicine, Inc.*	7,691	171
GenMark Diagnostics, Inc.*	22,937	312
Globus Medical, Inc., Class A*	35,997	856
Greatbatch, Inc.*	13,598	670
Haemonetics Corp.*	27,875	1,043
HeartWare International, Inc.*	9,295	683
ICU Medical, Inc.*	7,369	604
Inogen, Inc.*	2,885	90
Insulet Corp.*	30,326	1,397
Integra LifeSciences Holdings Corp.*	13,671	741
Invacare Corp.	16,328	274
K2M Group Holdings, Inc.*	4,871	102
LDR Holding Corp.*	9,153	300
Luminex Corp.*	20,415	383
Masimo Corp.*	23,934	630
Meridian Bioscience, Inc.	22,632	373
Merit Medical Systems, Inc.*	23,279	403
MiMedx Group, Inc.*	51,115	589
NanoString Technologies, Inc.*	5,536	77
Natus Medical, Inc.*	17,539	632
Navidea Biopharmaceuticals, Inc.*	82,929	157
Neogen Corp.*	19,569	970
NuVasive, Inc.*	25,495	1,202
NxStage Medical, Inc.*	33,727	605
Ocular Therapeutix, Inc.*	3,113	73
OPKO Health, Inc.*	107,916	1,078
OraSure Technologies, Inc.*	30,764	312
Orthofix International N.V.*	10,149	305
Oxford Immunotec Global PLC*	7,173	98
Pacific Biosciences of California, Inc.*	31,703	249
Quidel Corp.*	15,526	449
Rockwell Medical, Inc.*	25,158	259
RTI Surgical, Inc.*	31,172	162
Second Sight Medical Products, Inc.*	1,831	19
Sequenom, Inc.*	64,130	237
Sientra, Inc.*	2,232	37
Sparton Corp.*	5,582	158
Spectranetics (The) Corp.*	22,752	787
STAAR Surgical Co.*	21,167	193
STERIS Corp.	31,888	2,068
SurModics, Inc.*	6,067	134
Symmetry Surgical, Inc.*	5,172	40
Tandem Diabetes Care, Inc.*	4,619	59
Thoratec Corp.*	31,105	1,010
Tornier N.V.*	19,391	494
TransEnterix, Inc.*	15,803	46

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Medical Equipment & Devices - 4.0% continued
TriVascular Technologies, Inc.*	4,089	$51
Unilife Corp.*	59,621	200
Utah Medical Products, Inc.	2,071	124
Vascular Solutions, Inc.*	9,402	255
Veracyte, Inc.*	3,580	35
Volcano Corp.*	27,775	497
West Pharmaceutical Services, Inc.	38,203	2,034
Wright Medical Group, Inc.*	27,333	734
Zeltiq Aesthetics, Inc.*	15,809	441

		40,267

Metals & Mining - 0.6%
Allied Nevada Gold Corp.*	57,452	50
Century Aluminum Co.*	28,145	687
Coeur Mining, Inc.*	56,172	287
Encore Wire Corp.	11,287	421
Gold Resource Corp.	20,741	70
Harsco Corp.	42,566	804
Hecla Mining Co.	196,859	549
Horsehead Holding Corp.*	27,657	438
Kaiser Aluminum Corp.	9,869	705
Molycorp, Inc.*	100,372	88
Noranda Aluminum Holding Corp.	24,457	86
Stillwater Mining Co.*	65,571	967
US Silica Holdings, Inc.	29,428	756

		5,908

Oil, Gas & Coal - 2.8%
Abraxas Petroleum Corp.*	50,535	149
Adams Resources & Energy, Inc.	1,163	58
Alon USA Energy, Inc.	14,434	183
Alpha Natural Resources, Inc.*	122,025	204
American Eagle Energy Corp.*	16,750	10
Apco Oil and Gas International, Inc.*	5,082	71
Approach Resources, Inc.*	21,689	139
Arch Coal, Inc.	117,040	208
Basic Energy Services, Inc.*	17,283	121
Bill Barrett Corp.*	27,168	309
Bonanza Creek Energy, Inc.*	17,951	431
BPZ Resources, Inc.*	65,365	19
Bristow Group, Inc.	18,890	1,243
C&J Energy Services, Inc.*	25,215	333
Callon Petroleum Co.*	30,210	165
CARBO Ceramics, Inc.	10,792	432
Carrizo Oil & Gas, Inc.*	24,901	1,036
CHC Group Ltd.*	18,461	59
Clayton Williams Energy, Inc.*	3,197	204
Clean Energy Fuels Corp.*	38,181	191
Cloud Peak Energy, Inc.*	33,177	305
Comstock Resources, Inc.	26,104	178
Contango Oil & Gas Co.*	9,445	276
Dawson Geophysical Co.	4,409	54
Delek US Holdings, Inc.	32,490	886
Diamondback Energy, Inc.*	22,098	1,321
Eclipse Resources Corp.*	16,568	116
Emerald Oil, Inc.*	31,379	38
Energy XXI Ltd.	51,249	167
Evolution Petroleum Corp.	10,801	80
EXCO Resources, Inc.	83,684	182
Exterran Holdings, Inc.	32,083	1,045
Flotek Industries, Inc.*	29,446	552
FMSA Holdings, Inc.*	12,390	86
Forum Energy Technologies, Inc.*	32,639	677
FX Energy, Inc.*	29,561	46
Gastar Exploration, Inc.*	38,375	92
Geospace Technologies Corp.*	7,230	192
Glori Energy, Inc.*	6,670	28
Goodrich Petroleum Corp.*	19,179	85
Gulf Island Fabrication, Inc.	7,971	155
Gulfmark Offshore, Inc., Class A	14,670	358
Halcon Resources Corp.*	142,541	254
Hallador Energy Co.	5,722	63
Harvest Natural Resources, Inc.*	23,215	42
Helix Energy Solutions Group, Inc.*	57,754	1,253
Hercules Offshore, Inc.*	88,449	88
Independence Contract Drilling, Inc.*	5,605	29
ION Geophysical Corp.*	71,153	196
Isramco, Inc.*	493	68
Jones Energy, Inc., Class A*	6,143	70
Key Energy Services, Inc.*	71,300	119
Magnum Hunter Resources Corp.*	108,713	341
Matador Resources Co.*	40,113	812
Matrix Service Co.*	14,547	325
McDermott International, Inc.*	129,987	378
Midstates Petroleum Co., Inc.*	20,487	31
Miller Energy Resources, Inc.*	16,543	21
Mitcham Industries, Inc.*	6,932	41
Natural Gas Services Group, Inc.*	6,839	158
Newpark Resources, Inc.*	46,236	441

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Oil, Gas & Coal - 2.8% continued
North Atlantic Drilling Ltd.	39,331	$64
Northern Oil and Gas, Inc.*	33,301	188
Nuverra Environmental Solutions, Inc.*	8,311	46
Panhandle Oil and Gas, Inc., Class A	7,708	179
Parker Drilling Co.*	65,718	202
Parsley Energy, Inc., Class A*	29,107	465
PDC Energy, Inc.*	19,586	808
Penn Virginia Corp.*	35,756	239
PetroQuest Energy, Inc.*	31,598	118
PHI, Inc. (Non Voting)*	6,923	259
Pioneer Energy Services Corp.*	34,186	189
PowerSecure International, Inc.*	12,313	143
Profire Energy, Inc.*	8,517	19
Quicksilver Resources, Inc.*	69,195	14
Resolute Energy Corp.*	42,215	56
Rex Energy Corp.*	26,117	133
Ring Energy, Inc.*	11,012	116
Rosetta Resources, Inc.*	33,629	750
RSP Permian, Inc.*	12,775	321
Sanchez Energy Corp.*	27,805	258
SEACOR Holdings, Inc.*	9,794	723
SemGroup Corp., Class A	23,345	1,597
Stone Energy Corp.*	30,736	519
Swift Energy Co.*	24,144	98
Synergy Resources Corp.*	36,288	455
Tesco Corp.	18,848	242
TETRA Technologies, Inc.*	42,963	287
Thermon Group Holdings, Inc.*	17,391	421
TransAtlantic Petroleum Ltd.*	12,462	67
Triangle Petroleum Corp.*	35,091	168
VAALCO Energy, Inc.*	27,447	125
Vantage Drilling Co.*	112,378	55
W&T Offshore, Inc.	19,248	141
Walter Energy, Inc.	36,337	50
Warren Resources, Inc.*	40,563	65
Western Refining, Inc.	29,123	1,100
Westmoreland Coal Co.*	8,200	272

		28,166

Passenger Transportation - 0.5%
Allegiant Travel Co.	7,549	1,135
Era Group, Inc.*	11,168	236
Hawaiian Holdings, Inc.*	24,468	637
JetBlue Airways Corp.*	134,471	2,133
Republic Airways Holdings, Inc.*	27,451	400
SkyWest, Inc.	28,207	375
Virgin America, Inc.*	8,184	354

		5,270

Real Estate - 0.4%
Alexander & Baldwin, Inc.	25,894	1,016
BBX Capital Corp., Class A*	4,303	71
Capital Senior Living Corp.*	15,994	398
Consolidated-Tomoka Land Co.	2,359	132
Forestar Group, Inc.*	18,957	292
FRP Holdings, Inc.*	3,624	142
Kennedy-Wilson Holdings, Inc.	39,287	994
Marcus & Millichap, Inc.*	4,412	147
RE/MAX Holdings, Inc., Class A	5,859	201
Resource America, Inc., Class A	7,514	68
Tejon Ranch Co.*	7,461	220

		3,681

Real Estate Investment Trusts - 8.8%
Acadia Realty Trust	35,171	1,126
AG Mortgage Investment Trust, Inc.	15,629	290
Agree Realty Corp.	8,267	257
Alexander’s, Inc.	1,147	501
Altisource Residential Corp.	31,243	606
American Assets Trust, Inc.	19,598	780
American Capital Mortgage Investment Corp.	27,940	526
American Realty Capital Healthcare Trust, Inc.	92,716	1,103
American Residential Properties, Inc.*	17,472	307
AmREIT, Inc.	10,833	287
Anworth Mortgage Asset Corp.	63,780	335
Apollo Commercial Real Estate Finance, Inc.	25,090	410
Apollo Residential Mortgage, Inc.	17,674	279
Ares Commercial Real Estate Corp.	15,748	181
Armada Hoffler Properties, Inc.	13,449	128
ARMOUR Residential REIT, Inc.	195,672	720
Ashford Hospitality Prime, Inc.	13,975	240
Ashford Hospitality Trust, Inc.	38,127	400
Associated Estates Realty Corp.	31,448	730
Aviv REIT, Inc.	10,830	373
Campus Crest Communities, Inc.	35,679	261
Capstead Mortgage Corp.	52,370	643
CareTrust REIT, Inc.	14,878	183
CatchMark Timber Trust, Inc. Class A	10,468	118

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Real Estate Investment Trusts - 8.8% continued
Cedar Realty Trust, Inc.	43,686	$321
Chambers Street Properties	129,609	1,045
Chatham Lodging Trust	18,615	539
Chesapeake Lodging Trust	29,410	1,094
Colony Financial, Inc.	58,774	1,400
CorEnergy Infrastructure Trust, Inc.	21,509	139
CoreSite Realty Corp.	11,417	446
Cousins Properties, Inc.	120,738	1,379
CubeSmart	88,630	1,956
CyrusOne, Inc.	18,071	498
CYS Investments, Inc.	88,736	774
DCT Industrial Trust, Inc.	45,101	1,608
DiamondRock Hospitality Co.	107,164	1,593
DuPont Fabros Technology, Inc.	34,896	1,160
Dynex Capital, Inc.	30,165	249
EastGroup Properties, Inc.	17,144	1,086
Education Realty Trust, Inc.	25,393	929
Empire State Realty Trust, Inc., Class A	50,098	881
EPR Properties	31,284	1,803
Equity One, Inc.	33,721	855
Excel Trust, Inc.	33,575	450
FelCor Lodging Trust, Inc.	67,821	734
First Industrial Realty Trust, Inc.	58,823	1,209
First Potomac Realty Trust	31,825	393
Franklin Street Properties Corp.	49,132	603
Geo Group (The), Inc.	39,149	1,580
Getty Realty Corp.	13,678	249
Gladstone Commercial Corp.	10,814	186
Glimcher Realty Trust	79,448	1,092
Government Properties Income Trust	37,282	858
Gramercy Property Trust, Inc.	100,072	690
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,678	195
Hatteras Financial Corp.	52,921	975
Healthcare Realty Trust, Inc.	52,614	1,437
Hersha Hospitality Trust	109,721	771
Highwoods Properties, Inc.	49,476	2,191
Hudson Pacific Properties, Inc.	30,033	903
Inland Real Estate Corp.	47,739	523
Invesco Mortgage Capital, Inc.	66,016	1,021
Investors Real Estate Trust	61,179	500
iStar Financial, Inc.*	46,344	633
Kite Realty Group Trust	17,919	515
Ladder Capital Corp.*	8,398	165
LaSalle Hotel Properties	60,366	2,443
Lexington Realty Trust	110,486	1,213
LTC Properties, Inc.	19,018	821
Mack-Cali Realty Corp.	48,484	924
Medical Properties Trust, Inc.	92,668	1,277
Monmouth Real Estate Investment Corp.	30,799	341
National Health Investors, Inc.	20,500	1,434
New Residential Investment Corp.	75,297	962
New York Mortgage Trust, Inc.	55,291	426
New York REIT, Inc.	88,781	940
One Liberty Properties, Inc.	6,700	159
Owens Realty Mortgage, Inc.	5,936	87
Parkway Properties, Inc.	43,097	793
Pebblebrook Hotel Trust	38,454	1,755
Pennsylvania Real Estate Investment Trust	37,611	882
PennyMac Mortgage Investment Trust	40,504	854
Physicians Realty Trust	25,886	430
Potlatch Corp.	22,231	931
PS Business Parks, Inc.	10,662	848
QTS Realty Trust, Inc., Class A	6,604	223
RAIT Financial Trust	44,679	343
Ramco-Gershenson Properties Trust	42,228	791
Redwood Trust, Inc.	45,364	894
Resource Capital Corp.	70,181	354
Retail Opportunity Investments Corp.	49,255	827
Rexford Industrial Realty, Inc.	24,927	392
RLJ Lodging Trust	71,017	2,381
Rouse Properties, Inc.	20,168	373
Ryman Hospitality Properties, Inc.	23,225	1,225
Sabra Health Care REIT, Inc.	29,619	899
Saul Centers, Inc.	5,377	307
Select Income REIT	20,082	490
Silver Bay Realty Trust Corp.	20,891	346
Sovran Self Storage, Inc.	17,816	1,554
STAG Industrial, Inc.	30,976	759
Starwood Waypoint Residential Trust	21,378	564
STORE Capital Corp.	17,119	370
Strategic Hotels & Resorts, Inc.*	145,099	1,920
Summit Hotel Properties, Inc.	46,697	581
Sun Communities, Inc.	25,833	1,562
Sunstone Hotel Investors, Inc.	110,441	1,823
Terreno Realty Corp.	22,620	467
Trade Street Residential, Inc.	10,265	79
UMH Properties, Inc.	10,371	99
Universal Health Realty Income Trust	6,689	322

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Real Estate Investment Trusts - 8.8% continued
Urstadt Biddle Properties, Inc., Class A	14,797	$324
Washington Real Estate Investment Trust	36,480	1,009
Western Asset Mortgage Capital Corp.	22,966	338
Whitestone REIT	12,301	186

		87,734

Recreational Facilities & Services - 0.6%
AMC Entertainment Holdings, Inc., Class A	11,606	304
Carmike Cinemas, Inc.*	13,219	347
ClubCorp Holdings, Inc.	12,082	217
International Speedway Corp., Class A	15,213	481
Interval Leisure Group, Inc.	21,640	452
Life Time Fitness, Inc.*	22,370	1,267
Marcus (The) Corp.	9,925	184
Reading International, Inc., Class A*	9,345	124
SFX Entertainment, Inc.*	24,357	110
Speedway Motorsports, Inc.	6,424	140
Steiner Leisure Ltd.*	6,642	307
Vail Resorts, Inc.	19,531	1,780

		5,713

Renewable Energy - 0.5%
Advanced Energy Industries, Inc.*	22,402	531
Ameresco, Inc., Class A*	10,744	75
EnerSys	25,286	1,561
Enphase Energy, Inc.*	10,080	144
FuelCell Energy, Inc.*	128,033	197
Green Plains, Inc.	20,471	507
Pacific Ethanol, Inc.*	13,080	135
Plug Power, Inc.*	90,948	273
Renewable Energy Group, Inc.*	19,027	185
REX American Resources Corp.*	3,458	214
Silver Spring Networks, Inc.*	19,292	163
Solazyme, Inc.*	41,235	106
TerraForm Power, Inc., Class A	12,625	390
Vivint Solar, Inc.*	10,207	94

		4,575

Retail - Consumer Staples - 0.9%
Casey’s General Stores, Inc.	20,763	1,875
Chefs’ Warehouse (The), Inc.*	9,901	228
Fairway Group Holdings Corp.*	10,197	32
Five Below, Inc.*	29,709	1,213
Fred’s, Inc., Class A	19,978	348
Fresh Market (The), Inc.*	23,423	965
Ingles Markets, Inc., Class A	7,303	271
Natural Grocers by Vitamin Cottage, Inc.*	4,855	137
Pantry (The), Inc.*	12,926	479
PriceSmart, Inc.	10,236	934
Roundy’s, Inc.*	21,644	105
Smart & Final Stores, Inc.*	6,564	103
SpartanNash Co.	20,551	537
SUPERVALU, Inc.*	110,895	1,076
Village Super Market, Inc., Class A	3,562	97
Weis Markets, Inc.	5,955	285

		8,685

Retail - Discretionary - 3.8%
1-800-Flowers.com, Inc., Class A*	13,753	113
Aeropostale, Inc.*	43,353	101
American Eagle Outfitters, Inc.	106,419	1,477
America’s Car-Mart, Inc.*	4,289	229
ANN, Inc.*	25,639	935
Asbury Automotive Group, Inc.*	16,423	1,247
Barnes & Noble, Inc.*	22,362	519
Beacon Roofing Supply, Inc.*	26,973	750
bebe stores, Inc.	17,302	38
Big 5 Sporting Goods Corp.	10,163	149
Blue Nile, Inc.*	6,674	240
Boise Cascade Co.*	21,552	801
Bon-Ton Stores (The), Inc.	8,072	60
Boot Barn Holdings, Inc.*	2,560	47
Brown Shoe Co., Inc.	23,889	768
Buckle (The), Inc.	15,430	810
Build-A-Bear Workshop, Inc.*	6,795	137
Builders FirstSource, Inc.*	24,912	171
Burlington Stores, Inc.*	15,673	741
Cato (The) Corp., Class A	14,970	631
Chegg, Inc.*	40,587	280
Children’s Place (The), Inc.	12,045	687
Christopher & Banks Corp.*	20,074	115
Citi Trends, Inc.*	8,549	216
Conn’s, Inc.*	15,091	282
Container Store Group (The), Inc.*	9,485	181
Destination Maternity Corp.	7,521	120
Destination XL Group, Inc.*	19,310	105
Ethan Allen Interiors, Inc.	13,890	430
EVINE Live, Inc.*	23,553	155
Express, Inc.*	46,107	677
Ezcorp, Inc., Class A*	28,344	333

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Retail - Discretionary - 3.8% continued
Finish Line (The), Inc., Class A	26,387	$641
First Cash Financial Services, Inc.*	15,857	883
Francesca’s Holdings Corp.*	22,896	382
Freshpet, Inc.*	6,038	103
Gaiam, Inc., Class A*	8,275	59
Genesco, Inc.*	13,128	1,006
Group 1 Automotive, Inc.	13,259	1,188
Guess?, Inc.	33,655	709
Haverty Furniture Cos., Inc.	11,071	244
hhgregg, Inc.*	6,445	49
Hibbett Sports, Inc.*	14,154	685
HSN, Inc.	18,152	1,380
Kirkland’s, Inc.*	7,857	186
Lands’ End, Inc.*	8,963	484
Liquidity Services, Inc.*	13,414	110
Lithia Motors, Inc., Class A	12,494	1,083
Lumber Liquidators Holdings, Inc.*	15,016	996
MarineMax, Inc.*	13,446	270
Men’s Wearhouse (The), Inc.	26,259	1,159
Monro Muffler Brake, Inc.	16,842	973
New York & Co., Inc.*	15,940	42
Office Depot, Inc.*	289,767	2,485
Outerwall, Inc.*	10,115	761
Overstock.com, Inc.*	6,396	155
Pacific Sunwear of California, Inc.*	27,650	60
Pep Boys-Manny Moe & Jack (The)*	28,821	283
PetMed Express, Inc.	11,129	160
PHH Corp.*	27,164	651
Pier 1 Imports, Inc.	51,687	796
Restoration Hardware Holdings, Inc.*	17,068	1,639
Rush Enterprises, Inc., Class A*	18,787	602
SciQuest, Inc.*	15,119	218
Sears Hometown and Outlet Stores, Inc.*	6,401	84
Shoe Carnival, Inc.	8,336	214
Sonic Automotive, Inc., Class A	20,945	566
Sportsman’s Warehouse Holdings, Inc.*	5,369	39
Stage Stores, Inc.	17,182	356
Stein Mart, Inc.	15,313	224
Stock Building Supply Holdings, Inc.*	8,030	123
Systemax, Inc.*	6,261	85
Tile Shop Holdings, Inc.*	15,454	137
Tilly’s, Inc., Class A*	5,751	56
Tuesday Morning Corp.*	23,707	514
Vitamin Shoppe, Inc.*	16,855	819
Wayfair, Inc., Class A*	6,451	128
West Marine, Inc.*	9,495	123
Winmark Corp.	1,308	114
Zumiez, Inc.*	11,257	435

		38,004

Semiconductors - 3.9%
Alpha & Omega Semiconductor Ltd.*	11,939	106
Ambarella, Inc.*	15,754	799
Amkor Technology, Inc.*	46,480	330
Applied Micro Circuits Corp.*	42,271	276
Applied Optoelectronics, Inc.*	8,148	91
Axcelis Technologies, Inc.*	60,390	155
Brooks Automation, Inc.	36,418	464
Cabot Microelectronics Corp.*	13,178	624
Cascade Microtech, Inc.*	7,033	103
Cavium, Inc.*	28,919	1,788
CEVA, Inc.*	11,469	208
Cirrus Logic, Inc.*	33,967	801
Coherent, Inc.*	13,266	806
Cohu, Inc.	13,804	164
Cypress Semiconductor Corp.*	86,401	1,234
Diodes, Inc.*	19,829	547
DSP Group, Inc.*	12,245	133
Electro Scientific Industries, Inc.	13,330	103
Entegris, Inc.*	74,352	982
Entropic Communications, Inc.*	49,064	124
Exar Corp.*	21,782	222
Fairchild Semiconductor International, Inc.*	68,383	1,154
FormFactor, Inc.*	30,038	258
II-VI, Inc.*	28,646	391
Inphi Corp.*	17,273	319
Integrated Device Technology, Inc.*	73,112	1,433
Integrated Silicon Solution, Inc.	16,334	271
International Rectifier Corp.*	39,034	1,557
Intersil Corp., Class A	70,496	1,020
InvenSense, Inc.*	38,893	632
IXYS Corp.	13,424	169
Kemet Corp.*	24,881	105
Lattice Semiconductor Corp.*	64,209	442
M/A-COM Technology Solutions Holdings, Inc.*	6,631	207
MaxLinear, Inc., Class A*	15,357	114
Maxwell Technologies, Inc.*	16,395	150

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Semiconductors - 3.9% continued
Micrel, Inc.	24,197	$351
Microsemi Corp.*	50,375	1,430
MKS Instruments, Inc.	28,453	1,041
Monolithic Power Systems, Inc.	21,142	1,052
Nanometrics, Inc.*	13,162	221
Newport Corp.*	21,701	415
NVE Corp.*	2,677	190
Oclaro, Inc.*	51,640	92
OmniVision Technologies, Inc.*	30,699	798
Park Electrochemical Corp.	11,322	282
ParkerVision, Inc.*	53,318	49
Pericom Semiconductor Corp.*	12,265	166
Photronics, Inc.*	33,421	278
PMC - Sierra, Inc.*	94,937	870
Power Integrations, Inc.	16,643	861
QuickLogic Corp.*	30,404	95
Rambus, Inc.*	62,251	690
RF Micro Devices, Inc.*	154,658	2,566
Rubicon Technology, Inc.*	14,424	66
Rudolph Technologies, Inc.*	18,163	186
Semtech Corp.*	35,705	984
Silicon Image, Inc.*	43,124	238
Silicon Laboratories, Inc.*	23,793	1,133
Spansion, Inc., Class A*	33,047	1,131
Tessera Technologies, Inc.	29,262	1,046
TriQuint Semiconductor, Inc.*	92,530	2,549
Ultra Clean Holdings, Inc.*	16,229	151
Ultratech, Inc.*	15,251	283
Universal Display Corp.*	22,190	616
Veeco Instruments, Inc.*	21,925	765
Vitesse Semiconductor Corp.*	30,013	113
Xcerra Corp.*	29,055	266

		39,256

Software - 5.2%
2U, Inc.*	5,652	111
8x8, Inc.*	48,089	440
A10 Networks, Inc.*	7,007	31
ACI Worldwide, Inc.*	61,022	1,231
Actua Corp.*	22,391	414
Actuate Corp.*	25,373	167
Acxiom Corp.*	40,578	822
Advent Software, Inc.	28,157	863
Agilysys, Inc.*	7,789	98
Amber Road, Inc.*	4,913	50
American Software, Inc., Class A	13,133	120
Aspen Technology, Inc.*	49,633	1,738
Audience, Inc.*	7,731	34
AVG Technologies N.V.*	19,189	379
Barracuda Networks, Inc.*	4,372	157
Benefitfocus, Inc.*	2,694	88
Blackbaud, Inc.	24,718	1,069
BroadSoft, Inc.*	15,524	450
Calix, Inc.*	22,780	228
Callidus Software, Inc.*	26,450	432
Carbonite, Inc.*	9,766	139
Castlight Health, Inc., Class B*	7,135	83
ChannelAdvisor Corp.*	11,408	246
CommVault Systems, Inc.*	25,825	1,335
Computer Programs & Systems, Inc.	6,065	368
Constant Contact, Inc.*	17,126	629
Cornerstone OnDemand, Inc.*	29,071	1,023
Cvent, Inc.*	9,889	275
Dealertrack Technologies, Inc.*	29,318	1,299
Demandware, Inc.*	16,436	946
Digi International, Inc.*	14,005	130
Digital River, Inc.*	17,674	437
E2open, Inc.*	12,783	123
Ebix, Inc.	16,868	287
Envestnet, Inc.*	18,611	915
Epiq Systems, Inc.	17,125	292
Five9, Inc.*	6,715	30
FleetMatics Group PLC*	20,420	725
Globant S.A.*	3,682	57
Glu Mobile, Inc.*	49,527	193
Guidance Software, Inc.*	9,854	71
Guidewire Software, Inc.*	36,589	1,852
Hortonworks, Inc.*	88	2
HubSpot, Inc.*	2,590	87
Imperva, Inc.*	12,014	594
inContact, Inc.*	32,908	289
Infoblox, Inc.*	29,351	593
InnerWorkings, Inc.*	19,344	151
Interactive Intelligence Group, Inc.*	9,118	437
Intralinks Holdings, Inc.*	21,236	253
Jive Software, Inc.*	23,507	142
KEYW Holding (The) Corp.*	17,725	184
Kofax Ltd.*	40,242	283
Limelight Networks, Inc.*	33,213	92

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Software - 5.2% continued
Lionbridge Technologies, Inc.*	35,616	$205
LivePerson, Inc.*	29,489	416
LogMeIn, Inc.*	13,274	655
magicJack VocalTec Ltd.*	9,828	80
Manhattan Associates, Inc.*	40,884	1,665
Marketo, Inc.*	13,965	457
Mavenir Systems, Inc.*	6,306	85
MedAssets, Inc.*	33,377	660
Mentor Graphics Corp.	50,999	1,118
Merge Healthcare, Inc.*	39,004	139
MicroStrategy, Inc., Class A*	4,962	806
MobileIron, Inc.*	6,713	67
Model N, Inc.*	10,622	113
Monotype Imaging Holdings, Inc.	21,615	623
NeuStar, Inc., Class A*	30,613	851
Omnicell, Inc.*	19,989	662
OPOWER, Inc.*	4,282	61
Park City Group, Inc.*	5,259	47
Paycom Software, Inc.*	3,595	95
Paylocity Holding Corp.*	4,618	121
PDF Solutions, Inc.*	16,823	250
Pegasystems, Inc.	19,290	401
Progress Software Corp.*	28,118	760
Proofpoint, Inc.*	20,238	976
PROS Holdings, Inc.*	12,763	351
Q2 Holdings, Inc.*	5,451	103
QAD, Inc., Class A	3,373	76
Qlik Technologies, Inc.*	49,057	1,515
Quality Systems, Inc.	27,104	423
Qualys, Inc.*	11,087	419
Rally Software Development Corp.*	13,699	156
RealNetworks, Inc.*	12,780	90
RealPage, Inc.*	28,226	620
Rosetta Stone, Inc.*	11,703	114
Sapiens International Corp. N.V.*	13,513	100
Seachange International, Inc.*	18,113	116
SPS Commerce, Inc.*	8,834	500
SS&C Technologies Holdings, Inc.	36,781	2,151
Synchronoss Technologies, Inc.*	19,308	808
Take-Two Interactive Software, Inc.*	45,698	1,281
Tangoe, Inc.*	20,959	273
Textura Corp.*	10,274	292
Tyler Technologies, Inc.*	17,856	1,954
Ultimate Software Group (The), Inc.*	15,287	2,244
Unwired Planet, Inc.*	54,036	54
Varonis Systems, Inc.*	2,858	94
VASCO Data Security International, Inc.*	16,223	458
Verint Systems, Inc.*	32,747	1,908
VirnetX Holding Corp.*	23,443	129
Vringo, Inc.*	39,390	22
Web.com Group, Inc.*	28,297	537
Workiva, Inc.*	89	1
Yodlee, Inc.*	2,848	35
Zendesk, Inc.*	6,262	153

		51,774

Specialty Finance - 2.5%
Aircastle Ltd.	35,324	755
Altisource Portfolio Solutions S.A.*	7,266	246
Arlington Asset Investment Corp., Class A	12,263	326
Blackhawk Network Holdings, Inc.*	28,794	1,117
CAI International, Inc.*	8,926	207
Cardtronics, Inc.*	24,345	939
Cash America International, Inc.	15,389	348
Cass Information Systems, Inc.	6,238	332
Consumer Portfolio Services, Inc.*	11,572	85
Credit Acceptance Corp.*	3,503	478
Ellie Mae, Inc.*	15,348	619
Encore Capital Group, Inc.*	14,058	624
Enova International, Inc.*	14,080	314
Essent Group Ltd.*	23,918	615
Euronet Worldwide, Inc.*	27,464	1,508
Federal Agricultural Mortgage Corp., Class C	5,732	174
First American Financial Corp.	58,518	1,984
Flagstar Bancorp, Inc.*	10,987	173
General Finance Corp.*	6,089	60
Global Cash Access Holdings, Inc.*	36,285	260
Green Dot Corp., Class A*	16,935	347
Heartland Payment Systems, Inc.	19,616	1,058
HFF, Inc., Class A	17,919	644
Higher One Holdings, Inc.*	18,954	80
HomeStreet, Inc.	8,184	143
JG Wentworth Co., Class A*	6,488	69
Liberty Tax, Inc.*	2,093	75
Marlin Business Services Corp.	4,539	93
McGrath RentCorp	14,088	505
Meta Financial Group, Inc.	3,406	119
MGIC Investment Corp.*	185,328	1,727

EQUIT Y INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Specialty Finance - 2.5% continued
MoneyGram International, Inc.*	16,077	$146
Nelnet, Inc., Class A	11,362	526
NewStar Financial, Inc.*	14,657	188
Nicholas Financial, Inc.*	5,574	83
On Deck Capital, Inc.*	63	1
PennyMac Financial Services, Inc., Class A*	7,269	126
Performant Financial Corp.*	16,395	109
PRA Group, Inc.*	27,003	1,564
Regional Management Corp.*	5,874	93
Springleaf Holdings, Inc.*	13,380	484
Stewart Information Services Corp.	11,676	433
Stonegate Mortgage Corp.*	7,877	94
Textainer Group Holdings Ltd.	11,744	403
Tiptree Financial, Inc., Class A*	4,326	35
Tree.com, Inc.*	3,512	170
WageWorks, Inc.*	19,210	1,240
Walker & Dunlop, Inc.*	10,212	179
Walter Investment Management Corp.*	20,534	339
WEX, Inc.*	20,981	2,076
World Acceptance Corp.*	4,308	342
Xoom Corp.*	16,813	294

		24,949

Technology Services - 2.4%
Black Box Corp.	8,583	205
Bottomline Technologies de, Inc.*	21,494	543
CACI International, Inc., Class A*	12,879	1,110
Ciber, Inc.*	42,640	151
Cinedigm Corp., Class A*	42,130	68
comScore, Inc.*	18,949	880
Comverse, Inc.*	12,345	232
Convergys Corp.	55,561	1,132
CSG Systems International, Inc.	18,605	466
Cubic Corp.	11,257	593
Cyan, Inc.*	15,143	38
Endurance International Group Holdings, Inc.*	16,619	306
Engility Holdings, Inc.*	9,665	414
EPAM Systems, Inc.*	19,486	930
EVERTEC, Inc.	35,957	796
ExlService Holdings, Inc.*	17,811	511
Fair Isaac Corp.	17,593	1,272
Forrester Research, Inc.	6,018	237
ICF International, Inc.*	10,879	446
iGATE Corp.*	20,132	795
Luxoft Holding, Inc.*	4,319	166
ManTech International Corp., Class A	13,042	394
MarketAxess Holdings, Inc.	20,309	1,456
MAXIMUS, Inc.	36,631	2,009
Medidata Solutions, Inc.*	29,607	1,414
NIC, Inc.	35,613	641
Perficient, Inc.*	18,722	349
Rentrak Corp.*	5,391	393
Rightside Group Ltd.*	4,810	32
Sapient Corp.*	62,758	1,561
Science Applications International Corp.	21,443	1,062
ServiceSource International, Inc.*	37,709	177
Sykes Enterprises, Inc.*	21,469	504
Syntel, Inc.*	16,992	764
TeleTech Holdings, Inc.*	9,667	229
Tessco Technologies, Inc.	3,167	92
Unisys Corp.*	27,946	824
Virtusa Corp.*	14,190	591

		23,783

Telecom - 1.2%
Atlantic Tele-Network, Inc.	5,088	344
Cincinnati Bell, Inc.*	113,771	363
Cogent Communications Holdings, Inc.	24,660	873
Consolidated Communications Holdings, Inc.	26,664	742
DigitalGlobe, Inc.*	41,290	1,279
EarthLink Holdings Corp.	56,459	248
FairPoint Communications, Inc.*	11,434	163
General Communication, Inc., Class A*	19,802	272
Global Eagle Entertainment, Inc.*	21,026	286
Globalstar, Inc.*	150,028	413
Gogo, Inc.*	30,524	505
GTT Communications, Inc.*	7,768	103
Hawaiian Telcom Holdco, Inc.*	5,690	157
IDT Corp., Class B	9,277	188
Inteliquent, Inc.	17,884	351
Intelsat S.A.*	15,082	262
Internap Corp.*	29,932	238
Iridium Communications, Inc.*	44,007	429
j2 Global, Inc.	25,280	1,567
Lumos Networks Corp.	10,367	174
NTELOS Holdings Corp.	9,337	39
ORBCOMM, Inc.*	28,118	184

NORTHERN FUNDS QUARTERLY REPORT     23    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Telecom - 1.2% continued
Pendrell Corp.*	89,883	$124
Premiere Global Services, Inc.*	26,199	278
RigNet, Inc.*	6,573	270
RingCentral, Inc., Class A*	15,434	230
Shenandoah Telecommunications Co.	13,096	409
Spok Holdings, Inc.	11,951	208
TeleCommunication Systems, Inc., Class A*	26,734	83
Vonage Holdings Corp.*	94,517	360
West Corp.	21,044	694
Zix Corp.*	32,660	118

		11,954

Transportation & Logistics - 1.9%
Air Transport Services Group, Inc.*	28,826	247
ArcBest Corp.	14,198	658
Ardmore Shipping Corp.	9,943	119
Atlas Air Worldwide Holdings, Inc.*	13,766	679
Baltic Trading Ltd.	27,098	68
Celadon Group, Inc.	11,375	258
DHT Holdings, Inc.	50,542	369
Dorian LPG Ltd.*	4,027	56
Echo Global Logistics, Inc.*	12,737	372
Forward Air Corp.	16,585	835
Frontline Ltd.*	36,537	92
GasLog Ltd.	22,995	468
Heartland Express, Inc.	29,762	804
Hornbeck Offshore Services, Inc.*	19,820	495
Hub Group, Inc., Class A*	20,120	766
International Shipholding Corp.	3,199	48
Knight Transportation, Inc.	32,742	1,102
Knightsbridge Shipping Ltd.	18,500	84
Marten Transport Ltd.	13,116	287
Matson, Inc.	23,473	810
Mobile Mini, Inc.	25,562	1,035
ModusLink Global Solutions, Inc.*	20,052	75
Navios Maritime Acq Corp.	45,350	165
Navios Maritime Holdings, Inc.	43,724	180
Nordic American Offshore Ltd.	9,977	122
Nordic American Tankers Ltd.	48,542	489
P.A.M. Transportation Services, Inc.*	1,775	92
Quality Distribution, Inc.*	15,073	160
Roadrunner Transportation Systems, Inc.*	15,145	354
Safe Bulkers, Inc.	21,425	84
Saia, Inc.*	13,463	745
Scorpio Bulkers, Inc.*	73,502	145
Scorpio Tankers, Inc.	87,118	757
Ship Finance International Ltd.	32,280	456
Stamps.com, Inc.*	7,697	369
Swift Transportation Co.*	46,569	1,333
Teekay Tankers Ltd., Class A	33,923	172
Ultrapetrol Bahamas Ltd.*	12,015	26
Universal Truckload Services, Inc.	3,623	103
USA Truck, Inc.*	3,452	98
UTi Worldwide, Inc.*	49,966	603
Werner Enterprises, Inc.	24,447	762
XPO Logistics, Inc.*	28,749	1,175
YRC Worldwide, Inc.*	16,994	382

		18,499

Transportation Equipment - 0.3%
Accuride Corp.*	21,224	92
American Railcar Industries, Inc.	5,143	265
Commercial Vehicle Group, Inc.*	14,572	97
FreightCar America, Inc.	6,649	175
Greenbrier (The) Cos., Inc.	15,102	812
Meritor, Inc.*	53,481	810
Spartan Motors, Inc.	18,650	98
Wabash National Corp.*	37,616	465

		2,814

Utilities - 3.4%
Abengoa Yield PLC	15,630	427
ALLETE, Inc.	23,989	1,323
American States Water Co.	21,140	796
Artesian Resources Corp., Class A	4,277	97
Atlantic Power Corp.	66,522	180
Avista Corp.	33,004	1,167
Black Hills Corp.	24,428	1,296
California Water Service Group	26,065	642
Chesapeake Utilities Corp.	7,904	393
Cleco Corp.	33,044	1,802
Connecticut Water Service, Inc.	6,009	218
Dynegy, Inc.*	67,217	2,040
El Paso Electric Co.	22,047	883
Empire District Electric (The) Co.	23,533	700
IDACORP, Inc.	27,060	1,791
Laclede Group (The), Inc.	23,594	1,255
MGE Energy, Inc.	18,884	861
Middlesex Water Co.	8,822	203
New Jersey Resources Corp.	23,071	1,412

EQUITY INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Utilities - 3.4% continued
Northwest Natural Gas Co.	14,803	$739
NorthWestern Corp.	25,464	1,441
NRG Yield, Inc., Class A	13,005	613
ONE Gas, Inc.	28,443	1,172
Ormat Technologies, Inc.	9,787	266
Otter Tail Corp.	19,849	615
Pattern Energy Group, Inc.	21,583	532
Piedmont Natural Gas Co., Inc.	42,051	1,657
PNM Resources, Inc.	43,579	1,291
PNM Resources, Inc. - (Fractional Shares)(1)	50,000	—
Portland General Electric Co.	42,880	1,622
SJW Corp.	8,474	272
South Jersey Industries, Inc.	18,056	1,064
Southwest Gas Corp.	25,078	1,550
Spark Energy, Inc., Class A	1,585	22
UIL Holdings Corp.	30,104	1,311
Unitil Corp.	7,638	280
WGL Holdings, Inc.	28,438	1,553
York Water (The) Co.	7,150	166

		33,652

Waste & Environment Services & Equipment - 0.5%
Advanced Emissions Solutions, Inc.*	11,970	273
Cantel Medical Corp.	18,461	799
Casella Waste Systems, Inc., Class A*	21,309	86
Ceco Environmental Corp.	11,596	180
CLARCOR, Inc.	27,264	1,817
Energy Recovery, Inc.*	21,218	112
Heritage-Crystal Clean, Inc.*	5,047	62
Quest Resource Holding Corp.*	7,020	10
Tetra Tech, Inc.	35,575	950
US Ecology, Inc.	11,769	472
Vertex Energy, Inc.*	7,190	30

		4,791

Total Common Stocks (Cost $672,862)		960,306

OTHER - 0.0%(2)
Escrow DLB Oil & Gas*	1,200	—
Escrow Gerber Scientific, Inc.*	9,016	—
Escrow Position PetroCorp*	420	—

Total Other (Cost $ — )		—

RIGHTS - 0.0%
Biotechnology & Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc. (Contingent Value Rights)(1) *	3,681	—

Telecom - 0.0%
Leap Wireless International, Inc. (Contingent Value Rights)(1) *	30,708	—

Total Rights (Cost $ — )		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Magnum Hunter Resources Corp., Exp. 4/15/16, Strike $8.50*	9,488	$—
Tejon Ranch Co., Exp. 8/31/16, Strike $40.00*	1,122	2

Total Warrants (Cost $7)		2

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	36,041,320	$36,041

Total Investment Companies (Cost $36,041)		36,041

NORTHERN FUNDS QUARTERLY REPORT     25    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
United States Treasury Bill,
0.03%, 4/30/15(5)	$2,100	$2,100

Total Short-Term Investments (Cost $2,100)		2,100

Total Investments - 100.1% (Cost $711,010)		998,449

Liabilities less Other Assets - (0.1)%		(1,383)

NET ASSETS - 100.0%		$997,066

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Security listed as “escrow” is considered to be worthless.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $31,475,000 with net purchases of approximately $4,566,000 during the nine months ended December 31, 2014.
(5)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini Index	328	$39,383	Long	3/15	$1,322

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.7%
Consumer Staples	3.3
Energy	3.5
Financials	24.2
Health Care	14.8
Industrials	13.7
Information Technology	17.9
Materials	4.5
Telecommunication Services	0.8
Utilities	3.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions including risk, market participants would use in pricing a strategy).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$960,306	(1)	$—	$—	$960,306
Warrants	2		—	—	2
Investment Companies	36,041		—	—	36,041
Short-Term Investments	—		2,100	—	2,100

Total Investments	$996,349		$2,100	$—	$998,449

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,322		$—	$—	$1,322

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$719,341

Gross tax appreciation of investments	$338,185
Gross tax depreciation of investments	(59,077)

Net tax appreciation of investments	$279,108

EQUITY INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2%
Aerospace & Defense - 2.2%
Boeing (The) Co.	232,675	$30,243
General Dynamics Corp.	110,325	15,183
L-3 Communications Holdings, Inc.	29,712	3,750
Lockheed Martin Corp.	94,127	18,126
Northrop Grumman Corp.	70,854	10,443
Precision Castparts Corp.	50,153	12,081
Raytheon Co.	108,399	11,726
Rockwell Collins, Inc.	46,581	3,935
Textron, Inc.	97,579	4,109
United Technologies Corp.	297,635	34,228

		143,824

Apparel & Textile Products - 0.8%
Fossil Group, Inc.*	15,681	1,736
Michael Kors Holdings Ltd.*	72,530	5,447
NIKE, Inc., Class B	244,898	23,547
PVH Corp.	28,897	3,704
Ralph Lauren Corp.	21,261	3,937
Under Armour, Inc., Class A*	58,116	3,946
VF Corp.	121,454	9,097

		51,414

Asset Management - 0.9%
Affiliated Managers Group, Inc.*	19,557	4,151
BlackRock, Inc.	44,762	16,005
Charles Schwab (The) Corp.	403,991	12,196
E*TRADE Financial Corp.*	101,405	2,460
Franklin Resources, Inc.	138,483	7,668
Invesco Ltd.	151,661	5,994
Legg Mason, Inc.	35,189	1,878
Leucadia National Corp.	112,181	2,515
T Rowe Price Group, Inc.	91,405	7,848

		60,715

Automotive - 1.1%
BorgWarner, Inc.	80,244	4,409
Delphi Automotive PLC	103,742	7,544
Ford Motor Co.	1,350,131	20,927
General Motors Co.	473,448	16,528
Goodyear Tire & Rubber (The) Co.	96,329	2,752
Harley-Davidson, Inc.	75,114	4,951
Harman International Industries, Inc.	24,261	2,589
Johnson Controls, Inc.	234,127	11,318

		71,018

Banking - 5.9%
Bank of America Corp.	3,690,924	66,031
BB&T Corp.	253,133	9,844
Citigroup, Inc.	1,063,232	57,532
Comerica, Inc.	63,517	2,975
Fifth Third Bancorp	288,364	5,875
Hudson City Bancorp, Inc.	166,093	1,681
Huntington Bancshares, Inc.	284,993	2,998
JPMorgan Chase & Co.	1,311,971	82,103
KeyCorp	305,874	4,252
M&T Bank Corp.	46,246	5,809
People’s United Financial, Inc.	106,603	1,618
PNC Financial Services Group (The), Inc.	184,834	16,862
Regions Financial Corp.	481,836	5,088
SunTrust Banks, Inc.	183,067	7,671
US Bancorp	628,113	28,234
Wells Fargo & Co.	1,657,018	90,838
Zions Bancorporation	70,813	2,019

		391,430

Biotechnology & Pharmaceuticals - 8.8%
AbbVie, Inc.	559,066	36,585
Actavis PLC*	93,006	23,941
Alexion Pharmaceuticals, Inc.*	69,550	12,869
Allergan, Inc.	104,529	22,222
Amgen, Inc.	266,922	42,518
Biogen Idec, Inc.*	82,869	28,130
Bristol-Myers Squibb Co.	582,080	34,360
Celgene Corp.*	280,203	31,343
Eli Lilly & Co.	343,959	23,730
Gilead Sciences, Inc.*	529,413	49,902
Hospira, Inc.*	59,831	3,665
Johnson & Johnson	982,292	102,718
Mallinckrodt PLC*	40,766	4,037
Merck & Co., Inc.	1,000,385	56,812
Mylan, Inc.*	131,641	7,421
Perrigo Co. PLC	49,382	8,255
Pfizer, Inc.	2,211,086	68,875
Regeneron Pharmaceuticals, Inc.*	26,118	10,715
Vertex Pharmaceuticals, Inc.*	84,390	10,025
Zoetis, Inc.	176,054	7,576

		585,699

Chemicals - 2.2%
Air Products & Chemicals, Inc.	67,461	9,730
Airgas, Inc.	23,681	2,728
Avery Dennison Corp.	32,491	1,686

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Chemicals - 2.2% continued
CF Industries Holdings, Inc.	17,441	$4,753
Dow Chemical (The) Co.	388,614	17,725
E.I. du Pont de Nemours & Co.	317,888	23,505
Eastman Chemical Co.	52,253	3,964
FMC Corp.	47,052	2,683
International Flavors & Fragrances, Inc.	28,593	2,898
LyondellBasell Industries N.V., Class A	145,803	11,575
Monsanto Co.	169,867	20,294
Mosaic (The) Co.	110,763	5,056
PPG Industries, Inc.	48,108	11,120
Praxair, Inc.	102,387	13,265
Sherwin-Williams (The) Co.	28,613	7,526
Sigma-Aldrich Corp.	41,945	5,758

		144,266

Commercial Services - 0.3%
ADT (The) Corp.	61,608	2,232
Cintas Corp.	34,024	2,669
Ecolab, Inc.	94,756	9,904
H&R Block, Inc.	97,277	3,276
Robert Half International, Inc.	47,426	2,769

		20,850

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	21,740	2,398
Vulcan Materials Co.	46,067	3,028

		5,426

Consumer Products - 7.0%
Altria Group, Inc.	693,692	34,178
Archer-Daniels-Midland Co.	226,509	11,779
Avon Products, Inc.	155,061	1,456
Brown-Forman Corp., Class B	54,775	4,811
Campbell Soup Co.	62,546	2,752
Clorox (The) Co.	45,516	4,743
Coca-Cola (The) Co.	1,383,481	58,411
Coca-Cola Enterprises, Inc.	77,832	3,442
Colgate-Palmolive Co.	300,599	20,798
ConAgra Foods, Inc.	149,217	5,414
Constellation Brands, Inc., Class A*	58,728	5,765
Dr. Pepper Snapple Group, Inc.	67,837	4,863
Estee Lauder (The) Cos., Inc., Class A	78,410	5,975
General Mills, Inc.	211,682	11,289
Hershey (The) Co.	51,693	5,372
Hormel Foods Corp.	47,275	2,463
JM Smucker (The) Co.	35,460	3,581
Kellogg Co.	88,213	5,773
Keurig Green Mountain, Inc.	42,625	5,643
Kimberly-Clark Corp.	130,941	15,129
Kraft Foods Group, Inc.	207,210	12,984
Lorillard, Inc.	126,075	7,935
McCormick & Co., Inc. (Non Voting)	45,311	3,367
Mead Johnson Nutrition Co.	71,187	7,157
Molson Coors Brewing Co., Class B	56,242	4,191
Mondelez International, Inc., Class A	590,252	21,441
Monster Beverage Corp.*	50,690	5,492
PepsiCo, Inc.	525,188	49,662
Philip Morris International, Inc.	545,331	44,417
Procter & Gamble (The) Co.	948,348	86,385
Reynolds American, Inc.	108,204	6,954
Tyson Foods, Inc., Class A	103,386	4,145

		467,767

Containers & Packaging - 0.8%
3M Co.	224,876	36,952
Ball Corp.	47,794	3,258
International Paper Co.	148,285	7,945
MeadWestvaco Corp.	58,169	2,582
Owens-Illinois, Inc.*	58,788	1,587
Sealed Air Corp.	74,177	3,147

		55,471

Distributors - Consumer Staples - 0.1%
Sysco Corp.	206,134	8,181

Distributors - Discretionary - 0.1%
Fastenal Co.	95,855	4,559
Genuine Parts Co.	53,660	5,718

		10,277

Electrical Equipment - 2.9%
Allegion PLC	33,470	1,856
AMETEK, Inc.	85,856	4,519
Amphenol Corp., Class A	108,442	5,835
Dover Corp.	58,443	4,192
Eaton Corp. PLC	166,157	11,292
Emerson Electric Co.	243,584	15,036
General Electric Co.	3,524,111	89,054
Honeywell International, Inc.	274,667	27,445
Ingersoll-Rand PLC	93,271	5,912
Rockwell Automation, Inc.	47,575	5,290
Roper Industries, Inc.	35,012	5,474
TE Connectivity Ltd.	142,853	9,036

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Electrical Equipment - 2.9% continued
Tyco International PLC	146,121	$6,409

		191,350

Engineering & Construction Services - 0.1%
Fluor Corp.	54,501	3,305
Jacobs Engineering Group, Inc.*	45,656	2,040
Quanta Services, Inc.*	77,597	2,203

		7,548

Gaming, Lodging & Restaurants - 1.6%
Carnival Corp.	158,631	7,191
Chipotle Mexican Grill, Inc.*	10,853	7,429
Darden Restaurants, Inc.	46,732	2,740
Marriott International, Inc., Class A	74,554	5,817
McDonald’s Corp.	341,630	32,011
Royal Caribbean Cruises Ltd.	58,239	4,801
Starbucks Corp.	262,239	21,517
Starwood Hotels & Resorts Worldwide, Inc.	62,371	5,056
Wyndham Worldwide Corp.	43,549	3,735
Wynn Resorts Ltd.	28,490	4,238
Yum! Brands, Inc.	153,521	11,184

		105,719

Hardware - 5.6%
Apple, Inc.	2,058,213	227,186
Cisco Systems, Inc.	1,794,790	49,922
Corning, Inc.	450,860	10,338
EMC Corp.	713,823	21,229
F5 Networks, Inc.*	25,824	3,369
FLIR Systems, Inc.	50,343	1,627
Garmin Ltd.	42,148	2,227
Harris Corp.	36,600	2,629
Hewlett-Packard Co.	654,800	26,277
Juniper Networks, Inc.	135,035	3,014
Motorola Solutions, Inc.	74,366	4,988
NetApp, Inc.	109,036	4,520
Pitney Bowes, Inc.	70,011	1,706
Seagate Technology PLC	115,104	7,654
Western Digital Corp.	76,815	8,503

		375,189

Health Care Facilities & Services - 2.2%
Aetna, Inc.	123,194	10,943
AmerisourceBergen Corp.	72,876	6,571
Anthem, Inc.	94,664	11,896
Cardinal Health, Inc.	116,096	9,372
Cigna Corp.	92,040	9,472
DaVita HealthCare Partners, Inc.*	60,245	4,563
Express Scripts Holding Co.*	257,544	21,806
Humana, Inc.	53,857	7,736
Laboratory Corp. of America Holdings*	29,706	3,205
McKesson Corp.	81,349	16,886
Patterson Cos., Inc.	30,263	1,456
Quest Diagnostics, Inc.	50,617	3,394
Tenet Healthcare Corp.*	34,726	1,760
UnitedHealth Group, Inc.	336,794	34,047
Universal Health Services, Inc., Class B	31,867	3,546

		146,653

Home & Office Products - 0.5%
DR Horton, Inc.	115,478	2,920
Leggett & Platt, Inc.	48,534	2,068
Lennar Corp., Class A	62,599	2,805
Masco Corp.	125,004	3,150
Mohawk Industries, Inc.*	21,939	3,408
Newell Rubbermaid, Inc.	95,240	3,628
PulteGroup, Inc.	116,859	2,508
Snap-on, Inc.	20,399	2,789
Stanley Black & Decker, Inc.	55,255	5,309
Whirlpool Corp.	27,401	5,309

		33,894

Industrial Services - 0.1%
United Rentals, Inc.*	34,960	3,566
WW Grainger, Inc.	21,365	5,446

		9,012

Institutional Financial Services - 1.5%
Bank of New York Mellon (The) Corp.	395,744	16,055
CME Group, Inc.	111,227	9,860
Goldman Sachs Group (The), Inc.	142,221	27,567
Intercontinental Exchange, Inc.	39,432	8,647
Morgan Stanley	536,737	20,826
NASDAQ OMX Group (The), Inc.	40,747	1,954
Northern Trust Corp.(1) (2)	71,137	4,795
State Street Corp.	146,701	11,516

		101,220

Insurance - 4.3%
ACE Ltd.	116,494	13,383
Aflac, Inc.	158,211	9,665
Allstate (The) Corp.	147,306	10,348
American International Group, Inc.	491,320	27,519

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Insurance - 4.3% continued
Ameriprise Financial, Inc.	65,175	$8,619
Aon PLC	100,063	9,489
Assurant, Inc.	24,738	1,693
Berkshire Hathaway, Inc., Class B*	640,139	96,117
Chubb (The) Corp.	82,829	8,570
Cincinnati Financial Corp.	51,659	2,677
Genworth Financial, Inc., Class A*	173,504	1,475
Hartford Financial Services Group (The), Inc.	151,305	6,308
Lincoln National Corp.	91,343	5,268
Loews Corp.	105,037	4,414
Marsh & McLennan Cos., Inc.	189,441	10,844
MetLife, Inc.	398,584	21,559
Principal Financial Group, Inc.	95,823	4,977
Progressive (The) Corp.	187,245	5,054
Prudential Financial, Inc.	160,648	14,532
Torchmark Corp.	44,996	2,437
Travelers (The) Cos., Inc.	116,371	12,318
Unum Group	88,634	3,092
XL Group PLC	90,615	3,114

		283,472

Iron & Steel - 0.1%
Allegheny Technologies, Inc.	37,154	1,292
Nucor Corp.	111,609	5,474

		6,766

Leisure Products - 0.1%
Hasbro, Inc.	39,523	2,173
Mattel, Inc.	118,874	3,679

		5,852

Machinery - 0.9%
Caterpillar, Inc.	212,374	19,439
Deere & Co.	125,795	11,129
Flowserve Corp.	48,340	2,892
Illinois Tool Works, Inc.	126,000	11,932
Joy Global, Inc.	34,090	1,586
Parker-Hannifin Corp.	52,045	6,711
Pentair PLC	65,468	4,348
Xylem, Inc.	63,061	2,401

		60,438

Media - 6.6%
Alliance Data Systems Corp.*	22,534	6,446
Cablevision Systems Corp., Class A (New York Group)	78,289	1,616
CBS Corp., Class B (Non Voting)	167,248	9,256
Comcast Corp., Class A	904,496	52,470
DIRECTV*	176,213	15,278
Discovery Communications, Inc., Class A*	51,997	1,791
Discovery Communications, Inc., Class C*	95,281	3,213
Expedia, Inc.	34,960	2,984
Facebook, Inc., Class A*	733,775	57,249
Gannett Co., Inc.	79,859	2,550
Google, Inc., Class A*	100,031	53,082
Google, Inc., Class C*	99,939	52,608
Interpublic Group of (The) Cos., Inc.	147,818	3,070
News Corp., Class A*	174,573	2,739
Omnicom Group, Inc.	86,949	6,736
Priceline Group (The), Inc.*	18,369	20,945
Scripps Networks Interactive, Inc., Class A	35,545	2,675
Time Warner Cable, Inc.	98,398	14,962
Time Warner, Inc.	294,250	25,135
TripAdvisor, Inc.*	39,079	2,918
Twenty-First Century Fox, Inc., Class A	650,644	24,988
VeriSign, Inc.*	38,198	2,177
Viacom, Inc., Class B	129,529	9,747
Walt Disney (The) Co.	547,382	51,558
Yahoo!, Inc.*	309,148	15,615

		441,808

Medical Equipment & Devices - 2.9%
Abbott Laboratories	528,239	23,781
Agilent Technologies, Inc.	116,534	4,771
Baxter International, Inc.	190,117	13,934
Becton Dickinson and Co.	67,169	9,347
Boston Scientific Corp.*	467,720	6,197
CareFusion Corp.*	71,546	4,246
Covidien PLC	158,859	16,248
CR Bard, Inc.	26,448	4,407
Danaher Corp.	214,551	18,389
DENTSPLY International, Inc.	49,695	2,647
Edwards Lifesciences Corp.*	37,551	4,783
Intuitive Surgical, Inc.*	12,716	6,726
Medtronic, Inc.	345,296	24,931
Pall Corp.	37,651	3,811
PerkinElmer, Inc.	39,106	1,710
St. Jude Medical, Inc.	100,358	6,526
Stryker Corp.	105,177	9,921
Thermo Fisher Scientific, Inc.	140,387	17,589
Varian Medical Systems, Inc.*	34,999	3,028

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Medical Equipment & Devices - 2.9% continued
Waters Corp.*	29,181	$3,289
Zimmer Holdings, Inc.	59,570	6,757

		193,038

Metals & Mining - 0.3%
Alcoa, Inc.	414,595	6,547
Freeport-McMoRan, Inc.	365,983	8,549
Newmont Mining Corp.	174,456	3,297

		18,393

Oil, Gas & Coal - 8.1%
Anadarko Petroleum Corp.	177,722	14,662
Apache Corp.	132,110	8,279
Baker Hughes, Inc.	151,480	8,494
Cabot Oil & Gas Corp.	143,966	4,263
Cameron International Corp.*	69,238	3,458
Chesapeake Energy Corp.	180,815	3,539
Chevron Corp.	663,523	74,434
Cimarex Energy Co.	30,736	3,258
ConocoPhillips	432,021	29,835
CONSOL Energy, Inc.	81,378	2,751
Denbury Resources, Inc.	121,248	986
Devon Energy Corp.	134,926	8,259
Diamond Offshore Drilling, Inc.	23,725	871
Ensco PLC, Class A	82,351	2,466
EOG Resources, Inc.	192,309	17,706
EQT Corp.	53,220	4,029
Exxon Mobil Corp.	1,486,169	137,396
FMC Technologies, Inc.*	82,397	3,859
Halliburton Co.	296,713	11,670
Helmerich & Payne, Inc.	38,275	2,581
Hess Corp.	89,146	6,581
Kinder Morgan, Inc.	596,302	25,230
Marathon Oil Corp.	236,808	6,699
Marathon Petroleum Corp.	98,157	8,860
Murphy Oil Corp.	58,986	2,980
Nabors Industries Ltd.	103,495	1,343
National Oilwell Varco, Inc.	151,140	9,904
Newfield Exploration Co.*	49,028	1,330
Noble Corp. PLC	88,756	1,471
Noble Energy, Inc.	126,950	6,021
Occidental Petroleum Corp.	271,937	21,921
ONEOK, Inc.	72,711	3,620
Phillips 66	194,249	13,928
Pioneer Natural Resources Co.	52,248	7,777
QEP Resources, Inc.	58,020	1,173
Range Resources Corp.	59,319	3,171
Schlumberger Ltd.	451,611	38,572
Southwestern Energy Co.*	124,299	3,392
Spectra Energy Corp.	235,520	8,549
Tesoro Corp.	44,305	3,294
Transocean Ltd.	118,841	2,178
Valero Energy Corp.	182,939	9,055
Williams (The) Cos., Inc.	235,616	10,589

		540,434

Passenger Transportation - 0.4%
Delta Air Lines, Inc.	293,139	14,419
Southwest Airlines Co.	238,964	10,113

		24,532

Real Estate - 0.0%
CBRE Group, Inc., Class A*	98,595	3,377

Real Estate Investment Trusts - 2.3%
American Tower Corp.	139,018	13,742
Apartment Investment & Management Co., Class A	51,720	1,921
AvalonBay Communities, Inc.	46,163	7,543
Boston Properties, Inc.	53,885	6,934
Crown Castle International Corp.	117,314	9,233
Equity Residential	127,018	9,125
Essex Property Trust, Inc.	22,451	4,638
General Growth Properties, Inc.	221,002	6,217
HCP, Inc.	161,596	7,115
Health Care REIT, Inc.	114,684	8,678
Host Hotels & Resorts, Inc.	266,770	6,341
Iron Mountain, Inc.	65,327	2,526
Kimco Realty Corp.	144,659	3,637
Macerich (The) Co.	49,639	4,140
Plum Creek Timber Co., Inc.	61,106	2,615
Prologis, Inc.	174,865	7,524
Public Storage	51,045	9,436
Simon Property Group, Inc.	108,799	19,813
Ventas, Inc.	103,512	7,422
Vornado Realty Trust	61,495	7,239
Weyerhaeuser Co.	184,404	6,618

		152,457

Renewable Energy - 0.0%
First Solar, Inc.*	26,261	1,171

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Retail - Consumer Staples - 2.8%
Costco Wholesale Corp.	153,597	$21,772
CVS Health Corp.	402,254	38,741
Dollar General Corp.*	106,906	7,558
Dollar Tree, Inc.*	72,185	5,080
Family Dollar Stores, Inc.	33,747	2,673
Kroger (The) Co.	172,441	11,073
Safeway, Inc.	81,605	2,866
Target Corp.	223,549	16,970
Walgreens Boots Alliance, Inc.	305,263	23,261
Wal-Mart Stores, Inc.	554,272	47,601
Whole Foods Market, Inc.	126,414	6,374

		183,969

Retail - Discretionary - 3.7%
Amazon.com, Inc.*	133,234	41,349
AutoNation, Inc.*	26,176	1,581
AutoZone, Inc.*	11,251	6,966
Bed Bath & Beyond, Inc.*	64,649	4,924
Best Buy Co., Inc.	101,410	3,953
CarMax, Inc.*	75,459	5,024
Coach, Inc.	97,057	3,645
eBay, Inc.*	396,752	22,266
GameStop Corp., Class A	37,582	1,270
Gap (The), Inc.	93,649	3,944
Home Depot (The), Inc.	462,517	48,550
Kohl’s Corp.	70,672	4,314
L Brands, Inc.	86,640	7,499
Lowe’s Cos., Inc.	341,474	23,493
Macy’s, Inc.	121,169	7,967
Netflix, Inc.*	21,144	7,223
Nordstrom, Inc.	49,178	3,904
O’Reilly Automotive, Inc.*	35,610	6,859
PetSmart, Inc.	34,891	2,837
Ross Stores, Inc.	73,654	6,943
Staples, Inc.	225,235	4,081
Tiffany & Co.	39,393	4,210
TJX (The) Cos., Inc.	242,130	16,605
Tractor Supply Co.	47,430	3,738
Urban Outfitters, Inc.*	34,861	1,225

		244,370

Semiconductors - 3.1%
Altera Corp.	106,265	3,926
Analog Devices, Inc.	108,777	6,039
Applied Materials, Inc.	427,749	10,660
Avago Technologies Ltd.	88,742	8,927
Broadcom Corp., Class A	189,184	8,197
Intel Corp.	1,696,905	61,581
KLA-Tencor Corp.	57,712	4,058
Lam Research Corp.	55,827	4,429
Linear Technology Corp.	83,625	3,813
Microchip Technology, Inc.	70,481	3,179
Micron Technology, Inc.*	376,674	13,187
NVIDIA Corp.	181,237	3,634
QUALCOMM, Inc.	583,499	43,372
SanDisk Corp.	77,693	7,612
Texas Instruments, Inc.	370,868	19,829
Xilinx, Inc.	92,798	4,017

		206,460

Software - 3.9%
Adobe Systems, Inc.*	166,239	12,086
Akamai Technologies, Inc.*	62,377	3,927
Autodesk, Inc.*	79,767	4,791
CA, Inc.	112,588	3,428
Cerner Corp.*	106,918	6,913
Citrix Systems, Inc.*	56,419	3,600
Electronic Arts, Inc.*	109,119	5,130
Intuit, Inc.	100,134	9,231
Microsoft Corp.	2,892,764	134,369
Oracle Corp.	1,135,517	51,064
Red Hat, Inc.*	65,585	4,535
salesforce.com, Inc.*	205,871	12,210
Symantec Corp.	243,359	6,243
Teradata Corp.*	54,276	2,371

		259,898

Specialty Finance - 2.3%
American Express Co.	312,233	29,050
Capital One Financial Corp.	195,100	16,106
Discover Financial Services	159,084	10,418
Fidelity National Information Services, Inc.	99,897	6,214
Fiserv, Inc.*	85,289	6,053
MasterCard, Inc., Class A	343,668	29,610
Navient Corp.	145,216	3,138
Total System Services, Inc.	58,949	2,002
Visa, Inc., Class A	171,399	44,941
Western Union (The) Co.	182,321	3,265

		150,797

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Technology Services - 2.0%
Accenture PLC, Class A	220,431	$19,687
Automatic Data Processing, Inc.	169,018	14,091
Cognizant Technology Solutions Corp., Class A*	213,658	11,251
Computer Sciences Corp.	49,233	3,104
Dun & Bradstreet (The) Corp.	12,761	1,544
Equifax, Inc.	42,181	3,411
International Business Machines Corp.	323,007	51,823
McGraw Hill Financial, Inc.	95,359	8,485
Moody’s Corp.	64,477	6,177
Nielsen N.V.	113,632	5,083
Paychex, Inc.	113,923	5,260
Xerox Corp.	378,481	5,246

		135,162

Telecom - 2.2%
AT&T, Inc.	1,820,459	61,149
CenturyLink, Inc.	200,658	7,942
Frontier Communications Corp.	349,611	2,332
Level 3 Communications, Inc.*	98,363	4,857
Verizon Communications, Inc.	1,456,340	68,128
Windstream Holdings, Inc.	210,095	1,731

		146,139

Transportation & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	51,385	3,848
CSX Corp.	348,887	12,640
Expeditors International of Washington, Inc.	67,596	3,016
FedEx Corp.	92,448	16,055
Kansas City Southern	38,719	4,725
Norfolk Southern Corp.	108,625	11,906
Ryder System, Inc.	18,331	1,702
Union Pacific Corp.	312,059	37,176
United Parcel Service, Inc., Class B	244,673	27,200

		118,268

Transportation Equipment - 0.3%
Cummins, Inc.	59,612	8,594
PACCAR, Inc.	124,681	8,480

		17,074

Utilities - 3.1%
AES Corp.	229,636	3,162
AGL Resources, Inc.	42,300	2,306
Ameren Corp.	85,474	3,943
American Electric Power Co., Inc.	171,749	10,429
CenterPoint Energy, Inc.	151,201	3,543
CMS Energy Corp.	96,044	3,338
Consolidated Edison, Inc.	103,173	6,810
Dominion Resources, Inc.	204,771	15,747
DTE Energy Co.	61,868	5,344
Duke Energy Corp.	248,067	20,723
Edison International	114,657	7,508
Entergy Corp.	62,998	5,511
Exelon Corp.	301,694	11,187
FirstEnergy Corp.	146,838	5,725
Integrys Energy Group, Inc.	28,350	2,207
NextEra Energy, Inc.	153,023	16,265
NiSource, Inc.	110,870	4,703
Northeast Utilities	110,881	5,934
NRG Energy, Inc.	119,188	3,212
Pepco Holdings, Inc.	88,478	2,383
PG&E Corp.	166,585	8,869
Pinnacle West Capital Corp.	39,145	2,674
PPL Corp.	233,809	8,494
Public Service Enterprise Group, Inc.	176,655	7,315
SCANA Corp.	49,973	3,018
Sempra Energy	81,254	9,048
Southern (The) Co.	315,589	15,499
TECO Energy, Inc.	83,125	1,703
Wisconsin Energy Corp.	78,888	4,161
Xcel Energy, Inc.	178,232	6,402

		207,163

Waste & Environment Services & Equipment - 0.2%
Republic Services, Inc.	88,577	3,565
Stericycle, Inc.*	29,890	3,918
Waste Management, Inc.	149,429	7,669

		15,152

Total Common Stocks (Cost $3,771,446)		6,403,113

INVESTMENT COMPANIES - 3.5%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	233,923,697	233,924

Total Investment Companies (Cost $233,924)		233,924

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U. S. Treasury Bill,
0.02%, 4/30/15(5)	$14,230	$14,229

Total Short-Term Investments (Cost $14,229)		14,229

Total Investments - 99.9% (Cost $4,019,599)		6,651,266

Other Assets less Liabilities - 0.1%		5,714

NET ASSETS - 100.0%		$6,656,980

(1)	At March 31, 2014, the value of the Fund’s investment in Northern Trust Corp. was approximately $4,664,000. There were no purchases and sales during the nine months ended December 31, 2014. The change in net unrealized appreciation during the nine months ended December 31, 2014, was approximately $131,000.
(2)	Investment in affiliate.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $120,845,000 with net purchases of approximately $113,079,000 during the nine months ended December 31, 2014.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P 500	2,485	$255,011	Long	3/15	$3,905

At December 31, 2014, the industry sectors for the Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.1%
Consumer Staples	9.8
Energy	8.4
Financials	16.7
Health Care	14.2
Industrials	10.4
Information Technology	19.7
Materials	3.2
Telecommunication Services	2.3
Utilities	3.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$6,403,113	(1)	$—	$—	$6,403,113
Investment Companies	233,924		—	—	233,924
Short-Term Investments	—		14,229	—	14,229

Total Investments	$6,637,037		$14,229	$—	$6,651,266

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$3,905		$—	$—	$3,905

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$4,142,196

Gross tax appreciation of investments	$2,550,010
Gross tax depreciation of investments	(40,940)

Net tax appreciation of investments	$2,509,070

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.0%
California - 98.0%
Alameda County IDA Revenue VRDB, Convergent Laser Tech,
(Wells Fargo Bank N.A. LOC),
0.04%, 1/9/15	$4,135	$4,135
Alameda Public Financing Authority VRDB, Series A, Alameda Point Improvement Project,
(MUFG Union Bank N.A. LOC),
0.04%, 1/9/15	1,600	1,600
California Educational Facilities Authority Adjustable Revenue Refunding Bonds, Stanford University, Series L-3,
0.02%, 1/9/15	200	200
California Educational Facilities Authority Adjustable Revenue Refunding Bonds, Stanford University, Series L-4,
0.02%, 1/9/15	2,390	2,390
California Health Facilities Financing Authority Revenue VRDB, Adventist Health System, West, Series B,
(U.S. Bank N.A. LOC),
0.01%, 1/2/15	9,150	9,150
California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H,
(Wells Fargo Bank N.A. LOC),
0.03%, 1/9/15	5,900	5,900
California Infrastructure & Economic Development Bank Refunding Revenue VRDB, Series C, Pacific Gas & Electric,
(Sumitomo Mitsui Banking Corp. LOC),
0.01%, 1/2/15	5,350	5,350
California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project,
(Comerica Bank LOC),
0.05%, 1/9/15	8,630	8,630
California Pollution Control Financing Authority Adjustable Revenue Refunding Bonds, PCR Daily Paper, Pacific Gas & Electric, Series C,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 1/2/15	5,500	5,500
California Pollution Control Financing Authority Revenue Refunding Bonds, Pacific Gas & Electric, Series F,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 1/2/15	3,100	3,100
California Pollution Control Financing Authority Revenue Refunding Bonds, Pacific, Series E,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 1/2/15	5,000	5,000
California Pollution Control Financing Authority Revenue VRDB, Big Bear Disposal, Inc. Project, Solid Waste,
(MUFG Union Bank N.A. LOC),
0.04%, 1/9/15	2,040	2,040
California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Mission Trail Waste,
(Comerica Bank LOC),
0.05%, 1/9/15	2,440	2,440
California State Educational Facilities Authority Adjustable Revenue Refunding Bonds, Series L-5, Stanford University,
0.02%, 1/9/15	100	100
California State Educational Facilities Authority Adjustable Revenue Refunding Bonds, Series L-6, Stanford University,
0.02%, 1/9/15	300	300
California State School Cash Reserve Program Authority Revenue Notes, Series E,
2.00%, 6/30/15	2,000	2,019
California State University Institute Municipal Interest Bearing CP,
0.07%, 3/4/15	3,740	3,740
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Encanto Homes Apartments,
(FHLB of San Francisco LOC),
0.03%, 1/9/15	10,400	10,400
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Pine View Apartments, Series A,
(Citibank N.A. LOC),
0.05%, 1/9/15	1,200	1,200
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, South Shore Apartments, Series M,
(FHLB of San Francisco LOC),
0.03%, 1/9/15	10,290	10,290

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.0% continued
California - 98.0% continued
California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living,
(FHLB of San Francisco LOC),
0.03%, 1/9/15	$7,785	$7,785
California Statewide Communities Development Authority Revenue Bonds, Kaiser Permanente, Series B,
(Kaiser Permanente Gtd.),
0.02%, 1/9/15	5,000	5,000
California Statewide Communities Development Authority Revenue VRDB, Community Hospital of Monterey,
(Wells Fargo Bank N.A. LOC),
0.03%, 1/9/15	10,500	10,500
California Statewide Communities Development Authority Revenue VRDB, Development at Robert Louis Stevenson,
(U.S. Bank N.A. LOC),
0.04%, 1/9/15	6,700	6,700
Castaic Lake Water Agency California Revenue COPS VRDB, 1994 Refunding Project,
(Wells Fargo Bank N.A. LOC),
0.03%, 1/9/15	4,000	4,000
City & County of San Francisco California Multifamily Housing Revenue Refunding VRDB, Post Street Towers, Series A,
(FHLMC LOC),
0.03%, 1/9/15	8,800	8,800
City of Carlsbad California Multifamily Housing Revenue Refunding VRDB, Santa Fe Ranch Apartments Project,
(FHLMC LOC),
0.05%, 1/9/15	6,420	6,420
City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A,
(FNMA LOC),
0.04%, 1/9/15	6,015	6,015
City of Los Angeles G.O. Unlimited TRANS,
1.50%, 6/25/15	2,500	2,517
City of Manhattan Beach California COPS Refunding VRDB,
(MUFG Union Bank N.A. LOC),
0.06%, 1/9/15	2,115	2,115
City of Oceanside California Multifamily Housing Revenue VRDB, Shadow Way, Non AMT,
(FHLMC LOC),
0.03%, 1/9/15	700	700
City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A,
(Bank of New York Mellon LOC),
0.04%, 1/9/15	100	100
Corona California Multifamily Housing Revenue Refunding VRDB, Country Hills Project,
(FHLMC LOC),
0.05%, 1/9/15	4,600	4,600
County of Los Angeles G.O. Unlimited TRANS,
1.50%, 6/30/15	4,450	4,480
County of Riverside Teeter Obligation Revenue Notes, Series D,
1.50%, 10/14/15	4,000	4,043
County of San Bernardino G.O. Unlimited TRANS, Series A,
2.00%, 6/30/15	5,000	5,046
Golden Empire Schools Financing Authority Lease Revenue Floating Revenue Bonds, Variable Notes, Kern High School District,
0.24%, 1/9/15(1)	4,630	4,630
Golden State Tobacco Securitization Corp. Tobacco Settlement Adjustable Revenue Bonds, Eagle-20130013, Class A,
(Berkshire Hathaway, Inc. Insured),
0.08%, 1/9/15(2)	9,900	9,900
Irvine Ranch Water District VRDB, Series B, Improvement Consolidated,
(Bank of America N.A. LOC),
0.01%, 1/2/15	16,265	16,265
Irvine Ranch Water District VRDB, Special Assessment, Districts Numbers 140-240-105-250,
(Bank of New York Mellon LOC),
0.01%, 1/2/15	6,700	6,700
Irvine Unified School District Special Tax Adjustable Bonds, Community Facilities District 09,
(Sumitomo Mitsui Banking Corp. LOC),
0.02%, 1/9/15	5,000	5,000

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.0% continued
California - 98.0% continued
Kern Community College District Variable Refunding COPS,
0.14%, 1/9/15(1)	$4,500	$4,500
Los Angeles California Multifamily Revenue Refunding VRDB, Mountainback,
(FHLMC LOC),
0.06%, 1/9/15	8,240	8,240
Los Angeles Department of Water & Power Revenue VRDB, Subseries B-1,
0.04%, 1/9/15	5,000	5,000
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-2,
0.01%, 1/2/15	11,000	11,000
Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D,
0.03%, 1/9/15	7,500	7,500
Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A,
(MUFG Union Bank N.A. LOC),
0.03%, 1/9/15	8,300	8,300
Nuveen California Dividend Advantage Municipal Fund 3 VRDP, Series 1-1600,
0.13%, 1/9/15(2)	7,000	7,000
Nuveen California Dividend Advantage Municipal Fund Tax-Exempt Preferred Floating VRDP, Series 5,
0.11%, 1/9/15(2)	5,000	5,000
Orange County California Apartment Development Adjustable Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A,
(FNMA LOC),
0.03%, 1/9/15	7,435	7,435
Riverside County Multifamily Housing Authority Revenue Refunding VRDB, Series C, Tyler Springs Apartments,
(FNMA LOC),
0.05%, 1/9/15	7,700	7,700
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Ashford, Series D,
(FNMA LOC),
0.05%, 1/9/15	5,520	5,520
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Seasons at Winter, Series C-2,
(FHLMC LOC),
0.05%, 1/9/15	7,100	7,100
San Bernardino County California Multifamily Revenue Refunding VRDB, Housing Mortgage Mountain View,
(FNMA LOC),
0.08%, 1/9/15	7,260	7,260
San Francisco City & County Airports Community International Airport Revenue Refunding VRDB, Second Series 37C,
(MUFG Union Bank N.A. LOC),
0.03%, 1/9/15	600	600
Southern California Public Power Authority Revenue VRDB, Natural Gas Project,
(Barclays Bank PLC LOC),
0.03%, 1/9/15	5,065	5,065
State of California Adjustable G.O. Unlimited Bonds, Series A-1, Kindergarten,
(Citibank N.A. LOC),
0.01%, 1/2/15	26,000	26,000
State of California Adjustable G.O. Unlimited Bonds, Series B-1, Kindergarten,
(Citibank N.A. LOC),
0.01%, 1/2/15	6,900	6,900
State of California G.O. Unlimited VRDB, Series B, Subseries B-3,
(Barclays Bank PLC LOC),
0.02%, 1/9/15	10,000	10,000
State of California G.O. Unlimited VRDB, Subseries B-7,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 1/2/15	14,500	14,500
State of California G.O., Series A-3,
(Bank of Montreal LOC),
0.01%, 1/2/15	21,500	21,500
State of California Municipal Interest Bearing CP,
(Wells Fargo Bank N.A. LOC),
0.09%, 3/2/15	15,000	15,000
State of California Revenue Anticipation Notes,
1.50%, 6/22/15	4,500	4,529

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.0% continued
California - 98.0% continued
Sunnyvale COPS Refunding VRDB, Government Center Site, Series A,
(MUFG Union Bank N.A. LOC),
0.03%, 1/9/15	$2,305	$2,305
Tahoe Forest Hospital District California Revenue VRDB, Health Facility,
(U.S. Bank N.A. LOC),
0.03%, 1/2/15	2,450	2,450
University of California Municipal CP,
0.04%, 1/9/15	7,000	7,000
West Hills Community College District COPS VRDB,
(MUFG Union Bank N.A. LOC),
0.03%, 1/9/15	3,025	3,025
Western Municipal Water District Facilities Authority Revenue Refunding Bonds, Series A,
(MUFG Union Bank N.A. LOC),
0.04%, 1/9/15	6,500	6,500

		421,729

Total Municipal Investments (Cost $421,729)		421,729

Total Investments - 98.0% (Cost $421,729)(3)		421,729

Other Assets less Liabilities - 2.0%		8,815

NET ASSETS - 100.0%		$430,544

(1)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Funds.
(3)	The cost for federal income tax purposes was $421,729.

Percentages shown are based on Net Assets.

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Air, Transportation, Water Services and Solid Waste Management	22.4%
Educational Services	10.3
Executive, Legislative & General Government	19.3
General Medical and Surgical Hospitals, Specialty Hospitals, Nursing and Personal Care	5.3
Miscellaneous Revenues	6.8
Urban and Community Development, Housing Programs and Social Services	23.6
All other sectors less than 5%	12.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of December 31, 2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by California Municipal Money Market Fund	$—	$421,729	(1) (2)	$—	$421,729

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Fund are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Fund as Level 1, due to quoted market prices being available in active markets.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

CP - Commercial Paper

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

LOC - Letter of Credit

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Demand Preferred

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 3.4%
ABS Other - 3.4%
Collateralized Commercial Paper Co. LLC,
0.26%, 1/22/15	$31,515	$31,510
Collateralized Commercial Paper II Co.,
0.26%, 1/29/15(1)	31,215	31,209
0.28%, 4/1/15(1)	75,000	74,947
Kells Funding LLC,
0.23%, 1/26/15(1) (2)	36,000	35,997
Victory Receivables Corp.,
0.16%, 1/7/15(1)	43,000	42,999
0.17%, 1/8/15(1)	28,000	27,999
0.17%, 1/16/15(1)	39,000	38,997

		283,658

Total ABS Commercial Paper (Cost $283,658)		283,658

ASSET-BACKED SECURITIES - 1.3%
ABS Other - 0.0%
GE Equipment Transportation LLC, Series 2014-1, Class A1,
0.20%, 2/3/15	3,983	3,983

Car Loan - 1.3%
Ford Credit Auto Owner Trust, Series 2014-C, Class A1,
0.23%, 3/28/15(1)	64,886	64,886
Honda Auto Receivables Owner Trust, Series 14-4,
0.22%, 4/18/15	31,112	31,112
Mercedes - Benz Auto Receivables Trust, Series 2014-1, Class A1,
0.18%, 2/3/15	13,285	13,286

		109,284

Total Asset-Backed Securities (Cost $113,267)		113,267

CERTIFICATES OF DEPOSIT - 34.6%
Banking - 34.6%
Bank of America N.A.,
0.21%, 2/19/15	34,000	34,000
0.26%, 4/1/15	20,000	20,000
Bank of America N.A., New York Branch,
0.26%, 3/16/15	40,000	40,000
0.20%, 3/23/15	34,000	34,000
Bank of Montreal, Chicago Branch,
0.18%, 2/18/15	54,000	54,000
0.20%, 3/18/15	65,000	65,000
0.22%, 4/10/15	16,000	16,000
Bank of Nova Scotia, Houston,
0.23%, 1/2/15, FRCD(2)	50,000	50,000
0.23%, 1/8/15, FRCD(2)	20,000	20,000
0.24%, 1/8/15, FRCD(2)	45,000	45,000
0.25%, 2/17/15	74,515	74,515
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.25%, 1/13/15	28,000	28,000
0.25%, 1/14/15	20,000	20,000
0.25%, 1/29/15	17,000	17,000
0.19%, 2/17/15	81,000	81,000
BNP Paribas S.A., New York Branch,
0.21%, 1/16/15	67,000	67,000
0.25%, 3/12/15	57,000	57,000
Branch Banking & Trust Co.,
0.15%, 2/6/15	135,000	135,000
Canadian Imperial Bank of Commerce,
0.28%, 1/2/15, FRCD(2)	20,000	20,000
Citibank N.A.,
0.25%, 3/11/15	67,000	67,000
Citibank N.A., New York Branch,
0.25%, 3/23/15	40,000	40,000
0.25%, 4/24/15	35,000	35,000
Commonwealth Bank of Australia, London,
0.22%, 1/12/15	25,000	25,000
0.23%, 2/9/15, FRCD	50,000	50,000
0.36%, 9/15/15	32,000	32,000
Credit Suisse, New York,
0.23%, 1/14/15	21,000	21,000
DNB Nor Bank ASA, London,
0.18%, 2/13/15	50,000	50,000
0.20%, 3/6/15	38,000	38,000
DNB Nor Bank ASA, New York Branch,
0.19%, 2/6/15	33,000	33,000
HSBC Bank PLC, London Branch,
0.25%, 3/24/15	55,000	55,000
0.31%, 6/17/15	24,000	24,000
JPMorgan Chase Bank N.A.,
0.28%, 1/23/15, FRCD(2)	42,000	42,000
0.25%, 6/2/15	65,000	65,000
JPMorgan Chase Bank N.A., New York Branch,
0.26%, 1/20/15, FRCD(2)	53,000	53,000

NORTHERN FUNDS QUARTERLY REPORT     1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 34.6% continued
Banking - 34.6% continued
Mitsubishi UFJ Trust & Banking Corp.,
0.27%, 1/6/15	$11,000	$11,000
0.26%, 2/9/15	30,000	30,000
0.25%, 3/18/15	34,000	34,000
Mizuho Bank Ltd., New York Branch,
0.22%, 1/29/15	20,000	20,000
0.22%, 2/3/15	12,000	12,000
0.26%, 3/24/15	26,000	26,000
National Australia Bank Ltd., London,
0.24%, 3/18/15	40,000	40,000
Nordea Bank Finland PLC, New York,
0.23%, 5/20/15	42,000	42,000
Norinchukin Bank, New York Branch,
0.28%, 3/12/15	34,060	34,060
Rabobank Nederland, London Branch,
0.18%, 1/14/15	60,000	60,000
0.21%, 4/22/15	59,000	59,000
Rabobank Nederland, New York Branch,
0.20%, 1/9/15, FRCD(2)	47,000	47,000
Royal Bank of Canada, New York,
0.30%, 1/2/15, FRCD(2)	8,000	8,000
0.24%, 1/15/15, FRCD(2)	20,000	20,000
Shizuoka Bank, New York Branch,
0.23%, 1/12/15	13,000	13,000
Skandinaviska Enskilda Banken AB, New York,
0.20%, 3/3/15	50,000	50,000
Societe Generale, New York,
0.30%, 3/23/15	40,000	40,000
State Street Bank & Trust Co.,
0.28%, 1/5/15, FRCD(2)	33,000	33,000
0.25%, 1/22/15, FRCD(2)	50,000	50,000
Sumitomo Mitsui Banking Corp.,
0.23%, 2/12/15	54,000	54,000
Sumitomo Mitsui Banking Corp., New York,
0.25%, 1/30/15	46,000	46,000
Sumitomo Mitsui Trust Bank Ltd.
0.24%, 2/12/15	40,000	40,000
Svenska Handelsbanken AB, New York,
0.19%, 2/9/15	43,000	43,000
0.18%, 3/18/15	61,000	61,000
Toronto Dominion Bank, New York,
0.23%, 2/6/15, FRCD	58,000	58,000
0.24%, 2/23/15, FRCD(2)	39,000	39,000
0.18%, 3/3/15	59,000	59,000
0.24%, 6/12/15	38,000	38,000
Wells Fargo Bank N.A.,
0.26%, 1/2/15, FRCD(2)	32,745	32,745
0.29%, 1/2/15, FRCD(2)	37,575	37,575
0.21%, 1/9/15, FRCD(2)	60,000	60,000
0.27%, 3/3/15, FRCD(2)	40,000	40,000
0.23%, 4/7/15	55,000	55,000
0.23%, 5/4/15	55,000	55,000
0.23%, 5/13/15	42,000	42,000
Westpac Banking Corp., New York,
0.24%, 2/26/15, FRCD(2)	15,000	15,000

		2,911,895

Total Certificates of Deposit (Cost $2,911,895)		2,911,895

COMMERCIAL PAPER - 5.9%
Banking - 4.6%
Australia and New Zealand Banking Group,
0.25%, 2/20/15(1) (2)	58,000	58,000
DBS Bank Ltd.,
0.24%, 3/16/15(1)	13,000	12,994
DNB Bank ASA,
0.20%, 1/5/15(1)	25,000	25,000
Lloyds Bank PLC,
0.20%, 1/16/15	52,000	51,995
Oversea-Chinese Banking Corp.,
0.21%, 4/1/15	59,000	58,969
0.28%, 6/16/15	26,000	25,966
Societe Generale S.A.,
0.23%, 3/5/15	65,000	64,974
Sumitomo Mitsui Banking Corp.,
0.26%, 2/11/15(1)	50,000	49,985
United Overseas Bank Ltd.,
0.24%, 4/7/15(1)	19,000	18,988
Westpac Banking Corp.,
0.23%, 1/8/15(1)	23,000	23,000

		389,871

Finance Companies - 0.4%
General Electric Capital Corp.,
0.20%, 4/7/15	31,000	30,983

MONEY MARKET FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 5.9% continued
Foreign Agencies - 0.9%
KFW,
0.08%, 1/7/15(1)	$46,000	$45,999
Oesterreich Kontrollbank,
0.22%, 1/9/15	27,000	26,999

		72,998

Total Commercial Paper (Cost $493,853)		493,852

CORPORATE NOTES/BONDS - 4.3%
Automotive - 1.7%
American Honda Finance Corp.,
0.23%, 1/7/15, FRN(2)	76,000	76,000
3.50%, 3/16/15(1)	11,185	11,259
Toyota Motor Credit Corp.,
0.23%, 1/14/15, FRN	56,370	56,370

		143,629

Banking - 0.9%
Bank of Montreal, Chicago Branch,
0.37%, 2/12/15, FRN(2)	7,000	7,005
Bank of Nova Scotia
1.65%, 10/29/15(1)	12,622	12,749
Bank of Nova Scotia, Houston Branch,
0.38%, 1/2/15, FRN(2)	14,000	14,011
Commonwealth Bank of Australia,
1.43%, 3/16/15, FRN(1) (2)	40,000	40,219

		73,984

Finance Companies - 0.0%
General Electric Capital Corp.,
1.00%, 12/11/15	2,000	2,011

Foreign Agencies - 0.5%
Export Development Canada,
0.14%, 1/13/15, FRN(1) (2)	40,000	40,000

Foreign Local Government - 0.2%
Province of Quebec Canada,
4.60%, 5/26/15	15,880	16,155

Retailers - 0.3%
Wal-Mart Stores,
5.32%, 6/1/15, FRN	20,000	20,425

Supranational - 0.5%
International Bank for Reconstruction & Development,
0.16%, 1/2/15, FRN(2)	19,000	18,995
0.30%, 10/9/15	26,000	26,000

		44,995

Technology - 0.2%
International Business Machines Corp.,
0.21%, 2/4/15, FRN	7,000	7,000
0.55%, 2/6/15	9,595	9,598

		16,598

Total Corporate Notes/Bonds (Cost $357,797)		357,797

EURODOLLAR TIME DEPOSITS - 15.7%
Banking - 15.7%
Australia and New Zealand Banking Group,
0.04%, 1/2/15	10,000	10,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.12%, 1/2/15	100,000	100,000
0.13%, 1/2/15	202,000	202,000
0.13%, 1/5/15	204,000	204,000
Barclays Bank PLC, London Branch,
0.12%, 1/2/15	86,891	86,891
Credit Agricole S.A., London Branch,
0.10%, 1/2/15	57,000	57,000
DBS Bank Ltd., Singapore Branch,
0.05%, 1/2/15	110,000	110,000
0.19%, 1/23/15	31,000	31,000
HSBC Bank PLC, Paris Branch,
0.15%, 1/2/15	233,000	233,000
Svenska Handelsbanken AB, Cayman Island,
0.05%, 1/2/15	290,000	290,000

		1,323,891

Total Eurodollar Time Deposits (Cost $1,323,891)		1,323,891

MEDIUM TERM NOTES - 0.3%
Banking - 0.2%
Royal Bank of Canada,
0.80%, 10/30/15	15,700	15,754

Non Captive Diversified - 0.1%
General Electric Capital Corp.,
2.15%, 1/9/15	5,370	5,372

NORTHERN FUNDS QUARTERLY REPORT     3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MEDIUM TERM NOTES - 0.3% continued
Non Captive Diversified - 0.1% continued
4.88%, 3/4/15	$8,000	$8,063

		13,435

Total Medium Term Notes (Cost $29,189)		29,189

MUNICIPAL INVESTMENTS - 2.5%
California - 0.5%
State of California Municipal Interest Bearing CP,
(Royal Bank of Canada LOC),
0.15%, 1/6/15	45,000	45,000

Idaho - 0.0%
Glacier 600 LLC,
(U.S. Bank N.A. LOC),
0.13%, 1/9/15(2)	2,975	2,975

Illinois - 0.1%
City of Chicago Illinois Municipal CP, Series 02-D,
(Wells Fargo Bank N.A. LOC),
0.22%, 1/14/15	7,500	7,499

Michigan - 0.3%
Michigan State Finance Authority School Loan Revolving Fund Adjustable TRB,
(JPMorgan Chase Bank N.A. LOC),
0.12%, 1/9/15	25,000	25,000

New York - 0.7%
RBC Municipal Products, Inc. Trust Taxable Floating Revenue Notes, Series E-51,
(Royal Bank of Canada LOC),
0.27%, 1/9/15(1) (2)	34,540	34,540
Saratoga County IDA Taxable Revenue VRDB,
(JPMorgan Chase Bank N.A. LOC),
0.09%, 1/9/15	25,360	25,360

		59,900

Oregon - 0.2%
Lincoln City Senior Living LLC and Lakeview Operations LLC Taxable Variable Rate Demand Senior Living Facility Revenue Bonds,
(FHLB of San Francisco LOC),
0.32%, 1/9/15	11,550	11,550

Pennsylvania - 0.6%
RBC Municipal Products, Inc. Trust Taxable Floating Revenue Notes, Series E-52,
(Royal Bank of Canada LOC),
0.27%, 1/9/15(1) (2)	53,180	53,180

Texas - 0.1%
University of North Texas Municipal Interest Bearing CP,
0.25%, 1/15/15	8,760	8,760

Total Municipal Investments (Cost $213,864)		213,864

U.S. GOVERNMENT AGENCIES - 11.7%(3)
Federal Farm Credit Bank - 1.5%
FFCB Discount Notes,
0.11%, 4/7/15	25,000	24,993
0.20%, 7/23/15	30,000	29,966
0.18%, 11/24/15	10,000	9,983
FFCB FRN,
0.19%, 1/2/15(2)	42,000	41,999
0.22%, 1/2/15(2)	6,000	6,000
0.11%, 1/14/15(2)	16,000	16,000

		128,941

Federal Home Loan Bank - 8.0%
FHLB Bonds,
0.13%, 1/6/15	41,430	41,430
0.22%, 7/17/15	35,000	35,000
0.23%, 8/3/15	24,520	24,520
0.20%, 8/12/15	39,320	39,317
0.20%, 10/16/15	14,000	13,995
FHLB Discount Notes,
0.06%, 1/7/15	62,000	61,999
0.06%, 1/9/15	32,000	31,999
0.06%, 1/16/15	48,000	47,999
0.08%, 1/16/15	62,000	61,998
0.08%, 1/21/15	51,000	50,998
0.09%, 1/26/15	25,000	24,998
0.10%, 1/28/15	30,000	29,998
0.18%, 11/19/15	15,000	14,976
FHLB FRN,
0.11%, 1/7/15(2)	50,000	49,999
0.15%, 1/11/15(2)	43,000	42,996
0.12%, 1/20/15(2)	102,000	101,991

		674,213

MONEY MARKET FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 11.7%(3) continued
Federal Home Loan Mortgage Corporation - 1.4%
FHLMC Discount Notes,
0.09%, 1/23/15	$30,000	$29,998
0.10%, 2/19/15	25,000	24,997
0.10%, 4/21/15	40,000	39,989
0.30%, 12/14/15	21,800	21,737

		116,721

Federal National Mortgage Association - 0.8%
FNMA FRN,
0.13%, 1/5/15(2)	25,000	24,997
0.16%, 1/21/15(2)	38,000	38,009

		63,006

Total U.S. Government Agencies (Cost $982,881)		982,881

U.S. GOVERNMENT OBLIGATIONS - 4.1%
U.S. Treasury Bills - 1.3%
0.13%, 1/8/15	50,000	49,999
0.13%, 3/5/15	34,680	34,672
0.22%, 12/10/15	25,000	24,949

		109,620

U.S. Treasury Floating Rate Notes - 2.3%
0.09%, 1/2/15(2)	96,000	96,002
0.11%, 1/2/15(2)	101,823	101,824

		197,826

U.S. Treasury Notes - 0.5%
0.38%, 1/15/16	38,000	38,022

Total U.S. Government Obligations (Cost $345,468)		345,468

Investments, at Amortized Cost ($7,055,763)		7,055,762

REPURCHASE AGREEMENTS - 21.5%
Joint Repurchase Agreements - 0.8%(4)
Bank of America Securities LLC, dated 12/31/14, repurchase price $23,609
0.08%, 1/2/15	23,609	23,609
Morgan Stanley & Co., Inc., dated 12/31/14, repurchase price $23,609
0.06%, 1/2/15	23,609	23,609
Societe Generale, New York Branch, dated 12/31/14, repurchase price $23,609
0.07%, 1/2/15	23,609	23,609

		70,827

Repurchase Agreements - 20.7%(5)
Federal Reserve Bank of New York, dated 12/29/14, repurchase price $500,010
0.10%, 1/5/15	500,000	500,000
Federal Reserve Bank of New York, dated 12/31/14, repurchase price $870,002
0.05%, 1/2/15	870,000	870,000
Goldman Sachs & Co., dated 12/31/14, repurchase price $55,024
0.43%, 4/1/15	55,000	55,000
JP Morgan Clearing Corp., dated 12/31/14, repurchase price $80,010
0.22%, 4/1/15	80,000	80,000
JPMorgan Securities LLC, dated 12/31/14, repurchase price $100,045
0.45%, 4/1/15	100,000	100,000
Scotia Capital USA, Inc., dated 12/31/14, repurchase price $90,001
0.20%, 1/2/15	90,000	90,000
SG Americas Securities LLC, dated 12/31/14, repurchase price $45,000
0.18%, 1/2/15	45,000	45,000

		1,740,000

Total Repurchase Agreements (Cost $1,810,826)		1,810,827

Total Investments - 105.3% (Cost $8,866,589)(6)		8,866,589

Liabilities less Other Assets - (5.3)%		(447,665)

NET ASSETS - 100.0%		$8,418,924

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued	DECEMBER 31, 2014 (UNAUDITED)

(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$9,165	0.75% - 4.63%	2/15/40 - 2/15/42
U.S. Treasury Notes	$63,119	0.13% - 2.75%	9/30/15 - 7/15/24

Total	$72,284

(5) The nature and terms of the collateral received for the repurchase agreements are as follows:
NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Corporate Bonds	$398,366	0.00% - 9.38%	12/31/14 - 10/16/44
U.S. Treasury Bonds	$870,002	4.75	2/15/41
U.S. Treasury Notes	$501,141	3.88%	5/15/18

Total	$1,769,509

(6)	The cost for federal income tax purposes was $8,866,589.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Money Market Fund	$—	$8,866,589	(1)	$—	$8,866,589

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014 there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securitites. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS - Asset-Backed Securities

CP - Commercial Paper

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

IDA - Industrial Development Authority

LOC - Letter of Credit

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8%
Alabama - 1.8%
Chatom Alabama IDB Gulf Opportunity Zone VRDB, Powersouth Energy Cooperative,
(Natural Rural Utilities Cooperative Finance Corp. LOC),
0.19%, 1/9/15	$20,000	$20,000
Dothan Alabama Downtown Redevelopment Authority Revenue VRDB, Northside Mall Project,
(Wells Fargo Bank N.A. LOC),
0.05%, 1/9/15	12,000	12,000
Eclipse Funding Trust Revenue Bonds, Series 2006-0109-Solar Eclipse, Mobile, Alabama,
(U.S. Bank N.A. LOC),
0.03%, 1/2/15(1)	8,150	8,150
Mobile Industrial Development Board Adjustable PCR Bonds, 1st Series, Alabama Power Barry Plant,
0.03%, 1/2/15	6,000	6,000
Mobile Industrial Development Board Pollution Control VRDB, Alabama Power Co.-Barry Plant,
0.32%, 9/23/15	20,000	20,000
Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement,
(Wells Fargo Bank N.A. LOC),
0.05%, 1/9/15	10,300	10,300
Washington County Alabama IDA Revenue VRDB, Bay Gas Storage Co. Ltd. Project,
(UBS A.G. LOC),
0.03%, 1/9/15	9,165	9,165
West Jefferson IDB PCR Refunding Bonds, Alabama Power Co. Project,
0.04%, 1/9/15	28,000	28,000

		113,615

Alaska - 1.7%
Alaska Housing Finance Corp. Home Mortgage Revenue VRDB, Series B,
0.03%, 1/9/15	60,880	60,880
Alaska Housing Finance Corp. Revenue VRDB, State Capital Project, Series C,
0.04%, 1/9/15	45,700	45,700

		106,580

Arizona - 0.9%
Arizona Board of Regents COPS, Floaters, Series 1918,
(Wells Fargo & Co. Gtd.),
0.06%, 1/9/15(1) (2)	25	25
City of Phoenix Civic Improvement Corp. Airport Adjustable Revenue Bonds, Series 2014-A-2, Commercial Paper,
(Barclays Bank PLC LOC),
0.08%, 1/5/15	15,000	15,000
Phoenix Arizona IDA Multifamily Housing Revenue Refunding VRDB, Southwest Village Apartments Project,
(FNMA LOC),
0.06%, 1/9/15	9,000	9,000
Pima County Arizona IDA Multifamily Housing Revenue Refunding VRDB, Eastside Place Apartments Project,
(FNMA LOC),
0.04%, 1/9/15	6,270	6,270
Salt River Arizona Project Agricultural Improvement & Power District Electric Revenue Bonds, Eagle 20060014, Class A,
0.04%, 1/9/15(1)	8,700	8,700
Tucson Arizona IDA VRDB, Series 2002-A, Housing Family Housing Resource Projects,
(FNMA LOC),
0.06%, 1/9/15	16,120	16,120

		55,115

California - 9.8%
California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H,
(Wells Fargo Bank N.A. LOC),
0.03%, 1/9/15	2,000	2,000
California Infrastructure & Economic Development Bank Refunding Revenue VRDB, Series C, Pacific Gas & Electric, Series C,
(Sumitomo Mitsui Banking Corp. LOC),
0.01%, 1/2/15	6,000	6,000
California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project,
(Comerica Bank LOC),
0.05%, 1/9/15	2,940	2,940

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
California - 9.8% continued
California Municipal Finance Authority Revenue VRDB, Westmont College, Series A,
(Comerica Bank LOC),
0.06%, 1/9/15	$7,560	$7,560
California Pollution Control Financing Authority Revenue Refunding Bonds, Pacific, Series E,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 1/2/15	31,800	31,800
California State G.O. Unlimited, Floating, Series C-4,
(U.S. Bank N.A. LOC),
0.05%, 1/9/15	11,540	11,540
California State School Cash Reserve Program Authority Revenue Notes, Series D,
2.00%, 6/30/15	7,355	7,423
California State School Cash Reserve Program Authority Revenue Notes, Series E,
2.00%, 6/30/15	23,145	23,359
California State School Cash Reserve Program Authority TRANS, Series A,
2.00%, 6/1/15	10,965	11,051
California Statewide Communities Development Authority Adjustable COPS, Covenant Retirement Communities, Inc.,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 1/9/15	11,900	11,900
California Statewide Communities Development Authority Corp. COPS VRDB, Covenant Retirement Communities,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 1/9/15	9,800	9,800
California Statewide Communities Development Authority Gas Supply Revenue VRDB,
0.04%, 1/9/15	47,300	47,300
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Encanto Homes Apartments,
(FHLB of San Francisco LOC),
0.03%, 1/9/15	6,900	6,900
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Pine View Apartments, Series A,
(Citibank N.A. LOC),
0.05%, 1/9/15	4,400	4,400
California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, Series F,
(FHLB of San Francisco LOC),
0.03%, 1/9/15	3,600	3,600
California Statewide Communities Development Authority Revenue VRDB, Series 2005, University of San Diego,
(Wells Fargo Bank N.A. LOC),
0.03%, 1/9/15	14,800	14,800
City of Carlsbad California Multifamily Housing Revenue Refunding VRDB, Santa Fe Ranch Apartments Project,
(FHLMC LOC),
0.05%, 1/9/15	9,500	9,500
City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A,
(FNMA LOC),
0.04%, 1/9/15	10,025	10,025
City of Los Angeles G.O. Unlimited TRANS,
1.50%, 6/25/15	53,000	53,352
City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A,
(Bank of New York Mellon LOC),
0.04%, 1/9/15	4,940	4,940
County of Los Angeles G.O. Unlimited TRANS,
1.50%, 6/30/15	20,000	20,136
County of Riverside Teeter Obligation Revenue Notes, Series D,
1.50%, 10/14/15	40,000	40,426
Daly City Housing Development Finance Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A,
(FNMA LOC),
0.05%, 1/9/15	13,300	13,300
Golden Empire Schools Financing Authority Lease Revenue Floating Revenue Bonds, Variable Notes, Kern High School District,
0.24%, 1/9/15	12,120	12,120

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
California - 9.8% continued
Irvine Unified School District No. 09 Adjustable Special Tax Bank Bond, Community Facilities,
(Sumitomo Mitsui Banking Corp. LOC),
0.02%, 1/9/15	$10,000	$10,000
Los Angeles Department of Water & Power Revenue VRDB, Subseries B-1,
0.04%, 1/9/15	13,900	13,900
Los Angeles Department of Water & Power Revenue VRDB, Subseries B-2,
(Royal Bank of Canada LOC),
0.02%, 1/9/15	45,000	45,000
Los Angeles, California Department of Water & Power Revenue VRDB, Power Systems, Series A-8,
0.04%, 1/9/15	50,000	50,000
Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D,
0.03%, 1/9/15	4,000	4,000
Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A,
(MUFG Union Bank N.A. LOC),
0.03%, 1/9/15	9,400	9,400
Orange County California Apartment Development Adjustable Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A,
(FNMA LOC),
0.03%, 1/9/15	200	200
Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Class I,
(FNMA LOC),
0.05%, 1/9/15	21,100	21,100
San Francisco City & County Airports Community International Airport Revenue Refunding VRDB, Second Series 37C,
(MUFG Union Bank N.A. LOC),
0.03%, 1/9/15	13,295	13,295
State of California G.O. Unlimited VRDB, Series B, Subseries B-2,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.02%, 1/9/15	19,050	19,050
State of California G.O., Series A-3,
(Bank of Montreal LOC),
0.01%, 1/2/15	19,500	19,500
State of California Municipal Interest Bearing CP,
(Royal Bank of Canada LOC),
0.06%, 1/12/15	15,000	15,000
State of California Revenue Anticipation Notes,
1.50%, 6/22/15	7,500	7,549
University of California Municipal CP,
0.04%, 1/9/15	7,000	7,000
West Hills Community College District COPS VRDB,
(MUFG Union Bank N.A. LOC),
0.03%, 1/9/15	7,500	7,500
Western Municipal Water District Facilities Authority Revenue Refunding Bonds, Series A,
(MUFG Union Bank N.A. LOC),
0.04%, 1/9/15	3,500	3,500

		612,166

Colorado - 1.9%
Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run,
(FHLMC LOC),
0.03%, 1/9/15	9,830	9,830
Castle Pines North Finance Corp. Colorado COPS VRDB, Series F,
(Wells Fargo Bank N.A. LOC),
0.06%, 1/9/15	2,390	2,390
City of Colorado Springs Utilities System Revenue VRDB, System Improvement, Series A,
0.04%, 1/9/15	8,985	8,985
Colorado Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Presentation School,
(MUFG Union Bank N.A. LOC),
0.04%, 1/9/15	6,940	6,940
Colorado Educational & Cultural Facilities Authority Revenue Refunding VRDB, Nampa Christian Schools,
(U.S. Bank N.A. LOC),
0.04%, 1/9/15	4,305	4,305
Colorado Health Facilities Authority Adjustable Revenue Bonds, Frasier Meadows Manor Project,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 1/9/15	8,820	8,820

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Colorado - 1.9% continued
Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 1/9/15	$6,000	$6,000
Colorado Housing & Finance Authority Revenue VRDB, SFM, Series 1-A3,
0.04%, 1/9/15	8,355	8,355
Colorado State Educational & Cultural Facilities Authority Adjustable Revenue Refunding Bonds, Capital Christian Schools,
(FHLB of San Francisco LOC),
0.03%, 1/9/15	9,450	9,450
Colorado State General Fund TRANS, Series A,
1.00%, 6/26/15	50,000	50,214
Pueblo County Development VRDB, El Pueblo Boys & Girls Project,
(U.S. Bank N.A. LOC),
0.04%, 1/9/15	1,300	1,300

		116,589

Connecticut - 0.1%
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Lawrence & Memorial Hospital, Series H,
(TD Bank N.A. LOC),
0.03%, 1/9/15	6,000	6,000

District of Columbia - 1.1%
District of Columbia G.O. Unlimited TRANS,
1.50%, 9/30/15	46,000	46,472
District of Columbia Revenue VRDB, D.C. Preparatory Academy,
(Manufacturers & Traders Trust Co. LOC),
0.09%, 1/9/15	4,520	4,520
District of Columbia Revenue VRDB, Henry J. Kaiser Foundation,
0.07%, 1/9/15	10,100	10,100
District of Columbia Water & Sewer Authority Public Utility VRDB, Sub Lien, Subseries B-2,
0.04%, 1/9/15	11,000	11,000

		72,092

Florida - 4.7%
Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation,
(FNMA LOC),
0.04%, 1/9/15	12,200	12,200
Collier County Florida Health Facilities Authority Revenue VRDB, The Moorings, Inc. Project,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 1/9/15	18,500	18,500
0.04%, 1/9/15	16,610	16,610
0.04%, 1/9/15	8,510	8,510
Eclipse Funding Trust, Florida, Revenue Bonds, Series 2006-0043, Solar Eclipse Certificates,
(U.S. Bank N.A. LOC),
0.04%, 1/9/15(1)	5,000	5,000
Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series A,
(TD Bank N.A. LOC),
0.02%, 1/2/15	1,250	1,250
Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series B,
(TD Bank N.A. LOC),
0.02%, 1/2/15	24,400	24,400
Florida Housing Finance Agency Revenue VRDB,
(FNMA LOC),
0.02%, 1/9/15	8,500	8,500
Highlands County Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist, Series 1-5,
0.04%, 1/9/15	30,125	30,125
Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A,
0.04%, 1/9/15	32,770	32,770
Miami-Dade County Florida Educational Facilities Authority Revenue Bonds,
(Wells Fargo & Co. Gtd.),
0.04%, 1/9/15(1)	15,020	15,020
Orange County Florida Health Facilities Authority Revenue VRDB, Hospital Orlando Regional,
(Branch Banking & Trust Co. LOC),
0.03%, 1/9/15	33,500	33,500

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Florida - 4.7% continued
Orange County Florida Housing Financial Authority Multifamily Housing Revenue Refunding Bonds, Post Lake Apartments Project,
(FNMA LOC),
0.02%, 1/9/15	$28,000	$28,000
Orange County Florida Multifamily Housing Finance Authority Revenue Refunding VRDB, Heather Glen, Series E,
(FNMA LOC),
0.06%, 1/9/15	10,000	10,000
Orlando-Orange County Expressway Authority Revenue Refunding VRDB, Subseries B-1,
(Bank of Montreal LOC),
0.04%, 1/9/15	26,500	26,500
State of Florida Board of Public Education G.O. Eagle-720050054-Class A,
0.04%, 1/9/15(1)	7,000	7,000
Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program, Series B,
(Bank of New York Mellon LOC),
0.03%, 1/9/15	15,970	15,970

		293,855

Georgia - 2.0%
Cordele Housing Authority Adjustable Revenue Bonds,
0.35%, 12/15/15	23,650	23,650
DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project,
(FHLMC LOC),
0.05%, 1/9/15	4,200	4,200
Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facility, Lanier Village, Series B,
(TD Bank N.A. LOC),
0.02%, 1/2/15	11,300	11,300
Hinesville Housing Authority Multifamily Housing Adjustable Revenue Bonds, Harbor Square Apartments Project,
0.35%, 7/1/15	16,000	16,000
Main Street National Gas, Inc. Georgia Gas Project Revenue VRDB,
0.04%, 1/9/15	54,700	54,700
Monroe County Development Authority PCR VRDB, Oglethorpe Power Corp.,
(Bank of Montreal LOC),
0.04%, 1/9/15	10,600	10,600
Roswell Multifamily Housing Authority Revenue Refunding VRDB, Azalea Park Apartments,
(FNMA LOC),
0.04%, 1/9/15	5,400	5,400

		125,850

Idaho - 0.5%
Idaho Housing & Finance Association Non-profit Facilities Revenue VRDB, Series 2008, College of Idaho Project,
(U.S. Bank N.A. LOC),
0.04%, 1/9/15	8,500	8,500
State of Idaho G.O. Unlimited TANS,
2.00%, 6/30/15	20,000	20,186

		28,686

Illinois - 8.7%
BB&T Municipal Trust G.O. Revenue VRDB,
(Branch Banking & Trust Co. LOC),
0.06%, 1/9/15(1)	16,345	16,345
Chicago G.O. Unlimited Refunding VRDB, Series B-3,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 1/9/15	22,865	22,865
Chicago Waterworks Refunding VRDB, Subseries 04-2,
(State Street Bank & Trust Co. LOC),
0.04%, 1/9/15	18,500	18,500
Chicago Waterworks Revenue VRDB, Subseries 2000-1, Second Lien,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 1/9/15	8,500	8,500
Chicago Waterworks Revenue VRDB, Subseries 2000-2, Second Lien,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 1/9/15	8,500	8,500
City of Chicago G.O. Unlimited VRDB, Series 21-B-5, Neighborhoods Alive,
(Bank of New York Mellon LOC),
0.04%, 1/2/15	11,715	11,715

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

,	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Illinois - 8.7% continued
City of Chicago Illinois G.O. Unlimited VRDB, Neighborhoods Alive, Series 21-B-3,
Series 21-B-3 (Royal Bank of Canada LOC),
0.04%, 1/2/15	$34,530	$34,530
City of Chicago Illinois Municipal CP, Series 02-D,
0.03%, 1/2/15	24,965	24,965
City of Chicago Illinois, G.O. VRDB, Neighborhoods Alive 21, Series B-4,
(Bank of New York Mellon LOC),
0.04%, 1/2/15	2,915	2,915
Illinois Development Finance Authority IDR VRDB, Institution Gas Technology Project,
(BMO Harris Bank N.A. LOC),
0.10%, 1/9/15	800	800
Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B,
0.02%, 1/2/15	17,325	17,325
Illinois Development Finance Authority Revenue VRDB, Mount Carmel High School Project,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 1/9/15	13,800	13,800
Illinois Development Finance Authority Revenue VRDB, North Shore Senior Center Project,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 1/9/15	7,000	7,000
Illinois Development Finance Authority Revenue VRDB, Wheaton Academy Project,
(BMO Harris Bank N.A. LOC),
0.07%, 1/9/15	9,000	9,000
Illinois Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services,
(BMO Harris Bank N.A. LOC),
0.10%, 1/9/15	2,245	2,245
Illinois Educational Facilities Authority Revenue VRDB, Aurora University,
(BMO Harris Bank N.A. LOC),
0.05%, 1/9/15	13,200	13,200
Illinois Educational Facilities Authority Revenue VRDB, Series B, University of Chicago,
0.16%, 3/12/15	10,000	10,000
Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium,
(PNC Bank N.A. LOC),
0.03%, 1/9/15	6,000	6,000
Illinois Educational Facilities Authority Student Housing Revenue VRDB, IIT State, Series A,
(BMO Harris Bank N.A. LOC),
0.07%, 1/9/15	26,500	26,500
Illinois Finance Authority Adjustable Revenue Bonds, Joan W & Irving B Dance Project,
(PNC Bank N.A. LOC),
0.05%, 1/9/15	6,000	6,000
Illinois Finance Authority Revenue Bonds, Northwestern University, Subseries B,
0.03%, 1/9/15	24,400	24,400
Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 1/9/15	9,120	9,120
Illinois Finance Authority Revenue VRDB, All Saints Catholic, Series A,
(BMO Harris Bank N.A. LOC),
0.06%, 1/9/15	7,600	7,600
Illinois Finance Authority Revenue VRDB, Community Action Partnership,
(Citibank N.A. LOC),
0.07%, 1/9/15	4,880	4,880
Illinois Finance Authority Revenue VRDB, Nazareth Academy Project,
(PNC Bank N.A. LOC),
0.05%, 1/9/15	9,500	9,500
Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale,
(BMO Harris Bank N.A. LOC),
0.06%, 1/9/15	6,560	6,560
Illinois State Development Finance Authority Adjustable Revenue Bonds, Series A, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 1/9/15	10,800	10,800
Illinois State Finance Authority Adjustable Revenue Bonds, Subseries C, Northwestern University,
0.02%, 1/9/15	28,600	28,600

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Illinois - 8.7% continued
Illinois State Finance Authority Revenue VRDB, Subseries C3B, Advocate Health,
0.13%, 7/16/15	$3,000	$3,000
Illinois State Finance Authority Revenue VRDB, University of Chicago Medical Center, Series A,
(Bank of America N.A. LOC),
0.02%, 1/2/15	46,250	46,250
Illinois State Finance Authority Revenue VRDB, University of Chicago Medical Center, Series E-1,
(Wells Fargo Bank N.A. LOC),
0.01%, 1/2/15	10,000	10,000
Illinois State Toll Highway Authority Refunding VRDB, Series A-1A,
(Assured Guaranty Municipal Corp. Insured),
0.06%, 1/9/15	24,000	24,000
Illinois State Toll Highway Authority Revenue Refunding VRDB, Series A-1B,
(Assured Guaranty Municipal Corp. Insured),
0.07%, 1/9/15	34,450	34,450
Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-2D,
(Royal Bank of Canada LOC),
0.05%, 1/9/15	6,800	6,800
Lisle Illinois Multifamily Housing Revenue Bonds, Ashley of Lisle Project,
(FHLMC LOC),
0.06%, 1/9/15	26,525	26,525
Quad Cities Regional EDA Illinois Revenue Bonds, Augustana College,
(BMO Harris Bank N.A. LOC),
0.04%, 1/9/15	14,100	14,100
University of Illinois Revenue Refunding VRDB, UIC South Campus Development,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 1/9/15	7,400	7,400
University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities Systems,
0.04%, 1/9/15	7,370	7,370

		542,060

Indiana - 2.3%
County of Tippecanoe Indiana Revenue VRDB, Faith Property, Inc. Project,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 1/9/15	4,500	4,500
Indiana Development Finance Authority Revenue Bonds, Archer-Daniels -Midland Co.,
0.03%, 1/9/15	8,000	8,000
Indiana Finance Authority Environmental Revenue Refunding VRDB, Series A3, Duke Energy Industry Project,
(Mizuho Bank Ltd. LOC),
0.04%, 1/9/15	15,425	15,425
Lawrenceburg PCR Refunding VRDB, Series I, Michigan Power Co. Project,
(Bank of Nova Scotia LOC),
0.05%, 1/9/15	18,750	18,750
Posey County Economic Development Refunding Revenue Bonds, Midwest Fertilizer Co. Project,
0.23%, 4/2/15	100,000	100,000

		146,675

Iowa - 1.1%
Iowa Finance Authority College Facilities Revenue VRDB, Drake University Project,
(Wells Fargo Bank N.A. LOC),
0.03%, 1/2/15	940	940
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project,
(U.S. Bank N.A. LOC),
0.04%, 1/9/15	3,120	3,120
Iowa Finance Authority Health Facilities Revenue VRDB, Great River Medical Center Project,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 1/2/15	6,400	6,400
Iowa Higher Education Loan Authority College Facilities Revenue VRDB, Loras College Project,
0.03%, 1/2/15	12,050	12,050
Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College Facilities, Loras,
(Bank of America N.A. LOC),
0.03%, 1/2/15	9,730	9,730
Iowa Higher Education Loan Authority Revenue VRDB, Private College,
(Bank of America N.A. LOC),
0.03%, 1/2/15	2,500	2,500

NORTHERN FUNDS QUARTERLY REPORT    7    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Iowa - 1.1% continued
Iowa Higher Education Loan Authority Revenue VRDB, Private College Des Moines,
(BMO Harris Bank N.A. LOC),
0.03%, 1/2/15	$4,900	$4,900
Iowa State Finance Authority Midwestern Disaster Area Revenue VRDB, Archer Daniels Midland,
0.02%, 1/9/15	23,900	23,900
Urbandale Iowa IDR VRDB, Aurora Bus Park,
(FHLB of Des Moines LOC),
0.04%, 1/9/15	8,000	8,000

		71,540

Kansas - 0.4%
City of Olathe Health Facilities Revenue VRDB, Series B, Olathe Medical Center,
(Bank of America N.A. LOC),
0.04%, 1/2/15	5,280	5,280
Kansas State Development Finance Authority Multifamily Housing Revenue VRDB, Series B, Boulevard Apartments,
Series B (U.S. Bank N.A. LOC),
0.07%, 1/9/15	19,000	19,000

		24,280

Kentucky - 0.7%
City of Fort Mitchell Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A,
(U.S. Bank N.A. LOC),
0.05%, 1/9/15	8,800	8,800
City of Hazard Appalachian Regional Healthcare Revenue BANS,
1.00%, 12/1/15	20,000	20,110
City of Pikeville Kentucky Hospital Revenue Refunding & Improvement BANS, Pikeville Medical Center,
1.00%, 3/1/15	10,000	10,011
Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program,
(U.S. Bank N.A. LOC),
0.05%, 1/9/15	6,612	6,612

		45,533

Louisiana - 0.8%
Louisiana Public Facilities Authority Revenue VRDB, Coca-Cola Bottling Co. Project,
(U.S. Bank N.A. LOC),
0.04%, 1/9/15	24,000	24,000
Louisiana State Public Facilities Authority VRDB, Dynamic Fuels LLC Project,
(Bank of America N.A. LOC),
0.02%, 1/2/15	26,250	26,250

		50,250

Maine - 0.2%
Maine Health & Higher Educational Facilities Authority Revenue VRDB, Bowdoin College,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 1/9/15	14,600	14,600

Maryland - 2.4%
Anne Arundel County Maryland Revenue VRDB, Key School Facility, Series A,
(Manufacturers & Traders Trust Co. LOC),
0.04%, 1/9/15	8,125	8,125
Baltimore County Maryland Revenue VRDB, Maryvale Prep School Facility, Series A,
0.09%, 1/9/15	3,505	3,505
Baltimore County Maryland Revenue VRDB, Notre Dame Preparatory School,
(Manufacturers & Traders Trust Co. LOC),
0.07%, 1/9/15	3,675	3,675
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Pooled Loan Program, Series B,
(TD Bank N.A. LOC),
0.03%, 1/9/15	20,100	20,100
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare, Series A,
(MUFG Union Bank N.A. LOC),
0.04%, 1/9/15	33,500	33,500
Maryland Housing and Community Development Administration Revenue VRDB, Residential, Series F,
(PNC Bank N.A. LOC),
0.03%, 1/9/15	11,850	11,850

MONEY MARKET FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Maryland - 2.4% continued
Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series A, Multifamily Housing Development,
(FHLMC LOC),
0.04%, 1/9/15	$16,950	$16,950
Maryland State Economic Development Corp. Revenue VRDB, Opportunity Builders Facility,
(Manufacturers & Traders Trust Co. LOC),
0.09%, 1/9/15	5,325	5,325
Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 1/9/15	30,000	30,000
Washington Suburban Sanitary Commission G.O. Unlimited VRDB, BANS, Series B-2,
0.04%, 1/9/15	8,800	8,800
Washington Suburban Sanitary District Commission Variable G.O. Unlimited BANS, Series A,
0.02%, 1/9/15	7,900	7,900
Washington Suburban Sanitary District Commission Variable G.O. Unlimited BANS, Series B,
0.04%, 1/9/15	1,000	1,000

		150,730

Massachusetts - 2.8%
BB&T Municipal Trust Revenue Bonds,
(Branch Banking & Trust Co. LOC),
0.04%, 1/9/15(1)	16,230	16,230
Commonwealth of Massachusetts G.O. Limited VRDB, Central Artery, Series A,
0.02%, 1/2/15	25,300	25,300
Massachusetts Development Finance Agency Revenue VRDB, Series A, Masonic Nursing Home,
(Manufacturers & Traders Trust Co. LOC),
0.05%, 1/9/15	9,160	9,160
Massachusetts Health & Educational Facilities Authority Revenue VRDB, Childrens Hospital, Series N-4,
(Wells Fargo Bank N.A. LOC),
0.01%, 1/2/15	15,000	15,000
Massachusetts State Development Finance Agency Revenue VRDB, Credit-Wilber School Apartments, Series A,
(FHLB of Atlanta LOC),
0.04%, 1/9/15	5,090	5,090
Massachusetts State G.O. Limited RANS, Series A,
1.50%, 4/23/15	50,000	50,216
Massachusetts State G.O. Limited RANS, Series B,
1.50%, 5/28/15	25,000	25,140
Massachusetts State G.O. Limited VRDB, Series B , Central Artery,
0.02%, 1/2/15	10,000	10,000
Massachusetts State Port Authority Revenue IAM Commercial Paper Notes, Series 2012 A
(TD Bank N.A. LOC),
0.10%, 1/15/15	10,000	10,000
Massachusetts State Port Authority Revenue IAM Commercial Paper Notes, Series 2012 A
(TD Bank N.A. LOC),
0.10%, 1/15/15	6,600	6,600

		172,736

Michigan - 1.3%
Michigan Finance Higher Education Facilities Authority Limited Obligation Revenue VRDB, University,
(JPMorgan Chase Bank N.A. LOC),
0.09%, 1/9/15	8,335	8,335
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co.,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 1/9/15	10,200	10,200
Michigan State Strategic Fund Limited Obligation VRDB, CS Facilities LLC Project,
(MUFG Union Bank N.A. LOC),
0.04%, 1/9/15	10,000	10,000
Michigan State Strategic Fund Ltd. Obligation Revenue Bonds, Lansing St. Vincent Home Project,
(Comerica Bank LOC),
0.04%, 1/9/15	4,710	4,710
Michigan State University Revenue VRDB,
0.02%, 1/9/15	1,000	1,000

NORTHERN FUNDS QUARTERLY REPORT    9    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Michigan - 1.3% continued
Michigan State University Revenue VRDB, General Series A,
0.02%, 1/9/15	$37,000	$37,000
Michigan Strategic Fund Limited Obligation Revenue VRDB, Tubelite, Inc. Project,
(Comerica Bank LOC),
0.05%, 1/9/15	10,000	10,000

		81,245

Minnesota - 2.4%
City of Edina Minnesota Multifamily Housing Revenue Refunding VRDB, Vernon Terrace Apartments Project,
(FHLMC LOC),
0.04%, 1/9/15	5,705	5,705
City of Edina Multifamily Housing Revenue Refunding VRDB, Edina Park Plaza,
(FHLMC LOC),
0.04%, 1/9/15	10,000	10,000
City of Minneapolis & St. Paul Housing & Redevelopment Authority Health Care Adjustable Revenue Bonds, Series A, Childrens Health Care Facilties,
(Assured Guaranty Municipal Corp. Insured),
0.04%, 1/2/15	13,100	13,100
City of Minnetonka Multifamily Housing Revenue Refunding VRDB, Minnetonka Hills Apartments,
(FNMA LOC),
0.05%, 1/9/15	3,865	3,865
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt Revenue Bonds, Series 2009-59, Minnesota,
0.04%, 1/9/15(1)	25,900	25,900
Fridley Minnesota Senior Housing Refunding VRDB, Banfill Crossing,
Series A,
(FNMA LOC),
0.05%, 1/9/15	7,780	7,780
Minneapolis Minnesota Student Residence Revenue VRDB, Riverton Community Housing Project,
(FHLB of Des Moines LOC),
0.05%, 1/9/15	6,145	6,145
Minnesota Agricultural & Economic Development Board Revenue VRDB, Evangelical Lutheran Project,
(U.S. Bank N.A. LOC),
0.03%, 1/9/15	13,050	13,050
Minnesota Higher Education Facilities Authority Revenue VRDB, Concordia University St. Paul, Series 6Q,
(U.S. Bank N.A. LOC),
0.03%, 1/2/15	4,200	4,200
Minnesota Rural Water Finance Authority, Inc. Public Projects Construction Revenue Notes,
1.00%, 1/2/15	4,500	4,500
Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing,
(FNMA LOC),
0.04%, 1/9/15	10,510	10,510
RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-19,
(Royal Bank of Canada LOC),
0.04%, 1/9/15(1)	30,000	30,000
St. Paul Minnesota Housing & Redevelopment Authority Revenue Bonds, Science Museum of Minnesota, Series A,
(U.S. Bank N.A. LOC),
0.03%, 1/9/15	15,500	15,500

		150,255

Mississippi - 1.4%
Jackson County Mississippi Pollution Control Refunding Revenue VRDB, Chevron USA, Inc. Project,
0.01%, 1/2/15	25,655	25,655
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Multi-Modal, Peco Foods Inc. Project,
(BMO Harris Bank N.A. LOC),
0.05%, 1/9/15	6,650	6,650
Mississippi Business Finance Corp., Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA Inc. Project, Series A,
(Chevron Corp. Gtd.),
0.01%, 1/2/15	38,850	38,850
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, North Mississippi, Series 1- 12/10/08,
Series 1,
0.03%, 1/9/15	5,970	5,970

MONEY MARKET FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Mississippi - 1.4% continued
Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Series A, Chevron USA,
(Chevron Corp. Gtd.),
0.01%, 1/2/15	$9,965	$9,965

		87,090

Missouri - 2.6%
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Ethans Apartments Project,
(U.S. Bank N.A. LOC),
0.04%, 1/9/15	15,060	15,060
Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Woodlands Partners Project,
(FNMA LOC),
0.05%, 1/9/15	4,045	4,045
Missouri Development Finance Board Revenue VRDB, Missouri Association Municipal Utilities Lease,
(U.S. Bank N.A. LOC),
0.03%, 1/2/15	8,145	8,145
Missouri State Health & Educational Facilities Authority CP,
0.09%, 3/4/15	15,000	15,000
Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital Freeman Health Systems, Series C,
(U.S. Bank N.A. LOC),
0.03%, 1/9/15	5,525	5,525
Missouri State Health & Educational Facilities Authority Revenue VRDB, Saint Louis Priory School Project,
(U.S. Bank N.A. LOC),
0.06%, 1/9/15	900	900
Platte County Missouri IDA Multifamily Revenue Refunding Bonds, Wexford Place Project,
(FHLMC LOC),
0.06%, 1/9/15	6,530	6,530
RBC Municipal Products, Inc. Trust Adjustable Revenue Bonds, Floater, Series E-47,
(Royal Bank of Canada LOC),
0.04%, 1/9/15(1)	49,995	49,995
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Certificates, Series E-40, Related to Missouri,
(Royal Bank of Canada LOC),
0.04%, 1/9/15(1)	18,000	18,000
St. Charles County Missouri IDA Revenue Refunding VRDB, Casalon Apartments Project,
0.04%, 1/9/15	6,070	6,070
St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project,
(FNMA LOC),
0.04%, 1/9/15	21,000	21,000
St. Charles County Missouri IDA Revenue Refunding VRDB, Remington Apartments Project,
0.04%, 1/9/15	12,700	12,700

		162,970

Nebraska - 1.0%
Central Plains Gas Energy Project Revenue Bonds, Series 91TP,
(Branch Banking & Trust Co. LOC),
0.05%, 1/9/15(1)	8,305	8,305
Douglas County Hospital Authority No. 2 Revenue Refunding VRDB, Health Facilities Children’s, Series A,
(U.S. Bank N.A. LOC),
0.03%, 1/2/15	13,420	13,420
Lancaster County Hospital Authority No. 1 Revenue Refunding VRDB, Series B-2, Bryanlgh Medical Center,
(U.S. Bank N.A. LOC),
0.03%, 1/9/15	4,005	4,005
Omaha Nebraska Public Power District Separate Electric Revenue Bonds, Omaha Power, Eagle-720053008-Class A,
(Columbia Insurance Co. Insured),
0.05%, 1/9/15(1)	27,760	27,760
Saline County Hospital Authority No. 1 Revenue Refunding VRDB, Series C, Bryanlgh Medical Center,
(U.S. Bank N.A. LOC),
0.03%, 1/9/15	8,045	8,045

		61,535

NORTHERN FUNDS QUARTERLY REPORT    11    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Nevada - 0.2%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project,
(U.S. Bank N.A. LOC),
0.03%, 1/9/15	$3,300	$3,300
Carson City Nevada Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center,
(U.S. Bank N.A. LOC),
0.03%, 1/9/15	8,000	8,000

		11,300

New Hampshire - 1.0%
New Hampshire Business Finance Authority Revenue VRDB, Littleton Regional Hospital,
(TD Bank N.A. LOC),
0.03%, 1/2/15	6,700	6,700
New Hampshire Health & Education Facilities Authority Revenue VRDB, Easter Seals New Hampshire, Series A,
(FHLB of Boston LOC),
0.06%, 1/9/15	9,675	9,675
New Hampshire Health & Education Facilities Authority Revenue VRDB, Phillips Exeter Academy,
0.06%, 1/9/15	25,000	25,000
New Hampshire Higher Educational and Health Facilities Authority Revenue Bonds, Hunt Community Issue,
(TD Bank N.A. LOC),
0.03%, 1/9/15	6,685	6,685
New Hampshire State Health & Education Facilities Authority Revenue VRDB, St. Anselm College,
(FHLB of Boston LOC),
0.03%, 1/9/15	13,645	13,645

		61,705

New Jersey-1.0%
BB&T Municipal Trust Adjustable Revenue Bonds, Floaters, Series 2019,
(Branch Banking & Trust Co. LOC),
0.06%, 1/9/15(1)	21,640	21,640
BB&T Municipal Trust Revenue Bonds, Series 2047,
(Branch Banking & Trust Co. LOC),
0.06%, 1/9/15(1)	325	325
Hudson County Improvement Authority Gtd. Pooled Revenue Notes, Series T-1,
(Hudson County, New Jersey Insured),
1.00%, 5/13/15	7,000	7,018
Nuveen New Jersey Dividend Advantage Municipal Fund VRDP,
0.14%, 1/9/15(1)	10,000	10,000
Township of Toms River G.O. Unlimited Refunding Notes,
1.25%, 12/18/15	20,876	21,056

		60,039

New Mexico - 0.3%
New Mexico State Hospital Equipment Loan Council Revenue VRDB, Presbyterian Healthcare, Series B,
0.06%, 1/9/15	15,900	15,900

New York - 10.0%
BB&T Municipal Trust Revenue VRDB,
(Branch Banking & Trust Co. LOC),
0.11%, 1/9/15(1)	12,295	12,295
City of New York Adjustable G.O. Unlimited Bonds, Subseries I-6,
(Bank of New York Mellon LOC),
0.02%, 1/2/15	8,200	8,200
City of New York G.O. Unlimited VRDB, Subseries H-4,
(Bank of New York Mellon LOC),
0.02%, 1/2/15	6,500	6,500
Long Island Power Authority Revenue Bonds, Series 2010A,
5.00%, 5/1/15	5,300	5,386
Metropolitan Transportation Authority Dedicated Tax Fund Refunding VRDB, Series A-1,
(Royal Bank of Canada LOC),
0.02%, 1/2/15	14,900	14,900
Metropolitan Transportation Authority New York Revenue VRDB, Subseries E-3,
(PNC Bank N.A. LOC),
0.02%, 1/2/15	13,550	13,550
Monroe County New York Industrial Development Agency Revenue VRDB, Margaret Woodbury Strong,
(Manufacturers & Traders Trust Co. LOC),
0.04%, 1/9/15	27,750	27,750

MONEY MARKET FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
New York - 10.0% continued
New York City Adjustable G.O. Unlimited Bonds, Subseries D-3-B,
(Royal Bank of Canada LOC),
0.02%, 1/2/15	$20,100	$20,100
New York City Municipal Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series AA-1, Second Generation Resolution,
0.03%, 1/2/15	23,300	23,300
New York City Municipal Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series CC-1, Second Generation Resolution,
0.02%, 1/2/15	330	330
New York City Municipal Water Finance Authority & Sewer System VRDB, Second General Resolution,
0.02%, 1/2/15	10,000	10,000
New York City Municipal Water Finance Authority & Sewer System VRDB, Subseries FF-1, General Resolution,
0.02%, 1/2/15	15,000	15,000
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, 2nd General Resolution,
0.02%, 1/2/15	62,400	62,400
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Subseries A-1,
0.01%, 1/2/15	23,230	23,230
New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center,
(Manufacturers & Traders Trust Co. LOC),
0.09%, 1/9/15	2,380	2,380
New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Bonds,
0.02%, 1/2/15	27,600	27,600
New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Subordinate Bonds, Series D3
0.02%, 1/2/15	31,900	31,900
New York City Water Finance Authority & Sewer System VRDB, Second General Resolution,
0.02%, 1/2/15	32,250	32,250
New York Mortgage Agency Homeowner Revenue VRDB, Series 159,
0.03%, 1/9/15	30,000	30,000
New York State Dormitory Authority Revenue Non-State Supported Debt VRDB, Samaritan Medical Center, Series B,
(HSBC Bank USA N.A. LOC),
0.05%, 1/9/15	8,315	8,315
New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, FFT Senior Communities, Inc.,
(HSBC Bank USA N.A. LOC),
0.04%, 1/9/15	2,800	2,800
New York State Energy Research & Development Authority Revenue Bonds, Subseries A-4,
(Bank of Nova Scotia LOC),
0.03%, 1/9/15	15,000	15,000
New York State Housing Finance Agency Revenue VRDB, 100 Maiden Lane, Series A,
(FHLMC LOC),
0.02%, 1/9/15	16,800	16,800
New York State Housing Finance Agency Revenue VRDB, 175 West 60th Street, Series A-2,
(Manufacturers & Traders Trust Co. LOC),
0.05%, 1/9/15	20,000	20,000
New York State Housing Finance Agency Revenue VRDB, 33 Bond Street,
(Manufacturers & Traders Trust Co. LOC),
0.04%, 1/9/15	6,450	6,450
New York State Housing Finance Agency Revenue VRDB, 606 W 57Th Street,
(Wells Fargo Bank N.A. LOC),
0.04%, 1/9/15	4,000	4,000
New York State Housing Finance Agency Revenue VRDB, Affordable Housing, Clinton Park Phase II, Series E-31,
(Wells Fargo Bank N.A. LOC),
0.03%, 1/9/15	15,000	15,000

NORTHERN FUNDS QUARTERLY REPORT    13    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
New York - 10.0% continued
New York State Housing Finance Agency Revenue VRDB, Gotham West Housing, Series A-2,
(Wells Fargo Bank N.A. LOC),
0.01%, 1/9/15	$10,100	$10,100
New York State Housing Finance Agency Revenue VRDB, Housing West 29th Street, Series A,
(Wells Fargo Bank N.A. LOC),
0.02%, 1/9/15	31,520	31,520
New York State Housing Finance Agency Revenue VRDB, Maestro W Chelsea Housing,
(Wells Fargo Bank N.A. LOC),
0.03%, 1/9/15	17,000	17,000
New York State Housing Finance Agency Revenue VRDB, Series A, Riverside Center,
(Bank of America N.A. LOC),
0.03%, 1/9/15	24,700	24,700
New York State Housing Finance Agency Revenue VRDB, West 30th Street Housing, Series A-2,
(Wells Fargo Bank N.A. LOC),
0.03%, 1/9/15	16,700	16,700
New York State Housing Finance Agency Revenue VRDB, West Chelsea, Series A,
(Wells Fargo Bank N.A. LOC),
0.03%, 1/9/15	29,000	29,000
Onondaga County New York Industrial Development Agency Civic Facilities Revenue VRDB, Syracuse Research Corp. Project,
(Manufacturers & Traders Trust Co. LOC),
0.09%, 1/9/15	6,060	6,060
Town of Niagara New York Area Development Corp. Revenue VRDB, Niagara Falls Memorial,
(HSBC Bank USA N.A. LOC),
0.04%, 1/9/15	7,020	7,020
Town of North Hempstead G.O. Limited Bonds Anticipatory Notes, Series C,
0.50%, 10/2/15	24,740	24,786

		622,322

North Carolina - 2.6%
BB&T Municipal Trust Floaters, Series 1038,
0.21%, 1/9/15(1)	4,395	4,395
City of Raleigh North Carolina COPS VRDB, Series B, Downtown,
0.03%, 1/9/15	34,900	34,900
Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston,
(Branch Banking & Trust Co. LOC),
0.04%, 1/9/15	1,310	1,310
Guilford County North Carolina G.O. VRDB, Series A,
0.05%, 1/9/15	18,055	18,055
Series B,
0.03%, 1/9/15	4,100	4,100
North Carolina Capital Facilities Finance Agency Revenue VRDB, YMCA of Greater Charlotte Project, Series A,
(Branch Banking & Trust Co. LOC),
0.04%, 1/9/15	4,435	4,435
North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Rocky Mountain Preparatory School, Series H,
(Branch Banking & Trust Co. LOC),
0.04%, 1/9/15	5,200	5,200
North Carolina Capital Recreational Facilities Finance Agency Revenue VRDB, YMCA Greater Charlotte Project, Series B,
(Branch Banking & Trust Co. LOC),
0.04%, 1/9/15	11,610	11,610
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series B, Wakemed,
(Wells Fargo Bank N.A. LOC),
0.04%, 1/9/15	9,400	9,400
North Carolina State Capital Facilities Finance Agency Adjustable Revenue Bonds, Eagle-20140051 Class A,
0.05%, 1/9/15(1)	8,000	8,000
North Carolina State Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series B,
0.02%, 1/2/15	15,000	15,000
Raleigh Durham North Carolina Airport Authority Revenue Refunding VRDB, Series C,
(Royal Bank of Canada LOC),
0.03%, 1/9/15	12,710	12,710

MONEY MARKET FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
North Carolina - 2.6% continued
University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A,
0.05%, 1/9/15(1)	$5,800	$5,800
Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series B,
0.04%, 1/9/15	28,300	28,300

		163,215

North Dakota - 0.2%
City of Devils Lake Multifamily Housing Adjustable Revenue Bonds,
0.35%, 12/15/15	8,645	8,645
North Dakota State Rural Water Finance Corp. Public Projects Construction Revenue Notes, Series B3,
1.00%, 5/1/15	4,500	4,511

		13,156

Ohio - 0.7%
Cleveland Ohio Airport System Revenue VRDB, Series D,
(Bank of America N.A. LOC),
0.06%, 1/9/15	8,600	8,600
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue VRDB, Series C, Museum of Art Project,
0.05%, 1/9/15	4,900	4,900
County of Franklin Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A,
(PNC Bank N.A. LOC),
0.03%, 1/9/15	2,850	2,850
Montgomery County Ohio Economic Development Revenue VRDB, The Dayton Art Institute,
(U.S. Bank N.A. LOC),
0.03%, 1/9/15	4,800	4,800
Nuveen Ohio Quality Income Municipal Fund VRDP, Series 1-1480,
0.13%, 1/9/15(1)	16,000	16,000
State of Ohio G.O., Common Schools, Series B,
0.03%, 1/9/15	4,700	4,700

		41,850

Oregon - 0.2%
Oregon State Health Housing Educational & Cultural Facilities Authority Revenue VRDB, The Evangelical Lutheran, Series A,
(U.S. Bank N.A. LOC),
0.08%, 1/9/15	1,600	1,600
Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue Bonds, Assumption Village Project, Series A,
(MUFG Union Bank N.A. LOC),
0.06%, 1/9/15	2,890	2,890
State of Oregon G.O. Limited TANS, Series A,
2.00%, 6/15/15	10,000	10,085

		14,575

Pennsylvania - 4.0%
Allegheny County IDA Revenue VRDB, Education Center Watson,
(PNC Bank N.A. LOC),
0.04%, 1/9/15	4,300	4,300
BB&T Municipal Trust Revenue Bonds,
(Branch Banking & Trust Co. LOC),
0.08%, 1/9/15(1)	29,580	29,580
Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 1/9/15	14,395	14,395
Butler County Pennsylvania Industrial Development Authority Revenue VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 1/9/15	9,235	9,235
City of Philadelphia Gas Works Revenue Refunding Bonds, 8th, Series E,
(PNC Bank N.A. LOC),
0.03%, 1/9/15	40,200	40,200
Haverford Township Pennsylvania G.O., School District,
(TD Bank N.A. LOC),
0.04%, 1/9/15	7,700	7,700
Horizon Hospital System Authority Pennsylvania Health & Housing Facilities Revenue VRDB, Senior, St. Paul Homes Project,
(Manufacturers & Traders Trust Co. LOC),
0.09%, 1/9/15	7,070	7,070

NORTHERN FUNDS QUARTERLY REPORT    15    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Pennsylvania - 4.0% continued
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project,
(Manufacturers & Traders Trust Co. LOC),
0.09%, 1/9/15	$6,600	$6,600
Lower Merion School District G.O. Limited VRDB, Capital Project, Series A,
(State Street Bank & Trust Co. LOC),
0.04%, 1/9/15	11,015	11,015
Lower Merion School District VRDB, Series A-1, Capital Project,
(U.S. Bank N.A. LOC),
0.04%, 1/9/15	9,900	9,900
Montgomery County IDA Revenue VRDB, Acts Retirement Life Community,
(TD Bank N.A. LOC),
0.02%, 1/2/15	2,025	2,025
Pennsylvania Housing Financial Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood,
(FHLMC LOC),
0.04%, 1/9/15	3,200	3,200
Pennsylvania State Housing Finance Agency Multifamily Adjustable Revenue Bonds, Series A, Special Limited Obligation, RHI Portfolio,
0.35%, 7/1/15	16,070	16,070
Pennsylvania State Turnpike Commission Registration Fee Refunding VRDB, Series B,
(Assured Guaranty Municipal Corp. Insured),
0.04%, 1/9/15	7,500	7,500
Pennsylvania State Turnpike Commission Registration Fee Refunding VRDB, Series D,
(Assured Guaranty Municipal Corp. Insured),
0.06%, 1/9/15	20,000	20,000
RBC Municipal Products, Inc. Trust Floater Revenue Bonds, Series I-33,
(Royal Bank of Canada LOC),
0.11%, 1/9/15(1) (2)	23,990	23,990
School District Of Philadelphia G.O. Unlimited Refunding VRDB, Series G,
(PNC Bank N.A. LOC),
0.03%, 1/9/15	15,000	15,000
Southcentral Pennsylvania General Authority Revenue VRDB, Hanover Lutheran Village Project,
(Manufacturers & Traders Trust Co. LOC),
0.09%, 1/9/15	7,570	7,570
University of Pittsburgh of The Commonwealth System of Higher Education Asset Revenue Notes,
2.00%, 7/22/15	10,000	10,104
West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley,
(PNC Bank N.A. LOC),
0.04%, 1/9/15	3,660	3,660

		249,114

Puerto Rico - 1.2%
RBC Municipal Products, Inc. Trust Floater Certificates, Series E-46,
(Royal Bank of Canada LOC),
0.14%, 1/9/15(1)	76,190	76,190

Rhode Island - 0.4%
Rhode Island Health & Educational Building Corp. Higher Education Facility Revenue Refunding VRDB, Roger Williams University, Series A,
(U.S. Bank N.A. LOC),
0.03%, 1/9/15	15,025	15,025
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding VRDB, Bryant University,
Series C-15, (TD Bank N.A. LOC),
0.02%, 1/9/15	11,815	11,815

		26,840

South Carolina - 0.7%
City of Columbia South Carolina Waterworks & Sewer System Revenue VRDB,
(U.S. Bank N.A. LOC),
0.03%, 1/2/15	10,000	10,000
Eclipse Funding Trust, G.O., Series 2006-0152, Solar Eclipse, Spartan,
(U.S. Bank N.A. LOC),
0.04%, 1/9/15(1)	10,320	10,320

MONEY MARKET FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
South Carolina - 0.7% continued
South Carolina Jobs EDA Hospital Revenue VRDB, Oconee Memorial Hospital, Inc., Series B,
(Wachovia Bank N.A. LOC),
0.04%, 1/9/15	$8,400	$8,400
South Carolina State Housing Finance & Development Authority Multifamily Revenue VRDB, Rental Franklin Square,
(FHLMC LOC),
0.04%, 1/9/15	9,800	9,800
South Carolina State Housing Financial & Development Authority Multifamily Revenue VRDB, Rental Housing Brookside Apartments, Series D,
(FHLMC LOC),
0.04%, 1/9/15	4,700	4,700

		43,220

South Dakota - 0.3%
South Dakota Health & Educational Facilities Authority Revenue VRDB, Regional Health,
(U.S. Bank N.A. LOC),
0.03%, 1/2/15	3,300	3,300
South Dakota Health & Educational Facilities Authority Revenue VRDB, Sioux Valley Hospitals & Health, Series C,
(U.S. Bank N.A. LOC),
0.04%, 1/9/15	13,745	13,745

		17,045

Tennessee - 0.9%
Blount County Tennessee Public Building Authority Revenue VRDB, Series E-5-B, Local Government Public Improvement,
(Branch Banking & Trust Co. LOC),
0.03%, 1/9/15	4,685	4,685
Metropolitan Government Nashville & Davidson County Tennessee IDB Revenue VRDB, Multifamily Housing, Arbor Knoll, Series A,
(FNMA LOC),
0.04%, 1/9/15	13,400	13,400
Sevier County Tennessee Public Building Authority VRDB, Local Government Public Improvement,
(Branch Banking & Trust Co. LOC),
0.04%, 1/9/15	13,395	13,395
Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue VRDB, Gateway Projects, Series A-1,
(FNMA LOC),
0.04%, 1/9/15	5,575	5,575
Tennessee State Energy Acquisition Corp. Gas Revenue Floaters,
(Branch Banking & Trust Co. LOC),
0.06%, 1/9/15(1)	20,530	20,530

		57,585

Texas - 14.4%
Austin Texas Water & Wastewater System Revenue Refunding VRDB,
0.03%, 1/9/15	9,400	9,400
BB&T Municipal Trust Adjustable Revenue Bonds, Floaters, Series 2010,
0.07%, 1/9/15(1)	10,165	10,165
BB&T Municipal Trust Revenue VRDB, Series 2022, Floaters,
(Branch Banking & Trust Co. LOC),
0.05%, 1/9/15(1)	1,695	1,695
BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 2043,
(Branch Banking & Trust Co. LOC),
0.07%, 1/9/15(1)	1,280	1,280
Bexar County Health Care Facilities Development Corp. Adjustable Revenue Bonds, Series A, El Centro Del Barrio Project ,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 1/9/15	9,715	9,715
Capital Area Housing Finance Corp. Texas Revenue VRDB, Encino Pointe Apartments,
(FHLMC LOC),
0.04%, 1/9/15	15,380	15,380
Carroll Texas Independent School District G.O. Bonds, School Building,
(Texas Permanent School Fund Program Guaranty Insured),
0.04%, 1/9/15	8,000	8,000
City of Houston Revenue TRANS,
1.00%, 6/30/15	35,000	35,154
5.00%, 6/30/15	12,500	12,802
City of Houston Texas Municipal Interest Bearing CP,
0.11%, 3/12/15	9,800	9,800

NORTHERN FUNDS QUARTERLY REPORT    17    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Texas - 14.4% continued
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt 23, Revenue Bonds, Series 2009-52, Texas,
0.04%, 1/9/15(1)	$20,000	$20,000
Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian,
(Wells Fargo Bank N.A. LOC),
0.04%, 1/9/15	4,600	4,600
Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian School,
(Wachovia Bank N.A. LOC),
0.04%, 1/9/15	3,355	3,355
Denton Texas Independent School District G.O. VRDB, School Building, Series B,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.07%, 1/2/15	15,000	15,000
Eclipse Funding Trust, Texas, G.O., Series 2007-0080, Solar Eclipse,
(U.S. Bank N.A. LOC),
0.04%, 1/9/15(1)	10,295	10,295
Eclipse Funding Trust, Waco Texas, Revenue Bonds, Series 2007-0040, Solar Eclipse,
(U.S. Bank N.A. LOC),
0.04%, 1/9/15(1)	21,125	21,125
Gulf Coast IDA Revenue VRDB, Exxon Mobil Project,
0.01%, 1/2/15	30,000	30,000
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Memorial Hermann Health Systems,
0.02%, 1/9/15	5,000	5,000
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Methodist Hospital, Subseries C-1,
0.03%, 1/2/15	11,820	11,820
Harris County Health Facilities Development Corp. Revenue Refunding VRDB, Methodist Hospital System, Series A-1,
Series A-1
0.03%, 1/2/15	53,130	53,130
Harris County Texas Hospital District Revenue Refunding VRDB, Senior Lien,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 1/9/15	18,330	18,330
Lower Neches Valley Texas Authority Industrial Development Corp. Revenue VRDB, ExxonMobil,
0.01%, 1/2/15	39,840	39,840
Mesquite Independent School District G.O. VRDB, School Building, Series A,
(Texas Permanent School Fund Program Guaranty Insured),
0.05%, 1/9/15	845	845
Northwest Texas Independent School District G.O. VRDB,
(Texas Permanent School Fund Program Guaranty Insured),
0.05%, 1/9/15	2,760	2,760
Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 1/9/15	9,800	9,800
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A,
(Total S.A. Gtd.),
0.03%, 1/9/15	60,865	60,865
Port of Arthur Navigation District Industrial Development Corp. Exempt Facilites Revenue VRDB, Total Petrochemicals,
(Total S.A. Gtd.),
0.03%, 1/9/15	10,000	10,000
Port of Arthur Texas Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series B,
(Total S.A. Gtd.),
0.03%, 1/9/15	5,000	5,000
Port of Port Arthur Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals Project,
(Total S.A. Gtd.),
0.03%, 1/9/15	20,000	20,000
Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA,
(Total S.A. Gtd.),
0.03%, 1/9/15	12,900	12,900
RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters,
(Royal Bank of Canada LOC),
0.04%, 1/9/15(1)	10,000	10,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-18,
(Royal Bank of Canada LOC),
0.04%, 1/9/15(1)	50,000	50,000

MONEY MARKET FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Texas - 14.4% continued
State of Texas G.O. VRDB, Series A,
0.02%, 1/9/15	$7,645	$7,645
State of Texas G.O. VRDB, Veterans, Series A,
(Sumitomo Mitsui Banking Corp. LOC),
0.04%, 1/9/15	13,500	13,500
State of Texas G.O. VRDB, Veterans, Series B,
(Texas State LOC),
0.03%, 1/9/15	30,900	30,900
State Of Texas, G.O. Unlimited VRDB, Veterans, Series A,
0.03%, 1/9/15	49,310	49,310
Strategic Housing Finance Corp. Travis County Multi Family Housing Revenue Adjustable Revenue Bonds, Silver Springs Apartments Project,
0.30%, 2/1/15	20,000	20,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, Christus Health, Series C-4,
(Bank of Montreal LOC),
0.04%, 1/9/15	5,340	5,340
Tarrant County Multifamily Housing Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments,
(FNMA LOC),
0.05%, 1/9/15	7,650	7,650
Tarrant County Texas Cultural Educational Finance Corp. Retirement Facilities Revenue VRDB, Northwest Edgemere Project,
(Bank of America N.A. LOC),
0.05%, 1/9/15	17,240	17,240
Texas Department Multifamily Housing & Community Affairs Revenue VRDB, Woodmont Apartments,
(FHLMC LOC),
0.04%, 1/9/15	14,665	14,665
Texas State G.O. Unlimited TRANS,
1.50%, 8/31/15	130,000	131,177
Texas State G.O. Unlimited VRDB, Series B, Veterans,
0.02%, 1/9/15	52,400	52,400
Texas State G.O. Unlimited VRDB, Series D, Veterans,
0.02%, 1/9/15	20,000	20,000

		897,883

Utah - 0.3%
Utah Housing Corp. Multifamily Revenue VRDB, Florentine Villas, Series A,
(FHLMC LOC),
0.04%, 1/9/15	18,880	18,880

Virginia - 1.1%
Alexandria IDA Revenue Refunding VRDB, Goodwin House,
(Wells Fargo Bank N.A. LOC),
0.02%, 1/2/15	6,800	6,800
Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project,
(FHLMC LOC),
0.04%, 1/9/15	13,310	13,310
Lynchburg IDA Revenue Refunding VRDB, Hospital Centra Health, Series E,
(FHLB of Atlanta LOC),
0.04%, 1/9/15	5,400	5,400
Lynchburg Virginia IDA Revenue Refunding VRDB, Hospital Centra Health, Series D,
(FHLB of Atlanta LOC),
0.04%, 1/9/15	6,400	6,400
Nuveen Virginia Premium Income Municipal Fund VRDP,
0.14%, 1/9/15(1)	25,000	25,000
Peninsula Ports Authority CP,
(U.S. Bank N.A. LOC),
0.08%, 2/12/15	10,000	10,000

		66,910

Washington - 0.8%
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt, Revenue Bonds, Series 2009-65, Washington,
0.04%, 1/9/15(1)	14,740	14,740
Washington Health Care Facilities Authority Revenue VRDB, Catholic Health,
0.12%, 1/9/15	20,200	20,200
Washington Higher Education Facilities Authority Revenue VRDB, Whitman College Project,
0.05%, 1/9/15	13,645	13,645

NORTHERN FUNDS QUARTERLY REPORT    19    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Washington - 0.8% continued
Washington State Housing Finance Commission Revenue Refunding VRDB, Antioch University Project,
(MUFG Union Bank N.A. LOC),
0.04%, 1/9/15	$4,245	$4,245

		52,830

West Virginia - 0.4%
Cabell County West Virginia County Commission Revenue VRDB, Huntington YMCA Project,
(JPMorgan Chase Bank N.A. LOC),
0.16%, 1/9/15	2,390	2,390
West Virginia Hospital Finance Authority Revenue Refunding & Improvement VRDB, Cabell Hospital, Series A,
(Branch Banking & Trust Co. LOC),
0.04%, 1/9/15	21,325	21,325

		23,715

Wisconsin - 3.8%
City of Milwaukee Revenue Anticipation Notes, Series M4,
1.50%, 6/30/15	25,000	25,171
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax, Revenue Bonds, Series 2009-36, Wisconsin,
0.04%, 1/9/15(1)	25,000	25,000
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt 24, Revenue Bonds, Series 2009-53, Wisconsin,
0.04%, 1/9/15(1)	21,745	21,745
Milwaukee Redevelopment Authority Lease Revenue VRDB, University of Wisconsin- Kenilworth Project,
(U.S. Bank N.A. LOC),
0.04%, 1/9/15	32,380	32,380
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Medical College Wisconsin, Series B,
(U.S. Bank N.A. LOC),
0.04%, 1/9/15	17,500	17,500
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Oakwood Village,
(BMO Harris Bank N.A. LOC),
0.04%, 1/9/15	7,610	7,610
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 1/9/15	48,325	48,325
Wisconsin Health & Educational Facilities Authority Revenue VRDB, St. Norbert College, Inc.,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 1/9/15	7,900	7,900
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Aurora Healthcare, Series C,
(Bank of Montreal LOC),
0.03%, 1/2/15	5,400	5,400
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 1/9/15	5,025	5,025
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services,
(U.S. Bank N.A. LOC),
0.04%, 1/9/15	13,285	13,285
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Watertown Memorial Hospital, Inc. Project,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 1/9/15	15,000	15,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series B, Aurora Healthcare,
(Bank of Montreal LOC),
0.03%, 1/2/15	10,775	10,775
Wisconsin State Rural Water Construction Loan Program Revenue Anticipatory Notes,
0.30%, 9/1/15	4,045	4,045

		239,161

MONEY MARKET FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Wyoming - 0.2%
Lincoln County PCR Non-AMT Non Ace Revenue Refunding VRDB, Series E,
0.01%, 1/2/15	$10,035	$10,035

Municipal States Pooled Securities - 0.5%
BB&T Municipal Trust Floaters, Series 1036,
(Branch Banking & Trust Co. LOC),
0.19%, 1/9/15(1)	3,335	3,335
BB&T Municipal Trust Various States Adjustable Floaters, Series 5000,
(Cooperatieve Centrale Raiffeisen- Boerenleenbank Bank LOC),
0.14%, 1/9/15(1)	3,955	3,955
BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 1007,
(Branch Banking & Trust Co. LOC),
0.14%, 1/9/15(1)	2,130	2,130
BB&T Municipal Trust Various States VRDB, Series 1039,
(Branch Banking & Trust Co. LOC),
0.14%, 1/9/15(1)	4,575	4,575
BB&T Municipal Trust Various States, Series 1035,
(Branch Banking & Trust Co. LOC),
0.14%, 1/9/15(1)	7,750	7,750
Series 5002,
0.29%, 1/9/15(1)	10,420	10,420

		32,165

Total Municipal Investments (Cost $6,107,682)		6,107,682

Total Investments - 97.8% (Cost $6,107,682)(3)		6,107,682

Other Assets less Liabilities - 2.2%		138,147

NET ASSETS - 100.0%		$6,245,829

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2014, the value of this restricted illiquid security amounted to approximately $24,015,000 or 0.4% of net assets. Additional information on this restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Arizona Board of Regents COPS, Floaters, Series 1918,
0.06%, 1/9/15	6/19/13	$25

RBC Municipal Products, Inc. Trust Floater Revenue Bonds, Series I-33,
0.11%, 1/9/15	10/1/14 - 12/30/14	23,990

(3)	The cost for federal income tax purposes was $6,107,682.

Percentages shown are based on Net Assets.

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Air, Transportation, Water Services and Solid Waste Management	22.2%
Educational Services	11.1
Electric Services, Power and Combined Utilities	5.9
Executive, Legislative & General Government	14.5
Health Services, Hospital and Residential Care	18.4
Urban and Community Development, Housing Programs	14.3
Miscellaneous Revenues	7.1
All other sectors less than 5%	6.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of December 31, 2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Money Market Fund	$—	$6,107,682	(1)	$—	$6,107,682

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

NORTHERN FUNDS QUARTERLY REPORT    21    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued	DECEMBER 31, 2014 (UNAUDITED)

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

BANS - Bond Anticipation Notes

CP - Commercial Paper

COPS - Certificates of Participation

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

IDB - Industrial Development Board

LOC - Letter of Credit

PCR - Pollution Control Revenue

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Demand Preferred

MONEY MARKET FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 75.4%(1)
Federal Farm Credit Bank - 14.5%
FFCB Discount Notes,
0.10%, 2/10/15	$3,000	$3,000
0.10%, 2/19/15	5,000	4,999
0.11%, 3/11/15	4,000	3,999
0.11%, 4/16/15	2,000	1,999
0.13%, 5/6/15	1,000	999
0.14%, 5/8/15	10,000	9,995
0.12%, 5/28/15	20,000	19,990
0.14%, 6/8/15	4,000	3,997
0.20%, 7/1/15	5,000	4,995
0.15%, 7/2/15	3,000	2,998
0.14%, 8/24/15	1,000	999
0.18%, 9/8/15	4,000	3,995
0.16%, 9/21/15	2,000	1,998
0.21%, 10/5/15	3,000	2,995
FFCB FRN,
0.14%, 1/2/15(2)	5,000	5,000
0.17%, 1/2/15(2)	3,000	3,002
0.18%, 1/2/15(2)	9,000	9,007
0.27%, 1/2/15(2)	15,000	15,004
0.28%, 1/2/15(2)	2,000	2,001
0.11%, 1/3/15(2)	12,000	12,000
0.14%, 1/3/15(2)	3,000	3,000
0.10%, 1/4/15(2)	6,000	6,000
0.27%, 1/4/15(2)	3,000	3,001
0.12%, 1/6/15(2)	6,000	5,999
0.13%, 1/8/15(2)	4,500	4,500
0.15%, 1/9/15(2)	15,000	14,996
0.19%, 1/13/15(2)	2,500	2,500
0.11%, 1/16/15(2)	3,000	3,000
0.11%, 1/18/15(2)	4,500	4,500
0.14%, 1/18/15(2)	5,000	4,999
0.12%, 1/21/15(2)	3,000	3,000
0.19%, 1/22/15(2)	2,000	2,001
0.13%, 1/23/15(2)	3,000	3,000
0.30%, 1/23/15(2)	2,000	2,001
0.21%, 1/24/15(2)	2,000	2,001
0.22%, 1/24/15(2)	1,000	1,001
0.12%, 1/25/15(2)	19,000	19,000
0.12%, 1/26/15(2)	6,000	6,000
0.15%, 1/26/15(2)	3,000	3,000
0.15%, 1/30/15(2)	7,000	7,000

		213,471

Federal Home Loan Bank - 31.8%
FHLB Bonds,
0.09%, 1/13/15	15,000	15,000
0.09%, 2/2/15	4,000	4,000
0.09%, 2/19/15	2,000	2,000
0.09%, 3/5/15	10,000	10,000
0.10%, 3/6/15	5,000	5,000
0.10%, 3/9/15	24,000	23,999
0.09%, 3/23/15	26,000	25,999
0.11%, 4/2/15	4,000	4,000
0.11%, 4/9/15	10,000	9,999
0.12%, 4/10/15	12,000	12,000
0.12%, 4/14/15	3,000	3,000
0.12%, 4/15/15	14,000	13,999
0.12%, 5/1/15	8,000	8,000
0.12%, 5/8/15	4,000	4,000
0.13%, 5/8/15	3,000	3,000
0.13%, 5/12/15	10,000	9,999
0.22%, 7/17/15	6,000	6,000
0.23%, 8/3/15	9,205	9,205
0.19%, 8/25/15	10,000	10,002
0.20%, 8/28/15	3,000	3,001
0.21%, 8/28/15	10,000	10,002
0.38%, 8/28/15	1,000	1,001
0.27%, 10/9/15	4,000	4,000
0.33%, 1/8/16	2,000	2,000
FHLB Discount Notes,
0.05%, 1/7/15	18,000	18,000
0.06%, 1/7/15	28,000	28,000
0.10%, 1/7/15	3,000	3,000
0.08%, 1/26/15	24,000	23,999
0.07%, 2/4/15	20,000	19,999
0.06%, 2/9/15	18,000	17,999
0.10%, 2/25/15	25,000	24,996
0.10%, 2/27/15	5,000	4,999
0.17%, 3/20/15	9,000	8,997
0.14%, 3/23/15	4,000	3,999
0.09%, 4/24/15	25,000	24,993
0.12%, 5/19/15	8,300	8,296
0.13%, 5/20/15	3,000	2,998
0.16%, 9/2/15	4,000	3,996
FHLB FRN,
0.13%, 1/10/15(2)	20,000	19,998
0.15%, 1/11/15(2)	9,000	8,999
0.11%, 1/14/15(2)	7,000	7,000

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 75.4%(1) continued
Federal Home Loan Bank - 31.8% continued
0.12%, 1/16/15(2)	$1,000	$1,000
0.12%, 1/18/15(2)	3,000	3,000
0.12%, 1/20/15(2)	13,000	12,999
0.13%, 1/21/15(2)	8,000	7,999
0.16%, 1/23/15(2)	3,000	3,000
0.13%, 2/23/15	12,000	12,000

		469,472

Federal Home Loan Mortgage Corporation - 13.7%
FHLMC Bond,
0.27%, 12/9/15	8,000	8,000
FHLMC Discount Notes,
0.08%, 2/25/15	50,000	49,994
0.07%, 4/8/15	20,000	19,996
0.10%, 4/14/15	10,000	9,997
0.11%, 5/18/15	7,000	6,997
0.11%, 5/20/15	7,000	6,997
0.12%, 5/28/15	8,000	7,996
0.19%, 11/16/15	7,000	6,988
0.24%, 12/7/15	8,000	7,982
FHLMC FRN,
0.15%, 1/12/15(2)	4,000	3,999
0.14%, 1/16/15(2)	48,000	48,004
0.12%, 1/18/15(2)	7,000	6,999
0.16%, 1/26/15(2)	18,000	18,004

		201,953

Federal National Mortgage Association - 15.4%
FNMA Bond,
0.38%, 3/16/15	13,560	13,567
FNMA Discount Notes,
0.03%, 1/2/15	39,193	39,193
0.06%, 1/2/15	42,500	42,496
0.09%, 1/2/15	33,000	33,000
0.04%, 2/2/15	10,000	9,999
0.11%, 2/2/15	18,000	17,999
0.09%, 4/1/15	21,000	20,995
0.12%, 5/13/15	5,300	5,298
FNMA FRN,
0.13%, 1/5/15(2)	8,000	7,999
0.18%, 1/20/15	3,000	3,000
0.16%, 1/21/15(2)	15,000	15,004
0.14%, 1/27/15(2)	18,500	18,500

		227,050

Total U.S. Government Agencies (Cost $1,111,946)		1,111,946

U.S. GOVERNMENT OBLIGATIONS - 2.8%
U.S. Treasury Bills - 1.2%
0.06%, 1/2/15	9,000	9,000
0.15%, 6/25/15	9,000	8,993

		17,993

U.S. Treasury Floating Rate Notes - 1.6%
0.09%, 1/2/15(2)	13,000	12,991
0.09%, 1/2/15(2)	7,180	7,178
0.11%, 1/2/15(2)	3,000	3,000

		23,169

Total U.S. Government Obligations (Cost $41,162)		41,162

Investments, at Amortized Cost ($1,153,108)		1,153,108

REPURCHASE AGREEMENTS - 24.7%
Joint Repurchase Agreements - 2.5%(3)
Bank of America Securities LLC, dated 12/31/14, repurchase price $12,136
0.08%, 1/8/15	12,136	12,136
Morgan Stanley & Co., Inc., dated 12/31/14, repurchase price $12,135
0.06%, 1/8/15	12,135	12,135
Societe Generale, New York Branch, dated 12/31/14, repurchase price $12,135
0.07%, 1/8/15	12,135	12,135

		36,406

Repurchase Agreements - 22.2%(4)
Bank of America N.A., dated 12/31/14, repurchase price $225,001
0.07%, 1/2/15	225,000	225,000
BNP Paribas Securities Corp., dated 12/31/14, repurchase price $15,003
0.13%, 2/2/15	15,000	15,000
Citigroup Global Markets, Inc., dated 12/31/14, repurchase price $37,518
0.07%, 1/2/15	37,518	37,518

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 24.7% continued
Repurchase Agreements - 22.2%(4) continued
Societe Generale, New York Branch, dated 10/15/14, repurchase price $50,009
0.07%, 1/13/15	$50,000	$50,000

		327,518

Total Repurchase Agreements (Cost $363,924)		363,924

Total Investments - 102.9% (Cost $1,517,032)(5)		1,517,032

Liabilities less Other Assets - (2.9)%		(42,454)

NET ASSETS - 100.0%		$1,474,578

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$4,711	0.75% - 4.63%	2/15/40 - 2/15/42
U.S. Treasury Notes	$32,445	0.13% -2.75%	9/30/15 -7/15/24

Total	$37,156

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$38,710	1.79% - 7.5%	4/1/18 - 1/1/2044
FNMA	$275,747	0.56% - 6.50%	2/1/17 -4/1/44
GNMA	$22,886	2.00% -5.00%	12/20/40 - 12/20/44

Total	$337,343

(5)	The cost for federal income tax purposes was $1,517,032.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of December 31, 2014:

	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
	(000S)	(000S)		(000S)	(000S)
Investments held by U.S. Government Money Market Fund	$—	$1,517,032	(1)	$—	$1,517,032

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

NORTHERN FUNDS QUARTERLY REPORT     3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 82.7%(1)
Federal Farm Credit Bank - 24.4%
FFCB Bond,
0.19%, 9/9/15	$20,000	$20,001
FFCB Discount Notes,
0.01%, 1/2/15	8,000	8,000
0.07%, 1/27/15	8,000	8,000
0.10%, 2/10/15	7,000	6,999
0.10%, 2/19/15	12,000	11,998
0.11%, 2/25/15	9,000	8,998
0.11%, 3/11/15	9,000	8,998
0.11%, 3/13/15	23,000	22,995
0.12%, 4/17/15	5,000	4,998
0.14%, 5/4/15	20,000	19,990
0.13%, 5/6/15	3,000	2,999
0.12%, 5/19/15	15,000	14,993
0.12%, 5/20/15	10,000	9,995
0.12%, 5/22/15	10,000	9,995
0.10%, 6/3/15	10,000	9,996
0.14%, 6/8/15	9,000	8,995
0.14%, 6/30/15	10,000	9,993
0.20%, 7/1/15	11,000	10,989
0.15%, 7/2/15	7,000	6,994
0.16%, 7/2/15	12,000	11,991
0.11%, 7/8/15	8,000	7,995
0.14%, 8/24/15	2,000	1,998
0.18%, 9/8/15	8,000	7,990
0.16%, 9/21/15	4,000	3,995
0.21%, 10/5/15	7,000	6,989
0.19%, 10/20/15	8,000	7,988
0.19%, 11/3/15	10,000	9,984
0.15%, 11/4/15	5,000	4,994
FFCB FRN,
0.14%, 1/2/15(2)	15,000	15,000
0.17%, 1/2/15(2)	8,000	8,005
0.18%, 1/2/15(2)	15,500	15,503
0.22%, 1/2/15(2)	16,000	15,999
0.27%, 1/2/15(2)	24,000	24,007
0.28%, 1/2/15(2)	4,000	4,001
0.30%, 1/2/15(2)	10,000	10,001
0.11%, 1/3/15(2)	20,000	19,999
0.14%, 1/3/15(2)	5,000	5,000
0.10%, 1/4/15(2)	16,000	16,000
0.27%, 1/4/15(2)	7,000	7,003
0.12%, 1/6/15(2)	29,000	28,997
0.13%, 1/6/15(2)	5,000	5,000
0.19%, 1/6/15(2)	15,000	15,002
0.13%, 1/8/15(2)	11,500	11,500
0.15%, 1/9/15(2)	52,000	51,989
0.13%, 1/11/15(2)	29,000	28,999
0.19%, 1/13/15(2)	6,000	6,000
0.11%, 1/15/15(2)	42,000	41,999
0.11%, 1/16/15(2)	9,000	9,000
0.11%, 1/18/15(2)	12,000	11,999
0.14%, 1/18/15(2)	10,000	9,998
0.16%, 1/19/15(2)	16,000	16,004
0.12%, 1/20/15	7,500	7,500
0.14%, 1/20/15(2)	23,000	22,997
0.19%, 1/20/15(2)	17,200	17,202
0.20%, 1/20/15(2)	3,000	3,001
0.12%, 1/21/15(2)	38,000	37,996
0.19%, 1/22/15(2)	4,000	4,002
0.30%, 1/23/15(2)	5,000	5,002
0.22%, 1/24/15(2)	3,000	3,002
0.12%, 1/25/15(2)	19,000	18,999
0.14%, 1/25/15(2)	8,500	8,500
0.15%, 1/26/15(2)	8,000	8,000
0.18%, 1/27/15(2)	14,500	14,501
0.11%, 1/28/15(2)	23,000	22,999
0.16%, 1/28/15	29,500	29,501
0.15%, 1/30/15(2)	17,000	16,999

		867,056

Federal Home Loan Bank - 58.3%
FHLB Bonds,
0.11%, 1/9/15	16,000	16,000
0.09%, 1/13/15	16,400	16,400
0.10%, 1/14/15	38,000	38,001
0.10%, 1/15/15	40,000	40,001
0.09%, 1/16/15	16,000	16,000
0.09%, 2/2/15	10,000	10,000
0.22%, 2/2/15	19,000	19,003
0.09%, 2/19/15	4,000	4,000
0.09%, 3/5/15	23,000	22,999
0.10%, 3/6/15	12,000	12,000
0.10%, 3/9/15	57,000	56,997
0.11%, 4/2/15	10,000	9,999
0.11%, 4/9/15	25,000	24,998
0.12%, 4/10/15	10,000	10,000
0.12%, 4/14/15	8,000	7,999

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 82.7%(1) continued
Federal Home Loan Bank - 58.3% continued
0.12%, 5/1/15	$20,000	$20,001
0.12%, 5/8/15	8,000	8,000
0.13%, 5/8/15	7,000	7,000
0.13%, 5/12/15	12,000	11,999
0.22%, 7/17/15	16,000	16,000
0.23%, 8/3/15	21,865	21,865
0.19%, 8/25/15	95,000	95,023
0.20%, 8/28/15	6,000	6,001
0.21%, 8/28/15	40,000	40,009
0.38%, 8/28/15	2,000	2,003
0.19%, 9/10/15	10,000	9,999
0.20%, 9/25/15	3,000	3,000
0.25%, 10/2/15	10,000	10,000
0.27%, 10/9/15	8,000	8,000
0.33%, 1/8/16	4,000	4,000
FHLB Discount Notes,
0.09%, 1/5/15	8,000	8,000
0.05%, 1/7/15	129,000	128,999
0.10%, 1/7/15	8,000	8,000
0.10%, 1/14/15	100,000	99,996
0.08%, 1/16/15	125,000	124,996
0.06%, 1/21/15	65,000	64,998
0.08%, 1/26/15	128,000	127,993
0.07%, 1/28/15	110,000	109,995
0.07%, 2/4/15	130,000	129,991
0.09%, 2/6/15	2,200	2,200
0.09%, 2/11/15	100,000	99,990
0.14%, 2/20/15	32,000	31,994
0.10%, 2/25/15	62,000	61,991
0.10%, 2/27/15	10,000	9,998
0.11%, 3/4/15	45,000	44,991
0.14%, 3/4/15	21,000	20,996
0.11%, 3/6/15	10,000	9,998
0.12%, 3/11/15	50,000	49,989
0.13%, 3/18/15	50,000	49,986
0.17%, 3/20/15	49,000	48,982
0.11%, 5/20/15	7,464	7,461
0.16%, 9/2/15	21,000	20,978
FHLB FRN,
0.10%, 1/2/15(2)	25,000	25,000
0.13%, 1/10/15(2)	52,000	51,995
0.15%, 1/11/15(2)	22,000	21,998
0.12%, 1/13/15(2)	17,000	17,000
0.11%, 1/14/15(2)	16,000	16,000
0.12%, 1/16/15(2)	3,000	3,000
0.12%, 1/18/15(2)	8,000	8,000
0.12%, 1/20/15(2)	20,000	19,998
0.13%, 1/21/15(2)	21,000	20,998
0.16%, 1/23/15(2)	7,000	7,000
0.12%, 1/28/15(2)	17,000	17,000
0.13%, 2/23/15	29,000	29,000

		2,066,808

Total U.S. Government Agencies (Cost $2,933,864)		2,933,864

U.S. GOVERNMENT OBLIGATIONS - 3.1%
U.S. Treasury Bills - 1.2%
0.06%, 1/2/15	21,000	21,000
0.15%, 6/25/15	20,000	19,985

		40,985

U.S. Treasury Floating Rate Notes - 1.9%
0.09%, 1/2/15(2)	31,000	30,978
0.09%, 1/2/15(2)	25,510	25,503
0.11%, 1/2/15(2)	8,000	8,000
0.11%, 1/2/15(2)	4,000	4,000

		68,481

Total U.S. Government Obligations (Cost $109,466)		109,466

Investments, at Amortized Cost ($3,043,330)		3,043,330

REPURCHASE AGREEMENTS - 14.2%
Repurchase Agreements - 14.2%(3)
Bank of America N.A., dated 12/31/14, repurchase price $50,000
0.07%, 1/2/15	50,000	50,000
Citigroup Global Markets, Inc., dated 12/31/14, repurchase price $100,000
0.07%, 1/2/15	100,000	100,000
Credit Suisse Securities, dated 12/31/14, repurchase price $28,737
0.12%, 1/2/15	28,737	28,737

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 14.2% continued
Repurchase Agreements - 14.2%(3) continued
Mizuho Securities USA, Inc., dated 12/31/14, repurchase price $325,001
0.08%, 1/2/15	$325,000	$325,000

		503,737

Total Repurchase Agreements (Cost $503,737)		503,737

Total Investments - 100.0% (Cost $3,547,067)(4)		3,547,067

Other Assets less Liabilities - 0.0%		227

NET ASSETS - 100.0%		$3,547,294

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$171,998	2.30% - 5.00%	2/1/37 - 11/1/42
FNMA	$185,520	2.07% - 6.00%	11/1/18 - 9/1/44
GNMA	$60,344	2.50% - 4.50%	4/20/41 - 5/15/44
U.S. Treasury Bills	$9,511	0.00%	2/5/15
U.S. Treasury Notes	$88,244	1.63% - 3.63%	2/15/20 - 8/15/22
TVA	$2,257	3.50%	12/15/42

Total	$517,874

(4)	The cost for federal income tax purposes was $3,547,067.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of December 31, 2014:

	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
	(000S)	(000S)		(000S)	(000S)
Investments held by U.S. Government Select Money Market Fund	$—	$3,547,067	(1)	$—	$3,547,067

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 8.8%
Commercial Mortgage-Backed Securities - 8.3%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4,
5.41%, 9/10/47	$700	$732
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4,
5.54%, 10/12/41	1,342	1,416
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4,
5.71%, 6/11/40	1,135	1,224
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4,
5.74%, 9/11/42	825	902
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4,
5.71%, 12/10/49	1,925	2,087
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	1,239	1,302
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4,
5.55%, 5/12/45	776	811
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4,
5.44%, 6/12/47	771	819
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2,
3.05%, 4/15/47	555	575
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3,
5.35%, 11/15/38	1,460	1,553
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.15%, 4/15/41	1,050	1,158
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16,Class A2,
2.85%, 6/15/47	340	348
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	1,803	1,904
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4,
5.81%, 12/12/49	476	518
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4,
5.65%, 6/11/42	1,050	1,143
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4,
6.28%, 1/11/43	1,289	1,438
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4,
5.31%, 11/15/48	1,669	1,769

		19,699

Credit Card - 0.5%
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2,
1.02%, 2/22/19	1,135	1,131

Total Asset-Backed Securities (Cost $21,067)		20,830

CORPORATE BONDS - 29.4%
Auto Parts Manufacturing - 0.2%
BorgWarner, Inc.,
4.63%, 9/15/20	240	263
Delphi Corp.,
6.13%, 5/15/21	260	283

		546

Automobiles Manufacturing - 0.8%
Ford Motor Co.,
7.45%, 7/16/31	95	129
Ford Motor Credit Co. LLC,
2.60%, 11/4/19	835	830
3.66%, 9/8/24	350	351
Hyundai Capital America,
4.00%, 6/8/17(1) (2)	290	303
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	120	120
2.35%, 3/4/19(1) (2)	240	241

		1,974

Banks - 0.4%
Branch Banking & Trust Co.,
1.00%, 4/3/17	100	99
Capital One N.A.,
1.50%, 3/22/18	355	350
Discover Bank,
2.00%, 2/21/18	125	125
4.25%, 3/13/26	145	150

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.4% continued
Banks - 0.4% continued
Fifth Third Bancorp,
2.30%, 3/1/19	$100	$100
PNC Financial Services Group (The), Inc.,
4.85%, 6/1/23	165	156

		980

Biotechnology - 0.6%
Amgen, Inc.,
3.63%, 5/22/24	265	269
Celgene Corp.,
5.25%, 8/15/43	205	232
Gilead Sciences, Inc.,
2.05%, 4/1/19	200	200
4.50%, 2/1/45	150	160
Roche Holdings, Inc.,
2.25%, 9/30/19(2)	450	453

		1,314

Cable & Satellite - 0.8%
Comcast Corp.,
6.30%, 11/15/17	290	329
4.25%, 1/15/33	550	582
6.40%, 5/15/38	210	280
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
2.40%, 3/15/17	300	306
5.15%, 3/15/42	460	475

		1,972

Chemicals - 0.9%
CF Industries, Inc.,
5.15%, 3/15/34	290	303
Eastman Chemical Co.,
2.40%, 6/1/17	385	391
3.80%, 3/15/25	675	687
4.65%, 10/15/44	295	302
Monsanto Co.,
2.75%, 4/15/16	200	205
PPG Industries, Inc.,
2.30%, 11/15/19	260	259

		2,147

Commercial Finance - 0.6%
Air Lease Corp.,
5.63%, 4/1/17	185	199
3.88%, 4/1/21	185	186
General Electric Capital Corp.,
5.63%, 5/1/18	690	777
6.25%, 12/15/22	250	272

		1,434

Communications Equipment - 0.1%
Apple, Inc.,
4.45%, 5/6/44	150	165
CC Holdings GS V LLC/Crown Castle GS III Corp.,
2.38%, 12/15/17	75	76

		241

Consumer Finance - 0.1%
Countrywide Financial Corp.,
6.25%, 5/15/16	205	217
Discover Financial Services,
3.95%, 11/6/24	140	141

		358

Consumer Services - 0.4%
Ecolab, Inc.,
1.45%, 12/8/17	425	421
ERAC USA Finance LLC,
3.85%, 11/15/24(1) (2)	125	127
7.00%, 10/15/37(2)	220	296

		844

Containers & Packaging - 0.2%
International Paper Co.,
3.65%, 6/15/24	310	310
4.80%, 6/15/44	180	184

		494

Department Stores - 0.4%
Macy’s Retail Holdings, Inc.,
4.50%, 12/15/34	880	886

Diversified Banks - 3.2%
Bank of America Corp.,
3.88%, 3/22/17	135	141
6.00%, 9/1/17	170	187
2.60%, 1/15/19	995	1,003
2.65%, 4/1/19	500	504
4.13%, 1/22/24	430	452
4.25%, 10/22/26	215	215
7.75%, 5/14/38	290	410
5.00%, 1/21/44	410	459

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.4% continued
Diversified Banks - 3.2% continued
Citigroup, Inc.,
1.35%, 3/10/17	$450	$448
6.00%, 8/15/17	200	221
2.50%, 7/29/19	310	310
4.00%, 8/5/24	905	909
6.68%, 9/13/43	165	213
JPMorgan Chase & Co.,
1.80%, 1/25/18	465	465
7.90%, 4/30/18	135	145
6.30%, 4/23/19	340	395
5.00%, 7/1/19	265	259
5.15%, 5/1/23	115	108
3.88%, 9/10/24	320	320
Wells Fargo & Co.,
7.98%, 3/15/18	135	149
2.15%, 1/15/19	300	301

		7,614

Electrical Equipment Manufacturing - 0.2%
General Electric Co.,
4.50%, 3/11/44	135	148
Keysight Technologies, Inc.,
3.30%, 10/30/19(1) (2)	235	234
Roper Industries, Inc.,
6.25%, 9/1/19	125	144

		526

Entertainment Content - 0.6%
CBS Corp.,
1.95%, 7/1/17	475	476
4.30%, 2/15/21	100	108
Time Warner, Inc.,
6.10%, 7/15/40	370	451
Viacom, Inc.,
4.38%, 3/15/43	360	331

		1,366

Exploration & Production - 0.8%
Continental Resources, Inc.,
5.00%, 9/15/22	990	958
Kerr-McGee Corp.,
6.95%, 7/1/24	450	550
Noble Energy, Inc.,
3.90%, 11/15/24	380	375

		1,883

Financial Services - 3.1%
Ares Capital Corp.,
4.88%, 11/30/18	280	294
Blackstone Holdings Finance Co. LLC,
5.00%, 6/15/44(1) (2)	265	285
Carlyle Holdings II Finance LLC,
5.63%, 3/30/43(2)	335	387
Charles Schwab (The) Corp.,
2.20%, 7/25/18	168	170
FMR LLC,
6.45%, 11/15/39(2)	345	448
Goldman Sachs Group (The), Inc.,
5.63%, 1/15/17	345	370
2.90%, 7/19/18	225	231
2.63%, 1/31/19	830	835
2.55%, 10/23/19	190	189
5.75%, 1/24/22	355	411
4.00%, 3/3/24	460	478
6.45%, 5/1/36	405	490
6.75%, 10/1/37	205	258
4.80%, 7/8/44	130	139
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.88%, 2/1/22	170	171
KKR Group Finance Co. III LLC,
5.13%, 6/1/44(1) (2)	125	135
KKR Group Finance Co. LLC,
6.38%, 9/29/20(1) (2)	105	122
Morgan Stanley,
4.75%, 3/22/17	130	139
2.50%, 1/24/19	850	851
2.38%, 7/23/19	210	209
3.70%, 10/23/24	245	248
5.00%, 11/24/25	270	288
Prospect Capital Corp.,
5.00%, 7/15/19	275	280

		7,428

Food & Beverage - 0.8%
Anheuser-Busch InBev Finance, Inc.,
2.15%, 2/1/19	310	311
ConAgra Foods, Inc.,
2.10%, 3/15/18	207	206
General Mills, Inc.,
2.20%, 10/21/19	500	496

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.4% continued
Food & Beverage - 0.8% continued
Mead Johnson Nutrition Co.,
4.60%, 6/1/44	$120	$126
SABMiller Holdings, Inc.,
1.85%, 1/15/15(2)	25	25
Tyson Foods, Inc.,
2.65%, 8/15/19	500	505
4.88%, 8/15/34	195	214

		1,883

Forest & Paper Products Manufacturing - 0.2%
Georgia-Pacific LLC,
3.16%, 11/15/21(2)	380	382

Hardware - 0.1%
NetApp, Inc.,
2.00%, 12/15/17	315	317

Health Care Facilities & Services - 1.0%
Cardinal Health, Inc.,
1.90%, 6/15/17	200	202
1.70%, 3/15/18	233	231
2.40%, 11/15/19	400	399
3.50%, 11/15/24	395	394
4.50%, 11/15/44	195	201
Express Scripts Holding Co.,
3.13%, 5/15/16	260	267
McKesson Corp.,
0.95%, 12/4/15	75	75
5.70%, 3/1/17	100	109
3.80%, 3/15/24	340	349
4.88%, 3/15/44	240	264

		2,491

Industrial Other - 0.1%
SBA Tower Trust,
2.93%, 12/15/17(1) (2)	195	197

Integrated Oils - 0.1%
ConocoPhillips Co.,
4.15%, 11/15/34	220	226

Leisure Products Manufacturing - 0.2%
Hasbro, Inc.,
5.10%, 5/15/44	560	586

Life Insurance - 1.7%
Lincoln National Corp.,
6.05%, 4/20/67	555	555
MetLife, Inc.,
6.40%, 12/15/36	590	658
4.88%, 11/13/43	285	322
Metropolitan Life Global Funding I,
1.30%, 4/10/17(1) (2)	180	180
Principal Financial Group, Inc.,
1.85%, 11/15/17	190	190
Protective Life Corp.,
8.45%, 10/15/39	520	784
Prudential Financial, Inc.,
3.00%, 5/12/16	175	179
2.35%, 8/15/19	195	195
5.63%, 6/15/43	455	465
4.60%, 5/15/44	155	163
Reinsurance Group of America, Inc.,
4.70%, 9/15/23	290	312

		4,003

Machinery Manufacturing - 0.5%
Ingersoll-Rand Global Holding Co. Ltd.,
6.88%, 8/15/18	225	261
Parker-Hannifin Corp.,
4.20%, 11/21/34	805	851

		1,112

Managed Care - 0.4%
Cigna Corp.,
2.75%, 11/15/16	200	205
Humana, Inc.,
3.85%, 10/1/24	220	223
4.63%, 12/1/42	130	132
WellPoint, Inc.,
1.88%, 1/15/18	100	100
2.25%, 8/15/19	315	312

		972

Medical Equipment & Devices Manufacturing - 0.6%
Agilent Technologies, Inc.,
6.50%, 11/1/17	47	52
Baxter International, Inc.,
5.38%, 6/1/18	330	368
Medtronic, Inc.,
3.15%, 3/15/22(1) (2)	240	243
4.38%, 3/15/35(1) (2)	240	255
Thermo Fisher Scientific, Inc.,
3.20%, 3/1/16	105	107

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.4% continued
Medical Equipment & Devices Manufacturing - 0.6% continued
4.15%, 2/1/24	$360	$380

		1,405

Metals & Mining - 0.2%
Commercial Metals Co.,
7.35%, 8/15/18	130	140
Freeport-McMoRan Copper & Gold, Inc.,
5.45%, 3/15/43	205	194
Glencore Funding LLC,
3.13%, 4/29/19(1) (2)	215	216

		550

Oil & Gas Services & Equipment - 0.5%
Diamond Offshore Drilling, Inc.,
4.88%, 11/1/43	210	179
Rowan Cos., Inc.,
4.88%, 6/1/22	261	254
5.40%, 12/1/42	865	753

		1,186

Pipeline - 1.0%
Boardwalk Pipelines LP,
4.95%, 12/15/24	395	393
Energy Transfer Partners L.P.,
3.60%, 2/1/23	310	300
6.50%, 2/1/42	515	592
Enterprise Products Operating LLC,
6.30%, 9/15/17	225	251
Kinder Morgan Energy Partners L.P.,
5.95%, 2/15/18	430	475
Sunoco Logistics Partners Operations L.P.,
4.25%, 4/1/24	235	238
Williams (The) Cos., Inc.,
5.75%, 6/24/44	190	165

		2,414

Power Generation - 0.5%
Dominion Gas Holdings LLC,
4.60%, 12/15/44	155	163
Exelon Generation Co. LLC,
6.20%, 10/1/17	100	111
4.00%, 10/1/20	925	965

		1,239

Property & Casualty Insurance - 0.6%
American International Group, Inc.,
2.38%, 8/24/15	90	91
3.38%, 8/15/20	575	597
8.18%, 5/15/58	500	677

		1,365

Publishing & Broadcasting - 0.6%
21st Century Fox America, Inc.,
7.25%, 5/18/18	215	252
6.90%, 8/15/39	790	1,071

		1,323

Railroad - 0.2%
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44	260	279
CSX Corp.,
4.75%, 5/30/42	195	214

		493

Real Estate - 1.4%
Corporate Office Properties LP,
5.25%, 2/15/24	385	414
EPR Properties,
5.75%, 8/15/22	20	22
5.25%, 7/15/23	230	240
ERP Operating L.P.,
4.50%, 7/1/44	305	318
HCP, Inc.,
3.75%, 2/1/19	70	73
Kimco Realty Corp.,
5.70%, 5/1/17	115	125
Omega Healthcare Investors, Inc.,
4.95%, 4/1/24	1,105	1,150
Prologis L.P.,
3.35%, 2/1/21	155	157
Simon Property Group L.P.,
2.15%, 9/15/17	200	203
Ventas Realty L.P.,
5.70%, 9/30/43	180	216
WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17(1) (2)	210	209
4.75%, 9/17/44(1) (2)	235	251

		3,378

Refining & Marketing - 0.4%
Marathon Petroleum Corp.,
3.63%, 9/15/24	160	157

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.4% continued
Refining & Marketing - 0.4% continued
Phillips 66,
2.95%, 5/1/17	$445	$459
4.65%, 11/15/34	395	405

		1,021

Restaurants - 0.1%
McDonald’s Corp.,
5.80%, 10/15/17	185	207

Retail - Consumer Discretionary - 0.3%
Amazon.com, Inc.,
4.80%, 12/5/34	375	394
QVC, Inc.,
4.45%, 2/15/25	210	205

		599

Retail - Consumer Staples - 0.2%
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	325	335
8.50%, 6/15/19	115	141

		476

Semiconductors - 0.2%
KLA-Tencor Corp.,
4.13%, 11/1/21	250	256
5.65%, 11/1/34	135	143

		399

Software & Services - 0.3%
Autodesk, Inc.,
1.95%, 12/15/17	310	311
CA, Inc.,
2.88%, 8/15/18	205	208
Symantec Corp.,
2.75%, 9/15/15	70	71
Xerox Corp.,
4.25%, 2/15/15	70	70

		660

Supermarkets & Pharmacies - 0.8%
CVS Caremark Corp.,
5.75%, 6/1/17	186	205
4.00%, 12/5/23	195	206
CVS Health Corp.,
2.25%, 8/12/19	205	204
Walgreens Boots Alliance, Inc. of old,
3.30%, 11/18/21	345	348
3.80%, 11/18/24	670	683
4.50%, 11/18/34	155	162

		1,808

Tobacco - 0.4%
Altria Group, Inc.,
5.38%, 1/31/44	350	399
Lorillard Tobacco Co.,
8.13%, 6/23/19	430	521

		920

Travel & Lodging - 0.1%
Wyndham Worldwide Corp.,
2.50%, 3/1/18	200	200

Utilities - 1.2%
Berkshire Hathaway Energy Co.,
3.50%, 2/1/25(1) (2)	155	156
CenterPoint Energy, Inc.,
6.50%, 5/1/18	190	217
CMS Energy Corp.,
8.75%, 6/15/19	245	307
Dominion Resources, Inc. of VA,
2.50%, 12/1/19	280	281
3.63%, 12/1/24	500	506
Exelon Corp.,
5.63%, 6/15/35	170	199
Jersey Central Power & Light Co.,
4.70%, 4/1/24(2)	265	283
NextEra Energy Capital Holdings, Inc.,
2.40%, 9/15/19	330	330
Progress Energy, Inc.,
7.75%, 3/1/31	280	405
Trans-Allegheny Interstate Line Co.,
3.85%, 6/1/25(1) (2)	160	163

		2,847

Wireless Telecommunications Services - 1.3%
Verizon Communications, Inc.,
1.35%, 6/9/17	130	130
3.65%, 9/14/18	460	486
3.50%, 11/1/21	1,135	1,160
3.50%, 11/1/24	435	427
6.40%, 9/15/33	565	696

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.4% continued
Wireless Telecommunications Services - 1.3% continued
6.55%, 9/15/43	$215	$276

		3,175

Total Corporate Bonds (Cost $68,372)		69,841

FOREIGN ISSUER BONDS - 5.3%
Banks - 1.3%
Australia & New Zealand Banking Group Ltd.,
4.50%, 3/19/24(2)	460	469
Credit Suisse,
5.40%, 1/14/20	345	386
Credit Suisse of New York NY,
3.00%, 10/29/21	220	219
DBS Group Holdings Ltd.,
2.25%, 7/16/19(1) (2)	320	319
Deutsche Bank A.G.,
2.50%, 2/13/19	445	450
Lloyds Bank PLC,
2.30%, 11/27/18	300	303
6.50%, 9/14/20(2)	215	249
Lloyds Banking Group PLC,
4.50%, 11/4/24	315	318
Mizuho Bank Ltd.,
2.45%, 4/16/19(1) (2)	200	199
Westpac Banking Corp.,
2.25%, 7/30/18	200	203

		3,115

Chemicals - 0.2%
Agrium, Inc.,
4.90%, 6/1/43	105	109
LYB International Finance B.V.,
4.88%, 3/15/44	200	206
Potash Corp. of Saskatchewan, Inc.,
3.25%, 12/1/17	195	203

		518

Diversified Banks - 0.6%
HSBC Holdings PLC,
5.63%, 1/17/20	245	246
5.25%, 3/14/44	235	263
Nordea Bank AB,
5.50%, 9/23/19(2)	630	621
Royal Bank of Scotland Group PLC,
1.88%, 3/31/17	200	200

		1,330

Exploration & Production - 0.6%
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	300	325
3.90%, 2/1/25	265	261
Petro-Canada,
6.05%, 5/15/18	345	388
Petroleos Mexicanos,
5.50%, 1/21/21	355	385

		1,359

Financial Services - 0.5%
Hutchison Whampoa International 14 Ltd.,
1.63%, 10/31/17(2)	780	774
Mitsubishi UFJ Trust & Banking Corp.,
1.60%, 10/16/17(2)	330	327

		1,101

Food & Beverage - 0.3%
Heineken N.V.,
1.40%, 10/1/17(1) (2)	75	74
Pernod Ricard S.A.,
2.95%, 1/15/17(1) (2)	70	72
4.45%, 1/15/22(2)	110	118
Suntory Holdings Ltd.,
2.55%, 9/29/19(2)	360	361

		625

Hardware - 0.1%
Seagate HDD Cayman,
4.75%, 1/1/25(2)	295	304

Integrated Oils - 0.8%
BP Capital Markets PLC,
1.38%, 11/6/17	565	559
3.54%, 11/4/24	410	408
Petrobras International Finance Co.,
5.38%, 1/27/21	260	241
Statoil ASA,
1.25%, 11/9/17	180	179
Suncor Energy, Inc.,
3.60%, 12/1/24	470	464

		1,851

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.3% continued
Life Insurance - 0.1%
Dai-ichi Life Insurance (The) Co. Ltd.,
5.10%, 10/28/24(1) (2)	$235	$245

Machinery Manufacturing - 0.2%
Pentair Finance S.A.,
1.88%, 9/15/17	195	195
Tyco Electronics Group S.A.,
6.55%, 10/1/17	180	202

		397

Oil & Gas Services & Equipment - 0.1%
Ensco PLC,
4.50%, 10/1/24	265	257

Pharmaceuticals - 0.0%
Actavis Funding SCS,
3.85%, 6/15/24	135	136

Pipeline - 0.0%
TransCanada PipeLines Ltd.,
0.75%, 1/15/16	100	100

Property & Casualty Insurance - 0.4%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	255	278
5.50%, 11/15/20	190	212
XL Group PLC,
6.50%, 4/15/17	450	430

		920

Railroad - 0.0%
Canadian National Railway Co.,
1.45%, 12/15/16	100	101

Utilities - 0.1%
PPL WEM Holdings PLC,
3.90%, 5/1/16(2)	225	231

Total Foreign Issuer Bonds (Cost $12,473)		12,590

U.S. GOVERNMENT AGENCIES - 18.2%(3)
Fannie Mae - 17.1%
Pool #535714,
7.50%, 1/1/31	12	14
Pool #555599,
7.00%, 4/1/33	31	37
Pool #656035,
7.50%, 9/1/32	6	7
Pool #712130,
7.00%, 6/1/33	17	20
Pool #845182,
5.50%, 11/1/35	35	39
Pool #890009,
5.50%, 9/1/36	159	179
Pool #890384,
4.50%, 10/1/41	27	29
Pool #893082,
2.42%, 9/1/36	210	227
Pool #932638,
5.00%, 3/1/40	408	456
Pool #AA7583,
4.50%, 6/1/39	33	36
Pool #AB1470,
4.50%, 9/1/40	466	506
Pool #AB2693,
4.50%, 4/1/41	574	625
Pool #AB3114,
5.00%, 6/1/41	365	406
Pool #AB9522,
3.50%, 5/1/43	1,924	2,008
Pool #AC6118,
4.50%, 11/1/39	448	487
Pool #AC9581,
5.50%, 1/1/40	236	265
Pool #AD0915,
5.50%, 12/1/38	270	306
Pool #AD1645,
5.00%, 3/1/40	54	60
Pool #AD6929,
5.00%, 6/1/40	318	353
Pool #AH1166,
4.50%, 12/1/40	758	824
Pool #AH1507,
4.50%, 12/1/40	453	496
Pool #AH9109,
4.50%, 4/1/41	31	34
Pool #AI8193,
4.50%, 8/1/41	2,034	2,210
Pool #AL4908,
4.00%, 2/1/44	540	580
Pool #AS2319,
4.50%, 5/1/44	3,578	3,902

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 18.2%(3) continued
Fannie Mae - 17.1% continued
Pool #AS3473,
4.00%, 10/1/44	$3,743	$3,999
Pool #AW2706,
4.00%, 4/1/44	3,811	4,072
Pool #AW6233,
4.50%, 6/1/44	1,276	1,402
Pool TBA,
3.00%, 1/15/44(4)	4,975	5,033
3.50%, 1/15/44(4)	5,575	5,812
4.00%, 1/15/44(4)	1,450	1,548
4.50%, 1/15/44(4)	2,175	2,361
5.00%, 1/15/44(4)	2,125	2,348

		40,681

Freddie Mac - 0.2%
Pool #1B3575,
6.18%, 9/1/37	43	46
Pool #1G2296,
6.14%, 11/1/37	172	184
Pool #1J0365,
2.42%, 4/1/37	169	182
Pool #1J2840,
2.40%, 9/1/37	210	226

		638

Freddie Mac Gold - 0.8%
Pool #A65182,
6.50%, 9/1/37	489	570
Pool #C02790,
6.50%, 4/1/37	301	342
Pool #C02838,
5.50%, 5/1/37	243	273
Pool #C03517,
4.50%, 9/1/40	348	377
Pool #G01954,
5.00%, 11/1/35	247	273

		1,835

Government National Mortgage Association I - 0.0%
Pool #604183,
5.50%, 4/15/33	9	10
Pool #633627,
5.50%, 9/15/34	9	10

		20

Government National Mortgage Association II - 0.1%
Pool #82581,
4.00%, 7/20/40	222	232

Total U.S. Government Agencies (Cost $42,637)		43,406

U.S. GOVERNMENT OBLIGATIONS - 33.1%
U.S. Treasury Bonds - 4.4%
5.38%, 2/15/31	1,820	2,537
4.50%, 2/15/36	1,225	1,634
3.13%, 8/15/44	5,805	6,249

		10,420

U.S. Treasury Notes - 27.4%
1.25%, 10/31/15	9,455	9,531
0.63%, 12/31/16	12,530	12,513
1.00%, 12/15/17	14,415	14,381
1.63%, 12/31/19	12,945	12,926
2.13%, 12/31/21	15,450	15,600
2.25%, 11/15/24	235	237

		65,188

U.S. Treasury Strips - 1.3%
2.52%, 5/15/25(5)	2,165	1,691
2.49%, 8/15/31(5)	980	629
2.27%, 2/15/38(5)	1,620	876

		3,196

Total U.S. Government Obligations (Cost $77,636)		78,804

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 11.4%
FlexShares Trust-FlexShares Disciplined Duration MBS Index Fund(6) (7)	7,000	$176
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(8) (9)	26,847,262	26,847

Total Investment Companies (Cost $27,023)		27,023

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.12%, 4/2/15(10)	$1,000	$1,000

Total Short-Term Investments (Cost $1,000)		1,000

Total Investments - 106.6% (Cost $250,208)		253,494

Liabilities less Other Assets - (6.6)%		(15,803)

NET ASSETS - 100.0%		$237,691

(1)	Restricted security that has been deemed illiquid. At December 31, 2014, the value of these restricted illiquid securities amounted to approximately $4,346,000 or 1.8% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Berkshire Hathaway Energy Co.,
3.50%, 2/1/25	12/1/14	$155

Blackstone Holdings Finance Co. LLC,
5.00%, 6/15/44	4/2/14	261

Dai-ichi Life Insurance (The) Co. Ltd.,
5.10%, 10/28/24	10/23/14	235

DBS Group Holdings Ltd.,
2.25%, 7/16/19	7/9/14	320

ERAC USA Finance LLC,
3.85%, 11/15/24	5/19/14	125

Glencore Funding LLC,
3.13%, 4/29/19	4/22/14	214

Heineken N.V.,
1.40%, 10/1/17	10/2/12	75

Hyundai Capital America,
4.00%, 6/8/17	12/1/11-6/5/14	304

Keysight Technologies, Inc.,
3.30%, 10/30/19	10/6/14	235

KKR Group Finance Co. III LLC,
5.13%, 6/1/44	5/21/14	123

KKR Group Finance Co. LLC,
6.38%, 9/29/20	4/15/13	126

Medtronic, Inc.,
3.15%, 3/15/22	12/1/14	239

Medtronic, Inc.,
4.38%, 3/15/35	12/1/14	238

Metropolitan Life Global Funding I,
1.30%, 4/10/17	4/7/14	180

Mizuho Bank Ltd.,
2.45%, 4/16/19	4/9/14	200

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	119

Nissan Motor Acceptance Corp.,
2.35%, 3/4/19	2/25/14	240

Pernod Ricard S.A.,
2.95%, 1/15/17	4/12/13	74

SBA Tower Trust,
2.93%, 12/15/17	6/12/14	201

Trans-Allegheny Interstate Line Co.,
3.85%, 6/1/25	12/8/14	160

WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17	9/10/14	210

WEA Finance LLC/Westfield UK & Europe Finance PLC,
4.75%, 9/17/44	9/10/14	234

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Zero coupon bond reflects effective yield on the date of purchase.
(6)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to FlexShares Trust.
(7)	At March 31, 2014, the value of the Fund’s investment in the FlexShares Disciplined Duration MBS Index Fund of FlexShares Trust was $0 with gross purchases of approximately $176,000 and no sales during the nine months ended
December 31, 2014.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $977,000 with net purchases of approximately $25,870,000 during the nine months ended December 31, 2014.
(10)	Security pledged related to the Fund’s investment in futures contracts during the period. As of December 31, 2014, the Fund did not hold any open futures contracts.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

At December 31, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	31.6%
U.S. Agency	17.0
AAA	6.8
AA	1.8
A	9.4
BBB	22.6
BB	0.1
Cash Equivalents	10.6
Not Rated	0.1

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$20,830	(1)	$—	$20,830
Corporate Bonds	—	69,841	(1)	—	69,841
Foreign Issuer Bonds	—	12,590	(1)	—	12,590
U.S. Government Agencies	—	43,406	(1)	—	43,406
U.S. Government Obligations	—	78,804	(1)	—	78,804
Investment Companies	27,023	—		—	27,023
Short-Term Investments	—	1,000		—	1,000

Total Investments	$27,023	$226,471		$—	$253,494

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$250,213

Gross tax appreciation of investments	$3,974
Gross tax depreciation of investments	(693)

Net tax appreciation of investments	$3,281

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 8.5%
Commercial Mortgage-Backed Securities - 8.5%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4,
5.41%, 9/10/47	$8,692	$9,093
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4,
5.54%, 10/12/41	12,054	12,714
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4,
5.71%, 6/11/40	5,145	5,550
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4,
5.74%, 9/11/42	10,445	11,423
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4,
5.71%, 12/10/49	16,011	17,362
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	12,148	12,768
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4,
5.55%, 5/12/45	9,603	10,033
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4,
5.44%, 6/12/47	7,026	7,471
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2,
3.05%, 4/15/47	7,575	7,848
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.15%, 4/15/41	7,583	8,361
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A2,
2.85%, 6/15/47	3,955	4,044
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	14,466	15,274
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4,
5.81%, 12/12/49	10,635	11,561
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4,
5.65%, 6/11/42	8,435	9,182
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4,
6.28%, 1/11/43	6,538	7,293
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4,
5.31%, 11/15/48	14,223	15,073

		165,050

Total Asset-Backed Securities (Cost $167,613)		165,050

CORPORATE BONDS - 31.1%
Aerospace & Defense - 0.1%
TransDigm, Inc.,
6.00%, 7/15/22	2,720	2,713

Auto Parts Manufacturing - 0.3%
BorgWarner, Inc.,
4.63%, 9/15/20	3,350	3,667
Dana Holding Corp.,
6.75%, 2/15/21	3,000	3,172

		6,839

Automobiles Manufacturing - 0.8%
Ford Motor Co.,
7.45%, 7/16/31	2,005	2,722
Ford Motor Credit Co. LLC,
7.00%, 4/15/15	1,515	1,541
2.60%, 11/4/19	2,820	2,805
General Motors Co.,
6.25%, 10/2/43	1,910	2,282
General Motors Financial Co., Inc.,
3.00%, 9/25/17	3,235	3,271
4.38%, 9/25/21	1,780	1,858
Hyundai Capital America,
4.00%, 6/8/17(1) (2)	1,910	1,995

		16,474

Banks - 0.4%
Discover Bank,
2.00%, 2/21/18	2,830	2,823
4.25%, 3/13/26	2,175	2,254
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	190	211
PNC Financial Services Group (The), Inc.,
4.85%, 6/1/23	3,225	3,044

		8,332

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.1% continued
Biotechnology - 0.2%
Celgene Corp.,
5.25%, 8/15/43	$2,130	$2,406
Gilead Sciences, Inc.,
4.50%, 2/1/45	1,275	1,362

		3,768

Cable & Satellite - 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21	3,140	3,163
Comcast Corp.,
4.25%, 1/15/33	3,405	3,606
6.40%, 5/15/38	2,220	2,964
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
2.40%, 3/15/17	1,500	1,528
5.15%, 3/15/42	3,590	3,710

		14,971

Chemicals - 0.6%
CF Industries, Inc.,
6.88%, 5/1/18	2,635	2,995
5.15%, 3/15/34	1,520	1,590
Eastman Chemical Co.,
3.80%, 3/15/25	1,480	1,507
4.65%, 10/15/44	3,670	3,755
Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp.,
6.50%, 4/15/21(1) (2)	1,630	1,451

		11,298

Coal Operations - 0.1%
CONSOL Energy, Inc.,
5.88%, 4/15/22(1) (2)	2,175	2,023

Commercial Finance - 0.9%
Air Lease Corp.,
5.63%, 4/1/17	3,310	3,567
3.88%, 4/1/21	1,335	1,342
CIT Group, Inc.,
3.88%, 2/19/19	2,040	2,035
General Electric Capital Corp.,
5.63%, 5/1/18	5,290	5,952
6.25%, 12/15/22	3,000	3,266
International Lease Finance Corp.,
6.25%, 5/15/19	2,000	2,185

		18,347

Communications Equipment - 0.1%
Apple, Inc.,
4.45%, 5/6/44	645	711
CC Holdings GS V LLC/Crown Castle GS III Corp.,
2.38%, 12/15/17	1,575	1,589

		2,300

Consumer Finance - 0.5%
Ally Financial, Inc.,
2.75%, 1/30/17	2,855	2,846
3.25%, 9/29/17	1,285	1,285
Capital One Bank USA N.A.,
8.80%, 7/15/19	100	125
Countrywide Financial Corp.,
6.25%, 5/15/16	4,035	4,283
Discover Financial Services,
3.95%, 11/6/24	1,190	1,196

		9,735

Consumer Services - 1.1%
APX Group, Inc.,
6.38%, 12/1/19	2,750	2,633
ERAC USA Finance LLC,
3.85%, 11/15/24(1) (2)	1,515	1,536
7.00%, 10/15/37(2)	4,605	6,206
Service Corp. International,
4.50%, 11/15/20	1,186	1,165
5.38%, 1/15/22	1,600	1,640
United Rentals North America, Inc.,
5.75%, 7/15/18	3,800	3,962
7.63%, 4/15/22	2,025	2,226
6.13%, 6/15/23	1,250	1,313

		20,681

Containers & Packaging - 1.4%
Ball Corp.,
5.75%, 5/15/21	1,035	1,084
Crown Americas LLC/Crown Americas Capital Corp. IV,
4.50%, 1/15/23	4,750	4,608
Graphic Packaging International, Inc.,
4.75%, 4/15/21	4,015	4,045
International Paper Co.,
3.65%, 6/15/24	3,030	3,028
4.80%, 6/15/44	2,150	2,196
Owens-Brockway Glass Container, Inc.,
5.00%, 1/15/22(1) (2)	1,500	1,530

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.1% continued
Containers & Packaging - 1.4% continued
Plastipak Holdings, Inc.,
6.50%, 10/1/21(2)	$2,950	$2,935
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
5.75%, 10/15/20	2,250	2,306
8.25%, 2/15/21	2,035	2,086
Sealed Air Corp.,
4.88%, 12/1/22(1) (2)	3,825	3,796

		27,614

Department Stores - 0.2%
Macy’s Retail Holdings, Inc.,
4.50%, 12/15/34	3,190	3,212

Diversified Banks - 2.8%
Bank of America Corp.,
3.88%, 3/22/17	2,460	2,574
6.00%, 9/1/17	3,255	3,589
2.65%, 4/1/19	1,315	1,325
4.13%, 1/22/24	2,045	2,148
6.25%, 9/5/24	1,780	1,759
4.25%, 10/22/26	1,785	1,781
7.75%, 5/14/38	3,565	5,035
5.00%, 1/21/44	2,250	2,520
Citigroup, Inc.,
1.35%, 3/10/17	3,300	3,284
6.00%, 8/15/17	2,275	2,517
2.50%, 7/29/19	1,930	1,932
6.30%, 5/15/24	4,425	4,359
4.00%, 8/5/24	2,765	2,776
6.68%, 9/13/43	2,225	2,877
JPMorgan Chase & Co.,
7.90%, 4/30/18	2,830	3,046
6.30%, 4/23/19	2,625	3,049
5.00%, 7/1/19	3,185	3,116
5.15%, 5/1/23	1,440	1,356
3.88%, 9/10/24	2,795	2,797
Wells Fargo & Co.,
7.98%, 3/15/18	2,820	3,113

		54,953

Electrical Equipment Manufacturing - 0.2%
Keysight Technologies, Inc.,
3.30%, 10/30/19(1) (2)	1,820	1,808
Roper Industries, Inc.,
6.25%, 9/1/19	2,250	2,593

		4,401

Entertainment Content - 0.5%
CBS Corp.,
1.95%, 7/1/17	1,560	1,565
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21(2)	2,000	2,020
Time Warner, Inc.,
6.10%, 7/15/40	2,415	2,941
Viacom, Inc.,
4.38%, 3/15/43	2,895	2,666

		9,192

Exploration & Production - 1.7%
California Resources Corp.,
5.50%, 9/15/21(1) (2)	2,000	1,710
Continental Resources, Inc.,
5.00%, 9/15/22	3,875	3,749
Denbury Resources, Inc.,
6.38%, 8/15/21	1,840	1,748
5.50%, 5/1/22	1,950	1,784
Kerr-McGee Corp.,
6.95%, 7/1/24	3,085	3,771
Linn Energy LLC/Linn Energy Finance Corp.,
6.50%, 5/15/19	1,950	1,667
6.25%, 11/1/19	5,010	4,233
Newfield Exploration Co.,
6.88%, 2/1/20	3,260	3,309
Noble Energy, Inc.,
3.90%, 11/15/24	750	741
QEP Resources, Inc.,
6.88%, 3/1/21	4,000	4,100
Rosetta Resources, Inc.,
5.63%, 5/1/21	1,430	1,309
SM Energy Co.,
6.13%, 11/15/22(1) (2)	1,500	1,410
WPX Energy, Inc.,
6.00%, 1/15/22	1,500	1,444
5.25%, 9/15/24	2,680	2,492

		33,467

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.1% continued
Financial Services - 3.4%
Ares Capital Corp.,
4.88%, 11/30/18	$3,230	$3,396
FMR LLC,
6.45%, 11/15/39(2)	6,590	8,565
Goldman Sachs Group (The), Inc.,
5.63%, 1/15/17	2,945	3,159
2.90%, 7/19/18	2,835	2,908
2.63%, 1/31/19	4,700	4,729
2.55%, 10/23/19	1,665	1,659
5.75%, 1/24/22	3,315	3,835
4.00%, 3/3/24	2,035	2,113
6.45%, 5/1/36	2,245	2,713
6.75%, 10/1/37	2,845	3,577
4.80%, 7/8/44	1,210	1,296
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.88%, 3/15/19	1,505	1,501
6.00%, 8/1/20	1,560	1,607
5.88%, 2/1/22	3,000	3,013
KKR Group Finance Co. III LLC,
5.13%, 6/1/44(1) (2)	1,545	1,666
KKR Group Finance Co. LLC,
6.38%, 9/29/20(1) (2)	2,195	2,558
Legg Mason, Inc.,
5.63%, 1/15/44	745	852
Morgan Stanley,
4.75%, 3/22/17	885	943
2.50%, 1/24/19	5,170	5,175
2.38%, 7/23/19	1,930	1,923
3.70%, 10/23/24	2,110	2,139
5.00%, 11/24/25	2,645	2,822
Prospect Capital Corp.,
5.00%, 7/15/19	1,820	1,852
5.88%, 3/15/23	1,720	1,768

		65,769

Food & Beverage - 0.6%
Constellation Brands, Inc.,
6.00%, 5/1/22	3,665	4,050
Mead Johnson Nutrition Co.,
4.60%, 6/1/44	1,470	1,544
SABMiller Holdings, Inc.,
1.85%, 1/15/15(2)	950	950
Smithfield Foods, Inc.,
6.63%, 8/15/22	3,020	3,156
Tyson Foods, Inc.,
4.88%, 8/15/34	1,210	1,327

		11,027

Forest & Paper Products Manufacturing - 0.2%
Georgia-Pacific LLC,
3.16%, 11/15/21(2)	3,235	3,254

Hardware - 0.0%
Sanmina Corp.,
4.38%, 6/1/19(1) (2)	600	596

Health Care Facilities & Services - 0.8%
Cardinal Health, Inc.,
1.90%, 6/15/17	60	60
1.70%, 3/15/18	1,140	1,133
4.50%, 11/15/44	515	530
Express Scripts Holding Co.,
3.13%, 5/15/16	2,005	2,061
Fresenius Medical Care US Finance II, Inc.,
4.13%, 10/15/20(1) (2)	2,150	2,161
5.88%, 1/31/22(2)	4,000	4,340
HCA, Inc.,
6.50%, 2/15/20	2,570	2,880
McKesson Corp.,
4.88%, 3/15/44	700	771
Omnicare, Inc.,
4.75%, 12/1/22	1,415	1,433

		15,369

Homebuilders - 0.2%
Lennar Corp.,
4.13%, 12/1/18	2,750	2,722
4.50%, 6/15/19	1,345	1,345

		4,067

Industrial Other - 0.3%
MasTec, Inc.,
4.88%, 3/15/23	3,270	3,074
SBA Tower Trust,
2.93%, 12/15/17(1) (2)	1,865	1,889

		4,963

Integrated Oils - 0.1%
ConocoPhillips Co.,
4.15%, 11/15/34	1,865	1,914

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.1% continued
Life Insurance - 1.8%
ING US, Inc.,
5.65%, 5/15/53	$2,000	$1,980
Lincoln National Corp.,
6.05%, 4/20/67	4,705	4,705
MetLife, Inc.,
6.40%, 12/15/36	3,565	3,975
4.88%, 11/13/43	2,310	2,609
Metropolitan Life Global Funding I,
1.30%, 4/10/17(1) (2)	775	774
Principal Financial Group, Inc.,
1.85%, 11/15/17	1,300	1,301
Protective Life Corp.,
7.38%, 10/15/19	85	102
8.45%, 10/15/39	7,990	12,040
Prudential Financial, Inc.,
2.35%, 8/15/19	1,775	1,776
5.63%, 6/15/43	3,915	4,002
4.60%, 5/15/44	1,930	2,034

		35,298

Machinery Manufacturing - 0.1%
Parker-Hannifin Corp.,
4.20%, 11/21/34	2,545	2,691

Managed Care - 0.3%
Cigna Corp.,
2.75%, 11/15/16	315	324
Humana, Inc.,
3.85%, 10/1/24	1,900	1,925
4.63%, 12/1/42	590	598
WellPoint, Inc.,
1.88%, 1/15/18	1,985	1,984
2.25%, 8/15/19	1,520	1,505

		6,336

Medical Equipment & Devices Manufacturing - 0.7%
Agilent Technologies, Inc.,
6.50%, 11/1/17	422	468
Baxter International, Inc.,
5.38%, 6/1/18	2,860	3,186
Medtronic, Inc.,
3.15%, 3/15/22(1) (2)	1,955	1,980
4.38%, 3/15/35(1) (2)	1,955	2,074
Thermo Fisher Scientific, Inc.,
3.20%, 3/1/16	2,905	2,974
4.15%, 2/1/24	2,175	2,294

		12,976

Metals & Mining - 0.3%
Commercial Metals Co.,
7.35%, 8/15/18	2,745	2,965
Freeport-McMoRan Copper & Gold, Inc.,
5.45%, 3/15/43	2,400	2,269

		5,234

Oil & Gas Services & Equipment - 0.4%
Atwood Oceanics, Inc.,
6.50%, 2/1/20	1,665	1,515
Diamond Offshore Drilling, Inc.,
4.88%, 11/1/43	2,570	2,189
Pioneer Energy Services Corp.,
6.13%, 3/15/22	1,440	1,094
Rowan Cos., Inc.,
5.40%, 12/1/42	3,000	2,614

		7,412

Pharmaceuticals - 0.1%
Mylan, Inc.,
1.80%, 6/24/16	1,125	1,132

Pipeline - 0.7%
Energy Transfer Partners L.P.,
6.50%, 2/1/42	3,135	3,604
Exterran Partners L.P./EXLP Finance Corp.,
6.00%, 4/1/21	3,810	3,315
Regency Energy Partners L.P./Regency Energy Finance Corp.,
6.50%, 7/15/21	3,465	3,534
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.88%, 10/1/20	1,722	1,726
Williams (The) Cos., Inc.,
5.75%, 6/24/44	1,785	1,553

		13,732

Power Generation - 0.3%
Dominion Gas Holdings LLC,
4.60%, 12/15/44	1,295	1,356
Exelon Generation Co. LLC,
6.20%, 10/1/17	1,990	2,211
4.00%, 10/1/20	2,110	2,202

		5,769

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.1% continued
Property & Casualty Insurance - 0.4%
American International Group, Inc.,
3.38%, 8/15/20	$3,475	$3,610
8.18%, 5/15/58	3,350	4,539

		8,149

Publishing & Broadcasting - 0.8%
21st Century Fox America, Inc.,
7.25%, 5/18/18	2,365	2,769
6.90%, 8/15/39	4,089	5,543
Gannett Co., Inc.,
4.88%, 9/15/21(1) (2)	2,700	2,680
Starz LLC/Starz Finance Corp.,
5.00%, 9/15/19	1,750	1,763
Univision Communications, Inc.,
6.88%, 5/15/19(1) (2)	3,500	3,644

		16,399

Railroad - 0.3%
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44	2,360	2,533
CSX Corp.,
4.75%, 5/30/42	2,465	2,707

		5,240

Real Estate - 1.1%
DuPont Fabros Technology L.P.,
5.88%, 9/15/21	2,325	2,368
EPR Properties,
5.75%, 8/15/22	3,905	4,266
5.25%, 7/15/23	2,655	2,768
ERP Operating L.P.,
4.50%, 7/1/44	1,905	1,985
HCP, Inc.,
3.75%, 2/1/19	1,225	1,286
Host Hotels & Resorts L.P.,
5.88%, 6/15/19	475	499
Iron Mountain, Inc.,
6.00%, 8/15/23	3,015	3,136
Prologis L.P.,
3.35%, 2/1/21	500	507
Ventas Realty L.P.,
5.70%, 9/30/43	1,495	1,793
WEA Finance LLC/Westfield UK & Europe Finance PLC,
4.75%, 9/17/44(1) (2)	1,790	1,909

		20,517

Refining & Marketing - 0.3%
Marathon Petroleum Corp.,
3.63%, 9/15/24	1,425	1,397
Phillips 66,
4.65%, 11/15/34	1,000	1,025
Tesoro Corp.,
4.25%, 10/1/17	750	774
Western Refining, Inc.,
6.25%, 4/1/21	3,250	3,169

		6,365

Retail-Consumer Discretionary - 0.7%
Amazon.com, Inc.,
4.80%, 12/5/34	3,175	3,333
Hertz (The) Corp.,
7.50%, 10/15/18	5,450	5,654
5.88%, 10/15/20	2,500	2,519
QVC, Inc.,
4.45%, 2/15/25	1,275	1,246

		12,752

Retail-Consumer Staples - 0.3%
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	3,071	3,166
8.50%, 6/15/19	1,975	2,421

		5,587

Semiconductors - 0.0%
KLA-Tencor Corp.,
5.65%, 11/1/34	250	265

Software & Services - 0.1%
CA, Inc.,
2.88%, 8/15/18	1,325	1,347

Supermarkets & Pharmacies - 0.2%
CVS Health Corp.,
2.25%, 8/12/19	1,330	1,325
Walgreens Boots Alliance, Inc.,
3.80%, 11/18/24	1,500	1,530
4.50%, 11/18/34	1,290	1,343

		4,198

Tobacco - 0.5%
Altria Group, Inc.,
5.38%, 1/31/44	3,875	4,411
Lorillard Tobacco Co.,
8.13%, 6/23/19	5,000	6,062

		10,473

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.1% continued
Utilities - 1.6%
AES Corp.,
5.50%, 3/15/24	$1,850	$1,877
Berkshire Hathaway Energy Co.,
3.50%, 2/1/25(1) (2)	1,320	1,329
CenterPoint Energy, Inc.,
6.50%, 5/1/18	2,380	2,721
CMS Energy Corp.,
5.05%, 2/15/18	4,175	4,540
8.75%, 6/15/19	3,530	4,419
Exelon Corp.,
5.63%, 6/15/35	3,525	4,121
IPALCO Enterprises, Inc.,
5.00%, 5/1/18	3,675	3,877
Jersey Central Power & Light Co.,
4.70%, 4/1/24(2)	2,840	3,032
Progress Energy, Inc.,
7.75%, 3/1/31	2,730	3,954
Trans-Allegheny Interstate Line Co.,
3.85%, 6/1/25(1) (2)	1,315	1,337

		31,207

Waste & Environment Services & Equipment - 0.3%
Clean Harbors, Inc.,
5.25%, 8/1/20	1,770	1,779
5.13%, 6/1/21	3,850	3,840

		5,619

Wireless Telecommunications Services - 1.0%
Qualitytech L.P./QTS Finance Corp.,
5.88%, 8/1/22(2)	1,745	1,754
Sprint Corp.,
7.13%, 6/15/24	3,810	3,543
Verizon Communications, Inc.,
3.65%, 9/14/18	2,125	2,246
3.50%, 11/1/24	3,630	3,566
6.40%, 9/15/33	5,805	7,151
6.55%, 9/15/43	495	634

		18,894

Wireline Telecommunications Services - 0.5%
Equinix, Inc.,
5.38%, 1/1/22	1,500	1,514
Frontier Communications Corp.,
8.25%, 4/15/17	2,240	2,492
6.88%, 1/15/25	1,850	1,850
Windstream Corp.,
6.38%, 8/1/23	4,075	3,810

		9,666

Total Corporate Bonds (Cost $584,237)		604,537

FOREIGN ISSUER BONDS - 5.4%
Auto Parts Manufacturing - 0.2%
Schaeffler Holding Finance B.V.,
6.88%, 8/15/18(2) (3)	1,700	1,772
6.25%, 11/15/19(1) (2) (3)	1,500	1,545

		3,317

Banks - 0.7%
Credit Suisse,
5.40%, 1/14/20	3,135	3,506
3.00%, 10/29/21	1,860	1,851
Lloyds Bank PLC,
6.50%, 9/14/20(2)	4,240	4,913
Lloyds Banking Group PLC,
4.50%, 11/4/24	2,685	2,710
Mizuho Bank Ltd.,
2.45%, 4/16/19(1) (2)	1,640	1,629

		14,609

Cable & Satellite - 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
5.00%, 1/15/25(2)	3,000	3,007

Chemicals - 0.5%
Agrium, Inc.,
4.90%, 6/1/43	2,225	2,305
Ineos Finance PLC,
7.50%, 5/1/20(2)	2,170	2,279
INEOS Group Holdings S.A.,
6.13%, 8/15/18(1) (2)	1,075	1,029
5.88%, 2/15/19(2)	1,625	1,540
LYB International Finance B.V.,
4.88%, 3/15/44	2,240	2,304

		9,457

Commercial Finance - 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
3.75%, 5/15/19(1) (2)	1,440	1,426

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.4% continued
Diversified Banks - 0.6%
Deutsche Bank A.G.,
7.50%, 12/29/49	$3,000	$2,880
HSBC Holdings PLC,
5.25%, 3/14/44	3,700	4,144
Royal Bank of Scotland Group PLC,
1.88%, 3/31/17	500	500
6.00%, 12/19/23	3,400	3,680

		11,204

Exploration & Production - 0.0%
Petro-Canada,
6.05%, 5/15/18	960	1,080

Food & Beverage - 0.6%
ESAL GmbH,
6.25%, 2/5/23(2)	1,800	1,706
Heineken N.V.,
1.40%, 10/1/17(1) (2)	1,590	1,581
JBS Investments GmbH,
7.25%, 4/3/24(1) (2)	1,650	1,621
Pernod Ricard S.A.,
4.45%, 1/15/22(2)	2,890	3,094
Suntory Holdings Ltd.,
2.55%, 9/29/19(2)	3,080	3,086

		11,088

Hardware - 0.1%
Seagate HDD Cayman,
4.75%, 1/1/25(2)	2,760	2,843

Health Care Facilities & Services - 0.1%
Catamaran Corp.,
4.75%, 3/15/21	1,705	1,705

Integrated Oils - 0.3%
Petrobras International Finance Co.,
5.38%, 1/27/21	5,535	5,129

Life Insurance - 0.1%
Dai-ichi Life Insurance (The) Co. Ltd.,
5.10%, 10/29/49(1) (2)	2,035	2,119

Machinery Manufacturing - 0.2%
Pentair Finance S.A.,
1.88%, 9/15/17	1,510	1,508
Tyco Electronics Group S.A.,
6.55%, 10/1/17	2,560	2,882

		4,390

Metals & Mining - 0.1%
FMG Resources August 2006 Pty. Ltd.,
6.88%, 4/1/22(1) (2)	3,000	2,497

Oil & Gas Services & Equipment - 0.1%
Ensco PLC,
4.50%, 10/1/24	1,415	1,375

Pharmaceuticals - 0.1%
Actavis Funding SCS,
3.85%, 6/15/24	1,325	1,332

Property & Casualty Insurance - 0.9%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	6,700	7,314
5.50%, 11/15/20	2,070	2,309
XL Group PLC,
6.50%, 4/15/17	7,600	7,258

		16,881

Utilities - 0.2%
PPL WEM Holdings Ltd.,
3.90%, 5/1/16(2)	3,475	3,578

Wireless Telecommunications Services - 0.3%
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	5,450	5,757

Wireline Telecommunications Services - 0.1%
Virgin Media Secured Finance PLC,
5.38%, 4/15/21(1) (2)	2,475	2,555

Total Foreign Issuer Bonds (Cost $103,520)		105,349

U.S. GOVERNMENT AGENCIES - 19.6%(4)
Fannie Mae - 18.2%
Pool #255498,
5.50%, 12/1/34	396	445
Pool #256883,
6.00%, 9/1/37	43	48
Pool #535714,
7.50%, 1/1/31	45	52
Pool #545003,
8.00%, 5/1/31	2	3
Pool #545437,
7.00%, 2/1/32	91	106
Pool #545556,
7.00%, 4/1/32	58	69

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 19.6%(4) continued
Fannie Mae - 18.2% continued
Pool #555189,
7.00%, 12/1/32	$407	$481
Pool #581806,
7.00%, 7/1/31	136	148
Pool #585617,
7.00%, 5/1/31(5)	—	—
Pool #745148,
5.00%, 1/1/36	259	286
Pool #888538,
5.50%, 1/1/37	630	706
Pool #890009,
5.50%, 9/1/36	2,568	2,889
Pool #890384,
4.50%, 10/1/41	582	639
Pool #893082,
2.42%, 9/1/36	2,329	2,514
Pool #919638,
5.50%, 9/1/37	1,273	1,422
Pool #929035,
6.50%, 1/1/38	835	951
Pool #932638,
5.00%, 3/1/40	7,713	8,625
Pool #955782,
6.50%, 10/1/37	182	207
Pool #990702,
6.50%, 9/1/38	1,936	2,215
Pool #A18193,
4.50%, 8/1/41	5,289	5,749
Pool #AA7583,
4.50%, 6/1/39	3,274	3,585
Pool #AB1470,
4.50%, 9/1/40	3,448	3,746
Pool #AB2693,
4.50%, 4/1/41	7,724	8,410
Pool #AB3114,
5.00%, 6/1/41	4,714	5,251
Pool #AB9522,
3.50%, 5/1/43	27,341	28,533
Pool #AC6767,
4.50%, 1/1/40	2,548	2,786
Pool #AC9581,
5.50%, 1/1/40	5,931	6,664
Pool #AD0915,
5.50%, 12/1/38	239	270
Pool #AD1645,
5.00%, 3/1/40	8,055	8,945
Pool #AD6929,
5.00%, 6/1/40	3,964	4,400
Pool #AH1166,
4.50%, 12/1/40	8,646	9,397
Pool #AH1507,
4.50%, 12/1/40	8,573	9,376
Pool #AH9109,
4.50%, 4/1/41	565	621
Pool #AI4294,
4.50%, 6/1/41	2,987	3,246
Pool #AS2319,
4.50%, 5/1/44	29,126	31,762
Pool #AS3473,
4.00%, 10/1/44	19,557	20,897
Pool #AW2706,
4.00%, 4/1/44	50,563	54,027
Pool #AW6233,
4.50%, 6/1/44	10,373	11,396
Pool TBA,
3.00%, 1/15/44(6)	50,375	50,957
3.50%, 1/15/44(6)	30,325	31,611
4.00%, 1/15/44(6)	7,200	7,684
4.50%, 1/15/44(6)	12,300	13,351
5.00%, 1/15/44(6)	9,300	10,275

		354,745

Freddie Mac - 0.4%
Pool #1B3575,
6.17%, 9/1/37	455	480
Pool #1G2296,
6.14%, 11/1/37	1,808	1,939
Pool #1J0365,
2.42%, 4/1/37	1,708	1,837
Pool #1J2840,
2.40%, 9/1/37	1,551	1,669
Pool #848076,
5.63%, 6/1/38	708	759

		6,684

Freddie Mac Gold - 0.8%
Pool #A65182,
6.50%, 9/1/37	3,415	3,985

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 19.6%(4) continued
Freddie Mac Gold - 0.8% continued
Pool #A92650,
5.50%, 6/1/40	$336	$376
Pool #C00910,
7.50%, 1/1/30	332	399
Pool #C02790,
6.50%, 4/1/37	1,993	2,264
Pool #C02838,
5.50%, 5/1/37	2,694	3,029
Pool #C03517,
4.50%, 9/1/40	3,727	4,045
Pool #G01954,
5.00%, 11/1/35	1,729	1,911

		16,009

Government National Mortgage Association II - 0.2%
Pool #82581,
4.00%, 7/20/40	3,599	3,754

Total U.S. Government Agencies (Cost $372,028)		381,192

U.S. GOVERNMENT OBLIGATIONS - 28.1%
U.S. Treasury Bonds - 5.2%
5.38%, 2/15/31	10,330	14,398
4.50%, 2/15/36	7,350	9,804
3.13%, 8/15/44	71,910	77,416

		101,618

U.S. Treasury Notes - 22.9%
0.63%, 12/31/16	107,780	107,636
1.00%, 12/15/17	123,025	122,737
1.63%, 12/31/19	88,715	88,583
2.13%, 12/31/21	83,215	84,021
2.25%, 11/15/24	42,115	42,398

		445,375

Total U.S. Government Obligations (Cost $538,802)		546,993

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 11.5%
FlexShares Trust-FlexShares Disciplined Duration MBS Index Fund(7) (8)	7,000	$176
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(9) (10)	223,330,468	223,330

Total Investment Companies (Cost $223,506)		223,506

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.1%
U.S. Treasury Bills,
0.12%, 4/2/15(11)	$13,600	$13,598
0.09%, 10/15/15	7,330	7,320

Total Short-Term Investments (Cost $20,920)		20,918

Total Investments - 105.3% (Cost $2,010,626)		2,047,545

Liabilities less Other Assets - (5.3)%		(102,253)

NET ASSETS - 100.0%		$1,945,292

(1)	Restricted security that has been deemed illiquid. At December 31, 2014, the value of these restricted illiquid securities amounted to approximately $57,858,000 or 3.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
3.75%, 5/15/19	5/8/14	$1,440
Berkshire Hathaway Energy Co.,
3.50%, 2/1/25	12/1/14	1,320
California Resources Corp.,
5.50%, 9/15/21	9/11/14	2,000
CONSOL Energy, Inc.,
5.88%, 4/15/22	7/29/14	2,235
Dai-ichi Life Insurance (The) Co. Ltd.,
5.10%, 10/29/49	10/23/14	2,035
ERAC USA Finance LLC,
3.85%, 11/15/24	5/19/14	1,512
FMG Resources August 2006 Pty. Ltd.,
6.88%, 4/1/22	1/15/14-1/16/14	3,296

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Fresenius Medical Care US Finance II, Inc.,
4.13%, 10/15/20	10/24/14	$2,150

Gannett Co., Inc.,
4.88%, 9/15/21	9/3/14	2,660

Heineken N.V.,
1.40%, 10/1/17	10/2/12	1,585

Hyundai Capital America,
4.00%, 6/8/17	12/1/11	1,902

INEOS Group Holdings S.A.,
6.13%, 8/15/18	5/2/13	1,075

JBS Investments GmbH,
7.25%, 4/3/24	3/31/14	1,650

Keysight Technologies, Inc.,
3.30%, 10/30/19	10/6/14	1,818

KKR Group Finance Co. III LLC,
5.13%, 6/1/44	5/21/14	1,524

KKR Group Finance Co. LLC,
6.38%, 9/29/20	4/15/13	2,634

Medtronic, Inc.,
3.15%, 3/15/22	12/1/14	1,951

Medtronic, Inc.,
4.38%, 3/15/35	12/1/14	1,938

Metropolitan Life Global Funding I,
1.30%, 4/10/17	4/7/14	774

Mizuho Bank Ltd.,
2.45%, 4/16/19	4/9/14	1,637

Owens-Brockway Glass Container, Inc.,
5.00%, 1/15/22	11/18/14	1,500

Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp.,
6.50%, 4/15/21	4/9/13	1,630

Sanmina Corp.,
4.38%, 6/1/19	5/20/14	600

SBA Tower Trust,
2.93%, 12/15/17	6/12/14	1,919

Schaeffler Holding Finance B.V.,
6.25%, 11/15/19	10/21/14	1,500

Sealed Air Corp.,
4.88%, 12/1/22	11/7/14	3,825

SM Energy Co.,
6.13%, 11/15/22	11/12/14	1,500

Trans-Allegheny Interstate Line Co.,
3.85%, 6/1/25	12/8/14	1,314

Univision Communications, Inc.,
6.88%, 5/15/19	3/14/13-12/13/13	3,783

Virgin Media Secured Finance PLC,
5.38%, 4/15/21	2/7/13	2,475

WEA Finance LLC/Westfield UK & Europe Finance PLC,
4.75%, 9/17/44	9/10/14	1,784

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Security is payment-in-kind bond.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	Amount rounds to less than one thousand.
(6)	When-Issued Security.
(7)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the adviser to the Fund and the investment adviser to FlexShares Trust.
(8)	At March 31, 2014 the value of the Fund’s investment in the FlexShares Disciplined Duration MBS Index Fund of FlexShares Trust was $0 with gross purchases of approximately $176,000 and no sales during the nine months ended December 31, 2014.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $6,854,000 with net purchases of approximately $216,476,00 during the nine months ended December 31, 2014.
(11)	Security pledged related to the Fund’s investment in futures contracts during the period. As of December 31, 2014, the Fund did not hold any open futures contracts.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued	DECEMBER 31, 2014 (UNAUDITED)

At December 31, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	27.9%
U.S. Agency	18.4
AAA	6.3
AA	1.8
A	5.6
BBB	17.7
BB	6.8
B	4.2
CCC	0.4
Cash Equivalents	10.9

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$165,050	(1)	$—	$165,050
Corporate Bonds	—	604,537	(1)	—	604,537
Foreign Issuer Bonds	—	105,349	(1)	—	105,349
U.S. Government Agencies	—	381,192	(1)	—	381,192
U.S. Government Obligations	—	546,993	(1)	—	546,993
Investment Companies	223,506	—		—	223,506
Short-Term Investments	—	20,918		—	20,918

Total Investments	$223,506	$1,824,039		$—	$2,047,545

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,010,954

Gross tax appreciation of investments	$48,845
Gross tax depreciation of investments	(12,254)

Net tax appreciation of investments	$36,591

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.6%
Advertising & Marketing - 1.1%
Alliance Data Systems Corp.,
6.38%, 4/1/20(1)	$16,670	$17,045
5.38%, 8/1/22(1)	13,400	13,232
Lamar Media Corp.,
5.38%, 1/15/24	22,687	23,368

		53,645

Aerospace & Defense - 1.0%
AAR Corp.,
7.25%, 1/15/22	21,216	22,914
Kratos Defense & Security Solutions, Inc.,
7.00%, 5/15/19	31,625	26,881

		49,795

Auto Parts Manufacturing - 2.6%
Affinia Group, Inc.,
7.75%, 5/1/21	24,933	25,681
Dana Holding Corp.,
5.50%, 12/15/24	25,425	25,679
Lear Corp.,
5.25%, 1/15/25	26,850	27,186
MPG Holdco I, Inc.,
7.38%, 10/15/22(1)	29,575	30,462
Titan International, Inc.,
6.88%, 10/1/20	15,680	13,798

		122,806

Automotive - 0.4%
Meritor, Inc.,
6.25%, 2/15/24	20,200	20,503

Cable & Satellite - 3.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21	14,925	15,037
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.63%, 1/31/22	14,587	15,499
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
6.38%, 9/15/20(1)	19,690	20,379
Harron Communications L.P./Harron Finance Corp.,
9.13%, 4/1/20(1)	19,610	21,375
Mediacom Broadband LLC/Mediacom Broadband Corp.,
6.38%, 4/1/23	20,414	20,924
Mediacom LLC/Mediacom Capital Corp.,
7.25%, 2/15/22	14,294	15,259
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21(1)	27,700	27,977
Wave Holdco LLC/Wave Holdco Corp.,
8.25%, 7/15/19(1) (2)	21,684	21,792

		158,242

Casinos & Gaming - 1.7%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope,
8.00%, 10/1/20(1)	18,150	17,787
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.,
9.38%, 5/1/22(1)	23,400	20,592
MGM Resorts International,
6.00%, 3/15/23	12,573	12,636
Station Casinos LLC,
7.50%, 3/1/21	31,454	32,240

		83,255

Commercial Finance - 0.3%
Oxford Finance LLC/Oxford Finance Co.-Issuer, Inc.,
7.25%, 1/15/18(1)	15,859	16,335

Communications Equipment - 0.7%
CPI International, Inc.,
8.75%, 2/15/18	31,100	31,955

Consumer Finance - 2.5%
American Express Co.,
5.20%, 11/15/19	15,695	15,940
Navient Corp.,
5.63%, 8/1/33	34,906	26,354
OneMain Financial Holdings, Inc.,
6.75%, 12/15/19(1)	13,500	13,770
7.25%, 12/15/21(1)	13,125	13,453
Speedy Cash Intermediate Holdings Corp.,
10.75%, 5/15/18(1)	27,755	27,200
Springleaf Finance Corp.,
5.25%, 12/15/19	23,775	23,299

		120,016

NORTHERN FUNDS QUARTERLY REPORT    1     FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.6% continued
Consumer Products - 1.2%
Clearwater Paper Corp.,
5.38%, 2/1/25(1)	$27,750	$27,334
Revlon Consumer Products Corp.,
5.75%, 2/15/21	29,670	29,670

		57,004

Consumer Services - 1.6%
APX Group, Inc.,
8.75%, 12/1/20	30,089	25,406
Monitronics International, Inc.,
9.13%, 4/1/20	24,658	23,286
Service Corp. International,
5.38%, 1/15/22	28,536	29,250

		77,942

Containers & Packaging - 1.9%
Owens-Brockway Glass Container, Inc.,
5.00%, 1/15/22(1)	26,400	26,928
PaperWorks Industries, Inc.,
9.50%, 8/15/19(1)	15,900	15,900
Plastipak Holdings, Inc.,
6.50%, 10/1/21(1)	27,149	27,013
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
8.50%, 5/15/18	17,200	17,544
8.25%, 2/15/21	3,491	3,579

		90,964

Electrical Equipment Manufacturing - 0.8%
Artesyn Embedded Technologies, Inc.,
9.75%, 10/15/20(1)	21,300	20,182
GrafTech International Ltd.,
6.38%, 11/15/20	22,825	18,944

		39,126

Entertainment Resources - 0.1%
AMC Entertainment, Inc.,
5.88%, 2/15/22	6,375	6,471

Exploration & Production - 2.6%
BreitBurn Energy Partners L.P./BreitBurn Finance Corp.,
8.63%, 10/15/20	29,840	25,662
California Resources Corp.,
6.00%, 11/15/24(1)	22,875	19,329
Clayton Williams Energy, Inc.,
7.75%, 4/1/19	27,149	23,077
Hilcorp Energy I L.P./Hilcorp Finance Co.,
5.00%, 12/1/24(1)	16,361	14,398
Swift Energy Co.,
7.88%, 3/1/22	22,395	11,590
WPX Energy, Inc.,
6.00%, 1/15/22	33,009	31,771

		125,827

Financial Services - 0.4%
E*TRADE Financial Corp.,
5.38%, 11/15/22	16,275	16,641

Food & Beverage - 2.5%
Chiquita Brands International, Inc./Chiquita Brands LLC,
7.88%, 2/1/21	30,249	32,517
Cott Beverages, Inc.,
6.75%, 1/1/20(1)	7,125	7,125
5.38%, 7/1/22(1)	26,302	24,132
Land O’ Lakes, Inc.,
6.00%, 11/15/22(1)	26,700	28,569
Simmons Foods, Inc.,
7.88%, 10/1/21(1)	27,902	27,414

		119,757

Forest & Paper Products Manufacturing - 1.7%
Neenah Paper, Inc.,
5.25%, 5/15/21(1)	31,406	32,034
P.H. Glatfelter Co.,
5.38%, 10/15/20	29,329	29,842
Verso Paper Holdings LLC/Verso Paper, Inc.,
11.75%, 1/15/19	20,950	20,950

		82,826

Hardware - 0.5%
Sanmina Corp.,
4.38%, 6/1/19(1)	25,892	25,698

Health Care Facilities & Services - 1.3%
Envision Healthcare Corp.,
5.13%, 7/1/22(1)	27,908	27,699
HealthSouth Corp.,
5.75%, 11/1/24	33,838	35,191

		62,890

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.6% continued
Homebuilders - 2.4%
AV Homes, Inc.,
8.50%, 7/1/19(1)	$18,050	$17,418
Beazer Homes USA, Inc.,
7.50%, 9/15/21	15,225	15,301
Meritage Homes Corp.,
7.15%, 4/15/20	34,185	36,749
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
5.25%, 4/15/21(1)	21,190	20,872
TRI Pointe Holdings, Inc.,
4.38%, 6/15/19	7,025	6,929
5.88%, 6/15/24(1)	15,850	15,850

		113,119

Industrial Other - 1.3%
MasTec, Inc.,
4.88%, 3/15/23	31,575	29,680
Park-Ohio Industries, Inc.,
8.13%, 4/1/21	28,895	30,701

		60,381

Investment Companies - 2.1%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.00%, 8/1/20	8,850	9,117
5.88%, 2/1/22	14,700	14,764
Nationstar Mortgage LLC/Nationstar Capital Corp.,
9.63%, 5/1/19	30,114	31,846
Prospect Capital Corp.,
5.88%, 3/15/23	23,160	23,811
Walter Investment Management Corp.,
7.88%, 12/15/21	26,175	23,361

		102,899

Life Insurance - 1.8%
American Equity Investment Life Holding Co.,
6.63%, 7/15/21	30,103	31,909
Fidelity & Guaranty Life Holdings, Inc.,
6.38%, 4/1/21(1)	31,522	33,098
Lincoln National Corp.,
7.00%, 5/17/66	8,450	8,460
Voya Financial, Inc.,
5.65%, 5/15/53	11,616	11,500

		84,967

Machinery Manufacturing & Rental - 1.0%
BlueLine Rental Finance Corp.,
7.00%, 2/1/19(1)	10,625	10,891
United Rentals North America, Inc.,
5.75%, 11/15/24	20,742	21,364
Vander Intermediate Holding II Corp.,
9.75%, 2/1/19(1) (2)	15,000	15,525

		47,780

Media Non-Cable - 1.7%
Harland Clarke Holdings Corp.,
6.88%, 3/1/20(1)	27,230	26,549
National CineMedia LLC,
7.88%, 7/15/21	28,155	29,633
Sterling Entertainment Enterprises LLC,
9.75%, 12/15/19(3)	23,800	24,455

		80,637

Metals & Mining - 1.1%
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
9.00%, 10/15/17	24,942	25,628
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp.,
7.38%, 2/1/20(1)	15,660	16,267
7.38%, 2/1/20(1)	9,091	9,443

		51,338

Oil & Gas Services & Equipment - 1.2%
Dresser-Rand Group, Inc.,
6.50%, 5/1/21	25,555	27,472
Exterran Partners L.P./EXLP Finance Corp.,
6.00%, 10/1/22(1)	18,625	15,831
Parker Drilling Co.,
7.50%, 8/1/20	20,425	16,340

		59,643

Pharmaceuticals - 0.6%
JPR Royalty Sub LLC,
14.00%, 9/1/20(1) (3)	8,000	5,366
Par Pharmaceutical Cos., Inc.,
7.38%, 10/15/20	24,309	25,403

		30,769

Pipeline - 3.6%
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp.,
6.63%, 10/1/20	29,950	30,474

NORTHERN FUNDS QUARTERLY REPORT    3     FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.6% continued
Pipeline - 3.6% continued
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
6.00%, 12/15/20	$30,842	$29,531
Energy Transfer Equity L.P.,
7.50%, 10/15/20	23,665	26,268
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
7.25%, 2/15/21	34,610	32,534
Rose Rock Midstream L.P./Rose Rock Finance Corp.,
5.63%, 7/15/22	28,135	26,306
Sabine Pass Liquefaction LLC,
6.25%, 3/15/22	29,796	30,243

		175,356

Property & Casualty Insurance - 1.3%
A-S Co. - Issuer Subsidiary, Inc./A-S Merger Sub LLC,
7.88%, 12/15/20(1)	28,900	29,478
Hockey Merger Sub 2, Inc.,
7.88%, 10/1/21(1)	21,745	21,636
Hub Holdings LLC/Hub Holdings Finance, Inc.,
8.13%, 7/15/19(1) (2)	13,475	13,340

		64,454

Publishing & Broadcasting - 2.0%
Lee Enterprises, Inc.,
9.50%, 3/15/22(1)	20,620	21,161
McClatchy (The) Co.,
9.00%, 12/15/22	38,750	42,189
Townsquare Radio LLC/Townsquare Radio, Inc.,
9.00%, 4/1/19(1)	30,285	32,254

		95,604

Railroad - 0.6%
Florida East Coast Holdings Corp.,
6.75%, 5/1/19(1)	15,760	15,602
9.75%, 5/1/20(1)	13,710	13,642

		29,244

Real Estate - 2.1%
DuPont Fabros Technology L.P.,
5.88%, 9/15/21	19,645	20,013
Forestar USA Real Estate Group, Inc.,
8.50%, 6/1/22(1)	26,565	25,901
Howard Hughes (The) Corp.,
6.88%, 10/1/21	33,625	34,802
MPT Operating Partnership L.P./MPT Finance Corp.,
5.50%, 5/1/24	18,000	18,765

		99,481

Real Estate Investment Trusts - 1.0%
Aviv Healthcare Properties L.P./Aviv Healthcare Capital Corp.,
6.00%, 10/15/21	17,520	18,221
Felcor Lodging L.P.,
5.63%, 3/1/23	30,500	30,195

		48,416

Refining & Marketing - 1.8%
CITGO Petroleum Corp.,
6.25%, 8/15/22(1)	27,275	27,684
Murphy Oil USA, Inc.,
6.00%, 8/15/23	33,470	34,976
PBF Holding Co. LLC/PBF Finance Corp.,
8.25%, 2/15/20	21,456	21,564

		84,224

Restaurants - 1.2%
Landry’s Holdings II, Inc.,
10.25%, 1/1/18(1)	14,177	14,602
Landry’s, Inc.,
9.38%, 5/1/20(1)	10,585	11,220
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc.,
10.50%, 1/15/20	30,410	31,551

		57,373

Retail - 2.4%
99 Cents Only Stores,
11.00%, 12/15/19	28,168	29,858
CST Brands, Inc.,
5.00%, 5/1/23	24,528	24,773
Neiman Marcus Group Ltd. LLC,
8.00%, 10/15/21(1)	27,824	29,424
Pantry (The), Inc.,
8.38%, 8/1/20	29,320	32,106

		116,161

Retail - Consumer Discretionary - 2.5%
Asbury Automotive Group, Inc.,
6.00%, 12/15/24(1)	11,290	11,488

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.6% continued
Retail - Consumer Discretionary - 2.5% continued
Group 1 Automotive, Inc.,
5.00%, 6/1/22(1)	$28,910	$28,259
Jo-Ann Stores Holdings, Inc.,
9.75%, 10/15/19(1) (2)	33,735	28,675
Penske Automotive Group, Inc.,
5.75%, 10/1/22	27,935	28,982
Sonic Automotive, Inc.,
7.00%, 7/15/22	23,062	24,792

		122,196

Software & Services - 1.3%
Sophia Holding Finance L.P./Sophia Holding Finance, Inc.,
9.63%, 12/1/18(1) (2)	31,291	31,448
SunGard Data Systems, Inc.,
6.63%, 11/1/19	28,919	29,208

		60,656

Supermarkets & Pharmacies - 1.3%
Ingles Markets, Inc.,
5.75%, 6/15/23	32,237	32,369
Tops Holding II Corp.,
8.75%, 6/15/18	32,310	31,018

		63,387

Technology - 1.8%
Equinix, Inc.,
5.38%, 1/1/22	27,350	27,607
Iron Mountain, Inc.,
6.00%, 8/15/23	28,205	29,333
Qualitytech L.P./QTS Finance Corp.,
5.88%, 8/1/22(1)	26,853	26,988

		83,928

Trucking & Leasing - 0.6%
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.,
6.88%, 2/15/19(1)	28,177	27,332

Utilities - 0.6%
AES Corp.,
7.38%, 7/1/21	26,862	30,354

Waste & Environment Services & Equipment - 2.2%
ADS Waste Holdings, Inc.,
8.25%, 10/1/20	29,525	29,525
Casella Waste Systems, Inc.,
7.75%, 2/15/19	27,313	27,723
Clean Harbors, Inc.,
5.13%, 6/1/21	25,425	25,361
Covanta Holding Corp.,
6.38%, 10/1/22	23,468	24,876

		107,485

Wireless Telecommunications Services - 1.1%
Hughes Satellite Systems Corp.,
7.63%, 6/15/21	25,902	28,492
Sprint Corp.,
7.88%, 9/15/23	23,153	22,857

		51,349

Wireline Telecommunications Services - 2.8%
Consolidated Communications, Inc.,
6.50%, 10/1/22(1)	8,850	8,872
Frontier Communications Corp.,
9.00%, 8/15/31	32,495	34,282
GCI, Inc.,
8.63%, 11/15/19	20,106	21,086
Level 3 Escrow II, Inc.,
5.38%, 8/15/22(1)	5,425	5,452
Level 3 Financing, Inc.,
6.13%, 1/15/21	8,640	8,943
Qwest Capital Funding, Inc.,
7.75%, 2/15/31	36,658	37,208
Windstream Corp.,
7.75%, 10/1/21	18,840	19,217

		135,060

Total Corporate Bonds (Cost $3,495,926)		3,445,291

FOREIGN ISSUER BONDS - 25.3%
Aerospace & Defense - 0.7%
Bombardier, Inc.,
7.45%, 5/1/34(1)	32,486	33,136

Airlines - 0.6%
Air Canada,
8.75%, 4/1/20(1)	12,450	13,290
7.75%, 4/15/21(1)	13,290	13,838

		27,128

Auto Parts Manufacturing - 0.5%
Schaeffler Holding Finance B.V.,
6.25%, 11/15/19(1) (2)	25,574	26,341

NORTHERN FUNDS QUARTERLY REPORT    5     FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 25.3% continued
Cable & Satellite - 1.9%
Numericable-SFR,
6.00%, 5/15/22(1)	$22,485	$22,609
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
5.00%, 1/15/25(1)	32,875	32,957
VTR Finance B.V.,
6.88%, 1/15/24(1)	34,000	34,680

		90,246

Casinos & Gaming - 0.9%
MCE Finance Ltd.,
5.00%, 2/15/21(1)	26,455	24,735
Wynn Macau Ltd.,
5.25%, 10/15/21(1)	22,150	20,821

		45,556

Chemicals - 1.8%
Braskem Finance Ltd.,
6.45%, 2/3/24	28,675	28,747
Consolidated Energy Finance S.A.,
6.75%, 10/15/19(1)	29,125	28,470
INEOS Group Holdings S.A.,
5.88%, 2/15/19(1)	28,485	26,989

		84,206

Diversified Banks - 4.0%
Banco Santander S.A.,
6.38%, 5/19/19	25,150	24,647
Credit Agricole S.A.,
7.88%, 1/23/24(1)	43,700	44,466
Credit Suisse Group A.G.,
7.50%, 12/11/23(1)	27,450	28,548
Deutsche Bank A.G.,
7.50%, 4/30/25	44,525	42,744
HSBC Holdings PLC,
6.38%, 9/17/24	13,400	13,534
Nordea Bank AB,
5.50%, 9/23/19(1)	22,825	22,511
Royal Bank of Scotland Group PLC,
7.64%, 9/30/17	14,070	14,774

		191,224

Exploration & Production - 0.4%
Ultra Petroleum Corp.,
6.13%, 10/1/24(1)	24,100	20,726

Food & Beverage - 1.1%
JBS Investments GmbH,
7.75%, 10/28/20(1)	25,675	26,586
Marfrig Holding Europe B.V.,
6.88%, 6/24/19(1)	28,075	26,110

		52,696

Medical Equipment & Devices Manufacturing - 0.6%
ConvaTec Finance International S.A.,
8.25%, 1/15/ 19(1) (2)	27,182	27,590

Metals & Mining - 0.4%
Vedanta Resources PLC,
9.50%, 7/18/18(1)	19,100	20,532

Oil & Gas Services & Equipment - 0.6%
Offshore Group Investment Ltd.,
7.50%, 11/1/19	23,730	17,679
Seadrill Ltd.,
6.63%, 9/15/20(1)	15,075	12,512

		30,191

Paper & Packaging - 1.2%
Cascades, Inc.,
5.50%, 7/15/22(1)	26,625	26,492
Coveris Holdings S.A.,
7.88%, 11/1/19(1)	30,375	31,286

		57,778

Power Generation - 0.2%
Abengoa Yield PLC,
7.00%, 11/15/19(1)	10,950	10,786

Property & Casualty Insurance - 0.7%
XLIT Ltd.,
6.50%, 4/15/17	34,067	32,534

Restaurants - 0.3%
Arcos Dorados Holdings, Inc.,
6.63%, 9/27/23(1)	15,874	15,477

Technology - 1.3%
MMI International Ltd.,
8.00%, 3/1/17(1)	27,242	27,174
Sixsigma Networks Mexico S.A. de CV,
8.25%, 11/7/21(1)	35,525	36,040

		63,214

Transportation & Logistics - 2.3%
Eletson Holdings,
9.63%, 1/15/22(1)	27,115	26,573

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 25.3% continued
Transportation & Logistics - 2.3% continued
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
8.13%, 11/15/21(1)	$26,600	$25,935
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.,
7.25%, 5/1/22(1)	29,717	29,420
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp.,
6.00%, 7/30/19	30,225	27,807

		109,735

Trucking & Leasing - 1.7%
Aircastle Ltd.,
5.13%, 3/15/21	23,565	23,565
AWAS Aviation Capital Ltd.,
7.00%, 10/17/16(1)	25,768	26,348
Fly Leasing Ltd.,
6.75%, 12/15/20	32,375	32,699

		82,612

Wireless Telecommunications Services - 2.8%
Digicel Group Ltd.,
8.25%, 9/30/20(1)	31,279	30,341
Intelsat Luxembourg S.A.,
7.75%, 6/1/21	21,785	21,839
Telemovil Finance Co. Ltd.,
8.00%, 10/1/17(1)	31,688	32,639
Virgin Media Finance PLC,
6.00%, 10/15/24(1)	27,925	29,217
Wind Acquisition Finance S.A.,
7.38%, 4/23/21(1)	22,500	21,235

		135,271

Wireline Telecommunications Services - 1.3%
B Communications Ltd.,
7.38%, 2/15/21(1)	28,150	29,769
Columbus International, Inc.,
7.38%, 3/30/21(1)	32,225	33,514

		63,283

Total Foreign Issuer Bonds (Cost $1,238,265)		1,220,262

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.6%
Banks - 0.6%
GMAC Capital Trust I	1,070,875	28,250

Total Preferred Stocks (Cost $26,680)		28,250

INVESTMENT COMPANIES - 0.9%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(4) (5)	42,078,130	42,078

Total Investment Companies (Cost $42,078)		42,078

Total Investments - 98.4% (Cost $4,802,949)		4,735,881

Other Assets less Liabilities - 1.6%		77,606

NET ASSETS - 100.0%		$4,813,487

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Security is payment-in-kind bond.
(3)	Restricted security that has been deemed illiquid. At December 31, 2014, the value of these restricted illiquid securities amounted to approximately $29,820,000 or 0.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
JPR Royalty Sub LLC,
14.00%, 9/1/20	3/10/11	$8,000

Sterling Entertainment Enterprises LLC,
9.75%, 12/15/19	12/28/12	23,800

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $173,296,000 with net sales of approximately $131,218,000 during the nine months ended December 31, 2014.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At December 31, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	3.1%
BB	26.1
B	47.4
CCC	19.6
Not Rated	2.9
Cash Equivalents	0.9

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds	$—		$3,445,291	(1)	$—	$3,445,291
Foreign Issuer Bonds	—		1,220,262	(1)	—	1,220,262
Preferred Stocks	28,250	(1)	—		—	28,250
Investment Companies	42,078		—		—	42,078

Total Investments	$70,328		$4,665,553		$—	$4,735,881

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014 , there were no transfers between Level 1 and Level 2 classifications based on levels assigned to the securities on March 31, 2014.

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)(1)	BALANCE AS OF 12/31/14 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/14 (000S)
Corporate Bonds
Media	$24,692	$—	$—	$(238)	$—	$—	$—	$(24,454)	$—	$—

(1)	The Transfers Out of Level 3, noted above, were due to the Fund receiving an evaluated price using observable inputs based on quoted prices in active markets for similar securities.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$4,809,835

Gross tax appreciation of investments	$66,299
Gross tax depreciation of investments	(140,253)

Net tax depreciation of investments	$(73,954)

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 20.3%
Automobile - 5.8%
CarMax Auto Owner Trust, Series 2014-2, Class A3,
0.98%, 1/15/19	$4,615	$4,601
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A3,
1.10%, 9/15/19	2,235	2,231
Honda Auto Receivables Owner Trust, Series 2014-1, Class A3,
0.67%, 11/21/17	4,275	4,265
Honda Auto Receivables Owner Trust, Series 2014-2, Class A3,
0.77%, 3/19/18	4,630	4,620
Hyundai Auto Receivables Trust, Series 2014-B, Class A3,
0.90%, 12/17/18	4,530	4,518
Nissan Auto Receivables Owner Trust, Series 2014-A, Class A3,
0.72%, 8/15/18	2,745	2,739
Toyota Auto Receivables Owner Trust, Series 2014-A, Class A3,
0.67%, 12/15/17	5,630	5,624
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3,
0.76%, 3/15/18	4,645	4,631
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A3,
0.91%, 10/22/18	1,895	1,886
World Omni Auto Receivables Trust, Series 2014-A, Class A3,
0.94%, 4/15/19	1,565	1,562

		36,677

Commercial Mortgage-Backed Securities - 9.0%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4,
5.41%, 9/10/47	3,710	3,881
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4,
5.41%, 12/11/40	1,319	1,354
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class A4,
4.67%, 6/11/41	2,599	2,611
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T18, Class A4,
4.93%, 2/13/42	18	18
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4,
5.70%, 9/11/38	3,837	4,027
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4,
5.54%, 10/12/41	3,466	3,655
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4,
5.71%, 6/11/40	175	189
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4,
5.74%, 9/11/42	525	574
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4,
5.71%, 12/10/49	3,419	3,707
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	2,176	2,287
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4,
5.55%, 5/12/45	2,507	2,620
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4,
5.40%, 5/15/45	3,307	3,480
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4,
5.66%, 3/15/39	1,091	1,133
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4,
5.83%, 6/15/38	3,316	3,483
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3,
5.35%, 11/15/38	5,430	5,775
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.15%, 4/15/41	4,033	4,447
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4,
5.74%, 8/12/43	1,132	1,195
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4,
5.73%, 7/12/44	1,096	1,151

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 20.3% continued
Commercial Mortgage-Backed Securities - 9.0% continued
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4,
5.81%, 12/12/49	$640	$696
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4,
5.65%, 6/11/42	3,955	4,305
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	4,111	4,341
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4,
5.31%, 11/15/48	1,927	2,042

		56,971

Credit Card - 5.4%
American Express Credit Account Master Trust, Series 2014-2, Class A,
1.26%, 1/15/20	1,485	1,481
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A,
1.48%, 7/15/20	5,300	5,301
Chase Issuance Trust, Series 2014-A7, Class A,
1.38%, 11/15/19	1,065	1,061
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2,
1.02%, 2/22/19	6,180	6,156
Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4,
1.23%, 4/24/19	1,930	1,927
Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8,
1.73%, 4/9/20	6,105	6,114
Discover Card Execution Note Trust, Series 2014-A3, Class A3,
1.22%, 10/15/19	1,845	1,842
Discover Card Execution Note Trust, Series 2014-A5, Class A,
1.39%, 4/15/20	5,490	5,479
World Financial Network Credit Card Master Trust, Series 2012-B, Class A,
1.76%, 5/17/21	4,655	4,681

		34,042

Utilities - 0.1%
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1,
0.90%, 4/15/18	329	329

Total Asset-Backed Securities (Cost $129,648)		128,019

CORPORATE BONDS - 28.4%
Aerospace & Defense - 0.3%
Boeing (The) Co.,
0.36%, 10/30/17	715	714
TransDigm, Inc.,
6.00%, 7/15/22	1,000	998

		1,712

Auto Parts Manufacturing - 0.3%
Dana Holding Corp.,
6.75%, 2/15/21	500	529
Goodyear Tire & Rubber (The) Co.,
7.00%, 5/15/22	900	972
Johnson Controls, Inc.,
1.40%, 11/2/17	695	688

		2,189

Automobiles Manufacturing - 1.2%
American Honda Finance Corp.,
0.61%, 5/26/16(1)	620	621
1.20%, 7/14/17	775	772
Daimler Finance North America LLC,
1.45%, 8/1/16(1) (2)	675	678
Ford Motor Credit Co. LLC,
7.00%, 4/15/15	680	692
1.68%, 9/8/17	2,340	2,321
General Motors Financial Co., Inc.,
3.00%, 9/25/17	1,100	1,113
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	400	401
Volkswagen Group of America Finance LLC,
1.60%, 11/20/17(1) (2)	1,040	1,036

		7,634

Banks - 1.0%
Branch Banking & Trust Co.,
1.00%, 4/3/17	1,335	1,324
Discover Bank,
2.00%, 2/21/18	415	414

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.4% continued
Banks - 1.0% continued
Fifth Third Bank,
0.90%, 2/26/16	$645	$645
HSBC USA, Inc.,
1.30%, 6/23/17	1,800	1,797
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	1,175	1,304
KeyBank N.A.,
1.10%, 11/25/16	525	524
PNC Funding Corp.,
2.70%, 9/19/16	380	390

		6,398

Biotechnology - 0.6%
Amgen, Inc.,
1.25%, 5/22/17	1,905	1,890
Gilead Sciences, Inc.,
3.05%, 12/1/16	515	535
Roche Holdings, Inc.,
2.25%, 9/30/19(1)	1,310	1,318

		3,743

Cable & Satellite - 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21	500	504
Comcast Corp.,
4.95%, 6/15/16	1,060	1,123
6.30%, 11/15/17	660	747
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
2.40%, 3/15/17	2,095	2,135

		4,509

Chemicals - 0.5%
Airgas, Inc.,
2.95%, 6/15/16	815	833
Dow Chemical (The) Co.,
2.50%, 2/15/16	1,050	1,068
Eastman Chemical Co.,
2.40%, 6/1/17	825	838
Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp.,
6.50%, 4/15/21(1) (2)	290	258

		2,997

Coal Operations - 0.1%
CONSOL Energy, Inc.,
5.88%, 4/15/22(1) (2)	700	651

Commercial Finance - 1.1%
Air Lease Corp.,
5.63%, 4/1/17	1,180	1,271
CIT Group, Inc.,
3.88%, 2/19/19	505	504
General Electric Capital Corp.,
3.35%, 10/17/16	1,490	1,549
5.40%, 2/15/17	1,450	1,574
1.25%, 5/15/17	1,250	1,252
International Lease Finance Corp.,
2.19%, 6/15/16	1,000	999

		7,149

Communications Equipment - 0.2%
Cisco Systems, Inc.,
1.10%, 3/3/17	535	535
3.15%, 3/14/17	125	131
Juniper Networks, Inc.,
3.10%, 3/15/16	500	510

		1,176

Consumer Finance - 0.6%
Ally Financial, Inc.,
2.75%, 1/30/17	695	693
3.25%, 9/29/17	440	440
American Express Credit Corp.,
2.80%, 9/19/16	985	1,014
Capital One Financial Corp.,
1.00%, 11/6/15	630	630
Synchrony Financial,
1.88%, 8/15/17	715	716

		3,493

Consumer Products - 0.2%
Avon Products, Inc.,
2.38%, 3/15/16	1,000	990

Consumer Services - 0.4%
APX Group, Inc.,
6.38%, 12/1/19	625	598
Service Corp. International,
5.38%, 1/15/22	550	564
United Rentals North America, Inc.,
5.75%, 7/15/18	500	521

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.4% continued
Consumer Services - 0.4% continued
7.63%, 4/15/22	$495	$544
6.13%, 6/15/23	395	415

		2,642

Containers & Packaging - 0.5%
Ball Corp.,
5.75%, 5/15/21	500	524
Graphic Packaging International, Inc.,
4.75%, 4/15/21	500	504
Owens-Brockway Glass Container, Inc.,
5.00%, 1/15/22(1) (2)	500	510
Plastipak Holdings, Inc.,
6.50%, 10/1/21(1)	650	647
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
5.75%, 10/15/20	750	768
8.25%, 2/15/21	500	512

		3,465

Department Stores - 0.2%
Macy’s Retail Holdings, Inc.,
5.90%, 12/1/16	940	1,020

Diversified Banks - 2.6%
Bank of America Corp.,
3.70%, 9/1/15	1,070	1,089
3.63%, 3/17/16	500	514
1.07%, 3/22/16	1,120	1,125
3.88%, 3/22/17	1,090	1,140
5.13%, 6/17/19	1,580	1,524
Citigroup, Inc.,
1.05%, 4/1/16	1,110	1,114
1.70%, 7/25/16	1,155	1,163
1.35%, 3/10/17	1,100	1,095
6.00%, 8/15/17	1,045	1,156
5.80%, 11/15/19	2,515	2,515
JPMorgan Chase & Co.,
1.10%, 10/15/15	910	912
3.15%, 7/5/16	865	889
7.90%, 4/30/18	370	398
Wells Fargo & Co.,
1.15%, 6/2/17	1,450	1,442
7.98%, 3/15/18	370	408

		16,484

Electrical Equipment Manufacturing - 0.4%
Amphenol Corp.,
1.55%, 9/15/17	1,110	1,107
General Electric Co.,
0.85%, 10/9/15	550	551
Roper Industries, Inc.,
1.85%, 11/15/17	565	566

		2,224

Entertainment Content - 0.5%
CBS Corp.,
1.95%, 7/1/17	1,435	1,439
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21(1)	400	404
Time Warner, Inc.,
3.15%, 7/15/15	800	811
Viacom, Inc.,
2.50%, 12/15/16	575	588

		3,242

Exploration & Production - 1.5%
California Resources Corp.,
5.50%, 9/15/21(1) (2)	750	641
Continental Resources, Inc.,
5.00%, 9/15/22	970	938
Denbury Resources, Inc.,
6.38%, 8/15/21	997	947
5.50%, 5/1/22	675	618
Linn Energy LLC/Linn Energy Finance Corp.,
6.50%, 5/15/19	675	577
6.25%, 11/1/19	760	642
Marathon Oil Corp.,
0.90%, 11/1/15	690	688
Murphy Oil Corp.,
2.50%, 12/1/17	1,060	1,054
Newfield Exploration Co.,
6.88%, 2/1/20	850	863
QEP Resources, Inc.,
6.88%, 3/1/21	410	420
Range Resources Corp.,
6.75%, 8/1/20	900	936
Rosetta Resources, Inc.,
5.63%, 5/1/21	500	458

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.4% continued
Exploration & Production - 1.5% continued
SM Energy Co.,
6.13%, 11/15/22(1) (2)	$500	$470

		9,252

Financial Services - 2.0%
Charles Schwab (The) Corp.,
0.85%, 12/4/15	555	556
Goldman Sachs Group (The), Inc.,
3.63%, 2/7/16	3,160	3,242
5.63%, 1/15/17	1,355	1,454
2.90%, 7/19/18	1,045	1,072
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.88%, 3/15/19	335	334
6.00%, 8/1/20	300	309
Icahn Enterprises L.P./lcahn Enterprises Finance Corp.,
5.88%, 2/1/22	680	683
KKR Group Finance Co. LLC,
6.38%, 9/29/20(1) (2)	385	449
Morgan Stanley,
1.48%, 2/25/16	1,000	1,008
1.75%, 2/25/16	1,815	1,825
4.75%, 3/22/17	1,075	1,145
Prospect Capital Corp.,
5.00%, 7/15/19	750	763

		12,840

Food & Beverage - 1.7%
Anheuser-Busch InBev Finance, Inc.,
0.80%, 1/15/16	1,170	1,172
1.13%, 1/27/17	730	732
ConAgra Foods, Inc.,
1.35%, 9/10/15	800	803
1.30%, 1/25/16	490	490
Constellation Brands, Inc.,
3.88%, 11/15/19	2,475	2,494
General Mills, Inc.,
0.88%, 1/29/16	625	626
1.40%, 10/20/17	1,900	1,892
Kellogg Co.,
1.13%, 5/15/15	570	571
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1)	455	455
Smithfield Foods, Inc.,
5.25%, 8/1/18(1) (2)	675	687
Wm Wrigley Jr Co.,
1.40%, 10/21/16(1) (2)	815	816

		10,738

Hardware - 0.2%
NetApp, Inc.,
2.00%, 12/15/17	225	226
Sanmina Corp.,
4.38%, 6/1/19(1) (2)	950	943

		1,169

Health Care Facilities & Services - 1.1%
AmerisourceBergen Corp.,
1.15%, 5/15/17	1,355	1,344
Cardinal Health, Inc.,
1.90%, 6/15/17	410	413
2.40%, 11/15/19	575	573
Express Scripts Holding Co.,
2.10%, 2/12/15	665	666
3.13%, 5/15/16	500	514
Fresenius Medical Care US Finance II, Inc.,
4.13%, 10/15/20(1) (2)	750	754
HCA, Inc.,
6.50%, 2/15/20	875	980
McKesson Corp.,
0.95%, 12/4/15	355	356
5.70%, 3/1/17	190	206
1.29%, 3/10/17	950	945
Omnicare, Inc.,
4.75%, 12/1/22	470	476

		7,227

Home Improvement - 0.3%
Whirlpool Corp.,
1.35%, 3/1/17	680	678
1.65%, 11/1/17	1,230	1,226

		1,904

Homebuilders - 0.4%
Lennar Corp.,
4.13%, 12/1/18	1,925	1,906
4.50%, 6/15/19	330	330

		2,236

Industrial Other - 0.1%
SBA Tower Trust,
2.93%, 12/15/17(1) (2)	605	613

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.4% continued
Integrated Oils - 0.1%
Chevron Corp.,
1.35%, 11/15/17	$820	$821

Life Insurance - 0.5%
Lincoln National Corp.,
6.05%, 4/20/67	300	300
MetLife, Inc.,
6.75%, 6/1/16	785	846
Metropolitan Life Global Funding I,
1.30%, 4/10/17(1) (2)	415	414
Principal Financial Group, Inc.,
1.85%, 11/15/17	500	501
Prudential Financial, Inc.,
3.00%, 5/12/16	145	149
Voya Financial, Inc.,
5.65%, 5/15/53	680	673

		2,883

Machinery Manufacturing - 0.1%
Eaton Corp.,
0.95%, 11/2/15	750	751

Managed Care - 0.2%
Anthem, Inc.,
1.25%, 9/10/15	575	577
Cigna Corp.,
2.75%, 11/15/16	580	596
UnitedHealth Group, Inc.,
0.85%, 10/15/15	410	411

		1,584

Medical Equipment & Devices Manufacturing - 0.7%
Baxter International, Inc.,
5.38%, 6/1/18	515	574
Becton Dickinson and Co.,
1.80%, 12/15/17	1,250	1,255
Medtronic, Inc.,
1.50%, 3/15/18(1) (2)	550	547
Thermo Fisher Scientific, Inc.,
3.20%, 3/1/16	560	573
1.30%, 2/1/17	1,215	1,208

		4,157

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.,
2.30%, 11/14/17	1,460	1,462
2.38%, 3/15/18	480	474
Glencore Funding LLC,
1.59%, 1/15/19(1) (2)	1,065	1,083

		3,019

Oil & Gas Services & Equipment - 0.3%
Atwood Oceanics, Inc.,
6.50%, 2/1/20	250	227
Cameron International Corp.,
1.40%, 6/15/17	1,530	1,507
Pioneer Energy Services Corp.,
6.13%, 3/15/22	400	304

		2,038

Pharmaceuticals - 0.6%
AbbVie, Inc.,
1.20%, 11/6/15	1,035	1,038
Bayer US Finance LLC,
1.50%, 10/6/17(1) (2)	550	550
Johnson & Johnson,
1.13%, 11/21/17	870	867
Mylan, Inc.,
1.80%, 6/24/16	400	403
Zoetis, Inc.,
1.15%, 2/1/16	830	829

		3,687

Pipeline - 0.3%
Enterprise Products Operating LLC,
3.70%, 6/1/15	350	354
Regency Energy Partners L.P./Regency Energy Finance Corp.,
5.88%, 3/1/22	760	758
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.88%, 10/1/20	392	393
Williams Partners L.P.,
3.80%, 2/15/15	670	672

		2,177

Power Generation - 0.2%
Dominion Gas Holdings LLC,
1.05%, 11/1/16	465	464
Exelon Generation Co. LLC,
6.20%, 10/1/17	480	534

		998

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.4% continued
Property & Casualty Insurance - 0.0%
American International Group, Inc.,
2.38%, 8/24/15	$145	$146

Publishing & Broadcasting - 1.1%
21st Century Fox America, Inc.,
7.25%, 5/18/18	460	539
Gannett Co., Inc.,
4.88%, 9/15/21(1) (2)	1,000	992
NBCUniversal Enterprise, Inc.,
0.77%, 4/15/16(1)	1,300	1,302
NBCUniversal Media LLC,
3.65%, 4/30/15	1,060	1,071
Starz LLC/Starz Finance Corp.,
5.00%, 9/15/19	500	504
Univision Communications, Inc.,
6.88%, 5/15/19(1) (2)	2,150	2,239

		6,647

Real Estate - 1.0%
AvalonBay Communities, Inc.,
5.75%, 9/15/16	800	862
DuPont Fabros Technology L.P.,
5.88%, 9/15/21	465	474
Health Care REIT, Inc.,
5.88%, 5/15/15	1,215	1,238
Host Hotels & Resorts L.P.,
5.88%, 6/15/19	350	368
Kimco Realty Corp.,
5.70%, 5/1/17	724	788
Ventas Realty L.P.,
1.55%, 9/26/16	515	517
1.25%, 4/17/17	1,395	1,382
WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17(1) (2)	530	527

		6,156

Refining & Marketing - 0.2%
Phillips 66,
2.95%, 5/1/17	390	403
Tesoro Corp.,
4.25%, 10/1/17	450	465
Western Refining, Inc.,
6.25%, 4/1/21	550	536

		1,404

Restaurants - 0.1%
Starbucks Corp.,
0.88%, 12/5/16	625	623

Retail - Consumer Discretionary - 0.4%
Amazon.com, Inc.,
0.65%, 11/27/15	600	600
Hertz (The) Corp.,
7.50%, 10/15/18	600	622
5.88%, 10/15/20	250	252
Home Depot (The), Inc.,
5.40%, 3/1/16	1,035	1,092

		2,566

Semiconductors - 0.1%
KLA-Tencor Corp.,
2.38%, 11/1/17	510	513

Software & Services - 0.6%
International Business Machines Corp.,
5.70%, 9/14/17	565	630
Oracle Corp.,
5.25%, 1/15/16	545	571
0.46%, 7/7/17	725	724
Symantec Corp.,
2.75%, 9/15/15	1,065	1,078
Xerox Corp.,
4.25%, 2/15/15	580	582

		3,585

Supermarkets & Pharmacies - 0.2%
CVS Health Corp.,
5.75%, 6/1/17	421	465
Walgreens Boots Alliance, Inc.,
1.75%, 11/17/17	755	757

		1,222

Tobacco - 0.6%
Lorillard Tobacco Co.,
3.50%, 8/4/16	1,370	1,410
Philip Morris International, Inc.,
2.50%, 5/16/16	900	922
1.25%, 11/9/17	855	850
Reynolds American, Inc.,
1.05%, 10/30/15	800	801

		3,983

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.4% continued
Transportation & Logistics - 0.3%
PACCAR Financial Corp.,
1.10%, 6/6/17	$1,050	$1,046
Ryder System, Inc.,
3.15%, 3/2/15	585	587

		1,633

Utilities - 0.5%
CenterPoint Energy, Inc.,
6.50%, 5/1/18	260	297
Duke Energy Corp.,
0.64%, 4/3/17	590	591
IPALCO Enterprises, Inc.,
5.00%, 5/1/18	1,040	1,097
Southern (The) Co.,
1.30%, 8/15/17	1,240	1,235

		3,220

Waste & Environment Services & Equipment - 0.1%
Clean Harbors, Inc.,
5.25%, 8/1/20	725	729

Wireless Telecommunications Services - 0.6%
AT&T, Inc.,
1.60%, 2/15/17	660	661
Qualitytech L.P./QTS Finance Corp.,
5.88%, 8/1/22(1)	570	573
Sprint Communications, Inc.,
7.00%, 8/15/20	1,000	1,000
Verizon Communications, Inc.,
1.35%, 6/9/17	535	532
3.65%, 9/14/18	980	1,036

		3,802

Wireline Telecommunications Services - 0.4%
Equinix, Inc.,
5.38%, 1/1/22	500	505
Frontier Communications Corp.,
8.25%, 4/15/17	500	556
6.25%, 9/15/21	1,500	1,507

		2,568

Total Corporate Bonds (Cost $179,863)		178,609

FOREIGN ISSUER BONDS - 8.8%
Aerospace & Defense - 0.2%
Bombardier, Inc.,
4.25%, 1/15/16(1) (2)	1,000	1,010

Auto Parts Manufacturing - 0.2%
Schaeffler Holding Finance B.V.,
6.25%, 11/15/19(1) (2) (3)	1,000	1,030

Automobiles Manufacturing - 0.4%
Jaguar Land Rover Automotive PLC,
4.25%, 11/15/19(1) (2)	2,665	2,685

Banks - 2.1%
Abbey National Treasury Services PLC,
1.38%, 3/13/17	840	839
ANZ New Zealand Int’l Ltd.,
1.13%, 3/24/16(1) (2)	255	256
1.40%, 4/27/17(1) (2)	805	803
Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
1.20%, 3/10/17(1) (2)	835	828
Commonwealth Bank of Australia,
1.40%, 9/8/17(1)	2,370	2,357
Credit Suisse,
1.38%, 5/26/17	1,325	1,321
Deutsche Bank A.G.,
1.40%, 2/13/17	1,100	1,098
Macquarie Bank Ltd.,
1.60%, 10/27/17(1)	3,000	2,980
Mizuho Bank Ltd.,
2.45%, 4/16/19(1) (2)	550	546
Sumitomo Mitsui Banking Corp.,
0.90%, 1/18/16	505	505
Svenska Handelsbanken AB,
0.72%, 9/23/16	660	663
Westpac Banking Corp.,
1.05%, 11/25/16	1,255	1,255

		13,451

Chemicals - 0.3%
Ineos Finance PLC,
7.50%, 5/1/20(1)	490	515
INEOS Group Holdings S.A.,
6.13%, 8/15/18(1) (2)	750	718
5.88%, 2/15/19(1)	870	824

		2,057

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.8% continued
Commercial Finance - 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
2.75%, 5/15/17(1) (2)	$1,090	$1,068
3.75%, 5/15/19(1) (2)	490	485

		1,553

Diversified Banks - 1.0%
Bank of Nova Scotia,
1.25%, 4/11/17	1,460	1,455
HSBC Holdings PLC,
5.63%, 1/17/20	705	707
Nordea Bank AB,
5.50%, 9/23/19(1)	1,855	1,830
Royal Bank of Canada,
0.63%, 12/4/15	330	330
Royal Bank of Scotland Group PLC,
1.88%, 3/31/17	1,000	999
Standard Chartered PLC,
1.50%, 9/8/17(1) (2)	945	943

		6,264

Exploration & Production - 0.4%
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	375	407
CNOOC Finance 2013 Ltd.,
1.13%, 5/9/16	1,125	1,121
Ultra Petroleum Corp.,
5.75%, 12/15/18(1) (2)	820	756

		2,284

Financial Services - 0.5%
Hutchison Whampoa International 14 Ltd.,
1.63%, 10/31/17(1)	2,220	2,202
Mitsubishi UFJ Trust & Banking Corp.,
1.60%, 10/16/17(1)	895	888

		3,090

Food & Beverage - 0.5%
Heineken N.V.,
0.80%, 10/1/15(1)	765	766
Pernod Ricard S.A.,
2.95%, 1/15/17(1) (2)	1,100	1,125
Suntory Holdings Ltd.,
1.65%, 9/29/17(1)	1,495	1,491

		3,382

Government Agencies - 0.3%
Korea Land & Housing Corp.,
1.88%, 8/2/17(1)	1,790	1,785

Hardware - 0.1%
Seagate HDD Cayman,
6.88%, 5/1/20	364	382

Health Care Facilities & Services - 0.1%
Catamaran Corp.,
4.75%, 3/15/21	360	360

Integrated Oils - 0.7%
BP Capital Markets PLC,
0.70%, 11/6/15	415	415
2.25%, 11/1/16	675	688
Petrobras Global Finance B.V.,
3.25%, 3/17/17	2,065	1,946
Shell International Finance B.V.,
0.63%, 12/4/15	490	491
Statoil ASA,
1.25%, 11/9/17	300	298
Total Capital International S.A.,
1.00%, 8/12/16	810	812

		4,650

Machinery Manufacturing - 0.2%
Pentair Finance S.A.,
1.88%, 9/15/17	680	679
Tyco Electronics Group S.A.,
6.55%, 10/1/17	660	743

		1,422

Medical Equipment & Devices Manufacturing - 0.1%
Covidien International Finance S.A.,
1.35%, 5/29/15	355	356

Metals & Mining - 0.2%
FMG Resources August 2006 Pty Ltd.,
6.88%, 4/1/22(1) (2)	680	566
Xstrata Finance Canada Ltd.,
2.05%, 10/23/15(1)	615	619

		1,185

Oil & Gas Services & Equipment - 0.1%
Noble Holding International Ltd.,
2.50%, 3/15/17	485	464

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.8% continued
Pharmaceuticals - 0.3%
Perrigo Co. PLC,
1.30%, 11/8/16	$815	$811
Sanofi,
2.63%, 3/29/16	600	615
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	750	757

		2,183

Pipeline - 0.1%
TransCanada PipeLines Ltd.,
0.75%, 1/15/16	330	329

Railroad - 0.1%
Canadian National Railway Co.,
1.45%, 12/15/16	765	770

Wireless Telecommunications Services - 0.4%
America Movil S.A.B. de C.V.,
5.75%, 1/15/15	985	985
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	1,740	1,838

		2,823

Wireline Telecommunications Services - 0.3%
British Telecommunications PLC,
1.63%, 6/28/16	1,080	1,088
Virgin Media Secured Finance PLC,
5.38%, 4/15/21(1) (2)	475	490

		1,578

Total Foreign Issuer Bonds (Cost $55,650)		55,093

U.S. GOVERNMENT AGENCIES - 2.8%(4)
Fannie Mae - 0.9%
Pool #555649,
7.50%, 10/1/32	38	44
Pool #893082,
2.42%, 9/1/36	323	349
Pool #AB3114,
5.00%, 6/1/41	1,074	1,196
Pool #AD0915,
5.50%, 12/1/38	113	127
Pool #AD7061,
5.50%, 6/1/40	196	221
Pool #AI3471,
5.00%, 6/1/41	373	414
Pool #AK0501,
3.00%, 1/1/27	1,052	1,097
Pool #AO0315,
3.00%, 4/1/27	1,316	1,373
Pool #AO4482,
3.00%, 5/1/27	1,020	1,064

		5,885

Freddie Mac - 0.1%
Pool #1B3617,
2.43%, 10/1/37	260	281
Pool #848076,
5.63%, 6/1/38	171	184

		465

Freddie Mac Gold - 0.1%
Pool #A92650,
5.50%, 6/1/40	488	546
Pool #G13387,
5.00%, 4/1/23	214	228

		774

Government National Mortgage Association - 1.4%
Series 2011-41, Class PA,
4.00%, 1/20/41	2,293	2,378
Series 2012-123, Class A,
1.04%, 7/16/46	2,641	2,438
Series 2013-12, Class KA,
1.50%, 12/16/43	378	368
Series 2013-142, Class AD,
2.25%, 12/16/47	1,467	1,440
Series 2013-17, Class AF,
1.21%, 11/16/43	1,259	1,230
Series 2013-92, Class AB,
2.00%, 2/16/43	590	584

		8,438

Government National Mortgage Association II - 0.3%
Pool #82581,
4.00%, 7/20/40	692	722
Pool #83021,
3.00%, 1/20/42	955	1,004

		1,726

Total U.S. Government Agencies (Cost $17,450)		17,288

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 31.7%
U.S. Treasury Notes - 31.7%
0.25%, 10/31/15	$5,090	$5,090
0.38%, 2/15/16	17,810	17,817
0.88%, 9/15/16	15,770	15,853
0.63%, 10/15/16	15,865	15,870
0.63%, 12/31/16	80,945	80,837
0.63%, 2/15/17	23,420	23,361
0.75%, 3/15/17	10,335	10,331
1.00%, 12/15/17	16,015	15,977
1.63%, 12/31/19	14,415	14,394

		199,530

Total U.S. Government Obligations (Cost $199,545)		199,530

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 6.8%
FlexShares Trust-FlexShares Disciplined Duration MBS Index Fund(5) (6)	5,000	$126
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(7) (8)	42,754,531	42,755

Total Investment Companies (Cost $42,880)		42,881

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.5%
U.S. Treasury Bill,
0.09%, 4/2/15(9)	$3,300	$3,300

Total Short-Term Investments (Cost $3,299)		3,300

Total Investments - 99.3% (Cost $628,335)		624,720

Other Assets less Liabilities - 0.7%		4,663

NET ASSETS - 100.0%		$629,383

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2014, the value of these restricted illiquid securities amounted to approximately $ 28,568,000 or 4.5% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
2.75%, 5/15/17	5/8/14	$1,090

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
3.75%, 5/15/19	5/8/14	490

ANZ New Zealand Int’l Ltd.,
1.13%, 3/24/16	3/20/13	255

ANZ New Zealand Int’l Ltd.,
1.40%, 4/27/17	2/20/14	805

Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
1.20%, 3/10/17	3/4/14	834

Bayer US Finance LLC,
1.50%, 10/6/17	10/1/14	550

Bombardier, Inc.,
4.25%, 1/15/16	1/9/13	1,000

California Resources Corp.,
5.50%, 9/15/21	9/11/14	750

CONSOL Energy, Inc.,
5.88%, 4/15/22	7/29/14	719

Daimler Finance North America LLC,
1.45%, 8/1/16	7/24/13-4/3/14	678

FMG Resources August 2006 Pty Ltd.,
6.88%, 4/1/22	1/15/14-1/16/14	747

Fresenius Medical Care US Finance II, Inc.,
4.13%, 10/15/20	10/24/14	750

Gannett Co., Inc.,
4.88%, 9/15/21	9/3/14	985

Glencore Funding LLC,
1.59%, 1/15/19	5/22/13	1,065

INEOS Group Holdings S.A.,
6.13%, 8/15/18	5/2/13	750

Jaguar Land Rover Automotive PLC,
4.25%, 11/15/19	10/28/14	2,665

KKR Group Finance Co. LLC,
6.38%, 9/29/20	4/15/13	462

Medtronic, Inc.,
1.50%, 3/15/18	12/1/14	548

Metropolitan Life Global Funding I,
1.30%, 4/10/17	4/7/14	414

Mizuho Bank Ltd.,
2.45%, 4/16/19	4/9/14	549

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	398

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Owens-Brockway Glass Container, Inc.,
5.00%, 1/15/22	11/18/14	$500

Pernod Ricard S.A.,
2.95%, 1/15/17	1/10/12-4/12/13	1,151

Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp.,
6.50%, 4/15/21	4/9/13	290

Sanmina Corp.,
4.38%, 6/1/19	5/20/14	950

SBA Tower Trust,
2.93%, 12/15/17	6/12/14	623

Schaeffler Holding Finance B.V.,
6.25%, 11/15/19	10/21/14	1,000

SM Energy Co.,
6.13%, 11/15/22	11/12/14	500

Smithfield Foods, Inc.,
5.25%, 8/1/18	7/19/13	675

Standard Chartered PLC,
1.50%, 9/8/17	9/3/14	944

Ultra Petroleum Corp.,
5.75%, 12/15/18	12/6/13	820

Univision Communications, Inc.,
6.88%, 5/15/19	3/14/13-10/29/14	2,299

Virgin Media Secured Finance PLC,
5.38%, 4/15/21	2/7/13	475

Volkswagen Group of America Finance LLC,
1.60%, 11/20/17	11/12/14	1,039

WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17	9/10/14	530

Wm Wrigley Jr Co.,
1.40%, 10/21/16	10/16/13	814

(3)	Security is payment-in-kind bond.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	Investment in affiliated fund. Northern Trust Investments, Inc. is the adviser to the Fund and the investment adviser to FlexShares Trust.
(6)	At March 31, 2014, the value of the Fund’s investment in the FlexShares Disciplined Duration MBS Index Fund of FlexShares Trust was $0 with gross purchases of approximately $126,000 and no sales during the nine months ended December 31, 2014.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $4,055,000 with net purchases of approximately $38,700,000 during the nine months ended December 31, 2014.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

At December 31, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
5-Year U.S. Treasury Note	(228)	$27,116	Short	3/15	$57
2-Year U.S. Treasury Note	76	16,613	Long	3/15	(30)

Total					$27

At December 31, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	34.1%
U.S. Agency	1.1
AAA	20.0
AA	2.7
A	12.4
BBB	12.8
BB	6.2
B	3.4
CCC	0.4
Cash Equivalents	6.9

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$128,019	(1)	$—	$128,019
Corporate Bonds	—	178,609	(1)	—	178,609
Foreign Issuer Bonds	—	55,093	(1)	—	55,093
U.S. Government Agencies	—	17,288	(1)	—	17,288
U.S. Government Obligations	—	199,530	(1)	—	199,530
Investment Companies	42,881	—		—	42,881
Short-Term Investments	—	3,300		—	3,300

Total Investments	$42,881	$581,839		$—	$624,720

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$57	$—		$—	$57
Liabilities
Futures Contracts	(30)	—		—	(30)

Total Other Financial Instruments	$27	$—		$—	$27

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$628,341

Gross tax appreciation of investments	$876
Gross tax depreciation of investments	(4,497)

Net tax depreciation of investments	$(3,621)

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 12.1%(1)
Fannie Mae - 0.5%
Pool #555649,
7.50%, 10/1/32	$74	$84
Pool #893082,
2.42%, 9/1/36	862	931

		1,015

Freddie Mac - 2.5%
Pool #1J0365,
2.42%, 4/1/37	674	724
Pool #1J2840,
2.40%, 9/1/37	1,359	1,462
Pool #1Q0323,
2.96%, 5/1/37	2,298	2,410
Pool #410092,
2.29%, 11/1/24	13	13

		4,609

Government National Mortgage Association - 7.8%
Series 2012-123, Class A,
1.04%, 7/16/46	2,588	2,389
Series 2013-12, Class KA,
1.50%, 12/16/43	1,683	1,637
Series 2013-142, Class AD,
2.25%, 12/16/47	2,938	2,886
Series 2013-17, Class AF,
1.21%, 11/16/43	2,598	2,539
Series 2013-92, Class AB,
2.00%, 2/16/43	4,828	4,779

		14,230

Government National Mortgage Association II - 1.3%
Pool #82581,
4.00%, 7/20/40	2,308	2,407

Total U.S. Government Agencies (Cost $22,402)		22,261

U.S. GOVERNMENT OBLIGATIONS - 77.7%
U.S. Treasury Inflation Indexed Notes - 3.3%
0.13%, 4/15/19	6,000	6,013

U.S. Treasury Notes - 74.4%
1.25%, 10/31/15	11,620	11,714
0.63%, 12/31/16	33,840	33,795
0.63%, 2/15/17	8,735	8,713
0.63%, 8/31/17	28,610	28,337
1.00%, 12/15/17	26,575	26,513
1.38%, 6/30/18	6,170	6,182
1.50%, 2/28/19	190	190
1.00%, 9/30/19	6,250	6,078
1.63%, 12/31/19	14,965	14,943

		136,465

Total U.S. Government Obligations (Cost $142,520)		142,478

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 5.1%
FlexShares Trust-FlexShares Disciplined Duration MBS Index Fund(2) (3)	7,000	$176
Northern Institutional Funds - U.S. Government Portfolio, 0.01%(4) (5)	9,189,440	9,189

Total Investment Companies (Cost $9,365)		9,365

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 5.1%
U.S. Treasury Bills,
0.09%, 10/15/15	$5,450	$5,442
0.12%, 4/2/15(6)	4,000	4,000

Total Short-Term Investments (Cost $9,445)		9,442

Total Investments - 100.0% (Cost $183,732)		183,546

Liabilities less Other Assets - 0.0%		(85)

NET ASSETS - 100.0%		$183,461

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the adviser to the Fund and the investment adviser to FlexShares Trust.
(3)	At March 31, 2014, the value of the Fund’s investment in the FlexShares Disciplined Duration MBS Index Fund of FlexShares Trust was $0 with gross purchases of approximately $176,000 and no sales during the nine months ended
December 31, 2014.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	At March 31, 2014, the value of the Fund’s investment in the U.S. Government Portfolio of Northern Institutional Funds was approximately $7,142,000 with net purchases of approximately $2,047,000 during the nine months ended December 31, 2014.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued	DECEMBER 31, 2014 (UNAUDITED)

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At December 31, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
2-Year U.S. Treasury Note	88	$19,236	Long	3/15	$(35)
5-Year U.S. Treasury Note	62	7,374	Long	3/15	(13)
10-Year U.S. Treasury Note	(17)	2,156	Short	3/15	(6)

Total					$(54)

At December 31, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	91.8%
U.S. Agency	3.1
Not Rated	0.1
Cash Equivalents	5.0

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$22,261	(1)	$—	$22,261
U.S. Government Obligations	—	142,478	(1)	—	142,478
Investment Companies	9,365	—		—	9,365
Short-Term Investments	—	9,442		—	9,442

Total Investments	$9,365	$174,181		$—	$183,546

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(54)	$—		$—	$(54)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$183,742

Gross tax appreciation of investments	$393
Gross tax depreciation of investments	(589)

Net tax depreciation of investments	$(196)

FIXED INCOME FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.7%
Credit Card - 0.7%
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6,
1.32%, 9/7/18	$20,000	$20,111

Total Asset-Backed Securities (Cost $19,999)		20,111

CORPORATE BONDS - 14.5%
Automobiles Manufacturing - 2.1%
Daimler Finance North America LLC,
2.30%, 1/9/15(1) (2)	3,000	3,001
Ford Motor Credit Co. LLC,
1.68%, 9/8/17	4,000	3,968
1.07%, 3/12/19	24,750	24,608
Hyundai Capital America,
1.63%, 10/2/15(1)	6,000	6,025
1.45%, 2/6/17(1)	3,000	2,989
Nissan Motor Acceptance Corp.,
1.00%, 3/15/16(1) (2)	20,000	20,009

		60,600

Banks - 2.4%
Bank of America N.A.,
1.13%, 11/14/16	11,000	10,960
BB&T Corp.,
0.89%, 2/1/19	5,000	5,002
Capital One N.A.,
0.70%, 3/22/16	1,000	1,001
1.50%, 9/5/17	8,300	8,233
Citizens Bank N.A.,
1.60%, 12/4/17	16,000	15,930
HSBC USA, Inc.,
2.38%, 2/13/15	2,000	2,004
1.14%, 9/24/18	8,000	8,070
Manufacturers & Traders Trust Co.,
1.40%, 7/25/17	14,000	13,980
US Bancorp,
3.44%, 2/1/16	5,000	5,119

		70,299

Chemicals - 0.3%
Monsanto Co.,
1.15%, 6/30/17	10,000	9,923

Commercial Finance - 0.2%
GATX Corp.,
1.25%, 3/4/17	7,000	6,932

Consumer Finance - 0.6%
American Express Credit Corp.,
0.79%, 3/18/19	16,500	16,431

Diversified Banks - 2.6%
Bank of America Corp.,
1.25%, 1/11/16	7,000	7,012
1.32%, 3/22/18	2,000	2,015
1.27%, 1/15/19	5,000	5,071
1.13%, 4/1/19	10,000	10,017
Citigroup, Inc.,
1.30%, 11/15/16	6,100	6,092
1.03%, 4/8/19	18,000	18,068
JPMorgan Chase & Co.,
1.13%, 2/26/16	20,000	20,052
Wells Fargo & Co.,
1.25%, 2/13/15	6,000	6,006

		74,333

Electrical Equipment Manufacturing - 0.1%
Amphenol Corp.,
1.55%, 9/15/17	3,250	3,241

Financial Services - 1.9%
Goldman Sachs Group (The), Inc.,
1.60%, 11/23/15	10,000	10,052
1.04%, 12/15/17	5,000	4,993
1.33%, 11/15/18	9,000	9,088
Morgan Stanley,
1.75%, 2/25/16	14,245	14,322
1.01%, 1/5/18	3,500	3,501
1.51%, 4/25/18	4,000	4,064
1.08%, 1/24/19	8,000	8,016

		54,036

Food & Beverage - 0.3%
ConAgra Foods, Inc.,
1.30%, 1/25/16	3,600	3,599
Kellogg Co.,
1.13%, 5/15/15	2,000	2,005
Kraft Foods Group, Inc.,
1.63%, 6/4/15	2,000	2,009

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 14.5% continued
Food & Beverage - 0.3% continued
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1) (2)	$1,165	$1,166

		8,779

Health Care Facilities & Services - 0.2%
Express Scripts Holding Co.,
1.25%, 6/2/17	5,000	4,948

Medical Equipment & Devices Manufacturing - 0.2%
Becton Dickinson and Co.,
1.80%, 12/15/17	5,000	5,018

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.,
2.30%, 11/14/17	7,000	7,008
Glencore Funding LLC,
1.70%, 5/27/16(1) (2)	3,000	3,005

		10,013

Oil & Gas Services & Equipment - 0.8%
Cameron International Corp.,
1.15%, 12/15/16	3,000	2,969
Halliburton Co.,
1.00%, 8/1/16	20,500	20,479

		23,448

Pharmaceuticals - 0.7%
AbbVie, Inc.,
1.20%, 11/6/15	17,000	17,050
Mylan, Inc.,
1.35%, 11/29/16	3,000	2,985

		20,035

Pipeline - 0.1%
Enterprise Products Operating LLC,
1.25%, 8/13/15	3,300	3,309

Railroad - 0.0%
CSX Corp.,
6.25%, 4/1/15	1,314	1,332

Real Estate - 0.5%
ARC Properties Operating Partnership L.P./Clark Acquistition LLC,
2.00%, 2/6/17	10,000	9,531
WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17(1)	5,000	4,973

		14,504

Retail - Consumer Discretionary - 0.2%
AutoZone, Inc.,
1.30%, 1/13/17	5,000	4,981

Supermarkets & Pharmacies - 0.2%
Walgreens Boots Alliance, Inc.,
1.75%, 11/17/17	5,000	5,012

Utilities - 0.3%
Dominion Resources, Inc.,
1.25%, 3/15/17	9,000	8,966

Wireless Telecommunications Services - 0.5%
Verizon Communications, Inc.,
2.50%, 9/15/16	3,888	3,974
1.99%, 9/14/18	11,623	12,091

		16,065

Total Corporate Bonds (Cost $422,401)		422,205

FOREIGN ISSUER BONDS - 12.1%
Automobiles Manufacturing - 0.1%
Hyundai Capital Services, Inc.,
1.04%, 3/18/17(1)	4,000	3,992

Banks - 5.6%
Abbey National Treasury Services PLC,
1.38%, 3/13/17	18,000	17,978
1.65%, 9/29/17	25,000	24,926
ABN AMRO Bank N.V.,
1.38%, 1/22/16(1) (2)	13,000	13,053
1.03%, 10/28/16(1)	10,000	10,072
Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
1.00%, 2/26/16(1) (2)	20,000	20,004
BPCE S.A.,
1.48%, 4/25/16	10,000	10,110
1.63%, 2/10/17	3,000	3,006
Commonwealth Bank of Australia,
1.95%, 3/16/15	3,000	3,009
ING Bank N.V.,
1.89%, 9/25/15(1)	8,500	8,587
1.19%, 3/7/16(1) (2)	20,000	20,104
Macquarie Bank Ltd.,
2.00%, 8/15/16(1) (2)	13,000	13,158
1.65%, 3/24/17(1)	5,000	5,017
National Australia Bank Ltd.,
1.60%, 8/7/15	10,000	10,058

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.1% continued
Banks - 5.6% continued
Oversea-Chinese Banking Corp. Ltd.,
1.63%, 3/13/15(1) (2)	$4,000	$4,007

		163,089

Diversified Banks - 2.9%
Bank of Nova Scotia (The),
1.85%, 1/12/15	6,000	6,001
BNP Paribas S.A.,
1.25%, 12/12/16	25,000	24,984
Credit Agricole S.A.,
1.39%, 4/15/16(1) (2)	19,500	19,676
1.11%, 10/3/16(1)	10,000	10,062
Societe Generale S.A.,
1.34%, 10/1/18	24,000	24,424

		85,147

Exploration & Production - 0.4%
Sinopec Group Overseas Development 2014 Ltd.,
1.15%, 4/10/19(1)	10,000	10,008

Financial Services - 0.3%
Hutchison Whampoa International 2014 Ltd.,
1.63%, 10/31/17(1)	8,500	8,430

Food & Beverage - 0.7%
Suntory Holdings Ltd.,
1.65%, 9/29/17(1)	20,000	19,940

Government Development Banks - 0.3%
Korea Development Bank (The),
1.00%, 1/22/16	4,000	3,994
3.25%, 3/9/16	3,800	3,889

		7,883

Integrated Oils - 1.0%
BP Capital Markets PLC,
0.88%, 9/26/18	5,000	4,954
Petrobras Global Finance B.V.,
1.85%, 5/20/16	18,000	17,055
3.25%, 3/17/17	4,350	4,100
Petrobras International Finance Co.,
2.88%, 2/6/15	2,000	1,992

		28,101

Machinery Manufacturing - 0.1%
Pentair Finance S.A.,
1.35%, 12/1/15	4,000	4,007

Medical Equipment & Devices Manufacturing - 0.1%
Covidien International Finance S.A.,
1.35%, 5/29/15	2,700	2,708

Metals & Mining - 0.1%
Xstrata Finance Canada Ltd.,
2.05%, 10/23/15(1)	4,000	4,026

Pharmaceuticals - 0.3%
Actavis Funding SCS,
1.30%, 6/15/17	10,000	9,818

Tobacco - 0.1%
BAT International Finance PLC,
1.40%, 6/5/15(1)	3,000	3,005

Travel & Lodging - 0.1%
Carnival Corp.,
1.20%, 2/5/16	2,000	1,999

Total Foreign Issuer Bonds (Cost $352,306)		352,153

U.S. GOVERNMENT OBLIGATIONS - 0.7%
U.S. Treasury Notes - 0.7%
0.63%, 12/31/16	10,000	9,987
1.00%, 12/15/17	10,000	9,976

		19,963

Total U.S. Government Obligations (Cost $19,959)		19,963

MUNICIPAL BONDS - 65.7%
Alabama - 0.1%
Alabama State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/16	3,000	3,220

Alaska - 0.0%
Alaska State Housing Finance Corp. Revenue Bonds, Series A, State Capital Project (G.O. of Corp. Insured),
5.00%, 12/1/15	1,000	1,044

Arizona - 0.1%
Arizona School Facilities Board Refunding COPS, Series A-2,
4.00%, 9/1/15	1,000	1,025

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 65.7% continued
Arizona - 0.1% continued
Maricopa County High School District No. 210 Phoenix G.O. Limited Refunding Bonds,
3.00%, 7/1/16	$1,850	$1,924

		2,949

Arkansas - 0.2%
Arkansas State Federal Highway Grant Anticipation G.O. Unlimited Bonds,
5.00%, 4/1/15	2,600	2,632
North Little Rock School District No. 1 Construction G.O. Limited Bonds, Series B (State Aid Withholding),
5.00%, 2/1/16	1,785	1,871

		4,503

California - 5.7%
Bay Area Toll Bridge Authority Variable Revenue Bonds, Series A,
1.00%, Mandatory Put 4/3/17	25,000	25,032
Beverly Hills Public Financing Authority Lease Revenue Refunding Bonds, Series A, Project of 2003,
3.00%, 6/1/15	2,985	3,021
California State Department of Water Supply Resources Revenue Bonds, Series M,
5.00%, 5/1/15	5,650	5,742
California State Department of Water System Resources Center Valley Project Variable Revenue Bonds, Series AT,
0.33%, Mandatory Put 12/1/17	9,000	9,000
California State Earthquake Authority TRB,
1.82%, 7/1/17	2,500	2,487
California State G.O. Unlimited Refunding Bonds,
5.00%, 2/1/15	5,000	5,021
California State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/16	5,635	6,059
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/16	1,000	1,072
California State Index Floating Rate G.O. Unlimited Bonds, Series D,
0.81%, Mandatory Put 12/1/17	5,000	5,052
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series A1, J Paul Getty Trust,
0.31%, Mandatory Put 4/1/16	7,305	7,307
California State Infrastructure & Economic Development Bank Various Revenue Refunding Bonds, Series A2, The J Paul Getty Trust,
0.31%, Mandatory Put 4/3/17	13,800	13,813
California State Municipal Finance Authority Multi Family Housing Revenue Bonds, Series A, Meadowbrook Housing Partners L.P. (Collateralized by FHLMC Securities),
0.50%, 4/1/15	8,800	8,800
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 9/1/15	3,000	3,097
5.00%, 9/1/16	7,435	7,995
California State Various Purpose G.O. Unlimited Refunding Bonds,
4.00%, 2/1/16	10,500	10,923
5.00%, 4/1/17	4,000	4,389
California Statewide Communities Development Authority Student Housing Revenue Bonds, UCI East Apartments Irvine LLC, Prerefunded,
5.63%, 5/15/15	4,000	4,082
Los Angeles Community College District G.O. Unlimited Bonds, Series G,
3.00%, 8/1/17(3)	3,000	3,181
Los Angeles Solid Waste Resource Revenue Bonds, Series A,
5.00%, 2/1/16	700	736
Los Angeles Solid Waste Resource Revenue Refunding Bonds, Series B,
5.00%, 2/1/16	10,000	10,521
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 6/1/15	5,500	5,610
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series C,
4.00%, 10/1/15	3,000	3,087
Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
0.50%, 7/1/18(1) (2)	7,000	7,000
Sacramento Municipal Utility District Electricity Revenue Bonds, Series U (AGM Insured),
3.38%, 8/15/15	5,000	5,101

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 65.7% continued
California - 5.7% continued
San Francisco City & County Public Utilities Commission Revenue Refunding Bonds, Series A,
3.00%, 10/1/15	$3,000	$3,064
4.00%, 10/1/15	2,000	2,058
San Francisco City & County Road Repaving & Street Safety G.O. Unlimited Bonds, Series C,
5.00%, 6/15/15	2,000	2,045

		165,295

Colorado - 0.6%
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Series A (State Higher Education Intercept Program),
3.00%, 3/1/16	2,250	2,320
Denver City & County G.O. Unlimited Refunding Bonds, Series A, Better Denver,
5.00%, 8/1/16	15,000	16,090

		18,410

Connecticut - 1.9%
Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion,
4.00%, 10/15/16	2,640	2,807
Connecticut State G.O. Unlimited Bonds, Series A, Sifma Index,
0.26%, 3/1/16	1,000	1,000
0.45%, 3/1/18	1,000	999
Connecticut State G.O. Unlimited Bonds, Series D, Sifma Index,
0.91%, 8/15/18	1,500	1,523
Connecticut State G.O. Unlimited Refunding Bonds,
5.00%, 3/15/15	4,000	4,040
Connecticut State G.O. Unlimited Refunding Bonds, Series C,
4.00%, 6/15/16	19,500	20,532
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University,
0.80%, Mandatory Put 7/26/17	17,000	17,034
Connecticut State SIFMA Index G.O. Unlimited Bonds, Series B,
0.52%, 3/1/19	1,500	1,495
Connecticut State Variable G.O. Unlimited Bonds, Series D,
0.32%, 9/15/15	4,000	4,007
University of Connecticut Revenue Bonds, Series A,
4.00%, 8/15/15	2,000	2,048

		55,485

Delaware - 0.1%
Delaware State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/17	1,540	1,682
University of Delaware Variable Revenue Bonds, Series C,
0.70%, Mandatory Put 5/1/16	2,000	2,005

		3,687

District of Columbia - 0.6%
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series E,
0.63%, 12/1/15	16,775	16,816

Florida - 4.8%
Citizens Property Insurance Corp. Adjustable Personal & Commercial Lines Revenue Bonds, Series S,
1.28%, 6/1/15	23,500	23,605
Citizens Property Insurance Corp. High Risk Revenue Bonds, Series A1, Senior Secured,
5.00%, 6/1/15	19,400	19,789
5.00%, 6/1/16	5,750	6,112
Citizens Property Insurance Corp. High Risk Senior Secured Revenue Bonds, Series A-1,
6.00%, 6/1/16	8,875	9,558
5.50%, 6/1/17	2,600	2,875
Citizens Property Insurance Corp. Revenue Bonds, Series A-1, Senior Secured,
5.00%, 6/1/16	1,000	1,063
5.00%, 6/1/17	7,100	7,767
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series B (State Gtd.),
5.00%, 1/1/15	2,000	2,000
Florida State Board of Governors University System Improvement Revenue Refunding Bonds, Series A,
5.00%, 7/1/15	1,000	1,024
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series C, Capital Outlay,
5.00%, 6/1/15	4,880	4,979

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 65.7% continued
Florida - 4.8% continued
Florida State Department of Environmental Protection Preservation Revenue Refunding Bonds,
5.00%, 7/1/17	$5,000	$5,523
Florida State Housing Finance Corp. Revenue Bonds, Series C, Garden Vista Apartments,
0.55%, 3/1/16	4,000	4,000
Florida State Housing Finance Corp. Revenue Bonds, Series SE, Crossing at Indian Run Apartments,
0.55%, 6/1/16	7,000	7,001
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, Escrowed To Maturity,
5.00%, 7/1/15	3,285	3,364
5.00%, 7/1/16	1,450	1,549
Florida State Turnpike Authority Revenue Bonds, Series B,
5.00%, 7/1/16	7,500	8,013
Florida State Turnpike Authority Revenue Refunding Bonds, Series A, Department of Transportation,
5.00%, 7/1/16	5,000	5,342
Florida State Turnpike Authority Revenue Refunding Bonds, Series C, Department of Transportation,
5.00%, 7/1/16	4,430	4,733
Greater Orlando Aviation Authority Airport Facilities Revenue Refunding Bonds, Series A (AMT) (AGM Insured),
5.00%, 10/1/16	3,145	3,387
Hillsborough County Aviation Authority, Tampa International Airport Revenue Refunding Bonds, Subseries A (AMT),
4.00%, 10/1/15	2,000	2,058
Jacksonville Special Revenue Refunding Bonds, Series C,
5.00%, 10/1/15	1,000	1,036
Jea Electric System Revenue Bonds, Subseries B,
5.00%, 10/1/15	900	933
Lakeland Energy System Variable Revenue Refunding Bonds,
0.78%, 10/1/17	1,000	1,004
Miami-Dade County Housing Finance Authority Revenue Bonds, Golfside Villas Apartments Project,
0.55%, 5/1/16	5,500	5,499
Okeechobee County Solid Waste Disposal Management Landfill Variable Revenue Bonds, Series A,
2.25%, Mandatory Put 7/1/16	1,250	1,286
Palm Beach County School Board Term Rate COPS, Series A,
5.00%, Mandatory Put 8/1/16	3,900	4,170
Pasco County School District Sales TRB,
3.00%, 10/1/15	1,000	1,021
3.00%, 10/1/16	1,350	1,407

		140,098

Georgia - 2.1%
Albany Sales Tax G.O. Unlimited Bonds,
2.00%, 6/1/15	1,300	1,310
Atlanta Airport Revenue Refunding Bonds, Series C (AMT),
4.00%, 1/1/16	2,000	2,074
5.00%, 1/1/17	2,500	2,715
Atlanta Water & Wastewater Revenue Refunding Bonds, Series B,
5.00%, 11/1/15	3,000	3,121
Burke County Development Authority Revenue Bonds, Georgia Power Co. Plant Vogle Project,
1.38%, Mandatory Put 4/4/17	1,000	1,003
Columbia County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 4/1/16	1,800	1,906
Georgia State G.O. Unlimited Bonds, Series C-1,
5.00%, 10/1/16	13,000	14,033
Georgia State G.O. Unlimited Bonds, Series H,
5.00%, 12/1/16	6,000	6,517
Metropolitan Atlanta Rapid Transit Authority Sales Tax Variable Revenue Bonds, Series A,
0.33%, Mandatory Put 7/1/17	20,500	20,518
Metropolitan Atlanta Rapid Transit Authority Sales Variable TRB, Series B, Second Indenture,
0.31%, Mandatory Put 7/1/17	6,000	6,003
Private Colleges & Universities Authority Revenue Bonds, Series A, Emory University,
4.00%, 10/1/15	1,390	1,430

		60,630

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 65.7% continued
Hawaii - 0.5%
Hawaii State Airports System Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/16	$6,100	$6,506
Hawaii State G.O. Unlimited Refunding Bonds, Series EK,
5.00%, 8/1/16	1,000	1,073
Hawaii State Housing Finance & Development Corp. Multi Family Revenue Bonds, Series A, Halekauwila Place,
0.70%, 12/1/15	6,000	6,001

		13,580

Illinois - 0.3%
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B (AMT), Passenger Facility Charge,
5.00%, 1/1/15	1,250	1,250
Evanston G.O. Unlimited Refunding Bonds, Series B,
2.00%, 12/1/15	1,920	1,951
Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series A,
5.00%, 6/15/16	4,700	5,015

		8,216

Indiana - 1.7%
Indiana State Health Facility Financing Authority Revenue Bonds, Series A-1, Ascension Health Credit Group,
0.30%, Mandatory Put 2/3/16	20,000	19,996
Indiana State Health Facility Financing Authority Revenue Bonds, Subseries A-3, Ascension Health Credit Group,
4.00%, Mandatory Put 8/1/17	5,000	5,403
Whiting Environmental Facilities Variable Revenue Bonds,
0.78%, Mandatory Put 12/2/19	25,000	24,875

		50,274

Iowa - 0.0%
Johnston G.O. Unlimited Refunding Bonds, Series A,
4.00%, 6/1/15	1,225	1,244

Kansas - 0.3%
Kansas State Department of Transportation Highway Adjustable Revenue Refunding Bonds, Series B-4, Libor Index,
0.42%, 9/1/18	4,000	4,001
Kansas State Department of Transportation Highway Adjustable Revenue Refunding Bonds, Series B-5, Libor Index,
0.50%, 9/1/19	3,500	3,489

		7,490

Kentucky - 0.1%
Danville City Water & Sewer Revenue Bonds, BANS,
2.00%, 8/1/16	2,000	2,033
Kentucky State Asset Liability Commission General Receipts Revenue Bonds, Series A, University Project Notes (AMBAC Insured),
5.00%, 10/1/15	2,215	2,295

		4,328

Louisiana - 1.4%
Ernest N Morial-New Orleans Exhibit Hall Authority Special Tax Refunding Bonds,
4.00%, 7/15/17	1,000	1,074
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/15/15	1,000	1,026
Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series A, 2nd Lien, Libor Index,
0.58%, Mandatory Put 5/1/18	19,000	19,011
Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series B2, Second Lien,
0.66%, Mandatory Put 5/1/18	20,000	20,131
Shreveport Water & Sewer Improvement G.O. Unlimited Bonds,
4.00%, 9/1/17	1,000	1,081

		42,323

Maryland - 4.8%
Anne Arundel County Consolidated General Improvements G.O. Limited Bonds,
5.00%, 4/1/16	3,215	3,403
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 2/1/17	5,500	6,005
5.00%, 8/1/17	5,425	6,022
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 11/1/16	13,150	14,239

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 65.7% continued
Maryland - 4.8% continued
Baltimore Wastewater Project Revenue Bonds, Subseries C,
3.00%, 7/1/17	$760	$801
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series A,
3.00%, 3/15/15	1,000	1,006
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series B,
5.00%, 3/15/16	4,150	4,386
5.00%, 3/15/17	6,300	6,908
Maryland State & Local Facilities Loan of 2013 G.O. Limited Bonds, First Series,
5.00%, 3/1/16	4,000	4,221
Maryland State Department of Transportation Consolidated Revenue Bonds,
4.00%, 2/15/16	4,855	5,060
5.50%, 6/1/17	6,200	6,920
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series C, (The) Johns Hopkins Health System,
0.93%, Mandatory Put 11/15/17	5,000	5,026
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series D, (The) Johns Hopkins Health System,
0.93%, Mandatory Put 11/15/17	5,000	5,026
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Series A, Johns Hopkins Health System,
0.70%, Mandatory Put 5/15/18	15,100	15,111
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Series B, Johns Hopkins Health System,
0.69%, Mandatory Put 5/15/18	10,700	10,701
Maryland State Housing & Community Development Administration Department Variable Revenue Bonds, Series B,
0.97%, Mandatory Put 3/1/16	1,100	1,104
Montgomery County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/16	4,000	4,277
Montgomery County G.O. Unlimited Bonds, Series A,
5.00%, 11/1/16	12,000	12,994
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 11/1/16	7,625	8,257
Prince George’s County Consolidated Public Improvement G.O. Limited Refunding Bonds, Series B,
5.00%, 12/1/16	8,000	8,689
University System of Maryland Auxilary Facility & Tuition Revenue Bonds, Series A,
5.00%, 4/1/16	4,570	4,840
University System of Maryland Auxilary Facility & Tuition Revenue Refunding Bonds, Series B,
4.00%, 4/1/16	3,500	3,661

		138,657

Massachusetts - 3.4%
Cambridge Municipal Purpose Loan G.O. Limited Bonds,
2.00%, 2/15/15	3,175	3,183
Massachusetts Development Finance Agency Revenue Bonds, Series P, TUFTS University,
3.00%, Mandatory Put 2/16/16	5,240	5,394
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series A, Harvard University,
5.00%, 11/15/17	1,000	1,120
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series A, University of Massachusetts,
0.70%, Mandatory Put 4/1/16	7,500	7,508
Massachusetts Housing Development Finance Agency Revenue Bonds, Colonial Estates,
0.95%, 3/1/16	9,900	9,924
Massachusetts Housing Finance Agency Revenue Bonds, Series E,
0.95%, 6/1/16	4,500	4,507
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series U-1, Boston University,
0.61%, Mandatory Put 3/30/17	8,000	8,005
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series U-6E, Boston University,
0.58%, Mandatory Put 9/30/16	5,100	5,112

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 65.7% continued
Massachusetts - 3.4% continued
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series M,
0.58%, Mandatory Put 1/30/18	$24,370	$24,371
Massachusetts State Federal Highway Revenue Bonds, Accelerated GANS, Series A,
4.00%, 6/15/16	1,000	1,053
Massachusetts State G.O. Limited Bonds, Series A,
5.00%, 12/1/16	6,000	6,514
Massachusetts State G.O. Limited Refunding Bonds, Series C,
3.00%, 8/1/16	9,000	9,368
Massachusetts State Housing Finance Agency Revenue Bonds, Series A, Construction Loan Notes,
0.65%, 12/1/16	1,000	999
Massachusetts State Housing Finance Agency Revenue Bonds, Series C, Construction Loan Notes,
0.95%, 12/1/15	5,000	5,011
Nantucket G.O. Limited Refunding Bonds,
2.00%, 10/1/15	1,035	1,049
University of Massachusetts Building Authority Revenue Refunding Bonds, Senior Series 2 (AMBAC Insured),
4.00%, 11/1/15	5,000	5,160

		98,278

Michigan - 0.3%
Michigan State Finance Authority Revenue Refunding Bonds, Clean Water Subordinate State Revolving Fund,
5.00%, 10/1/15	1,650	1,710
Michigan State Finance Authority Revenue Refunding Bonds, Drinking Water Subordinate State Revolving Fund,
5.00%, 10/1/15	2,275	2,358
Michigan State G.O. Unlimited Refunding Bonds,
5.50%, 12/1/15	1,075	1,128
Michigan State Strategic Fund Exempt Facilities Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project,
1.50%, Mandatory Put 8/1/17	2,500	2,494
Warren Downtown Development G.O. Limited Tax Refunding Bonds,
2.00%, 10/1/16	1,000	1,021
2.00%, 10/1/17	900	921

		9,632

Minnesota - 5.1%
Chaska Independent School District No. 112 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program Insured),
2.00%, 2/1/15	1,595	1,598
Edina G.O. Unlimited Refunding Bonds, Series B,
3.00%, 2/1/17	3,690	3,876
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area G.O. Unlimited Bonds, Series C, Transit Notes,
5.00%, 3/1/16	10,205	10,765
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area G.O. Unlimited GANS, Series A,
1.00%, 3/1/16	38,700	38,891
Minnesota State Appropriation General Fund Revenue Bonds, Series A,
3.00%, 6/1/16	1,500	1,556
4.00%, 6/1/16	2,000	2,103
Minnesota State G.O. Unlimited Bonds, Prerefunded,
5.00%, 11/1/16	7,000	7,566
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/16	13,670	14,663
Minnesota State Public Facilities Authority Water PCR Refunding Bonds, Series B,
5.00%, 3/1/17	22,000	24,089
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 8/1/16	10,000	10,727
Minnesota State Various Purpose G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 8/1/17	16,000	17,752
Moorhead Independent School Building District No. 152 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program Insured),
5.00%, 4/1/16	2,500	2,647
Pipestone County Medical Center Revenue BANS,
0.85%, 5/1/17	1,100	1,098
University of Minnesota Revenue Bonds, Series B,
4.00%, 1/1/17	1,600	1,709

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 65.7% continued
Minnesota - 5.1% continued
Wayzata Independent School District No. 284 G.O. Unlimited Refunding Bonds (School District Credit Program Insured),
5.00%, 2/1/17	$7,620	$8,308

		147,348

Mississippi - 0.1%
Mississippi State Business Finance Corp. Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project,
1.13%, Mandatory Put 9/1/17	2,250	2,247

Missouri - 0.1%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds,
5.00%, 1/1/17	2,000	2,168

Municipal States Pooled Securities - 1.7%
BB&T Municipal Trust Certificates Revenue Bonds, Class C,
0.47%, 11/15/17(1) (2)	20,000	20,000
BB&T Municipal Trust Variable Revenue Bonds, Series C (Rabobank Nederland LOC),
0.53%, 12/1/15(1) (2)	4,139	4,140
Nuveen Dividend Advantage Municipal Fund 3 Tax-Exempt Preferreds (AMT), Important Institutional Municipal Fund,
0.78%, 10/1/17(1) (2)	25,000	25,006

		49,146

Nevada - 1.3%
Clark County Airport System Revenue Bonds, Series C1 (AMT), Junior Sub Lien,
2.50%, 7/1/15	7,750	7,839
Clark County Airport System Revenue Refunding Bonds, Series A-1 (AMT), Subordinate Lien,
5.00%, 7/1/15	2,250	2,305
5.00%, 7/1/16	3,000	3,199
5.00%, 7/1/17	4,500	4,966
Clark County School District G.O. Limited Refunding Bonds, Series A (AMBAC Insured),
4.00%, 6/15/16	7,200	7,565
Nevada Special Revenue Bonds, Unemployment Compensation Fund,
5.00%, 6/1/16	6,500	6,928
Washoe County School Building District G.O. Limited Refunding Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 6/1/15	5,355	5,463

		38,265

New Jersey - 1.7%
New Jersey Building Authority Revenue Refunding Bonds, Series A,
5.00%, 6/15/16	6,000	6,371
New Jersey State Economic Development Authority Variable Revenue Refunding Bonds, School Facilities Construction,
0.76%, 2/1/17	6,485	6,494
New Jersey State EDA Revenue Bonds, Series O, School Facilities Construction, Prerefunded,
5.25%, 3/1/15	11,240	11,336
New Jersey State EDA Solid Waste Facilities Revenue Bonds, Series A (AMT), Disposal Waste Management,
0.55%, 6/1/15	1,800	1,800
New Jersey State Housing & Mortgage Finance Agency Conduit Revenue Bonds, Series E, Broadway Townhouses Project,
0.60%, 12/1/16	2,000	1,995
New Jersey State Housing & Mortgage Finance Agency Revenue Bonds, Series 4 (AMT),
0.90%, 5/1/15	2,860	2,861
New Jersey State Transit Corp. Revenue Bonds, Series A, GANS,
5.00%, 9/15/16	5,000	5,360
New Jersey State Transportation Program Trust Fund Authority Revenue Bonds, Series AA (State Appropriation Insured),
4.00%, 6/15/15	6,000	6,100
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A,
4.00%, 12/15/15	1,550	1,604
5.00%, 12/15/15	1,435	1,498
New Jersey State Turnpike Authority Revenue Bonds, Series D,
0.71%, Mandatory Put 1/1/18	3,200	3,223

		48,642

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 65.7% continued
New Mexico - 0.7%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 7/1/17	$1,200	$1,328
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B, Subordinate Lien,
3.00%, 7/1/16	1,110	1,152
5.00%, 7/1/17	1,200	1,325
Las Cruces State Shared Gross Receipts TRB,
4.00%, 6/1/17	2,165	2,331
New Mexico State Municipal Energy Acquisition Authority Gas Supply Variable Revenue Bonds, Subseries B,
0.86%, Mandatory Put 8/1/19	15,000	15,097

		21,233

New York - 6.7%
Brookhaven G.O. Limited Bonds, Series A,
3.00%, 2/1/17	6,565	6,900
Metropolitan Transportation Authority Dedicated Tax Fund Floating Revenue Refunding Bonds, Subseries B-3C,
0.48%, Mandatory Put 11/1/19	5,000	5,000
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries G-4,
0.94%, Mandatory Put 11/1/17	6,975	7,073
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries D2 (AGM Insured),
0.71%, Mandatory Put 5/15/18	9,200	9,274
Metropolitan Transportation Various Authority Dedicated Tax Fund Revenue Refunding Bonds, Series 2008A-2A,
0.41%, Mandatory Put 6/1/17	5,000	5,000
New York City G.O. Unlimited Bonds, Series E,
5.00%, 8/1/16	1,220	1,307
New York City G.O. Unlimited Bonds, Series B,
3.00%, 8/1/15	2,000	2,033
New York City G.O. Unlimited Bonds, Series H,
2.00%, 8/1/15	2,500	2,527
New York City G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/16	7,000	7,390
New York City Housing Development Corp. MF Housing Revenue Bonds, Series E-1-A,
0.75%, 11/1/16	2,000	2,001
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B1,
5.00%, 11/1/15	5,000	5,202
5.00%, 11/1/16	3,000	3,254
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E,
5.00%, 11/1/16	10,700	11,608
New York City Transitional Finance Authority Future TRB, Subseries D, Fiscal 2013,
5.00%, 11/1/16	5,000	5,424
New York Fiscal 2008 G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/15	3,000	3,084
New York G.O. Unlimited Bonds, Series E,
5.00%, 8/1/15	7,000	7,197
New York G.O. Unlimited Bonds, Series H, Subseries H-B,
5.00%, 3/1/16	4,875	5,139
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series A,
5.00%, 2/15/17	2,400	2,622
New York State Dormitory Authority Personal Income TRB, Series B,
5.00%, 3/15/15	6,000	6,060
New York State Dormitory Authority Personal Income TRB, Series C, Group A,
4.00%, 3/15/16	23,500	24,551
New York State Dormitory Authority Personal Income TRB, Series D,
5.00%, 6/15/16	8,000	8,542
New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, State University Dormitory Facilities,
4.00%, 7/1/15	1,700	1,732
New York State G.O. Unlimited Bonds, Series A,
5.00%, 3/1/16	10,000	10,558

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 65.7% continued
New York - 6.7% continued
New York State Thruway Authority General Revenue Bonds, Second Series B (NATL Insured),
5.00%, 4/1/16	$10,095	$10,452
New York State Urban Development Corp. Personal Income TRB, Series A,
5.00%, 3/15/17	1,000	1,096
Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
0.65%, 10/1/17(1) (2)	15,000	15,004
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT),
4.00%, 10/15/16	3,800	4,022
Port Authority of New York & New Jersey Consolidated-One Hundred Forty-SixthRevenue Bonds (AMT), (AGM G.O. of Authority Insured),
5.00%, 12/1/17	5,000	5,432
Suffolk County Water Authority Revenue BANS, Series A,
4.00%, 1/15/16	11,500	11,939
Triborough Bridge & Tunnel Authority Variable Revenue Refunding Bonds, General Subseries B-4,
0.62%, Mandatory Put 1/3/17	3,000	3,008

		194,431

North Carolina - 0.9%
Charlotte G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/15	2,225	2,279
Mecklenburg County COPS, Series A,
0.42%, Mandatory Put 2/1/16	10,000	9,971
North Carolina State G.O. Unlimited Refunding Bonds, Series D,
3.00%, 6/1/15	2,575	2,606
North Carolina State G.O. Unlimited Refunding Bonds, Series E,
5.00%, 5/1/16	2,000	2,125
North Carolina State Limited Obligation Revenue Refunding Bonds, Series B,
5.00%, 11/1/16	1,000	1,082
Wake County Public Improvement G.O. Unlimited Bonds,
5.00%, 9/1/17	5,670	6,310
Winston Salem Limited Obligation Revenue Bonds, Series A (County Gtd.),
4.00%, 3/1/15	1,500	1,510

		25,883

North Dakota - 0.0%
Fargo G.O. Unlimited Refunding Bonds, Series F,
5.00%, 5/1/17	1,065	1,170

Ohio - 1.7%
Columbus City G.O. Unlimited Refunding Bonds, Series 2012-3,
4.00%, 8/15/15	8,485	8,689
Columbus City G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/15/16	12,915	13,603
Franklin County Various Purpose G.O. Limited Tax Bonds,
3.00%, 12/1/15	1,500	1,539
Lancaster Port Authority Gas Variable Revenue Refunding Bonds,
0.83%, Mandatory Put 8/1/19	16,000	16,089
Northeast Ohio Regional Sewer District Re,
5.00%, 11/15/17	3,000	3,357
Ohio State Higher Educational Facility Commission Revenue Bonds, Series A-2, Cleveland Clinic Health System Obligation,
0.50%, 1/1/18	2,000	2,008
Ohio State Lease Appropriation Revenue Bonds, Series A, Mental Health,
3.00%, 2/1/16	1,750	1,801
Ohio State Water Development Authority Solid Waste Disposal Variable Revenue Bonds, Waste Management Project,
2.25%, Mandatory Put 7/1/16	1,500	1,544
Ohio State Water Quality Development Authority PCR Bonds, Series F, Prerefunded,
5.00%, 6/1/15	1,000	1,020

		49,650

Oklahoma - 0.0%
Oklahoma County Independent School District No. 12 Edmond Combined Purpose G.O. Unlimited Bonds,
2.50%, 3/1/15	700	703

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 65.7% continued
Oregon - 0.3%
Gilliam County Solid Waste Management Disposal Variable Revenue Bonds, Series A (AMT),
2.50%, Mandatory Put 5/1/17	$5,000	$5,184
Port of Portland International Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/15	1,550	1,587
Portland G.O. Limited TRB, Milwaukie,
4.00%, 9/1/15	1,350	1,384
Portland Public Safety Projects & Emerging G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/15/16	1,750	1,868

		10,023

Pennsylvania - 2.9%
North Penn Water Authority Variable Revenue Refunding Bonds,
0.51%, 11/1/19	1,000	1,001
0.60%, Mandatory Put 11/1/19	4,080	4,086
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series A, UPMC,
4.00%, 2/1/17	1,430	1,532
Pennsylvania State Economic Development Financing Authority Unemployment Compensation Revenue Bonds, Series A,
5.00%, 7/1/15	4,000	4,097
5.00%, 7/1/16	12,000	12,834
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.00%, 1/1/15	1,890	1,890
5.00%, 10/15/16	4,000	4,321
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 114A (AMT),
1.05%, 4/1/15	625	626
Pennsylvania State Third G.O. Unlimited Refunding Bonds (NATL-RE Insured),
5.38%, 7/1/16	10,000	10,742
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series B-1,
0.33%, 12/1/16	13,000	13,001
0.63%, 12/1/18	12,000	12,026
Pennsylvania Turnpike Commission Variable Revenue Bonds, Series B,
0.43%, 12/1/15	6,000	6,000
Philadelphia G.O. Unlimited Bonds, Series A,
5.00%, 7/15/15	2,070	2,123
5.00%, 7/15/16	1,000	1,069
Philadelphia Water & Wastewater Revenue Refunding Bonds, Series A,
5.00%, 6/15/16	1,500	1,600
State Public School Building Authority Lease Revenue Bonds, School District of Philadelphia Project (State Intercept Program),
5.00%, 4/1/15	1,000	1,012
University Area Joint Authority Variable Revenue Refunding Bonds,
0.43%, Mandatory Put 11/1/17	5,400	5,403

		83,363

South Carolina - 0.7%
Lexington & Richland School District No. 5 G.O. Unlimited Bonds, Series B (SCSDE Insured),
4.00%, 3/1/15	3,555	3,578
Richland County School District No. 2 G.O. Unlimited Refunding Bonds, Series C (SCSDE Insured),
5.00%, 2/1/17	3,000	3,272
South Carolina State Highway G.O. Unlimited Refunding Bonds, Series A,
4.00%, 6/1/16	14,000	14,724

		21,574

Tennessee - 0.3%
Knoxville G.O. Unlimited Bonds,
4.00%, 5/1/15	3,245	3,287
Memphis Electric System Subordinated Revenue Refunding Bonds,
5.00%, 12/1/16	4,325	4,693

		7,980

Texas - 8.5%
Austin Public Property Finance Contractual G.O. Limited Bonds,
3.00%, 5/1/15	1,845	1,863
Beckville Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.00%, 2/15/17	980	1,029
Calhoun County Independent School Building District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.00%, 2/15/16	5,315	5,477

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 65.7% continued
Texas - 8.5% continued
Dallas County G.O. Limited Tax Notes,
3.00%, 2/15/16	$4,000	$4,115
Dallas G.O. Limited Refunding Bonds,
5.00%, 2/15/17	8,000	8,738
Dallas G.O. Limited Refunding Bonds, Series C, Prerefunded, Escrowed to Maturity,
4.00%, 2/15/15	10	10
Dallas G.O. Limited Refunding Bonds, Series C, Unrefunded Balance,
4.00%, 2/15/15	2,875	2,889
Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 8/15/16	3,000	3,175
DeSoto Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.00%, 8/15/16	1,035	1,078
Fort Bend Independent School District G.O. Unlimited Refunding Bonds,
3.50%, 2/15/15	1,000	1,004
Grand Parkway Transportation Corp. System Toll Revenue BANS, Series A,
3.00%, 12/15/16	23,200	24,298
Houston Higher Education Finance Corp. Variable Revenue Refunding Bonds, Series B, Rice University,
0.56%, Mandatory Put 11/16/17	38,500	38,711
Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.),
0.88%, Mandatory Put 6/1/16	16,100	16,164
Houston Independent Schoolhouse District G.O. Limited Tax Bonds, Series B (PSF-Gtd.),
0.95%, Mandatory Put 6/1/17	5,900	5,913
Houston Utility System Combined Revenue Refunding Bonds, Series D, First Lien,
5.00%, 11/15/16	1,500	1,625
Lubbock G.O. Limited Refunding Bonds (NATL-RE Insured),
4.00%, 2/15/15	4,470	4,491
Lubbock Waterworks G.O. Limited Bonds, Certificates of Obligation,
5.00%, 2/15/17	1,000	1,091
North Texas State Municipal Water District Upper Efork Waste Water Intercept Revenue Refunding & Improvement Bonds,
3.00%, 6/1/15	2,000	2,024
North Texas Tollway Authority Variable Revenue Refunding Bonds, Series A, First Tier,
0.83%, Mandatory Put 1/1/19	6,000	6,001
Plano Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/15	5,000	5,030
5.00%, 2/15/15	2,190	2,203
San Antonio General Improvement G.O. Limited Refunding Bonds,
5.00%, 2/1/16	2,600	2,734
San Antonio General Improvement G.O. Limited Bonds,
4.00%, 2/1/15	2,000	2,006
San Antonio Water System Variable Revenue Refunding Bonds, Junior Lien,
0.71%, Mandatory Put 11/1/16	7,600	7,646
San Antonio Water System Variable Revenue Refunding Bonds, Series B, Junior Lien,
0.43%, Mandatory Put 11/1/17	21,500	21,617
Texas State Highway Improvement G.O. Unlimited Bonds, Series B,
5.00%, 4/1/16	1,500	1,589
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
3.00%, 10/1/16	14,000	14,634
Texas State PFA Revenue Refunding Bonds, Series A, Assessment Unemployment Compensation,
5.00%, 1/1/17	8,085	8,796
Texas State Transportation Commission Highway Fund Floating Revenue Bonds, Series B, First Tier,
0.38%, Mandatory Put 4/1/17	43,000	43,103
University of Texas Financing System Revenue Bonds, Series B, Prerefunded,
5.00%, 8/15/16	9,130	9,797

		248,851

Utah - 0.4%
Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program),
4.00%, 6/1/15	6,965	7,076
Intermountain Power Agency Power Supply Revenue Refunding Bonds, Subseries A,
3.00%, 7/1/15	4,000	4,057

		11,133

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 65.7% continued
Vermont - 0.1%
Vermont State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/15/16	$3,170	$3,406

Virginia - 1.5%
Louisa Industrial Development Authority PCR Refunding Bonds, Series C, Virginia Electric & Power Co.,
0.70%, Mandatory Put 12/1/16	4,100	4,095
Norfolk Capital Improvement G.O. Unlimited Bonds, Series C,
5.00%, 4/1/16	1,405	1,487
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Prerefunded,
5.63%, 6/1/15	2,550	2,608
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series 2, Public Higher Educational Financing Authority (State Intercept Program),
5.00%, 9/1/15	3,105	3,206
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series A, 21st Century College & Equipment,
5.00%, 2/1/15	7,000	7,029
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series A, 21st Century College (State Intercept Program),
5.00%, 2/1/17	4,725	5,153
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series B, Public Higher Educational Financing Program (State Intercept Program),
5.00%, 9/1/15	1,000	1,032
Virginia State Housing Development Authority Commonwealth Mortgage Revenue Bonds, Subseries A-2 (AMT) (G.O. of Authority Insured),
4.30%, 4/1/15	4,000	4,000
4.40%, 4/1/16	3,200	3,200
Virginia State Public School Authority Revenue Bonds,
5.00%, 4/15/15	8,035	8,148
Virginia State Public School Authority Special Obligation Prince William Revenue Bonds (State Aid Withholding),
5.00%, 7/15/15	3,285	3,371

		43,329

Washington - 1.6%
Central Puget Sound Regional Transportation Authority Revenue Refunding Bonds, Series P-1,
5.00%, 2/1/17	1,500	1,637
Grant County Public Utility District No. 2 Variable Revenue Bonds, Series K,
0.35%, Mandatory Put 12/1/17	10,000	10,000
Tacoma Electric System Revenue Refunding Bonds, Series A,
5.00%, 1/1/16	1,750	1,833
Washington State G.O. Unlimited Bonds, Series E,
5.00%, 2/1/15	5,320	5,342
5.00%, 2/1/16	5,000	5,259
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
5.00%, 7/1/16	5,000	5,348
Washington State Local Agency Personal Property COPS, Series A,
5.00%, 7/1/16	3,765	4,024
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/17	4,500	4,908
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series B (AGM Insured), Prerefunded,
5.00%, 7/1/15	5,010	5,132
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Refunding Bonds,
5.00%, 7/1/15	2,500	2,561

		46,044

West Virginia - 0.1%
Marshall County Board of Education Public School G.O. Unlimited Bonds (NATL-RE Insured),
4.50%, 5/1/15	1,000	1,014
West Virginia State Housing Finance Development Fund Revenue Bonds, Series A (AMT),
0.65%, 11/1/16	1,290	1,286

		2,300

Wisconsin - 0.3%
Milwaukee County G.O. Unlimited Bonds, Series A,
2.00%, 12/1/16	2,620	2,692

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 65.7% continued
Wisconsin - 0.3% continued
Northeast Wisconsin Technical College District G.O. Unlimited Promissory Notes, Series B,
2.00%, 4/1/15	$1,100	$1,105
Wisconsin State Health & Educational Facilities Authority Variable Revenue Bonds, Series B-1, Aurora Health Care Services,
1.25%, Mandatory Put 8/15/17	3,700	3,716

		7,513

Wyoming - 0.0%
Wyoming State Community Development Authority Housing Revenue Bonds, Series 1 (AMT),
4.40%, 12/1/15	670	679

Total Municipal Bonds (Cost $1,910,954)		1,913,240

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.4%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(4) (5)	10,394,743	$10,395

Total Investment Companies (Cost $10,395)		10,395

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 5.2%
California State Floating G.O. Unlimited Refunding Bonds, Series A,
0.72%, 5/1/15	$2,500	$2,503
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series B2, J Paul Getty Trust,
0.33%, 4/1/15	10,800	10,801
California State Pollution Control Financing Authority Solid Waste Disposal Refunding VRDB, Series A (AMT), Republic Services,
0.40%, 2/2/15	8,000	8,000
California State Pollution Control Financing Authority Solid Waste Disposal VRDB, Series A (AMT), Waste Management Project,
0.70%, 5/1/15	1,500	1,500
Charles City & County IDA Solid Waste Disposal Facility Adjustable VRDB (AMT), Waste Management, Inc. Project,
1.88%, 4/1/15	750	754
Connecticut State Development Authority PCR VRDB, Series A (AMT), Connecticut Light & Power Project,
1.55%, 4/1/15	17,315	17,361
Connecticut State Health & Educational Facilities Authority VRDB, Series A-4, Yale University,
5.00%, 2/12/15	6,810	6,847
Contra Costa Transportation Authority Sales Tax Revenue Refunding Bonds,
0.47%, 12/15/15	10,600	10,608
DeKalb County Housing Authority VRDB, Oak Forest Apartments Project,
0.50%, 11/1/15	6,240	6,241
Floyd County Development Authority VRDB, Power Company Plant Hammond,
0.85%, 11/19/15	8,400	8,425
Houston Independent School District House G.O. Limited Tax VRDB, Series B (PSF-Gtd.),
1.50%, 6/1/15	10,000	10,051
Houston Independent School District Variable G.O. Limited VRDB, Series A (PSF-Gtd.),
1.00%, 6/1/15	8,000	8,021
Houston Utility System Revenue Refunding Bond, Series A, Sifma Index,
0.58%, 6/1/15	2,000	2,001
Illinois State Tax Supported Sports Facilities Authority Revenue Refunding Bonds,
3.00%, 6/15/15	2,970	3,004
Indiana State Finance Authority Economic Development VRDB (AMT), Republic Services, Inc. Project,
0.40%, 3/2/15	6,000	6,000
Indiana State Health Facility Financing Authority VRDB, Series A6, Ascension Health Sub Credit,
0.32%, 12/1/15	7,500	7,506
Kentucky State Economic Development Finance Authority Solid Waste Disposal Refunding VRDB, Series B, Republic Services, Inc. Project,
0.30%, 3/2/15	7,545	7,545

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 5.2% continued
Michigan State Hospital Finance Authority VRDB, Ascension Health Care Group,
0.90%, 3/16/15	$3,815	$3,820
Navajo County Pollution Control Corp. Refunding VRDB, Series A, Arizona Public Service Co. Cholla,
0.45%, 11/17/15	2,000	1,999
New York City Trust for Cultural Resources VRDB, Julliard School,
2.10%, 7/1/15	3,650	3,685
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal VRDB, Series A, Waste Management Project,
3.70%, 5/1/15	1,500	1,518
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal VRDB, Waste Management Project,
1.75%, 12/1/15	3,000	3,033
Saline Area Schools Variable G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
0.58%, 11/2/15	12,200	12,193
San Antonio Electric & Gas System Variable Refunding VRDB, Series B, Junior Lien,
2.00%, 12/1/15	1,700	1,724
Washington County Wastewater Solid Waste Disposal Facilities Variable Refunding VRDB (AMT), Cargill, Inc. Projects,
1.38%, 9/1/15	5,830	5,859
Yavapai County IDA Solid Waste Disposal VRDB, Series A (AMT), Waste Management, Inc. Project,
0.63%, 3/2/15	1,250	1,250

Total Short-Term Investments (Cost $152,109)		152,249

Total Investments - 99.3% (Cost $2,888,123)		2,890,316

Other Assets less Liabilities - 0.7%		21,017

NET ASSETS - 100.0%		$2,911,333

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2014, the value of these restricted illiquid securities amounted to approximately $188,333,000 or 6.5% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ABN AMRO Bank N.V.,
1.38%, 1/22/16	1/17/13	$12,997

Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
1.00%, 2/26/16	2/19/13	19,987

BB&T Municipal Trust Certificates Revenue Bonds, Class C,
0.47%, 11/15/17	11/19/14	20,000

BB&T Municipal Trust Variable Revenue Bonds, Series C (Rabobank Nederland LOC),
0.53%, 12/1/15	12/9/12	4,139

Credit Agricole S.A.,
1.39%, 4/15/16	4/10/13	19,500

Daimler Finance North America LLC,
2.30%, 1/9/15	1/5/12	2,996

Glencore Funding LLC,
1.70%, 5/27/16	5/22/13	2,999

ING Bank N.V.,
1.89%, 9/25/15	2/28/13	20,000

Macquarie Bank Ltd.,
2.00%, 8/15/16	8/7/13	12,995

Nissan Motor Acceptance Corp.,
1.00%, 3/15/16	3/11/13	19,968

Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
0.50%, 7/1/18	12/17/14	7,000

Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
0.50%, 7/1/18	3/27/14	15,000

Nuveen Dividend Advantage Municipal Fund 3 Tax-Exempt Preferreds (AMT), Important Institutional Municipal Fund,
0.78%, 10/1/17	3/27/14	25,000

Oversea-Chinese Banking Corp. Ltd.,
1.63%, 3/13/15	3/6/12	3,992

SABMiller Holdings, Inc.,
1.85%, 1/15/15	1/11/12	1,165

(3)	When-Issued Security.

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	At March 31, 2014, the value of the Fund’s investment in the Tax-Exempt Portfolio of Northern Institutional Funds was approximately $83,141,000 with net sales of approximately $72,746,000 during the nine months ended December 31, 2014.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At December 31, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	0.7%
AAA	20.4
AA+	14.2
AA	12.2
AA-	10.3
A+	8.5
A	15.1
A-	8.7
BBB+	3.6
BBB	3.1
BBB-	1.6
BB+	0.3
Not Rated	0.9
Cash Equivalents	0.4

Total	100.0%

*	Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$20,111	(1)	$—	$20,111
Corporate Bonds	—	422,205	(1)	—	422,205
Foreign Issuer Bonds	—	352,153	(1)	—	352,153
U.S. Government Obligations	—	19,963	(1)	—	19,963
Municipal Bonds	—	1,913,240	(1)	—	1,913,240
Investment Companies	10,395	—		—	10,395
Short-Term Investments	—	152,249		—	152,249

Total Investments	$10,395	$2,879,921		$—	$2,890,316

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,888,123

Gross tax appreciation of investments	$5,812
Gross tax depreciation of investments	(3,619)

Net tax appreciation of investments	$2,193

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economic Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

GANS - Government Anticipation Notes

Gtd. - Guaranteed

IDA - Industrial Development Authority

LOC - Letter of Credit

NATL-RE - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina State Department of Education

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 8.7%
Auto Floor Plan - 0.6%
Ford Credit Floorplan Master Owner Trust, Series 2013-3, Class A1,
0.79%, 6/15/17	$2,400	$2,402
Ford Credit Floorplan Master Owner Trust, Series 2013-5, Class A2,
0.63%, 9/15/18	3,000	3,008
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1,
1.20%, 2/15/19	2,000	1,994
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A,
0.61%, 10/20/17	2,000	2,000

		9,404

Automobile - 2.0%
Ally Auto Receivables Trust of Lease, Series 2014-SN1, Class A2A,
0.52%, 10/20/16	1,989	1,988
Ally Auto Receivables Trust, Series 2013-2, Class A2A,
0.54%, 7/15/16	1,196	1,195
Americredit Automobile Receivables Trust, Series 2014-4, Class A2A,
0.72%, 4/9/18	3,000	2,999
AmeriCredit Automobile Receivables, Series 2014-3, Class A2B,
0.48%, 4/9/18	4,000	3,999
ARI Fleet Lease Trust, Series 2013-A, Class A2,
0.70%, 12/15/15(1)	1,217	1,217
ARI Fleet Lease Trust, Series 2014-A, Class A2,
0.81%, 11/15/22(1) (2)	5,000	4,996
CarMax Auto Owner Trust, Series 2013-3, Class A2,
0.59%, 8/15/16	1,264	1,264
CarMax Auto Owner Trust, Series 2014-3, Class A2,
0.55%, 8/15/17	5,000	4,998
Enterprise Fleet Financing LLC, Series 2013-1, Class A2,
0.68%, 9/20/18(1)	1,519	1,519
Enterprise Fleet Financing LLC, Series 2013-2, Class A2,
1.06%, 3/20/19(1)	2,245	2,250
Ford Credit Auto Lease Trust, Series 2013-B, Class A2A,
0.59%, 1/15/16	509	509
Hyundai Auto Lease Securitization Trust, Series 2014-B, Class A2,
0.61%, 2/15/17(1) (2)	2,000	1,997
Mercedes-Benz Auto Lease Trust, Series 2013-B, Class A3,
0.62%, 7/15/16	3,000	3,001
Santander Drive Auto Receivables Trust, Series 2014-3, Class A2A,
0.54%, 8/15/17	1,681	1,680

		33,612

Credit Card - 5.1%
American Express Credit Account Master Trust, Series 2012-5, Class A,
0.59%, 5/15/18	4,400	4,399
American Express Credit Account Master Trust, Series 2013-1, Class A,
0.58%, 2/16/21	3,000	3,012
Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3,
0.96%, 9/16/19	3,500	3,487
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A,
1.48%, 7/15/20	5,500	5,501
Chase Issuance Trust, Series 2012-A3, Class A3,
0.79%, 6/15/17	2,000	2,003
Chase Issuance Trust, Series 2012-A5, Class A5,
0.59%, 8/15/17	2,000	2,001
Chase Issuance Trust, Series 2012-A8, Class A8,
0.54%, 10/16/17	5,000	4,997
Chase Issuance Trust, Series 2013-A6, Class A6,
0.58%, 7/15/20	5,000	5,008
Chase Issuance Trust, Series 2013-A8, Class A8,
1.01%, 10/15/18	2,000	2,000
Chase Issuance Trust, Series 2014-A1, Class A1,
1.15%, 1/15/19	2,000	1,999
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3,
1.11%, 7/23/18	5,000	5,014
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6,
1.32%, 9/7/18	10,000	10,055

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 8.7% continued
Credit Card - 5.1% continued
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2,
1.02%, 2/22/19	$5,000	$4,981
Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4,
1.23%, 4/24/19	5,000	4,992
Discover Card Execution Note Trust, Series 2014-A1, Class A1,
0.59%, 7/15/21	5,000	5,011
Discover Card Execution Note Trust, Series 2014-A3, Class A3,
1.22%, 10/15/19	3,000	2,995
First National Master Note Trust, Series 2013-2, Class A,
0.69%, 10/15/19	2,500	2,504
Golden Credit Card Trust, Series 2012-5A, Class A,
0.79%, 9/15/17(1)	3,000	3,003
Golden Credit Card Trust, Series 2014-2A, Class A,
0.61%, 3/15/21(1) (2)	4,000	4,001
Master Credit Card Trust II, Series 2013-3A, Class A,
0.60%, 1/22/18(1)	3,000	3,002
Synchrony Credit Card Master Note Trust, Series 2012-4, Class A,
0.46%, 6/15/18	2,000	1,999
World Financial Network Credit Card Master Trust, Series 2013-B, Class A,
0.91%, 3/16/20	1,000	999

		82,963

Other - 1.0%
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A,
0.57%, 4/20/18	4,500	4,494
GE Dealer Floorplan Master Note Trust, Series 2014-1, Class A,
0.55%, 7/20/19	5,000	4,995
GE Equipment Midticket LLC, Series 2012-1, Class A3,
0.60%, 5/23/16	1,024	1,024
GE Equipment Small Ticket LLC, Series 2014-1A, Class A2,
0.59%, 8/24/16	4,000	3,999
Volvo Financial Equipment LLC, Series 2014-1A, Class A2,
0.54%, 11/15/16(1) (2)	1,480	1,480

		15,992

Total Asset-Backed Securities (Cost $141,917)		141,971

CORPORATE BONDS - 47.6%
Automobiles Manufacturing - 4.3%
American Honda Finance Corp.,
1.13%, 10/7/16	6,000	6,028
0.40%, 7/14/17	675	674
Daimler Finance North America LLC,
1.65%, 4/10/15(1)	1,795	1,799
1.30%, 7/31/15(1) (2)	3,465	3,479
1.25%, 1/11/16(1)	1,250	1,253
1.09%, 8/1/18(1)	5,000	5,063
Ford Motor Credit Co. LLC,
1.68%, 9/8/17	2,000	1,984
1.07%, 3/12/19	15,000	14,914
Harley-Davidson Financial Services, Inc.,
1.15%, 9/15/15(1)	3,000	3,008
Hyundai Capital America,
1.63%, 10/2/15(1)	2,000	2,008
1.88%, 8/9/16(1)	5,000	5,035
Nissan Motor Acceptance Corp.,
1.00%, 3/15/16(1)	1,000	1,000
0.78%, 3/3/17(1) (2)	10,000	10,032
Toyota Motor Credit Corp.,
0.80%, 5/17/16	6,250	6,260
0.43%, 5/16/17	2,931	2,923
1.25%, 10/5/17	1,000	997
Volkswagen Group of America Finance LLC,
0.60%, 5/23/17(1) (2)	4,000	3,989

		70,446

Banks - 3.1%
Bank of America N.A.,
1.13%, 11/14/16	4,700	4,683
1.25%, 2/14/17	3,000	2,993
BB&T Corp.,
1.10%, 6/15/18	2,000	2,020
Capital One N.A.,
1.50%, 9/5/17	4,100	4,067

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.6% continued
Banks - 3.1% continued
HSBC USA, Inc.,
1.14%, 9/24/18	$3,000	$3,026
0.84%, 11/13/19	10,000	10,000
Manufacturers & Traders Trust Co.,
1.40%, 7/25/17	10,000	9,985
US Bancorp,
3.44%, 2/1/16	7,100	7,269
US Bank N.A.,
1.38%, 9/11/17	6,000	6,004

		50,047

Biotechnology - 0.1%
Amgen, Inc.,
0.83%, 5/22/19	1,965	1,965

Cable & Satellite - 1.1%
Comcast Corp.,
6.50%, 1/15/15	1,645	1,649
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
3.13%, 2/15/16	5,000	5,113
3.50%, 3/1/16	7,000	7,183
2.40%, 3/15/17	4,000	4,075

		18,020

Chemicals - 0.3%
Monsanto Co.,
1.15%, 6/30/17	5,000	4,962

Commercial Finance - 1.2%
GATX Corp.,
1.25%, 3/4/17	6,000	5,942
General Electric Capital Corp.,
1.00%, 1/8/16	1,700	1,706
0.51%, 5/15/17	5,000	4,992
0.97%, 4/2/18	3,991	4,028
0.74%, 1/14/19	3,100	3,101

		19,769

Communications Equipment - 3.9%
Apple, Inc.,
1.05%, 5/5/17	16,000	16,036
0.53%, 5/6/19	16,000	16,006
Cisco Systems, Inc.,
1.10%, 3/3/17	16,400	16,407
0.73%, 3/1/19	15,000	15,073

		63,522

Consumer Finance - 0.6%
Capital One Bank USA N.A.,
1.30%, 6/5/17	3,500	3,470
Capital One Financial Corp.,
1.00%, 11/6/15	3,000	2,997
Synchrony Financial,
1.88%, 8/15/17	3,500	3,507

		9,974

Diversified Banks - 2.7%
Bank of America Corp.,
1.25%, 1/11/16	3,000	3,005
1.32%, 3/22/18	6,000	6,044
1.27%, 1/15/19	3,000	3,043
1.13%, 4/1/19	5,000	5,008
Citigroup, Inc.,
1.05%, 4/1/16	5,000	5,017
1.03%, 4/8/19	5,000	5,019
JPMorgan Chase & Co.,
0.85%, 2/26/16	4,250	4,258
1.13%, 2/26/16	3,000	3,008
0.68%, 11/18/16	3,250	3,249
0.75%, 2/15/17	2,000	1,995
0.86%, 1/28/19	4,000	4,000

		43,646

Electrical Equipment Manufacturing - 0.3%
Amphenol Corp.,
1.55%, 9/15/17	5,000	4,986

Entertainment Content - 0.6%
Viacom, Inc.,
1.25%, 2/27/15	3,000	3,003
Walt Disney (The) Co.,
0.45%, 12/1/15	6,400	6,398
1.13%, 2/15/17	1,017	1,017

		10,418

Exploration & Production - 0.1%
Marathon Oil Corp.,
0.90%, 11/1/15	1,500	1,496

Financial Services - 2.0%
Charles Schwab (The) Corp.,
0.85%, 12/4/15	4,000	4,009
Goldman Sachs Group (The), Inc.,
5.13%, 1/15/15	2,000	2,002
1.33%, 11/15/18	7,000	7,069

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.6% continued
Financial Services - 2.0% continued
Morgan Stanley,
1.48%, 2/25/16	$5,000	$5,040
1.01%, 1/5/18	5,000	5,001
1.51%, 4/25/18	1,000	1,016
1.08%, 1/24/19	4,000	4,008
0.97%, 7/23/19	5,000	4,980

		33,125

Food & Beverage - 2.3%
Anheuser-Busch Cos. LLC,
5.00%, 1/15/15	1,000	1,002
Anheuser-Busch InBev Finance, Inc.,
0.63%, 2/1/19	7,615	7,575
ConAgra Foods, Inc.,
1.30%, 1/25/16	2,000	2,000
General Mills, Inc.,
0.53%, 1/29/16	1,000	1,000
Kellogg Co.,
1.13%, 5/15/15	2,000	2,005
Kraft Foods Group, Inc.,
1.63%, 6/4/15	2,000	2,009
PepsiCo, Inc.,
0.95%, 2/22/17	2,000	1,993
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1)	2,000	2,001
2.45%, 1/15/17(1) (2)	2,600	2,653
0.92%, 8/1/18(1) (2)	8,625	8,652
Wm Wrigley Jr Co.,
1.40%, 10/21/16(1) (2)	7,000	7,006

		37,896

Health Care Facilities & Services - 1.0%
Express Scripts Holding Co.,
2.10%, 2/12/15	3,000	3,004
1.25%, 6/2/17	5,250	5,195
McKesson Corp.,
0.95%, 12/4/15	7,600	7,618

		15,817

Home Improvement - 0.1%
Whirlpool Corp.,
1.35%, 3/1/17	1,000	997

Integrated Oils - 0.3%
Chevron Corp.,
0.89%, 6/24/16	1,000	1,002
0.64%, 11/15/19	3,000	3,004

		4,006

Machinery Manufacturing - 2.2%
Caterpillar Financial Services Corp.,
0.70%, 11/6/15	11,645	11,665
1.00%, 3/3/17	2,365	2,359
1.25%, 8/18/17	4,300	4,282
Eaton Corp.,
0.95%, 11/2/15	4,000	4,004
Illinois Tool Works, Inc.,
0.90%, 2/25/17	2,000	1,991
John Deere Capital Corp.,
0.52%, 10/11/16	5,100	5,107
1.13%, 6/12/17	5,000	4,981
0.46%, 12/15/17	2,065	2,065

		36,454

Managed Care - 0.3%
Anthem, Inc.,
1.25%, 9/10/15	2,000	2,008
UnitedHealth Group, Inc.,
0.85%, 10/15/15	2,000	2,006

		4,014

Mass Merchants - 0.7%
Costco Wholesale Corp.,
0.65%, 12/7/15	11,645	11,664

Medical Equipment & Devices Manufacturing - 1.2%
Baxter International, Inc.,
0.95%, 6/1/16	5,000	4,998
Becton Dickinson and Co.,
1.80%, 12/15/17	3,000	3,011
Stryker Corp.,
2.00%, 9/30/16	6,895	7,011
Thermo Fisher Scientific, Inc.,
3.20%, 3/1/16	4,725	4,838

		19,858

Metals & Mining - 0.7%
Freeport-McMoRan, Inc.,
2.30%, 11/14/17	6,000	6,007
Glencore Funding LLC,
1.70%, 5/27/16(1)	6,000	6,010

		12,017

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.6% continued
Oil & Gas Services & Equipment - 1.6%
Cameron International Corp.,
1.15%, 12/15/16	$3,000	$2,969
1.40%, 6/15/17	3,300	3,250
Halliburton Co.,
1.00%, 8/1/16	20,250	20,230

		26,449

Pharmaceuticals - 3.6%
AbbVie, Inc.,
1.20%, 11/6/15	13,690	13,730
GlaxoSmithKline Capital, Inc.,
0.70%, 3/18/16	9,500	9,500
Johnson & Johnson,
0.70%, 11/28/16	1,500	1,499
Merck & Co., Inc.,
2.25%, 1/15/16	3,393	3,454
0.59%, 5/18/18	16,282	16,310
Mylan, Inc.,
1.80%, 6/24/16	3,000	3,018
1.35%, 11/29/16	3,000	2,985
Pfizer, Inc.,
1.10%, 5/15/17	5,000	4,994
Zoetis, Inc.,
1.15%, 2/1/16	3,000	2,997

		58,487

Pipeline - 0.5%
Enterprise Products Operating LLC,
3.70%, 6/1/15	5,000	5,057
1.25%, 8/13/15	3,000	3,008

		8,065

Property & Casualty Insurance - 1.3%
Berkshire Hathaway Finance Corp.,
2.45%, 12/15/15	2,362	2,404
0.95%, 8/15/16	11,100	11,137
1.60%, 5/15/17	1,005	1,014
Berkshire Hathaway, Inc.,
0.80%, 2/11/16	4,500	4,509
2.20%, 8/15/16	2,500	2,552

		21,616

Publishing & Broadcasting - 0.4%
NBCUniversal Enterprise, Inc.,
0.77%, 4/15/16(1)	4,000	4,007
0.92%, 4/15/18(1) (2)	3,000	3,025

		7,032

Real Estate - 2.3%
ARC Properties Operating Partnership L.P.,
2.00%, 2/6/17	5,000	4,765
Kimco Realty Corp.,
5.70%, 5/1/17	11,000	11,980
Simon Property Group L.P.,
2.80%, 1/30/17	6,737	6,937
Ventas Realty L.P.,
1.55%, 9/26/16	2,000	2,008
1.25%, 4/17/17	4,000	3,963
Ventas Realty L.P./Ventas Capital Corp.,
3.13%, 11/30/15	3,000	3,061
WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17(1) (2)	5,000	4,973

		37,687

Refining & Marketing - 0.3%
Phillips 66,
1.95%, 3/5/15	4,000	4,010

Restaurants - 0.1%
Starbucks Corp.,
0.88%, 12/5/16	2,000	1,994

Retail - Consumer Discretionary - 2.3%
Amazon.com, Inc.,
0.65%, 11/27/15	10,311	10,304
1.20%, 11/29/17	1,500	1,484
AutoZone, Inc.,
1.30%, 1/13/17	5,050	5,031
eBay, Inc.,
0.70%, 7/15/15	4,250	4,253
Home Depot (The), Inc.,
5.40%, 3/1/16	4,000	4,221
Lowe’s Cos., Inc.,
0.66%, 9/10/19	12,850	12,873

		38,166

Semiconductors - 0.1%
KLA-Tencor Corp.,
2.38%, 11/1/17	1,000	1,005

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.6% continued
Supermarkets & Pharmacies - 0.8%
CVS Health Corp.,
1.20%, 12/5/16	$3,000	$3,008
Kroger (The) Co.,
1.20%, 10/17/16	2,000	1,996
Walgreens Boots Alliance, Inc.,
0.68%, 5/18/16	8,000	8,000

		13,004

Tobacco - 0.4%
Reynolds American, Inc.,
1.05%, 10/30/15	6,900	6,908

Transportation & Logistics - 0.9%
PACCAR Financial Corp.,
0.43%, 6/6/17	3,500	3,500
1.10%, 6/6/17	3,000	2,988
1.40%, 11/17/17	3,000	2,992
0.84%, 12/6/18	5,500	5,532

		15,012

Utilities - 2.3%
Alabama Power Co.,
0.55%, 10/15/15	2,900	2,899
Dominion Resources, Inc.,
1.25%, 3/15/17	5,000	4,981
Duke Energy Carolinas LLC,
5.30%, 10/1/15	5,015	5,186
Duke Energy Indiana, Inc.,
0.58%, 7/11/16	2,000	2,003
Georgia Power Co.,
0.75%, 8/10/15	3,720	3,722
0.63%, 11/15/15	1,900	1,902
NextEra Energy Capital Holdings, Inc.,
1.20%, 6/1/15	2,000	2,004
Southern (The) Co.,
1.30%, 8/15/17	9,500	9,461
Xcel Energy, Inc.,
0.75%, 5/9/16	5,000	4,991

		37,149

Wireless Telecommunications Services - 1.6%
AT&T, Inc.,
0.80%, 12/1/15	5,000	4,998
0.62%, 2/12/16	5,700	5,700
Verizon Communications, Inc.,
0.70%, 11/2/15	1,000	1,000
1.77%, 9/15/16	2,000	2,036
2.50%, 9/15/16	825	843
1.99%, 9/14/18	11,698	12,169

		26,746

Total Corporate Bonds (Cost $778,702)		778,429

FOREIGN ISSUER BONDS - 31.9%
Automobiles Manufacturing - 0.9%
Hyundai Capital Services, Inc.,
1.04%, 3/18/17(1) (2)	3,000	2,994
Volkswagen International Finance N.V.,
1.13%, 11/18/16(1) (2)	11,600	11,587

		14,581

Banks - 11.0%
Abbey National Treasury Services PLC,
1.38%, 3/13/17	5,000	4,994
ABN AMRO Bank N.V.,
1.38%, 1/22/16(1)	4,500	4,518
1.03%, 10/28/16(1) (2)	5,000	5,036
Australia & New Zealand Banking Group Ltd.,
0.90%, 2/12/16	3,000	3,008
1.25%, 1/10/17	11,500	11,504
0.79%, 5/15/18	3,500	3,508
Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
0.85%, 9/9/16(1)	5,000	5,018
1.20%, 3/10/17(1) (2)	4,000	3,968
Banque Federative du Credit Mutuel S.A.,
1.08%, 10/28/16(1) (2)	5,000	5,031
1.08%, 1/20/17(1) (2)	2,500	2,517
Barclays Bank PLC,
3.90%, 4/7/15	3,000	3,026
0.81%, 2/17/17	2,200	2,202
BPCE S.A.,
1.48%, 4/25/16	9,000	9,099
1.63%, 2/10/17	1,700	1,704
0.86%, 6/23/17	5,000	5,000
Canadian Imperial Bank of Commerce,
0.75%, 7/18/16	1,000	1,004
1.35%, 7/18/16	3,000	3,019
Commonwealth Bank of Australia,
1.13%, 3/13/17	5,500	5,481

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 31.9% continued
Banks - 11.0% continued
Deutsche Bank A.G.,
3.45%, 3/30/15	$1,000	$1,007
HSBC Bank PLC,
3.50%, 6/28/15(1)	1,500	1,521
0.87%, 5/15/18(1)	3,000	3,012
ING Bank N.V.,
1.19%, 3/7/16(1)	11,000	11,057
Macquarie Bank Ltd.,
2.00%, 8/15/16(1)	7,500	7,591
1.65%, 3/24/17(1) (2)	5,000	5,017
0.86%, 10/27/17(1) (2)	5,500	5,506
National Australia Bank Ltd.,
0.78%, 7/25/16	500	502
1.30%, 7/25/16	4,000	4,022
1.25%, 3/17/17(1) (2)	5,000	4,992
1.30%, 6/30/17(1) (2)	10,000	9,942
Shinhan Bank,
0.91%, 4/8/17(1) (2)	3,000	3,007
Sumitomo Mitsui Banking Corp.,
0.90%, 1/18/16	5,000	4,996
0.55%, 7/11/17	2,600	2,589
Suncorp-Metway Ltd.,
1.70%, 3/28/17(1) (2)	5,000	4,997
UBS A.G.,
0.87%, 8/14/19	8,500	8,527
Westpac Banking Corp.,
1.05%, 11/25/16	4,000	3,999
1.20%, 5/19/17	8,000	7,965
0.60%, 12/1/17	5,000	4,981
0.97%, 7/30/18	5,000	5,042

		179,909

Diversified Banks - 4.4%
Bank of Montreal,
0.83%, 4/9/18	5,000	5,021
Bank of Nova Scotia (The),
0.75%, 7/15/16	1,000	1,002
1.38%, 7/15/16	3,500	3,523
1.10%, 12/13/16	3,000	3,002
1.30%, 7/21/17	6,000	5,980
BNP Paribas S.A.,
1.25%, 12/12/16	10,000	9,994
Credit Agricole S.A.,
1.39%, 4/15/16(1)	8,000	8,072
1.11%, 10/3/16(1)	2,000	2,013
1.03%, 4/15/19(1) (2)	10,000	10,077
Royal Bank of Canada,
0.85%, 3/8/16	2,500	2,501
0.49%, 10/13/17	6,500	6,495
0.77%, 3/15/19	7,000	7,052
Societe Generale S.A.,
1.34%, 10/1/18	8,000	8,141

		72,873

Exploration & Production - 2.8%
Canadian Natural Resources Ltd.,
0.63%, 3/30/16	12,000	11,979
CNOOC Finance 2013 Ltd.,
1.13%, 5/9/16	6,000	5,979
CNPC General Capital Ltd.,
1.45%, 4/16/16(1)	1,000	998
1.13%, 5/14/17(1) (2)	2,500	2,504
Petroleos Mexicanos,
2.25%, 7/18/18	5,000	5,055
Sinopec Group Overseas Development 2014 Ltd.,
1.15%, 4/10/19(1) (2)	20,000	20,016

		46,531

Financial Services - 0.7%
Hana Bank,
1.38%, 2/5/16(1) (2)	5,000	5,000
Hutchison Whampoa International 14 Ltd.,
1.63%, 10/31/17(1)	4,000	3,967
Sumitomo Mitsui Trust Bank Ltd.,
1.02%, 9/16/16(1) (2)	2,000	2,012

		10,979

Food & Beverage - 1.2%
Heineken N.V.,
0.80%, 10/1/15(1)	5,000	5,005
Suntory Holdings Ltd.,
1.65%, 9/29/17(1)	15,000	14,955

		19,960

Government Agencies - 0.5%
Japan Bank for International Cooperation,
2.25%, 7/13/16	3,000	3,066
Nederlandse Waterschapsbank N.V.,
0.75%, 3/29/16(1)	3,000	3,007

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 31.9% continued
Government Agencies - 0.5% continued
Svensk Exportkredit AB,
0.63%, 5/31/16	$1,500	$1,500

		7,573

Government Development Banks - 1.3%
Export-Import Bank of Korea,
1.25%, 11/20/15	8,000	8,014
1.09%, 9/17/16	4,000	4,018
Korea Development Bank (The),
1.00%, 1/22/16	9,000	8,986

		21,018

Government Regional - 0.3%
Province of Ontario Canada,
1.00%, 7/22/16	5,000	5,021

Integrated Oils - 4.0%
BP Capital Markets PLC,
0.70%, 11/6/15	12,660	12,663
0.65%, 11/7/16	1,000	1,000
0.88%, 9/26/18	5,000	4,955
CNOOC Nexen Finance 2014 ULC,
1.63%, 4/30/17	1,000	995
Petrobras Global Finance B.V.,
1.85%, 5/20/16	10,000	9,475
3.25%, 3/17/17	5,000	4,713
Shell International Finance B.V.,
0.63%, 12/4/15	5,000	5,005
0.90%, 11/15/16	4,000	4,002
Sinopec Capital 2013 Ltd.,
1.25%, 4/24/16(1)	2,800	2,792
Statoil ASA,
0.52%, 5/15/18	6,000	5,992
0.69%, 11/8/18	6,000	6,009
Total Capital International S.A.,
1.00%, 8/12/16	3,000	3,007
1.00%, 1/10/17	1,200	1,195
0.80%, 8/10/18	2,500	2,513
Total Capital S.A.,
3.13%, 10/2/15	2,000	2,038

		66,354

Internet Media - 0.2%
Tencent Holdings Ltd.,
2.00%, 5/2/17(1) (2)	3,000	2,991

Machinery Manufacturing - 0.2%
Pentair Finance S.A.,
1.35%, 12/1/15	2,000	2,003
Tyco Electronics Group S.A.,
1.60%, 2/3/15	1,500	1,500

		3,503

Medical Equipment & Devices Manufacturing - 0.3%
Covidien International Finance S.A.,
1.35%, 5/29/15	2,000	2,006
2.80%, 6/15/15	3,333	3,365

		5,371

Metals & Mining - 0.2%
Anglo American Capital PLC,
1.18%, 4/15/16(1) (2)	3,000	3,003
Rio Tinto Finance USA PLC,
1.08%, 6/17/16	1,000	1,004

		4,007

Oil & Gas Services & Equipment - 0.2%
Ensco PLC,
3.25%, 3/15/16	3,500	3,564

Pharmaceuticals - 1.4%
Actavis Funding SCS,
1.30%, 6/15/17	9,000	8,836
GlaxoSmithKline Capital PLC,
1.50%, 5/8/17	3,640	3,656
Sanofi,
2.63%, 3/29/16	4,877	4,995
Takeda Pharmaceutical Co. Ltd.,
1.03%, 3/17/15(1)	4,750	4,756

		22,243

Pipeline - 0.4%
TransCanada PipeLines Ltd.,
0.88%, 3/2/15	5,000	5,003
0.75%, 1/15/16	1,600	1,595

		6,598

Power Generation - 0.4%
Electricite de France S.A.,
0.69%, 1/20/17(1) (2)	6,000	6,016

Supranationals - 0.5%
Asian Development Bank,
0.75%, 1/11/17	4,700	4,697

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 31.9% continued
Supranationals - 0.5% continued
Corp. Andina de Fomento,
1.50%, 8/8/17	$3,000	$2,982

		7,679

Tobacco - 0.1%
BAT International Finance PLC,
1.40%, 6/5/15(1)	1,000	1,002

Transportation & Logistics - 0.3%
Korea Expressway Corp.,
1.63%, 4/28/17(1) (2)	5,000	4,972

Travel & Lodging - 0.2%
Carnival Corp.,
1.20%, 2/5/16	2,700	2,698

Wireless Telecommunications Services - 0.4%
KT Corp.,
1.75%, 4/22/17(1) (2)	3,000	2,992
Vodafone Group PLC,
0.62%, 2/19/16	3,400	3,399

		6,391

Total Foreign Issuer Bonds (Cost $522,067)		521,834

U.S. GOVERNMENT AGENCIES - 0.3%(3)
Federal Farm Credit Bank - 0.1%
1.05%, 3/28/16	1,225	1,235

Freddie Mac - 0.2%
1.02%, 6/30/17	3,000	2,995

Total U.S. Government Agencies (Cost $4,233)		4,230

U.S. GOVERNMENT OBLIGATIONS - 5.3%
U.S. Treasury Notes - 5.3%
0.50%, 8/31/16	5,500	5,498
0.50%, 9/30/16	17,000	16,980
0.38%, 10/31/16	22,000	21,909
0.50%, 11/30/16	5,000	4,987
0.63%, 12/15/16	5,000	4,998
0.88%, 6/15/17	15,000	14,992
0.88%, 8/15/17	10,000	9,976
0.88%, 11/15/17	1,300	1,294
1.00%, 12/15/17	7,000	6,983

		87,617

Total U.S. Government Obligations (Cost $87,628)		87,617

MUNICIPAL BONDS - 2.5%
California - 0.1%
California State Earthquake Authority TRB,
1.19%, 7/1/16	2,000	1,997

Florida - 0.1%
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
1.30%, 7/1/16	2,000	2,017

Georgia - 0.1%
Georgia State Taxable G.O. Unlimited Bonds, Series B,
0.98%, 2/1/17	2,000	1,994

Idaho - 0.6%
Idaho Housing & Finance Association,
0.56%, 2/4/15(4)	10,320	10,318

Illinois - 0.5%
Regional Transportation Authority TRB, Series A1, Working Cash Notes,
0.55%, 5/6/16	7,150	7,146

Maine - 0.2%
Maine State Municipal Bond Bank Liquor Operation TRB,
1.07%, 6/1/15	2,200	2,208

New Jersey - 0.3%
Hudson County Improvement Authority Taxable Revenue Pooled Notes, Series V2 (County Gtd.),
1.00%, 11/25/15	3,925	3,945

New York - 0.5%
New York City Taxable G.O. Unlimited Bonds, Subseries D2,
1.00%, 8/1/16	4,650	4,664
Triborough Bridge & Tunnel Authority Taxable Revenue Refunding Bonds, Subseries D, Floating Notes,
0.56%, Mandatory Put 2/2/15	4,000	4,000

		8,664

NORTHERN FUNDS QUARTERLY REPORT    9     FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 2.5% continued
Texas - 0.1%
Harris County-Houston Sports Authority Revenue Refunding Bonds, Series B,
1.89%, 11/15/17	$1,915	$1,916

Total Municipal Bonds (Cost $40,186)		40,205

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.5%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5) (6)	57,675,908	$57,676

Total Investment Companies (Cost $57,676)		57,676

Total Investments - 99.8% (Cost $1,632,409)		1,631,962

Other Assets less Liabilities - 0.2%		3,157

NET ASSETS - 100.0%		$1,635,119

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2014, the value of these restricted illiquid securities amounted to approximately $180,460,000 or 11.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ABN AMRO Bank N.V.,
1.03%, 10/28/16	10/23/13	$5,000

Anglo American Capital PLC,
1.18%, 4/15/16	4/8/14	3,000

ARI Fleet Lease Trust, Series 2014-A, Class A2,
0.81%, 11/15/22	4/1/14	5,000

Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
1.20%, 3/10/17	3/4/14	3,996

Banque Federative du Credit Mutuel S.A.,
1.08%, 10/28/16	10/22/13	5,000

Banque Federative du Credit Mutuel S.A.,
1.08%, 1/20/17	1/14/14	2,500

CNPC General Capital Ltd.,
1.13%, 5/14/17	5/7/14	2,500

Credit Agricole S.A.,
1.03%, 4/15/19	4/9/14	10,000

Daimler Finance North America LLC,
1.30%, 7/31/15	1/3/14	3,501

Electricite de France S.A.,
0.69%, 1/20/17	1/13/14	6,000

Golden Credit Card Trust, Series 2014-2A, Class A,
0.61%, 3/15/21	3/19/14	4,000

Hana Bank,
1.38%, 2/5/16	1/10/14	5,005

Hyundai Auto Lease Securitization Trust, Series 2014-B, Class A2,
0.61%, 2/15/17	6/17/14	2,000

Hyundai Capital Services, Inc.,
1.04%, 3/18/17	3/11/14	3,000

Korea Expressway Corp.,
1.63%, 4/28/17	4/22/14	4,987

KT Corp.,
1.75%, 4/22/17	4/14/14	2,994

Macquarie Bank Ltd.,
1.65%, 3/24/17	3/18/14	5,000

Macquarie Bank Ltd.,
0.86%, 10/27/17	10/22/14	5,500

National Australia Bank Ltd.,
1.25%, 3/17/17	3/11/14	4,999

National Australia Bank Ltd.,
1.30%, 6/30/17	6/24/14	9,992

NBCUniversal Enterprise, Inc.,
0.92%, 4/15/18	11/22/13	3,024

Nissan Motor Acceptance Corp.,
0.78%, 3/3/17	2/25/14	10,000

SABMiller Holdings, Inc.,
2.45%, 1/15/17	7/10/14	2,682

SABMiller Holdings, Inc.,
0.92%, 8/1/18	2/28/14-4/24/14	8,694

Shinhan Bank,
0.91%, 4/8/17	4/1/14	3,000

Sinopec Group Overseas Development 2014 Ltd.,
1.15%, 4/10/19	4/2/14	20,000

Sumitomo Mitsui Trust Bank Ltd.,
1.02%, 9/16/16	11/5/13	2,015

Suncorp-Metway Ltd.,
1.70%, 3/28/17	3/25/14	5,000

Tencent Holdings Ltd.,
2.00%, 5/2/17	4/22/14	2,994

FIXED INCOME FUND    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Volkswagen Group of America Finance LLC,
0.60%, 5/23/17	5/15/14	$4,000

Volkswagen International Finance N.V.,
1.13%, 11/18/16	11/13/13-6/3/14	11,632

Volvo Financial Equipment LLC, Series 2014-1A, Class A2,
0.54%, 11/15/16	2/25/14	1,480

WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17	9/10/14	4,999

WM Wrigley Jr Co.,
1.40%, 10/21/16	10/17/13	7,041

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	Zero coupon bond reflects effective yield on the date of purchase.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $28,527,000 with net purchases of approximately $29,149,000 during the nine months ended December 31, 2014.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At December 31, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	5.4%
U.S. Agency	0.3
AAA	9.2
AA	18.0
A	41.7
BBB	20.7
BB	0.3
A1 (Short Term)	0.9
Cash Equivalents	3.5

Total	100.0%

*	Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued	DECEMBER 31, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$141,971	(1)	$—	$141,971
Corporate Bonds	—	778,429	(1)	—	778,429
Foreign Issuer Bonds	—	521,834	(1)	—	521,834
U.S. Government Agencies	—	4,230	(1)	—	4,230
U.S. Government Obligations	—	87,617	(1)	—	87,617
Municipal Bonds	—	40,205	(1)	—	40,205
Investment Companies	57,676	—		—	57,676

Total Investments	$57,676	$1,574,286		$—	$1,631,962

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,632,409

Gross tax appreciation of investments	$2,505
Gross tax depreciation of investments	(2,952)

Net tax depreciation of investments	$(447)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

G.O. - General Obligation

Gtd. - Guaranteed

TRB - Tax Revenue Bonds

FIXED INCOME FUND    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 16.0(1)
Fannie Mae - 3.7%
2.63%, 9/6/24	$750	$760
Pool #555649,
7.50%, 10/1/32	76	87
Pool #893082,
2.42%, 9/1/36	267	288

		1,135

Freddie Mac - 3.5%
Pool #1J0365,
2.42%, 4/1/37	380	409
Pool #1J2840,
2.40%, 9/1/37	575	619
Pool #410092,
2.29%, 11/1/24	36	37

		1,065

Government National Mortgage Association - 7.8%
Series 2012-123, Class A,
1.04%, 7/16/46	453	418
Series 2013-12, Class KA,
1.50%, 12/16/43	296	288
Series 2013-142, Class AD,
2.25%, 12/16/47	484	475
Series 2013-17, Class AF,
1.21%, 11/16/43	457	447
Series 2013-92, Class AB,
2.00%, 2/16/43	759	752

		2,380

Government National Mortgage Association I - 0.0%
Pool #268360,
10.00%, 4/15/19	77
Pool #270288,
10.00%, 6/15/19	12	12

		19

Government National Mortgage Association II - 1.0%
Pool #82581,
4.00%, 7/20/40	304	317

Total U.S. Government Agencies (Cost $4,885)		4,916

U.S. GOVERNMENT OBLIGATIONS - 71.4%
U.S. Treasury Inflation Indexed Bonds - 3.3%
0.13%, 4/15/19	1,000	1,003

U.S. Treasury Notes - 68.1%
1.25%, 10/31/15	935	943
0.63%, 12/31/16	2,175	2,172
0.63%, 2/15/17	1,055	1,052
0.63%, 8/31/17	3,450	3,417
1.00%, 12/15/17	2,640	2,634
1.38%, 6/30/18	670	671
1.50%, 2/28/19	2,045	2,047
1.00%, 9/30/19	460	447
1.63%, 12/31/19	1,519	1,517
2.00%, 2/28/21	3,030	3,051
2.13%, 12/31/21	1,670	1,686
2.25%, 11/15/24	1,250	1,258

		20,895

Total U.S. Government Obligations (Cost $21,826)		21,898

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 6.2%
FlexShares Trust-FlexShares Disciplined Duration MBS Index Fund(2) (3)	7,000	$176
Northern Institutional Funds - U.S. Government Portfolio, 0.01%(4) (5)	1,706,441	1,706

Total Investment Companies (Cost $1,882)		1,882

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.8%
U.S. Treasury Bills,
0.09%, 10/15/15	$1,090	$1,088
0.12%, 4/2/15(6)	1,000	1,000

Total Short-Term Investments (Cost $2,089)		2,088

Total Investments - 100.4% (Cost $30,682)		30,784

Liabilities less Other Assets - (0.4)%		(128)

NET ASSETS - 100.0%		$30,656

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued	DECEMBER 31, 2014 (UNAUDITED)

(2)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the adviser to the Fund and the investment adviser to FlexShares Trust.
(3)	At March 31, 2014, the value of the Fund’s investment in the FlexShares Disciplined Duration MBS Index Fund of FlexShares Trust was $0 with gross purchases of approximately $176,000 and no sales during the nine months ended
December 31, 2014.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	At March 31, 2014, the value of the Fund’s investment in the U.S. Government Portfolio of Northern Institutional Funds was approximately $158,000 with net purchases of approximately $1,548,000 during the nine months ended December 31, 2014.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At December 31, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
2-Year U.S. Treasury Note	14	$3,060	Long	3/15	$(6)
5 Year U.S. Treasury Note	3	357	Long	3/15	— *
10 Year U.S. Treasury Note	7	888	Long	3/15	3

Total					$(3)

*	Amount rounds to less than one thousand.

At December 31, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	86.7%
U.S. Agency	7.2
Cash Equivalents	5.5
Not Rated	0.6

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$4,916	(1)	$—	$4,916
U.S. Government Obligations	—	21,898	(1)	—	21,898
Investment Companies	1,882	—		—	1,882
Short-Term Investments	—	2,088		—	2,088

Total Investments	$1,882	$28,902		$—	$30,784

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$3	$—		$—	$3
Liabilities
Futures Contracts	(6)	—		—	(6)

Total Other Financial Instruments	$(3)	$—		$—	$(3)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$30,696

Gross tax appreciation of investments	$190
Gross tax depreciation of investments	(102)

Net tax appreciation of investments	$88

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.0%
Auto Floor Plan - 0.0%
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1,
1.20%, 2/15/19	$300	$299
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A1,
1.40%, 8/15/19	100	100

		399

Automobile - 0.3%
Ally Auto Receivables Trust, Series 2013-2, Class A4,
1.24%, 11/15/18	50	50
Ally Auto Receivables Trust, Series 2014-2, Class A3,
1.25%, 4/15/19	250	250
Ally Auto Receivables Trust, Series 2014-SN2, Class A3,
1.03%, 9/20/17	100	100
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class B,
1.19%, 5/8/18	25	25
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C,
1.79%, 3/8/19	25	25
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class D,
2.42%, 5/8/19	25	25
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A3,
1.15%, 6/10/19	100	100
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B,
1.92%, 11/8/19	100	100
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C,
2.58%, 9/8/20	100	100
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class D,
3.13%, 10/8/20	50	50
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class B,
1.87%, 12/9/19	100	100
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class D,
3.07%, 11/9/20	100	100
Capital Auto Receivables Asset Trust, Series 2013-3, Class A3,
1.31%, 12/20/17	200	201
Capital Auto Receivables Asset Trust, Series 2013-4, Class B,
2.06%, 10/22/18	50	50
Capital Auto Receivables Asset Trust, Series 2013-4, Class C,
2.67%, 2/20/19	50	51
Capital Auto Receivables Asset Trust, Series 2013-4, Class D,
3.22%, 5/20/19	50	51
CarMax Auto Owner Trust, Series 2013-3, Class A4,
1.49%, 1/15/19	200	200
CarMax Auto Owner Trust, Series 2014-1, Class A3,
0.79%, 10/15/18	100	100
CarMax Auto Owner Trust, Series 2014-3, Class A3,
1.16%, 6/17/19	200	199
Fifth Third Auto Trust, Series 2013-1, Class A4,
1.30%, 2/18/20	200	201
Fifth Third Auto Trust, Series 2014-2, Class A3,
0.89%, 11/15/18	200	199
Ford Credit Auto Owner Trust, Series 2013-B, Class A4,
0.76%, 8/15/18	100	100
Ford Credit Auto Owner Trust, Series 2013-B, Class B,
1.11%, 10/15/18	100	100
Ford Credit Auto Owner Trust, Series 2014-C, Class A3,
1.06%, 5/15/19	150	150
Honda Auto Receivables Owner Trust, Series 2014-1, Class A3,
0.67%, 11/21/17	200	199
Honda Auto Receivables Owner Trust, Series 2014-3, Class A3,
0.88%, 6/15/18	500	498
Honda Auto Receivables Owner Trust, Series 2014-3, Class A4,
1.31%, 10/15/20	200	199
Hyundai Auto Receivables Trust, Series 2013-B, Class A4,
1.01%, 2/15/19	75	75
Hyundai Auto Receivables Trust, Series 2013-B, Class C,
1.71%, 2/15/19	65	65

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.0% continued
Automobile - 0.3% continued
Nissan Auto Lease Trust, Series 2014-B, Class A3,
1.12%, 9/15/17	$100	$100
Nissan Auto Receivables Owner Trust, Series 2013-A, Class A4,
0.75%, 7/15/19	100	100
Nissan Auto Receivables Owner Trust, Series 2013-B, Class A4,
1.31%, 10/15/19	100	100
Nissan Auto Receivables Owner Trust, Series 2013-C, Class A4,
1.30%, 6/15/20	200	199
Nissan Auto Receivables Owner Trust, Series 2014-B, Class A3,
1.11%, 5/15/19	500	499
Nissan Auto Receivables Owner Trust, Series 2014-B, Class A4,
1.66%, 3/15/21	200	199
Santander Drive Auto Receivables Trust, Series 2014-2, Class B,
1.62%, 2/15/19	100	100
Santander Drive Auto Receivables Trust, Series 2014-2, Class C,
2.33%, 11/15/19	100	100
Santander Drive Auto Receivables Trust, Series 2014-2, Class D,
2.76%, 2/18/20	75	75
Santander Drive Auto Receivables Trust, Series 2014-3, Class B,
1.45%, 5/15/19	150	150
Santander Drive Auto Receivables Trust, Series 2014-3, Class C,
2.13%, 8/17/20	100	100
Santander Drive Auto Receivables Trust, Series 2014-3, Class D,
2.65%, 8/17/20	50	49
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3,
1.08%, 9/17/18	100	100
Santander Drive Auto Receivables Trust, Series 2014-4, Class B,
1.82%, 5/15/19	100	100
Santander Drive Auto Receivables Trust, Series 2014-4, Class C,
2.60%, 11/16/20	50	50
Santander Drive Auto Receivables Trust, Series 2014-4, Class D,
3.10%, 11/16/20	50	50
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3,
0.76%, 3/15/18	230	229
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3,
0.95%, 4/22/19	200	199
World Omni Auto Receivables Trust, Series 2014-A, Class A3,
0.94%, 4/15/19	200	200
World Omni Auto Receivables Trust, Series 2014-A, Class A4,
1.53%, 6/15/20	100	99
World Omni Auto Receivables Trust, Series 2014-B, Class A3,
1.14%, 1/15/20	100	99

		6,560

Commercial Mortgage-Backed Securities - 1.5%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4,
5.73%, 5/10/45	200	208
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM,
5.68%, 7/10/46	400	426
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4,
5.41%, 9/10/47	250	262
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4,
5.45%, 1/15/49	425	455
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A4,
6.24%, 2/10/51	416	460
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4,
5.54%, 9/11/41	626	659
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A4,
5.20%, 12/11/38	500	530
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4,
5.54%, 10/12/41	235	248
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4,
5.71%, 6/11/40	500	539

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.0% continued
Commercial Mortgage-Backed Securities - 1.5% continued
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4,
5.70%, 6/11/50	$250	$272
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4,
5.47%, 1/12/45	492	527
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4,
5.74%, 9/11/42	1,050	1,148
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM,
5.84%, 9/11/42	250	274
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	444	467
CD Commercial Mortgage Trust, Series 2007-CD5, Class A4,
5.89%, 11/15/44	379	413
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2,
3.06%, 12/15/47	200	206
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4,
5.43%, 10/15/49	1,000	1,059
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4,
5.71%, 12/10/49	700	759
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4,
3.02%, 9/10/45	400	405
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2,
1.99%, 4/10/46	100	100
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4,
4.37%, 9/10/46	100	110
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS,
4.65%, 9/10/46	100	110
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4,
3.64%, 10/10/47	250	260
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4,
5.22%, 8/15/48	225	237
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B,
6.04%, 12/10/49	121	130
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3,
2.82%, 10/15/45	175	175
Commercial Mortgage Pass Through Certificates, Series 2014-UBS6, Class A5,
3.64%, 12/10/47	250	260
Commercial Mortgage Trust, Series 2006-C8, Class A4,
5.31%, 12/10/46	389	412
Commercial Mortgage Trust, Series 2007-GG11, Class A4,
5.74%, 12/10/49	400	433
Commercial Mortgage Trust, Series 2007-GG9, Class A4,
5.44%, 3/10/39	400	427
Commercial Mortgage Trust, Series 2012-CR2, Class A4,
3.15%, 8/15/45	100	102
Commercial Mortgage Trust, Series 2012-CR4, Class A3,
2.85%, 10/15/45	150	150
Commercial Mortgage Trust, Series 2012-CR5, Class A4,
2.77%, 12/10/45	100	100
Commercial Mortgage Trust, Series 2012-LC4, Class A4,
3.29%, 12/10/44	100	103
Commercial Mortgage Trust, Series 2013-CR10, Class A4,
4.21%, 8/10/46	100	109
Commercial Mortgage Trust, Series 2013-CR9, Class A4,
4.24%, 7/10/45	200	220
Commercial Mortgage Trust, Series 2013-LC6, Class A4,
2.94%, 1/10/46	150	151
Commercial Mortgage Trust, Series 2014-CR18, Class A5,
3.83%, 7/15/47	500	530
Commercial Mortgage Trust, Series 2014-CR19, Class A5,
3.80%, 8/10/47	300	317
Commercial Mortgage Trust, Series 2014-CR20, Class A4,
3.59%, 11/10/47	500	520

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.0% continued
Commercial Mortgage-Backed Securities - 1.5% continued
Commercial Mortgage Trust, Series 2014-UBS5, Class A4,
3.84%, 9/10/47	$300	$318
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class A3,
5.47%, 9/15/39	415	437
DB-UBS Mortgage Trust, Series 2011-LC3A, Class A2,
3.64%, 8/10/44	175	181
GE Capital Commercial Mortgage Trust Corp., Series 2007-C1, Class A4,
5.54%, 12/10/49	300	319
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A3,
2.77%, 11/10/45	175	174
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5,
2.94%, 2/10/46	100	100
GS Mortgage Securities Trust, Series 2011-GC5, Class A2,
3.00%, 8/10/44	125	128
GS Mortgage Securities Trust, Series 2011-GC5, Class A4,
3.71%, 8/10/44	150	159
GS Mortgage Securities Trust, Series 2012-GC6, Class A3,
3.48%, 1/10/45	200	209
GS Mortgage Securities Trust, Series 2013-GC13, Class A5,
4.04%, 7/10/46	200	218
GS Mortgage Securities Trust, Series 2013-GC14, Class A5,
4.24%, 8/10/46	150	164
GS Mortgage Securities Trust, Series 2013-GCJ12, Class A4,
3.14%, 6/10/46	100	101
GS Mortgage Securities Trust, Series 2014-GC18, Class A4,
4.07%, 1/10/47	500	538
GS Mortgage Securities Trust, Series 2014-GC20, Class A5,
4.00%, 4/10/47	100	107
GS Mortgage Securities Trust, Series 2014-GC24, Class A5,
3.93%, 9/10/47	300	320
GS Mortgage Securities Trust, Series 2014-GC26, Class A5,
3.63%, 11/10/47	250	260
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4,
5.87%, 4/15/45	400	418
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3,
5.34%, 5/15/47	492	522
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4,
5.44%, 6/12/47	722	768
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4,
5.70%, 2/12/49	700	751
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4,
5.79%, 6/15/49	378	406
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4,
5.88%, 2/15/51	215	233
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3,
4.17%, 8/15/46	200	216
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3,
3.51%, 5/15/45	200	209
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4,
3.48%, 6/15/45	125	131
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5,
3.14%, 12/15/47	150	153
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS,
3.37%, 12/15/47	50	51
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4,
3.99%, 1/15/46	100	108

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.0% continued
Commercial Mortgage-Backed Securities - 1.5% continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4,
4.00%, 4/15/47	$200	$215
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5,
3.80%, 7/15/47	500	530
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C22, Class A4,
3.80%, 9/15/47	500	527
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A2,
2.94%, 11/15/47	250	258
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A5,
3.64%, 11/15/47	200	209
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A5,
3.67%, 11/15/47	150	157
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class AM,
5.71%, 3/15/39	185	194
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4,
5.83%, 6/15/38	230	242
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3,
5.35%, 11/15/38	695	739
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.15%, 4/15/41	1,000	1,103
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4,
5.83%, 6/12/50	650	698
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A4,
5.49%, 3/12/51	150	161
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3,
5.88%, 8/12/49	500	545
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4,
2.86%, 11/15/45	200	200
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4,
4.22%, 8/15/46	300	328
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4,
2.92%, 2/15/46	175	175
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4,
3.10%, 5/15/46	200	202
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2,
2.92%, 2/15/47	200	206
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3,
3.67%, 2/15/47	100	105
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5,
4.06%, 2/15/47	200	216
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5,
3.74%, 8/15/47	400	421
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A2,
3.19%, 10/15/47	500	520
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2,
3.10%, 12/15/47	500	515
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4,
5.91%, 6/11/49	290	315
Morgan Stanley Capital I Trust, Series 2007-T25, Class A3,
5.51%, 11/12/49	295	315
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4,
5.65%, 6/11/42	400	435
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4,
6.28%, 1/11/43	209	234
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class A4,
5.33%, 11/12/41	89	94
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	473	499
Morgan Stanley Capital I Trust, Series 2006-T23, Class A4,
5.81%, 8/12/41	500	525

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.0% continued
Commercial Mortgage-Backed Securities - 1.5% continued
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2,
3.22%, 7/15/49	$368	$380
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4,
3.24%, 3/15/45	150	154
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3,
3.40%, 5/10/45	300	311
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4,
3.09%, 8/10/49	125	127
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5,
2.85%, 12/10/45	100	100
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4,
3.18%, 3/10/46	100	102
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4,
3.24%, 4/10/46	100	102
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3,
3.60%, 1/10/45	150	157
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4,
5.57%, 10/15/48	439	464
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4,
5.31%, 11/15/48	195	206
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4,
5.51%, 4/15/47	250	263
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3,
5.72%, 6/15/49	200	215
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3,
2.92%, 10/15/45	150	151
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4,
3.67%, 11/15/44	150	159
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A3,
2.88%, 12/15/45	100	100
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class A4,
3.44%, 4/15/45	175	183
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4,
3.20%, 3/15/48	100	102
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class AS,
3.56%, 3/15/48	50	51
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class A5,
3.34%, 6/15/46	150	155
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A2,
3.22%, 9/15/46	100	104
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A5,
4.42%, 9/15/46	250	277
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5,
3.75%, 9/15/57	500	527
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class A5,
3.61%, 11/15/47	500	521
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5,
3.63%, 11/15/47	250	261
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A5,
4.05%, 3/15/47	100	108

		38,135

Credit Card - 0.2%
American Express Credit Account Master Trust, Series 2014-2, Class A,
1.26%, 1/15/20	220	219
American Express Credit Account Master Trust, Series 2014-4, Class A,
1.43%, 6/15/20	100	100
BA Credit Card Trust, Series 2007-A1, Class A1,
5.17%, 6/15/19	185	200
Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7,
5.75%, 7/15/20	200	222
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A,
1.48%, 7/15/20	200	200
Chase Issuance Trust, Series 2012-A4, Class A4,
1.58%, 8/16/21	250	245

FIXED INCOME INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.0% continued
Credit Card - 0.2% continued
Chase Issuance Trust, Series 2012-A7, Class A7,
2.16%, 9/16/24	$150	$145
Chase Issuance Trust, Series 2013-A1, Class A1,
1.30%, 2/18/20	100	99
Chase Issuance Trust, Series 2014-A1, Class A1,
1.15%, 1/15/19	300	300
Chase Issuance Trust, Series 2014-A7, Class A,
1.38%, 11/15/19	150	149
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3,
5.30%, 3/15/18	200	211
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3,
6.15%, 6/15/39	100	134
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3,
1.11%, 7/23/18	300	301
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6,
1.32%, 9/7/18	250	251
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1,
2.88%, 1/23/23	300	308
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2,
1.02%, 2/22/19	325	324
Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4,
1.23%, 4/24/19	200	200
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5,
2.68%, 6/7/23	150	151
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6,
2.15%, 7/15/21	250	250
Discover Card Execution Note Trust, Series 2007-A1, Class A1,
5.65%, 3/16/20	300	333
Discover Card Execution Note Trust, Series 2012-A6, Class A6,
1.67%, 1/18/22	350	343
Discover Card Execution Note Trust, Series 2013-A5, Class A5,
1.04%, 4/15/19	300	300
Discover Card Execution Note Trust, Series 2014-A3, Class A3,
1.22%, 10/15/19	235	235
Discover Card Execution Note Trust, Series 2014-A4, Class A4,
2.12%, 12/15/21	200	200
Discover Card Execution Note Trust, Series 2014-A5, Class A,
1.39%, 4/15/20	200	199
Synchrony Credit Card Master Note Trust, Series 2012-6, Class A,
1.36%, 8/17/20	150	149
Synchrony Credit Card Master Note Trust, Series 2012-7, Class A,
1.76%, 9/15/22	100	98
Synchrony Credit Card Master Note Trust, Series 2013-1, Class A,
1.35%, 3/15/21	200	197
World Financial Network Credit Card Master Trust, Series 2013-B, Class A,
0.91%, 3/16/20	200	200

		6,263

Utilities - 0.0%
AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3,
2.84%, 3/1/26	100	101
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A2,
3.46%, 8/15/19	200	209
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3,
4.24%, 8/15/23	100	109
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3,
3.03%, 10/15/25	100	102
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3,
4.38%, 11/1/23	100	110

		631

Total Asset-Backed Securities (Cost $50,833)		51,988

CORPORATE BONDS - 19.4%
Advertising & Marketing - 0.0%
Interpublic Group of (The) Cos., Inc.,
2.25%, 11/15/17	135	135

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Advertising & Marketing - 0.0% continued
Omnicom Group, Inc.,
6.25%, 7/15/19	$300	$348
3.63%, 5/1/22	496	509

		992

Aerospace & Defense - 0.4%
Boeing (The) Co.,
3.75%, 11/20/16	400	421
0.95%, 5/15/18	200	196
2.85%, 10/30/24	110	109
6.13%, 2/15/33	135	179
6.63%, 2/15/38	100	141
5.88%, 2/15/40	75	98
Boeing Capital Corp.,
2.13%, 8/15/16	275	280
General Dynamics Corp.,
2.25%, 7/15/16	150	153
1.00%, 11/15/17	100	99
3.88%, 7/15/21	250	268
3.60%, 11/15/42	155	148
L-3 Communications Corp.,
3.95%, 11/15/16	150	157
5.20%, 10/15/19	250	275
4.95%, 2/15/21	40	43
Lockheed Martin Corp.,
7.65%, 5/1/16	100	109
2.13%, 9/15/16	65	66
4.25%, 11/15/19	500	545
4.07%, 12/15/42	418	422
Northrop Grumman Corp.,
1.75%, 6/1/18	125	124
5.05%, 8/1/19	170	189
5.05%, 11/15/40	250	282
4.75%, 6/1/43	250	279
Precision Castparts Corp.,
1.25%, 1/15/18	210	207
2.50%, 1/15/23	500	481
3.90%, 1/15/43	100	101
Raytheon Co.,
4.40%, 2/15/20	510	557
2.50%, 12/15/22	1,150	1,120
4.70%, 12/15/41	100	112
Textron, Inc.,
5.60%, 12/1/17	125	137
United Technologies Corp.,
1.80%, 6/1/17	500	507
5.38%, 12/15/17	390	434
4.50%, 4/15/20	450	499
7.50%, 9/15/29	100	143
6.05%, 6/1/36	100	132
6.13%, 7/15/38	175	231
5.70%, 4/15/40	500	627
4.50%, 6/1/42	700	762

		10,633

Airlines - 0.0%
Continental Airlines Pass Through Trust, Series 2009-2, Class A,
7.25%, 11/10/19	290	336
Southwest Airlines Co. Pass Through Trust, Series 2007-1,
6.15%, 8/1/22	367	421

		757

Apparel & Textile Products - 0.0%
NIKE, Inc.,
3.63%, 5/1/43	75	75
VF Corp.,
3.50%, 9/1/21	150	159
6.00%, 10/15/33	100	125
6.45%, 11/1/37	30	40

		399

Auto Parts Manufacturing - 0.0%
Delphi Corp.,
4.15%, 3/15/24	300	310
Johnson Controls, Inc.,
2.60%, 12/1/16	75	77
5.00%, 3/30/20	155	170
5.70%, 3/1/41	250	299
4.63%, 7/2/44	215	221

		1,077

Automobiles Manufacturing - 0.4%
American Honda Finance Corp.,
2.13%, 10/10/18	75	75
2.25%, 8/15/19	250	251
Daimler Finance North America LLC,
8.50%, 1/18/31	175	268
Ford Motor Co.,
7.45%, 7/16/31	350	475

FIXED INCOME INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Automobiles Manufacturing - 0.4% continued
4.75%, 1/15/43	$500	$528
Ford Motor Credit Co. LLC,
2.50%, 1/15/16	500	506
4.21%, 4/15/16	1,000	1,035
4.25%, 2/3/17	1,000	1,050
3.00%, 6/12/17	640	657
2.88%, 10/1/18	200	203
2.60%, 11/4/19	200	199
5.88%, 8/2/21	500	579
4.25%, 9/20/22	300	318
Toyota Motor Credit Corp.,
2.80%, 1/11/16	300	307
2.00%, 9/15/16	165	168
2.05%, 1/12/17	750	764
1.75%, 5/22/17	150	151
1.25%, 10/5/17	250	249
1.38%, 1/10/18	500	497
2.00%, 10/24/18	400	404
2.10%, 1/17/19	100	100
2.13%, 7/18/19	100	100
4.50%, 6/17/20	300	331

		9,215

Banks - 0.8%
Bank of America N.A.,
6.00%, 10/15/36	250	313
Bank One Corp.,
7.75%, 7/15/25	54	71
BB&T Corp.,
3.95%, 4/29/16	250	259
2.15%, 3/22/17	250	254
1.60%, 8/15/17	50	50
1.45%, 1/12/18	80	79
2.05%, 6/19/18	100	101
2.25%, 2/1/19	100	100
2.45%, 1/15/20	450	448
Branch Banking & Trust Co.,
2.30%, 10/15/18	500	505
2.85%, 4/1/21	650	654
3.80%, 10/30/26	250	255
Capital One N.A.,
1.50%, 3/22/18	250	246
2.40%, 9/5/19	250	249
Discover Bank,
2.00%, 2/21/18	500	499
3.20%, 8/9/21	250	251
Fifth Third Bancorp,
5.45%, 1/15/17	75	81
3.50%, 3/15/22	200	205
4.30%, 1/16/24	220	231
8.25%, 3/1/38	275	413
Fifth Third Bank,
0.90%, 2/26/16	250	250
2.88%, 10/1/21	250	250
HSBC Bank USA N.A.,
4.88%, 8/24/20	300	331
7.00%, 1/15/39	350	501
HSBC USA, Inc.,
1.63%, 1/16/18	180	179
2.63%, 9/24/18	80	82
2.38%, 11/13/19	250	250
3.50%, 6/23/24	1,000	1,032
JPMorgan Chase Bank N.A.,
5.88%, 6/13/16	200	213
6.00%, 10/1/17	1,400	1,554
KeyBank N.A.,
5.45%, 3/3/16	100	105
2.50%, 12/15/19	250	251
KeyCorp,
2.30%, 12/13/18	250	251
5.10%, 3/24/21	25	28
Manufacturers & Traders Trust Co.,
1.40%, 7/25/17	250	250
6.63%, 12/4/17	250	283
MUFG Americas Holdings Corp.,
3.50%, 6/18/22	150	155
MUFG Union Bank N.A.,
2.63%, 9/26/18	250	254
PNC Bank N.A.,
4.88%, 9/21/17	100	108
1.50%, 10/18/17	500	499
2.70%, 11/1/22	750	718
2.95%, 1/30/23	250	244
3.80%, 7/25/23	250	258
PNC Financial Services Group (The), Inc.,
2.85%, 11/9/22	100	98
PNC Funding Corp.,
2.70%, 9/19/16	60	62

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Banks - 0.8% continued
6.70%, 6/10/19	$600	$710
4.38%, 8/11/20	500	546
3.30%, 3/8/22	150	154
Santander Holdings USA, Inc.,
4.63%, 4/19/16	30	31
SunTrust Bank,
7.25%, 3/15/18	125	145
2.75%, 5/1/23	350	341
SunTrust Banks, Inc.,
3.60%, 4/15/16	100	103
2.35%, 11/1/18	25	25
2.50%, 5/1/19	200	201
US Bancorp,
2.20%, 11/15/16	75	77
1.95%, 11/15/18	200	201
4.13%, 5/24/21	200	219
3.00%, 3/15/22	115	116
2.95%, 7/15/22	1,200	1,183
US Bank N.A.,
1.38%, 9/11/17	350	350
Wachovia Corp.,
5.63%, 10/15/16	550	591
5.75%, 6/15/17	350	386
5.75%, 2/1/18	600	672
Wells Fargo Bank N.A.,
5.85%, 2/1/37	250	315
6.60%, 1/15/38	300	416
Wells Fargo Capital X,
5.95%, 12/15/36	100	102

		20,354

Biotechnology - 0.3%
Amgen, Inc.,
2.30%, 6/15/16	100	102
2.50%, 11/15/16	250	256
1.25%, 5/22/17	70	69
5.85%, 6/1/17	305	336
2.20%, 5/22/19	1,250	1,245
4.10%, 6/15/21	165	177
3.88%, 11/15/21	250	264
6.38%, 6/1/37	100	126
6.40%, 2/1/39	100	127
5.75%, 3/15/40	750	897
5.15%, 11/15/41	250	282
5.65%, 6/15/42	100	119
5.38%, 5/15/43	200	232
Celgene Corp.,
2.30%, 8/15/18	35	35
2.25%, 5/15/19	165	164
3.63%, 5/15/24	1,000	1,021
5.25%, 8/15/43	85	96
Gilead Sciences, Inc.,
3.05%, 12/1/16	100	104
2.05%, 4/1/19	100	100
2.35%, 2/1/20	85	85
4.50%, 4/1/21	200	222
5.65%, 12/1/41	330	409
4.50%, 2/1/45	250	267

		6,735

Cable & Satellite - 0.4%
Comcast Corp.,
4.95%, 6/15/16	250	265
3.13%, 7/15/22	430	437
3.38%, 2/15/25	65	66
7.05%, 3/15/33	140	195
5.65%, 6/15/35	50	62
6.45%, 3/15/37	590	785
6.95%, 8/15/37	450	634
6.40%, 5/15/38	600	801
6.40%, 3/1/40	145	196
4.65%, 7/15/42	40	44
4.75%, 3/1/44	500	557
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
1.75%, 1/15/18	55	55
4.60%, 2/15/21	555	595
4.45%, 4/1/24	1,020	1,067
6.00%, 8/15/40	520	583
Time Warner Cable, Inc.,
6.75%, 7/1/18	450	516
8.75%, 2/14/19	300	371
5.00%, 2/1/20	1,690	1,862
6.55%, 5/1/37	200	258
7.30%, 7/1/38	455	627
6.75%, 6/15/39	130	170

		10,146

FIXED INCOME INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Chemicals - 0.4%
Air Products & Chemicals, Inc.,
2.00%, 8/2/16	$145	$147
1.20%, 10/15/17	250	247
2.75%, 2/3/23	250	244
Airgas, Inc.,
1.65%, 2/15/18	250	247
2.90%, 11/15/22	150	148
3.65%, 7/15/24	70	72
Cabot Corp.,
5.00%, 10/1/16	250	265
2.55%, 1/15/18	300	302
CF Industries, Inc.,
6.88%, 5/1/18	300	341
3.45%, 6/1/23	110	108
5.15%, 3/15/34	235	246
Dow Chemical (The) Co.,
5.70%, 5/15/18	29	32
4.25%, 11/15/20	250	267
4.13%, 11/15/21	200	211
3.00%, 11/15/22	100	98
7.38%, 11/1/29	100	133
4.25%, 10/1/34	150	147
9.40%, 5/15/39	300	487
5.25%, 11/15/41	400	431
E.I. du Pont de Nemours & Co.,
5.25%, 12/15/16	400	433
4.63%, 1/15/20	185	204
2.80%, 2/15/23	630	620
6.50%, 1/15/28	100	130
4.15%, 2/15/43	250	252
Eastman Chemical Co.,
2.40%, 6/1/17	560	569
2.70%, 1/15/20	120	121
4.80%, 9/1/42	200	202
4.65%, 10/15/44	100	102
Lubrizol Corp.,
6.50%, 10/1/34	50	67
Monsanto Co.,
2.75%, 4/15/16	50	51
5.13%, 4/15/18	240	266
2.20%, 7/15/22	65	61
5.50%, 8/15/25	50	57
4.20%, 7/15/34	55	57
5.88%, 4/15/38	256	319
Mosaic (The) Co.,
5.45%, 11/15/33	250	283
4.88%, 11/15/41	100	103
PPG Industries, Inc.,
1.90%, 1/15/16	50	51
6.65%, 3/15/18	38	43
2.30%, 11/15/19	250	249
Praxair, Inc.,
1.05%, 11/7/17	85	84
1.25%, 11/7/18	150	147
4.50%, 8/15/19	400	440
4.05%, 3/15/21	100	109
2.45%, 2/15/22	250	245
2.20%, 8/15/22	150	144
3.55%, 11/7/42	125	122
Rohm & Haas Co.,
6.00%, 9/15/17	72	80
Sherwin-Williams (The) Co.,
1.35%, 12/15/17	100	99
Westlake Chemical Corp.,
3.60%, 7/15/22	65	64

		9,947

Commercial Finance - 0.6%
Air Lease Corp.,
3.38%, 1/15/19	65	66
4.25%, 9/15/24	350	353
GATX Corp.,
2.38%, 7/30/18	35	35
5.20%, 3/15/44	35	38
General Electric Capital Corp.,
5.00%, 1/8/16	100	104
2.95%, 5/9/16	200	206
2.90%, 1/9/17	750	776
2.30%, 4/27/17	250	256
5.63%, 9/15/17	1,175	1,304
1.60%, 11/20/17	135	136
1.63%, 4/2/18	250	250
5.63%, 5/1/18	2,575	2,898
2.10%, 12/11/19	125	125
4.38%, 9/16/20	115	126
4.63%, 1/7/21	1,400	1,560
3.15%, 9/7/22	750	764
3.10%, 1/9/23	500	506

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Commercial Finance - 0.6% continued
3.45%, 5/15/24	$1,350	$1,395
6.75%, 3/15/32	150	205
6.15%, 8/7/37	150	196
5.88%, 1/14/38	800	1,012
6.88%, 1/10/39	550	778
6.38%, 11/15/67	250	268
National Rural Utilities Cooperative Finance Corp.,
5.45%, 4/10/17	300	328
2.15%, 2/1/19	165	165
3.05%, 2/15/22	35	35
8.00%, 3/1/32	50	74
National Rural Utilities Cooperative Finance Corp.,
2.30%, 11/15/19	500	499
Private Export Funding Corp.,
1.45%, 8/15/19	2,000	1,922

		16,380

Communications Equipment - 0.3%
Apple, Inc.,
0.45%, 5/3/16	360	360
1.05%, 5/5/17	1,000	1,002
1.00%, 5/3/18	575	566
2.85%, 5/6/21	125	128
2.40%, 5/3/23	500	486
3.45%, 5/6/24	1,250	1,309
3.85%, 5/4/43	230	230
CC Holdings GS V LLC/Crown Castle GS III Corp.,
2.38%, 12/15/17	100	101
Cisco Systems, Inc.,
5.50%, 2/22/16	850	897
1.10%, 3/3/17	400	400
2.13%, 3/1/19	620	623
4.45%, 1/15/20	225	248
2.90%, 3/4/21	50	51
5.90%, 2/15/39	690	869
Harris Corp.,
6.38%, 6/15/19	50	57
Juniper Networks, Inc.,
4.60%, 3/15/21	100	104
5.95%, 3/15/41	100	100
Motorola Solutions, Inc.,
3.75%, 5/15/22	325	330
3.50%, 3/1/23	100	98

		7,959

Construction Materials Manufacturing - 0.0%
CRH America, Inc.,
6.00%, 9/30/16	100	108
Martin Marietta Materials, Inc.,
6.60%, 4/15/18	100	113
Owens Corning,
4.20%, 12/15/22	190	193

		414

Consumer Finance - 0.3%
American Express Co.,
6.15%, 8/28/17	800	891
7.00%, 3/19/18	300	347
2.65%, 12/2/22	632	620
3.63%, 12/5/24	125	126
American Express Credit Corp.,
1.30%, 7/29/16	145	146
2.80%, 9/19/16	1,250	1,287
2.38%, 3/24/17	250	256
1.13%, 6/5/17	400	399
Capital One Bank USA N.A.,
2.25%, 2/13/19	300	298
2.30%, 6/5/19	300	298
Capital One Financial Corp.,
3.15%, 7/15/16	195	200
3.75%, 4/24/24	1,000	1,022
Fidelity National Information Services, Inc.,
2.00%, 4/15/18	40	40
5.00%, 3/15/22	200	212
Fiserv, Inc.,
3.13%, 6/15/16	170	174
4.63%, 10/1/20	250	272
3.50%, 10/1/22	50	50
HSBC Finance Corp.,
5.50%, 1/19/16	650	680
6.68%, 1/15/21	500	593
Total System Services, Inc.,
2.38%, 6/1/18	200	198
Western Union (The) Co.,
5.93%, 10/1/16	355	381

FIXED INCOME INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Consumer Finance - 0.3% continued
6.20%, 11/17/36	$50	$51
6.20%, 6/21/40	70	74

		8,615

Consumer Products - 0.2%
Clorox (The) Co.,
5.95%, 10/15/17	25	28
3.05%, 9/15/22	250	248
Colgate-Palmolive Co.,
0.90%, 5/1/18	250	244
2.45%, 11/15/21	1,000	1,001
2.30%, 5/3/22	165	162
1.95%, 2/1/23	250	237
Estee Lauder (The) Cos., Inc.,
2.35%, 8/15/22	50	48
6.00%, 5/15/37	100	127
Kimberly-Clark Corp.,
6.13%, 8/1/17	50	56
6.25%, 7/15/18	150	173
2.40%, 3/1/22	50	49
6.63%, 8/1/37	350	498
3.70%, 6/1/43	100	97
Procter & Gamble (The) Co.,
1.45%, 8/15/16	50	51
4.70%, 2/15/19	200	223
1.90%, 11/1/19	100	100
2.30%, 2/6/22	215	213
3.10%, 8/15/23	250	257
5.80%, 8/15/34	100	133
5.55%, 3/5/37	50	65
Unilever Capital Corp.,
4.25%, 2/10/21	250	277
5.90%, 11/15/32	125	171

		4,458

Consumer Services - 0.0%
Ecolab, Inc.,
3.00%, 12/8/16	175	181
1.45%, 12/8/17	100	99
4.35%, 12/8/21	250	273
5.50%, 12/8/41	105	126

		679

Containers & Packaging - 0.1%
3M Co.,
1.00%, 6/26/17	150	150
5.70%, 3/15/37	350	454
International Paper Co.,
7.95%, 6/15/18	325	383
7.50%, 8/15/21	850	1,059
4.75%, 2/15/22	125	136
3.65%, 6/15/24	250	250
7.30%, 11/15/39	45	60
6.00%, 11/15/41	250	293
Packaging Corp. of America,
4.50%, 11/1/23	100	105
3.65%, 9/15/24	250	246
Rock-Tenn Co.,
3.50%, 3/1/20	150	152
Sonoco Products Co.,
4.38%, 11/1/21	25	27
5.75%, 11/1/40	150	179
Westvaco Corp.,
7.95%, 2/15/31	100	132

		3,626

Department Stores - 0.1%
Kohl’s Corp.,
4.00%, 11/1/21	85	88
3.25%, 2/1/23	100	97
4.75%, 12/15/23	250	268
6.00%, 1/15/33	100	111
6.88%, 12/15/37	150	189
Macy’s Retail Holdings, Inc.,
5.90%, 12/1/16	213	231
3.88%, 1/15/22	30	31
2.88%, 2/15/23	150	146
6.90%, 4/1/29	305	388
6.90%, 1/15/32	250	325
4.50%, 12/15/34	100	101
5.13%, 1/15/42	40	43
Nordstrom, Inc.,
6.25%, 1/15/18	325	367
4.00%, 10/15/21	150	161
7.00%, 1/15/38	50	70

		2,616

Design, Manufacturing & Distribution - 0.0%
Arrow Electronics, Inc.,
3.00%, 3/1/18	85	87

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Diversified Banks - 1.7%
Bank of America Corp.,
3.63%, 3/17/16	$185	$190
6.05%, 5/16/16	600	635
6.50%, 8/1/16	1,000	1,077
5.75%, 8/15/16	100	107
5.63%, 10/14/16	200	214
3.88%, 3/22/17	150	157
1.70%, 8/25/17	1,000	1,000
6.40%, 8/28/17	200	223
6.00%, 9/1/17	250	276
5.75%, 12/1/17	865	956
2.00%, 1/11/18	1,155	1,154
6.88%, 4/25/18	505	580
5.65%, 5/1/18	450	500
6.88%, 11/15/18	275	320
2.60%, 1/15/19	300	302
2.65%, 4/1/19	850	856
7.63%, 6/1/19	540	653
5.63%, 7/1/20	1,440	1,640
5.00%, 5/13/21	400	446
5.70%, 1/24/22	1,000	1,159
4.10%, 7/24/23	100	105
4.00%, 4/1/24	165	172
4.20%, 8/26/24	1,500	1,528
4.25%, 10/22/26	100	100
6.11%, 1/29/37	150	177
7.75%, 5/14/38	275	388
5.88%, 2/7/42	250	313
5.00%, 1/21/44	100	112
4.88%, 4/1/44	95	105
Citigroup, Inc.,
1.30%, 4/1/16	150	150
3.95%, 6/15/16	1,000	1,038
4.45%, 1/10/17	250	264
5.50%, 2/15/17	225	242
6.00%, 8/15/17	100	111
6.13%, 11/21/17	1,075	1,199
1.85%, 11/24/17	600	599
1.75%, 5/1/18	150	148
6.13%, 5/15/18	350	396
2.55%, 4/8/19	65	66
2.50%, 7/29/19	250	250
5.38%, 8/9/20	500	568
4.50%, 1/14/22	735	803
4.05%, 7/30/22	90	93
3.38%, 3/1/23	150	151
3.50%, 5/15/23	190	185
3.88%, 10/25/23	200	208
4.00%, 8/5/24	150	151
4.30%, 11/20/26	325	324
6.63%, 6/15/32	100	125
6.00%, 10/31/33	350	413
6.13%, 8/25/36	125	149
8.13%, 7/15/39	1,180	1,807
5.88%, 1/30/42	30	38
5.30%, 5/6/44	50	55
JPMorgan Chase & Co.,
3.15%, 7/5/16	935	961
1.35%, 2/15/17	150	150
6.13%, 6/27/17	100	110
2.00%, 8/15/17	125	126
6.00%, 1/15/18	1,610	1,801
1.80%, 1/25/18	1,000	999
1.63%, 5/15/18	200	198
2.35%, 1/28/19	1,750	1,762
6.30%, 4/23/19	500	581
2.20%, 10/22/19	500	496
4.95%, 3/25/20	375	414
4.40%, 7/22/20	300	325
4.63%, 5/10/21	250	275
4.35%, 8/15/21	615	668
3.25%, 9/23/22	210	211
3.63%, 5/13/24	250	256
3.88%, 9/10/24	1,250	1,251
6.40%, 5/15/38	554	724
5.60%, 7/15/41	405	490
5.40%, 1/6/42	100	118
5.63%, 8/16/43	150	175
Wells Fargo & Co.,
5.13%, 9/15/16	475	507
2.63%, 12/15/16	250	257
2.10%, 5/8/17	250	254
1.40%, 9/8/17	1,000	999
5.63%, 12/11/17	445	495
2.15%, 1/15/19	135	135
3.00%, 1/22/21	100	102
4.60%, 4/1/21	500	556
3.50%, 3/8/22	1,000	1,044

FIXED INCOME INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Diversified Banks - 1.7% continued
3.45%, 2/13/23	$125	$127
4.13%, 8/15/23	200	210
3.30%, 9/9/24	1,500	1,509
5.38%, 2/7/35	425	509
4.65%, 11/4/44	375	387

		44,160

Educational Services - 0.1%
Board of Trustees of The Leland Stanford Junior University (The),
4.75%, 5/1/19	200	223
California Institute of Technology,
4.70%, 11/1/11(1)	110	118
George Washington University (The),
3.49%, 9/15/22	50	51
Johns Hopkins University,
4.08%, 7/1/53	100	105
Massachusetts Institute of Technology,
5.60%, 7/1/11(1)	190	262
4.68%, 7/1/14(2)	15	17
Northwestern University,
4.64%, 12/1/44	50	59
Princeton University,
4.95%, 3/1/19	100	112
Trustees of Dartmouth College,
4.75%, 6/1/19	170	189
University of Pennsylvania,
4.67%, 9/1/12(3)	100	106
Vanderbilt University (The),
5.25%, 4/1/19	100	113

		1,355

Electrical Equipment Manufacturing - 0.2%
ABB Finance USA, Inc.,
1.63%, 5/8/17	90	90
4.38%, 5/8/42	250	271
Amphenol Corp.,
3.13%, 9/15/21	100	101
Dover Corp.,
4.30%, 3/1/21	310	342
Emerson Electric Co.,
5.38%, 10/15/17	100	111
5.25%, 10/15/18	325	365
2.63%, 2/15/23	85	84
6.00%, 8/15/32	25	33
6.13%, 4/15/39	50	68
General Electric Co.,
5.25%, 12/6/17	750	832
2.70%, 10/9/22	1,080	1,080
4.50%, 3/11/44	650	715
Honeywell International, Inc.,
5.30%, 3/15/17	200	218
3.35%, 12/1/23	290	301
5.70%, 3/15/37	125	161
Rockwell Automation, Inc.,
6.25%, 12/1/37	150	199
Roper Industries, Inc.,
1.85%, 11/15/17	160	160
2.05%, 10/1/18	120	119

		5,250

Entertainment Content - 0.3%
CBS Corp.,
4.63%, 5/15/18	25	27
2.30%, 8/15/19	200	198
5.75%, 4/15/20	250	285
4.30%, 2/15/21	500	538
3.38%, 3/1/22	100	100
4.90%, 8/15/44	250	254
Scripps Networks Interactive, Inc.,
2.70%, 12/15/16	100	103
Time Warner Entertainment Co. L.P.,
8.38%, 3/15/23	75	101
8.38%, 7/15/33	215	323
Time Warner, Inc.,
5.88%, 11/15/16	400	434
2.10%, 6/1/19	75	74
4.88%, 3/15/20	160	176
4.75%, 3/29/21	350	382
3.40%, 6/15/22	50	50
6.50%, 11/15/36	850	1,081
6.20%, 3/15/40	55	67
6.10%, 7/15/40	200	244
5.38%, 10/15/41	500	565
Viacom, Inc.,
2.50%, 12/15/16	65	66
6.13%, 10/5/17	125	139
2.50%, 9/1/18	45	45
2.20%, 4/1/19	80	79
5.63%, 9/15/19	310	348

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Entertainment Content - 0.3% continued
2.75%, 12/15/19	$375	$376
6.88%, 4/30/36	600	762
4.50%, 2/27/42	300	292
Walt Disney (The) Co.,
1.35%, 8/16/16	150	151
1.13%, 2/15/17	250	250
1.10%, 12/1/17	25	25
5.50%, 3/15/19	400	457
3.75%, 6/1/21	510	551
2.55%, 2/15/22	75	74
3.70%, 12/1/42	130	128
4.13%, 6/1/44	100	105

		8,850

Exploration & Production - 0.5%
Anadarko Petroleum Corp.,
6.95%, 6/15/19	500	584
7.95%, 6/15/39	65	89
6.20%, 3/15/40	15	18
4.50%, 7/15/44	750	728
Apache Corp.,
5.63%, 1/15/17	250	270
3.63%, 2/1/21	200	202
6.00%, 1/15/37	360	392
5.10%, 9/1/40	250	245
5.25%, 2/1/42	260	260
ConocoPhillips,
6.65%, 7/15/18	100	116
5.90%, 10/15/32	250	308
5.90%, 5/15/38	100	124
Continental Resources, Inc.,
7.13%, 4/1/21	125	134
5.00%, 9/15/22	820	793
Devon Energy Corp.,
6.30%, 1/15/19	600	685
4.00%, 7/15/21	200	207
3.25%, 5/15/22	235	231
7.95%, 4/15/32	100	138
Devon Financing Corp. LLC,
7.88%, 9/30/31	410	559
EOG Resources, Inc.,
5.63%, 6/1/19	215	243
4.10%, 2/1/21	500	537
EQT Corp.,
4.88%, 11/15/21	325	351
Hess Corp.,
7.88%, 10/1/29	620	793
7.13%, 3/15/33	75	92
Kerr-McGee Corp.,
7.88%, 9/15/31	70	96
Marathon Oil Corp.,
6.00%, 10/1/17	485	535
6.80%, 3/15/32	175	212
Murphy Oil Corp.,
4.00%, 6/1/22	100	92
7.05%, 5/1/29	300	347
Noble Energy, Inc.,
4.15%, 12/15/21	250	255
3.90%, 11/15/24	500	494
Occidental Petroleum Corp.,
1.75%, 2/15/17	250	251
1.50%, 2/15/18	50	49
4.10%, 2/1/21	750	796
3.13%, 2/15/22	100	99
Pioneer Natural Resources Co.,
6.65%, 3/15/17	150	164
6.88%, 5/1/18	100	112
3.95%, 7/15/22	85	84
7.20%, 1/15/28	100	123
Southwestern Energy Co.,
4.10%, 3/15/22	100	98
Tosco Corp.,
8.13%, 2/15/30	165	240

		12,146

Financial Services - 1.2%
Bank of New York Mellon (The) Corp.,
2.30%, 7/28/16	150	153
5.50%, 12/1/17	100	111
1.30%, 1/25/18	500	495
1.35%, 3/6/18	150	149
2.20%, 5/15/19	65	65
5.45%, 5/15/19	75	85
3.55%, 9/23/21	1,455	1,521
Bear Stearns (The) Cos. LLC,
5.55%, 1/22/17	50	54
6.40%, 10/2/17	150	168
7.25%, 2/1/18	535	617
BlackRock, Inc.,
5.00%, 12/10/19	130	147

FIXED INCOME INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Financial Services - 1.2% continued
4.25%, 5/24/21	$150	$165
3.38%, 6/1/22	250	258
3.50%, 3/18/24	250	257
Charles Schwab (The) Corp.,
2.20%, 7/25/18	35	35
4.45%, 7/22/20	250	275
CME Group, Inc.,
5.30%, 9/15/43	125	151
Goldman Sachs Group (The), Inc.,
3.63%, 2/7/16	220	226
5.75%, 10/1/16	250	268
5.63%, 1/15/17	300	322
6.25%, 9/1/17	1,300	1,446
5.95%, 1/18/18	1,435	1,594
6.15%, 4/1/18	815	915
2.63%, 1/31/19	1,180	1,187
2.55%, 10/23/19	400	399
5.38%, 3/15/20	1,295	1,451
5.25%, 7/27/21	540	609
5.75%, 1/24/22	750	868
3.63%, 1/22/23	1,000	1,013
4.00%, 3/3/24	250	260
3.85%, 7/8/24	500	513
5.95%, 1/15/27	150	172
6.75%, 10/1/37	1,165	1,465
6.25%, 2/1/41	300	379
4.80%, 7/8/44	100	107
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.88%, 2/1/22	315	316
Jefferies Group LLC,
8.50%, 7/15/19	50	60
5.13%, 1/20/23	315	320
Legg Mason, Inc.,
2.70%, 7/15/19	65	65
Mack-Cali Realty L.P.,
4.50%, 4/18/22	200	201
Morgan Stanley,
1.75%, 2/25/16	135	136
3.80%, 4/29/16	150	155
5.45%, 1/9/17	325	349
6.25%, 8/28/17	350	389
5.95%, 12/28/17	175	194
6.63%, 4/1/18	1,435	1,635
2.50%, 1/24/19	750	751
7.30%, 5/13/19	645	765
2.38%, 7/23/19	500	498
5.63%, 9/23/19	475	536
5.50%, 7/28/21	565	641
4.88%, 11/1/22	450	478
3.75%, 2/25/23	700	718
4.10%, 5/22/23	300	304
3.88%, 4/29/24	1,410	1,447
3.70%, 10/23/24	500	507
6.25%, 8/9/26	100	121
6.38%, 7/24/42	300	398
State Street Corp.,
3.10%, 5/15/23	225	222
3.70%, 11/20/23	550	578
3.30%, 12/16/24	120	122

		29,806

Food & Beverage - 0.8%
Anheuser-Busch Cos. LLC,
5.50%, 1/15/18	375	417
5.95%, 1/15/33	100	126
5.75%, 4/1/36	100	123
6.45%, 9/1/37	50	66
Anheuser-Busch InBev Finance, Inc.,
1.25%, 1/17/18	360	356
2.15%, 2/1/19	500	502
4.00%, 1/17/43	150	149
4.63%, 2/1/44	250	272
Anheuser-Busch InBev Worldwide, Inc.,
2.88%, 2/15/16	75	77
1.38%, 7/15/17	500	500
5.38%, 1/15/20	450	510
2.50%, 7/15/22	60	58
8.20%, 1/15/39	750	1,158
3.75%, 7/15/42	65	61
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	175	195
4.48%, 3/1/21	150	166
5.38%, 9/15/35	175	212
5.77%, 3/1/41	130	167
4.02%, 4/16/43	56	56
Beam Suntory, Inc.,
5.38%, 1/15/16	86	90
1.88%, 5/15/17	65	65
1.75%, 6/15/18	250	247

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Food & Beverage - 0.8% continued
Bottling Group LLC,
5.50%, 4/1/16	$675	$714
Brown-Forman Corp.,
1.00%, 1/15/18	65	64
3.75%, 1/15/43	50	49
Campbell Soup Co.,
2.50%, 8/2/22	205	196
3.80%, 8/2/42	40	37
Coca-Cola (The) Co.,
1.80%, 9/1/16	65	66
1.65%, 3/14/18	125	126
1.15%, 4/1/18	250	247
2.45%, 11/1/20	500	506
3.15%, 11/15/20	1,115	1,166
3.30%, 9/1/21	250	262
3.20%, 11/1/23	100	103
ConAgra Foods, Inc.,
1.30%, 1/25/16	130	130
7.00%, 4/15/19	300	349
3.25%, 9/15/22	55	54
3.20%, 1/25/23	150	147
7.00%, 10/1/28	200	256
4.65%, 1/25/43	292	305
Dr. Pepper Snapple Group, Inc.,
2.90%, 1/15/16	135	138
2.60%, 1/15/19	80	81
2.00%, 1/15/20	90	88
General Mills, Inc.,
0.88%, 1/29/16	25	25
2.20%, 10/21/19	300	297
3.15%, 12/15/21	500	517
3.65%, 2/15/24	75	78
5.40%, 6/15/40	70	83
Hershey (The) Co.,
1.50%, 11/1/16	250	253
Ingredion, Inc.,
1.80%, 9/25/17	155	154
Kellogg Co.,
1.88%, 11/17/16	55	56
1.75%, 5/17/17	75	75
3.25%, 5/21/18	130	135
2.75%, 3/1/23	350	339
7.45%, 4/1/31	300	404
Kraft Foods Group, Inc.,
3.50%, 6/6/22	1,130	1,158
5.00%, 6/4/42	205	226
Mead Johnson Nutrition Co.,
4.90%, 11/1/19	250	275
5.90%, 11/1/39	50	61
Molson Coors Brewing Co.,
2.00%, 5/1/17	60	60
5.00%, 5/1/42	100	108
Mondelez International, Inc.,
4.13%, 2/9/16	500	519
2.25%, 2/1/19	250	249
6.50%, 11/1/31	150	195
7.00%, 8/11/37	100	133
6.88%, 2/1/38	100	134
6.88%, 1/26/39	100	135
6.50%, 2/9/40	500	666
PepsiCo, Inc.,
0.70%, 2/26/16	150	150
2.50%, 5/10/16	200	204
5.00%, 6/1/18	650	719
2.25%, 1/7/19	500	506
4.50%, 1/15/20	300	330
3.00%, 8/25/21	770	793
2.75%, 3/5/22	385	384
4.88%, 11/1/40	265	298
4.00%, 3/5/42	50	50
3.60%, 8/13/42	50	47
4.25%, 10/22/44	70	73
Tyson Foods, Inc.,
2.65%, 8/15/19	290	293
4.50%, 6/15/22	300	325
4.88%, 8/15/34	100	110

		21,274

Forest & Paper Products Manufacturing - 0.0%
Domtar Corp.,
6.75%, 2/15/44	100	113
Georgia-Pacific LLC,
7.75%, 11/15/29	500	704

		817

Hardware - 0.1%
Corning, Inc.,
4.25%, 8/15/20	250	273

FIXED INCOME INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Hardware - 0.1% continued
5.75%, 8/15/40	$170	$202
EMC Corp.,
1.88%, 6/1/18	575	573
3.38%, 6/1/23	300	301
Hewlett-Packard Co.,
2.65%, 6/1/16	250	255
4.38%, 9/15/21	540	566
4.65%, 12/9/21	225	241
6.00%, 9/15/41	275	309
NetApp, Inc.,
3.25%, 12/15/22	150	148
Pitney Bowes, Inc.,
4.63%, 3/15/24	150	154

		3,022

Health Care Facilities & Services - 0.2%
AmerisourceBergen Corp.,
1.15%, 5/15/17	175	174
Cardinal Health, Inc.,
1.90%, 6/15/17	65	66
1.70%, 3/15/18	25	25
3.20%, 6/15/22	150	150
4.60%, 3/15/43	35	37
4.50%, 11/15/44	175	180
Catholic Health Initiatives,
1.60%, 11/1/17	85	85
Express Scripts Holding Co.,
3.13%, 5/15/16	100	103
2.65%, 2/15/17	725	741
7.25%, 6/15/19	440	528
4.75%, 11/15/21	500	552
6.13%, 11/15/41	100	126
Laboratory Corp. of America Holdings,
2.50%, 11/1/18	385	384
McKesson Corp.,
5.70%, 3/1/17	275	299
1.40%, 3/15/18	80	79
2.70%, 12/15/22	120	115
3.80%, 3/15/24	160	164
6.00%, 3/1/41	250	309
4.88%, 3/15/44	355	391
Medco Health Solutions, Inc.,
7.13%, 3/15/18	300	346
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	99
Quest Diagnostics, Inc.,
6.40%, 7/1/17	100	111
4.75%, 1/30/20	340	367
5.75%, 1/30/40	185	212

		5,643

Home & Office Products Manufacturing - 0.0%
Newell Rubbermaid, Inc.,
2.88%, 12/1/19	125	125

Home Improvement - 0.0%
Stanley Black & Decker, Inc.,
3.40%, 12/1/21	265	276
2.90%, 11/1/22	65	64
Whirlpool Corp.,
1.65%, 11/1/17	100	100
4.85%, 6/15/21	100	110
4.70%, 6/1/22	100	109
3.70%, 3/1/23	100	101

		760

Industrial Other - 0.0%
Fluor Corp.,
3.50%, 12/15/24	450	448

Integrated Oils - 0.2%
Chevron Corp.,
0.89%, 6/24/16	120	120
1.10%, 12/5/17	500	497
1.72%, 6/24/18	200	201
4.95%, 3/3/19	300	335
2.19%, 11/15/19	300	301
3.19%, 6/24/23	625	637
ConocoPhillips Co.,
1.05%, 12/15/17	250	247
2.88%, 11/15/21	1,055	1,065
2.40%, 12/15/22	265	254
4.15%, 11/15/34	180	185
ConocoPhillips Holding Co.,
6.95%, 4/15/29	365	486

		4,328

Internet Media - 0.0%
Google, Inc.,
3.63%, 5/19/21	250	268

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Leisure Products Manufacturing - 0.0%
Hasbro, Inc.,
3.15%, 5/15/21	$35	$35
6.35%, 3/15/40	250	306
Mattel, Inc.,
2.50%, 11/1/16	85	87
1.70%, 3/15/18	35	35
2.35%, 5/6/19	150	149
6.20%, 10/1/40	50	60

		672

Life Insurance - 0.4%
Aflac, Inc.,
8.50%, 5/15/19	500	625
6.90%, 12/17/39	80	108
6.45%, 8/15/40	55	72
Ameriprise Financial, Inc.,
7.30%, 6/28/19	75	90
5.30%, 3/15/20	95	107
4.00%, 10/15/23	250	265
3.70%, 10/15/24	500	511
Lincoln National Corp.,
4.20%, 3/15/22	165	175
4.00%, 9/1/23	100	104
6.15%, 4/7/36	150	187
6.30%, 10/9/37	100	127
7.00%, 5/17/66	500	501
MetLife, Inc.,
4.75%, 2/8/21	165	184
3.05%, 12/15/22	800	799
4.37%, 9/15/23	150	164
6.38%, 6/15/34	150	200
5.70%, 6/15/35	700	872
6.40%, 12/15/36	150	167
Primerica, Inc.,
4.75%, 7/15/22	100	109
Principal Financial Group, Inc.,
1.85%, 11/15/17	65	65
6.05%, 10/15/36	60	75
4.63%, 9/15/42	40	42
Protective Life Corp.,
7.38%, 10/15/19	300	361
8.45%, 10/15/39	425	640
Prudential Financial, Inc.,
2.30%, 8/15/18	140	142
2.35%, 8/15/19	200	200
5.38%, 6/21/20	175	198
4.50%, 11/15/20	270	293
3.50%, 5/15/24	150	152
5.75%, 7/15/33	50	61
5.70%, 12/14/36	200	238
6.63%, 12/1/37	200	264
8.88%, 6/15/38	450	525
5.63%, 6/15/43	200	204
Reinsurance Group of America, Inc.,
6.45%, 11/15/19	500	579
Torchmark Corp.,
3.80%, 9/15/22	420	433
Voya Financial, Inc.,
2.90%, 2/15/18	50	51

		9,890

Machinery Manufacturing - 0.4%
Caterpillar Financial Services Corp.,
2.65%, 4/1/16	150	154
2.05%, 8/1/16	150	153
1.75%, 3/24/17	100	101
5.85%, 9/1/17	592	659
1.30%, 3/1/18	40	40
5.45%, 4/15/18	300	335
Caterpillar, Inc.,
5.70%, 8/15/16	50	54
3.90%, 5/27/21	500	542
2.60%, 6/26/22	150	148
5.20%, 5/27/41	450	534
3.80%, 8/15/42	102	100
4.30%, 5/15/44	650	694
Deere & Co.,
2.60%, 6/8/22	125	123
5.38%, 10/16/29	250	303
8.10%, 5/15/30	100	152
Eaton Corp.,
1.50%, 11/2/17	215	214
2.75%, 11/2/22	1,000	982
IDEX Corp.,
4.20%, 12/15/21	200	209
Illinois Tool Works, Inc.,
1.95%, 3/1/19	130	130
3.38%, 9/15/21	250	264
3.50%, 3/1/24	250	260

FIXED INCOME INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Machinery Manufacturing - 0.4% continued
3.90%, 9/1/42	$200	$202
Ingersoll-Rand Global Holding Co. Ltd.,
4.25%, 6/15/23	1,500	1,581
John Deere Capital Corp.,
0.75%, 1/22/16	25	25
2.25%, 6/7/16	250	256
1.85%, 9/15/16	200	203
2.00%, 1/13/17	115	117
1.40%, 3/15/17	250	251
1.20%, 10/10/17	250	249
1.30%, 3/12/18	250	247
5.75%, 9/10/18	200	227
1.70%, 1/15/20	150	146
3.15%, 10/15/21	250	259
2.80%, 1/27/23	150	149
Kennametal, Inc.,
2.65%, 11/1/19	100	99
Parker-Hannifin Corp.,
3.30%, 11/21/24	215	219
4.20%, 11/21/34	200	211

		10,592

Managed Care - 0.3%
Aetna, Inc.,
1.75%, 5/15/17	50	50
1.50%, 11/15/17	100	99
4.13%, 6/1/21	250	268
2.75%, 11/15/22	400	388
6.75%, 12/15/37	150	198
4.50%, 5/15/42	100	106
4.75%, 3/15/44	50	55
Anthem, Inc.,
4.65%, 8/15/44	500	529
Cigna Corp.,
6.15%, 11/15/36	45	56
5.38%, 2/15/42	310	367
Humana, Inc.,
2.63%, 10/1/19	100	100
3.15%, 12/1/22	85	83
8.15%, 6/15/38	280	408
UnitedHealth Group, Inc.,
1.88%, 11/15/16	125	127
1.40%, 10/15/17	85	85
1.63%, 3/15/19	210	207
4.70%, 2/15/21	300	338
2.88%, 3/15/22	800	802
5.80%, 3/15/36	250	309
6.63%, 11/15/37	430	587
6.88%, 2/15/38	225	316
WellPoint, Inc.,
2.38%, 2/15/17	200	204
5.88%, 6/15/17	350	385
1.88%, 1/15/18	205	205
2.30%, 7/15/18	165	166
3.70%, 8/15/21	320	334
3.30%, 1/15/23	430	430
5.95%, 12/15/34	50	62

		7,264

Mass Merchants - 0.3%
Costco Wholesale Corp.,
5.50%, 3/15/17	250	274
1.13%, 12/15/17	400	397
Target Corp.,
5.38%, 5/1/17	575	628
3.88%, 7/15/20	195	210
2.90%, 1/15/22	515	521
6.50%, 10/15/37	125	171
7.00%, 1/15/38	325	466
Wal-Mart Stores, Inc.,
1.13%, 4/11/18	350	346
3.63%, 7/8/20	200	214
4.25%, 4/15/21	600	662
3.30%, 4/22/24	625	645
5.88%, 4/5/27	250	317
5.25%, 9/1/35	175	211
6.50%, 8/15/37	750	1,032
6.20%, 4/15/38	275	368
5.63%, 4/1/40	155	197
4.88%, 7/8/40	90	104
5.00%, 10/25/40	350	414
5.63%, 4/15/41	775	990
4.00%, 4/11/43	170	176
4.75%, 10/2/43	100	116
4.30%, 4/22/44	250	273

		8,732

NORTHERN FUNDS QUARTERLY REPORT    21    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Medical Equipment & Devices Manufacturing - 0.4%
Agilent Technologies, Inc.,
3.20%, 10/1/22	$225	$219
3.88%, 7/15/23	250	248
Baxter International, Inc.,
0.95%, 6/1/16	110	110
1.85%, 1/15/17	100	101
5.38%, 6/1/18	225	251
2.40%, 8/15/22	200	191
6.25%, 12/1/37	30	39
3.65%, 8/15/42	30	29
4.50%, 6/15/43	125	134
Becton Dickinson and Co.,
1.75%, 11/8/16	250	252
2.68%, 12/15/19	165	167
3.25%, 11/12/20	430	437
3.13%, 11/8/21	150	151
6.00%, 5/15/39	290	358
4.69%, 12/15/44	55	59
Boston Scientific Corp.,
2.65%, 10/1/18	80	80
7.38%, 1/15/40	100	134
CareFusion Corp.,
6.38%, 8/1/19	125	145
3.30%, 3/1/23	130	128
CR Bard, Inc.,
1.38%, 1/15/18	160	158
Danaher Corp.,
5.63%, 1/15/18	200	223
3.90%, 6/23/21	250	269
Life Technologies Corp.,
3.50%, 1/15/16	250	253
6.00%, 3/1/20	500	571
Medtronic, Inc.,
1.50%, 3/15/18(4) (5)	280	279
4.13%, 3/15/21	500	539
3.13%, 3/15/22	150	152
2.75%, 4/1/23	80	78
3.50%, 3/15/25(4) (5)	750	767
4.38%, 3/15/35(4) (5)	800	849
6.50%, 3/15/39	100	131
5.55%, 3/15/40	200	236
4.50%, 3/15/42	100	102
St. Jude Medical, Inc.,
2.50%, 1/15/16	150	152
3.25%, 4/15/23	140	140
4.75%, 4/15/43	150	159
Stryker Corp.,
2.00%, 9/30/16	125	127
4.10%, 4/1/43	50	50
4.38%, 5/15/44	200	208
Thermo Fisher Scientific, Inc.,
2.25%, 8/15/16	100	102
1.85%, 1/15/18	115	114
3.60%, 8/15/21	250	258
3.30%, 2/15/22	320	321
4.15%, 2/1/24	100	105
Zimmer Holdings, Inc.,
3.38%, 11/30/21	250	254
5.75%, 11/30/39	100	121

		9,951

Metals & Mining - 0.2%
Barrick North America Finance LLC,
6.80%, 9/15/18	175	197
4.40%, 5/30/21	500	505
7.50%, 9/15/38	100	118
Freeport-McMoRan Copper & Gold, Inc.,
2.38%, 3/15/18	245	242
4.00%, 11/14/21	500	495
3.55%, 3/1/22	250	236
5.45%, 3/15/43	645	610
Newmont Mining Corp.,
3.50%, 3/15/22	585	550
5.88%, 4/1/35	100	97
4.88%, 3/15/42	150	131
Nucor Corp.,
5.85%, 6/1/18	200	224
4.00%, 8/1/23	250	262
6.40%, 12/1/37	150	186
5.20%, 8/1/43	125	138
Southern Copper Corp.,
7.50%, 7/27/35	300	338
6.75%, 4/16/40	90	94

		4,423

Oil & Gas Services & Equipment - 0.2%
Baker Hughes, Inc.,
3.20%, 8/15/21	100	101
5.13%, 9/15/40	210	230

FIXED INCOME INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Oil & Gas Services & Equipment - 0.2% continued
Cameron International Corp.,
4.50%, 6/1/21	$125	$132
Diamond Offshore Drilling, Inc.,
5.88%, 5/1/19	1,000	1,090
Halliburton Co.,
5.90%, 9/15/18	350	396
3.25%, 11/15/21	595	606
6.70%, 9/15/38	50	65
7.45%, 9/15/39	840	1,180
Nabors Industries, Inc.,
2.35%, 9/15/16(4) (5)	35	35
5.00%, 9/15/20	250	246
4.63%, 9/15/21	300	282
5.10%, 9/15/23	130	123
Pride International, Inc.,
6.88%, 8/15/20	700	785
Rowan Cos., Inc.,
5.00%, 9/1/17	200	208
5.40%, 12/1/42	75	65
5.85%, 1/15/44	135	124
Weatherford International LLC,
6.35%, 6/15/17	100	107

		5,775

Pharmaceuticals - 0.6%
AbbVie, Inc.,
1.75%, 11/6/17	265	266
2.90%, 11/6/22	1,000	984
4.40%, 11/6/42	415	428
Actavis, Inc.,
1.88%, 10/1/17	20	20
3.25%, 10/1/22	500	487
4.63%, 10/1/42	60	59
Allergan, Inc.,
1.35%, 3/15/18	100	97
Bristol-Myers Squibb Co.,
1.75%, 3/1/19	500	496
2.00%, 8/1/22	600	569
5.88%, 11/15/36	523	669
6.13%, 5/1/38	5	6
Eli Lilly & Co.,
5.20%, 3/15/17	525	571
1.95%, 3/15/19	35	35
6.77%, 1/1/36	255	358
5.55%, 3/15/37	250	303
GlaxoSmithKline Capital, Inc.,
0.70%, 3/18/16	300	300
5.65%, 5/15/18	800	901
5.38%, 4/15/34	150	183
6.38%, 5/15/38	530	706
4.20%, 3/18/43	20	21
Johnson & Johnson,
5.55%, 8/15/17	350	390
1.88%, 12/5/19	600	600
3.55%, 5/15/21	250	270
6.95%, 9/1/29	100	143
4.38%, 12/5/33	250	280
5.95%, 8/15/37	100	136
4.85%, 5/15/41	400	480
Merck & Co., Inc.,
2.80%, 5/18/23	300	298
3.60%, 9/15/42	25	24
4.15%, 5/18/43	60	64
Merck Sharp & Dohme Corp.,
5.00%, 6/30/19	725	818
5.85%, 6/30/39	575	752
Mylan, Inc.,
1.80%, 6/24/16	95	96
1.35%, 11/29/16	55	55
5.40%, 11/29/43	85	94
Novartis Capital Corp.,
4.40%, 4/24/20	185	205
2.40%, 9/21/22	40	39
3.40%, 5/6/24	250	260
4.40%, 5/6/44	250	280
Pfizer, Inc.,
6.20%, 3/15/19	1,000	1,163
3.40%, 5/15/24	150	156
7.20%, 3/15/39	700	1,018
Pharmacia Corp.,
6.60%, 12/1/28	125	165
Teva Pharmaceutical Finance Co. LLC,
6.15%, 2/1/36	45	56
Wyeth LLC,
5.50%, 2/15/16	425	447
5.95%, 4/1/37	225	289
Zoetis, Inc.,
1.88%, 2/1/18	40	40

NORTHERN FUNDS QUARTERLY REPORT    23    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Pharmaceuticals - 0.6% continued
3.25%, 2/1/23	$500	$493
4.70%, 2/1/43	40	41

		16,611

Pipeline - 0.7%
Buckeye Partners L.P.,
6.05%, 1/15/18	85	94
5.60%, 10/15/44	500	479
DCP Midstream Operating L.P.,
2.50%, 12/1/17	50	50
3.88%, 3/15/23	50	48
5.60%, 4/1/44	75	77
El Paso Natural Gas Co. LLC,
5.95%, 4/15/17	350	376
8.38%, 6/15/32	100	131
Enable Midstream Partners L.P.,
2.40%, 5/15/19(4) (5)	250	243
3.90%, 5/15/24(4) (5)	200	193
Enbridge Energy Partners L.P.,
5.20%, 3/15/20	95	104
4.20%, 9/15/21	250	261
7.50%, 4/15/38	50	61
Energy Transfer Partners L.P.,
6.13%, 2/15/17	350	379
4.15%, 10/1/20	150	154
4.65%, 6/1/21	225	235
6.63%, 10/15/36	100	113
7.50%, 7/1/38	200	248
6.50%, 2/1/42	650	747
5.15%, 2/1/43	150	148
Enterprise Products Operating LLC,
3.20%, 2/1/16	200	205
6.30%, 9/15/17	335	375
2.55%, 10/15/19	100	99
5.25%, 1/31/20	300	332
4.05%, 2/15/22	1,000	1,038
3.35%, 3/15/23	230	227
3.90%, 2/15/24	50	51
6.88%, 3/1/33	50	64
7.55%, 4/15/38	200	273
4.85%, 8/15/42	315	327
4.45%, 2/15/43	40	40
5.10%, 2/15/45	50	54
Kinder Morgan Energy Partners L.P.,
5.95%, 2/15/18	495	546
6.85%, 2/15/20	70	80
5.30%, 9/15/20	1,275	1,373
4.15%, 3/1/22	175	176
3.50%, 9/1/23	25	24
7.40%, 3/15/31	400	479
7.30%, 8/15/33	100	120
6.95%, 1/15/38	535	617
6.55%, 9/15/40	100	114
6.38%, 3/1/41	145	161
5.63%, 9/1/41	80	80
5.00%, 8/15/42	450	428
5.40%, 9/1/44	250	251
Magellan Midstream Partners L.P.,
4.25%, 2/1/21	200	216
5.15%, 10/15/43	50	53
ONEOK Partners L.P.,
3.25%, 2/1/16	135	138
6.15%, 10/1/16	200	215
2.00%, 10/1/17	75	75
3.20%, 9/15/18	85	86
6.20%, 9/15/43	100	110
Panhandle Eastern Pipe Line Co. L.P.,
6.20%, 11/1/17	100	111
Plains All American Pipeline L.P./PAA Finance Corp.,
6.13%, 1/15/17	200	218
6.50%, 5/1/18	300	340
5.00%, 2/1/21	790	870
3.85%, 10/15/23	250	254
5.15%, 6/1/42	150	157
4.30%, 1/31/43	100	94
Southern Union Co.,
8.25%, 11/15/29	25	33
Spectra Energy Capital LLC,
6.20%, 4/15/18	350	389
3.30%, 3/15/23	200	190
7.50%, 9/15/38	50	60
Spectra Energy Partners L.P.,
2.95%, 9/25/18	55	56
5.95%, 9/25/43	100	119
Sunoco Logistics Partners Operations L.P.,
4.65%, 2/15/22	165	173
4.25%, 4/1/24	200	202
5.30%, 4/1/44	100	101

FIXED INCOME INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Pipeline - 0.7% continued
Transcontinental Gas Pipe Line Co. LLC,
5.40%, 8/15/41	$130	$141
Williams (The) Cos., Inc.,
7.50%, 1/15/31	200	212
8.75%, 3/15/32	192	224
Williams Partners L.P.,
4.00%, 11/15/21	310	311
3.35%, 8/15/22	460	439
6.30%, 4/15/40	130	145
5.80%, 11/15/43	200	207
Williams Partners L.P./Williams Partners Finance Corp.,
7.25%, 2/1/17	100	110

		17,724

Power Generation - 0.1%
Consumers Energy Co.,
5.50%, 8/15/16	62	66
6.13%, 3/15/19	200	232
2.85%, 5/15/22	545	545
Delmarva Power & Light Co.,
4.00%, 6/1/42	200	206
Dominion Gas Holdings LLC,
2.50%, 12/15/19	280	281
Exelon Generation Co. LLC,
5.20%, 10/1/19	225	249
4.25%, 6/15/22	250	260
System Energy Resources, Inc.,
4.10%, 4/1/23	160	164
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	116

		2,119

Property & Casualty Insurance - 0.4%
ACE INA Holdings, Inc.,
5.80%, 3/15/18	300	337
5.90%, 6/15/19	355	408
6.70%, 5/15/36	50	71
4.15%, 3/13/43	100	105
Alleghany Corp.,
4.95%, 6/27/22	55	60
Allstate (The) Corp.,
5.55%, 5/9/35	50	62
6.13%, 5/15/37	100	105
5.20%, 1/15/42	225	269
6.50%, 5/15/57	225	248
American International Group, Inc.,
5.45%, 5/18/17	625	682
5.85%, 1/16/18	280	313
6.40%, 12/15/20	300	358
4.88%, 6/1/22	700	786
4.13%, 2/15/24	165	176
6.25%, 5/1/36	200	259
4.50%, 7/16/44	150	158
8.18%, 5/15/58	440	596
Assurant, Inc.,
2.50%, 3/15/18	50	50
Berkshire Hathaway Finance Corp.,
1.30%, 5/15/18	65	65
5.40%, 5/15/18	300	336
5.75%, 1/15/40	255	326
4.40%, 5/15/42	100	108
4.30%, 5/15/43	125	133
Berkshire Hathaway, Inc.,
0.80%, 2/11/16	40	40
1.90%, 1/31/17	125	127
2.10%, 8/14/19	250	252
4.50%, 2/11/43	300	328
Chubb (The) Corp.,
5.75%, 5/15/18	325	367
6.00%, 5/11/37	50	65
6.50%, 5/15/38	85	117
CNA Financial Corp.,
7.35%, 11/15/19	250	298
Hartford Financial Services Group (The), Inc.,
5.50%, 3/30/20	250	283
5.13%, 4/15/22	145	163
5.95%, 10/15/36	285	350
Infinity Property & Casualty Corp.,
5.00%, 9/19/22	115	123
Loews Corp.,
2.63%, 5/15/23	250	236
4.13%, 5/15/43	75	71
Marsh & McLennan Cos., Inc.,
3.50%, 3/10/25	125	126
Progressive (The) Corp.,
3.75%, 8/23/21	330	354
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	101

NORTHERN FUNDS QUARTERLY REPORT    25    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Property & Casualty Insurance - 0.4% continued
Travelers (The) Cos., Inc.,
5.80%, 5/15/18	$375	$423
6.25%, 6/15/37	375	498
5.35%, 11/1/40	25	31
4.60%, 8/1/43	75	84

		10,448

Publishing & Broadcasting - 0.3%
21st Century Fox America, Inc.,
6.90%, 3/1/19	30	35
4.50%, 2/15/21	535	586
3.00%, 9/15/22	460	457
6.40%, 12/15/35	55	72
6.15%, 3/1/37	70	88
6.65%, 11/15/37	550	734
7.85%, 3/1/39	100	148
6.90%, 8/15/39	310	420
Discovery Communications LLC,
5.63%, 8/15/19	250	281
4.38%, 6/15/21	800	846
3.25%, 4/1/23	60	58
6.35%, 6/1/40	125	149
4.95%, 5/15/42	85	88
Historic TW, Inc.,
6.88%, 6/15/18	250	289
NBCUniversal Media LLC,
2.88%, 4/1/16	965	990
2.88%, 1/15/23	1,155	1,154
6.40%, 4/30/40	115	154
4.45%, 1/15/43	10	11

		6,560

Railroad - 0.3%
Burlington Northern Santa Fe LLC,
5.75%, 3/15/18	100	112
4.10%, 6/1/21	20	22
3.45%, 9/15/21	50	52
3.05%, 9/1/22	525	528
3.75%, 4/1/24	355	369
3.40%, 9/1/24	100	102
6.20%, 8/15/36	300	391
6.15%, 5/1/37	165	217
4.95%, 9/15/41	250	278
4.40%, 3/15/42	280	294
CSX Corp.,
4.25%, 6/1/21	100	109
3.70%, 11/1/23	50	52
3.40%, 8/1/24	500	506
6.00%, 10/1/36	100	126
6.15%, 5/1/37	190	246
6.22%, 4/30/40	350	456
5.50%, 4/15/41	50	60
4.10%, 3/15/44	15	15
Norfolk Southern Corp.,
5.90%, 6/15/19	320	367
3.25%, 12/1/21	250	256
3.00%, 4/1/22	450	452
7.25%, 2/15/31	500	689
3.95%, 10/1/42	150	147
Union Pacific Corp.,
2.75%, 4/15/23	100	99
3.65%, 2/15/24	524	555
4.75%, 9/15/41	100	112
4.30%, 6/15/42	200	213

		6,825

Real Estate - 0.5%
Alexandria Real Estate Equities, Inc.,
4.60%, 4/1/22	100	106
American Campus Communities Operating Partnership L.P.,
4.13%, 7/1/24	100	101
American Tower Corp.,
4.50%, 1/15/18	130	138
4.70%, 3/15/22	375	393
AvalonBay Communities, Inc.,
6.10%, 3/15/20	150	174
3.63%, 10/1/20	75	78
2.95%, 9/15/22	50	49
BEX Portfolio LLC,
5.20%, 3/15/21	200	224
BioMed Realty L.P.,
3.85%, 4/15/16	100	103
Boston Properties L.P.,
5.88%, 10/15/19	500	573
3.85%, 2/1/23	150	156
3.13%, 9/1/23	135	132
Brandywine Operating Partnership L.P.,
5.70%, 5/1/17	150	162

FIXED INCOME INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Real Estate - 0.5% continued
Camden Property Trust,
2.95%, 12/15/22	$150	$146
Corporate Office Properties L.P.,
3.60%, 5/15/23	90	87
5.25%, 2/15/24	100	107
DDR Corp.,
3.50%, 1/15/21	150	152
4.63%, 7/15/22	100	107
Digital Realty Trust L.P.,
3.63%, 10/1/22	250	246
Duke Realty L.P.,
5.95%, 2/15/17	500	542
4.38%, 6/15/22	100	106
EPR Properties,
7.75%, 7/15/20	50	60
5.75%, 8/15/22	100	109
Equity Commonwealth,
6.25%, 6/15/17	75	81
Equity One, Inc.,
3.75%, 11/15/22	100	100
ERP Operating L.P.,
4.75%, 7/15/20	335	368
4.63%, 12/15/21	185	202
Essex Portfolio L.P.,
3.25%, 5/1/23	50	48
3.88%, 5/1/24	200	204
Federal Realty Investment Trust,
3.00%, 8/1/22	25	25
HCP, Inc.,
6.00%, 1/30/17	150	164
2.63%, 2/1/20	155	153
5.38%, 2/1/21	745	832
3.15%, 8/1/22	100	98
3.88%, 8/15/24	100	102
Health Care REIT, Inc.,
3.63%, 3/15/16	500	515
2.25%, 3/15/18	25	25
4.13%, 4/1/19	75	80
5.13%, 3/15/43	150	165
Healthcare Realty Trust, Inc.,
5.75%, 1/15/21	200	224
Highwoods Realty L.P.,
3.63%, 1/15/23	100	100
Hospitality Properties Trust,
5.63%, 3/15/17	500	536
6.70%, 1/15/18	75	83
5.00%, 8/15/22	300	316
Kilroy Realty L.P.,
3.80%, 1/15/23	200	202
Kimco Realty Corp.,
3.20%, 5/1/21	240	243
Liberty Property L.P.,
6.63%, 10/1/17	50	56
4.13%, 6/15/22	250	259
4.40%, 2/15/24	80	84
Mid-America Apartments L.P.,
3.75%, 6/15/24	100	100
National Retail Properties, Inc.,
3.80%, 10/15/22	100	103
3.30%, 4/15/23	100	98
Piedmont Operating Partnership L.P.,
4.45%, 3/15/24	100	103
Prologis L.P.,
4.50%, 8/15/17	85	91
6.88%, 3/15/20	37	43
Realty Income Corp.,
2.00%, 1/31/18	250	250
3.25%, 10/15/22	265	261
4.65%, 8/1/23	185	199
Regency Centers L.P.,
5.88%, 6/15/17	25	28
Senior Housing Properties Trust,
3.25%, 5/1/19	75	76
6.75%, 12/15/21	125	144
Simon Property Group L.P.,
2.15%, 9/15/17	225	229
2.75%, 2/1/23	100	98
UDR, Inc.,
4.63%, 1/10/22	165	178
Ventas Realty L.P.,
5.70%, 9/30/43	100	120
Ventas Realty L.P./Ventas Capital Corp.,
4.25%, 3/1/22	395	415
3.25%, 8/15/22	320	316
Vornado Realty L.P.,
5.00%, 1/15/22	160	176

NORTHERN FUNDS QUARTERLY REPORT    27    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Real Estate - 0.5% continued
Washington Real Estate Investment Trust,
4.95%, 10/1/20	$215	$233
Weyerhaeuser Co.,
4.63%, 9/15/23	185	199

		12,776

Refining & Marketing - 0.1%
Marathon Petroleum Corp.,
3.50%, 3/1/16	200	205
5.13%, 3/1/21	75	82
3.63%, 9/15/24	250	245
6.50%, 3/1/41	260	309
Phillips 66,
2.95%, 5/1/17	150	155
4.65%, 11/15/34	275	282
Valero Energy Corp.,
9.38%, 3/15/19	100	125
7.50%, 4/15/32	765	961
10.50%, 3/15/39	325	514

		2,878

Restaurants - 0.1%
Darden Restaurants, Inc.,
3.35%, 11/1/22	24	22
McDonald’s Corp.,
5.80%, 10/15/17	750	838
5.35%, 3/1/18	100	111
3.63%, 5/20/21	100	107
6.30%, 10/15/37	75	98
3.70%, 2/15/42	100	96
3.63%, 5/1/43	500	463
Starbucks Corp.,
3.85%, 10/1/23	200	213
Yum! Brands, Inc.,
6.25%, 4/15/16	150	159
3.75%, 11/1/21	35	36
6.88%, 11/15/37	142	184

		2,327

Retail - Consumer Discretionary - 0.3%
Amazon.com, Inc.,
1.20%, 11/29/17	315	312
2.60%, 12/5/19	240	242
2.50%, 11/29/22	150	142
4.80%, 12/5/34	50	53
AutoZone, Inc.,
4.00%, 11/15/20	250	265
3.70%, 4/15/22	55	57
3.13%, 7/15/23	135	133
eBay, Inc.,
2.20%, 8/1/19	100	99
4.00%, 7/15/42	235	209
Home Depot (The), Inc.,
5.40%, 3/1/16	800	844
2.25%, 9/10/18	65	66
4.40%, 4/1/21	250	278
2.70%, 4/1/23	125	124
5.88%, 12/16/36	350	457
5.95%, 4/1/41	250	327
4.88%, 2/15/44	600	697
Lowe’s Cos., Inc.,
1.63%, 4/15/17	50	50
4.63%, 4/15/20	100	110
3.12%, 4/15/22	500	512
3.88%, 9/15/23	400	428
3.13%, 9/15/24	150	151
5.80%, 10/15/36	100	126
5.80%, 4/15/40	350	443
5.13%, 11/15/41	50	58
4.65%, 4/15/42	50	56
QVC, Inc.,
4.45%, 2/15/25	415	406
Staples, Inc.,
2.75%, 1/12/18	125	125
TJX (The) Cos., Inc.,
2.75%, 6/15/21	150	151
2.50%, 5/15/23	205	197

		7,118

Retail - Consumer Staples - 0.0%
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	140	144
3.20%, 6/15/17	250	257
8.50%, 6/15/19	60	74
Sysco Corp.,
2.60%, 6/12/22	95	93
6.63%, 3/17/39	200	283
4.50%, 10/2/44	250	271

		1,122

FIXED INCOME INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Semiconductors - 0.1%
Altera Corp.,
1.75%, 5/15/17	$35	$35
2.50%, 11/15/18	20	20
4.10%, 11/15/23	210	217
Applied Materials, Inc.,
5.85%, 6/15/41	100	121
Broadcom Corp.,
2.50%, 8/15/22	365	351
Intel Corp.,
1.35%, 12/15/17	750	749
2.70%, 12/15/22	450	447
4.00%, 12/15/32	150	153
4.80%, 10/1/41	250	275
Maxim Integrated Products, Inc.,
3.38%, 3/15/23	50	49
Texas Instruments, Inc.,
0.88%, 3/12/17	250	249
1.00%, 5/1/18	300	295

		2,961

Software & Services - 0.6%
Autodesk, Inc.,
1.95%, 12/15/17	75	75
3.60%, 12/15/22	500	494
CA, Inc.,
2.88%, 8/15/18	80	81
4.50%, 8/15/23	250	262
Equifax, Inc.,
3.30%, 12/15/22	365	361
International Business Machines Corp.,
1.25%, 2/6/17	250	251
5.70%, 9/14/17	595	663
7.63%, 10/15/18	475	573
8.38%, 11/1/19	465	595
2.90%, 11/1/21	235	242
1.88%, 8/1/22	470	438
3.38%, 8/1/23	800	817
6.50%, 1/15/28	100	130
5.60%, 11/30/39	275	332
Intuit, Inc.,
5.75%, 3/15/17	100	110
McGraw Hill Financial, Inc.,
5.90%, 11/15/17	75	82
Microsoft Corp.,
0.88%, 11/15/17	125	124
1.00%, 5/1/18	100	99
4.20%, 6/1/19	250	275
3.63%, 12/15/23	320	342
5.20%, 6/1/39	200	238
4.50%, 10/1/40	700	776
5.30%, 2/8/41	190	233
Moody’s Corp.,
4.88%, 2/15/24	250	275
Oracle Corp.,
5.75%, 4/15/18	295	333
5.00%, 7/8/19	150	168
2.25%, 10/8/19	335	337
2.80%, 7/8/21	430	435
2.50%, 10/15/22	535	521
3.40%, 7/8/24	1,665	1,702
6.50%, 4/15/38	550	740
6.13%, 7/8/39	100	130
Symantec Corp.,
2.75%, 6/15/17	410	416
4.20%, 9/15/20	140	145
Xerox Corp.,
6.75%, 2/1/17	500	551
6.35%, 5/15/18	700	792
5.63%, 12/15/19	120	135
3.80%, 5/15/24	130	128
6.75%, 12/15/39	60	73

		14,474

Supermarkets & Pharmacies - 0.2%
CVS Caremark Corp.,
5.75%, 6/1/17	211	233
2.25%, 8/12/19	95	95
4.75%, 5/18/20	250	277
4.13%, 5/15/21	100	108
2.75%, 12/1/22	350	341
3.38%, 8/12/24	1,000	1,010
Kroger (The) Co.,
2.20%, 1/15/17	190	193
6.15%, 1/15/20	25	29
2.95%, 11/1/21	160	159
3.40%, 4/15/22	400	407
7.50%, 4/1/31	200	270
6.90%, 4/15/38	100	133
Walgreen Co.,
5.25%, 1/15/19	525	584

NORTHERN FUNDS QUARTERLY REPORT    29    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Supermarkets & Pharmacies - 0.2% continued
Walgreens Boots Alliance, Inc.,
1.75%, 11/17/17	$35	$35
2.70%, 11/18/19	100	100
4.50%, 11/18/34	50	52

		4,026

Tobacco - 0.3%
Altria Group, Inc.,
9.70%, 11/10/18	341	433
9.25%, 8/6/19	56	72
4.75%, 5/5/21	725	802
2.85%, 8/9/22	100	97
2.95%, 5/2/23	100	97
9.95%, 11/10/38	49	84
10.20%, 2/6/39	33	58
4.25%, 8/9/42	135	129
4.50%, 5/2/43	250	252
5.38%, 1/31/44	370	421
Lorillard Tobacco Co.,
2.30%, 8/21/17	100	101
Philip Morris International, Inc.,
2.50%, 5/16/16	100	102
1.63%, 3/20/17	500	505
5.65%, 5/16/18	625	704
4.50%, 3/26/20	250	274
4.13%, 5/17/21	250	272
2.90%, 11/15/21	300	304
2.63%, 3/6/23	100	97
6.38%, 5/16/38	280	358
3.88%, 8/21/42	150	142
4.13%, 3/4/43	100	98
4.88%, 11/15/43	100	112
4.25%, 11/10/44	350	356
Reynolds American, Inc.,
3.25%, 11/1/22	175	171
4.75%, 11/1/42	205	199
6.15%, 9/15/43	65	75

		6,315

Transportation & Logistics - 0.1%
Cummins, Inc.,
4.88%, 10/1/43	90	105
FedEx Corp.,
8.00%, 1/15/19	290	353
2.70%, 4/15/23	35	34
4.00%, 1/15/24	100	106
3.88%, 8/1/42	50	48
4.10%, 4/15/43	50	50
JB Hunt Transport Services, Inc.,
3.85%, 3/15/24	95	100
PACCAR Financial Corp.,
0.80%, 2/8/16	70	70
1.15%, 8/16/16	65	65
1.60%, 3/15/17	90	91
2.20%, 9/15/19	100	100
Ryder System, Inc.,
3.60%, 3/1/16	85	87
2.50%, 3/1/17	65	66
3.50%, 6/1/17	45	47
2.50%, 3/1/18	100	102
2.55%, 6/1/19	135	135
United Parcel Service of America, Inc.,
8.38%, 4/1/20	50	65
United Parcel Service, Inc.,
5.50%, 1/15/18	775	864
3.13%, 1/15/21	155	162
6.20%, 1/15/38	160	213
3.63%, 10/1/42	105	103

		2,966

Travel & Lodging - 0.1%
Hyatt Hotels Corp.,
3.38%, 7/15/23	105	103
Marriott International, Inc.,
3.00%, 3/1/19	250	257
3.38%, 10/15/20	125	128
3.13%, 10/15/21	100	100
3.25%, 9/15/22	50	50
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 5/15/18	200	228
3.13%, 2/15/23	150	146
Wyndham Worldwide Corp.,
2.95%, 3/1/17	185	189
2.50%, 3/1/18	20	20
4.25%, 3/1/22	100	102

		1,323

FIXED INCOME INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Utilities - 1.8%
AGL Capital Corp.,
3.50%, 9/15/21	$650	$673
5.88%, 3/15/41	100	125
Alabama Power Co.,
6.13%, 5/15/38	50	66
5.50%, 3/15/41	150	187
4.10%, 1/15/42	75	78
3.85%, 12/1/42	60	61
Ameren Illinois Co.,
2.70%, 9/1/22	250	246
American Electric Power Co., Inc.,
1.65%, 12/15/17	40	40
American Water Capital Corp.,
3.40%, 3/1/25	35	35
6.59%, 10/15/37	125	173
4.30%, 12/1/42	75	76
Appalachian Power Co.,
4.60%, 3/30/21	250	277
6.38%, 4/1/36	1,000	1,291
7.00%, 4/1/38	75	104
Arizona Public Service Co.,
8.75%, 3/1/19	250	314
4.50%, 4/1/42	230	244
4.70%, 1/15/44	100	114
Atmos Energy Corp.,
4.15%, 1/15/43	250	251
4.13%, 10/15/44	75	78
Baltimore Gas & Electric Co.,
5.90%, 10/1/16	50	54
3.50%, 11/15/21	275	289
Berkshire Hathaway Energy Co.,
2.40%, 2/1/20(4) (5)	150	149
6.13%, 4/1/36	600	754
6.50%, 9/15/37	200	262
CenterPoint Energy Houston Electric LLC,
2.25%, 8/1/22	105	101
4.50%, 4/1/44	50	56
CenterPoint Energy Resources Corp.,
6.00%, 5/15/18	85	96
6.63%, 11/1/37	50	67
5.85%, 1/15/41	50	64
CenterPoint Energy, Inc.,
6.50%, 5/1/18	40	46
Cleveland Electric Illuminating (The) Co.,
5.70%, 4/1/17	130	140
CMS Energy Corp.,
6.25%, 2/1/20	200	232
4.70%, 3/31/43	301	321
Commonwealth Edison Co.,
5.95%, 8/15/16	125	135
1.95%, 9/1/16	100	102
6.15%, 9/15/17	225	252
5.80%, 3/15/18	300	338
6.45%, 1/15/38	200	270
3.80%, 10/1/42	90	89
4.60%, 8/15/43	100	112
Connecticut Light & Power (The) Co.,
2.50%, 1/15/23	420	408
4.30%, 4/15/44	15	16
Consolidated Edison Co. of New York, Inc.,
4.45%, 6/15/20	250	275
3.30%, 12/1/24	185	188
5.30%, 3/1/35	150	181
5.85%, 3/15/36	100	128
6.20%, 6/15/36	200	265
6.75%, 4/1/38	100	139
5.50%, 12/1/39	85	102
5.70%, 6/15/40	100	127
4.45%, 3/15/44	100	108
Constellation Energy Group, Inc.,
7.60%, 4/1/32	100	139
Dominion Resources, Inc.,
1.95%, 8/15/16	200	202
1.40%, 9/15/17	150	149
6.40%, 6/15/18	20	23
2.50%, 12/1/19	90	90
5.25%, 8/1/33	250	293
5.95%, 6/15/35	250	318
7.00%, 6/15/38	20	27
4.90%, 8/1/41	35	38
4.05%, 9/15/42	100	98
DTE Electric Co.,
5.60%, 6/15/18	125	141
6.63%, 6/1/36	200	281
5.70%, 10/1/37	50	65
3.95%, 6/15/42	100	103

NORTHERN FUNDS QUARTERLY REPORT    31    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Utilities - 1.8% continued
DTE Energy Co.,
6.38%, 4/15/33	$50	$64
Duke Energy Carolinas LLC,
1.75%, 12/15/16	70	71
5.25%, 1/15/18	200	222
5.10%, 4/15/18	65	72
3.90%, 6/15/21	50	54
6.45%, 10/15/32	106	144
6.10%, 6/1/37	150	195
6.00%, 1/15/38	35	46
6.05%, 4/15/38	175	228
Duke Energy Corp.,
1.63%, 8/15/17	100	100
6.25%, 6/15/18	100	114
3.75%, 4/15/24	100	104
Duke Energy Florida, Inc.,
5.80%, 9/15/17	50	56
5.65%, 6/15/18	225	254
3.10%, 8/15/21	25	26
6.35%, 9/15/37	50	69
6.40%, 6/15/38	285	394
Duke Energy Indiana, Inc.,
6.45%, 4/1/39	250	354
4.20%, 3/15/42	100	107
Duke Energy Ohio, Inc.,
3.80%, 9/1/23	130	138
Duke Energy Progress, Inc.,
5.30%, 1/15/19	150	168
3.00%, 9/15/21	150	154
2.80%, 5/15/22	100	100
4.10%, 3/15/43	200	212
Entergy Corp.,
4.70%, 1/15/17	125	132
Entergy Louisiana LLC,
6.50%, 9/1/18	100	117
5.40%, 11/1/24	150	175
Entergy Texas, Inc.,
7.13%, 2/1/19	250	296
Exelon Corp.,
5.63%, 6/15/35	75	88
Florida Power & Light Co.,
5.55%, 11/1/17	225	250
5.65%, 2/1/37	350	451
5.95%, 2/1/38	150	199
5.69%, 3/1/40	400	521
4.13%, 2/1/42	250	267
4.05%, 6/1/42	100	106
Georgia Power Co.,
4.25%, 12/1/19	500	548
2.85%, 5/15/22	100	101
5.40%, 6/1/40	250	303
4.30%, 3/15/42	60	63
4.30%, 3/15/43	100	105
Interstate Power & Light Co.,
4.70%, 10/15/43	50	57
Kansas City Power & Light Co.,
3.15%, 3/15/23	500	502
5.30%, 10/1/41	50	58
KeySpan Corp.,
5.80%, 4/1/35	175	207
MidAmerican Energy Co.,
5.30%, 3/15/18	500	557
3.50%, 10/15/24	100	103
4.80%, 9/15/43	100	116
4.40%, 10/15/44	150	165
Midamerican Funding LLC,
6.93%, 3/1/29	50	66
Mississippi Power Co.,
4.25%, 3/15/42	355	360
National Fuel Gas Co.,
4.90%, 12/1/21	150	163
3.75%, 3/1/23	250	253
Nevada Power Co.,
6.65%, 4/1/36	100	138
6.75%, 7/1/37	1,000	1,416
5.45%, 5/15/41	35	44
NextEra Energy Capital Holdings, Inc.,
6.65%, 6/15/67	25	25
NiSource Finance Corp.,
5.25%, 9/15/17	450	492
5.45%, 9/15/20	200	225
4.45%, 12/1/21	165	178
5.95%, 6/15/41	100	125
5.25%, 2/15/43	100	115
4.80%, 2/15/44	80	85
Northeast Utilities,
2.80%, 5/1/23	105	102

FIXED INCOME INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Utilities - 1.8% continued
Northern States Power Co.,
5.25%, 3/1/18	$125	$138
6.25%, 6/1/36	100	136
5.35%, 11/1/39	65	82
NSTAR Electric Co.,
2.38%, 10/15/22	100	96
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	177
4.20%, 12/1/42	50	50
4.55%, 6/1/44	260	274
Ohio Power Co.,
6.60%, 2/15/33	100	133
Oklahoma Gas & Electric Co.,
4.55%, 3/15/44	65	73
Oncor Electric Delivery Co. LLC,
6.80%, 9/1/18	225	262
4.10%, 6/1/22	250	269
7.25%, 1/15/33	200	289
7.50%, 9/1/38	145	218
Pacific Gas & Electric Co.,
5.63%, 11/30/17	660	734
4.25%, 5/15/21	150	162
3.25%, 9/15/21	45	46
2.45%, 8/15/22	100	96
6.05%, 3/1/34	550	700
5.80%, 3/1/37	100	123
5.40%, 1/15/40	160	189
3.75%, 8/15/42	50	48
4.60%, 6/15/43	125	133
4.30%, 3/15/45	250	257
PacifiCorp,
2.95%, 2/1/22	100	101
5.25%, 6/15/35	50	60
6.10%, 8/1/36	200	265
6.25%, 10/15/37	275	372
6.00%, 1/15/39	60	79
PECO Energy Co.,
5.35%, 3/1/18	25	28
4.80%, 10/15/43	100	119
Pennsylvania Electric Co.,
6.05%, 9/1/17	300	332
Potomac Electric Power Co.,
3.60%, 3/15/24	150	157
PPL Capital Funding, Inc.,
4.20%, 6/15/22	50	53
3.50%, 12/1/22	35	35
5.00%, 3/15/44	100	111
PPL Electric Utilities Corp.,
3.00%, 9/15/21	250	253
2.50%, 9/1/22	50	49
6.25%, 5/15/39	275	378
5.20%, 7/15/41	35	43
4.13%, 6/15/44	100	105
Progress Energy, Inc.,
3.15%, 4/1/22	1,160	1,175
7.75%, 3/1/31	50	72
PSEG Power LLC,
2.75%, 9/15/16	35	36
2.45%, 11/15/18	35	35
Public Service Co. of Colorado,
3.20%, 11/15/20	1,000	1,040
2.25%, 9/15/22	100	96
2.50%, 3/15/23	150	146
Public Service Co. of Oklahoma,
4.40%, 2/1/21	50	55
6.63%, 11/15/37	125	168
Public Service Electric & Gas Co.,
5.30%, 5/1/18	575	639
2.30%, 9/15/18	165	167
5.38%, 11/1/39	250	315
3.95%, 5/1/42	50	52
3.65%, 9/1/42	30	29
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	31
6.27%, 3/15/37	75	101
5.80%, 3/15/40	250	323
5.64%, 4/15/41	80	102
San Diego Gas & Electric Co.,
3.00%, 8/15/21	65	67
3.60%, 9/1/23	200	210
6.13%, 9/15/37	50	68
4.50%, 8/15/40	150	167
3.95%, 11/15/41	100	104
4.30%, 4/1/42	150	163
SCANA Corp.,
4.75%, 5/15/21	75	81
4.13%, 2/1/22	135	140

NORTHERN FUNDS QUARTERLY REPORT    33    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Utilities - 1.8% continued
Sempra Energy,
2.30%, 4/1/17	$80	$81
6.15%, 6/15/18	400	453
2.88%, 10/1/22	60	59
6.00%, 10/15/39	250	309
Sierra Pacific Power Co.,
6.00%, 5/15/16	250	267
3.38%, 8/15/23	160	166
South Carolina Electric & Gas Co.,
5.25%, 11/1/18	116	131
6.05%, 1/15/38	265	345
4.35%, 2/1/42	115	122
Southern (The) Co.,
1.95%, 9/1/16	200	203
2.45%, 9/1/18	35	36
Southern California Edison Co.,
5.50%, 8/15/18	100	113
3.88%, 6/1/21	150	163
6.65%, 4/1/29	300	392
6.00%, 1/15/34	100	130
5.55%, 1/15/37	275	342
5.95%, 2/1/38	100	132
6.05%, 3/15/39	50	66
5.50%, 3/15/40	150	190
3.90%, 3/15/43	150	152
Southern California Gas Co.,
5.75%, 11/15/35	150	199
3.75%, 9/15/42	75	74
Southern Power Co.,
5.25%, 7/15/43	60	69
Southwestern Electric Power Co.,
5.88%, 3/1/18	400	447
3.55%, 2/15/22	150	154
6.20%, 3/15/40	200	259
Southwestern Public Service Co.,
6.00%, 10/1/36	100	129
Tampa Electric Co.,
2.60%, 9/15/22	220	215
4.10%, 6/15/42	50	51
Union Electric Co.,
6.40%, 6/15/17	400	445
3.90%, 9/15/42	50	50
Virginia Electric and Power Co.,
1.20%, 1/15/18	75	74
5.40%, 4/30/18	425	475
2.95%, 1/15/22	95	96
6.00%, 1/15/36	50	65
8.88%, 11/15/38	300	502
4.65%, 8/15/43	150	168
4.45%, 2/15/44	75	82
Westar Energy, Inc.,
4.13%, 3/1/42	215	225
4.10%, 4/1/43	60	63
4.63%, 9/1/43	150	171
Western Massachusetts Electric Co.,
3.50%, 9/15/21	85	89
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	198
Wisconsin Power & Light Co.,
2.25%, 11/15/22	300	294
4.10%, 10/15/44	100	104
Xcel Energy, Inc.,
4.70%, 5/15/20	100	111
6.50%, 7/1/36	100	136

		46,590

Waste & Environment Services & Equipment - 0.1%
Republic Services, Inc.,
3.80%, 5/15/18	165	174
5.50%, 9/15/19	220	248
5.00%, 3/1/20	400	442
5.25%, 11/15/21	500	566
3.55%, 6/1/22	100	102
Waste Management, Inc.,
2.60%, 9/1/16	35	36
6.10%, 3/15/18	250	283
2.90%, 9/15/22	110	109
7.10%, 8/1/26	125	164
7.75%, 5/15/32	170	248
6.13%, 11/30/39	400	518

		2,890

Wireless Telecommunications Services - 0.8%
Alltel Corp.,
7.88%, 7/1/32	100	147
AT&T, Inc.,
0.90%, 2/12/16	210	210
5.50%, 2/1/18	445	491
5.60%, 5/15/18	105	117

FIXED INCOME INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.4% continued
Wireless Telecommunications Services - 0.8% continued
2.38%, 11/27/18	$50	$50
2.30%, 3/11/19	1,500	1,498
3.88%, 8/15/21	130	136
2.63%, 12/1/22	1,395	1,329
3.90%, 3/11/24	1,500	1,542
6.15%, 9/15/34	125	149
6.50%, 9/1/37	600	741
6.30%, 1/15/38	420	508
6.40%, 5/15/38	99	122
6.55%, 2/15/39	85	105
5.35%, 9/1/40	500	541
5.55%, 8/15/41	75	84
4.80%, 6/15/44	250	255
New Cingular Wireless Services, Inc.,
8.75%, 3/1/31	400	620
Verizon Communications, Inc.,
2.63%, 2/21/20(4) (5)	365	361
4.50%, 9/15/20	1,000	1,086
4.60%, 4/1/21	225	244
3.00%, 11/1/21	210	207
3.50%, 11/1/21	50	51
2.45%, 11/1/22	40	38
5.15%, 9/15/23	740	817
4.15%, 3/15/24	1,000	1,035
7.75%, 12/1/30	500	690
7.75%, 6/15/32	140	195
6.40%, 9/15/33	1,000	1,232
5.05%, 3/15/34	110	117
4.40%, 11/1/34	300	298
6.25%, 4/1/37	740	908
6.40%, 2/15/38	1,365	1,684
8.95%, 3/1/39	650	1,026
7.35%, 4/1/39	815	1,106
6.00%, 4/1/41	180	212
6.55%, 9/15/43	590	756
Verizon New York, Inc.,
7.38%, 4/1/32	150	188

		20,896

Wireline Telecommunications Services - 0.1%
Embarq Corp.,
8.00%, 6/1/36	265	296
GTE Corp.,
8.75%, 11/1/21	1,370	1,787
6.94%, 4/15/28	150	188
Qwest Corp.,
6.88%, 9/15/33	125	125

		2,396

Total Corporate Bonds (Cost $472,673)		501,985

FOREIGN ISSUER BONDS - 8.7%
Advertising & Marketing - 0.0%
WPP Finance 2010,
3.63%, 9/7/22	100	102

Banks - 0.9%
Abbey National Treasury Services PLC,
4.00%, 4/27/16	145	150
3.05%, 8/23/18	200	207
4.00%, 3/13/24	250	260
Australia & New Zealand Banking Group Ltd.,
0.90%, 2/12/16	250	251
2.25%, 6/13/19	500	502
Barclays Bank PLC,
5.14%, 10/14/20	500	538
3.75%, 5/15/24	1,165	1,201
BPCE S.A.,
1.61%, 7/25/17	250	250
2.50%, 7/15/19	500	502
4.00%, 4/15/24	250	261
Canadian Imperial Bank of Commerce,
1.35%, 7/18/16	250	252
1.55%, 1/23/18	150	149
Commonwealth Bank of Australia,
1.13%, 3/13/17	300	299
2.50%, 9/20/18	250	254
2.25%, 3/13/19	250	251
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.,
1.70%, 3/19/18	125	125
4.50%, 1/11/21	1,000	1,100
3.88%, 2/8/22	750	798
3.95%, 11/9/22	250	255
5.75%, 12/1/43	250	298
Credit Suisse,
6.00%, 2/15/18	250	278
5.30%, 8/13/19	1,000	1,122
5.40%, 1/14/20	500	559

NORTHERN FUNDS QUARTERLY REPORT    35    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Banks - 0.9% continued
3.00%, 10/29/21	$250	$249
3.63%, 9/9/24	750	763
Deutsche Bank A.G.,
3.25%, 1/11/16	150	153
6.00%, 9/1/17	1,225	1,361
2.50%, 2/13/19	250	253
Lloyds Bank PLC,
2.35%, 9/5/19	750	749
National Australia Bank Ltd.,
0.90%, 1/20/16	250	251
1.30%, 7/25/16	250	251
2.75%, 3/9/17	250	258
National Bank of Canada,
1.45%, 11/7/17	250	248
Royal Bank of Scotland (The) PLC,
4.38%, 3/16/16	175	181
Sumitomo Mitsui Banking Corp.,
1.80%, 7/18/17	250	250
2.50%, 7/19/18	250	253
2.25%, 7/11/19	785	778
3.00%, 1/18/23	210	209
Svenska Handelsbanken AB,
1.63%, 3/21/18	900	899
2.50%, 1/25/19	250	255
Toronto-Dominion Bank (The),
2.50%, 7/14/16	150	154
2.38%, 10/19/16	565	578
1.40%, 4/30/18	165	164
2.63%, 9/10/18	200	205
2.25%, 11/5/19	270	270
UBS A.G.,
5.88%, 7/15/16	450	481
5.88%, 12/20/17	372	415
5.75%, 4/25/18	125	141
2.38%, 8/14/19	500	500
4.88%, 8/4/20	400	445
Westpac Banking Corp.,
0.95%, 1/12/16	500	501
2.00%, 8/14/17	300	304
1.50%, 12/1/17	450	449
2.25%, 7/30/18	250	254
2.25%, 1/17/19	250	252
4.88%, 11/19/19	250	279

		22,615

Chemicals - 0.1%
Agrium, Inc.,
3.15%, 10/1/22	200	195
7.13%, 5/23/36	100	130
6.13%, 1/15/41	100	119
LYB International Finance B.V.,
4.00%, 7/15/23	185	189
5.25%, 7/15/43	500	543
4.88%, 3/15/44	65	67
Potash Corp. of Saskatchewan, Inc.,
6.50%, 5/15/19	635	741
5.88%, 12/1/36	50	62
5.63%, 12/1/40	250	309

		2,355

Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson,
4.13%, 5/15/22	150	157

Diversified Banks - 0.5%
Bank of Montreal,
1.30%, 7/15/16	150	151
2.50%, 1/11/17	500	512
1.40%, 9/11/17	250	250
1.45%, 4/9/18	250	247
2.38%, 1/25/19	35	35
2.55%, 11/6/22	300	294
Bank of Nova Scotia (The),
0.95%, 3/15/16	150	150
1.38%, 7/15/16	250	252
2.55%, 1/12/17	500	513
1.25%, 4/11/17	150	150
1.30%, 7/21/17	100	100
1.38%, 12/18/17	250	248
2.05%, 6/5/19	700	698
2.13%, 9/11/19	225	226
4.38%, 1/13/21	250	278
BNP Paribas S.A.,
2.38%, 9/14/17	625	636
2.45%, 3/17/19	110	111
5.00%, 1/15/21	1,000	1,131
3.25%, 3/3/23	250	255
HSBC Holdings PLC,
5.10%, 4/5/21	1,100	1,243
4.88%, 1/14/22	500	557
4.00%, 3/30/22	500	532

FIXED INCOME INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Diversified Banks - 0.5% continued
6.50%, 9/15/37	$300	$385
6.80%, 6/1/38	150	199
Royal Bank of Canada,
0.63%, 12/4/15	240	240
0.85%, 3/8/16	150	150
2.88%, 4/19/16	200	205
2.30%, 7/20/16	250	255
1.13%, 7/22/16	275	276
1.45%, 9/9/16	100	101
1.25%, 6/16/17	100	100
1.20%, 9/19/17	400	398
1.40%, 10/13/17	500	498
2.20%, 7/27/18	350	354
2.00%, 10/1/18	320	323
2.15%, 3/15/19	500	502
2.20%, 9/23/19	275	277
Royal Bank of Scotland Group PLC,
6.40%, 10/21/19	200	232
Societe Generale S.A.,
2.75%, 10/12/17	250	256
2.63%, 10/1/18	250	254

		13,574

Exploration & Production - 0.4%
Alberta Energy Co. Ltd.,
7.38%, 11/1/31	75	89
Anadarko Finance Co.,
7.50%, 5/1/31	35	46
Burlington Resources Finance Co.,
7.20%, 8/15/31	200	275
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	225	244
1.75%, 1/15/18	335	333
3.45%, 11/15/21	275	271
6.25%, 3/15/38	150	167
6.75%, 2/1/39	50	58
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	250	237
4.25%, 5/9/43	100	98
Encana Corp.,
5.90%, 12/1/17	510	556
3.90%, 11/15/21	330	325
6.50%, 8/15/34	100	109
6.63%, 8/15/37	305	332
Nexen Energy ULC,
6.20%, 7/30/19	60	69
7.88%, 3/15/32	75	106
5.88%, 3/10/35	210	247
6.40%, 5/15/37	390	486
Petro-Canada,
6.05%, 5/15/18	50	56
5.95%, 5/15/35	100	116
6.80%, 5/15/38	180	227
Petroleos Mexicanos,
3.50%, 7/18/18	85	86
5.50%, 1/21/21	1,810	1,959
4.88%, 1/24/22	2,760	2,891
3.50%, 1/30/23	75	72
6.63%, 6/15/35	200	231
6.50%, 6/2/41	190	218
Talisman Energy, Inc.,
7.75%, 6/1/19	560	645
7.25%, 10/15/27	400	459
6.25%, 2/1/38	30	30

		11,038

Financial Services - 0.0%
Invesco Finance PLC,
4.00%, 1/30/24	100	105

Food & Beverage - 0.1%
Diageo Capital PLC,
5.50%, 9/30/16	150	162
1.50%, 5/11/17	235	235
5.75%, 10/23/17	850	947
1.13%, 4/29/18	275	269
3.88%, 4/29/43	175	172

		1,785

Government Agencies - 0.2%
Hydro-Quebec,
2.00%, 6/30/16	75	76
1.38%, 6/19/17	250	251
9.40%, 2/1/21	200	273
Japan Bank for International Cooperation,
2.50%, 5/18/16	300	307
1.13%, 7/19/17	750	749
1.75%, 11/13/18	500	502
1.75%, 5/29/19	1,000	997

NORTHERN FUNDS QUARTERLY REPORT    37    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Government Agencies - 0.2% continued
Svensk Exportkredit AB,
5.13%, 3/1/17	$500	$544
1.75%, 5/30/17	250	254

		3,953

Government Development Banks - 0.8%
Export Development Canada,
0.88%, 1/30/17	750	750
1.50%, 10/3/18	250	250
Export-Import Bank of Korea,
4.00%, 1/11/17	200	210
4.00%, 1/29/21	1,000	1,069
KFW,
0.50%, 4/19/16	800	800
2.00%, 6/1/16	500	510
0.50%, 7/15/16	1,000	999
4.88%, 1/17/17	200	216
1.25%, 2/15/17	500	504
0.88%, 12/15/17	2,000	1,982
4.38%, 3/15/18	375	411
1.88%, 4/1/19	1,000	1,011
1.75%, 10/15/19	1,000	1,002
4.00%, 1/27/20	1,500	1,655
2.75%, 9/8/20	500	522
2.75%, 10/1/20	1,000	1,044
2.63%, 1/25/22	900	930
2.00%, 10/4/22	250	246
2.13%, 1/17/23	1,000	998
2.47%, 4/18/36(6)	500	270
Korea Development Bank (The),
1.00%, 1/22/16	200	200
3.50%, 8/22/17	850	885
3.00%, 3/17/19	200	206
3.00%, 9/14/22	215	216
Korea Finance Corp.,
2.25%, 8/7/17	300	303
Landwirtschaftliche Rentenbank,
2.13%, 7/15/16	250	256
5.13%, 2/1/17	900	979
1.00%, 4/4/18	500	494
1.88%, 9/17/18	200	203
1.38%, 10/23/19	140	138
Oesterreichische Kontrollbank A.G.,
5.00%, 4/25/17	100	109
1.63%, 3/12/19	300	300
2.38%, 10/1/21	1,000	1,016

		20,684

Government Local - 0.0%
Japan Finance Organization for Municipalities,
4.00%, 1/13/21	500	552

Government Regional - 0.4%
Province of British Columbia,
2.10%, 5/18/16	185	189
2.65%, 9/22/21	150	155
2.00%, 10/23/22	300	294
7.25%, 9/1/36	175	274
Province of Manitoba Canada,
4.90%, 12/6/16	200	216
1.30%, 4/3/17	165	166
1.75%, 5/30/19	100	100
9.25%, 4/1/20	150	198
2.10%, 9/6/22	100	98
Province of Nova Scotia Canada,
8.25%, 7/30/22	350	476
Province of Ontario Canada,
4.75%, 1/19/16	200	209
5.45%, 4/27/16	350	372
2.30%, 5/10/16	1,000	1,022
4.95%, 11/28/16	650	700
1.10%, 10/25/17	625	621
1.20%, 2/14/18	250	248
1.65%, 9/27/19	250	247
4.00%, 10/7/19	835	913
4.40%, 4/14/20	500	556
2.45%, 6/29/22	500	498
Province of Quebec Canada,
5.13%, 11/14/16	250	270
4.63%, 5/14/18	350	385
2.75%, 8/25/21	100	102
2.63%, 2/13/23	875	874
7.50%, 7/15/23	300	406
7.13%, 2/9/24	100	133
2.88%, 10/16/24	250	252
7.50%, 9/15/29	375	554

FIXED INCOME INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Government Regional - 0.4% continued
Province of Saskatchewan Canada,
8.50%, 7/15/22	$200	$278

		10,806

Hardware - 0.0%
Seagate HDD Cayman,
4.75%, 6/1/23	432	449

Integrated Oils - 0.8%
BP Capital Markets PLC,
1.38%, 5/10/18	400	393
2.24%, 9/26/18	360	361
4.75%, 3/10/19	870	952
2.52%, 1/15/20	125	125
4.74%, 3/11/21	450	490
2.50%, 11/6/22	595	554
2.75%, 5/10/23	370	346
3.99%, 9/26/23	120	124
3.81%, 2/10/24	100	101
Cenovus Energy, Inc.,
3.00%, 8/15/22	35	33
3.80%, 9/15/23	20	20
6.75%, 11/15/39	590	672
CNOOC Nexen Finance 2014 ULC,
1.63%, 4/30/17	200	199
4.25%, 4/30/24	300	310
Ecopetrol S.A.,
4.13%, 1/16/25	1,000	950
Husky Energy, Inc.,
6.20%, 9/15/17	600	660
7.25%, 12/15/19	200	235
3.95%, 4/15/22	100	100
Petrobras Global Finance B.V.,
2.00%, 5/20/16	100	96
Petrobras International Finance Co S.A.,
7.88%, 3/15/19	980	1,031
5.75%, 1/20/20	665	642
5.38%, 1/27/21	3,190	2,956
6.88%, 1/20/40	565	523
Shell International Finance B.V.,
1.13%, 8/21/17	65	65
4.30%, 9/22/19	925	1,015
2.25%, 1/6/23	560	535
6.38%, 12/15/38	660	887
4.55%, 8/12/43	250	274
Statoil ASA,
1.80%, 11/23/16	100	101
3.13%, 8/17/17	550	575
1.15%, 5/15/18	200	196
5.25%, 4/15/19	850	956
2.25%, 11/8/19	250	250
3.15%, 1/23/22	125	126
7.75%, 6/15/23	100	129
3.25%, 11/10/24	125	125
7.15%, 1/15/29	250	345
4.25%, 11/23/41	350	359
Suncor Energy, Inc.,
6.10%, 6/1/18	480	538
7.15%, 2/1/32	200	262
5.95%, 12/1/34	50	58
6.50%, 6/15/38	285	351
Total Capital Canada Ltd.,
1.45%, 1/15/18	500	497
Total Capital International S.A.,
0.75%, 1/25/16	100	100
1.50%, 2/17/17	500	503
1.55%, 6/28/17	125	125
2.10%, 6/19/19	1,000	1,001
3.70%, 1/15/24	125	129
Total Capital S.A.,
4.25%, 12/15/21	200	218

		21,593

Internet Media - 0.0%
Baidu, Inc.,
3.25%, 8/6/18	210	214
3.50%, 11/28/22	200	198

		412

Life Insurance - 0.0%
AXA S.A.,
8.60%, 12/15/30	75	102

Machinery Manufacturing - 0.0%
Ingersoll-Rand Luxembourg Finance S.A.,
4.65%, 11/1/44	35	36
Tyco Electronics Group S.A.,
6.55%, 10/1/17	50	56
3.50%, 2/3/22	125	129
7.13%, 10/1/37	50	68

		289

NORTHERN FUNDS QUARTERLY REPORT    39    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Medical Equipment & Devices Manufacturing - 0.1%
Covidien International Finance S.A.,
6.00%, 10/15/17	$800	$895
2.95%, 6/15/23	100	98
6.55%, 10/15/37	25	33
Koninklijke Philips N.V.,
3.75%, 3/15/22	250	260
6.88%, 3/11/38	225	306
5.00%, 3/15/42	100	112

		1,704

Metals & Mining - 0.4%
Barrick Gold Corp.,
3.85%, 4/1/22	1,175	1,131
4.10%, 5/1/23	295	287
BHP Billiton Finance USA Ltd.,
1.88%, 11/21/16	100	102
1.63%, 2/24/17	600	605
5.40%, 3/29/17	100	109
2.05%, 9/30/18	200	201
6.50%, 4/1/19	200	235
3.25%, 11/21/21	250	258
4.13%, 2/24/42	600	586
Goldcorp, Inc.,
2.13%, 3/15/18	200	198
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	121
5.75%, 6/1/35	100	115
Rio Tinto Finance USA Ltd.,
2.50%, 5/20/16	155	158
2.25%, 9/20/16	150	153
6.50%, 7/15/18	675	773
9.00%, 5/1/19	575	727
3.75%, 9/20/21	500	514
Rio Tinto Finance USA PLC,
1.38%, 6/17/16	180	181
2.00%, 3/22/17	150	152
1.63%, 8/21/17	85	85
2.88%, 8/21/22	175	168
4.75%, 3/22/42	150	153
4.13%, 8/21/42	300	291
Teck Resources Ltd.,
3.85%, 8/15/17	35	36
3.00%, 3/1/19	85	83
6.00%, 8/15/40	195	175
6.25%, 7/15/41	350	323
5.20%, 3/1/42	125	102
5.40%, 2/1/43	130	110
Vale Overseas Ltd.,
4.63%, 9/15/20	1,830	1,849
4.38%, 1/11/22	155	149

		10,130

Oil & Gas Services & Equipment - 0.1%
Ensco PLC,
4.50%, 10/1/24	300	292
Noble Holding International Ltd.,
6.05%, 3/1/41	70	60
Transocean, Inc.,
6.38%, 12/15/21	995	918
Weatherford International Ltd.,
5.50%, 2/15/16	50	52
6.00%, 3/15/18	725	774
6.50%, 8/1/36	125	114

		2,210

Pharmaceuticals - 0.2%
Actavis Funding SCS,
2.45%, 6/15/19	125	123
4.85%, 6/15/44	250	254
AstraZeneca PLC,
5.90%, 9/15/17	325	364
1.95%, 9/18/19	225	225
6.45%, 9/15/37	450	606
4.00%, 9/18/42	250	249
GlaxoSmithKline Capital PLC,
1.50%, 5/8/17	250	251
Novartis Securities Investment Ltd.,
5.13%, 2/10/19	850	954
Sanofi,
2.63%, 3/29/16	250	256
1.25%, 4/10/18	40	40
4.00%, 3/29/21	500	543
Teva Pharmaceutical Finance Co. B.V.,
2.40%, 11/10/16	200	204
3.65%, 11/10/21	35	36
2.95%, 12/18/22	350	341
Teva Pharmaceutical Finance IV B.V.,
3.65%, 11/10/21	465	476

		4,922

FIXED INCOME INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Pipeline - 0.1%
Enbridge, Inc.,
4.00%, 10/1/23	$150	$146
4.50%, 6/10/44	40	35
TransCanada PipeLines Ltd.,
6.50%, 8/15/18	215	244
9.88%, 1/1/21	175	238
5.85%, 3/15/36	275	314
6.20%, 10/15/37	125	147
7.63%, 1/15/39	715	983
6.35%, 5/15/67	100	97

		2,204

Property & Casualty Insurance - 0.1%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	100	109
Aon PLC,
4.25%, 12/12/42	450	437
Aspen Insurance Holdings Ltd.,
4.65%, 11/15/23	270	281
Endurance Specialty Holdings Ltd.,
7.00%, 7/15/34	100	125
Trinity Acquisition PLC,
6.13%, 8/15/43	75	86
Willis Group Holdings PLC,
5.75%, 3/15/21	450	503
XLIT Ltd.,
5.75%, 10/1/21	200	232
6.25%, 5/15/27	50	60
5.25%, 12/15/43	250	283

		2,116

Publishing & Broadcasting - 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	691

Railroad - 0.0%
Canadian National Railway Co.,
5.55%, 3/1/19	500	568
2.85%, 12/15/21	85	87
6.90%, 7/15/28	25	34
6.25%, 8/1/34	15	20
6.20%, 6/1/36	40	53
6.38%, 11/15/37	20	27
3.50%, 11/15/42	150	144
Canadian Pacific Railway Co.,
6.50%, 5/15/18	50	57
5.95%, 5/15/37	50	64
Kansas City Southern de Mexico S.A.de C.V.,
2.35%, 5/15/20	100	96

		1,150

Software & Services - 0.0%
Thomson Reuters Corp.,
3.95%, 9/30/21	200	211
5.50%, 8/15/35	150	170
5.65%, 11/23/43	285	329

		710

Sovereigns - 1.4%
Brazilian Government International Bond,
6.00%, 1/17/17	1,250	1,347
8.00%, 1/15/18	156	170
8.88%, 10/14/19	1,075	1,354
4.88%, 1/22/21	1,000	1,062
8.88%, 4/15/24	600	807
10.13%, 5/15/27	500	765
7.13%, 1/20/37	250	317
11.00%, 8/17/40	835	891
5.63%, 1/7/41	635	684
Canada Government International Bond,
0.88%, 2/14/17	545	545
1.63%, 2/27/19	165	166
Chile Government International Bond,
3.25%, 9/14/21	400	413
3.63%, 10/30/42	200	182
Colombia Government International Bond,
7.38%, 1/27/17	500	554
7.38%, 3/18/19	250	294
4.38%, 7/12/21	1,000	1,058
7.38%, 9/18/37	350	472
6.13%, 1/18/41	250	299
5.63%, 2/26/44	500	562
Israel Government International Bond,
5.50%, 11/9/16	225	244
5.13%, 3/26/19	250	284
4.00%, 6/30/22	250	271
4.50%, 1/30/43	200	204
Italy Government International Bond,
5.25%, 9/20/16	1,000	1,065
5.38%, 6/12/17	1,675	1,819
5.38%, 6/15/33	175	209

NORTHERN FUNDS QUARTERLY REPORT    41    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Sovereigns - 1.4% continued
Mexico Government International Bond,
5.63%, 1/15/17	$770	$835
5.95%, 3/19/19	500	566
5.13%, 1/15/20	1,360	1,499
4.00%, 10/2/23	150	156
7.50%, 4/8/33	100	139
6.75%, 9/27/34	750	980
6.05%, 1/11/40	820	1,003
4.75%, 3/8/44	1,000	1,042
5.55%, 1/21/45	500	581
Panama Government International Bond,
4.00%, 9/22/24	575	591
6.70%, 1/26/36	550	711
Peruvian Government International Bond,
8.38%, 5/3/16	350	384
7.35%, 7/21/25	250	332
6.55%, 3/14/37	500	649
5.63%, 11/18/50	350	412
Philippine Government International Bond,
4.20%, 1/21/24	500	542
10.63%, 3/16/25	500	805
5.50%, 3/30/26	200	236
7.75%, 1/14/31	500	720
6.38%, 10/23/34	500	670
5.00%, 1/13/37	500	585
Poland Government International Bond,
6.38%, 7/15/19	400	468
5.13%, 4/21/21	150	169
3.00%, 3/17/23	1,000	996
4.00%, 1/22/24	150	159
Republic of Korea,
5.13%, 12/7/16	125	135
7.13%, 4/16/19	150	181
3.88%, 9/11/23	200	219
South Africa Government International Bond,
6.88%, 5/27/19	275	314
5.38%, 7/24/44	500	528
Turkey Government International Bond,
3.25%, 3/23/23	250	237
5.75%, 3/22/24	300	335
6.88%, 3/17/36	500	618
6.00%, 1/14/41	1,500	1,702
6.63%, 2/17/45	270	331
Uruguay Government International Bond,
7.63%, 3/21/36	250	341
4.13%, 11/20/45	400	357

		36,566

Supermarkets & Pharmacies - 0.0%
Delhaize Group S.A.,
4.13%, 4/10/19	35	37
5.70%, 10/1/40	400	419

		456

Supranationals - 1.6%
African Development Bank,
2.50%, 3/15/16	500	512
1.25%, 9/2/16	40	40
1.13%, 3/15/17	500	502
0.88%, 3/15/18	250	246
Asian Development Bank,
2.50%, 3/15/16	500	512
0.50%, 6/20/16	200	200
5.50%, 6/27/16	600	643
1.13%, 3/15/17	355	357
5.59%, 7/16/18	50	57
1.75%, 9/11/18	150	151
1.75%, 3/21/19	1,500	1,510
1.88%, 4/12/19	150	152
1.38%, 3/23/20	250	245
2.13%, 11/24/21	100	100
Corp. Andina de Fomento,
4.38%, 6/15/22	613	659
Council Of Europe Development Bank,
2.63%, 2/16/16	350	358
1.25%, 9/22/16	150	151
1.50%, 6/19/17	200	202
1.75%, 11/14/19	1,000	1,000
European Bank for Reconstruction & Development,
2.50%, 3/15/16	300	307
1.38%, 10/20/16	150	152
1.00%, 2/16/17	500	502
0.75%, 9/1/17	300	297
1.00%, 6/15/18	150	148
1.75%, 6/14/19	200	200
1.75%, 11/26/19	1,000	999
1.50%, 3/16/20	250	246

FIXED INCOME INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Supranationals - 1.6% continued
European Investment Bank,
2.25%, 3/15/16	$400	$408
1.13%, 12/15/16	1,000	1,007
4.88%, 1/17/17	800	865
1.75%, 3/15/17	1,000	1,019
0.88%, 4/18/17	400	400
5.13%, 5/30/17	350	384
1.63%, 6/15/17	250	254
1.00%, 8/17/17	250	250
1.00%, 12/15/17	2,000	1,989
1.00%, 3/15/18	2,000	1,980
1.00%, 6/15/18	1,650	1,627
1.63%, 12/18/18	400	401
1.88%, 3/15/19	250	253
2.50%, 4/15/21	1,500	1,541
2.13%, 10/15/21	200	201
3.25%, 1/29/24	250	269
2.50%, 10/15/24	1,000	1,014
4.88%, 2/15/36	200	256
Inter-American Development Bank,
0.88%, 11/15/16	250	251
1.13%, 3/15/17	1,000	1,005
0.88%, 3/15/18	500	493
1.75%, 8/24/18	250	252
4.25%, 9/10/18	400	439
1.13%, 9/12/19	200	195
3.88%, 9/17/19	600	658
1.75%, 10/15/19	1,000	1,003
3.88%, 2/14/20	500	551
3.00%, 2/21/24	150	160
3.88%, 10/28/41	200	221
International Bank for Reconstruction & Development,
2.13%, 3/15/16	1,000	1,020
5.00%, 4/1/16	450	475
0.50%, 4/15/16	450	450
0.50%, 5/16/16	210	210
1.00%, 9/15/16	500	503
0.88%, 4/17/17	1,000	1,002
9.25%, 7/15/17	100	120
1.88%, 3/15/19	2,500	2,534
2.25%, 6/24/21	500	504
2.50%, 11/25/24	600	608
4.75%, 2/15/35	25	32
International Finance Corp.,
0.50%, 5/16/16	375	374
1.13%, 11/23/16	500	502
1.00%, 4/24/17	890	890
0.88%, 6/15/18	500	491
1.75%, 9/16/19	250	250
Nordic Investment Bank,
0.50%, 4/14/16	250	250
5.00%, 2/1/17	100	108
1.88%, 6/14/19	200	202

		40,319

Travel & Lodging - 0.0%
Carnival Corp.,
1.20%, 2/5/16	55	55

Winding Up Agencies - 0.0%
FMS Wertmanagement AoeR,
0.63%, 1/30/17	725	721
1.63%, 11/20/18	300	301

		1,022

Wireless Telecommunications Services - 0.3%
America Movil S.A.B. de C.V.,
2.38%, 9/8/16	700	710
3.13%, 7/16/22	295	291
6.13%, 11/15/37	315	378
6.13%, 3/30/40	185	219
Orange S.A.,
5.38%, 7/8/19	600	674
9.00%, 3/1/31	610	931
Rogers Communications, Inc.,
6.80%, 8/15/18	700	808
3.00%, 3/15/23	80	77
5.45%, 10/1/43	100	115
5.00%, 3/15/44	75	82
Vodafone Group PLC,
5.63%, 2/27/17	325	352
1.25%, 9/26/17	300	296
2.50%, 9/26/22	265	247
2.95%, 2/19/23	500	482
7.88%, 2/15/30	200	277
6.15%, 2/27/37	635	766

		6,705

NORTHERN FUNDS QUARTERLY REPORT    43    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Wireline Telecommunications Services - 0.2%
British Telecommunications PLC,
1.25%, 2/14/17	$250	$249
5.95%, 1/15/18	575	641
9.63%, 12/15/30	100	157
Deutsche Telekom International Finance B.V.,
5.75%, 3/23/16	525	554
8.75%, 6/15/30	400	591
Nippon Telegraph & Telephone Corp.,
1.40%, 7/18/17	150	150
Telefonica Emisiones S.A.U.,
5.13%, 4/27/20	910	1,007
5.46%, 2/16/21	370	412
4.57%, 4/27/23	150	161
7.05%, 6/20/36	110	145
Telefonica Europe B.V.,
8.25%, 9/15/30	85	118
Telefonos de Mexico S.A.B. de C.V.,
5.50%, 11/15/19	305	341

		4,526

Total Foreign Issuer Bonds (Cost $219,431)		226,057

U.S. GOVERNMENT AGENCIES - 32.6%(7)
Fannie Mae - 14.9%
2.25%, 3/15/16	2,500	2,552
0.50%, 3/30/16	2,000	2,012
2.38%, 4/11/16	3,000	3,074
1.25%, 9/28/16	3,700	3,738
1.38%, 11/15/16	2,000	2,027
4.88%, 12/15/16	4,200	4,535
1.25%, 1/30/17	2,000	2,018
0.75%, 4/20/17	2,000	1,994
5.00%, 5/11/17	1,000	1,094
5.38%, 6/12/17	1,000	1,106
1.88%, 9/18/18	1,000	1,016
1.63%, 11/27/18	1,000	1,005
1.88%, 2/19/19	1,000	1,015
1.75%, 6/20/19	1,000	1,005
1.75%, 9/12/19	1,000	1,002
1.75%, 11/26/19	3,000	3,002
2.63%, 9/6/24	2,000	2,025
7.13%, 1/15/30	1,500	2,286
6.63%, 11/15/30	200	297
5.63%, 7/15/37	1,000	1,408
Fannie Mae-Aces, Series 2011-M2, Class A2,
3.65%, 4/25/21	195	208
Fannie Mae-Aces, Series 2011-M5, Class A2,
2.94%, 7/25/21	750	773
Fannie Mae-Aces, Series 2011-M9, Class A2,
2.48%, 4/25/22	225	225
Fannie Mae-Aces, Series 2013-M11, Class A,
1.50%, 1/25/18	133	133
Fannie Mae-Aces, Series 2013-M14, Class A2,
3.33%, 10/25/23	200	210
Fannie Mae-Aces, Series 2013-M9, Class A2,
2.39%, 1/25/23	150	148
Fannie Mae-Aces, Series 2014-M1, Class A2,
4.29%, 7/25/19	211	230
Fannie Mae-Aces, Series 2014-M1, Class ASQ2,
2.32%, 11/25/18	500	509
Fannie Mae-Aces, Series 2014-M13, Class A2,
3.02%, 8/25/24	100	102
Fannie Mae-Aces, Series 2014-M4, Class A2,
3.35%, 3/25/24	545	574
Fannie Mae-Aces, Series 2014-M4, Class ASQ2,
1.27%, 1/25/17	56	56
Fannie Mae-Aces, Series 2014-M6, Class 1AC,
4.22%, 2/25/43	150	160
Fannie Mae-Aces, Series 2014-M6, Class A2,
2.68%, 5/25/21	500	508
Fannie Mae-Aces, Series 2014-M8, Class ASQ3,
1.80%, 12/25/19	100	100
Pool #255376,
6.00%, 8/1/19	49	52

FIXED INCOME INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.6%(7) continued
Fannie Mae - 14.9% continued
Pool #255695,
2.38%, 3/1/35	$21	$23
Pool #256792,
6.50%, 6/1/22	77	85
Pool #256925,
6.00%, 10/1/37	65	74
Pool #256959,
6.00%, 11/1/37	307	349
Pool #256985,
7.00%, 11/1/37	86	95
Pool #257042,
6.50%, 1/1/38	557	644
Pool #257106,
4.50%, 1/1/28	10	11
Pool #257237,
4.50%, 6/1/28	87	95
Pool #257243,
7.00%, 6/1/38	303	343
Pool #357630,
5.00%, 10/1/19	40	43
Pool #707791,
5.00%, 6/1/33	307	340
Pool #709239,
5.00%, 7/1/18	250	264
Pool #725185,
5.00%, 2/1/19	58	62
Pool #725425,
5.50%, 4/1/34	111	125
Pool #730811,
4.50%, 8/1/33	212	231
Pool #735222,
5.00%, 2/1/35	66	73
Pool #735358,
5.50%, 2/1/35	284	319
Pool #735502,
6.00%, 4/1/35	38	43
Pool #737853,
5.00%, 9/1/33	504	558
Pool #745336,
5.00%, 3/1/36	1,422	1,574
Pool #745418,
5.50%, 4/1/36	106	119
Pool #745754,
5.00%, 9/1/34	718	795
Pool #745826,
6.00%, 7/1/36	370	420
Pool #746272,
4.00%, 10/1/18	169	179
Pool #747383,
5.50%, 10/1/33	227	256
Pool #753678,
2.17%, 12/1/33	148	160
Pool #755632,
5.00%, 4/1/34	217	240
Pool #766083,
2.24%, 2/1/34	3	3
Pool #772730,
5.00%, 4/1/34	208	231
Pool #773287,
2.23%, 3/1/35	164	175
Pool #790406,
6.00%, 9/1/34	138	158
Pool #793666,
5.50%, 9/1/34	164	185
Pool #796250,
5.50%, 11/1/34	69	78
Pool #800471,
5.50%, 10/1/34	622	698
Pool #807701,
4.50%, 12/1/19	36	38
Pool #811944,
4.50%, 1/1/20	44	47
Pool #817795,
6.00%, 8/1/36	65	74
Pool #821912,
1.81%, 6/1/35	282	301
Pool #822455,
2.44%, 4/1/35	75	80
Pool #826057,
5.00%, 7/1/35	172	192
Pool #826368,
2.12%, 7/1/35	99	105
Pool #826585,
5.00%, 8/1/35	341	378
Pool #828523,
5.00%, 7/1/35	102	113
Pool #831676,
6.50%, 8/1/36	39	45

NORTHERN FUNDS QUARTERLY REPORT    45    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.6%(7) continued
Fannie Mae - 14.9% continued
Pool #832628,
5.50%, 9/1/20	$64	$70
Pool #833067,
5.50%, 9/1/35	405	453
Pool #833163,
5.00%, 9/1/35	245	270
Pool #840577,
5.00%, 10/1/20	40	43
Pool #844909,
4.50%, 10/1/20	12	13
Pool #845425,
6.00%, 2/1/36	349	397
Pool #846600,
2.48%, 1/1/36	301	323
Pool #847921,
5.50%, 11/1/20	188	205
Pool #863759,
4.00%, 12/1/20	31	32
Pool #864435,
4.50%, 12/1/20	85	90
Pool #868435,
6.00%, 4/1/36	339	390
Pool #869710,
6.00%, 4/1/36	169	192
Pool #871135,
6.00%, 1/1/37	103	118
Pool #880505,
6.00%, 8/1/21	17	18
Pool #881818,
6.50%, 8/1/36	266	302
Pool #882055,
1.89%, 6/1/36	85	89
Pool #885769,
6.00%, 6/1/36	43	49
Pool #885866,
6.00%, 6/1/36	132	151
Pool #887111,
5.50%, 5/1/20	47	49
Pool #888100,
5.50%, 9/1/36	409	459
Pool #888152,
5.00%, 5/1/21	101	108
Pool #888205,
6.50%, 2/1/37	106	123
Pool #888318,
2.24%, 2/1/37	67	72
Pool #888447,
4.00%, 5/1/21	55	58
Pool #889224,
5.50%, 1/1/37	514	577
Pool #889390,
6.00%, 3/1/23	78	86
Pool #889401,
6.00%, 3/1/38	253	287
Pool #889415,
6.00%, 5/1/37	1,046	1,195
Pool #889579,
6.00%, 5/1/38	564	640
Pool #889630,
6.50%, 3/1/38	65	74
Pool #889886,
7.00%, 12/1/37	87	97
Pool #889970,
5.00%, 12/1/36	389	431
Pool #890234,
6.00%, 10/1/38	252	286
Pool #890329,
4.00%, 4/1/26	4,567	4,910
Pool #890339,
5.00%, 9/1/20	380	401
Pool #892536,
6.50%, 9/1/36	59	67
Pool #892968,
6.50%, 8/1/21	7	7
Pool #893363,
5.00%, 6/1/36	115	127
Pool #893366,
5.00%, 4/1/35	175	194
Pool #894453,
2.46%, 9/1/36	145	159
Pool #898417,
6.00%, 10/1/36	54	61
Pool #899079,
5.00%, 3/1/37	131	145
Pool #902188,
2.30%, 11/1/36	14	15
Pool #902414,
5.50%, 11/1/36	244	272

FIXED INCOME INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.6%(7) continued
Fannie Mae - 14.9% continued
Pool #905090,
5.50%, 10/1/21	$90	$96
Pool #905759,
2.34%, 12/1/36	46	50
Pool #906090,
5.50%, 1/1/37	287	324
Pool #910147,
5.00%, 3/1/22	126	136
Pool #912414,
4.50%, 1/1/22	38	40
Pool #915499,
5.00%, 3/1/37	151	167
Pool #915870,
7.00%, 4/1/37	28	34
Pool #918515,
5.00%, 6/1/37	208	229
Pool #920457,
2.85%, 8/1/36	11	12
Pool #920988,
2.00%, 11/1/36	12	12
Pool #923123,
5.00%, 4/1/36	40	44
Pool #923166,
7.50%, 1/1/37	54	65
Pool #928261,
4.50%, 3/1/36	131	143
Pool #928584,
6.50%, 8/1/37	486	558
Pool #928909,
6.00%, 12/1/37	4	4
Pool #928915,
6.00%, 11/1/37	26	29
Pool #930606,
4.00%, 2/1/39	1,185	1,266
Pool #931195,
4.50%, 5/1/24	308	332
Pool #931665,
4.50%, 7/1/24	993	1,073
Pool #932023,
5.00%, 1/1/38	215	238
Pool #932741,
4.50%, 4/1/40	754	827
Pool #934466,
5.50%, 9/1/23	185	201
Pool #940623,
5.50%, 8/1/37	91	102
Pool #943388,
6.00%, 6/1/37	365	414
Pool #943617,
6.00%, 8/1/37	284	324
Pool #945876,
5.50%, 8/1/37	38	43
Pool #946527,
7.00%, 9/1/37	64	72
Pool #947216,
6.00%, 10/1/37	119	136
Pool #949391,
5.50%, 8/1/22	18	19
Pool #953018,
6.50%, 10/1/37	201	229
Pool #953910,
6.00%, 11/1/37	151	172
Pool #955771,
6.50%, 10/1/37	195	222
Pool #959604,
6.50%, 11/1/37	20	23
Pool #959880,
5.50%, 11/1/37	94	105
Pool #962687,
5.00%, 4/1/38	323	357
Pool #963735,
4.50%, 6/1/23	149	160
Pool #965389,
6.00%, 10/1/23	102	107
Pool #966660,
6.00%, 12/1/37	4	4
Pool #968037,
6.00%, 1/1/38	223	253
Pool #969632,
6.50%, 1/1/38	73	83
Pool #970013,
4.50%, 6/1/38	188	204
Pool #971734,
4.50%, 4/1/37	42	45
Pool #972452,
5.50%, 3/1/38	438	489
Pool #975365,
5.00%, 6/1/23	86	93

NORTHERN FUNDS QUARTERLY REPORT    47    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.6%(7) continued
Fannie Mae - 14.9% continued
Pool #976963,
5.50%, 2/1/38	$3,401	$3,808
Pool #981704,
5.00%, 6/1/23	264	285
Pool #981823,
2.35%, 6/1/38	55	56
Pool #981854,
5.50%, 7/1/38	267	299
Pool #984075,
4.50%, 6/1/23	90	97
Pool #986760,
5.50%, 7/1/38	908	1,027
Pool #987114,
5.50%, 9/1/23	29	30
Pool #987115,
5.50%, 9/1/23	63	66
Pool #992472,
6.00%, 10/1/38	110	125
Pool #992491,
4.50%, 10/1/23	71	76
Pool #993055,
5.50%, 12/1/38	85	94
Pool #995018,
5.50%, 6/1/38	189	211
Pool #995203,
5.00%, 7/1/35	1,094	1,212
Pool #995266,
5.00%, 12/1/23	843	917
Pool #995737,
5.00%, 2/1/38	2,007	2,223
Pool #995879,
6.00%, 4/1/39	266	302
Pool #AA0649,
5.00%, 12/1/38	652	734
Pool #AA2939,
4.50%, 4/1/39	1,013	1,115
Pool #AA4482,
4.00%, 4/1/39	1,011	1,085
Pool #AA4562,
4.50%, 9/1/39	963	1,060
Pool #AA8978,
4.50%, 7/1/39	229	251
Pool #AA9357,
4.50%, 8/1/39	1,164	1,266
Pool #AB1048,
4.50%, 5/1/40	1,404	1,533
Pool #AB2067,
3.50%, 1/1/41	1,588	1,661
Pool #AB2092,
4.00%, 1/1/41	690	741
Pool #AB2272,
4.50%, 2/1/41	1,179	1,303
Pool #AB2693,
4.50%, 4/1/41	662	721
Pool #AB2768,
4.50%, 4/1/41	1,003	1,101
Pool #AB3246,
5.00%, 7/1/41	612	679
Pool #AB4057,
4.00%, 12/1/41	3,109	3,322
Pool #AB4293,
3.50%, 1/1/42	1,934	2,019
Pool #AB5049,
4.00%, 4/1/42	3,606	3,853
Pool #AB6016,
3.50%, 8/1/42	1,462	1,526
Pool #AB6293,
3.50%, 9/1/27	2,676	2,832
Pool #AB7076,
3.00%, 11/1/42	3,929	3,982
Pool #AB7503,
3.00%, 1/1/43	1,959	1,986
Pool #AB7733,
3.00%, 1/1/43	3,298	3,343
Pool #AB8823,
3.00%, 3/1/43	5,875	5,953
Pool #AB9363,
3.50%, 5/1/43	4,624	4,830
Pool #AB9990,
3.00%, 7/1/33	365	377
Pool #AC2947,
5.50%, 9/1/39	978	1,094
Pool #AC2969,
5.00%, 9/1/39	3,551	3,970
Pool #AC3263,
4.50%, 9/1/29	372	410
Pool #AC3312,
4.50%, 10/1/39	1,899	2,064

FIXED INCOME INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.6%(7) continued
Fannie Mae - 14.9% continued
Pool #AC4861,
4.50%, 11/1/24	$746	$806
Pool #AC5040,
4.00%, 10/1/24	454	483
Pool #AC6118,
4.50%, 11/1/39	564	613
Pool #AC6742,
4.50%, 1/1/40	1,929	2,115
Pool #AC8518,
5.00%, 12/1/39	1,124	1,243
Pool #AC9581,
5.50%, 1/1/40	2,180	2,449
Pool #AD0119,
6.00%, 7/1/38	911	1,032
Pool #AD0585,
4.50%, 12/1/39	903	995
Pool #AD0639,
6.00%, 12/1/38	252	286
Pool #AD0969,
5.50%, 8/1/37	888	996
Pool #AD5241,
4.50%, 7/1/40	818	889
Pool #AD5525,
5.00%, 6/1/40	971	1,082
Pool #AD5556,
4.00%, 6/1/25	357	382
Pool #AD7859,
5.00%, 6/1/40	618	684
Pool #AE0289,
3.38%, 5/1/40	268	289
Pool #AE0949,
4.00%, 2/1/41	2,094	2,238
Pool #AE0971,
4.00%, 5/1/25	269	287
Pool #AE0981,
3.50%, 3/1/41	1,557	1,626
Pool #AE1807,
4.00%, 10/1/40	2,914	3,114
Pool #AE3873,
4.50%, 10/1/40	439	477
Pool #AE5436,
4.50%, 10/1/40	522	567
Pool #AE5767,
3.55%, 5/1/41	289	308
Pool #AH0525,
4.00%, 12/1/40	2,224	2,377
Pool #AH1295,
3.50%, 1/1/26	749	795
Pool #AH2488,
3.25%, 2/1/41	234	247
Pool #AH3226,
5.00%, 2/1/41	317	353
Pool #AH4158,
4.00%, 1/1/41	408	436
Pool #AH5573,
4.00%, 2/1/41	1,619	1,740
Pool #AH5614,
3.50%, 2/1/26	823	873
Pool #AH8854,
4.50%, 4/1/41	557	606
Pool #AI1247,
4.00%, 4/1/26	422	452
Pool #AI3470,
4.50%, 6/1/41	887	964
Pool #AI4361,
2.97%, 9/1/41	120	125
Pool #AI4380,
2.95%, 11/1/41	110	116
Pool #AI5539,
3.48%, 6/1/41	171	181
Pool #AI5603,
4.50%, 7/1/41	480	521
Pool #AI7743,
4.00%, 8/1/41	728	778
Pool #AI9137,
2.50%, 11/1/27	2,570	2,623
Pool #AI9555,
4.00%, 9/1/41	1,276	1,363
Pool #AI9828,
2.88%, 11/1/41	232	242
Pool #AJ2001,
3.07%, 10/1/41	169	177
Pool #AJ4093,
3.50%, 10/1/26	225	238
Pool #AJ4408,
4.50%, 10/1/41	293	318
Pool #AJ6086,
3.00%, 12/1/26	555	578

NORTHERN FUNDS QUARTERLY REPORT    49    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.6%(7) continued
Fannie Mae - 14.9% continued
Pool #AJ9152,
3.50%, 12/1/26	$2,536	$2,683
Pool #AJ9218,
4.00%, 2/1/42	1,443	1,542
Pool #AJ9326,
3.50%, 1/1/42	1,996	2,090
Pool #AJ9355,
3.00%, 1/1/27	1,301	1,356
Pool #AK4524,
4.50%, 3/1/42	4,095	4,452
Pool #AK4813,
3.50%, 3/1/42	923	965
Pool #AK4945,
3.50%, 2/1/42	1,082	1,130
Pool #AK7766,
2.50%, 3/1/27	1,487	1,518
Pool #AK9444,
4.00%, 3/1/42	582	625
Pool #AL0442,
5.50%, 6/1/40	239	268
Pool #AL0766,
4.00%, 9/1/41	2,319	2,492
Pool #AL1449,
4.00%, 1/1/42	2,240	2,394
Pool #AL1849,
6.00%, 2/1/39	992	1,142
Pool #AL1939,
3.50%, 6/1/42	2,392	2,503
Pool #AL2243,
4.00%, 3/1/42	2,745	2,933
Pool #AL2303,
4.50%, 6/1/26	970	1,027
Pool #AL2326,
4.50%, 4/1/42	5,139	5,586
Pool #AL2397,
2.71%, 8/1/42	321	331
Pool #AL2893,
3.50%, 12/1/42	5,132	5,375
Pool #AL3396,
2.50%, 3/1/28	1,278	1,305
Pool #AL3950,
1.75%, 8/1/43	160	163
Pool #AL4462,
2.50%, 6/1/28	2,085	2,129
Pool #AL4908,
4.00%, 2/1/44	2,417	2,597
Pool #AL5254,
3.00%, 11/1/27	1,767	1,841
Pool #AL5377,
4.00%, 6/1/44	5,737	6,184
Pool #AL5785,
4.00%, 9/1/44	3,158	3,407
Pool #AO0752,
3.00%, 4/1/42	1,151	1,166
Pool #AO0800,
3.00%, 4/1/27	1,159	1,208
Pool #AO2973,
3.50%, 5/1/42	2,542	2,666
Pool #AO4136,
3.50%, 6/1/42	1,842	1,923
Pool #AO7970,
2.50%, 6/1/27	744	760
Pool #AO8031,
3.50%, 7/1/42	4,366	4,557
Pool #AO8629,
3.50%, 7/1/42	785	820
Pool #AP6273,
3.00%, 10/1/42	1,243	1,260
Pool #AQ6784,
3.50%, 12/1/42	1,700	1,775
Pool #AR1706,
2.50%, 1/1/28	6,259	6,386
Pool #AR3054,
3.00%, 1/1/28	1,627	1,698
Pool #AR3792,
3.00%, 2/1/43	1,177	1,193
Pool #AR8151,
3.00%, 3/1/43	1,911	1,937
Pool #AR9582,
3.00%, 3/1/43	660	670
Pool #AS0018,
3.00%, 7/1/43	4,282	4,338
Pool #AS0275,
3.00%, 8/1/33	459	474
Pool #AS3600,
3.00%, 10/1/29	2,970	3,096
Pool #AT0666,
3.50%, 4/1/43	845	884

FIXED INCOME INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.6%(7) continued
Fannie Mae - 14.9% continued
Pool #AT2720,
3.00%, 5/1/43	$1,996	$2,023
Pool #AT3164,
3.00%, 4/1/43	3,202	3,246
Pool #AT3180,
3.00%, 5/1/43	3,754	3,806
Pool #AT5026,
3.00%, 5/1/43	3,577	3,624
Pool #AU1657,
2.50%, 7/1/28	960	979
Pool #AU1808,
3.00%, 8/1/43	3,108	3,147
Pool #AU3164,
3.00%, 8/1/33	367	379
Pool #AU4336,
2.24%, 8/1/43	745	753
Pool #AU5918,
3.00%, 9/1/43	2,845	2,881
Pool #AU5919,
3.50%, 9/1/43	2,723	2,842
Pool #AV0691,
4.00%, 12/1/43	4,739	5,094
Pool #AV2339,
4.00%, 12/1/43	942	1,013
Pool #AW2472,
2.58%, 6/1/44	833	858
Pool #AW8595,
3.00%, 8/1/29	773	807
Pool #AX2163,
3.50%, 11/1/44	1,997	2,084
Pool #AX4413,
4.00%, 11/1/44	4,993	5,335
Pool #MA0361,
4.00%, 3/1/30	427	460
Pool #MA0667,
4.00%, 3/1/31	941	1,015
Pool #MA0706,
4.50%, 4/1/31	1,273	1,390
Pool #MA0711,
3.50%, 4/1/31	534	564
Pool #MA0804,
4.00%, 7/1/31	631	681
Pool #MA0976,
3.50%, 2/1/32	1,195	1,261
Pool #MA1107,
3.50%, 7/1/32	1,453	1,533
Pool #MA1138,
3.50%, 8/1/32	777	820
Pool #MA1141,
3.00%, 8/1/32	380	393
Pool #MA1200,
3.00%, 10/1/32	2,031	2,100
Pool #MA1239,
3.50%, 11/1/32	1,048	1,106
Pool #MA1432,
3.00%, 5/1/33	1,951	2,017
Pool #MA1511,
2.50%, 7/1/33	547	547
Pool #MA1764,
4.00%, 1/1/34	990	1,066
Pool TBA,
2.00%, 1/15/29(8)	3,000	2,988
2.50%, 1/15/29(8)	4,299	4,377
3.00%, 1/15/29(8)	6,696	6,960
3.50%, 1/15/29(8)	1,500	1,585
2.50%, 1/15/44(8)	1,900	1,856
3.00%, 1/15/44(8)	5,300	5,361
3.50%, 1/15/44(8)	14,827	15,456
4.00%, 1/15/44(8)	8,800	9,392
4.50%, 1/15/44(8)	7,200	7,815
5.00%, 1/15/44(8)	1,500	1,657

		387,084

Federal Home Loan Bank - 0.5%
5.13%, 10/19/16	5,450	5,879
0.63%, 11/23/16	4,000	3,995
0.88%, 5/24/17	2,000	1,996
1.00%, 6/21/17	1,000	1,001
5.50%, 7/15/36	500	686

		13,557

Freddie Mac - 3.1%
5.25%, 4/18/16	500	531
2.50%, 5/27/16	4,000	4,113
2.00%, 8/25/16	5,675	5,811
5.00%, 2/16/17	500	544
0.88%, 2/22/17	2,000	2,003
1.00%, 3/8/17	2,500	2,507
1.00%, 9/27/17	3,000	2,991

NORTHERN FUNDS QUARTERLY REPORT    51    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.6%(7) continued
Freddie Mac - 3.1% continued
5.13%, 11/17/17	$500	$557
0.75%, 1/12/18	2,000	1,971
0.88%, 3/7/18	1,000	988
3.75%, 3/27/19	1,000	1,088
1.75%, 5/30/19	1,000	1,006
1.25%, 8/1/19	1,000	982
1.25%, 10/2/19	1,000	978
1.38%, 5/1/20	1,000	975
2.38%, 1/13/22	3,000	3,031
6.75%, 3/15/31	1,200	1,804
FHLMC Multifamily Structured Pass Through Certificates, Series K003, Class A5,
5.09%, 3/25/19	500	561
FHLMC Multifamily Structured Pass Through Certificates, Series K005, Class A1,
3.48%, 4/25/19	412	431
FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2,
4.25%, 1/25/20	185	203
FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A2,
4.22%, 3/25/20	245	269
FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A1,
2.75%, 12/25/19	161	166
FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A2,
3.53%, 6/25/20	263	280
FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2,
3.97%, 1/25/21	340	371
FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2,
3.87%, 4/25/21	500	544
FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2,
2.87%, 12/25/21	250	258
FHLMC Multifamily Structured Pass Through Certificates, Series K018, Class A2,
2.79%, 1/25/22	500	512
FHLMC Multifamily Structured Pass Through Certificates, Series K019, Class A1,
1.46%, 9/25/21	425	419
FHLMC Multifamily Structured Pass Through Certificates, Series K020, Class A2,
2.37%, 5/25/22	250	249
FHLMC Multifamily Structured Pass Through Certificates, Series K023, Class A2,
2.31%, 8/25/22	500	493
FHLMC Multifamily Structured Pass Through Certificates, Series K024, Class A2,
2.57%, 9/25/22	200	201
FHLMC Multifamily Structured Pass Through Certificates, Series K025, Class A1,
1.88%, 4/25/22	474	472
FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2,
3.32%, 2/25/23	500	526
FHLMC Multifamily Structured Pass Through Certificates, Series K030, Class A2,
3.25%, 4/25/23	300	314
FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class A2,
3.30%, 4/25/23	377	396
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A2,
3.31%, 5/25/23	365	384
FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2,
3.06%, 7/25/23	500	516
FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class A2,
3.24%, 9/25/24	300	313
FHLMC Multifamily Structured Pass Through Certificates, Series K502, Class A2,
1.43%, 8/25/17	280	281

FIXED INCOME INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.6%(7) continued
Freddie Mac - 3.1% continued
FHLMC Multifamily Structured Pass Through Certificates, Series K701, Class A2,
3.88%, 11/25/17	$200	$213
FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class A2,
3.15%, 2/25/18	225	236
FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A1,
1.87%, 1/25/18	24	25
FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2,
2.70%, 5/25/18	150	155
FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2,
2.41%, 8/25/18	225	230
FHLMC Multifamily Structured Pass Through Certificates, Series K705, Class A2,
2.30%, 9/25/18	445	454
FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2,
2.13%, 1/25/19	400	405
FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2,
1.88%, 5/25/19	300	300
FHLMC Multifamily Structured Pass Through Certificates, Series K712, Class A2,
1.87%, 11/25/19	500	497
FHLMC Multifamily Structured Pass Through Certificates, Series K716, Class A2,
3.13%, 6/25/21	250	261
Pool #1B2934,
2.32%, 3/1/36	286	301
Pool #1B7328,
2.81%, 4/1/37	44	47
Pool #1B7359,
4.05%, 5/1/37	24	24
Pool #1G0911,
2.28%, 4/1/36	184	198
Pool #1G1763,
2.39%, 11/1/35	24	26
Pool #1G2620,
2.28%, 11/1/36	8	8
Pool #1G3611,
1.93%, 4/1/37	24	25
Pool #1H2569,
2.48%, 9/1/35	369	395
Pool #1H2605,
2.38%, 4/1/36	109	116
Pool #1J0365,
2.42%, 4/1/37	108	116
Pool #1L1480,
2.08%, 12/1/33	64	67
Pool #1N0243,
2.62%, 8/1/36	15	16
Pool #2B1466,
2.00%, 7/1/43	170	170
Pool #847755,
2.26%, 5/1/37	56	59
Pool #848626,
3.35%, 6/1/41	165	175
Pool #848639,
3.23%, 9/1/41	197	206
Pool TBA,
2.00%, 1/15/29(8)	1,900	1,895
2.50%, 1/15/29(8)	3,057	3,109
3.00%, 1/15/29(8)	5,389	5,593
3.00%, 1/15/44(8)	5,968	6,029
3.50%, 1/15/44(8)	12,837	13,347
4.00%, 1/15/44(8)	4,600	4,903

		79,640

Freddie Mac Gold - 6.3%
Pool #A16753,
5.00%, 11/1/33	99	110
Pool #A17665,
5.00%, 1/1/34	136	150
Pool #A27950,
5.50%, 11/1/34	555	625
Pool #A31136,
5.50%, 1/1/35	282	316
Pool #A39306,
5.50%, 11/1/35	485	543
Pool #A46224,
5.00%, 7/1/35	64	71

NORTHERN FUNDS QUARTERLY REPORT    53    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.6%(7) continued
Freddie Mac Gold - 6.3% continued
Pool #A48104,
5.00%, 1/1/36	$117	$130
Pool #A51296,
6.00%, 8/1/36	52	59
Pool #A54897,
6.50%, 8/1/36	100	113
Pool #A56110,
5.50%, 12/1/36	264	294
Pool #A57604,
5.00%, 3/1/37	443	489
Pool #A58718,
5.50%, 3/1/37	37	41
Pool #A59081,
5.50%, 4/1/37	447	500
Pool #A60942,
5.00%, 5/1/37	135	148
Pool #A61560,
5.50%, 10/1/36	712	797
Pool #A61573,
5.00%, 9/1/34	1,283	1,427
Pool #A61597,
5.50%, 12/1/35	84	94
Pool #A64474,
5.50%, 9/1/37	40	44
Pool #A67116,
7.00%, 10/1/37	32	38
Pool #A68761,
5.50%, 9/1/37	141	157
Pool #A69169,
4.50%, 12/1/37	172	186
Pool #A69303,
6.00%, 11/1/37	71	80
Pool #A73778,
5.00%, 2/1/38	198	218
Pool #A74134,
7.00%, 2/1/38	59	67
Pool #A78507,
5.00%, 6/1/38	869	970
Pool #A81606,
6.00%, 9/1/38	45	51
Pool #A81856,
7.00%, 9/1/38	9	9
Pool #A83008,
5.50%, 11/1/38	826	928
Pool #A84432,
4.50%, 2/1/39	136	148
Pool #A88476,
4.50%, 9/1/39	2,965	3,255
Pool #A88566,
5.00%, 9/1/39	1,512	1,688
Pool #A89346,
4.50%, 10/1/39	1,814	1,966
Pool #A90749,
4.50%, 1/1/40	1,371	1,505
Pool #A91541,
5.00%, 3/1/40	452	505
Pool #A91626,
4.50%, 3/1/40	881	973
Pool #A91942,
4.50%, 4/1/40	631	692
Pool #A94672,
4.50%, 10/1/40	942	1,025
Pool #A96296,
4.00%, 1/1/41	991	1,064
Pool #A96310,
4.00%, 1/1/41	691	741
Pool #A96995,
4.00%, 2/1/41	1,734	1,851
Pool #A97443,
4.50%, 3/1/41	816	885
Pool #B10630,
4.50%, 11/1/18	185	195
Pool #B17658,
4.50%, 1/1/20	6	6
Pool #B18502,
5.50%, 6/1/20	15	16
Pool #B18931,
4.50%, 3/1/20	19	20
Pool #C03457,
4.50%, 2/1/40	600	651
Pool #C03812,
3.50%, 4/1/42	1,099	1,156
Pool #C03821,
3.50%, 4/1/42	2,580	2,688
Pool #C04268,
3.00%, 10/1/42	3,900	3,948
Pool #C09004,
3.50%, 7/1/42	740	771

FIXED INCOME INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.6%(7) continued
Freddie Mac Gold - 6.3%continued
Pool #C09042,
3.50%, 5/1/43	$980	$1,020
Pool #C09063,
4.00%, 9/1/44	988	1,054
Pool #C09066,
3.50%, 10/1/44	1,292	1,345
Pool #C91009,
5.00%, 11/1/26	32	35
Pool #C91247,
5.00%, 4/1/29	240	265
Pool #C91354,
4.00%, 1/1/31	924	995
Pool #C91370,
4.50%, 5/1/31	543	592
Pool #C91388,
3.50%, 2/1/32	520	547
Pool #C91402,
4.00%, 10/1/31	827	891
Pool #C91408,
3.50%, 11/1/31	535	563
Pool #C91485,
3.50%, 8/1/32	783	824
Pool #D97197,
5.00%, 2/1/27	10	11
Pool #D97564,
5.00%, 1/1/28	193	212
Pool #D98301,
4.50%, 7/1/29	132	144
Pool #D99094,
3.00%, 3/1/32	515	531
Pool #E03033,
3.00%, 2/1/27	1,184	1,232
Pool #E04044,
3.50%, 8/1/27	1,837	1,943
Pool #E04072,
2.50%, 8/1/27	500	510
Pool #E99030,
4.50%, 9/1/18	185	194
Pool #G01907,
4.50%, 8/1/34	75	82
Pool #G01974,
5.00%, 12/1/35	722	799
Pool #G02064,
5.00%, 2/1/36	330	364
Pool #G02069,
5.50%, 3/1/36	56	63
Pool #G02386,
6.00%, 11/1/36	593	675
Pool #G02391,
6.00%, 11/1/36	17	20
Pool #G02540,
5.00%, 11/1/34	130	145
Pool #G02649,
6.00%, 1/1/37	20	23
Pool #G02702,
6.50%, 1/1/37	71	80
Pool #G02789,
6.00%, 4/1/37	1,863	2,113
Pool #G02911,
6.00%, 4/1/37	43	49
Pool #G02973,
6.00%, 6/1/37	70	80
Pool #G03121,
5.00%, 6/1/36	277	306
Pool #G03134,
5.50%, 8/1/36	117	131
Pool #G03176,
5.00%, 8/1/37	102	112
Pool #G03218,
6.00%, 9/1/37	72	81
Pool #G03351,
6.00%, 9/1/37	152	173
Pool #G03513,
6.00%, 11/1/37	174	196
Pool #G03600,
7.00%, 11/1/37	70	78
Pool #G03737,
6.50%, 11/1/37	1,175	1,335
Pool #G03992,
6.00%, 3/1/38	171	194
Pool #G04287,
5.00%, 5/1/38	326	359
Pool #G04459,
5.50%, 6/1/38	266	297
Pool #G04611,
6.00%, 7/1/38	497	563
Pool #G04650,
6.50%, 9/1/38	358	406

NORTHERN FUNDS QUARTERLY REPORT    55    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.6%(7) continued
Freddie Mac Gold - 6.3% continued
Pool #G04817,
5.00%, 9/1/38	$179	$197
Pool #G05082,
5.00%, 3/1/38	407	450
Pool #G05167,
4.50%, 2/1/39	472	511
Pool #G05457,
4.50%, 5/1/39	2,350	2,578
Pool #G05725,
4.50%, 11/1/39	820	906
Pool #G05733,
5.00%, 11/1/39	720	804
Pool #G05870,
4.50%, 4/1/40	955	1,048
Pool #G05876,
4.50%, 4/1/40	2,430	2,691
Pool #G05971,
5.50%, 8/1/40	2,432	2,727
Pool #G06020,
5.50%, 12/1/39	2,085	2,332
Pool #G06767,
5.00%, 10/1/41	1,497	1,660
Pool #G06947,
6.00%, 5/1/40	547	620
Pool #G07030,
4.00%, 6/1/42	4,097	4,410
Pool #G07098,
3.50%, 7/1/42	1,477	1,538
Pool #G07152,
4.00%, 6/1/42	3,500	3,735
Pool #G07171,
4.00%, 8/1/42	1,747	1,871
Pool #G07445,
2.50%, 7/1/43	927	905
Pool #G07787,
4.00%, 8/1/44	5,750	6,174
Pool #G08189,
7.00%, 3/1/37	38	46
Pool #G08192,
5.50%, 4/1/37	124	139
Pool #G08341,
5.00%, 4/1/39	2,320	2,558
Pool #G08477,
3.50%, 2/1/42	1,363	1,420
Pool #G08537,
3.00%, 7/1/43	3,500	3,540
Pool #G08554,
3.50%, 10/1/43	1,937	2,016
Pool #G11776,
4.50%, 9/1/20	41	43
Pool #G12571,
4.00%, 1/1/22	137	146
Pool #G12673,
5.00%, 9/1/21	100	106
Pool #G12837,
4.50%, 4/1/22	140	149
Pool #G12868,
5.00%, 11/1/22	189	205
Pool #G12869,
5.00%, 9/1/22	164	176
Pool #G13136,
4.50%, 5/1/23	201	216
Pool #G13151,
6.00%, 3/1/23	184	202
Pool #G13201,
4.50%, 7/1/23	109	118
Pool #G13433,
5.50%, 1/1/24	147	162
Pool #G14168,
5.50%, 12/1/24	263	285
Pool #G14239,
4.00%, 9/1/26	3,322	3,556
Pool #G14554,
4.50%, 7/1/26	422	449
Pool #G14891,
3.00%, 10/1/28	764	796
Pool #G15089,
2.50%, 11/1/28	1,276	1,301
Pool #G15134,
3.00%, 5/1/29	490	510
Pool #G18220,
6.00%, 11/1/22	20	22
Pool #G18438,
2.50%, 6/1/27	664	677
Pool #G18442,
3.50%, 8/1/27	1,242	1,313
Pool #G30327,
4.50%, 1/1/27	34	36

FIXED INCOME INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.6%(7) continued
Freddie Mac Gold - 6.3% continued
Pool #J00991,
4.00%, 1/1/21	$51	$54
Pool #J02541,
4.00%, 9/1/20	38	41
Pool #J03041,
6.00%, 7/1/21	54	58
Pool #J03736,
5.50%, 11/1/21	69	75
Pool #J05307,
4.50%, 8/1/22	18	19
Pool #J06175,
5.00%, 5/1/21	26	28
Pool #J06465,
6.00%, 11/1/22	17	18
Pool #J06476,
5.50%, 11/1/22	47	52
Pool #J08098,
5.50%, 6/1/23	45	48
Pool #J08202,
5.00%, 7/1/23	54	58
Pool #J08454,
5.00%, 8/1/23	108	116
Pool #J08913,
5.50%, 10/1/23	50	54
Pool #J09148,
5.00%, 12/1/23	63	67
Pool #J09305,
5.00%, 2/1/24	159	172
Pool #J09463,
5.00%, 3/1/24	70	73
Pool #J11136,
4.00%, 11/1/24	107	114
Pool #J12098,
4.50%, 4/1/25	786	849
Pool #J14808,
3.50%, 3/1/26	1,302	1,381
Pool #J17055,
3.00%, 11/1/26	582	605
Pool #J17232,
3.00%, 11/1/26	644	670
Pool #J17932,
3.00%, 3/1/27	1,107	1,152
Pool #J20834,
2.50%, 10/1/27	1,161	1,184
Pool #J21601,
2.50%, 12/1/27	4,404	4,489
Pool #J22069,
2.50%, 1/1/28	270	276
Pool #J22986,
2.50%, 3/1/28	2,281	2,324
Pool #K90071,
3.00%, 2/1/33	1,796	1,854
Pool #K90641,
3.50%, 6/1/33	267	281
Pool #K90791,
3.00%, 7/1/33	717	740
Pool #K91490,
3.50%, 1/1/34	947	996
Pool #Q02211,
4.50%, 7/1/41	929	1,018
Pool #Q02605,
4.50%, 8/1/41	2,551	2,769
Pool #Q03085,
4.00%, 9/1/41	542	579
Pool #Q04649,
3.50%, 11/1/41	546	569
Pool #Q08894,
3.50%, 6/1/42	1,222	1,276
Pool #Q09009,
4.00%, 6/1/42	3,205	3,434
Pool #Q10389,
3.50%, 8/1/42	2,098	2,195
Pool #Q10438,
3.50%, 8/1/42	2,030	2,114
Pool #Q14324,
3.00%, 1/1/43	1,995	2,019
Pool #Q14676,
3.00%, 1/1/43	1,307	1,322
Pool #Q15843,
3.00%, 2/1/43	637	645
Pool #Q18339,
3.00%, 5/1/43	583	591
Pool #Q19697,
3.00%, 6/1/43	1,399	1,416
Pool #Q19909,
3.00%, 7/1/43	1,210	1,225
Pool #Q20550,
3.00%, 8/1/43	1,880	1,902

NORTHERN FUNDS QUARTERLY REPORT    57    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.6%(7) continued
Freddie Mac Gold - 6.3% continued
Pool #Q21320,
3.50%, 8/1/43	$1,005	$1,046
Pool #Q24954,
4.00%, 2/1/44	1,435	1,541
Pool #Q27353,
4.00%, 7/1/44	4,197	4,498
Pool #V80003,
3.00%, 4/1/43	2,663	2,699
Pool #V80004,
3.00%, 4/1/43	740	749
Pool #V80058,
3.00%, 5/1/43	1,208	1,224

		164,059

Government National Mortgage Association - 2.3%
Pool TBA,
3.00%, 1/15/44(8)	8,425	8,615
3.00%, 1/15/44(8)	3,000	3,068
3.50%, 1/15/44(8)	19,600	20,574
3.50%, 1/15/44(8)	3,500	3,674
4.00%, 1/15/44(8)	5,514	5,912
4.50%, 1/15/44(8)	15,300	16,717

		58,560

Government National Mortgage Association I - 1.6%
Pool #510835,
5.50%, 2/15/35	66	75
Pool #597889,
5.50%, 6/15/33	233	262
Pool #614169,
5.00%, 7/15/33	106	118
Pool #616879,
3.50%, 2/15/42	913	965
Pool #617739,
6.00%, 10/15/37	31	35
Pool #634431,
6.00%, 9/15/34	32	36
Pool #641416,
5.50%, 4/15/35	209	233
Pool #646341,
6.00%, 11/15/36	85	98
Pool #648538,
5.00%, 12/15/35	215	238
Pool #651753,
5.50%, 3/15/36	37	41
Pool #658560,
6.50%, 8/15/36	130	148
Pool #670114,
6.50%, 7/15/37	58	66
Pool #675211,
6.50%, 3/15/38	47	53
Pool #675484,
5.50%, 6/15/38	190	212
Pool #676360,
6.50%, 10/15/37	30	35
Pool #682899,
6.00%, 9/15/40	455	516
Pool #687824,
5.50%, 8/15/38	274	306
Pool #687900,
5.00%, 9/15/38	212	233
Pool #687901,
5.00%, 9/15/38	221	244
Pool #688461,
6.00%, 5/15/38	253	286
Pool #692309,
6.00%, 1/15/39	139	157
Pool #697645,
5.50%, 10/15/38	101	113
Pool #698236,
5.00%, 6/15/39	822	909
Pool #698336,
4.50%, 5/15/39	983	1,074
Pool #699277,
6.00%, 9/15/38	74	84
Pool #700918,
5.50%, 11/15/38	378	422
Pool #700972,
5.50%, 11/15/38	103	115
Pool #701196,
6.00%, 10/15/38	102	115
Pool #703677,
5.50%, 6/15/39	275	307
Pool #704185,
5.50%, 1/15/39	104	116
Pool #717175,
4.50%, 6/15/39	1,030	1,138
Pool #719262,
5.00%, 8/15/40	389	432

FIXED INCOME INDEX FUNDS    58     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.6%(7) continued
Government National Mortgage Association I - 1.6% continued
Pool #720202,
4.50%, 7/15/39	$673	$743
Pool #723231,
4.00%, 10/15/39	519	557
Pool #723339,
5.00%, 9/15/39	400	444
Pool #726085,
4.00%, 11/15/24	347	369
Pool #728629,
4.50%, 1/15/40	1,486	1,642
Pool #733663,
4.50%, 5/15/40	2,863	3,137
Pool #737286,
4.50%, 5/15/40	1,095	1,210
Pool #737416,
3.50%, 9/15/25	277	295
Pool #738134,
3.50%, 4/15/26	493	525
Pool #738247,
4.50%, 4/15/41	571	624
Pool #745215,
4.00%, 7/15/25	287	305
Pool #747643,
4.50%, 8/15/40	2,312	2,534
Pool #760874,
3.50%, 2/15/26	393	419
Pool #768800,
4.50%, 6/15/41	305	333
Pool #773939,
4.00%, 11/15/41	1,218	1,326
Pool #778957,
3.50%, 3/15/42	1,154	1,223
Pool #781939,
6.00%, 7/15/34	486	562
Pool #782131,
5.50%, 12/15/36	134	150
Pool #782150,
5.50%, 4/15/37	149	167
Pool #782259,
5.00%, 2/15/36	259	287
Pool #782272,
5.50%, 2/15/38	296	330
Pool #782498,
6.00%, 12/15/38	149	169
Pool #782565,
5.00%, 2/15/39	3,082	3,411
Pool #782584,
5.00%, 3/15/39	270	297
Pool #782675,
4.50%, 6/15/24	231	253
Pool #782696,
5.00%, 6/15/39	708	790
Pool #782831,
6.00%, 12/15/39	97	109
Pool #783176,
4.00%, 11/15/40	1,503	1,616
Pool #783467,
4.00%, 10/15/41	4,976	5,343
Pool #AA6089,
3.00%, 2/15/43	707	727
Pool #AB2891,
3.00%, 9/15/42	530	543
Pool #AD8781,
3.00%, 3/15/43	620	637
Pool #AD9016,
3.00%, 4/15/43	872	893

		41,152

Government National Mortgage Association II - 3.8%
Pool #3570,
6.00%, 6/20/34	103	119
Pool #3665,
5.50%, 1/20/35	304	343
Pool #3852,
6.00%, 5/20/36	52	59
Pool #3879,
6.00%, 7/20/36	170	192
Pool #3910,
6.00%, 10/20/36	89	101
Pool #3994,
5.00%, 6/20/37	64	70
Pool #4018,
6.50%, 8/20/37	194	220
Pool #4026,
5.00%, 9/20/37	89	98
Pool #4027,
5.50%, 9/20/37	52	58
Pool #4040,
6.50%, 10/20/37	40	45

NORTHERN FUNDS QUARTERLY REPORT    59     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.6%(7) continued
Government National Mortgage Association II - 3.8% continued
Pool #4098,
5.50%, 3/20/38	$265	$299
Pool #4116,
6.50%, 4/20/38	90	102
Pool #4170,
6.00%, 6/20/38	209	236
Pool #4194,
5.50%, 7/20/38	526	588
Pool #4243,
5.00%, 9/20/38	147	162
Pool #4244,
5.50%, 9/20/38	142	159
Pool #4245,
6.00%, 9/20/38	84	95
Pool #4269,
6.50%, 10/20/38	101	115
Pool #4290,
5.50%, 11/20/38	100	113
Pool #4344,
6.00%, 1/20/39	174	196
Pool #4345,
6.50%, 1/20/39	115	130
Pool #4425,
5.50%, 4/20/39	292	331
Pool #4559,
5.00%, 10/20/39	772	862
Pool #4561,
6.00%, 10/20/39	349	398
Pool #4617,
4.50%, 1/20/40	213	235
Pool #4619,
5.50%, 1/20/40	694	786
Pool #4713,
4.50%, 6/20/40	652	716
Pool #4747,
5.00%, 7/20/40	574	641
Pool #4881,
3.50%, 12/20/40	1,990	2,094
Pool #4882,
4.00%, 12/20/40	4,853	5,222
Pool #4923,
4.50%, 1/20/41	479	526
Pool #5050,
4.00%, 5/20/26	438	466
Pool #5081,
4.00%, 6/20/41	850	913
Pool #5082,
4.50%, 6/20/41	892	978
Pool #5083,
5.00%, 6/20/41	3,488	3,892
Pool #5114,
4.00%, 7/20/41	3,379	3,631
Pool #5141,
5.00%, 8/20/41	478	533
Pool #5175,
4.50%, 9/20/41	458	502
Pool #5176,
5.00%, 9/20/41	2,236	2,493
Pool #5202,
3.50%, 10/20/41	1,158	1,218
Pool #5203,
4.00%, 10/20/41	778	835
Pool #5232,
3.50%, 11/20/41	654	688
Pool #5264,
5.50%, 12/20/41	60	68
Pool #5280,
4.00%, 1/20/42	854	917
Pool #5304,
3.50%, 2/20/42	810	852
Pool #5317,
5.50%, 2/20/42	406	453
Pool #5326,
3.00%, 3/20/27	1,140	1,200
Pool #5331,
3.50%, 3/20/42	1,322	1,390
Pool #654804,
6.00%, 5/20/36	189	215
Pool #737602,
4.00%, 11/20/40	684	743
Pool #752757,
4.50%, 11/20/40	1,010	1,124
Pool #755677,
4.00%, 12/20/40	642	694
Pool #766711,
4.00%, 5/20/42	2,519	2,772
Pool #782433,
6.00%, 10/20/38	313	358

FIXED INCOME INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.6%(7) continued
Government National Mortgage Association II - 3.8% continued
Pool #82579,
3.50%, 7/20/40	$383	$403
Pool #82737,
3.00%, 2/20/41	472	492
Pool #82960,
3.50%, 10/20/41	190	198
Pool #AA5970,
3.00%, 1/20/43	2,291	2,350
Pool #AA6054,
3.00%, 2/20/43	3,155	3,240
Pool #AA6149,
3.00%, 3/20/43	2,279	2,337
Pool #AA6160,
3.50%, 3/20/43	924	973
Pool #AA6243,
3.50%, 4/20/43	361	380
Pool #AB9443,
3.50%, 11/20/42	1,561	1,644
Pool #AD1755,
3.50%, 2/20/43	1,397	1,471
Pool #AD8825,
3.50%, 3/20/43	883	930
Pool #AF5097,
4.00%, 8/20/43	2,746	2,978
Pool #MA0022,
3.50%, 4/20/42	1,334	1,403
Pool #MA0088,
3.50%, 5/20/42	2,977	3,130
Pool #MA0220,
3.50%, 7/20/42	1,524	1,602
Pool #MA0318,
3.50%, 8/20/42	2,760	2,902
Pool #MA0321,
5.00%, 8/20/42	861	951
Pool #MA0391,
3.00%, 9/20/42	5,230	5,354
Pool #MA0392,
3.50%, 9/20/42	1,152	1,212
Pool #MA0933,
3.00%, 4/20/43	2,193	2,245
Pool #MA0934,
3.50%, 4/20/43	844	888
Pool #MA1011,
3.00%, 5/20/43	2,116	2,167
Pool #MA1064,
2.50%, 6/20/28	1,289	1,324
Pool #MA1089,
3.00%, 6/20/43	2,257	2,311
Pool #MA1224,
3.50%, 8/20/43	1,952	2,051
Pool #MA1242,
2.00%, 8/20/43	589	604
Pool #MA1285,
3.50%, 9/20/43	1,098	1,154
Pool #MA1839,
4.00%, 4/20/44	893	958
Pool #MA1851,
2.50%, 4/20/44	272	278
Pool #MA1920,
4.00%, 5/20/44	1,010	1,084
Pool #MA2224,
4.00%, 9/20/44	5,409	5,810
Pool #MA2304,
4.00%, 10/20/44	1,988	2,136

		99,206

Tennessee Valley Authority - 0.1%
5.50%, 7/18/17	600	667
5.25%, 9/15/39	1,650	2,101

		2,768

Total U.S. Government Agencies (Cost $827,270)		846,026

U.S. GOVERNMENT OBLIGATIONS - 34.7%
U.S. Treasury Bonds - 6.1%
8.75%, 8/15/20	450	618
8.00%, 11/15/21	1,125	1,565
7.13%, 2/15/23	2,000	2,765
6.25%, 8/15/23	11,550	15,379
7.63%, 2/15/25	165	247
6.00%, 2/15/26	11,750	16,104
6.13%, 11/15/27	9,000	12,802
6.25%, 5/15/30	6,000	8,964
5.38%, 2/15/31	4,000	5,575
4.50%, 2/15/36	475	634
4.75%, 2/15/37	6,240	8,608
5.00%, 5/15/37	2,235	3,188
4.38%, 2/15/38	3,890	5,090

NORTHERN FUNDS QUARTERLY REPORT    61    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 34.7% continued
U.S. Treasury Bonds - 6.1% continued
4.50%, 5/15/38	$1,700	$2,265
3.50%, 2/15/39	6,000	6,891
4.25%, 5/15/39	9,250	11,890
4.50%, 8/15/39	8,000	10,661
4.38%, 11/15/39	7,000	9,179
4.63%, 2/15/40	5,250	7,137
4.38%, 5/15/40	1,000	1,315
3.88%, 8/15/40	5,000	6,104
3.75%, 8/15/41	4,000	4,821
3.13%, 2/15/42	2,000	2,153
2.75%, 8/15/42	2,500	2,499
3.38%, 5/15/44	5,000	5,629
3.00%, 11/15/44	5,000	5,255

		157,338

U.S. Treasury Notes - 28.6%
0.25%, 12/15/15	25,000	25,002
2.13%, 12/31/15	5,000	5,091
2.13%, 2/29/16	5,000	5,102
0.38%, 3/15/16	25,000	25,002
5.13%, 5/15/16	3,000	3,192
3.25%, 6/30/16	10,000	10,408
0.63%, 7/15/16	10,000	10,020
1.50%, 7/31/16	5,000	5,077
1.00%, 8/31/16	10,000	10,075
1.00%, 9/30/16	25,000	25,184
1.00%, 10/31/16	5,000	5,036
4.63%, 11/15/16	2,600	2,793
0.50%, 11/30/16	15,000	14,962
0.88%, 11/30/16	30,000	30,131
0.88%, 1/31/17	20,000	20,058
4.63%, 2/15/17	500	541
1.00%, 3/31/17	12,000	12,051
3.13%, 4/30/17	7,000	7,373
4.50%, 5/15/17	1,850	2,009
0.63%, 5/31/17	15,000	14,914
0.88%, 6/15/17	15,000	14,992
0.88%, 7/15/17	10,000	9,988
4.75%, 8/15/17	2,400	2,635
0.63%, 8/31/17	5,000	4,952
1.00%, 9/15/17	30,000	30,016
0.63%, 9/30/17	7,000	6,925
4.25%, 11/15/17	2,950	3,217
0.75%, 12/31/17	10,000	9,895
0.88%, 1/31/18	10,000	9,920
3.50%, 2/15/18	6,250	6,698
0.75%, 2/28/18	5,000	4,931
3.88%, 5/15/18	3,300	3,588
1.38%, 6/30/18	2,600	2,605
1.38%, 7/31/18	10,000	10,010
4.00%, 8/15/18	10,290	11,284
1.50%, 8/31/18	6,500	6,531
3.75%, 11/15/18	2,300	2,506
1.50%, 12/31/18	10,000	10,013
2.75%, 2/15/19	18,000	18,937
1.38%, 2/28/19	4,000	3,978
1.50%, 2/28/19	5,000	5,003
1.63%, 4/30/19	10,000	10,034
1.63%, 6/30/19	10,000	10,025
0.88%, 7/31/19	2,000	1,938
1.63%, 7/31/19	10,000	10,016
3.63%, 8/15/19	18,000	19,637
1.75%, 9/30/19	60,000	60,352
3.38%, 11/15/19	16,000	17,334
3.63%, 2/15/20	5,000	5,482
1.13%, 4/30/20	4,000	3,881
3.50%, 5/15/20	5,000	5,455
1.38%, 5/31/20	15,000	14,721
2.63%, 8/15/20	3,000	3,133
2.63%, 11/15/20	3,000	3,131
3.63%, 2/15/21	12,000	13,219
2.13%, 6/30/21	1,740	1,761
2.13%, 8/15/21	36,000	36,425
1.63%, 8/15/22	19,000	18,480
2.75%, 11/15/23	5,000	5,264
2.75%, 2/15/24	10,000	10,523
2.50%, 5/15/24	10,000	10,302
2.38%, 8/15/24	31,000	31,574
2.25%, 11/15/24	35,000	35,235

		740,567

Total U.S. Government Obligations (Cost $864,826)		897,905

MUNICIPAL BONDS - 0.9%
Arizona - 0.0%
Phoenix Taxable G.O. Unlimited Bonds, Series A, Build America Bonds,
5.27%, 7/1/34	100	119

FIXED INCOME INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.9% continued
Arizona - 0.0% continued
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	$110	$131

		250

California - 0.3%
Bay Area Toll Authority Bridge Revenue Bonds, Series F-2, Build America Bonds,
6.26%, 4/1/49	425	600
Bay Area Toll Authority Bridge Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	223
Bay Area Toll Authority Bridge TRB, Series S3, Build America Bonds,
6.91%, 10/1/50	150	221
California State G.O. Unlimited Bonds, Build America Bonds,
7.70%, 11/1/30	135	170
7.30%, 10/1/39	920	1,350
7.60%, 11/1/40	400	633
California State Public Works Board Lease Revenue Bonds, Series G-2, Build America Bonds,
8.36%, 10/1/34	50	74
California State Taxable G.O. Unlimited Bonds, Build America Bonds,
7.63%, 3/1/40	405	622
California State Various Purpose Taxable G.O. Unlimited Bonds,
6.20%, 3/1/19	200	231
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	902
East Bay Municipal Utility District Water System Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	400
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	222
Los Angeles Department of Airports Direct Pay TRB, Build America Bonds,
6.58%, 5/15/39	250	328
Los Angeles Unified School District G.O. Unlimited Bonds, Build America Bonds,
6.76%, 7/1/34	290	404
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	425
Metropolitan Water District of Southern California TRB, Issuer Subseries A, Build America Bonds,
6.95%, 7/1/40	100	120
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,
6.14%, 5/1/49	100	136
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	111
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Build America Bonds,
6.00%, 11/1/40	300	390
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	192
University of California Revenue Bonds, Build America Bonds, Regents University,
6.27%, 5/15/31	200	228

		7,982

Colorado - 0.0%
Denver City & County G.O. Unlimited Bonds, Build America Bonds,
5.65%, 8/1/30	250	285
Denver City & County School District No. 1 Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (State Aid Withholding),
5.66%, 12/1/33	50	61

		346

Connecticut - 0.0%
Connecticut State G.O. Unlimited Bonds, Build America Bonds,
5.63%, 12/1/29	165	197
Connecticut State G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	377

		574

NORTHERN FUNDS QUARTERLY REPORT    63    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.9% continued
District of Columbia - 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	$30	$37

Florida - 0.0%
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
2.11%, 7/1/18	500	504

Georgia - 0.0%
Municipal Electric Authority of Georgia Plant Vogtle Units TRB, Build America Bonds,
6.64%, 4/1/57	70	94
6.66%, 4/1/57	100	131
7.06%, 4/1/57	300	365

		590

Illinois - 0.1%
Chicago Board of Education G.O. Unlimited Bonds, Qualified School Construction Bonds,
6.32%, 11/1/29	160	170
Chicago Taxable G.O. Unlimited Bonds, Project C1,
7.78%, 1/1/35	100	120
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding TRB, Series A,
6.90%, 12/1/40	300	378
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	166
Illinois State Taxable G.O. Unlimited Bonds, Build America Bonds,
6.63%, 2/1/35	750	839
Illinois State Taxable G.O. Unlimited Bonds,
5.67%, 3/1/18	300	330
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	705	703

		2,706

Massachusetts - 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	277
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	129

		406

Mississippi - 0.0%
Mississippi State Taxable G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	120

Nevada - 0.0%
Clark County Airport Revenue Bonds, Series B, Build America Bonds,
6.88%, 7/1/42	355	411
Clark County Airport System TRB, Series C, Build America Bonds,
6.82%, 7/1/45	200	293

		704

New Jersey - 0.1%
New Jersey State EDA Lease Revenue Bonds, Series A (NATL-RE Insured),
7.43%, 2/15/29	100	127
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	261
New Jersey State Transportation Trust Fund Authority TRB, Series C, Build America Bonds,
6.10%, 12/15/28	300	335
New Jersey State Turnpike Authority TRB, Series A, Build America Bonds,
7.10%, 1/1/41	425	621
New Jersey State Turnpike Authority TRB, Series F, Build America Bonds,
7.41%, 1/1/40	125	188
Rutgers State University TRB, Series H, Build America Bonds (G.O. of University Insured),
5.67%, 5/1/40	145	184

		1,716

New York - 0.2%
Metropolitan Transportation Authority Dedicated Fund TRB, Build America Bonds,
7.34%, 11/15/39	75	115

FIXED INCOME INDEX FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.9% continued
New York - 0.2% continued
Metropolitan Transportation Authority TRB, Build America Bonds,
6.69%, 11/15/40	$100	$138
Metropolitan Transportation Authority TRB, Series E, Build America Bonds,
6.81%, 11/15/40	60	84
New York City G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	123
New York City G.O. Unlimited Bonds, Series H-1, Build America Bonds,
5.85%, 6/1/40	85	109
New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	262
5.72%, 6/15/42	250	333
New York City Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds,
6.65%, 12/1/31	225	270
New York City Transitional Finance Authority TRB, Build America Bonds, Future Tax Secured,
5.77%, 8/1/36	300	376
New York State Dormitory Authority Personal Income TRB, Build America Bonds,
5.60%, 3/15/40	250	317
New York State Dormitory Authority Personal Income TRB, Series F, Build America Bonds,
5.63%, 3/15/39	75	94
New York State Urban Development Corp. TRB, Build America Bonds,
5.77%, 3/15/39	100	123
Port Authority of New York & New Jersey Consolidated 160th TRB (G.O. of Authority Insured),
5.65%, 11/1/40	200	247
Port Authority of New York & New Jersey Consolidated 164th TRB (G.O. of Authority Insured),
5.65%, 11/1/40	350	432
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds (G.O. of Authority Insured),
4.93%, 10/1/51	250	285

		3,308

Ohio - 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Issuer Subseries B, Build America Bonds,
6.45%, 2/15/44	200	264
American Municipal Power-Ohio, Inc. TRB, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	489
North East Regional Sewer District Improvement TRB, Build America Bonds,
6.04%, 11/15/40	145	169
Ohio State University TRB, Series A,
4.80%, 6/1/11(1)	200	218
Ohio State University TRB, Series C, Build America Bonds,
4.91%, 6/1/40	190	232
Ohio State Water Quality Development Authority Pollution Control TRB, Series B-2, Loan Fund,
4.88%, 12/1/34	90	101

		1,473

Oregon - 0.0%
Oregon State Department of Transportation Highway User TRB, Series A, Sub Lien, Build America Bonds,
5.83%, 11/15/34	200	259

Pennsylvania - 0.0%
State Public School Building Authority TRB, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	217

Tennessee - 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate TRB, Series B, Build America Bonds,
6.73%, 7/1/43	100	134

Texas - 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	220
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF Gtd.),
6.45%, 2/15/35	200	241

NORTHERN FUNDS QUARTERLY REPORT    65    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.9% continued
Texas - 0.1% continued
Houston Taxable G.O. Limited Refunding Pension Obligation Bonds, Series A,
6.29%, 3/1/32	$295	$371
North Texas Tollway Authority TRB, Series B, Build America Bonds,
6.72%, 1/1/49	125	182
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	267
Texas State Transportation Commission Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	263
Texas State Transportation Commission TRB, Series B, First Tier,
5.18%, 4/1/30	300	360
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	119
University of Texas Revenue Bonds, Series D, Build America Bonds,
5.13%, 8/15/42	190	233

		2,256

Utah - 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	100

Washington - 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	101
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	100	126
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	122

		349

Total Municipal Bonds (Cost $19,307)		24,031

	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0%(9)
Escrow Lehman Brothers Holdings Capital Trust VII(10)	50,000	$—

Total Other (Cost $39)		—

INVESTMENT COMPANIES - 6.4%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(11) (12)	165,893,342	165,893

Total Investment Companies (Cost $165,893)		165,893

Total Investments - 104.7% (Cost $2,620,272)		2,713,885

Liabilities less Other Assets - (4.7)%		(122,707)

NET ASSETS - 100.0%		$2,591,178

(1)	Century bond maturing in 2111.
(2)	Century bond maturing in 2114.
(3)	Century bond maturing in 2112.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(5)	Restricted security that has been deemed illiquid. At December 31, 2014, the value of these restricted illiquid securities amounted to approximately $2,876,000 or 0.1% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Berkshire Hathaway Energy Co.,
2.40%, 2/1/20	12/1/14	$150
Enable Midstream Partners L.P.,
2.40%, 5/15/19	10/17/14	250
Enable Midstream Partners L.P.,
3.90%, 5/15/24	7/10/14	201
Medtronic, Inc.,
1.50%, 3/15/18	12/1/14	279
Medtronic, Inc.,
3.50%, 3/15/25	12/1/14	743
Medtronic, Inc.,
4.38%, 3/15/35	12/1/14	793
Nabors Industries, Inc.,
2.35%, 9/15/16	9/4/13	35

FIXED INCOME INDEX FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Verizon Communications, Inc.,
2.63%, 2/21/20	11/19/14	$363

(6)	Zero coupon bond reflects effective yield on the date of purchase.
(7)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(8)	When-Issued Security.
(9)	Security listed as “escrow” is considered to be worthless.
(10)	Issuer has defaulted on terms of debt obligation.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $81,754,000 with net purchases of approximately $84,139,000 during the nine months ended December 31, 2014.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At December 31, 2014, the quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Agency	23.9%
U.S. Treasury	40.4
AAA	4.0
AA	3.7
A	11.5
BBB	10.4
Cash Equivalents	6.1

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$51,988	(1)	$—	$51,988
Corporate Bonds	—	501,985	(1)	—	501,985
Foreign Issuer Bonds	—	226,057	(1)	—	226,057
U.S. Government Agencies	—	846,026	(1)	—	846,026
U.S. Government Obligations	—	897,905	(1)	—	897,905
Municipal Bonds	—	24,031	(1)	—	24,031
Investment Companies	165,893	—		—	165,893

Total Investments	$165,893	$2,547,992		$—	$2,713,885

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,620,378

Gross tax appreciation of investments	$101,469
Gross tax depreciation of investments	(7,962)

Net tax appreciation of investments	$93,507

NORTHERN FUNDS QUARTERLY REPORT    67    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued	DECEMBER 31, 2014 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CMBS - Commercial Mortgage-Backed Securities

EDA - Economic Development Authority

G.O. - General Obligation

Gtd. - Guaranteed

NATL-RE - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

TRB - Tax Revenue Bonds

FIXED INCOME INDEX FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 97.2%
U.S. Treasury Bonds - 13.5%
6.88%, 8/15/25	$100	$144
6.00%, 2/15/26	125	171
6.50%, 11/15/26	75	108
6.38%, 8/15/27	115	166
6.13%, 11/15/27	200	285
5.50%, 8/15/28	150	205
5.25%, 11/15/28	175	235
6.25%, 5/15/30	175	261
5.38%, 2/15/31	200	279
4.50%, 2/15/36	275	367
4.75%, 2/15/37	125	172
4.38%, 2/15/38	150	196
4.50%, 5/15/38	95	127
3.50%, 2/15/39	160	184
4.25%, 5/15/39	200	257
4.50%, 8/15/39	225	300
4.38%, 11/15/39	260	341
4.63%, 2/15/40	175	238
4.38%, 5/15/40	365	480
3.88%, 8/15/40	250	305
4.25%, 11/15/40	325	421
4.75%, 2/15/41	140	196
4.38%, 5/15/41	190	252
3.75%, 8/15/41	320	386
3.13%, 11/15/41	275	297
3.13%, 2/15/42	150	161
3.00%, 5/15/42	295	310
2.75%, 8/15/42	320	320
2.75%, 11/15/42	465	465
3.13%, 2/15/43	205	220
2.88%, 5/15/43	625	639
3.63%, 8/15/43	525	617
3.75%, 11/15/43	600	721
3.63%, 2/15/44	500	588
3.38%, 5/15/44	650	732
3.13%, 8/15/44	625	673
3.00%, 11/15/44	500	525

		12,344

U.S. Treasury Notes - 83.7%
0.38%, 1/15/16	550	550
0.38%, 1/31/16	700	700
0.38%, 2/15/16	750	750
0.25%, 2/29/16	650	649
2.13%, 2/29/16	500	510
0.38%, 3/15/16	500	500
0.38%, 3/31/16	600	600
2.25%, 3/31/16	650	665
0.25%, 4/15/16	550	549
0.25%, 5/15/16	700	699
0.38%, 5/31/16	850	850
1.75%, 5/31/16	300	305
0.50%, 6/15/16	500	500
0.50%, 6/30/16	1,000	1,000
0.63%, 7/15/16	1,000	1,002
0.50%, 7/31/16	500	500
1.50%, 7/31/16	650	660
0.63%, 8/15/16	250	250
4.88%, 8/15/16	400	428
0.50%, 8/31/16	500	500
1.00%, 8/31/16	250	252
3.00%, 8/31/16	300	312
0.88%, 9/15/16	500	503
0.50%, 9/30/16	750	749
1.00%, 9/30/16	325	327
3.00%, 9/30/16	700	729
0.63%, 10/15/16	750	750
0.38%, 10/31/16	500	498
1.00%, 10/31/16	250	252
3.13%, 10/31/16	200	209
0.63%, 11/15/16	500	500
0.50%, 11/30/16	500	499
0.88%, 11/30/16	600	603
2.75%, 11/30/16	500	520
0.63%, 12/15/16	500	500
0.63%, 12/31/16	250	250
0.88%, 12/31/16	600	602
3.25%, 12/31/16	500	525
0.75%, 1/15/17	700	701
0.88%, 1/31/17	250	251
3.13%, 1/31/17	550	577
0.63%, 2/15/17	500	499
0.88%, 2/28/17	750	752
3.00%, 2/28/17	250	262
0.75%, 3/15/17	400	400
3.25%, 3/31/17	500	527
0.88%, 4/30/17	1,000	1,001

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 97.2% continued
U.S. Treasury Notes - 83.7% continued
0.88%, 5/15/17	$750	$750
0.63%, 5/31/17	250	249
2.75%, 5/31/17	450	471
0.88%, 6/15/17	500	500
0.75%, 6/30/17	500	498
2.50%, 6/30/17	300	312
0.88%, 7/15/17	350	350
0.50%, 7/31/17	250	247
2.38%, 7/31/17	500	518
0.88%, 8/15/17	500	499
0.63%, 8/31/17	750	743
1.88%, 8/31/17	800	818
0.63%, 9/30/17	350	346
1.88%, 9/30/17	500	512
0.88%, 10/15/17	350	349
0.75%, 10/31/17	600	595
1.88%, 10/31/17	500	512
0.63%, 11/30/17	1,400	1,382
0.75%, 12/31/17	1,000	989
0.88%, 1/31/18	1,450	1,438
3.50%, 2/15/18	650	697
0.75%, 2/28/18	950	937
0.75%, 3/31/18	850	837
2.88%, 3/31/18	250	263
0.63%, 4/30/18	250	245
2.63%, 4/30/18	400	418
3.88%, 5/15/18	200	217
1.00%, 5/31/18	1,000	990
1.38%, 6/30/18	1,500	1,503
1.38%, 7/31/18	1,250	1,251
4.00%, 8/15/18	500	548
1.50%, 8/31/18	1,100	1,105
1.38%, 9/30/18	750	749
1.25%, 10/31/18	750	745
3.75%, 11/15/18	300	327
1.25%, 11/30/18	250	248
1.38%, 11/30/18	250	250
1.50%, 12/31/18	750	751
1.50%, 1/31/19	750	750
2.75%, 2/15/19	650	684
1.38%, 2/28/19	500	497
1.13%, 5/31/19	400	393
0.88%, 7/31/19	500	485
1.00%, 8/31/19	175	170
1.63%, 8/31/19	250	250
1.00%, 9/30/19	125	122
1.25%, 10/31/19	250	246
1.50%, 10/31/19	390	388
3.38%, 11/15/19	300	325
1.00%, 11/30/19	160	155
1.13%, 12/31/19	260	254
1.38%, 1/31/20	350	345
1.25%, 2/29/20	350	343
1.13%, 3/31/20	250	243
1.13%, 4/30/20	500	485
3.50%, 5/15/20	550	600
1.38%, 5/31/20	500	491
1.88%, 6/30/20	350	352
2.00%, 7/31/20	200	203
2.63%, 8/15/20	750	783
2.00%, 9/30/20	400	404
1.75%, 10/31/20	600	597
2.63%, 11/15/20	625	652
2.00%, 11/30/20	500	504
2.38%, 12/31/20	400	412
2.13%, 1/31/21	450	457
3.63%, 2/15/21	500	551
2.00%, 2/28/21	525	529
2.25%, 3/31/21	250	255
2.25%, 4/30/21	200	204
3.13%, 5/15/21	725	778
2.00%, 5/31/21	350	352
2.13%, 6/30/21	500	506
2.25%, 7/31/21	475	484
2.13%, 8/15/21	500	506
2.00%, 8/31/21	500	502
2.13%, 9/30/21	200	202
2.00%, 10/31/21	400	401
2.00%, 11/15/21	525	527
1.88%, 11/30/21	550	547
2.13%, 12/31/21	475	480
2.00%, 2/15/22	425	426
1.75%, 5/15/22	575	565
1.63%, 8/15/22	500	486
1.63%, 11/15/22	400	388
2.00%, 2/15/23	675	673
1.75%, 5/15/23	525	511
2.50%, 8/15/23	850	877

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 97.2% continued
U.S. Treasury Notes - 83.7% continued
2.75%, 11/15/23	$750	$790
2.75%, 2/15/24	800	842
2.50%, 5/15/24	1,000	1,030
2.38%, 8/15/24	875	891
2.25%, 11/15/24	700	705

		76,474

Total U.S. Government Obligations (Cost $86,735)		88,818

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.2%
Northern Institutional Funds - U.S. Government Portfolio, 0.01%(1) (2)	2,890,909	$2,891

Total Investment Companies (Cost $2,891)		2,891

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.5%
U.S. Treasury Bill,
0.09%, 4/2/15(3)	$500	$500

Total Short-Term Investments (Cost $500)		500

Total Investments - 100.9% (Cost $90,126)		92,209

Liabilities less Other Assets - (0.9)%		(863)

NET ASSETS - 100.0%		$91,346

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2014, the value of the Fund’s investment in the U.S. Government Portfolio of Northern Institutional Funds was approximately $2,205,000 with net purchases of approximately $686,000 during the nine months ended December 31, 2014.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

The Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities.

At December 31, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
5-Year U.S. Treasury Note	28	$3,330	Long	3/15	$(6)

At December 31, 2014, the quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	96.9%
Cash Equivalents	3.1

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued	DECEMBER 31, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations	$—	$88,818	(1)	$—	$88,818
Investment Companies	2,891	—		—	2,891
Short-Term Investments	—	500		—	500

Total Investments	$2,891	$89,318		$—	$92,209

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(6)	$—		$—	$(6)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$90,170

Gross tax appreciation of investments	$2,257
Gross tax depreciation of investments	(218)

Net tax appreciation of investments	$2,039

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.8%
Arizona - 99.8%
Arizona Board of Regents University System Revenue Bonds, Series A,
5.00%, 6/1/21	$500	$573
Arizona Board of Regents University System Revenue Refunding Bonds,
5.00%, 6/1/27	500	603
Arizona State School Facilities Board COPS,
5.25%, 9/1/23	2,000	2,287
Arizona State Transportation Board Highway Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/18	1,000	1,139
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/28(1)	1,200	1,459
5.00%, 7/1/31(1)	2,500	3,005
Arizona State University System Revenue Refunding Bonds (AMBAC Insured),
5.00%, 7/1/27	1,450	1,483
Bullhead City Municipal Property Corp. Excise TRB (NATL-RE Insured), Prerefunded,
5.00%, 7/1/15	1,000	1,024
Chandler G.O. Limited Refunding Bonds,
3.50%, 7/1/28	665	693
Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (Assured Guaranty Insured),
5.00%, 7/1/22	1,345	1,532
Gila County Unified School District No. 10 Payson G.O. Limited Refunding Bonds,
5.00%, 7/1/23	825	996
5.00%, 7/1/24	850	1,038
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
5.50%, 7/1/28	1,000	1,152
Glendale Water & Sewer Revenue Bonds, Sub Lien (AGM Insured),
5.00%, 7/1/25	2,000	2,219
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds,
6.00%, 7/1/31	1,000	1,139
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, Series A (NATL-RE Insured),
5.00%, 7/1/22	1,000	1,102
Goodyear Water & Sewer Revenue Bonds, Sub Lien Obligations (AGM Insured),
5.25%, 7/1/31	1,000	1,125
Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail,
5.00%, 8/1/28	2,000	2,127
5.25%, 8/1/31	1,005	1,083
Marana Municipal Property Corp. Facilities Revenue Bonds, Series A,
5.25%, 7/1/23	1,970	2,226
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project of 2006,
4.50%, 7/1/21	1,190	1,311
Maricopa County Elementary School District No. 28 Kyrene G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,
1.00%, 7/1/28	940	1,076
1.00%, 7/1/29	485	564
1.00%, 7/1/30	375	436
Maricopa County Elementary School District No. 8 Osborn G.O. Unlimited Bonds, Series B, School Improvement Project of 2006,
5.00%, 7/1/15	80	82
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured),
5.25%, 7/1/18	225	258
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006,
5.00%, 7/1/27	1,000	1,116
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011,
4.50%, 7/1/27	1,700	1,953
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/23	175	197
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010,
4.00%, 7/1/22	1,040	1,159

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.8% continued
Arizona - 99.8% continued
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series C, School Improvement Project of 2010,
4.00%, 7/1/25	$750	$850
4.00%, 7/1/27	425	473
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured),
5.00%, 7/1/27	500	540
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,201
Mesa Utility System Revenue Refunding Bonds,
3.00%, 7/1/27	250	251
3.00%, 7/1/28	2,000	1,989
3.25%, 7/1/29	2,000	2,027
Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (Assured Guaranty Insured),
5.50%, 7/1/21	1,000	1,170
5.00%, 7/1/23	1,000	1,147
Northern University Research Projects COPS (AMBAC Insured),
5.00%, 9/1/26	400	405
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series B (AMT), Senior Lien,
5.25%, 7/1/16	1,000	1,070
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien,
5.50%, 7/1/20	1,690	1,948
5.50%, 7/1/21	1,080	1,243
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	1,500	1,754
5.00%, 7/1/39	530	595
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien,
4.00%, 7/1/28	500	554
Pima County Sewer Revenue Bonds, Series B,
5.00%, 7/1/25	1,000	1,154
Pima County Sewer System Revenue Bonds,
5.00%, 7/1/25	1,000	1,196
Pima County Sewer System Revenue Bonds (AGM Insured),
5.00%, 7/1/23	1,350	1,569
Pima County Street & Highway Revenue Bonds,
4.00%, 7/1/22	1,970	2,145
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	1,005	1,182
Pinal County Obligation Revenue Bonds,
5.00%, 8/1/27	1,250	1,482
5.00%, 8/1/28	2,000	2,356
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,000	1,197
Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds,
5.00%, 1/1/24	1,835	2,071
Rio Nuevo Multi-Purpose Facilities District Excise TRB, Sub Lien (Assured Guaranty Insured),
5.25%, 7/15/16	1,000	1,070
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A,
5.00%, 1/1/37	1,000	1,041
5.00%, 1/1/39	1,225	1,370
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	2,675	3,327
Student & Academic Services LLC Lease Revenue Bonds (BAM Insured), Northern Arizona Capital Facilities,
5.00%, 6/1/26	200	235
5.00%, 6/1/29	635	737
Tucson Airport Authority, Inc. Revenue Bonds (AMT), Sub Lien (NATL-RE Insured),
5.00%, 12/1/23	1,135	1,217
Tucson COPS (Assured Guaranty Insured),
5.00%, 7/1/26	1,000	1,120
5.00%, 7/1/29	1,000	1,112

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.8% continued
Arizona - 99.8% continued
Tucson G.O. Unlimited Bonds, Series A,
4.00%, 7/1/25	$1,000	$1,122
Tucson Water System Revenue Bonds,
5.00%, 7/1/25	1,825	2,127
Tucson Water System Revenue Bonds, Series 2005-B (AGM Insured),
5.00%, 7/1/25	1,590	1,749
Western Maricopa Education Center District No. 402 G.O. Unlimited Bonds, Series B, School Improvement Project of 2012,
3.00%, 7/1/26	1,000	1,010
Yuma & La Paz Counties Community College District G.O. Limited Refunding Bonds, Series A,
4.00%, 7/1/28	1,000	1,076
Yuma County Library District G.O. Unlimited Bonds (XLCA Insured),
5.00%, 7/1/23	1,000	1,098
5.00%, 7/1/28	1,945	2,108

		89,245

Total Municipal Bonds (Cost $82,795)		89,245

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 5.1%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(2) (3)	4,608,515	$4,609

Total Investment Companies (Cost $4,609)		4,609

Total Investments - 104.9% (Cost $87,404)		93,854

Liabilities less Other Assets - (4.9)%		(4,389)

NET ASSETS - 100.0%		$89,465

(1)	When-Issued Security.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	At March 31, 2014, the value of the Fund’s investment in the Tax-Exempt Portfolio of Northern Institutional Funds was approximately $2,191,000 with net purchases of approximately $2,418,000 during the nine months ended December 31, 2014.

Percentages shown are based on Net Assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At December 31, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	4.3%
AA	74.5
A	16.3
Cash and Equivalents	4.9

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued	DECEMBER 31, 2014 (UNAUDITED)

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	5.6%
General	23.4
General Obligation	6.5
School District	19.5
Transportation	8.3
Utilities	8.7
Water	14.2
All other sectors less than 5%	13.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$89,245	(1)	$—	$89,245
Investment Companies	4,609	—		—	4,609

Total Investments	$4,609	$89,245		$—	$93,854

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$87,416

Gross tax appreciation of investments	$6,443
Gross tax depreciation of investments	(5)

Net tax appreciation of investments	$6,438

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

COPS - Certificates of Participation

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corp.

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%
California - 92.0%
Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,
4.00%, 12/1/24	$850	$959
Anaheim Public Financing Authority Electric System District Facilities Revenue Bonds (NATL-RE Insured),
4.50%, 10/1/37	3,000	3,175
Bay Area Toll Authority Bridge Revenue Refunding Bonds, Series D,
1.88%, Mandatory Put 4/1/20	7,750	7,784
Bay Area Toll Authority Bridge Revenue Refunding Bonds, Series E,
2.00%, Mandatory Put 4/1/21	8,750	8,818
Bay Area Toll Authority Bridge Revenue Refunding Bonds, Series S-6,
5.00%, 10/1/54	1,500	1,671
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded,
5.00%, 8/1/27	535	537
California State Department of Water Resources Center Valley Project Revenue Bonds, Series AR,
4.00%, 12/1/34	1,795	1,934
California State Department of Water Resources Center Valley Project Revenue Refunding Bonds, Series AS,
5.00%, 12/1/25	1,000	1,262
5.00%, 12/1/27	3,000	3,731
California State Department of Water Resources Supply Revenue Bonds, Series L,
5.00%, 5/1/19	5,000	5,821
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, Escrowed to Maturity,
5.00%, 7/1/19	5,000	5,871
California State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/23	3,375	4,141
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/33	7,500	8,851
California State G.O. Unlimited Bonds,
5.25%, 11/1/40	8,500	9,801
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (FGIC Insured), Partially Prerefunded,
5.38%, 6/1/26	2,220	2,266
California State G.O. Unlimited Bonds, Unrefunded Balance (NATL Insured),
4.75%, 2/1/19	85	85
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	1,000	1,004
California State Public Works Board Lease Revenue Bonds, Series D, Department of Justice,
5.25%, 11/1/16	1,000	1,004
California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects,
4.25%, 12/1/20	1,000	1,143
California State Public Works Board Lease Revenue Bonds, Subseries I-1, Various Capital Projects,
6.38%, 11/1/34	2,500	3,065
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation,
5.00%, 6/1/19	2,000	2,039
California State Public Works Board Lease Revenue Refunding Bonds, Series J, Department of Corrections & Rehabilitation (AMBAC Insured), Prerefunded,
5.00%, 1/1/16	1,300	1,361
California State Sutter Health Facilities Financing Authority Revenue Bonds, Series A,
5.00%, 11/15/42	3,000	3,186
California State University Systemwide Revenue Bonds, Series A,
5.00%, 11/1/21	6,000	7,277
California State University Systemwide Revenue Bonds, Series C (NATL-RE Insured), Prerefunded,
5.00%, 11/1/15	865	899
California State University Systemwide Revenue Bonds, Series C, Unrefunded Balance (NATL-RE Insured),
5.00%, 11/1/28	310	321
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 9/1/18	2,980	3,403
5.50%, 4/1/19	1,000	1,177
5.00%, 9/1/19	4,720	5,512

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0% continued
California - 92.0% continued
5.00%, 10/1/19	$2,990	$3,498
3.00%, Mandatory Put 12/1/19	5,000	5,347
5.00%, 9/1/20	1,690	2,009
5.00%, 10/1/20	6,000	7,145
5.50%, 4/1/21	2,000	2,353
5.00%, 10/1/22	500	608
5.00%, 10/1/23	500	614
5.00%, 12/1/23	5,000	6,161
5.00%, 5/1/24	1,450	1,790
5.25%, 3/1/30	1,500	1,747
6.50%, 4/1/33	5,260	6,441
California State Various Purpose G.O. Unlimited Bonds, Prerefunded,
5.00%, 8/1/15	3,225	3,316
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 9/1/23	1,500	1,804
5.00%, 10/1/26	5,000	6,135
California Statewide Communities Development Authority PCR Refunding Bonds, Southern California Edison Co.,
1.38%, Mandatory Put 4/2/18	3,000	3,010
Carlsbad Unified School District G.O. Unlimited CABS,
3.79%, 5/1/19(1)	1,250	1,157
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008,
5.75%, 8/1/26	1,000	1,242
Chaffey Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/25	1,800	2,220
Chula Vista Industrial Development Revenue Refunding Bonds, Series A, San Diego Gas & Electric,
1.65%, 7/1/18	5,000	5,023
Contra Costa Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/21	1,250	1,513
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured),
5.00%, 8/1/37	4,250	4,620
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B,
5.00%, 6/1/22	1,745	2,144
5.00%, 6/1/24	1,075	1,359
Eastern Municipal District Water & Sewer COPS, Series H,
5.00%, 7/1/33	2,000	2,226
El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002,
1.88%, 8/1/19(1)	1,085	1,021
3.03%, 8/1/23(1)	9,940	8,035
El Dorado Irrigation District COPS, Series A (Assured Guaranty Insured),
4.00%, 8/1/18	1,915	2,104
Foothill Eastern Transportation Corridor Agency Toll Road Revenue CABS, Series A, Senior Lien, Escrowed to Maturity,
3.25%, 1/1/20(1)	2,150	2,009
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008,
5.38%, 8/1/44	1,500	1,749
Long Beach Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.00%, 8/1/20	1,075	1,258
Los Altos School District G.O. Unlimited Refunding Bonds, Unrefunded Balance (AMBAC Insured),
5.00%, 8/1/19	1,160	1,244
Los Angeles Community College District G.O. Unlimited Bonds, Series G,
5.00%, 8/1/23(2)	5,000	6,192
Los Angeles Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/21	1,890	2,284
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/23(2)	5,000	6,192
5.00%, 8/1/25(2)	5,600	6,947
Los Angeles Department of International Airports Revenue Bonds, Senior Series D,
5.00%, 5/15/40	3,500	3,969
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.00%, 5/15/22	1,395	1,657
5.25%, 5/15/29	5,000	5,843
Los Angeles Department of Water & Power Revenue Bonds, Series E,
5.00%, 7/1/28(2)	2,000	2,417

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0% continued
California - 92.0% continued
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1,
5.25%, 7/1/38	$2,825	$3,159
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	2,490	2,716
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT),
5.00%, 8/1/19	1,500	1,724
5.00%, 8/1/22	2,975	3,550
5.00%, 8/1/23	5,990	7,219
5.00%, 8/1/24	1,475	1,795
Los Angeles Municipal Improvement Corp. Real Property Lease Revenue Bonds, Series A,
5.00%, 5/1/30	780	919
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/23	7,500	9,258
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured),
6.00%, 6/1/21	1,185	1,502
Los Angeles Wastewater System Revenue Refunding Bonds, Subseries C,
5.00%, 6/1/23	1,935	2,358
Marin County COPS,
3.00%, 8/1/21	1,595	1,683
4.00%, 8/1/23	1,140	1,247
Menlo Park City School District Crossover G.O. Unlimited Refunding Bonds, Series 2018,
4.00%, 7/1/39	1,000	1,047
Midpeninsula Regional Open Space District Revenue Bonds,
5.25%, 9/1/34	2,000	2,350
Modesto Irrigation District Electric Revenue Refunding Bonds, Series A,
4.00%, 7/1/19	1,230	1,375
Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured),
5.00%, 9/1/20	1,000	1,186
5.00%, 9/1/22	1,445	1,755
Modesto Wastewater Revenue Refunding Bonds, Series A (AGM Insured),
5.25%, 11/1/18	1,000	1,041
Mojave Water Agency COPS, Series A,
5.00%, 6/1/23	665	760
Montebello Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/23(2)	800	981
Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 8/1/25	3,860	4,624
Northern California Power Agency Revenue Bonds, Series A,
5.00%, 7/1/18	1,500	1,706
Orange County Transportation Authority Toll Road Revenue Refunding Bonds, Senior Lien, 91 Express Lanes,
5.00%, 8/15/20	1,000	1,186
Pasadena Unified School District G.O. Unlimited Refunding Bonds (AGM Insured), Prerefunded,
5.00%, 11/1/15	2,500	2,651
5.00%, 11/1/15	2,275	2,412
Perris Union High School District G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 9/1/25	2,000	2,403
Pomona Valley Educational School District Joint Powers Authority Lease Revenue Refunding Bonds (BAM Insured),
5.00%, 8/1/20	1,000	1,151
5.00%, 8/1/21	1,010	1,170
Poway Unified School District No. 07-1 Improvement G.O. Unlimited Bonds, Series A, Election of 2008,
3.81%, 8/1/20(1)	3,280	2,930
Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured),
5.00%, 7/1/28	150	168
5.00%, 7/1/29	1,000	1,123
Riverside County Asset Leasing Corp. Revenue Bonds, Series A, Pub Defender & Probation Building,
5.25%, 11/1/24	800	965
Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),
5.25%, 6/1/24	615	729

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0% continued
California - 92.0% continued
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	$1,500	$1,723
Sacramento Municipal Utility District Revenue Bonds, Series U (AGM Insured),
5.00%, 8/15/19	1,000	1,148
5.00%, 8/15/25	2,000	2,278
Sacramento Municipal Utility District Revenue Refunding Bonds, Series X,
5.00%, 8/15/20	1,950	2,320
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project,
4.00%, 3/1/19	1,150	1,266
4.25%, 3/1/20	1,130	1,266
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A,
4.00%, 5/15/20	1,495	1,655
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series B,
5.00%, 5/15/20	5,000	5,857
San Diego Regional Building Authority Revenue Bonds, Series A, County Operations Center & Annex,
4.00%, 2/1/19	3,615	3,979
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured),
5.50%, 7/1/27	1,500	1,958
San Dieguito Union High School District G.O. Unlimited Bonds, Series A-2, Election of 2012,
4.00%, 8/1/38	1,000	1,046
San Francisco Bay Area Toll Authority Bridge Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19	2,000	2,323
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.13%, 4/1/19	1,000	1,167
San Francisco City & County Airports Commission Revenue Refunding Bonds, Second Series C (AGM Insured),
4.00%, 5/1/18	1,875	2,066
San Francisco City & County G.O. Unlimited Refunding Bonds, Series R1,
5.00%, 6/15/20	3,000	3,578
San Francisco City & County International Airports Commission Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/24	1,095	1,275
San Francisco City & County Public Utilities Commission Water Revenue Bonds,
4.00%, 11/1/39	2,000	2,075
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Subseries A, WSIP,
5.00%, 11/1/20	2,000	2,391
San Francisco City & County Unified School District Property G.O. Unlimited Bonds, Series E, Election of 2006,
5.00%, 6/15/22	2,615	3,119
San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/25	875	1,049
5.00%, 8/1/26	1,055	1,246
San Joaquin County Transportation Authority Measure K Limited TRB, Series A,
5.75%, 3/1/28	2,000	2,410
San Jose Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 3/1/21	2,865	3,340
5.00%, 3/1/22	1,300	1,528
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds,
5.00%, 8/1/23	1,000	1,186
San Juan Unified School District G.O. Unlimited Bonds, Series B, Election 2012,
3.00%, 8/1/23	3,285	3,522
3.00%, 8/1/25	3,895	4,059
San Mateo County Transit District Tax Revenue Refunding Bonds, Series A (NATL-RE Insured),
4.75%, 6/1/28	3,785	3,849
San Mateo Sewer Revenue Bonds, Series A,
5.00%, 8/1/23	1,140	1,419

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0% continued
California - 92.0% continued
San Mateo Union High School District G.O. Unlimited Capital Appreciation BANS, Escrowed to Maturity,
1.30%, 2/15/15(1)	$1,000	$1,000
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.50%, 8/1/30	2,000	2,273
Santa Barbara Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/25	1,000	1,223
Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010,
4.50%, 7/1/32	2,000	2,174
Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004,
5.00%, 7/1/29	1,500	1,691
5.00%, 7/1/30	4,040	4,536
5.00%, 7/1/34	1,000	1,112
Santa Rosa Wastewater Revenue Bonds, Series A (AGM Insured),
5.25%, 9/1/27	1,255	1,369
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008,
6.00%, 7/1/43	2,000	2,428
South Orange County Public Financing Authority Special Tax Refunding Bonds, Series A, Foothill Area (NATL Insured),
5.25%, 8/15/18	2,500	2,510
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project 1,
5.00%, 7/1/24	1,240	1,459
Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project 1,
5.00%, 7/1/30	2,500	2,925
Stockton Public Financing Authority Wastewater Revenue Refunding Bonds (BAM Insured),
5.00%, 9/1/20	995	1,157
5.00%, 9/1/25	1,095	1,311
Stockton Unified School District G.O. Unlimited Refunding Bonds, Series A (BAM Insured),
5.00%, 8/1/26	325	386
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/28	625	742
Vacaville Unified School District G.O. Unlimited Refunding Bonds, Series B (BAM Insured),
5.00%, 8/1/26(2)	1,690	2,043
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.25%, 8/1/27	2,125	2,405
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002,
5.50%, 8/1/33	1,000	1,145
Ventura County Community College District G.O. Unlimited CABS, Series C, Election of 2002,
4.25%, 8/1/17(1)	1,615	1,562
4.28%, 8/1/18(1)	1,635	1,546
Ventura County Public Financing Authority Lease Revenue Bonds, Series B,
5.00%, 11/1/24	1,060	1,280
West Valley-Mission Community College District G.O. Unlimited CABS, Series B,
3.43%, 8/1/16(1)	1,115	1,107
Western Riverside County Trust & Wastewater Finance Authority Revenue Bonds, Western Municipal Water District Improvement Project (Assured Guaranty Insured),
5.13%, 9/1/29	1,645	1,829

		402,655

Total Municipal Bonds (Cost $380,567)		402,655

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 13.5%
Northern Funds - California Municipal Money Market Fund, 0.01%(3) (4)	59,295,584	$59,296

Total Investment Companies (Cost $59,296)		59,296

Total Investments - 105.5% (Cost $439,863)		461,951

Liabilities less Other Assets - (5.5)%		(24,141)

NET ASSETS - 100.0%		$437,810

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the California Municipal Money Market Fund.
(4)	At March 31, 2014, the value of the Fund’s investment in the California Municipal Money Market Fund was approximately $16,474,000 with net purchases of $42,822,000 during the nine months ended December 31, 2014.

Percentages shown are based on Net Assets.

The interest rates reflected in the Schedule of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At December 31, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	1.7%
AA	59.0
A	26.3
A1+	0.2
Cash and Equivalents	12.8

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	12.8%
General Obligation	28.2
Power	5.5
School District	15.3
Transportation	8.5
Water	7.3
All other sectors less than 5%	22.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$402,655	(1)	$—	$402,655
Investment Companies	59,296	—		—	59,296

Total Investments	$59,296	$402,655		$—	$461,951

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$439,863

Gross tax appreciation of investments	$22,223
Gross tax depreciation of investments	(135)

Net tax appreciation of investments	$22,088

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

TRB - Tax Revenue Bonds

WSIP - Water System Improvement Program

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%
California - 92.9%
Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election of 2008 (Assured Guaranty Insured),
5.50%, 8/1/33	$1,000	$1,143
Bay Area Toll Authority Bridge Revenue Refunding Bonds, Series E,
2.00%, Mandatory Put 4/1/21	3,000	3,023
Bay Area Toll Authority Bridge Revenue Refunding Bonds, Series S-6,
5.00%, 10/1/54	3,500	3,898
Brentwood Infrastructure Financing Authority Water Revenue Bonds, Prerefunded,
5.75%, 7/1/18	3,595	4,193
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded,
5.00%, 8/1/27	540	542
California State Department of Water Resources Center Valley Project Revenue Refunding Bonds, Series AS,
5.00%, 12/1/27	500	622
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/33	2,500	2,950
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	5,000	5,945
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	250	251
California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9,
6.00%, 4/1/25	1,400	1,670
California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Project (AMBAC Insured),
5.63%, 3/1/16	920	936
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/20	5,000	5,954
5.25%, 3/1/30	3,500	4,076
5.50%, 3/1/40	2,865	3,306
California State Various Purpose G.O. Unlimited Bonds, Prerefunded,
5.00%, 8/1/15	1,000	1,028
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 10/1/29	4,000	4,822
California Statewide Communities Development Authority PCR Refunding Bonds, Southern California Edison Co.,
1.38%, Mandatory Put 4/2/18	1,150	1,154
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008,
5.75%, 8/1/29	570	702
6.00%, 8/1/36	1,000	1,239
Chabot-Las Positas Community College District G.O. Unlimited Bonds, Series B, Election of 2004 (AMBAC Insured),
5.00%, 8/1/30	850	906
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election of 2006 (AGM Insured),
5.50%, 8/1/39	500	581
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured),
5.00%, 8/1/37	705	766
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008,
5.38%, 8/1/44	3,500	4,081
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/29(1)	7,500	9,068
Los Angeles County Regional Financing Authority Insured Revenue Bonds, Series A, Montecedro, Inc. Project (California Mortgage Insured),
5.00%, 11/15/44	1,000	1,105
Los Angeles Department of International Airports Revenue Bonds, Senior Series D,
5.00%, 5/15/40	1,500	1,701
Los Angeles Department of Water & Power Revenue Bonds, Series E,
5.00%, 7/1/28(1)	590	713
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	1,000	1,091
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity,
7.60%, 10/1/18	15	17

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9% continued
California - 92.9% continued
Marin County COPS,
4.25%, 8/1/34	$1,575	$1,663
Menlo Park City School District Crossover G.O. Unlimited Refunding Bonds, Series 2018,
4.00%, 7/1/39	2,000	2,093
Midpeninsula Regional Open Space District Revenue Bonds,
5.25%, 9/1/34	600	705
5.50%, 9/1/41	2,500	2,978
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29(2)	1,500	1,724
6.00%, 10/1/39(2)	2,000	2,298
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
3.42%, 8/1/33(3)	10,000	4,923
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (Assured Guaranty Insured),
1.73%, 8/1/38(3)	5,000	5,193
Perris Union High School District G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 9/1/25	1,145	1,376
Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election of 2009,
5.50%, 8/1/30	1,605	1,875
Sacramento Municipal Utility District Revenue Bonds, Series A,
5.00%, 8/15/37	55	64
San Diego County Water Authority COPS, Series 2008 A (AGM Insured),
5.00%, 5/1/38	2,000	2,213
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A,
5.00%, 5/15/28	1,500	1,716
San Dieguito Union High School District G.O. Unlimited Bonds, Series A-2, Election of 2012,
4.00%, 8/1/38	950	993
San Francisco Bay Area Toll Authority Bridge Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19	3,650	4,240
5.13%, 4/1/19	1,500	1,750
San Joaquin County Transportation Authority Measure K Limited TRB, Series A,
5.25%, 3/1/31	2,075	2,416
San Mateo County Transit District Tax Revenue Refunding Bonds, Series A (NATL-RE Insured),
4.75%, 6/1/28	1,000	1,017
Santa Clara Electric Revenue Refunding Bonds, Series A,
6.00%, 7/1/31	1,195	1,443
Santa Rosa Wastewater Revenue Refunding Bonds, Series A (NATL Insured),
5.25%, 9/1/16	20	21
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008,
6.00%, 7/1/43	2,025	2,459
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project,
6.00%, 7/1/27	2,520	2,956
Vacaville Unified School District G.O. Unlimited Refunding Bonds, Series B (BAM Insured),
5.00%, 8/1/25(1)	1,070	1,304
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.25%, 8/1/27	2,500	2,830
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002,
5.50%, 8/1/33	4,065	4,654
Western Riverside County Trust & Wastewater Finance Authority Revenue Bonds, Western Municipal Water District Improvement Project (Assured Guaranty Insured),
5.13%, 9/1/29	2,000	2,224

		124,611

Total Municipal Bonds (Cost $110,015)		124,611

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 14.3%
Northern Funds - California Municipal Money Market Fund, 0.01%(4) (5)	19,214,087	$19,214

Total Investment Companies (Cost $19,214)		19,214

Total Investments - 107.2% (Cost $129,229)		143,825

Liabilities less Other Assets - (7.2)%		(9,655)

NET ASSETS - 100.0%		$134,170

(1)	When-Issued Security.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Funds.
(3)	Zero coupon bond reflects effective yield on the date of purchase.
(4)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the California Municipal Money Market Fund.
(5)	At March 31, 2014, the value of the Fund’s investment in the California Municipal Money Market Fund was approximately $10,143,000 with net purchases of approximately $9,071,000 during the nine months ended December 31, 2014.

Percentages shown are based on Net Assets.

The interest rates reflected in the Schedule of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At December 31, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AA	50.4%
A	36.3
Cash and Equivalents	13.3

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financial	13.3%
General	7.9
General Obligation	35.5
School District	16.5
Transportation	9.0
All other sectors less than 5%	17.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments.

These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    3    TAX -EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued	DECEMBER 31, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$124,611	(1)	$—	$124,611
Investment Companies	19,214	—		—	19,214

Total Investments	$19,214	$124,611		$—	$143,825

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$129,229

Gross tax appreciation of investments	$14,615
Gross tax depreciation of investments	(19)

Net tax appreciation of investments	$14,596

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.4%
Alabama - 1.9%
Alabama State Port Authority Docks Facilities Revenue Bonds,
6.00%, 10/1/40	$5,000	$5,736

Arizona - 2.4%
Maricopa County Pollution Control Corp. Variable Revenue Refunding Bonds, Series A, Public Service Co. of New Mexico, Palo Verde Project,
6.25%, 1/1/38	4,000	4,442
Pima County IDA Revenue Bonds, Tucson Electric Power Co.,
5.75%, 9/1/29	3,000	3,003

		7,445

California - 10.0%
California State Municipal Finance Authority COPS Revenue Bonds, Community Hospitals of Central California,
5.50%, 2/1/39	4,000	4,396
California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne,
6.13%, 6/1/30	2,000	2,340
6.25%, 6/1/40	1,000	1,150
California Statewide Communities Development Authority Revenue Bonds, California Baptist University,
7.25%, 11/1/31	2,000	2,399
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical Center,
5.25%, 12/1/44	1,500	1,615
California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University,
5.50%, 11/1/38	2,000	2,102
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Senior Series A-1,
5.13%, 6/1/47	2,000	1,504
5.75%, 6/1/47	3,000	2,469
Los Angeles Department of Water & Power System Revenue Bonds, Series D,
5.00%, 7/1/39	3,000	3,489
San Francisco City & County Airports Commission Revenue Bonds, Series E,
6.00%, 5/1/39	5,000	5,926
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A1,
5.00%, 6/1/37	4,000	3,237

		30,627

Colorado - 3.3%
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/36	4,000	4,549
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported G.O. Limited Bonds, Series A,
5.40%, 12/15/31	2,000	2,074
Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners,
6.00%, 1/15/41	3,000	3,369

		9,992

Connecticut - 0.9%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series G, Sacred Heart University,
5.13%, 7/1/26	1,250	1,396
5.38%, 7/1/31	1,250	1,403

		2,799

Delaware - 0.7%
Delaware State EDA Gas Facilities Revenue Refunding Bonds, Delmarva Power,
5.40%, 2/1/31	2,000	2,256

District of Columbia - 2.7%
District of Columbia Revenue Bonds, Cesar Chavez Charter Schools,
7.88%, 11/15/40	5,265	6,168
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail and Capital Project,
5.00%, 10/1/53	2,000	2,137

		8,305

Florida - 3.6%
Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project,
7.50%, 11/1/20	5,430	5,507

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.4% continued
Florida - 3.6% continued
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	$3,655	$4,052
Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding Bonds, Series A, Proton Therapy Institute,
6.00%, 9/1/17	1,170	1,258
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10(1) (2)	155	—

		10,817

Georgia - 2.0%
Atlanta Water & Wastewater Revenue Bonds, Series A,
6.25%, 11/1/39	5,000	5,959

Illinois - 4.2%
Illinois State Finance Authority Revenue Bonds, Series A, Provena Health,
7.75%, 8/15/34	3,500	4,377
Illinois State Finance Authority Revenue Bonds, Series A, Three Crowns Park Plaza,
5.88%, 2/15/38	2,500	2,515
Illinois State Finance Authority Revenue Bonds, Silver Cross & Medical Centers,
6.88%, 8/15/38	1,000	1,168
7.00%, 8/15/44	1,000	1,171
Railsplitter Tobacco Settlement Authority Revenue Bonds,
5.50%, 6/1/23	1,000	1,169
6.00%, 6/1/28	2,000	2,350

		12,750

Indiana - 4.8%
Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project,
6.50%, 9/15/30	3,000	3,431
6.38%, 9/15/41	2,000	2,214
Indiana State Finance Authority Environmental Variable Revenue Bonds, Series B, Duke Energy Project,
6.00%, 8/1/39	2,000	2,339
Indiana State Municipal Power Agency Revenue Bonds, Series B,
6.00%, 1/1/39	2,000	2,306
North Manchester Economic Development Revenue Refunding Bonds, Series A, Peabody Retirement Community Project,
6.05%, 12/1/45	389	195
North Manchester Economic Development Revenue Refunding Bonds, Subseries B, Peabody Retirement Community Project,
1.00%, 12/1/45(2)	335	7
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37(3) (4)	1,000	1,013
8.00%, 9/1/41	2,500	3,012

		14,517

Kentucky - 0.9%
Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project,
5.75%, 7/1/49	2,500	2,843

Louisiana - 5.0%
Louisiana State Gas & Fuels TRB, Series B, Second Lien,
5.00%, 5/1/39	5,000	5,540
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp.,
6.50%, 8/1/29	2,000	2,387
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Woman’s Hospital Foundation,
5.88%, 10/1/40	3,000	3,468
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp.,
6.50%, 11/1/35	2,000	2,402
Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project,
6.75%, 5/1/41	1,250	1,411

		15,208

Maine - 1.5%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Maine General Medical Center,
7.50%, 7/1/32	2,000	2,427

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.4% continued
Maine - 1.5% continued
6.75%, 7/1/41	$2,000	$2,245

		4,672

Maryland - 2.9%
Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project,
6.10%, 7/1/40	4,335	4,680
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare,
6.25%, 1/1/31	1,500	1,758
6.13%, 1/1/36	2,000	2,290

		8,728

Massachusetts - 2.1%
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A,
5.00%, 7/1/28	5,000	6,293

Michigan - 1.5%
Michigan State Finance Authority Revenue Refunding Bonds, Series D-4 Local Government Loan Program, Detroit Water and Sewerage Department Water Supply System,
5.00%, 7/1/30	2,000	2,185
Royal Oak Hospital Finance Authority Revenue Bonds, William Beaumont Hospital, Prerefunded,
8.25%, 9/1/18	2,000	2,518

		4,703

Minnesota - 2.0%
Rochester Health Care & Housing Revenue Refunding Bonds, Series A, Samaritan Bethany,
7.38%, 12/1/41	3,000	3,345
Western Minnesota Municipal Power Agency Revenue Bonds, Series A,
5.00%, 1/1/46	2,500	2,863

		6,208

Mississippi - 2.7%
Lowndes County Solid Waste Disposal & Pollution Control Revenue Refunding Bonds, Series A, Weyerhaeuser Co. Project,
6.80%, 4/1/22	4,210	5,290
Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co.,
5.80%, 5/1/34	2,530	2,896

		8,186

Missouri - 2.5%
Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital,
6.45%, 9/1/29	2,530	2,760
6.75%, 9/1/34	1,750	1,917
St. Louis County IDA Senior Living Facilities Revenue Bonds, Series A, St. Andrews Resources for Seniors,
6.38%, 12/1/41	3,005	3,074

		7,751

New Jersey - 3.8%
New Jersey State Economic Development Authority Special Facility Revenue Bonds, Series B (AMT), Continental Airlines, Inc. Project,
5.63%, 11/15/30	2,000	2,182
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project,
5.38%, 1/1/43	2,500	2,732
New Jersey State EDA Revenue Bonds, MSU Student Housing Project - Provident Group,
5.88%, 6/1/42	3,000	3,301
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, St. Joseph’s Healthcare System,
6.63%, 7/1/38	3,000	3,372

		11,587

New York - 1.1%
Metropolitan Transportation Authority Revenue Bonds, Subseries D-1,
5.00%, 11/15/39	3,000	3,431
New York State Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project,
6.13%, 2/15/19(1) (2)	2,200	—

		3,431

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.4% continued
North Carolina - 2.6%
North Carolina State Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project,
5.00%, 10/1/38	$5,000	$5,621
North Carolina State Medical Care Commission Health Care Facilities First Mortgage Revenue Bonds, Series A, Deerfield Community,
6.13%, 11/1/38	2,000	2,196

		7,817

Ohio - 6.8%
American Municipal Power, Inc. Revenue Refunding Bonds, Series A,
5.00%, 2/15/39(5)	1,000	1,114
Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes,
7.00%, 11/1/45	4,000	4,416
Ohio State Fresh Water Development Authority Revenue Bonds, Series A,
5.00%, 12/1/21	5,690	6,871
Ohio State Turnpike Commission Revenue Bonds, Series A1, Junior Lien, Infrastructure Project,
5.00%, 2/15/48	3,000	3,311
Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project,
6.45%, 12/15/21	4,000	5,020

		20,732

Oklahoma - 0.9%
Grand River Dam Authority Revenue Bonds, Series A,
5.00%, 6/1/39	2,350	2,714

Pennsylvania - 4.6%
Allegheny County Redevelopment Authority Tax Allocation Bonds, Pittsburgh Mills Project,
5.60%, 7/1/23	2,000	2,033
Butler County Hospital Authority Revenue Bonds, Butler Health System Project,
7.13%, 7/1/29	3,000	3,573
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation,
6.00%, 7/1/43	2,500	2,723
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University,
6.25%, 10/1/43	2,000	2,262
Pennsylvania State Turnpike Commission Revenue Bonds, Series C,
5.00%, 12/1/39	3,000	3,398

		13,989

Rhode Island - 1.0%
Tobacco Settlement Financing Corp. Asset Backed Revenue Bonds, Series A,
6.25%, 6/1/42	3,000	3,015

Texas - 11.5%
Arlington Higher Education Finance Corp. Revenue Bonds, Series A, Lifeschool Dallas, (PSF-Gtd.),
5.00%, 8/15/39	2,000	2,290
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 12/1/35	3,400	4,017
Dallas County Flood Control District G.O. Unlimited Refunding Bonds,
7.25%, 4/1/32	1,000	1,002
Harris County-Houston Sports Authority Revenue Refunding Bonds, Series C, Second Lien,
5.00%, 11/15/33	500	556
5.00%, 11/15/34	650	720
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, Legacy at Willowbend Project,
5.75%, 11/1/36	3,000	3,041
San Antonio Electric & Gas Revenue Bonds, Junior Lien,
5.00%, 2/1/43	2,500	2,818
Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc.,
6.20%, 2/15/40	3,500	4,160
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure,
7.00%, 6/30/40	3,000	3,611
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility,
6.88%, 12/31/39	2,500	2,956

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.4% continued
Texas - 11.5% continued
Travis County Health Facilities Development Corp. Revenue Bonds, Westminster Manor Project,
7.00%, 11/1/30	$1,000	$1,161
7.13%, 11/1/40	2,000	2,329
University of Texas Permanent University Fund Revenue Refunding Bonds, Series B,
5.25%, 7/1/28	5,000	6,546

		35,207

Washington - 1.5%
Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services,
7.00%, 7/1/39	4,000	4,639

Total Municipal Bonds (Cost $251,918)		278,926

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 6.0%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(6) (7)	18,361,671	$18,362

Total Investment Companies (Cost $18,362)		18,362

Total Investments - 97.4% (Cost $270,280)		297,288

Other Assets less Liabilities - 2.6%		8,064

NET ASSETS - 100.0%		$305,352

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	Restricted security that has been deemed illiquid. At December 31, 2014, the value of this restricted illiquid security amounted to approximately $1,013,000 or 0.3% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37	7/25/08	$861

(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(5)	When-Issued Security.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	At March 31, 2014, the value of the Fund’s investment in the Tax-Exempt Portfolio of Northern Institutional Funds was approximately $5,570,000 with net purchase of approximately $12,792,000 during the nine months ended December 31, 2014.

Percentages shown are based on Net Assets.

The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At December 31, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	5.3%
AA	11.1
A	13.0
BBB	42.6
BB	9.1
B	2.0
Not rated	10.7
Cash and Equivalents	6.2

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued	DECEMBER 31, 2014 (UNAUDITED)

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	6.1%
Development	12.3
Education	5.6
Financials	6.2
General	7.5
Higher Education	10.7
Medical	14.4
Nursing Homes	6.0
Transportation	11.0
Water	5.1
All other sectors less than 5%	15.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$278,926	(1)	$—	$278,926
Investment Companies	18,362	—		—	18,362

Total Investments	$18,362	$278,926		$—	$297,288

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$270,280

Gross tax appreciation of investments	$29,784
Gross tax depreciation of investments	(2,776)

Net tax appreciation of investments	$27,008

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

EDA - Economic Development Authority

G.O. - General Obligation

Gtd. - Guaranteed

HFDC - Health Facilities Development Corp.

IDA - Industrial Development Authority

PFA - Public Finance Authority

PSF - Permanent School Fund

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4%
Alabama - 0.3%
Birmingham G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/1/29	$1,000	$1,193
University of Alabama General Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	5,875	7,115

		8,308

Alaska - 0.3%
Alaska State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/22	1,065	1,302
Anchorage Electric Utility Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 12/1/41	5,000	5,655
Anchorage Water Revenue Refunding Bonds (NATL-RE Insured),
5.00%, 5/1/37	1,700	1,833

		8,790

Arizona - 5.0%
Arizona State School Facilities Board COPS,
5.25%, 9/1/23	10,000	11,435
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area,
5.00%, 7/1/15	5,000	5,121
5.25%, 7/1/20	10,000	11,647
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/28(1)	12,000	14,591
5.00%, 7/1/33(1)	10,000	11,916
Arizona State Water Infrastructure Finance Authority Quality Revenue Refunding Bonds, Series A,
5.00%, 10/1/22	3,000	3,672
Arizona State Water Infrastructure Finance Authority Revenue Refunding Bonds, Series A,
5.00%, 10/1/22	6,750	8,262
Chandler Excise TRB,
5.00%, 7/1/27	5,000	6,065
Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Refunding Bonds,
5.00%, 7/1/21	5,000	6,018
Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2008,
5.00%, 7/1/22	4,150	4,908
Mesa Utility System Revenue Refunding Bonds,
3.25%, 7/1/29	5,000	5,067
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds (AMT),
5.00%, 7/1/20	1,500	1,740
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/22	3,000	3,508
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/21	4,110	4,787
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien,
5.00%, 7/1/21	2,500	2,996
5.00%, 7/1/26	5,000	6,146
5.00%, 7/1/27	5,000	6,115
Phoenix Civic Plaza Improvement Corp. Excise TRB, Subseries A (BHAC-CR FGIC Insured),
5.00%, 7/1/41	5,000	5,103
Phoenix G.O. Unlimited Refunding Bonds,
4.00%, 7/1/22	5,000	5,705
Salt River Project Agriculture Improvement and Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 12/1/23	10,000	12,101
Scottsdale G.O. Limited Refunding Bonds,
5.00%, 7/1/22	3,000	3,666
Scottsdale Preservation Authority Excise Tax Revenue Refunding Bonds,
5.25%, 7/1/24	5,990	7,020

		147,589

Arkansas - 0.2%
Arkansas State Federal Highway Grant Anticipation G.O. Unlimited Bonds,
4.00%, 10/1/15	6,120	6,297

California - 7.2%
Bay Area Toll Authority Bridge Revenue Refunding Bonds, Series E,
2.00%, Mandatory Put 4/1/21	10,000	10,077

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
California - 7.2% continued
Bay Area Toll Authority Bridge Revenue Refunding Bonds, Series S-6,
5.00%, 10/1/54	$2,500	$2,785
Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C,
1.88%, Mandatory Put 4/1/19	10,000	10,147
Cabrillo Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, Election 2004 (NATL-RE Insured),
2.86%, 8/1/39(2)	11,755	3,640
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded,
5.00%, 8/1/27	1,815	1,822
California State Department of Water Resources Center Valley Project Revenue Refunding Bonds, Series AS,
5.00%, 12/1/27	2,000	2,487
California State G.O. Unlimited Bonds, Series 2007 (AMBAC Insured), Unrefunded Balance,
5.00%, 10/1/18	75	75
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	1,000	1,189
5.25%, 9/1/25	5,000	6,013
6.25%, 11/1/34	5,000	6,156
California State Health Facilities Financing Authority Revenue Bonds, Series A, St. Joseph Health System,
5.00%, 7/1/28	5,000	5,864
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, St. Joseph Health System,
5.00%, Mandatory Put 10/18/22	7,500	9,060
California State Various G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State Various Purpose G.O. Unlimited Bonds, Green Bonds,
5.00%, 10/1/28	3,500	4,243
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 10/1/22	5,000	6,077
5.00%, 10/1/26	5,000	6,135
5.00%, 10/1/31	5,675	6,766
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election of 2006,
2.59%, 8/1/35(2)	11,850	8,762
Chabot-Las Positas Community College District G.O. Unlimited CABS, Series C (AGM-CR AMBAC Insured),
2.87%, 8/1/39(2)	1,420	416
2.83%, 8/1/40(2)	10,000	2,780
2.77%, 8/1/41(2)	6,775	1,792
Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/27	435	528
Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004 (AGM Insured),
2.57%, 8/1/46(2)	12,000	2,224
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B,
5.00%, 6/1/25	10,000	12,676
Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 5/15/21	1,000	1,017
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/29(1)	2,500	3,022
5.00%, 8/1/30(1)	15,000	18,050
5.00%, 8/1/31(1)	15,000	17,980
Los Angeles Department of Airports Revenue Bonds, Series A,
5.25%, 5/15/22	5,000	5,857
Los Angeles Department of Water & Power Revenue Bonds, Series E,
5.00%, 7/1/35(1)	10,000	11,724
5.00%, 7/1/39(1)	5,000	5,808
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	3,000	3,273
Los Angeles G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/20	55	65
Metropolitan Water District of Southern California State Revenue Bonds, Series A,
5.00%, 7/1/32	5,000	5,500

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
California - 7.2% continued
Mount San Antonio Community College District G.O. Unlimited Convertible CABS, Series A, Election 2008,
0.00%, 8/1/43(2)	$4,500	$3,003
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.13%, 4/1/19	7,390	8,622
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	2,500	2,852
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project,
6.00%, 7/1/27	5,000	5,866
University of California General Revenue Bonds, Series Q,
5.25%, 5/15/27	2,500	2,787
University of California General Revenue Bonds, Series U,
5.00%, 5/15/22	5,000	5,940
University of California Limited Project General Revenue Bonds, Series D (NATL Insured),
5.00%, 5/15/37	1,860	1,984

		215,144

Colorado - 0.7%
Denver City & County Airport System Revenue Bonds, Subseries B,
5.25%, 11/15/28	1,500	1,778
5.25%, 11/15/29	1,740	2,056
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
6.00%, 9/1/23	6,550	7,857
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding),
5.50%, 12/1/22	5,000	6,271
Metro Wastewater Reclamation District Sewer Revenue Bonds, Series A,
5.00%, 4/1/21	2,500	3,001

		20,963

Connecticut - 1.7%
Connecticut State G.O. Unlimited Bonds, Series A,
5.00%, 3/1/24	6,500	7,950
Connecticut State G.O. Unlimited Bonds, Series B,
5.00%, 5/15/22	2,000	2,369
5.00%, 4/15/23	5,500	6,622
Connecticut State G.O. Unlimited Bonds, Series C,
5.00%, 7/15/24	5,090	6,147
Connecticut State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/15/23	5,000	6,078
Connecticut State G.O. Unlimited Refunding Bonds, Series H,
5.00%, 11/15/25	2,500	3,111
Connecticut State G.O. Unlimited TRB, Series A,
0.25%, 9/1/15	10,000	9,993
Connecticut State G.O. Unlimited Bonds, Series D,
5.00%, 11/1/23	5,000	5,947
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series B,
3.00%, 12/1/22	1,725	1,830

		50,047

Delaware - 0.7%
Delaware State G.O. Unlimited Bonds, Prerefunded,
5.00%, 7/1/20	4,561	5,422
Delaware State G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 7/1/23	969	1,151
Delaware State Transportation Authority System Senior Revenue Bonds,
5.00%, 7/1/15	3,195	3,273
5.00%, 7/1/21	10,000	12,040

		21,886

District of Columbia - 1.4%
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A,
5.50%, 10/1/39	10,500	11,809
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, Prerefunded,
5.25%, 10/1/18	1,000	1,156
6.00%, 10/1/18	5,000	5,919

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
District of Columbia - 1.4% continued
District of Columbia Water & Sewer Authority Public Utility Revenue Refunding Bonds, Series C, Subordinate Lien,
5.00%, 10/1/26	$5,000	$6,104
5.00%, 10/1/28	5,000	6,030
Metropolitan Washington Airports Authority System Revenue Bonds, Series C,
5.13%, 10/1/39	2,460	2,732
Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT),
5.00%, 10/1/20	3,000	3,476
5.00%, 10/1/26	1,500	1,722
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	3,000	3,479

		42,427

Florida - 4.8%
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/28	6,185	7,218
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	1,000	1,138
5.00%, 9/1/25	1,000	1,131
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,836
Florida State Board of Governors University Dormitory Revenue Refunding Bonds, Series A,
5.00%, 5/1/23	2,945	3,592
Florida State Board of Public Education G.O. Unlimited Bonds, Series A, Capital Outlay,
5.25%, 6/1/28	11,135	12,672
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds,
5.25%, 7/1/37	12,475	13,760
Florida State Housing Finance Corp. Revenue Bonds, Series B, Housing Ridge Club Apartments,
0.40%, 12/1/15	1,000	1,001
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, Escrowed to Maturity,
5.00%, 7/1/15	1,000	1,024
Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund,
5.38%, 10/1/29	3,395	3,934
Florida State Turnpike Authority Revenue Bonds, Series B,
5.00%, 7/1/22	3,000	3,631
Greater Orlando Aviation Authority Airport Facilities Revenue Refunding Bonds, Series A (AMT) (AGM Insured),
5.00%, 10/1/16	400	431
Hillsborough County Aviation Authority Revenue Refunding Bonds, Series A (AMT), Tampa International Airport (NATL-RE Insured),
5.00%, 10/1/23	4,245	4,526
Lee County School Board Refunding COPS,
5.00%, 8/1/22	800	954
5.00%, 8/1/23	1,125	1,347
5.00%, 8/1/25	1,200	1,433
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	5,650	6,460
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	1,320	1,522
5.00%, 10/1/32	5,000	5,681
5.00%, 10/1/36	5,000	5,588
Miami-Dade County School Board Refunding COPS, Series A (AGM Insured),
5.00%, 5/1/27(1)	5,000	5,910
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/20	3,000	3,564
5.25%, 10/1/22	2,500	3,043
Orange County School Board Refunding COPS, Series C,
5.00%, 8/1/31(1)	11,000	12,949
Palm Beach County School District Board COPS, Series B,
5.00%, 8/1/25	3,235	3,964

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Florida - 4.8% continued
Palm Beach County School Refunding COPS, Series B,
5.00%, 8/1/30(1)	$2,720	$3,218
5.00%, 8/1/31(1)	4,805	5,666
Reedy Creek Improvement District G.O. Limited Bonds, Series A,
5.25%, 6/1/29	5,000	5,884
5.25%, 6/1/30	5,000	5,864
South Miami Health Facilities Authority Revenue Bonds, Baptist Health South Florida Group,
5.00%, 8/15/42	9,630	10,159
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	2,010	2,064

		142,164

Georgia - 1.7%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds,
5.50%, 1/1/38	10,000	11,401
Georgia State G.O. Unlimited Bonds, Series G,
3.40%, 12/1/15	13,205	13,596
Georgia State G.O. Unlimited Refunding Bonds, Series E-2,
4.50%, 9/1/15	5,000	5,145
5.00%, 9/1/21	5,000	6,053
Georgia State G.O. Unlimited Refunding Bonds, Series I,
5.00%, 7/1/20	5,000	5,943
5.00%, 7/1/21	1,100	1,329
Georgia State G.O. Unlimited Refunding Bonds, Series J-2,
4.50%, 11/1/22	5,870	6,869

		50,336

Hawaii - 1.3%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	1,000	1,155
Hawaii State G.O. Unlimited Bonds, Series EO,
5.00%, 8/1/26	8,350	10,252
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,500	6,611
Hawaii State G.O. Unlimited Refunding Bonds, Series EL,
5.00%, 8/1/23	3,530	4,343
Hawaii State G.O. Unlimited Refunding Bonds, Series EP,
5.00%, 8/1/26	10,000	12,278
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution (NATL-RE Insured),
5.00%, 7/1/36	3,000	3,164

		37,803

Illinois - 2.6%
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,846
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), Second Lien,
5.50%, 1/1/29	3,500	4,064
5.50%, 1/1/30	2,025	2,345
Chicago O’Hare International Airport General Revenue Bonds, Series D, Senior Lien,
5.00%, 1/1/44	1,305	1,434
Cook County Sales TRB,
5.00%, 11/15/31	2,485	2,876
Illinois State Build Sales TRB,
5.00%, 6/15/19	5,000	5,761
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	2,500	2,817
Illinois State Finance Authority Revenue Bonds, Series A-2, Advocate Health Care,
5.00%, Mandatory Put 2/12/20	500	579
Illinois State Municipal Electric Agency Power Supply Revenue Bonds (NATL Insured),
5.00%, 2/1/25	2,000	2,084
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE-IBC FGIC Insured),
5.25%, 2/1/27	1,830	1,986
Illinois State Tax Supported Sports Facilities Authority Revenue Refunding Bonds (AGM Insured),
5.25%, 6/15/30	5,500	6,346
5.25%, 6/15/31	5,000	5,743

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Illinois - 2.6% continued
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series D,
5.00%, 1/1/24	$5,000	$6,042
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 7/1/15	5,000	5,121
Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series B,
5.00%, 6/15/19	2,540	2,594
Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds (AGM Insured), Prerefunded,
5.13%, 11/1/15	805	838
Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds (AGM Insured), Unrefunded Balance,
5.13%, 11/1/24	195	202
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series A, McCormick Place Expansion (NATL Insured),
5.50%, 6/15/29	2,000	2,385
Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured),
5.00%, 2/1/23	5,965	6,905
Will County Community High School District No. 210 Lincoln-Way G.O. Unlimited Refunding Bonds, Series A,
5.00%, 1/1/28	2,000	2,286
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Series B, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,872
Winnebago County Public Safety Sales Tax G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/30/20	2,700	3,181
5.00%, 12/30/24	6,040	7,110

		78,417

Indiana - 1.6%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/31	5,750	6,729
5.25%, 10/1/38	2,980	3,432
Indiana State Educational Facilities Finance Authority Revenue Bonds, Valparaiso University Project,
5.00%, 10/1/44	2,500	2,818
Indiana State Municipal Power Agency Revenue Bonds, Series A, Power Supply System (AMBAC Insured), Prerefunded,
5.00%, 1/1/16	13,060	13,672
Indiana University Green Bond Student Fee Revenue Bonds, Series W-1,
5.00%, 8/1/26(1)	3,010	3,687
Indiana University Student Fee Revenue Refunding Bonds, Series W-2,
5.00%, 8/1/25(1)	3,250	4,009
5.00%, 8/1/26(1)	3,250	3,981
Merrillville Multi School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding),
5.25%, 7/15/26	1,000	1,115
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 7/10/21	1,500	1,705
5.50%, 1/10/24	1,135	1,324
Whiting Environmental Facilities Variable Revenue Bonds, BP Products North America, Inc.,
1.85%, Mandatory Put 10/1/19	5,000	4,986

		47,458

Kansas - 0.4%
Johnson County Internal Improvement G.O. Unlimited Bonds, Series A,
5.00%, 9/1/25	1,015	1,265
5.00%, 9/1/26	1,065	1,316
Johnson County Unified School District No. 512 Shawnee Mission G.O. Unlimited Refunding Bonds, Series A,
3.00%, 10/1/15	4,145	4,233
Kansas State Development Finance Authority Revenue Refunding Bonds, Series D-2, Kansas State University Housing Projects,
5.00%, 4/1/23	3,110	3,711

		10,525

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Kentucky - 0.0%
Lexington-Fayette Urban County Government G.O. Unlimited Bonds, Series B,
5.00%, 1/1/27	$1,260	$1,545

Louisiana - 1.2%
East Baton Rouge Parish Sewerage Commission Revenue Refunding Bonds, Series B,
4.00%, 2/1/39	2,000	2,059
Ernest N Morial-New Orleans Exhibit Hall Authority Special Tax Refunding Bonds,
5.00%, 7/15/22	5,290	6,279
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/22	4,710	5,722
5.00%, 8/1/23	5,000	6,151
5.00%, 8/1/25	8,000	9,860
Louisiana State Highway Improvement Revenue Bonds, Series A,
5.00%, 6/15/30	5,390	6,418

		36,489

Maryland - 4.9%
Baltimore County Consolidated Public Improvement G.O. Unlimited Refunding Bonds,
5.00%, 8/1/15	9,895	10,176
Baltimore County Metropolitan District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/15	5,000	5,142
Baltimore Revenue Refunding Bonds, Senior Series D,
5.00%, 7/1/26	4,500	5,539
5.00%, 7/1/27	2,000	2,449
Baltimore Water Project Revenue Refunding Bonds, Series D,
5.00%, 7/1/24	5,425	6,647
Maryland State & Local Facilities G.O. Unlimited Bonds, Second Series B,
5.25%, 8/15/15	3,475	3,585
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series,
5.00%, 3/1/15	1,500	1,512
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 2013-1, Prerefunded,
5.00%, 3/1/21	10,000	12,014
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Series C,
5.00%, 11/1/18	3,500	4,020
Maryland State Department of Transportation Consolidated Revenue Bonds,
5.00%, 6/1/21	8,630	10,178
Maryland State G.O. Unlimited Bonds, First Series B,
4.50%, 3/15/24	5,000	5,616
Maryland State G.O. Unlimited Bonds, Second Series B,
5.00%, 8/1/24	10,000	12,174
Maryland State G.O. Unlimited Bonds, Series B, Prerefunded,
5.00%, 8/1/19	10,985	12,844
Maryland State G.O. Unlimited Refunding Bonds, First Series B,
4.50%, 8/1/21	5,000	5,863
Maryland State G.O. Unlimited Refunding Bonds, Series 2-C,
5.00%, 8/1/22	19,535	23,945
Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 11/1/21	5,750	6,856
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 6/1/21	5,000	6,031
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Bonds, Second Series,
5.00%, 6/1/22	5,750	7,032
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Refunding Bonds,
5.00%, 6/1/20	3,530	4,189

		145,812

Massachusetts - 6.0%
Massachusetts Bay Transportation Assessment Authority Revenue Bonds, Series A,
5.25%, 7/1/34	500	560
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding Bonds, Senior Series A-1,
5.25%, 7/1/33	5,000	6,605

NORTHERN FUNDS QUARTERLY REPORT    7     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Massachusetts - 6.0% continued
Massachusetts State College Building Authority Green Revenue Bonds, Series B (State Intercept Program),
5.00%, 5/1/39	$1,500	$1,741
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C,
4.00%, 6/1/43	5,500	5,663
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series D,
5.00%, 10/1/23	10,000	11,983
Massachusetts State Development Finance Agency Revenue Bonds, Series B-1, Harvard University,
5.00%, 10/15/28	10,000	11,770
Massachusetts State G.O. Limited Bonds, Series A,
5.00%, 4/1/29	5,000	5,839
Massachusetts State G.O. Limited Refunding Bonds, Series A (AMBAC Insured),
5.50%, 8/1/30	10,000	13,286
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.25%, 8/1/20	3,505	4,205
5.25%, 8/1/21	2,500	3,046
Massachusetts State G.O. Limited Refunding Bonds, Series B (AGM Insured),,
5.25%, 9/1/24	3,850	4,865
Massachusetts State G.O. Limited Refunding Bonds, Series B (AMBAC-TCRS-BNY Insured),
5.25%, 8/1/28	2,500	3,251
Massachusetts State G.O. Limited Refunding Bonds, Series B (AGM Insured),
5.25%, 9/1/23	4,185	5,268
5.25%, 9/1/25	500	640
Massachusetts State G.O. Limited Refunding Bonds, Series C,
5.00%, 8/1/24	10,000	12,506
Massachusetts State G.O. Limited Refunding Bonds, Series D,
5.50%, 10/1/15	5,000	5,200
Massachusetts State Health & Educational Facilities Authority Partners Healthcare Revenue Bonds, Series J1,
5.25%, 7/1/29	5,000	5,779
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Harvard University,
5.50%, 11/15/36	5,000	5,799
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series M, TUFTS University,
5.25%, 2/15/26	1,250	1,574
Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded,
5.00%, 8/15/15	10,000	10,299
5.00%, 8/15/15	1,290	1,329
Massachusetts State School Building Authority Sales TRB, Series A (NATL-RE Insured), Prerefunded,
5.00%, 8/15/15	9,255	9,532
Massachusetts State School Building Authority Sales TRB, Series A (AMBAC Insured),
5.00%, 8/15/37	5,000	5,443
Massachusetts State School Building Authority Sales TRB, Series A-2012-2 (AGM Insured), Prerefunded,
5.00%, 8/15/15	14,660	15,098
Massachusetts State Special Obligation Consolidated Loan Revenue Bonds, Series A (AGM Insured),
5.50%, 6/1/18	500	575
5.50%, 6/1/21	500	615
Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds,
5.00%, 8/1/25	10,775	13,590
Massachusetts State Water Resources Authority General Revenue Bonds, Series J (AGM G.O. of Authority Insured), Escrowed To Maturity,
5.25%, 8/1/15	1,500	1,544
Massachusetts State Water Resources Authority General Revenue Bonds, Series J (AGM G.O. of Authority Insured),
5.50%, 8/1/22	3,300	4,146
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (G.O. of Authority Insured),
5.00%, 8/1/26	5,000	5,873

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Massachusetts - 6.0% continued
Massachusetts State Water Resources Authority Revenue Bonds, Series A (G.O. of Authority Insured), Escrowed to Maturity,
6.50%, 7/15/19	$1,400	$1,572

		179,196

Michigan - 1.2%
Caledonia Community Schools G.O. Unlimited Refunding Bonds (NATL-RE Q-SBLF Insured), Prerefunded,
5.00%, 5/1/15	1,140	1,158
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.00%, 10/15/27	10,000	11,526
Michigan State Finance Authority Revenue Bonds, Series A, Unemployment Obligation Assessment,
5.00%, 7/1/19	6,875	7,980
Michigan State Finance Authority Subordinate Revenue Refunding Bonds, State Revolving Fund,
5.00%, 10/1/25	3,970	4,791
Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Unrefunded Balance,
4.75%, 10/1/23	345	346
Michigan State Trunk Line Revenue Refunding Bonds,
5.00%, 11/15/21	2,500	3,001
Royal Oak Hospital Finance Authority Revenue Refunding Bonds, Series D, William Beaumont Hospital,
5.00%, 9/1/39	5,000	5,630

		34,432

Minnesota - 1.0%
Hennepin County G.O. Unlimited Bonds, Series A,
5.00%, 12/1/25	3,515	4,299
Metropolitan Council Minneapolis- Saint Paul Metropolitan Area G.O. Unlimited Bonds, Series C, Transit Notes,
5.00%, 3/1/15	2,000	2,016
Metropolitan Council Minneapolis- Saint Paul Metropolitan Area G.O. Unlimited GANS, Series A,
4.00%, 3/1/15	4,000	4,026
1.00%, 3/1/16	7,000	7,035
Minneapolis-St. Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT),
5.00%, 1/1/22	2,500	2,838
Minnesota State G.O. Unlimited Bonds, Series A, Escrowed to Maturity,
5.00%, 10/1/20	75	90
Minnesota State Housing Finance Agency Revenue Refunding Bonds, Series E,
3.50%, 1/1/32	2,500	2,518
Minnesota State Various Purpose G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 8/1/22	245	296
Minnesota State Various Purpose G.O. Unlimited Bonds, Series A, Unrefunded Balance,
5.00%, 8/1/23	5,300	6,468

		29,586

Mississippi - 0.7%
Mississippi State G.O. Unlimited Bonds, Series F,
5.25%, 10/1/23	5,090	6,396
Mississippi State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 11/1/20	2,375	2,821
5.00%, 11/1/21	8,705	10,477
Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	15	15

		19,709

Missouri - 1.3%
Curators of the University of Missouri System Facilities Revenue Refunding Bonds, Series A,
5.00%, 11/1/25	1,700	2,122
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds,
5.00%, 1/1/22	5,060	5,918
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds Program,
5.00%, 7/1/23	3,620	4,486

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Missouri - 1.3% continued
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series A, SSM Health Care,
5.00%, 6/1/26	$2,000	$2,373
Missouri State Highway & Transit Commission Road Revenue Refunding Bonds, Series A, First Lien,
5.00%, 5/1/22	10,000	12,200
Missouri State Highways & Transit Commission Road Revenue Refunding Bonds, Series A, First Lien,
5.00%, 5/1/24	10,000	12,507

		39,606

Nebraska - 0.6%
Lincoln Electric System Revenue Bonds, Prerefunded,
5.00%, 9/1/15	5,500	5,677
Nebraska State Public Power District General Revenue Bonds, Series B,
5.00%, 1/1/23	1,000	1,203
Omaha Public Power District Electric System Revenue Refunding Bonds, Subseries CC,
4.00%, 2/1/38	10,000	10,370

		17,250

Nevada - 0.5%
Clark County G.O. Limited Tax Bank Bonds,
5.00%, 6/1/38	2,500	2,743
Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C,
5.00%, 6/1/21	8,000	9,023
Washoe County Highway Motor Vehicle Fuel TRB,
4.75%, 2/1/21	3,400	3,790

		15,556

New Hampshire - 0.4%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Health University System,
5.25%, 6/1/39	5,000	5,701
New Hampshire State Municipal Bond Bank Revenue Refunding Bonds, Series A,
5.00%, 8/15/20	2,800	3,308
5.00%, 8/15/21	2,970	3,557

		12,566

New Jersey - 1.7%
New Jersey State Economic Development Authority Revenue Refunding Bonds, Series II, School Facilities Construction,
5.00%, 3/1/25	5,000	5,548
New Jersey State Economic Development Authority Revenue Refunding Bonds, Series PP, School Facilities Construction Project,
5.00%, 6/15/18	2,000	2,229
New Jersey State Economic Development Authority Revenue Refunding Bonds, Series PP, School Facilities Construction Project (AGM-CR Insured),
5.00%, 6/15/25	10,000	11,697
New Jersey State Transportation Program Trust Fund Authority Revenue Bonds, Series AA,
5.50%, 6/15/39	5,000	5,703
5.00%, 6/15/44	5,000	5,390
New Jersey State Transportation Program Trust Fund Authority Revenue Bonds, Series AA (State Appropriation Insured),
5.00%, 6/15/23	1,300	1,475
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A,
5.75%, 6/15/20	5,000	5,790
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series C,
5.25%, 6/15/32	10,000	11,361

		49,193

New Mexico - 0.1%
New Mexico State Finance Authority Revenue Bonds, Series C,
5.00%, 6/1/23	2,770	3,318

New York - 11.9%
Long Island Power Authority Revenue Bonds, Series A,
6.25%, 4/1/33	5,000	5,842
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B,
5.00%, 11/15/34	5,000	5,643

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
New York - 11.9% continued
Metropolitan Transportation AuthorityRevenue Bonds, Series B-4,
5.00%, Mandatory Put 11/15/19	$10,000	$11,556
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.25%, 11/15/26	5,000	5,781
Metropolitan Transportation Authority Revenue Bonds, Subseries D-1,
5.00%, 11/15/31	3,585	4,214
5.25%, 11/15/44	5,000	5,820
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D,
5.00%, 11/15/23	5,000	5,563
5.00%, 11/15/24	5,000	5,563
New York City G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York City G.O. Unlimited Bonds, Subseries C-1, Fiscal 2008,
5.00%, 10/1/22	5,000	5,587
New York City Municipal Water Finance Authority Water & SewerSystemRevenue Bonds, Series CC, Second General Resolution,
4.00%, 6/15/45	2,500	2,549
New York City Municipal Water Finance Authority Water & SewerSystem Revenue Bonds, Series GG-1, Second General Resolution,
5.00%, 6/15/39	5,000	5,589
New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding),
5.00%, 7/15/26	10,000	11,678
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,809
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B,
5.00%, 11/1/21	5,000	5,880
5.00%, 2/1/22	2,000	2,367
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B1,
5.00%, 11/1/23	10,000	12,330
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B-1, Fiscal 2015,
5.00%, 8/1/33	10,000	11,801
5.00%, 8/1/34	10,000	11,773
5.00%, 8/1/35	5,000	5,855
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,
5.00%, 2/1/23	10,380	12,490
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	1,000	1,185
New York City Transitional Finance Authority Future Tax Secured Subordinated Revenue Bonds, Series C, Prerefunded,
5.50%, 11/1/15	13,230	13,817
New York G.O. Unlimited Bonds, Series D,
5.00%, 8/1/23	5,000	6,048
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding),
5.25%, 10/1/23	5,000	5,756
New York State Dormitory Authority Personal Income TRB, Group Series C,
5.00%, 3/15/37	5,000	5,790
New York State Dormitory Authority Sales TRB, Series A,
5.00%, 3/15/27	10,000	12,116
5.00%, 3/15/29	10,000	11,967
New York State Dormitory Education Authority Personal Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured),
5.50%, 3/15/30	7,500	9,895
New York State Dormitory Education Authority Personal Income TRB, Series B,
5.75%, 3/15/36	16,000	18,555
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Project Revolving Funds,
5.00%, 6/15/36	5,000	5,731

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
New York - 11.9% continued
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series C, Municipal Water Finance Revolving Funds,
5.00%, 6/15/25	$5,000	$5,107
New York State Environmental Facilities Corp. Personal Income TRB, Series A,
5.25%, 12/15/26	10,000	11,444
New York State Environmental Facilities Corp. Revenue Bonds, Series 2010, Master State Revolving Funds,
5.00%, 5/15/23	2,000	2,447
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR G.O. of Corp. Insured),
5.00%, 4/1/21	7,505	8,964
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-RE-IBC G.O. of Corp. Insured),
5.50%, 4/1/17	4,425	4,744
New York State Thruway Authority Revenue Refunding Bonds,
5.00%, 1/1/29	5,000	5,925
5.00%, 1/1/31	13,260	15,612
New York State Thruway Transportation Authority Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,570
New York State Urban Development Corp. Personal Income TRB, Series D,
5.00%, 3/15/22	10,000	12,093
New York State Urban Development Corp. Service Contract Revenue Refunding Bonds, Series D,
5.38%, 1/1/22	1,850	2,140
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT),
5.00%, 10/15/21	5,000	5,878
Port Authority of New York & New Jersey Consolidated-One Hundred Eighty-Third Revenue Bonds,
4.00%, 6/15/44	7,500	7,739
Port Authority of New York & New Jersey Consolidated-One Hundred Eighty-Third Revenue Bonds (AMT),
5.00%, 9/1/26	1,130	1,337
Port Authority of New York & New Jersey Revenue Bonds, Series 179,
5.00%, 12/1/26	5,000	6,057
Port Authority of New York & New Jersey Revenue Bonds, Series 186 (AMT),
5.00%, 12/1/20	1,000	1,165
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/27	10,000	12,384
Triborough Bridge & Tunnel Authority General Revenue BANS, Series A,
5.00%, 5/15/15	15,000	15,270

		355,431

North Carolina - 3.0%
Charlotte COPS, Series B,
3.00%, 6/1/22	8,000	8,342
Charlotte G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/27	3,500	4,236
Mecklenburg County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/1/20	5,495	6,578
North Carolina State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/15	28,305	28,880
North Carolina State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/15	1,500	1,531
5.00%, 6/1/23	10,000	12,393
North Carolina State G.O. Unlimited Refunding Bonds, Series E,
5.00%, 5/1/20	5,000	5,924
North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A,
5.25%, 1/1/20	2,000	2,214
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 5/1/21	5,000	5,965
Wake County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 3/1/21	5,000	6,008
Wake County Public Improvement G.O. Unlimited Bonds,
5.00%, 9/1/21	5,000	6,053

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
North Carolina - 3.0% continued
Wake County School G.O. Unlimited Bonds, Series A,
5.00%, 5/1/20	$2,225	$2,636

		90,760

Ohio - 2.4%
American Municipal Power, Inc. Revenue Refunding Bonds, Series A,
5.00%, 2/15/26(1)	15,000	17,566
5.00%, 2/15/29(1)	2,000	2,300
American Municipal Power, Inc. Revenue Refunding Bonds, Series B, Prairie State Energy Campus,
5.00%, Mandatory Put 8/15/20(1)	5,000	5,740
Cuyahoga County Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/34	1,500	1,768
4.00%, 12/1/38	5,000	5,221
Northeast Ohio Regional Sewer District Revenue Refunding Bonds,
4.00%, 11/15/49	2,500	2,558
5.00%, 11/15/49	2,500	2,867
Ohio State Common Schools G.O. Unlimited Bonds, Series B,
5.00%, 6/15/22	5,000	6,063
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/22	5,000	6,074
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/22	2,500	3,037
5.00%, 8/1/23	10,000	12,302
Ohio State Major New Infrastructure Project Garvee Revenue Bonds,
5.00%, 12/15/22	2,250	2,710
Ohio State Water Development Authority PCR Refunding Bonds, Series B, Loan Fund, Prerefunded,
5.00%, 6/1/15	1,000	1,020
University of Cincinnati General Receipts Revenue Bonds, Series G (NATL-RE Insured),
5.00%, 6/1/28	2,075	2,276

		71,502

Oklahoma - 0.2%
Oklahoma State Municipal Power Authority Revenue Refunding Bonds, Series A,
5.00%, 1/1/27	6,250	7,478

Oregon - 0.9%
Oregon State Board of Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/23	4,480	5,260
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A,
5.00%, 11/15/22	6,485	7,979
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien,
5.00%, 11/15/20	10,000	11,203
Portland Community College District G.O. Unlimited Bonds,
5.00%, 6/15/21	2,560	3,068

		27,510

Pennsylvania - 1.3%
Berks County G.O. Unlimited Refunding Bonds,
5.00%, 11/15/24(1)	1,520	1,881
Pennsylvania State G.O. Unlimited Bonds, First Series,
5.00%, 6/15/25	4,950	6,020
5.00%, 6/15/26	1,105	1,334
Pennsylvania State G.O. Unlimited Refunding Bonds, First Series,
5.00%, 7/1/22	10,000	12,041
5.00%, 7/1/22	5,000	6,021
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding Bonds, Series A (AMBAC Insured),
5.00%, 12/1/19	5,075	5,502
Pennsylvania State Turnpike Commission Revenue Refunding Bonds,
5.00%, 12/1/34	5,000	5,746

		38,545

Rhode Island - 0.5%
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series A, Consolidated Capital Development Loan,
5.50%, 8/1/25	5,000	6,077

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Rhode Island - 0.5% continued
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan,
5.00%, 10/15/27	$2,630	$3,086
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan,
5.00%, 8/1/21	1,000	1,191
Rhode Island State Clean Water Finance Agency PCR Refunding Bonds, Subseries A,
5.00%, 10/1/21	2,880	3,437

		13,791

South Carolina - 1.5%
Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 11/1/23	2,500	3,012
College of Charleston Academic & Administrative Facilities Revenue Bonds, Series A,
4.00%, 4/1/40	8,340	8,488
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC-CR MBIA Insured),,
5.38%, 1/1/25	4,960	6,088
South Carolina State Public Service Authority Obligations Revenue Refunding Bonds, Series C,
5.00%, 12/1/27	3,000	3,592
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper Project,
5.50%, 1/1/38	12,000	13,622
South Carolina State Transportation Infrastructure Bank Revenue Refunding Bonds, Series A (BHAC-CR AMBAC Insured),
5.00%, 10/1/22	10,000	10,345

		45,147

Tennessee - 1.2%
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A,
5.00%, 7/1/24	10,275	12,081
Tennessee State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/21	11,825	14,282
Tennessee State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/26	5,000	6,223
Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program (G.O. of Agency Insured),
3.75%, 1/1/19	455	480
4.05%, 7/1/20	460	496
4.13%, 7/1/21	1,600	1,717

		35,279

Texas - 9.3%
Austin Airport System Revenue Bonds (AMT),
5.00%, 11/15/34(1)	1,250	1,419
Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/22	100	120
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-1 (PSF-Gtd.),
3.00%, Mandatory Put 8/15/19	6,550	6,967
Dallas G.O. Limited Refunding Bonds,
5.00%, 2/15/28	9,275	11,170
5.00%, 2/15/29	4,150	4,991
Falls City Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 8/15/32	1,500	1,702
Garland Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/24	10,000	11,825
Harris County-Houston Sports Authority Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 11/15/30	5,000	5,761
Houston Higher Education Finance Corp. Revenue Bonds, Series B, Rice University Project,
4.50%, 11/15/37	2,500	2,685
Houston Independent School District G.O. Limited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/18	5,000	5,631

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Texas - 9.3% continued
Houston Independent Schoolhouse District G.O. Limited Bonds (PSF-Gtd.),
5.00%, 2/15/25	$10,000	$10,889
Houston Public Improvement G.O. Limited Refunding Bonds, Series D (AGM Insured), Prerefunded,
5.00%, 3/1/16	1,590	1,676
Houston Public Improvement G.O. Limited Refunding Bonds, Series D, Unrefunded Balance (AGM Insured),
5.00%, 3/1/17	10	11
Humble Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/29	10,000	10,771
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, Prerefunded,
6.50%, 5/15/18	35	41
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, Unrefunded Balance,
6.50%, 5/15/37	9,965	10,171
Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded,
5.50%, 5/15/19	5	6
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded,
5.50%, 5/15/19	80	94
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-1, Prerefunded,
5.50%, 5/15/19	5	6
Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Prerefunded,
5.50%, 5/15/19	5	6
Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Unrefunded Balance,
5.50%, 5/15/33	1,905	2,152
North East Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.25%, 2/1/30	2,000	2,591
North East Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.25%, 2/1/28	9,585	12,325
North Texas Tollway Authority System Revenue Refunding Bonds, Series B, Second Tier,
5.00%, 1/1/31	5,000	5,695
Northside Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/15/22	5,000	6,054
Prosper Independent School District G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
5.13%, 8/15/15	3,910	4,031
San Antonio Electric & Gas System Revenue Bonds, Series A, Prerefunded,
5.00%, 2/1/16	12,655	13,303
Texas State A&M University Financing System Revenue Bonds, Series D,
5.00%, 5/15/27	5,000	6,083
Texas State G.O. Unlimited TRANS,
1.50%, 8/31/15	70,000	70,639
Texas State PFA Revenue Refunding Bonds, Series B, Assessment Unemployment Compensation,
4.00%, 1/1/18	5,000	5,258
Texas State Transportation Commission G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/24	10,000	12,547
5.00%, 10/1/25	5,000	6,240
5.00%, 10/1/30	20,000	24,283
Texas State Transportation Commission Highway Improvement G.O. Unlimited Bonds,
5.00%, 4/1/26	10,325	12,713
University of Texas Revenue Refunding Bonds, Series B,
5.00%, 8/15/25	5,000	6,305

		276,161

Utah - 0.3%
North Davis County Sewer Distric Revenue Bonds,
5.00%, 3/1/23	2,265	2,773
Utah State G.O. Unlimited Bonds,
5.00%, 7/1/23	5,000	6,073

		8,846

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Vermont - 0.1%
Vermont State G.O. Unlimited Bonds, Series B,
5.00%, 8/15/22	$1,425	$1,743

Virginia - 1.9%
Fairfax County Industrial Development Authority Revenue Bonds, Series A, Inova Health System Project,
4.00%, 5/15/44	6,000	6,108
Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 10/1/23	13,000	16,196
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/22	1,360	1,643
Richmond G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 3/1/24	5,000	6,102
Upper Occoquan Sewage Authority Revenue Refunding Bonds,
5.00%, 7/1/27	5,000	6,245
Virginia State College Building Authority Educational Facilities Public Higher Education Revenue Refunding Bonds, Series B (State Aid Withholding),
5.00%, 9/1/24	12,055	14,991
Virginia State G.O. Unlimited Bonds, Series A,
5.00%, 6/1/19	1,000	1,162
Virginia State Public Facilities Building Authority Revenue Refunding Bonds, Series B-3,
4.00%, 8/1/22	1,520	1,735
Virginia State Resources Authority Clean Water Revenue Refunding Bonds, Subordinate Lien, State Revolving Fund,
5.50%, 10/1/22	1,000	1,263

		55,445

Washington - 2.8%
Grant County Public Utility District No. 2 Electric Revenue Refunding Bonds, Series I, Escrowed To Maturity,
3.00%, 1/1/16	4,035	4,144
King County School District No. 405 Bellevue G.O. Unlimited Bonds (AGM Insured), Prerefunded,
4.20%, 12/1/15	5,000	5,184
Pierce County School District No. 10 Tacoma G.O. Unlimited Bonds (School Board Guaranty Program),
5.25%, 12/1/38	2,000	2,393
Port of Seattle Revenue Refunding Bonds, Series C (AMT), Intermediate Lien,
5.00%, 2/1/18	1,000	1,116
University of Washington General Revenue Bonds,
5.00%, 7/1/26	2,285	2,763
Washington State G.O. Unlimited Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 7/1/15	7,700	7,887
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
5.00%, 7/1/22	5,000	6,067
Washington State G.O. Unlimited Refunding Bonds, Series R-2015-C,
5.00%, 7/1/23	13,855	17,029
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services,
5.25%, 10/1/39	4,000	4,440
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series E (AMBAC Insured), Prerefunded,
5.00%, 1/1/16	13,665	14,300
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/24	10,000	12,413
Washington State Various Purpose G.O. Unlimited Bonds, Series D,
5.00%, 2/1/25	5,000	6,135

		83,871

Wisconsin - 0.6%
Wisconsin State G.O. Unlimited Refunding Bonds, Series 4,
5.00%, 5/1/26(1)	10,500	12,958
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Thedacare, Inc.,
4.00%, 12/15/39(1)	1,000	1,007
5.00%, 12/15/39(1)	2,500	2,827

		16,792

Total Municipal Bonds (Cost $2,516,827)		2,600,713

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 13.9%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(3) (4)	415,560,363	$415,560

Total Investment Companies (Cost $415,560)		415,560

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 3.2%
California State RANS,
1.50%, 6/22/15	$45,000	$45,290
Connecticut State G.O. Unlimited Bonds, Series D,
2.00%, 6/15/15	10,000	10,082
Houston Independent School District G.O. Limited VRDB, Series A (PSF-Gtd.),
1.00%, Mandatory Put 6/1/15	10,000	10,026
Illinois State Educational Facilities Authority Adjustable Medium Term VRDB, Field Museum,
4.60%, Mandatory Put 11/1/15	4,250	4,378
Kentucky State Property & Building Commission Revenue Refunding Bonds, Series A, Project No. 100,
4.00%, 8/1/15	1,600	1,636
Massachusetts State G.O. Limited RANS, Series B,
1.50%, 5/28/15	7,140	7,181
Massachusetts State Health & Educational Facilities Authority Various Revenue Bonds, Series Y, Harvard University Issue,
0.02%, 7/1/35	10,000	10,000
Polk County G.O. Unlimited Refunding Bonds, Series C,
2.00%, 6/1/15	2,335	2,353
Tennessee State G.O. Unlimited Bonds, Series A,
4.00%, 5/1/15	3,425	3,469

Total Short-Term Investments (Cost $94,300)		94,415

Total Investments - 104.5% (Cost $3,026,687)		3,110,688

Liabilities less Other Assets - (4.5)%		(134,562)

NET ASSETS - 100.0%		$2,976,126

(1)	When-Issued Security.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	At March 31, 2014, the value of the Fund’s investment in the Tax-Exempt Portfolio of Northern Institutional Funds was approximately $304,888,000 with net purchases of approximately $110,672,000 during the nine months ended December 31, 2014.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At December 31, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	20.8%
AA	53.3
A	11.2
SP1+/MIG1	0.6
Not Rated	3.2
Cash and Equivalents	10.9

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

NORTHERN FUNDS QUARTERLY REPORT    17    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued	DECEMBER 31, 2014 (UNAUDITED)

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	13.3%
General	13.9
General Obligation	32.8
Transportation	9.9
Water	6.6
All other sectors less than 5%	23.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$2,600,713	(1)	$—	$2,600,713
Investment Companies	415,560	—		—	415,560
Short-Term Investments	—	94,415		—	94,415

Total Investments	$415,560	$2,695,128		$—	$3,110,688

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,026,769

Gross tax appreciation of investments	$85,885
Gross tax depreciation of investments	(1,966)

Net tax appreciation of investments	$83,919

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GANS - Grant Anticipation Notes

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IBC - Insured Bond Certificates

MBIA - Municipal Bonds Insurance Association

NATL-RE - National Public Finance Guarantee Corp.

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipited Notes

SFM - Single Family Mortgage

TRANS - Tax Anticipation Notes

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4%
Alabama - 0.0%
Alabama State Capital Improvement G.O. Unlimited Bonds, Series B,
4.00%, 8/1/15	$150	$153
Birmingham Capital Improvement G.O. Unlimited Refunding Bonds, Series A (AMBAC Insured), Prerefunded,
4.50%, 12/1/16	365	393

		546

Arizona - 4.3%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A,
4.00%, 7/1/15	565	576
Arizona State Department of Administration Refunding COPS, Series B,
4.00%, 10/1/15	400	411
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road,
5.00%, 7/1/15	5,000	5,121
Arizona State Transportation Board Highway Revenue Bonds,
5.00%, 7/1/15	150	154
Chandler G.O. Limited Refunding Bonds,
4.00%, 7/1/21	4,000	4,548
Maricopa County Community College District G.O. Unlimited Bonds, Series C,
4.00%, 7/1/15	1,000	1,019
4.00%, 7/1/16	1,000	1,054
Maricopa County Community College District G.O. Unlimited Refunding Bonds,
2.00%, 7/1/15	5,000	5,046
Maricopa County Unified School District No. 11 Peoria G.O. Unlimited Bonds, School Improvement Project,
5.00%, 7/1/16	4,250	4,534
Maricopa County Unified School District No. 4 Mesa G.O. Limited Refunding Bonds,
4.00%, 7/1/19	2,000	2,233
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series A, School Improvement Project of 2013,
3.00%, 7/1/15	2,675	2,711
Maricopa County Union High School District No. 216 Agua Fria G.O. Limited Refunding Bonds,
4.00%, 7/1/16	770	809
Peoria G.O. Unlimited Bonds, Series A, Projects of 2000 & 2005,
3.00%, 7/1/15	200	203
Phoenix Civic Improvement Corp. Transportation Excise TRB,
4.00%, 7/1/16	3,500	3,689
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (NATL-RE Insured), Prerefunded,
5.00%, 7/1/15	8,500	8,704
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien,
5.00%, 7/1/21	5,000	5,993
Phoenix G.O. Unlimited Bonds, Series B, Prerefunded,
5.00%, 7/1/15	5,000	5,120
Pima County Street & Highway Revenue Bonds (NATL-RE Insured), Prerefunded,
4.00%, 7/1/15	300	306
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Projectof 2007,
2.00%, 7/1/16	425	434
Pinal County Obligation Revenue Bonds,
5.00%, 8/1/21	2,505	2,968
Pinal County Obligations Revenue Refunding Bonds,
3.00%, 8/1/15	1,820	1,849
Regional Public Transportation Authority Excise TRB, Series A, Maricopa County Public Transportation,
5.00%, 7/1/15	400	410
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A,
5.00%, 1/1/16	150	157
Scottsdale G.O. Unlimited Bonds, Series 2008A, Project of 2000,
3.50%, 7/1/15	100	102
Tempe Union High School District No. 213 G.O. Unlimited Bonds, School Improvement Project of 2008,
3.25%, 7/1/15	300	305

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4% continued
Arizona - 4.3% continued
Tucson Water System Revenue Bonds,
5.00%, 7/1/16	$1,275	$1,363

		59,819

California - 6.6%
Bay Area Toll Bridge Authority Variable Revenue Bonds, Series B,
1.50%, Mandatory Put 4/2/18	1,000	1,009
California State Department of Water Resources Center Valley Project Revenue Refunding Bonds, Series AS,
5.00%, 12/1/21	9,000	10,979
California State Department of Water Resources Power Supply Revenue Bonds, Series L,
5.00%, 5/1/16	200	212
California State Department of Water Resources Supply Revenue Bonds, Series L,
5.00%, 5/1/15	10,000	10,163
California State G.O. Unlimited Refunding Bonds,
5.00%, 3/1/16	100	105
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, St. Joseph Health System,
5.00%, Mandatory Put 10/18/22	2,500	3,020
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/18	10,000	11,445
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 11/1/20	8,000	9,542
5.00%, 12/1/21	5,000	6,048
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/22(1)	2,590	3,172
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
5.00%, 7/1/19	5,000	5,837
Los Angeles Unified School District G.O. Unlimited Bonds, Series C, Election of 2002 (AGM Insured),
4.00%, 7/1/15	200	204
Los Angeles Unified School District G.O. Unlimited Bonds, Series I,
5.00%, 7/1/15	5,000	5,122
Los Angeles Unified School District G.O. Unlimited Bonds, Series KY,
5.00%, 7/1/15	200	205
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/21	10,000	12,054
Sacramento Regional County Sanitation Districts Financing Authority Revenue Bonds (NATL Insured), Prerefunded,
5.00%, 6/1/16	500	533
San Francisco Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C3,
1.45%, Mandatory Put 8/1/17	6,725	6,794
San Francisco City & County Road Repaving & Street Safety G.O. Unlimited Bonds, Series C,
5.00%, 6/15/18	1,385	1,578
San Juan Unified School District G.O. Unlimited Bonds,
5.00%, 8/1/20	1,125	1,335
San Juan Unified School District G.O. Unlimited Bonds, Series B, Electionof 2012,
3.00%, 8/1/21	2,215	2,387
University of California Revenue Bonds, Series O,
5.00%, 5/15/15	195	199

		91,943

Colorado - 0.8%
Arapahoe County School District No. 5 Cherry Creek G.O. Unlimited Refunding Bonds (State Aid Withholding),
3.00%, 12/15/15	100	103
Colorado State Refunding COPS, Series A, UCDHSC Fitzsimons Academic Projects,
5.00%, 11/1/17	1,875	2,092
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
6.00%, 9/1/21	5,000	6,039
Larimer Weld & Boulder County School District No. R-2J Thompson G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 12/15/15	250	262
Metro Wastewater Reclamation District Sewer Revenue Bonds, Series A,
5.00%, 4/1/16	155	164

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4% continued
Colorado - 0.8% continued
Platte River Power Authority Revenue Bonds, Series GG (AGM Insured),
5.00%, 6/1/15	$250	$255
Regional Transportation District Transit Vehicles COPS, Series A, (AMBAC Insured),
5.00%, 12/1/16	1,590	1,722

		10,637

Connecticut - 2.0%
Connecticut State G.O. Unlimited Bonds, Series A (AGM Insured),
3.80%, 12/15/15	100	104
5.00%, 12/15/15	250	261
Connecticut State G.O. Unlimited Bonds, Series C,
4.10%, 11/1/15	225	232
Connecticut State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 5/1/17	5,520	6,066
Connecticut State G.O. Unlimited Refunding Bonds, Series H,
5.00%, 11/15/20	2,500	2,959
Connecticut State GAAP Conversion G.O. Unlimited Bonds, Series A,
5.00%, 10/15/20	8,000	9,454
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series A,
5.00%, 9/1/21	4,425	5,299
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series 1, Second Lien,
5.00%, 2/1/17	2,500	2,726
Hartford G.O. Unlimited Bonds (AMBAC Insured), Prerefunded,
5.00%, 7/15/16	600	642
Norwalk G.O. Unlimited Refunding Bonds, Series B,
2.50%, 7/1/15	50	51
University of Connecticut Revenue Bonds, Series A (G.O. of University Insured),
3.70%, 4/1/16	100	104
Waterford G.O. Unlimited Bonds,
3.00%, 3/15/16	50	52

		27,950

Delaware - 1.2%
Delaware State G.O. Unlimited Bonds, Series 2009C,
5.00%, 10/1/15	15,000	15,546
University of Delaware Revenue Refunding Bonds, Series B,
5.00%, 11/1/15	1,000	1,040

		16,586

District of Columbia - 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series D,
5.00%, 12/1/15	100	104

Florida - 5.7%
Broward County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 1/1/16	2,525	2,646
Citizens Property Insurance Corp. High Risk Revenue Bonds, Series A1, Senior Secured,
5.00%, 6/1/15	11,265	11,490
Citizens Property Insurance Corp. High Risk Senior Secured Revenue Bonds, Series A-1,
4.00%, 6/1/15	210	213
Clay County Infrastructure Sales Surtax Revenue Bonds (Assured Guaranty Insured),
5.25%, 10/1/17	4,600	5,073
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series B (State Gtd.),
5.00%, 1/1/17	4,335	4,378
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/15	5,430	5,540
5.00%, 6/1/16	100	107
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/17	10,100	11,149
Florida State Board of Public Education G.O. Unlimited Bonds, Series A, Capital Outlay 2006,
5.00%, 6/1/16	125	133
Florida State Department of Transportation G.O. Unlimited Refunding Bonds, Series B, Right of Way,
3.38%, 7/1/16	500	513

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4% continued
Florida - 5.7% continued
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, Escrowed to Maturity,
5.00%, 7/1/15	$10,000	$10,240
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A,
5.00%, 10/1/16	4,000	4,303
Gainesville Utilities System Revenue Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 10/1/15	200	207
Jacksonville Special Revenue Refunding Bonds, Series D,
5.00%, 10/1/15	155	161
JEA Electric System Revenue Bonds, Subseries A,
5.00%, 10/1/15	250	259
JEA Electric System Revenue Bonds, Subseries B,
5.00%, 10/1/15	235	244
JEA Electric System Revenue Bonds, Series Three A,
5.00%, 10/1/17	940	1,048
JEA Electric System Revenue Bonds, Series Three D-1,
4.00%, 10/1/15	250	257
JEA Water & Sewer System Revenue Bonds, Series B, Escrowed to Maturity,
5.00%, 10/1/15	165	171
JEA Water & Sewer System Revenue Bonds, Series C,
3.50%, 10/1/15	150	154
Lee County School Board COPS, Series A (AGM Insured),
4.20%, 8/1/16	250	264
Miami-Dade County G.O. Unlimited Bonds, Series B, Building Better Communities Program,
5.00%, 7/1/15	5,000	5,121
Palm Beach County Public Improvement Revenue Bonds,
4.00%, 5/1/15	200	203
Palm Beach County School Board Refunding COPS, Series E (AMBAC Insured),
5.38%, 8/1/15	5,000	5,153
Palm Beach County School Refunding COPS, Series B,
5.00%, 8/1/22(1)	1,700	2,029
Reedy Creek Improvement District Utilities Revenue Refunding Bonds, Series 2 (AMBAC Insured),
5.00%, 10/1/15	5,730	5,930
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A,
5.00%, 10/1/16	1,500	1,619
Sarasota County Infrastructure Sales Surtax Revenue Refunding Bonds,
5.00%, 10/1/21	1,000	1,199

		79,804

Georgia - 2.7%
Atlanta & Fulton County Recreation Authority Revenue Refunding & Park Improvement Bonds, Series A,
5.00%, 12/1/19	380	441
Cherokee County School System G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 8/1/20	2,160	2,553
Cherokee County School System G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 8/1/20	1,000	1,182
5.00%, 8/1/21	3,285	3,939
Clayton County Water Authority & Sewage Revenue Refunding Bonds,
4.00%, 5/1/16	500	523
De Kalb County Water & Sewer Revenue Refunding Bonds, 2nd Resolution,
5.00%, 10/1/20	1,250	1,468
De Kalb County Water & Sewerage Revenue Bonds, Series A,
3.00%, 10/1/15	100	102
De Kalb Water & Sewerage Revenue Bonds, Series A,
4.00%, 10/1/15	835	859
Forsyth County School District G.O. Unlimited Bonds,
5.00%, 2/1/19	1,000	1,150
5.00%, 2/1/20	1,000	1,174
Fulton County Facilities Corp. COPS, Public Purpose Project,
5.00%, 11/1/15	2,250	2,335
5.00%, 11/1/16	2,280	2,452
5.00%, 11/1/18	2,505	2,832

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4% continued
Georgia - 2.7% continued
Georgia State G.O. Unlimited Bonds, Series A,
5.00%, 1/1/16	$200	$210
Georgia State G.O. Unlimited Bonds, Series D,
5.00%, 5/1/16	150	159
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A,
5.00%, 6/1/18	5,000	5,642
Henry County School District G.O. Unlimited Bonds (State Aid Withholding),
3.00%, 12/1/15	100	103
Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 8/1/19	5,270	6,125
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture (NATL Insured),
5.00%, 7/1/15	4,000	4,095

		37,344

Hawaii - 1.0%
Hawaii State G.O. Unlimited Bonds, Series EH,
5.00%, 8/1/19	3,810	4,428
Hawaii State G.O. Unlimited Refunding Bonds, Series CY (AGM Insured),
5.75%, 2/1/15	125	126
Hawaii State G.O. Unlimited Refunding Bonds, Series DY,
3.00%, 2/1/16	100	103
4.00%, 2/1/16	100	104
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,000	6,010
Hawaii State G.O. Unlimited Refunding Bonds, Series EJ,
3.00%, 8/1/15	100	102
Honolulu City & County G.O. Unlimited Bonds, Series A (AGM Insured),
5.25%, 7/1/16	150	161
Honolulu City & County G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 7/1/15	300	307
Honolulu City & County G.O. Unlimited Bonds, Series B (AGM Insured),
5.25%, 7/1/15	240	246
Honolulu City & County G.O. Unlimited Bonds, Series C (NATL-RE Insured), Prerefunded,
5.00%, 7/1/15	175	179
Honolulu City & County G.O. Unlimited Bonds, Series F,
5.00%, 9/1/15	2,000	2,065
Honolulu City & County Wastewater System Revenue Bonds, Junior Series A, Second Bond Resolution (AGM Insured),
5.00%, 7/1/16	650	694

		14,525

Idaho - 0.2%
Twin Falls County School District No. 411 G.O. Unlimited Refunding Bonds, Series C (Idaho Salestax Guaranty Insured),
5.00%, 9/15/17	1,945	2,163

Illinois - 3.7%
Chicago Metropolitan Water Reclamation District of Greater Chicago Capital Improvement G.O. Limited Tax Bonds,
5.00%, 12/1/15	100	104
Chicago Metropolitan Water Reclamation District of Greater Chicago G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/15	500	517
Cook County Community College District No. 504 G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/22	1,150	1,379
Cook County Community High School District No. 228 Bremen G.O. Limited Bonds, Series B,
5.00%, 12/1/17	1,500	1,657
Cook County School District No. 144 Prairie Hills G.O. Limited Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 12/1/20	500	599
Du Page County Community High School District No. 108 G.O. Unlimited Refunding Bonds,
4.00%, 1/1/19	1,000	1,100
Grundy & Will Counties Community Unit School District No. 1 G.O. Unlimited Bonds,
5.88%, 2/1/16	1,120	1,184

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4% continued
Illinois - 3.7% continued
Illinois State Build Sales TRB,
5.00%, 6/15/16	$3,500	$3,732
Illinois State Development Finance Authority Variable Revenue Bonds, St. Vincents De Paul,
1.88%, Mandatory Put 3/1/19	2,000	2,024
Illinois State Finance Authority Revenue Bonds, Clean Water Initiative,
5.00%, 7/1/19	5,440	6,286
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.00%, 3/1/15	4,000	4,032
Illinois State Finance Authority Revenue Bonds, Series A-1, Advocate Health Care,
5.00%, Mandatory Put 1/15/20	1,295	1,498
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A,
5.00%, 12/1/19	3,500	4,074
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 7/1/15	400	410
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A-2 (AGM Insured), Prerefunded,
5.00%, 7/1/16	600	641
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series B,
5.00%, 12/1/17	3,000	3,360
5.00%, 12/1/18	1,000	1,144
Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series A,
5.00%, 6/15/15	750	767
Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series B,
5.00%, 12/15/19	3,500	3,574
Kane County II Community Unit School District No. 101 Batavia G.O. Unlimited Refunding Bonds,
5.00%, 1/1/20	2,250	2,606
Lake & McHenry Counties Community Unit School District No. 118 G.O. Unlimited Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 1/1/15	560	560
Sangamon County Community Unit School District No. 5 G.O. Unlimited Refunding Bonds, Prerefunded (AGM Insured), Escrowed to Maturity,
5.00%, 1/1/16	320	335
Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured),
4.00%, 2/1/19	1,330	1,451
5.00%, 2/1/21	6,260	7,178
Tinley Park G.O. Unlimited Bonds,
4.00%, 12/1/15	425	439
4.00%, 12/1/17	470	509
Winnebago County Public Safety Sales Tax G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 6/30/15	300	307

		51,467

Indiana - 1.1%
Indiana Finance Authority Water Utility Revenue Bonds, Second Lien, Citizens Energy Group,
2.95%, 10/1/22	1,750	1,802
Indiana State Finance Authority Revenue Bonds, Series B, State Revolving Fund Program,
5.50%, 2/1/16	200	211
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series C (AGM Insured),
4.00%, 2/1/16	130	135
South Bend Community School Corp. Revenue Refunding Bonds, First Mortgage, 2002 School Building (NATL Insured State Aid Withholding),
4.50%, 7/15/15	125	128
Sunman Dearborn Intermediate School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program),
3.00%, 7/15/17	900	943
4.00%, 1/15/18	1,335	1,442
Whiting Environmental Facilities Variable Revenue Bonds, BP Products North America,
1.85%, Mandatory Put 10/1/19	11,500	11,467

		16,128

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4% continued
Iowa - 0.0%
Des Moines Capital Loan Notes G.O. Unlimited Refunding Bonds, Series H,
5.00%, 6/1/16	$495	$528

Kansas - 0.4%
Butler County Improvement Unified School District No. 490 G.O. Unlimited Bonds, Series B (AGM Insured), Prerefunded,
5.00%, 9/1/15	395	408
Johnson County Internal Improvement G.O. Unlimited Bonds, Series A,
5.00%, 9/1/16	655	704
5.00%, 9/1/21	835	1,010
Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series A,
5.00%, 9/1/15	1,000	1,032
Wichita G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/18	2,230	2,544

		5,698

Kentucky - 0.9%
Kentucky State Economic Development Finance Authority Revenue Bonds, Series B, Catholic Health Initiatives,
2.70%, Mandatory Put 11/10/21	1,500	1,507
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 95,
5.00%, 8/1/15	5,805	5,969
Kentucky State Turnpike Authority Economic Development Road Revenue Bonds, Series A, Revitalization Projects,
5.00%, 7/1/18	4,500	5,103

		12,579

Louisiana - 0.2%
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/21	2,500	2,996

Maryland - 5.5%
Anne Arundel County Consolidated General Improvement G.O. Limited Bonds,
5.00%, 3/1/15	380	383
5.00%, 3/1/15	250	252
5.00%, 4/1/18	2,915	3,294
Anne Arundel County Consolidated Improvements G.O. Limited Bonds,
5.00%, 4/1/15	150	152
Baltimore Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series C (NATL Insured),
5.50%, 10/15/15	200	208
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 8/1/19	5,000	5,834
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 11/1/15	500	520
Baltimore County Public Improvement G.O. Unlimited Bonds,
5.00%, 2/1/19	5,000	5,770
Baltimore Wastewater Projects Revenue Bonds, Series C,
5.00%, 7/1/21	1,330	1,591
Baltimore Water Project Revenue Bonds, Series A,
5.00%, 7/1/20	1,000	1,179
Charles County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 7/15/17	1,470	1,631
5.00%, 10/1/20	1,935	2,308
5.00%, 10/1/21	2,035	2,463
Charles County G.O. Unlimited Refunding Bonds, Prerefunded,
4.25%, 3/1/15	165	166
Frederick County G.O. Unlimited Refunding Bonds, Series C, Escrowed to Maturity,
4.00%, 12/1/15	50	52
Frederick County G.O. Unlimited Refunding Bonds, Series C, Unrefunded Balance,
4.00%, 12/1/15	6,325	6,547
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Escrowed to Maturity,
4.00%, 8/1/20	235	268
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Unrefunded Balance,
4.00%, 8/1/20	4,985	5,644

TAX-EXEMPT FIXED INCOME FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4% continued
Maryland - 5.5% continued
Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/15/19	$3,735	$4,307
Howard County G.O. Unlimited Refunding Bonds, Series A, Consolidated Public Improvement Project,
5.00%, 8/15/15	150	155
Maryland State & Local Facilities Loan Capital Improvement G.O. Unlimited Bonds, Series A, Prerefunded,
4.00%, 3/1/16	150	156
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series B,
5.00%, 3/15/19	5,000	5,786
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series, Prerefunded,
5.00%, 3/15/17	150	165
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B,
5.00%, 8/1/16	15,000	16,090
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, First Series C,
5.00%, 8/1/20	5,000	5,951
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Second Series,
4.50%, 8/1/20	3,000	3,477
Maryland State Department of Transportation Consolidated Revenue Bonds, Second Issue,
4.00%, 9/1/15	200	205
Maryland State Department of Transportation Consolidated Revenue Bonds,
5.00%, 3/1/15	100	101
Maryland State G.O. Unlimited Refunding Bonds, Series 2-C,
5.00%, 8/1/21	1,350	1,632
Montgomery County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A,
5.00%, 11/1/15	150	156
Montgomery County Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 11/1/15	100	103
University System of Maryland Auxilary Facility & Tuition Revenue Bonds, Series A,
5.00%, 4/1/16	150	159
University System of Maryland Auxilary Facility & Tuition Revenue Bonds, Series D,
4.00%, 4/1/16	150	157

		76,862

Massachusetts - 1.5%
Boston G.O. Unlimited Bonds, Series A,
5.00%, 4/1/15	180	182
Falmouth G.O. Limited Bonds, Series A,
3.00%, 7/15/16	1,210	1,259
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series A,
5.00%, 8/1/16	310	332
5.00%, 4/1/19	3,500	4,049
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C,
4.00%, 12/1/15	200	207
5.00%, 12/1/15	200	209
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C (FGIC-TCRS Insured), Partially Escrowed to Maturity,
5.50%, 11/1/15	445	465
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C (G.O. of Commonwealth Insured),
5.50%, 11/1/15	200	209
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C, Prerefunded,
5.00%, 9/1/15	1,300	1,342
5.00%, 9/1/15	100	103
Massachusetts State Department of Transportation Metropolitan Highway System Revenue Bonds, Senior Series B,
5.00%, 1/1/15	3,500	3,500
Massachusetts State G.O. Limited Bonds, Series B, Consolidated Loan,
4.00%, 6/1/15	300	305
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 8/1/18	4,200	4,780
5.00%, 8/1/19	1,000	1,167

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4% continued
Massachusetts - 1.5% continued
Massachusetts State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 12/1/15	$400	$414
Massachusetts State School Building Authority Sales TRB, Senior Series B,
5.00%, 10/15/15	1,000	1,038
Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded,
5.00%, 8/15/15	395	407
Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Pool Program,
5.00%, 8/1/16	540	579

		20,547

Michigan - 1.3%
Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/20	800	927
Kentwood Public Schools G.O. Unlimited Refunding Bonds,
4.00%, 5/1/18	2,340	2,548
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/17	1,100	1,217
Michigan State Building Authority Revenue Refunding Bonds, Series I, Facilities Program,
5.00%, 10/15/15	150	156
Michigan State Finance Authority Clean Water Revolving Fund Revenue Refunding Bonds,
5.00%, 10/1/20	2,805	3,327
Michigan State Finance Authority Revenue Refunding Bonds, State Revolving Fund,
5.00%, 10/1/19	2,755	3,214
Michigan State Finance Authority Unemployment Obligation Assessment Revenue Refunding Bonds, Series B,
5.00%, 7/1/22	1,850	1,975
Michigan State Hospital Finance Authority Revenue Bonds, Chelsea Community Hospital Obligated, Prerefunded,
5.00%, 5/15/15	300	305
Michigan State Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds,
5.00%, 10/1/19	1,635	1,907
Thornapple Kellogg School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/19	325	374
Warren Consolidated School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
4.00%, 5/1/16	350	366
Western Michigan University General Revenue Refunding Bonds,
3.00%, 11/15/15	500	512
5.00%, 11/15/19	850	978

		17,806

Minnesota - 3.3%
Buffalo Independent School District No. 877 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program Insured),
3.00%, 2/1/17	825	865
Edina Independent School Building District No. 273 G.O. Unlimited Refunding Bonds, Series B (School District Credit Program Insured),
5.00%, 2/1/18	4,310	4,832
Hastings Independent School District No. 200 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program Insured),
5.00%, 2/1/21	1,550	1,839
Hennepin County G.O. Unlimited Bonds, Series E, Capital Notes,
4.00%, 12/1/15	100	103
Hennepin County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 12/1/21	3,000	3,636
Metropolitan Council Minneapolis- Saint Paul Metropolitan Area G.O. Unlimited Refunding Bonds, Series C, Transit Capital,
4.00%, 3/1/15	240	241
Minneapolis Improvement G.O. Unlimited Bonds,
4.00%, 12/1/15	100	103
Minnesota State Public Facilities Authority Drinking Water Revenue Bonds, Series A,
5.00%, 3/1/16	250	264
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 10/1/21	2,030	2,458

NORTHERN FUNDS QUARTERLY REPORT    9     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4% continued
Minnesota - 3.3% continued
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series D,
5.00%, 8/1/15	$500	$514
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F,
4.00%, 8/1/15	10,000	10,225
5.00%, 10/1/19	10,075	11,791
Park Rapids Independent School District No. 309 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program Insured),
5.00%, 2/1/17	1,385	1,507
5.00%, 2/1/20	1,410	1,645
Rochester Independent School Building District #535 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program Insured),
5.00%, 2/1/16	120	126
Rochester Wastewater G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/1/19	1,810	2,089
St. Paul Metropolitan Area Council Minneapolis Wastewater G.O. Unlimited Refunding Bonds, Series E,
5.00%, 9/1/21	3,350	4,056

		46,294

Missouri - 0.5%
Belton School District No. 124 G.O. Unlimited Bonds, Series B (State Aid Direct Deposit Program),
4.50%, 3/1/15	100	101
Hazelwood School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
2.00%, 3/1/16	300	306
Jackson County Special Obligation Revenue Refunding Bonds, Truman Sports Complex Project (State Appropriation City Appropriation Insured),
5.00%, 12/1/21	5,000	5,983
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds,
5.00%, 1/1/16	350	367
Missouri State Highway & Transportation Commission Road Revenue Refunding Bonds, Series C, Senior Lien,
5.00%, 2/1/16	150	157
St. Louis Board of Education G.O. Unlimited Refunding Bonds (NATL-RE Insured State Aid Direct Deposit Program),
5.25%, 4/1/15	455	461

		7,375

Nebraska - 0.2%
Lancaster County Public School District No. 1 G.O. Limited Bonds,
4.00%, 1/15/15	150	150
Lincoln Electric System Revenue Refunding Bonds,
4.00%, 9/1/15	100	103
Nebraska State Public Power District General Revenue Bonds, Series C,
5.00%, 1/1/16	600	629
Nebraska State Public Power District General Revenue Refunding Bonds, Series A,
3.00%, 1/1/16	150	154
Omaha Public Power District Electric System Revenue Refunding Bonds, Series B,
5.00%, 2/1/19(1)	2,000	2,296

		3,332

Nevada - 0.9%
Clark County School District Building G.O. Limited Bonds, Series B (AMBAC Insured),
5.00%, 6/15/15	2,000	2,044
Clark County School District G.O. Limited Bonds, Series C (AGM Insured),
5.00%, 6/15/17	255	266
5.00%, 6/15/18	2,000	2,089
Clark County School District G.O. Limited Bonds, Series C (AGM Insured), Prerefunded,
5.00%, 12/15/15	3,825	3,999
5.00%, 12/15/15	1,000	1,046
5.00%, 12/15/15	300	314
Clark County School District G.O. Limited Tax Bonds, Series B,
5.00%, 6/15/15	110	112
Las Vegas Valley Water District G.O. Limited Tax Refunding Bonds, Series D,
5.00%, 6/1/15	750	765

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4% continued
Nevada - 0.9% continued
Nevada State Capital Improvement G.O. Limited Bonds, Series E (AGM Insured),
5.00%, 3/1/16	$100	$106
Nevada State Highway Improvement Motor Vehicle Fuel TRB,
5.00%, 12/1/15	235	245
Nevada State University System G.O. Limited Refunding Bonds, Series G (NATL-RE Insured),
5.00%, 8/1/15	250	257
Washoe County School District G.O. Limited Tax Refunding Bonds, Series A,
4.00%, 6/1/19	1,825	2,028

		13,271

New Hampshire - 0.2%
New Hampshire State Municipal Bond Bank Revenue Refunding Bonds, Series A,
5.00%, 8/15/16	265	285
Portsmouth Capital Improvement Loan G.O. Unlimited Bonds,
5.00%, 6/1/21	1,590	1,912

		2,197

New Jersey - 4.7%
Elizabeth G.O. Unlimited Bonds,
2.00%, 4/1/17	1,620	1,661
Gloucester County G.O. Unlimited Bonds,
2.00%, 9/15/15	100	101
Monmouth County G.O. Unlimited Bonds,
4.00%, 1/15/19	3,515	3,914
Monmouth County Improvement Authority Lease Revenue Bonds, Capital Equipment Pooled Project,
4.00%, 10/1/15	150	154
New Jersey Environmental Infrastructure Trust Revenue Bonds,
5.00%, 9/1/20	2,280	2,715
New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, Unrefunded Balance,
5.00%, 9/1/15	120	124
New Jersey State Economic Development Authority Revenue Refunding Bonds, Series GG, School Facilities (State Appropriation Insured), Escrowed to Maturity,
5.00%, 9/1/15	5,000	5,161
New Jersey State Economic Development Authority Revenue Refunding Bonds, Series PP, School Facilities Construction Project,
5.00%, 6/15/19	15,000	16,854
New Jersey State EDA School Facilities Construction Revenue Bonds, Series O, Prerefunded,
5.13%, 3/1/15	375	378
New Jersey State EDA School Facilities Construction Revenue Refunding Bonds, Series EE,
5.00%, 9/1/18	10,600	11,868
New Jersey State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/15	3,200	3,290
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series C (NATL-RE FGIC Insured), Prerefunded,
5.25%, 6/15/15	4,710	4,818
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series D (AMBAC Insured), Prerefunded,
5.00%, 6/15/15	4,000	4,088
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B,
5.00%, 6/15/19	2,250	2,532
Ocean County G.O. Unlimited Refunding Bonds (NATL-RE Insured),
5.00%, 11/1/15	100	104
Union County G.O. Unlimited Bonds,
3.00%, 3/1/19	4,315	4,620
Union County G.O. Unlimited Bonds, Series B,
3.00%, 3/1/20	2,987	3,196
Union County Vocational Technology School G.O. Unlimited Bonds (School Board Resource Fund Insured),
3.00%, 3/1/18	460	489

		66,067

New Mexico - 1.9%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B,
5.00%, 7/1/21	1,675	2,009

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4% continued
New Mexico - 1.9% continued
Albuquerque G.O. Unlimited Bonds, Series A,
3.00%, 7/1/15	$1,590	$1,613
Albuquerque General Purpose G.O. Unlimited Bonds, Series A,
4.00%, 7/1/17	5,050	5,465
New Mexico State Finance Authority Revenue Bonds, Series A, Senior Lien, Public Project Revolving Fund,
4.25%, 6/1/15	100	102
New Mexico State Finance Authority Transportation Revenue Refunding Bonds, Series A-2, Subordinate Lien,
5.00%, 12/15/15	400	418
New Mexico State Severance Tax Revenue Refunding Bonds, Series D,
5.00%, 7/1/17	10,000	11,064
New Mexico State University Improvement Refunding Revenue Bonds, Series B,
5.00%, 4/1/18	2,615	2,946
New Mexico State University Revenue Refunding & Improvement Bonds, Series B,
5.00%, 4/1/19	2,710	3,122

		26,739

New York - 5.4%
Erie County Fiscal Stability Authority Sales Tax Revenue Refunding Bonds, Series B, State Aid Secured,
4.00%, 1/15/16	125	130
Long Beach City School District G.O. Unlimited Bonds (State Aid Withholding),
3.00%, 5/1/18	4,015	4,282
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B (NATL-RE Insured), Prerefunded,
5.00%, 11/15/16	200	217
Metropolitan Transportation Authority Revenue Bonds, Series A,
5.00%, 11/15/18	1,000	1,143
Metropolitan Transportation Authority Revenue Bonds, Series B-1,
5.00%, 11/15/15	135	141
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.00%, 11/15/17	2,235	2,498
Monroe County Industrial Development Agency School Facilities Revenue Bonds, Rochester Schools Modernization (State Aid Withholding),
5.00%, 5/1/17	705	775
5.00%, 5/1/18	1,000	1,129
New York City G.O. Unlimited Bonds, Series G,
5.00%, 8/1/15	350	360
5.00%, 8/1/19	5,000	5,793
New York City G.O. Unlimited Bonds, Subseries G-1,
5.00%, 4/1/21	1,475	1,746
New York City G.O. Unlimited Bonds, Series H-1,
5.00%, 3/1/16	5,000	5,271
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A, Prerefunded, Escrowed to Maturity,
5.00%, 11/1/15	3,935	4,091
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A, Unrefunded Balance,
5.00%, 11/1/15	1,065	1,108
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B, Prerefunded, Escrowed to Maturity,
5.00%, 11/1/15	120	125
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B, Unrefunded Balance,
5.00%, 11/1/15	660	687
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E,
5.00%, 11/1/15	490	510
New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Series B, Escrowed to Maturity,
5.00%, 11/1/15	5,200	5,407
New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Series B, Unrefunded Balance, Partially Escrowed to Maturity,
5.00%, 11/1/15	3,400	3,537

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4% continued
New York - 5.4% continued
New York Fiscal 2008 G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/15	$170	$175
New York G.O. Unlimited Bonds, Series C,
5.00%, 1/1/16	390	408
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, School Districts Financing Program (AGM Insured State Aid Withholding),
4.50%, 10/1/15	355	366
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding),
5.00%, 10/1/16	1,905	2,055
5.00%, 10/1/17	2,880	3,208
New York State Dormitory Authority Personal Income Tax Education Revenue Bonds, Series D,
5.00%, 3/15/15	130	131
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series A,
5.00%, 2/15/21	4,650	5,539
New York State Dormitory Authority Personal Income TRB, Series B,
5.00%, 3/15/16	400	423
New York State Dormitory Authority Sales TRB, Series A,
5.00%, 3/15/16	125	132
New York State Dormitory Authority Supported Debt Mental Health Services Facilities Revenue Bonds, Unrefunded Balance (State Appropriation Insured),
5.00%, 8/15/15	300	309
New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, City University Consolidated 5th General,
4.00%, 7/1/15	175	178
New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, City University System Consolidated 5th General (NATL Insured),
5.00%, 7/1/15	200	205
New York State Dormitory Education Authority Personal Income TRB, Series A,
5.00%, 3/15/16	1,265	1,337
New York State Economic Development & Housing Finance Agency Personal Income TRB, Series A,
4.00%, 3/15/15	100	101
New York State Education Dormitory Authority Personal Income TRB, Series A,
5.00%, 3/15/16	200	211
New York State Environmental Facilities Corp. Clean Municipal Water & Drinking Revenue Bonds, Series B, Revolving Funds,
5.00%, 6/15/15	250	256
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series A,
5.00%, 6/15/15	150	153
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A, Senior Lien (G.O. of Corp. Insured),
5.00%, 4/1/15	200	202
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A, Subordinated Lien,
5.00%, 4/1/16	100	106
New York State Thruway Authority Local Highway & Bridge Revenue Bonds,
5.00%, 4/1/15	4,500	4,554
New York State Thruway Transportation Authority Personal Income TRB, Series A,
5.00%, 3/15/15	100	101
New York State Transportation Thruway Authority Personal Income TRB, Series A,
4.00%, 3/15/16	150	157
New York State University Dormitory Facilities Authority Supported Debt Revenue Bonds, Series A,
4.00%, 7/1/15	145	148
New York State Urban Development Corp. Personal Income TRB,
5.00%, 12/15/15	440	460
New York State Urban Development Corp. Personal Income TRB, Series A1,
4.00%, 12/15/15	500	518
New York State Urban Development Corp. Personal Income TRB, Series D,
5.00%, 3/15/20	2,850	3,352

NORTHERN FUNDS QUARTERLY REPORT    13     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4% continued
New York - 5.4% continued
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/21	$4,750	$5,666
New York State Urban Development Corp. Revenue Refunding Bonds, Series D,
5.00%, 1/1/16	3,000	3,143
Onondaga County G.O. Limited Refunding Bonds,
2.00%, 3/15/16	265	270
Tobacco Settlement Financing Corp. Revenue Asset Backed Bonds, Series B,
5.00%, 6/1/20	2,500	2,548

		75,362

North Carolina - 2.5%
Cary Public Improvement G.O. Unlimited Refunding Bonds, Series B,
4.00%, 6/1/15	250	254
Forsyth County G.O. Unlimited Bonds,
5.00%, 5/1/20	890	1,055
Mecklenburg County G.O. Unlimited Refunding Bonds, Series C,
3.00%, 12/1/15	3,000	3,078
5.00%, 3/1/16	10,000	10,553
New Hanover County Community College G.O. Unlimited Bonds, Series A,
5.00%, 6/1/17	2,500	2,760
North Carolina State G.O. Unlimited Refunding Bonds, Series C,
4.00%, 5/1/20	10,000	11,313
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 5/1/16	150	159
Union County G.O. Unlimited Refunding Bonds, Series C,
4.00%, 3/1/16	150	157
Wake County School G.O. Unlimited Bonds, Series A,
5.00%, 2/1/18	5,100	5,741

		35,070

Ohio - 3.1%
Columbus G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 7/1/19	5,000	5,823
Columbus Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/15/19	2,000	2,336
Cuyahoga County Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/21	1,115	1,343
Gallia County Local School Improvement District G.O. Unlimited Refunding Bonds (School District Credit Program Insured),
5.00%, 11/1/20	750	884
Hamilton County Metropolitan Sewer District System Revenue Improvement Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 12/1/16	225	245
Hamilton County Sewer System Revenue Refunding Bonds, Series A,
5.00%, 12/1/17	1,150	1,289
Miami University Revenue Refunding Bonds,
4.00%, 9/1/15	540	554
Montgomery County Various Purpose G.O. Limited Refunding Bonds,
2.00%, 12/1/15	275	279
Ohio State Building Authority Revenue Bonds, Series C,
5.00%, 10/1/15	200	207
Ohio State Common Schools G.O. Unlimited Bonds, Series B,
5.00%, 6/15/19	5,000	5,805
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/15	6,000	6,205
Ohio State Department of Administrative Knowledge System Services COPS, Series A,
5.00%, 9/1/15	11,950	12,334
Ohio State Fresh Water Development Authority Revenue Bonds, Series A,
5.00%, 6/1/19	2,000	2,326
Ohio State G.O. Unlimited Bonds, Series D,
5.00%, 9/15/15	100	103
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/1/16	350	368
Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series Q,
5.00%, 5/1/16	200	213

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4% continued
Ohio - 3.1% continued
Ohio State Major New Infrastructure Project Revenue Bonds, Series 2006-1 (NATL-RE Insured),
5.00%, 6/15/15	$150	$153
University of Akron Receipts Revenue Bonds, Series A (AGM Insured),
5.00%, 1/1/15	2,500	2,500

		42,967

Oklahoma - 0.3%
Edmond Public Works Authority Sales Tax & Utility System Revenue Refunding Bonds,
3.00%, 7/1/15	1,850	1,876
Oklahoma City Water & Sewer Utilities Trust Revenue Refunding Bonds, Series B,
3.50%, 7/1/15	200	203
Oklahoma State Municipal Power Authority Revenue Bonds, Series A,
5.00%, 1/1/15	1,575	1,575
Tulsa County Independent School District No. 1 Tulsa Combined Purpose G.O. Unlimited Bonds,
2.00%, 9/1/15	100	101

		3,755

Oregon - 1.4%
Clackamas County G.O. Limited Bonds (NATL-RE Insured),
4.00%, 6/1/15	230	234
Deschutes County Administrative School District No. 1 G.O. Unlimited Bonds (NATL Insured),
4.00%, 6/15/15	100	102
Oregon State Board Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/17	2,380	2,641
Oregon State Department of Administrative Services COPS, Series A (AGM Insured), Prerefunded,
5.00%, 5/1/15	500	508
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series C,
5.00%, 4/1/22	2,000	2,427
Oregon State Department of Transportation Highway User TRB, Series A, Senior Lien,
5.00%, 11/15/15	150	157
Oregon State G.O. Unlimited Bonds, Series E, Oregon Univ System Project,
4.00%, 8/1/15	100	102
Oregon State G.O. Unlimited Bonds, Series L,
5.00%, 11/1/20	1,740	2,080
5.00%, 11/1/21	905	1,096
Oregon State University System G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/20	2,020	2,404
Tri-County Metropolitan Transportation District Payroll Tax & Grant Receipt Revenue Bonds,
4.00%, 11/1/17	5,000	5,235
Washington County Clean Water Services Sewer Revenue Bonds, Series A, Senior Lien,
4.00%, 10/1/15	2,435	2,504
Washington County School District No. 48J Beaverton G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
3.00%, 6/15/15	250	253
Yamhill County School District No. 29J Newberg G.O. Unlimited Bonds, Series A (School Board Guaranty Program),
3.00%, 6/15/15	250	253

		19,996

Pennsylvania - 1.9%
Allegheny County G.O. Unlimited Refunding Bonds, Series C-73,
5.00%, 12/1/20	1,000	1,172
Central Bucks School District G.O. Unlimited Bonds (AGM Insured State Aid Withholding),
5.00%, 5/15/15	100	102
Erie Water Authority Revenue Bonds (AGM Insured), Prerefunded,
4.65%, 6/15/16	200	212
Hempfield School District Lancaster County G.O. Unlimited Bonds, Series A (State Aid Withholding),
3.00%, 10/15/18	300	318
Pennsylvania State G.O. Unlimited Bonds, First Series,
5.00%, 3/15/15	150	152
5.00%, 5/15/15	150	153

NORTHERN FUNDS QUARTERLY REPORT    15     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4% continued
Pennsylvania - 1.9% continued
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.00%, 10/15/15	$3,575	$3,711
Pennsylvania State G.O. Unlimited Refunding Bonds, Second Series,
5.00%, 7/1/15	15,000	15,363
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania,
5.00%, 9/1/17	5,000	5,565
Philadelphia Water & Wastewater Revenue Bonds, Series A,
4.00%, 1/1/17	500	533

		27,281

South Carolina - 2.0%
Charleston Educational Excellence Finance Corp. Revenue Bonds, Charleston County School District, Prerefunded,
5.25%, 12/1/15	150	157
Clover School District No. 2 G.O. Unlimited Bonds, Series A (AGM SCSDE Insured),
5.00%, 3/1/16	120	126
Horry County School District G.O. Unlimited Refunding Bonds (SCSDE Insured),
5.00%, 3/1/18	5,705	6,422
Laurens County School District No. 56 G.O. Unlimited Bonds (Assured Guaranty SCSDE Insured),
5.10%, 3/1/16	200	211
Lexington County School District No. 1 G.O. Unlimited Bonds, Series C (SCSDE Insured),
5.00%, 2/1/16	325	342
Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured),
5.00%, 3/1/19	2,120	2,446
Richland County School District No. 1 G.O. Unlimited Refunding Bonds, Series C (SCSDE Insured),
5.00%, 3/1/21	2,000	2,383
South Carolina State Capital Improvements G.O. Unlimited Bonds,
5.00%, 3/1/15	10,000	10,082
5.00%, 3/1/16	100	105
South Carolina State Economic Development G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 10/1/15	300	311
Spartanburg County School District No. 1 G.O. Unlimited Refunding Bonds, Series D (SCSDE Insured),
5.00%, 3/1/20	2,040	2,390
5.00%, 3/1/21	2,300	2,732

		27,707

South Dakota - 0.1%
South Dakota Housing Development Authority Revenue Refunding Bonds, Series D, Homeownership Mortgage,
2.20%, 5/1/21	1,335	1,329

Tennessee - 1.5%
Chattanooga G.O. Unlimited Refunding Bonds, Series B,
2.75%, 2/1/16	100	103
Knoxville Wastewater System Revenue Bonds,
6.00%, 4/1/15	125	127
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Series B, Vanderbilt University (G.O. of University Insured),
5.25%, 10/1/15	5,000	5,191
Shelby County G.O. Unlimited Refunding Bonds, Series A, Prerefunded, Escrowed to Maturity,
5.00%, 4/1/15	995	1,007
Shelby County G.O. Unlimited Refunding Bonds, Series A, Unrefunded Balance,
5.00%, 4/1/15	4,005	4,054
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/15	5,000	5,081
Tennessee State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/20	1,145	1,363
Tennessee State School Bond Authority Revenue Refunding Bonds, Higher Educational Facilities Second Program (State Intercept Program),
5.00%, 11/1/21	2,125	2,568

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4% continued
Tennessee - 1.5% continued
Williamson County District School G.O. Unlimited Bonds, Series A,
5.00%, 4/1/20	$1,000	$1,181

		20,675

Texas - 8.9%
Alief Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
3.00%, 2/15/16	120	124
Alvin Independent Schoolhouse District G.O. Unlimited Bonds, Series B, (PSF-Gtd.),
3.00%, Mandatory Put 8/14/17	5,000	5,264
Alvin Independent Schoolhouse District G.O. Unlimited Refunding Bonds (PSF-Gtd.), Prerefunded,
5.00%, 2/15/15	150	151
Angleton Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/16	300	316
Arlington Independent School Building District G.O. Unlimited Bonds, Series A (PSF-Gtd.),
3.00%, 2/15/16	100	103
Arlington Independent School District Building G.O. Unlimited Bonds, Series A (PSF-Gtd.),
3.00%, 2/15/16	200	206
Arlington Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/16	150	158
Austin Public Property Finance Contractual G.O. Limited Bonds,
5.00%, 9/1/15	165	170
Brownsville G.O. Limited Refunding Bonds,
4.00%, 2/15/18	150	163
Brownsville Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/16	140	147
Brownsville Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), Prerefunded,
5.00%, 8/15/15	200	206
Bryan Independent School District G.O. Unlimited Bonds, Series B (PSF-Gtd.),
5.25%, 2/15/15	200	201
Carrollton-Farmers Branch Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 2/15/16	2,000	2,084
Collin County Road G.O. Unlimited Bonds,
4.50%, 2/15/15	100	101
Colony G.O. Limited Bonds, Certificates of Obligation (AMBAC Insured), Prerefunded,
5.00%, 8/15/15	250	258
Comal Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
4.00%, 2/1/16	200	208
Conroe Independent School District Building G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
4.00%, 2/15/16	150	156
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series 2005-2 (PSF-Gtd.),
3.13%, 2/15/17	7,140	7,511
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-2 (PSF-Gtd.),
3.00%, Mandatory Put 8/15/17	1,750	1,841
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/16	100	105
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.25%, 2/15/17	7,000	7,382
Dallas G.O. Limited Bonds,
5.00%, 2/15/16	245	258
Dallas G.O. Limited Refunding Bonds,
5.00%, 2/15/21	5,000	5,961
Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 2/15/16	150	156
Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.),
5.50%, 2/15/17	10,000	11,019
Dallas Waterworks & Sewer System Revenue Refunding Bonds,
5.00%, 10/1/15	275	285
5.00%, 10/1/15	250	259

NORTHERN FUNDS QUARTERLY REPORT    17     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4% continued
Texas - 8.9% continued
Denton County Permanent Improvement G.O. Limited Refunding Bonds (NATL-RE Insured), Prerefunded,
4.50%, 7/15/15	$200	$205
Eagle Mountain & Saginaw Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.),
2.00%, Mandatory Put 8/1/19	2,500	2,551
El Paso County Hospital District G.O. Limited Certificates (AMBAC Insured), Prerefunded,
5.00%, 8/15/15	1,000	1,030
Fort Worth Water & Sewer Revenue Refunding Bonds,
5.00%, 2/15/17	1,120	1,223
Frisco G.O. Limited Bonds, Series A, Certificates of Obligation (AGM Insured),
3.63%, 2/15/16	100	104
Frisco G.O. Limited Refunding & Improvement Bonds (NATL-RE Insured),
5.25%, 2/15/15	100	101
Frisco Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.25%, 8/15/15	210	217
Frisco Refunding & Improvement G.O. Limited Bonds (NATL-RE Insured), Prerefunded,
5.25%, 2/15/15	135	136
Galveston County Pass Thru Toll G.O. Limited Refunding Bonds,
4.00%, 2/1/16	165	172
Garland G.O. Limited Refunding Bonds,
5.00%, 2/15/15	150	151
Garland G.O. Limited Refunding Bonds, Series A,
5.00%, 2/15/16	300	316
Goose Creek Consolidated Independent School District Schoolhouse G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/16	500	527
Harris County Flood Control District G.O. Limited Refunding Contract Bonds, Series A,
5.00%, 10/1/15	410	425
Harris County Permanent Improvement G.O. Limited Refunding Bonds, Series B,
4.00%, 10/1/15	100	103
5.00%, 10/1/15	600	622
Harris County Permanent Improvement G.O. Limited Refunding Bonds, Series C, Unrefunded Balance,
5.25%, 10/1/15	105	109
Harris County Toll Road G.O. Unlimited Refunding Bonds, Series A, Subordinate Lien,
4.00%, 8/15/15	100	102
Houston Community College System Student Fee Revenue Bonds, Senior Lien,
4.00%, 4/15/15	125	126
Houston G.O. Limited Bonds, Series D (AMBAC Insured), Prerefunded,
5.00%, 3/1/15	300	302
Houston Independent School Building District G.O. Limited Bonds, Series A (PSF-Gtd.), Prerefunded,
5.00%, 2/15/15	250	251
Houston Independent Schoolhouse District G.O. Limited Tax Bonds, Series A-1,
5.00%, 2/15/16	175	184
Houston Public Improvement G.O. Limited Bonds, Series E (AMBAC Insured), Prerefunded,
5.00%, 3/1/15	3,000	3,024
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/17	5,000	5,468
5.00%, 3/1/21	4,045	4,820
Houston Public Improvement G.O. Limited Refunding Bonds, Series D (AGM Insured), Prerefunded,
5.00%, 3/1/16	2,110	2,224
Houston Utility System Combined Revenue Refunding Bonds, Series A, First Lien (Assured Guaranty Insured),
3.50%, 11/15/15	500	515
Houston Utility System Combined Revenue Refunding Bonds, Series D, First Lien,
5.00%, 11/15/15	10,345	10,779
Humble Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.),
2.90%, 6/15/15	100	101
Huntsville Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/16	2,830	2,980

TAX-EXEMPT FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4% continued
Texas - 8.9% continued
Judson Independent School Building District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/1/16	$120	$126
Katy Independent School District G.O. Limited Bonds, Series B (PSF-Gtd.),
5.00%, 2/15/16	100	105
Katy Independent School District G.O. Limited Tax Refunding Bonds, Series B (PSF-Gtd.),
4.00%, 2/15/16	250	261
Klein Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.50%, 8/1/15	295	304
Klein Independent Schoolhouse District G.O. Unlimited Bonds (PSF-Gtd.),
4.00%, 2/1/16	275	286
La Joya Independent School District G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
5.00%, 2/15/16	250	263
Lancaster Independent School District G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
5.00%, 2/15/15	290	292
Laredo Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/1/15	150	154
Laredo Waterworks Sewer System Revenue Bonds,
3.00%, 3/1/16	360	371
Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded,
5.50%, 5/15/15	475	484
Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded, Escrowed to Maturity,
5.00%, 5/15/15	5	5
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded,
5.75%, 5/15/15	270	276
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded, Escrowed to Maturity,
5.00%, 5/15/15	65	66
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-2, Prerefunded, Escrowed to Maturity,
5.00%, 5/15/15	1,250	1,272
Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Escrowed to Maturity,
5.00%, 5/15/15	10	10
Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Unrefunded Balance,
5.00%, 5/15/15	250	255
Lubbock Certificates Obligation Waterworks G.O. Limited Bonds, Series A,
4.00%, 2/15/15	220	221
Lubbock Waterworks System G.O. Limited Bonds, Certificates of Obligation (AGM Insured),
5.00%, 2/15/16	1,225	1,290
Mansfield Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
5.00%, 2/15/16	250	263
Northeast Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/1/15	150	154
Northside Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.),
2.13%, Mandatory Put 8/1/20	2,400	2,401
Northside Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/15/18	650	722
Northside Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/16	150	158
Northwest Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/16	200	211
Plano Independent School District Building G.O. Unlimited Bonds, Series A,
5.00%, 2/15/15	230	231
Richardson G.O. Limited Refunding Bonds,
4.00%, 2/15/18	1,000	1,094
Round Rock Independent School Building District G.O. Unlimited Bonds, Series A,
3.50%, 8/1/15	100	102

NORTHERN FUNDS QUARTERLY REPORT    19    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4% continued
Texas - 8.9% continued
San Antonio General Improvement G.O. Limited Refunding Bonds,
4.00%, 2/1/16	$150	$156
Schertz-Cibolo-Universal City Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/1/15	900	904
Southlake G.O. Limited Refunding Bonds,
4.00%, 2/15/15	100	100
Spring Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
4.00%, 2/15/16	200	208
Spring Independent Schoolhouse District G.O. Unlimited Refunding Bonds, Series 2008A (PSF-Gtd.),
5.00%, 8/15/15	310	319
Tarrant County G.O. Limited Tax Bonds,
5.00%, 7/15/15	250	257
Texas State PFA G.O. Unlimited Bonds,
5.00%, 10/1/15	215	223
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/15	7,000	7,255
5.00%, 10/1/18	3,620	4,148
Texas State PFA G.O. Unlimited Refunding Bonds,
5.00%, 10/1/15	200	207
5.00%, 10/1/15	150	155
Texas State PFA Unemployment Compensation Revenue Bonds, Series A, Prerefunded,
5.00%, 1/1/16	250	262
Texas State Transportation Commission Highway Fund Revenue Refunding Bonds, Series A, 1st Tier,
5.00%, 4/1/20	5,000	5,903
Texas State Transportation Commission Revenue Bonds, First Tier,
5.00%, 4/1/15	505	511
Texas State Transportation Commission State Highway Fund Revenue Bonds, First Tier,
4.13%, 4/1/16	125	131
5.00%, 4/1/16	250	265
Texas State Transportation Commission State Highway Fund Revenue Bonds, Series A, First Tier,
4.50%, 4/1/16	100	105
Texas State Transportation Commission State Highway Fund Revenue Bonds, Series A, First Tier, Prerefunded,
5.00%, 4/1/16	100	106
Tomball Independent School Building District Variable G.O. Unlimited Bonds, Series B-3 (PSF-Gtd.),
2.00%, Mandatory Put 8/15/16	7,250	7,408
Travis County Road G.O. Unlimited Bonds,
4.00%, 3/1/16	100	104
Trinity River Authority Revenue Refunding & Improvement Bonds, Tarrant County Water Project (NATL-RE Insured),
5.00%, 2/1/16	165	169
University of Texas Financing System Revenue Bonds, Series D,
5.00%, 8/15/15	100	103
Weatherford Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 2/15/15	150	151
Williamson County Road G.O. Unlimited Bonds (AMBAC Insured),
5.00%, 2/15/15	150	151
Ysleta Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 8/15/15	150	155

		124,494

Utah - 1.7%
Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program),
5.00%, 6/1/18	7,540	8,546
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A,
5.00%, 10/1/27	300	344
5.00%, 10/1/28	200	229
Salt Lake City Sales & Excise TRB, Series A,
1.50%, 10/1/15	250	252
Salt Lake County Sales TRB, Prerefunded,
5.00%, 8/1/15	2,140	2,201
Tooele County School District G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program),
5.00%, 6/1/19	1,675	1,942

TAX-EXEMPT FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4% continued
Utah - 1.7% continued
Utah State Board of Regents Student Loan Revenue Bonds, Series EE-2 (Guaranteed Student Loans),
4.00%, 11/1/15	$100	$103
Utah State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/15	10,160	10,407

		24,024

Virginia - 7.9%
Arlington County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 2/15/18	1,755	1,978
5.00%, 2/15/19	3,305	3,817
Arlington County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 8/1/15	3,235	3,308
Chesapeake G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/15	1,605	1,676
Fairfax County Economic Development Authority Lease Revenue Refunding Bonds, Joint Public Uses Complex Project,
5.00%, 5/15/20	6,620	7,775
5.00%, 5/15/21	6,945	8,273
Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding),
5.00%, 10/1/15	10,235	10,609
Loudoun County G.O. Unlimited Bonds, Series B,
3.00%, 11/1/15	500	512
5.00%, 11/1/17	10,000	11,179
Loudoun County Public Improvement G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
4.00%, 12/1/17	3,010	3,286
Lynchburg Public Improvement G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 6/1/18	2,990	3,386
Norfolk G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/22	4,100	4,981
Portsmouth Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
4.00%, 1/15/16	345	358
Richmond Public Utility Revenue Refunding Bonds (AGM Insured),
5.00%, 1/15/16	100	105
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series C, 21st Century College (State Intercept Program),
4.00%, 2/1/15	100	100
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
5.00%, 5/15/18	3,465	3,924
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects (State Appropriation Insured),
5.00%, 5/15/17	2,725	3,002
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
5.00%, 5/15/20	8,170	9,623
Virginia State G.O. Unlimited Bonds, Series A, Prerefunded,
4.50%, 6/1/15	250	255
Virginia State Public Building Authority Facilities Revenue Refunding Bonds, Series D,
4.00%, 8/1/15	115	118
5.00%, 8/1/15	150	154
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A,
5.00%, 8/1/22	4,005	4,865
Virginia State Public School Authority Financing Revenue Bonds, Series C (State Aid Withholding),
5.00%, 8/1/21	1,260	1,510
Virginia State Public School Authority Revenue Bonds, Series B-1, School Financing 1997 (State Aid Withholding),
5.00%, 8/1/16	1,000	1,072
Virginia State Public School Financing Authority Revenue Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/19	10,000	11,622
Virginia State Resources Authority Clean Water Revenue Refunding Bonds, Revolving Fund,
5.00%, 10/1/20	3,500	4,174

NORTHERN FUNDS QUARTERLY REPORT    21    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4% continued
Virginia - 7.9% continued
Virginia State Resources Authority Infrastructure Non Ace Revenue Bonds, Senior Series A, Pooled Financing,
5.00%, 11/1/15	$4,025	$4,187
Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing,
5.00%, 11/1/20	1,930	2,296
Virginia State Resources Authority Sub-Clean Water State Revolving Fund Revenue Bonds, Prerefunded,
5.00%, 10/1/17	1,750	1,954

		110,099

Washington - 5.2%
Central Puget Sound Regional Transportation Authority Revenue Bonds, Series P-1,
5.00%, 2/1/16	100	105
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station,
5.00%, 7/1/15	260	266
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 7/1/15	5,100	5,224
Energy Northwest Electric Revenue Refunding Bonds, Series A, Columbia Generating Station,
5.00%, 7/1/18	5,000	5,679
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project No. 1,
5.00%, 7/1/15	350	359
5.00%, 7/1/15	200	205
Energy Northwest Electric Revenue Refunding Bonds, Series C, Project No. 1,
5.00%, 7/1/15	100	102
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 7/1/18	10,000	11,358
King & Snohomish Counties School District No. 417 Northshore G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/18	2,500	2,777
5.00%, 12/1/20	2,000	2,376
King County Rural Library District G.O. Unlimited Bonds,
3.00%, 12/1/15	100	103
Lewis County Public Utility District No. 1 Cowlitz Falls Hydroelectric Project Revenue Refunding Bonds,
5.00%, 10/1/17	600	667
Skagit County Consolidated School District #320 Mount Vernon G.O. Unlimited Refunding Bonds (AGM Insured School Board Guaranty Program),
5.00%, 12/1/15	100	104
Snohomish County G.O. Limited Tax Refunding Bonds, Series A,
4.00%, 12/1/15	200	207
Snohomish County Public Utility District No. 1 Electric Revenue Refunding Bonds (AGM Insured),
5.00%, 12/1/17	3,000	3,128
Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/21	750	903
Thurston County School District #33 Tumwater G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/15	100	104
Washington Federal Highway Grant Anticipation Revenue Bonds, Series C, Senior 520 Corridor Program,
5.00%, 9/1/18	4,750	5,381
Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A,
5.00%, 1/1/18	5,200	5,833
Washington State G.O. Unlimited Refunding Bonds, Series R-2015-C,
5.00%, 7/1/20	6,000	7,082
Washington State Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/1/15	2,000	2,057
Washington State Various Purpose G.O. Unlimited Bonds, Series D,
5.00%, 2/1/21	9,795	11,658
Washington State Various Purpose G.O. Unlimited Bonds, Series F,
4.50%, 7/1/15	250	255

TAX-EXEMPT FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4% continued
Washington - 5.2% continued
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2015,
5.00%, 7/1/21	$3,000	$3,592
Whatcom County School District No. 501 Bellingham G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/20	2,170	2,564

		72,089

Wisconsin - 1.7%
Central Brown County Water Authority System Revenue Bonds (AMBAC Insured), Prerefunded,
5.00%, 12/1/15	250	261
Central Brown County Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 11/1/20	200	236
Milwaukee County Metropolitan System Sewerage District G.O. Unlimited Refunding Bonds, Series A,
5.50%, 10/1/15	100	104
Milwaukee G.O. Unlimited Bonds, Series N 1, Promissory Notes (AMBAC Insured),
5.00%, 2/15/15	145	146
Milwaukee G.O. Unlimited Bonds, Series N1, Promissory Notes,
5.00%, 2/15/16	4,300	4,528
Milwaukee G.O. Unlimited Promissory & Corporate Notes,
5.00%, 5/1/20	1,175	1,383
Waukesha County G.O. Unlimited Bonds, Promissory Notes,
3.00%, 4/1/16	150	155
Wisconsin State Clean Water Revenue Refunding Bonds, Series 2,
5.00%, 6/1/16	330	352
Wisconsin State G.O. Unlimited Bonds, Series C,
5.00%, 5/1/16	200	212
Wisconsin State G.O. Unlimited Bonds, Series D,
5.00%, 5/1/15	4,625	4,700
Wisconsin State G.O. Unlimited Bonds, Series D, Prerefunded,
5.00%, 5/1/16	225	239
Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 5/1/19	5,000	5,781
5.00%, 5/1/20	5,000	5,885
Wisconsin State Transportation Revenue Bonds, Series A (NATL Insured), Prerefunded,
4.50%, 7/1/15	250	255

		24,237

Total Municipal Bonds (Cost $1,298,581)		1,320,392

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.0%
AIM Tax-Free Cash Reserve Portfolio	96,063	$96
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(2) (3)	41,448,982	41,449

Total Investment Companies (Cost $41,545)		41,545

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.2%
Anderson County School District No. 2 G.O. Unlimited Refunding Bonds (AGM SCSDE Insured),
4.00%, 3/1/15	$100	$101
Baton Rouge Public Improvement Sales Tax Revenue Refunding Bonds, Series A-2 (AGM Insured),
4.50%, 8/1/15	105	108
Beaumont G.O. Limited Refunding Bonds,
3.00%, 3/1/15	100	100
Citizens Property Insurance Corp. High Risk Account Senior Secured Revenue Refunding Bonds, Series A (NATL-RE Insured),
5.00%, 3/1/15	565	570
Cleveland Water Revenue Bonds, Series W,
5.00%, 1/1/15	100	100
Cypress-Fairbanks Independent School District G.O. Unlimited VRDB, Series B-3 (PSF-Gtd.),
2.00%, 8/15/15	3,000	3,030

TAX-EXEMPT FIXED INCOME FUNDS    23    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.2% continued
Dallas G.O. Limited Refunding Bonds, Series C, Unrefunded Balance,
4.00%, 2/15/15	$275	$276
Dane County G.O. Unlimited Bonds, Series A, Promissory Notes,
1.00%, 6/1/15	825	828
Edcouch Elsa Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/15	365	367
Elysian Fields Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/15	135	136
Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 4/1/15	200	202
Forsyth County Limited Obligation Revenue Bonds,
4.00%, 4/1/15	200	202
Fort Zumwalt School District G.O. Unlimited Refunding Bonds, Series A (State Aid Direct Deposit Program),
5.00%, 3/1/15	200	202
Hamilton County G.O. Limited Bonds, Series A (State Intercept Program),
2.00%, 1/15/15	145	145
Honolulu City & County G.O. Unlimited Bonds, Series C, Escrowed to Maturity,
5.00%, 9/1/15	125	129
Houston Community College System G.O. Limited Bonds, Series A, Maintenance Tax Notes,
4.00%, 2/15/15	250	251
Houston Independent School District G.O. Limited VRDB, Series A (PSF-Gtd.),
1.00%, 6/1/15	10,000	10,026
Indiana State Finance Authority Revenue Refunding Bonds, Series A, State Revolving Fund,
5.00%, 2/1/15	150	151
Johnson County Library Improvement G.O. Unlimited Refunding Bonds, Series C,
3.50%, 9/1/15	100	102
Lone Star College System G.O. Limited Tax Refunding Bonds, Series B,
5.00%, 2/15/15	100	101
Lubbock Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
4.00%, 2/15/15	200	201
Maple Grove G.O. Unlimited Refunding Bonds, Series D,
4.00%, 2/1/15	150	151
Massachusetts State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/1/15	100	103
Memphis General Improvement G.O. Unlimited Refunding Bonds (NATL-RE Insured),
5.00%, 10/1/15	100	104
Montgomery County G.O. Unlimited Bonds, Certificates of Obligation, (AGM Insured), Escrowed to Maturity,
5.00%, 3/1/15	60	60
Montgomery County G.O. Unlimited Bonds, Certificates of Obligation, (AGM Insured), Unrefunded Balance,
5.00%, 3/1/15	40	40
Nacogdoches Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 2/15/15	395	397
New Mexico State Finance Authority Revenue Bonds, Series A, Senior Lien, Public Project Revolving Fund,
3.00%, 6/1/15	115	116
New York State Dormitory Authority Revenue Bonds, Series A, State University Educational Facilities,
5.25%, 5/15/15	255	260
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, Series B, Second General Resolution,
5.00%, 4/1/15	285	288
Ohio State Higher Education G.O. Unlimited Bonds, Series A,
4.25%, 5/1/15	250	253
Putnam County School G.O. Unlimited Bonds (NATL-RE Insured),
4.25%, 4/1/15	200	202
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A,
4.00%, 1/1/15	150	150
San Antonio Municipal Drain Utility System Revenue Bonds (NATL-RE Insured),
5.25%, 2/1/15	125	126

TAX-EXEMPT FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.2% continued
Schertz-Cibolo-Universal City Independent School Building District G.O. Unlimited Bonds, Series A (PSF-Gtd.), Escrowed to Maturity,
5.00%, 2/1/15	$380	$382
Suffolk G.O. Unlimited Refunding Bonds,
3.00%, 2/1/15	375	376
Tacoma Electric System Revenue Refunding Bonds, Series A,
4.00%, 1/1/15	150	150
Texas State A&M University Financing System Revenue Bonds, Series B,
5.00%, 5/15/15	200	204
Texas State G.O. Unlimited TRANS,
1.50%, 8/31/15	10,000	10,091
Valley View Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 2/15/15	225	226
Wichita Tax Increment Financing G.O. Unlimited Bonds, Series 962,
2.00%, 6/1/15	620	625

Total Short-Term Investments (Cost $31,634)		31,632

Total Investments - 99.6% (Cost $1,371,760)		1,393,569

Other Assets less Liabilities - 0.4%		5,159

NET ASSETS - 100.0%		$1,398,728

(1)	When-Issued Security.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	At March 31, 2014, the value of the Fund’s investment in the Tax-Exempt Portfolio of Northern Institutional Funds was approximately $89,477,000 with net sales of approximately $48,028,000 during the nine months ended December 31, 2014.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At December 31, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	27.6%
AA	56.0
A	12.0
SP1/MG1	0.7
Not Rated	0.7
Cash and Equivalents	3.0

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	16.3%
General Obligations	39.4
School District	17.4
Water	5.9
All other sectors less than 5%	21.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    25    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	DECEMBER 31, 2014 (UNAUDITED)

The Inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$1,320,392	(1)	$—	$1,320,392
Investment Companies	41,545	—		—	41,545
Short-Term Investments	—	31,632		—	31,632

Total Investments	$41,545	$1,352,024		$—	$1,393,569

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,371,760

Gross tax appreciation of investments	$22,885
Gross tax depreciation of investments	(1,076)

Net tax appreciation of investments	$21,809

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

BAM - Build America Mutual

COPS - Certificates of Participation

EDA - Economic Development Agency

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

Gtd. - Guaranteed

NATL-RE - National Public Finance Guarantee Corporation

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina School District Enhancement

TCRS - Transferable Custodial Receipts

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

TAX-EXEMPT FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.7%
Alabama - 0.1%
Birmingham Convertible G.O. Unlimited CABS, Series A,
0.43%, 3/1/27(1)	$1,000	$1,038

Alaska - 0.4%
Alaska State General Housing Finance Corp. Revenue Bonds, Series B (NATL-RE G.O. of Corp. Insured),
5.25%, 12/1/25	3,000	3,054

Arizona - 5.0%
Arizona Board of Regents University System Speed Revenue Bonds,
5.00%, 8/1/39	4,000	4,583
Arizona State Transportation Board Highway Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/18	5,000	5,697
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/33(2)	7,345	8,752
Mesa Utility System Revenue Refunding Bonds,
3.00%, 7/1/28	4,000	3,977
3.25%, 7/1/29	5,000	5,067
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	5,000	5,848
Phoenix Civic Plaza Improvement Corp. Excise TRB, Subseries A (BHAC-CR FGIC Insured),
5.00%, 7/1/41	5,000	5,103
Student & Academic Services LLC Lease Revenue Bonds (BAM Insured), Northern Arizona Capital Facilities,
5.00%, 6/1/44	2,000	2,248

		41,275

California - 13.2%
Bay Area Toll Authority Bridge Revenue Refunding Bonds, Series S-6,
5.00%, 10/1/54	2,500	2,785
Brentwood Infrastructure Financing Authority Water Revenue Bonds, Prerefunded,
5.75%, 7/1/18	1,500	1,750
California State Educational Facilities Authority Revenue Bonds, Series A, University of Southern California,
5.25%, 10/1/38	2,000	2,256
California State Educational Facilities Authority Revenue Bonds, University Southern California,
4.75%, 10/1/28	5,000	5,152
California State Educational Facilities Authority Revenue Refunding Bonds, Pepperdine University,
5.00%, 12/1/44	3,000	3,447
California State G.O. Unlimited Refunding Bonds,
6.25%, 11/1/34	2,830	3,484
California State Various G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State Various Purpose G.O. Unlimited Bonds, Prerefunded,
4.75%, 6/1/15	5,000	5,096
Carlsbad Unified School District Convertible Election G.O. Unlimited CABS, Series B,
1.78%, 5/1/34(1)	2,500	2,337
Chabot-Las Positas Community College District G.O. Unlimited CABS, Series C (AGM-CR AMBAC Insured),
2.83%, 8/1/40(1)	10,000	2,780
2.77%, 8/1/41(1)	10,000	2,644
Chabot-Las Positas Community College District G.O. Unlimited CABS, Series C (AMBAC Insured),
2.57%, 8/1/45(1)	11,800	2,530
Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004 (AGM Insured),
2.57%, 8/1/46(1)	12,000	2,224
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured),
5.00%, 8/1/37	1,500	1,631
Long Beach Community College District Convertible G.O. Unlimited CABS, Series B, Election of 2008,
1.64%, 8/1/49(1)	5,000	2,473
Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 5/15/21	1,000	1,017
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/31(2)	10,000	11,986

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.7% continued
California - 13.2% continued
Los Angeles Department of Water & Power Revenue Bonds, Series E,
5.00%, 7/1/44(2)	$3,000	$3,461
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	3,000	3,273
Los Angeles Unified School District G.O. Unlimited Bonds, Series F,
5.00%, 1/1/34	1,000	1,131
Metropolitan Water District of Southern California State Revenue Bonds, Series A,
5.00%, 7/1/32	6,105	6,715
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29	7,020	8,068
Mount San Antonio Community College District G.O. Unlimited Convertible CABS, Series A, Election of 2008,
1.29%, 8/1/43(1)	4,530	3,023
Napa Valley Community College District G.O. Unlimited CABS, Series B, Election of 2002 (NATL-RE Insured),
2.58%, 8/1/24(1)	1,500	1,120
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,280	1,470
San Francisco Bay Area Toll Authority Bridge Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19	5,000	5,807
San Francisco City & County Airports Commision International Airport Revenue Bonds, Series B,
5.00%, 5/1/44	1,000	1,142
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	5,000	5,705
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008,
6.00%, 7/1/43	1,100	1,336
Solano County Community College District G.O. Unlimited Bonds, Series A, Election of 2012,
1.44%, 8/1/41(1)	3,200	2,353
University of California General Revenue Bonds, Series Q,
5.25%, 5/15/27	2,500	2,787
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002,
5.50%, 8/1/33	7,000	8,015

		109,073

Colorado - 1.1%
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/29	3,000	3,418
5.25%, 11/15/36	5,000	5,687

		9,105

Connecticut - 1.3%
Connecticut State G.O. Unlimited TRB, Series A,
0.65%, 9/1/16	3,450	3,441
Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series A (AMT), Senior Family Education Loan Program (NATL-RE Insured),
4.75%, 11/15/18	545	567
Hartford County Metropolitan District Clean Water Project Green Revenue Bonds, Series A,
5.00%, 11/1/42	2,500	2,897
South Central Connecticut Regional Water Authority System Revenue Refunding Bonds, Series B,
5.00%, 8/1/33	1,025	1,195
South Central Connecticut Regional Water Authority System Thirtieth Revenue Bonds, Series A,
5.00%, 8/1/44	2,450	2,801

		10,901

Delaware - 0.0%
Delaware State Housing Authority Senior SFM Revenue Bonds, Series A (AMT) (AGM Insured),
5.80%, 7/1/35	5	5

District of Columbia - 2.9%
District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured),
5.50%, 4/1/36	1,010	1,138

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.7% continued
District of Columbia - 2.9% continued
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A,
5.50%, 10/1/39	$20,000	$22,493

		23,631

Florida - 8.2%
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/43	5,000	5,646
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	1,235	1,406
5.00%, 9/1/25	1,000	1,130
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,836
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds,
5.25%, 7/1/37	10,000	11,030
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A,
6.25%, 10/1/31	3,000	3,551
Gainesville Utilities System Revenue Bonds, Series A,
5.00%, 10/1/39	1,700	1,971
Homestead G.O. Unlimited Bonds,
5.00%, 7/1/39	955	1,078
Miami-Dade County Aviation International Airport Revenue Bonds, Series A,
5.50%, 10/1/29	2,500	2,927
Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,318
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/36	2,500	2,794
Miami-Dade County School Board Refunding COPS, Series A,
5.00%, 5/1/32(2)	2,500	2,867
Miami-Dade County School Board Refunding COPS, Series A (AGM Insured),
5.00%, 5/1/31(2)	5,000	5,820
Miami-Dade County Transit System Sales Surtax Revenue Bonds,
5.00%, 7/1/42	10,000	11,213
Orlando Utilities Commission Revenue Refunding Bonds, Subseries D, Escrowed to Maturity,
6.75%, 10/1/17	3,740	4,124
South Miami Health Facilities Authority Revenue Bonds, Baptist Health South Florida Group,
5.00%, 8/15/42	5,000	5,275
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	1,670	1,715

		67,701

Georgia - 1.6%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds,
5.50%, 1/1/38	7,500	8,551
Georgia State G.O. Unlimited Refunding Bonds, Series E-2,
4.50%, 9/1/15	2,500	2,573
Georgia State Municipal Electric Authority Revenue Bonds, Series B, Non-Callable Certificates (FGIC-TCRS Insured),
6.38%, 1/1/16	2,300	2,362

		13,486

Hawaii - 3.5%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	4,000	4,621
Honolulu City & County G.O. Unlimited Bonds, Series D,
5.25%, 9/1/34	1,000	1,145
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A (NATL Insured),
5.00%, 7/1/35	15,000	15,319
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution (NATL-RE Insured),
5.00%, 7/1/36	2,000	2,109
University of Hawaii Revenue Bonds, Series A,
5.25%, 10/1/34	5,000	5,688

		28,882

Illinois - 8.2%
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,846

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.7% continued
Illinois - 8.2% continued
Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge,
5.00%, 1/1/23	$2,000	$2,339
Cook County Community College District #504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/35	5,000	5,697
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
6.00%, 3/1/38	4,850	5,467
5.25%, 3/1/40	2,500	2,817
Illinois State Finance Authority Revenue Bonds, Series A, Depaul University,
6.13%, 10/1/40	5,000	5,928
Illinois State Finance Authority Revenue Refunding Bonds, Advocate Health Care,
4.00%, 8/1/38	2,250	2,286
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL Insured),
5.25%, 2/1/27	5,000	5,427
Illinois State Tax Supported Sports Facilities Authority Revenue Refunding Bonds (AGM Insured),
5.25%, 6/15/32	5,500	6,293
Illinois State Toll Highway Authority Revenue Bonds, Series C,
5.00%, 1/1/27	1,400	1,679
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B,
5.50%, 1/1/33	10,500	11,578
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B (BHAC-CR Insured),
5.50%, 1/1/33	5,000	5,532
Regional Transportation Authority Revenue Bonds, Series A (AGM G.O. of Authority Insured),
5.75%, 6/1/34	3,400	4,511
Springfield Water Revenue Bonds,
5.50%, 3/1/32	2,300	2,565
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Series B, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,872

		67,837

Indiana - 1.1%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/38	2,650	3,052
Indiana State Office Building Commission Revenue Bonds, Series B (NATL-RE Insured), Escrowed to Maturity,
7.40%, 7/1/15	2,010	2,078
Indianapolis Gas Utility Revenue Refunding Bonds, Series B (NATL Insured),
3.50%, 6/1/18	3,280	3,512

		8,642

Louisiana - 0.9%
East Baton Rouge Parish Sewer Commission Revenue Bonds, Series A, Prerefunded,
5.25%, 2/1/19	5,000	5,814
East Baton Rouge Parish Sewerage Commission Revenue Refunding Bonds, Series B,
4.00%, 2/1/39	1,750	1,801

		7,615

Maryland - 1.5%
Baltimore County Metropolitan District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/15	2,120	2,180
Baltimore Revenue Refunding Bonds, Senior Series B,
5.00%, 7/1/37	3,535	4,148
Maryland State G.O. Unlimited Refunding Bonds, Series 2-C,
5.00%, 8/1/22	5,000	6,129

		12,457

Massachusetts - 4.0%
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,
5.25%, 7/1/33	1,900	2,510
Massachusetts State G.O. Limited Refunding Bonds, Series A (AMBAC Insured),
5.50%, 8/1/30	1,020	1,355
Massachusetts State G.O. Limited Refunding Bonds, Series B (AMBAC-TCRS-BNY Insured),
5.25%, 8/1/28	3,375	4,388

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.7% continued
Massachusetts - 4.0% continued
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Massachusetts Institute of Technology (G.O. of University Insured), Prerefunded,
5.00%, 7/1/17	$5,000	$5,540
Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded,
5.00%, 8/15/15	645	664
Massachusetts State School Building Authority Sales TRB, Series A-2012-2 (AGM Insured), Prerefunded,
5.00%, 8/15/15	3,000	3,090
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund, Prerefunded,
5.00%, 8/1/19	10,000	11,658
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program,
6.00%, 8/1/19	3,000	3,621

		32,826

Michigan - 1.5%
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.50%, 10/15/45	2,565	2,934
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.38%, 10/15/36	5,000	5,690
Michigan State Finance Authority Revenue Refunding Refunding Bonds, Series H-1,
5.00%, 10/1/39	3,200	3,582

		12,206

Minnesota - 0.9%
Farmington Independent School District No. 192 G.O. Unlimited Bonds, Series B, School Building Project (AGM School District Credit Program Insured),
5.00%, 2/1/26	5,000	5,019
Minnesota State Housing Finance Agency Revenue Refunding Bonds, Series E,
3.50%, 1/1/32	2,500	2,518

		7,537

Mississippi - 0.0%
Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	15	15

Missouri - 0.4%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds,
5.00%, 1/1/25	2,000	2,426
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series A, SSM Health Care,
5.00%, 6/1/25	1,000	1,199

		3,625

Nebraska - 2.4%
Omaha Public Power District Electric System Revenue Refunding Bonds, Subseries CC,
4.00%, 2/1/35	5,000	5,257
4.00%, 2/1/38	5,000	5,185
Omaha Public Power District Revenue Bonds, Series B,
5.00%, 2/1/28	5,355	6,154
Omaha Public Power District System Revenue Bonds, Series A, Prerefunded,
5.50%, 2/1/18	2,500	2,850

		19,446

Nevada - 1.4%
Clark County Airport System Revenue Bonds, Series C, Sub Lien (AGM Insured),
5.00%, 7/1/26	1,670	1,909
Clark County G.O. Limited Tax Bank Bonds,
5.00%, 6/1/38	2,500	2,743
Las Vegas Sewer G.O. Limited Tax Refunding Bonds, Series A,
4.00%, 5/1/34	5,030	5,229
Washoe County Highway Revenue Bonds, Fuel Tax,
5.00%, 2/1/43	1,750	1,940

		11,821

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.7% continued
New Hampshire - 1.5%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Health University System,
5.25%, 6/1/39	$11,000	$12,543

New Jersey - 2.9%
New Jersey State Economic Development Authority Revenue Bonds, Series UU, School Facilities Construction,
5.00%, 6/15/40	3,000	3,276
New Jersey State Economic Development Authority Revenue Refunding Bonds, Series II, School Facilities Construction,
5.00%, 3/1/25	3,985	4,422
New Jersey State Economic Development Authority Revenue Refunding Bonds, Series PP, School Facilities Construction Project (AGM-CR Insured),
5.00%, 6/15/25	5,000	5,849
New Jersey State Transportation Program Trust Fund Authority Revenue Bonds, Series AA,
5.00%, 6/15/44	5,000	5,390
New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured),
5.15%, 1/1/35	5,000	5,241

		24,178

New Mexico - 0.3%
New Mexico State Mortgage Finance Authority SFM Revenue Bonds, Series I-C-2 (Collateralized by GNMA/ FNMA/FHLMC Securities),
5.00%, 9/1/26	2,070	2,212

New York - 15.9%
Long Island Power Authority General Revenue Bonds, Series A,
6.00%, 5/1/33	5,000	5,844
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A,
5.50%, 11/15/39	10,000	11,306
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B,
5.00%, 11/15/34	5,000	5,643
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.25%, 11/15/26	5,000	5,781
Metropolitan Transportation Authority Revenue Bonds, Subseries D-1,
5.00%, 11/15/39	5,000	5,719
New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009,
5.75%, 6/15/40	10,000	11,443
New York City Municipal Water Finance Authority Revenue Refunding Bonds, Series EE,
5.00%, 6/15/36	10,000	11,627
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,809
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B-1, Fiscal 2015,
5.00%, 8/1/42	10,000	11,493
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding),
5.25%, 10/1/23	5,000	5,756
New York State Dormitory Authority Personal Income Tax Education Revenue Refunding Bonds, Series B (AMBAC Insured),
5.50%, 3/15/27	25	33
New York State Dormitory Education Authority Personal Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured),
5.50%, 3/15/30	5,000	6,596
New York State Dormitory Education Authority Personal Income TRB, Series B,
5.75%, 3/15/36	11,980	13,893
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Municipal Water Revolving Funds,
5.00%, 6/15/41	10,000	11,341
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Revolving Funds Pooled Financing Program,
5.50%, 4/15/35	5,000	6,679
New York State Thruway Authority Revenue Bonds, Series J,
5.00%, 1/1/27	50	60

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.7% continued
New York - 15.9% continued
New York State Thruway Transportation Authority Personal Income TRB, Series A,
5.25%, 3/15/21	$5,000	$5,570
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT),
5.00%, 10/15/34	3,000	3,437
5.00%, 10/15/44	5,000	5,573

		130,603

North Carolina - 2.2%
Charlotte COPS, Series B,
3.00%, 6/1/22	2,000	2,085
North Carolina State Eastern Municipal Power Agency System Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 1/1/18	2,655	3,101
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-RE-IBC Insured),
6.00%, 1/1/22	6,015	7,473
North Carolina State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/15	5,000	5,102

		17,761

Ohio - 2.9%
American Municipal Power, Inc. Revenue Refunding Bonds, Series A,
5.00%, 2/15/26(2)	5,000	5,855
5.00%, 2/15/29(2)	2,000	2,300
5.00%, 2/15/39(2)	4,000	4,454
Cuyahoga County Sales Tax Revenue Refunding Bonds,
3.00%, 12/1/30	3,000	2,923
5.00%, 12/1/35	2,650	3,112
Northeast Ohio Regional Sewer District Revenue Refunding Bonds,
4.00%, 11/15/49	5,000	5,115

		23,759

Oregon - 0.3%
Oregon State G.O. Limited Refunding Bonds, Series G, Veterans Welfare 1993,
3.90%, 12/1/39	2,360	2,402

Pennsylvania - 0.6%
Pennsylvania State G.O. Unlimited Bonds, First Series,
5.00%, 6/15/26	1,000	1,208
Pennsylvania State Turnpike Commission Revenue Refunding Bonds,
5.00%, 12/1/34	3,000	3,447

		4,655

South Carolina - 2.7%
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC-CR MBIA Insured), Unrefunded Balance,
5.38%, 1/1/25	5,940	7,291
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper Project,
5.50%, 1/1/38	13,000	14,757

		22,048

Texas - 4.5%
Austin Airport System Revenue Bonds (AMT),
5.00%, 11/15/44(2)	2,500	2,780
Dallas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
6.38%, 2/15/18	5,000	5,845
Frisco Independent School District Building G.O. Unlimited Bonds, Series A (PSF-Gtd.),
6.00%, 8/15/38	5,000	5,790
Grand Prairie Independent School District G.O. Unlimited Refunding CABS,
3.68%, 8/15/29(1)	12,505	5,613
Houston Higher Education Finance Corp. Revenue Bonds, Series B, Rice University Project,
4.50%, 11/15/37	2,500	2,685
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, Prerefunded,
6.25%, 5/15/18	10	12
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, Unrefunded Balance,
6.25%, 5/15/31	9,990	11,421

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.7% continued
Texas - 4.5% continued
North Texas Tollway Authority System Revenue Refunding Bonds, Series B, Second Tier,
5.00%, 1/1/31	$2,500	$2,847

		36,993

Washington - 1.2%
Washington State G.O. Unlimited Bonds, Series B & AT-7,
6.40%, 6/1/17	4,025	4,351
Washington State G.O. Unlimited Bonds, Series D (AMBAC Insured), Prerefunded,
5.00%, 1/1/16	5,000	5,232

		9,583

Wisconsin - 1.1%
Wisconsin State G.O. Unlimited Refunding Bonds, Series 4,
5.00%, 5/1/26(2)	2,725	3,363
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Thedacare, Inc.,
5.00%, 12/15/44(2)	5,000	5,612

		8,975

Total Municipal Bonds (Cost $737,043)		787,890

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 7.8%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(3) (4)	64,707,747	$64,708

Total Investment Companies (Cost $64,708)		64,708

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.3%
California State RANS,
1.50%, 6/22/15	$10,000	$10,064
Houston Independent School District Variable G.O. Limited VRDB, Series A (PSF-Gtd.),
1.00%, 6/1/15	8,000	8,021
Missouri State Refunding COPS, Series A,
1.50%, 10/1/15	1,000	1,010

Total Short-Term Investments (Cost $19,102)		19,095

Total Investments - 105.8% (Cost $820,853)		871,693

Liabilities less Other Assets - (5.8)%		(48,118)

NET ASSETS - 100.0%		$823,575

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	At March 31, 2014, the value of the Fund’s investment in the Tax-Exempt Portfolio of Northern Institutional Funds was approximately $24,297,000 with net purchases of approximately $40,411,000 during the nine months ended December 31, 2014.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

At December 31, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	12.3%
AA	52.6
A	26.2
BBB	0.3
SP1/MIG1	1.2
Cash and Equivalents	7.4

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	7.4%
General	15.0
General Obligation	13.3
Higher Education	6.6
Power	9.2
Transportation	11.4
Water	17.0
All other sectors less than 5%	20.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$787,890	(1)	$—	$787,890
Investment Companies	64,708	—		—	64,708
Short-Term Investments	—	19,095		—	19,095

Total Investments	$64,708	$806,985		$—	$871,693

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$820,853

Gross tax appreciation of investments	$51,265
Gross tax depreciation of investments	(425)

Net tax appreciation of investments	$50,840

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IBC - Insured Bond Certificates

MBIA - Municipal Bond Insurance Association

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	DECEMBER 31, 2014 (UNAUDITED)

MWRA - Massachusetts Water Resources Authority

NATL-RE - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

RANS - Revenue Anticipation Notes

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.2%
Brazil - 5.1%
Ambev S.A. ADR	101,252	$630
B2W Cia Digital*	359,720	3,015
Banco do Brasil S.A.	121,259	1,073
Banco Santander Brasil S.A.	198,400	994
BB Seguridade Participacoes S.A.	859,000	10,311
BRF S.A. ADR*	280,428	6,548
CETIP S.A. - Mercados Organizados	278,700	3,375
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	217,400	896
EDP - Energias do Brasil S.A.	112,200	376
Embraer S.A. ADR	140,300	5,171
Fibria Celulose S.A.*	1,217,000	14,776
JBS S.A.	943,300	3,972
Kroton Educacional S.A.	614,300	3,540
Light S.A.	62,100	394
Localiza Rent a Car S.A.	168,100	2,239
Mahle-Metal Leve S.A. Industria e Comercio	23,500	185
Petroleo Brasileiro S.A.*	88,486	323
Petroleo Brasileiro S.A. ADR*	1,509,279	11,018
Porto Seguro S.A.	36,500	414
Sao Martinho S.A.	28,437	384
Tim Participacoes S.A. ADR	119,900	2,663

		72,297

Chile - 0.0%
Inversiones La Construccion S.A.	15,271	185

China - 12.8%
Agricultural Bank of China Ltd., Class H	1,629,000	818
Air China Ltd., Class H	2,882,000	2,327
Alibaba Group Holding Ltd. ADR*	27,420	2,850
Anhui Conch Cement Co. Ltd., Class H	1,034,500	3,858
ANTA Sports Products Ltd.	614,000	1,085
Baidu, Inc. ADR*	40,709	9,280
Bank of China Ltd., Class H	4,593,106	2,572
Baoxin Auto Group Ltd.	3,291,000	1,890
Central China Real Estate Ltd.	1,312,883	295
China BlueChemical Ltd., Class H	978,000	346
China Cinda Asset Management Co. Ltd., Class H*	15,456,900	7,487
China Coal Energy Co. Ltd., Class H	2,106,000	1,313
China Construction Bank Corp., Class H	24,277,247	19,759
China Dongxiang Group Co. Ltd.	7,717,000	1,367
China Life Insurance Co. Ltd., Class H	2,403,000	9,426
China Pacific Insurance Group Co. Ltd., Class H	1,701,800	8,529
China Petroleum & Chemical Corp., Class H	1,927,271	1,560
China Shenhua Energy Co. Ltd., Class H	1,425,000	4,197
China Shineway Pharmaceutical Group Ltd.	1,833,750	2,772
China Shipping Container Lines Co. Ltd., Class H*	12,796,000	4,036
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,801,446	1,119
CNOOC Ltd.	2,508,342	3,393
CSR Corp. Ltd., Class H	7,510,000	10,111
Datang International Power Generation Co. Ltd., Class H	1,874,000	1,003
Dongfeng Motor Group Co. Ltd., Class H	2,010,000	2,810
Evergrande Real Estate Group Ltd.	1,288,000	519
GOME Electrical Appliances Holding Ltd.	3,066,000	448
Guangzhou Automobile Group Co. Ltd., Class H	12,597,421	11,385
Guangzhou R&F Properties Co. Ltd., Class H	651,200	792
Hengan International Group Co. Ltd.	397,000	4,134
Huadian Fuxin Energy Corp. Ltd., Class H	3,698,000	1,737
Huaneng Power International, Inc., Class H	1,126,000	1,520
Industrial & Commercial Bank of China Ltd., Class H	13,764,937	9,999
JD.com, Inc. ADR*	168,937	3,909
Jiangsu Expressway Co. Ltd., Class H	544,000	648
Jintian Pharmaceutical Group Ltd.	510,000	174
Kaisa Group Holdings Ltd.	279,000	57
KWG Property Holding Ltd.	535,000	364
Lenovo Group Ltd.	5,296,000	6,905
Luye Pharma Group Ltd.*	3,503,152	4,488
Perfect World Co. Ltd. ADR	10,759	170
PetroChina Co. Ltd., Class H	3,796,024	4,220
Ping An Insurance Group Co. of China Ltd., Class H	100,500	1,016
Shanghai Electric Group Co. Ltd., Class H	1,972,000	1,045
Sinopharm Group Co. Ltd., Class H	772,400	2,719
Sinotrans Ltd., Class H	1,109,000	731
SOHO China Ltd.	816,442	574
Tencent Holdings Ltd.	817,800	11,734
Tianhe Chemicals Group Ltd.(1) (2) *	19,470,000	2,909
TravelSky Technology Ltd., Class H	176,000	189
Trina Solar Ltd. ADR*	461,700	4,275

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.2% continued
China - 12.8% continued
Tsingtao Brewery Co. Ltd., Class H	168,771	$1,141
Yuzhou Properties Co. Ltd.	463,000	116
Zhejiang Expressway Co. Ltd., Class H	886,000	1,030

		183,151

Colombia - 0.0%
Grupo Argos S.A.	18,134	156

Czech Republic - 0.9%
CEZ A.S.	112,435	2,890
Komercni banka A.S.	48,579	10,008

		12,898

Egypt - 1.4%
Commercial International Bank Egypt S.A.E.	2,932,725	20,176

Greece - 0.2%
OPAP S.A.	258,121	2,758

Hong Kong - 7.8%
AIA Group Ltd.	1,190,600	6,556
ASM Pacific Technology Ltd.	371,200	3,529
Beijing Enterprises Holdings Ltd.	524,500	4,100
Brilliance China Automotive Holdings Ltd.	1,550,000	2,483
Chaoda Modern Agriculture Holdings Ltd.*	5,742,000	—
China Agri-Industries Holdings Ltd.	6,703,000	2,763
China Lumena New Materials Corp.*	5,884,000	—
China Mobile Ltd.	3,681,085	43,244
China Overseas Land & Investment Ltd.	1,424,000	4,203
China Power International Development Ltd.	9,249,068	4,667
China Unicom Hong Kong Ltd.	3,672,000	4,928
Dah Chong Hong Holdings Ltd.	2,893,000	1,555
Galaxy Entertainment Group Ltd.	978,000	5,444
GCL-Poly Energy Holdings Ltd.*	14,431,000	3,359
Haier Electronics Group Co. Ltd.	2,829,459	6,687
Kingboard Laminates Holdings Ltd.	3,815,500	1,401
NetDragon Websoft, Inc.	122,500	215
Nine Dragons Paper Holdings Ltd.	1,569,000	1,365
Pacific Basin Shipping Ltd.	10,186,600	4,080
Poly Property Group Co. Ltd.	270,000	111
Sands China Ltd.	723,841	3,521
Shanghai Industrial Holdings Ltd.	123,000	367
Stella International Holdings Ltd.	1,096,000	2,890
Texwinca Holdings Ltd.	4,091,000	3,533

		111,001

Hungary - 0.6%
Magyar Telekom Telecommunications PLC*	1,694,949	2,191
OTP Bank PLC	384,307	5,550
Richter Gedeon Nyrt.	36,054	484

		8,225

India - 8.4%
Axis Bank Ltd.	428,177	3,383
Bank of Baroda	90,574	1,543
Bank of India	208,441	986
Bharti Airtel Ltd.	796,730	4,429
Cairn India Ltd.	128,191	489
HCL Technologies Ltd.	65,813	1,663
HDFC Bank Ltd.	187,344	2,810
HDFC Bank Ltd. ADR	73,700	3,740
Hindalco Industries Ltd.	1,875,242	4,640
Housing Development Finance Corp. Ltd.	31,017	555
ICICI Bank Ltd.	973,915	5,409
ICICI Bank Ltd. ADR	723,345	8,355
Indiabulls Housing Finance Ltd.	134,101	977
Infosys Ltd. ADR	20,428	643
ITC Ltd.	1,071,386	6,238
National Aluminium Co. Ltd.	190,355	161
Oil India Ltd.	37,781	344
Power Finance Corp. Ltd.	262,350	1,241
Punjab National Bank	335,625	1,156
Reliance Industries Ltd.	503,079	7,077
Rural Electrification Corp. Ltd.	218,503	1,150
Sesa Sterlite Ltd.	341,229	1,161
Tata Consultancy Services Ltd.	585,190	23,696
Tata Motors Ltd.	164,700	1,285
Tata Motors Ltd. ADR	155,800	6,587
Tata Steel Ltd.	140,268	881
UCO Bank	207,322	275
Ultratech Cement Ltd.	88,347	3,739
UPL Ltd.	164,944	900
Vijaya Bank	293,709	232
Wipro Ltd.	2,146,486	18,801
Zee Entertainment Enterprises Ltd.	828,338	4,974

		119,520

Indonesia - 1.6%
Bank Rakyat Indonesia Persero Tbk PT	11,488,700	10,698
Indofood CBP Sukses Makmur Tbk PT	3,622,800	3,836
Indofood Sukses Makmur Tbk PT	5,195,800	2,833
Matahari Department Store Tbk PT	2,315,900	2,807

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.2% continued
Indonesia - 1.6% continued
Matahari Putra Prima Tbk PT	1,240,600	$304
Telekomunikasi Indonesia Persero Tbk PT	6,947,215	1,594
United Tractors Tbk PT	569,000	790

		22,862

Malaysia - 0.7%
British American Tobacco Malaysia Bhd.	25,492	472
DiGi.Com Bhd.	97,598	172
Genting Malaysia Bhd.	3,271,000	3,799
Hong Leong Financial Group Bhd.	72,140	339
Lafarge Malaysia Bhd.	122,348	341
Telekom Malaysia Bhd.	139,487	274
Tenaga Nasional Bhd.	994,000	3,917
UMW Holdings Bhd.	149,500	469
YTL Corp. Bhd.	926,500	420

		10,203

Mexico - 6.7%
America Movil S.A.B. de C.V., Class L ADR	879,004	19,496
America Movil S.A.B. de C.V., Series L	951,291	1,057
Cemex S.A.B. de C.V. ADR (Participation Certificate)*	1,236,984	12,605
Coca-Cola Femsa S.A.B. de C.V. ADR	5,002	433
Compartamos S.A.B. de C.V.	279,700	562
Controladora Comercial Mexicana S.A.B. de C.V., Series UBC	148,500	525
Fibra Uno Administracion S.A. de C.V.	1,512,200	4,457
Fomento Economico Mexicano S.A.B. de C.V. ADR*	4,309	379
Gruma S.A.B. de C.V., Series B	97,749	1,042
Grupo Bimbo S.A.B. de C.V., Series A*	2,226,800	6,143
Grupo Financiero Banorte S.A.B. de C.V., Series O	1,734,200	9,545
Grupo Mexico S.A.B. de C.V., Series B	1,562,000	4,533
Grupo Televisa S.A.B. ADR	998,618	34,013
Industrias Bachoco S.A.B. de C.V. ADR	6,611	330
Megacable Holdings S.A.B. de C.V.	42,000	164

		95,284

Peru - 0.4%
Credicorp Ltd.	37,600	6,023

Philippines - 1.1%
Metropolitan Bank & Trust Co.	2,779,429	5,124
SM Investments Corp.	198,041	3,589
Universal Robina Corp.	1,465,860	6,385

		15,098

Poland - 0.8%
Asseco Poland S.A.	15,076	217
Cyfrowy Polsat S.A.	528,839	3,495
Energa S.A.	78,442	508
KGHM Polska Miedz S.A.	36,550	1,114
PGE Polska Grupa Energetyczna S.A.	151,458	804
Powszechna Kasa Oszczednosci Bank Polski S.A.	431,999	4,346
Tauron Polska Energia S.A.	418,540	594

		11,078

Qatar - 0.2%
Barwa Real Estate Co.	6,512	75
Doha Bank QSC	14,186	218
Industries Qatar QSC	59,085	2,694
United Development Co. PSC	46,972	299

		3,286

Russia - 2.8%
Gazprom OAO ADR	1,011,852	4,680
Lukoil OAO ADR	395,757	15,667
Magnit PJSC	17,718	2,818
Magnit PJSC GDR (Registered)	69,323	3,126
Mail.ru Group Ltd. GDR (Registered)*	56,078	906
MMC Norilsk Nickel OJSC ADR	185,035	2,618
Mobile TeleSystems OJSC ADR	24,212	174
OTCPharm*	27,410	9
Pharmstandard OJSC GDR (Registered)*	27,410	166
PhosAgro OAO GDR (Registered)	470,676	4,792
Rosneft OAO GDR (Registered)	720,200	2,528
Sberbank of Russia	982,613	882
Severstal PAO GDR (Registered)	100,696	915
Sistema JSFC GDR (Registered)	15,781	82
Surgutneftegas OAO ADR	64,576	272
Tatneft OAO ADR	8,529	208

		39,843

Singapore - 0.2%
CDL Hospitality Trusts	95,000	125
China Yuchai International Ltd.	25,001	475
ComfortDelGro Corp. Ltd.	563,000	1,102
DBS Group Holdings Ltd.	40,000	618
Fortune Real Estate Investment Trust	152,000	153
Frasers Commercial Trust	94,000	100
Mapletree Logistics Trust	273,000	244
Starhill Global REIT	167,000	101

		2,918

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.2% continued
South Africa - 7.6%
AngloGold Ashanti Ltd. ADR*	222,400	$1,935
Aspen Pharmacare Holdings Ltd.*	140,533	4,890
Aveng Ltd.*	837,836	1,261
Barloworld Ltd.	1,320,702	10,888
Bidvest Group Ltd.	48,692	1,273
Coronation Fund Managers Ltd.	105,190	1,038
Discovery Ltd.	531,345	5,076
Emira Property Fund	137,106	205
FirstRand Ltd.	383,647	1,662
Investec Ltd.	120,638	1,007
Liberty Holdings Ltd.	52,464	557
Massmart Holdings Ltd.	316,162	3,860
Mediclinic International Ltd.	637,020	5,506
Mondi Ltd.	29,931	486
MTN Group Ltd.	282,570	5,362
Naspers Ltd., Class N	141,160	18,174
Netcare Ltd.	416,448	1,361
Reunert Ltd.	613,908	3,218
RMB Holdings Ltd.	183,882	1,012
Sasol Ltd.	116,574	4,355
Standard Bank Group Ltd.	861,844	10,591
Steinhoff International Holdings Ltd.	278,067	1,423
Tiger Brands Ltd.	114,421	3,624
Tongaat Hulett Ltd.	28,816	430
Truworths International Ltd.	2,317,997	15,452
Woolworths Holdings Ltd.	519,055	3,431

		108,077

South Korea - 12.2%
ASIA Holdings Co. Ltd.*	1,319	178
BS Financial Group, Inc.	270,206	3,556
Bukwang Pharmaceutical Co. Ltd.	31,169	503
Coway Co. Ltd.	12,258	933
Daekyo Co. Ltd.	51,121	328
Daishin Securities Co. Ltd.*	26,155	223
Dongbu Insurance Co. Ltd.	49,160	2,455
Hana Financial Group, Inc.	118,040	3,410
Hankook Tire Co. Ltd.	271,497	12,917
Hyundai Mipo Dockyard	42,661	2,691
Hyundai Motor Co.	137,712	20,907
Industrial Bank of Korea	83,167	1,059
KB Financial Group, Inc.	73,904	2,414
Kia Motors Corp.	17,860	844
Korea District Heating Corp.	3,169	161
Korea Zinc Co. Ltd.	1,466	537
KT Corp.	16,477	466
KT&G Corp.	12,882	893
LF Corp.	9,715	263
LG Chem Ltd.	13,499	2,203
LG Display Co. Ltd.*	44,259	1,340
LG Electronics, Inc.	60,236	3,219
NAVER Corp.	740	478
POSCO	21,380	5,394
Samsung Electronics Co. Ltd.	62,725	75,399
Shinhan Financial Group Co. Ltd.	535,590	21,490
SK Hynix, Inc.*	185,782	8,000
SK Networks Co. Ltd.	66,068	533
SK Telecom Co. Ltd.	3,105	755
Sungwoo Hitech Co. Ltd.	23,039	243

		173,792

Switzerland - 0.3%
Dufry A.G. (Registered)*	25,987	3,852

Taiwan - 11.1%
Advanced Semiconductor Engineering, Inc.	1,406,584	1,672
Asustek Computer, Inc.	127,000	1,383
AU Optronics Corp.	225,000	114
Casetek Holdings Ltd.	17,000	96
Catcher Technology Co. Ltd.	13,000	100
Chailease Holding Co. Ltd.	224,000	555
Cheng Uei Precision Industry Co. Ltd.	62,000	97
Chicony Electronics Co. Ltd.	38,000	106
ChipMOS Technologies, Inc.	81,000	107
Compal Electronics, Inc.	4,445,000	3,099
Delta Electronics, Inc.	910,000	5,407
Epistar Corp.	1,843,000	3,638
Farglory Land Development Co. Ltd.	282,870	336
Feng TAY Enterprise Co. Ltd.	38,000	115
Foxconn Technology Co. Ltd.	38,000	102
Hermes Microvision, Inc.	82,000	4,108
Hiwin Technologies Corp.	246,000	2,036
Hon Hai Precision Industry Co. Ltd.	8,410,122	23,192
Innolux Corp.	221,000	106
King Yuan Electronics Co. Ltd.	131,000	105
King’s Town Bank Co. Ltd.	232,000	240
Kinsus Interconnect Technology Corp.	158,000	522
Largan Precision Co. Ltd.	54,000	4,043
Lite-On Technology Corp.	454,798	521
MediaTek, Inc.	601,000	8,749

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.2% continued
Taiwan - 11.1% continued
Mega Financial Holding Co. Ltd.	5,371,000	$4,140
Micro-Star International Co. Ltd.	89,000	95
Novatek Microelectronics Corp.	19,000	106
Pegatron Corp.	1,173,000	2,701
Powertech Technology, Inc.*	485,000	829
President Chain Store Corp.	579,313	4,467
Quanta Computer, Inc.	289,000	720
Radiant Opto-Electronics Corp.	143,527	455
Realtek Semiconductor Corp.	373,280	1,237
Simplo Technology Co. Ltd.	50,000	248
Taishin Financial Holding Co. Ltd.	2,777,222	1,139
Taiwan Cement Corp.	889,000	1,214
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,251,100	28,000
Taiwan Semiconductor Manufacturing Co. Ltd.	8,903,542	39,289
Transcend Information, Inc.	67,000	208
Tripod Technology Corp.	53,000	103
United Microelectronics Corp.	1,691,000	783
Vanguard International Semiconductor Corp.	2,428,000	3,987
Win Semiconductors Corp.	112,000	104
Wistron Corp.	111,000	100
Yageo Corp.	2,669,780	4,255
Yuanta Financial Holding Co. Ltd.	8,564,300	4,148

		158,877

Thailand - 2.0%
Airports of Thailand PCL NVDR	491,400	4,204
Bangkok Bank PCL NVDR	560,100	3,288
Bangkok Expressway PCL NVDR	267,200	321
Delta Electronics Thailand PCL NVDR	189,000	405
GFPT PCL (Registered)	356,000	193
Hana Microelectronics PCL (Registered)	168,200	194
Kasikornbank PCL NVDR	925,300	6,389
Kiatnakin Bank PCL (Registered)	385,900	463
Krung Thai Bank PCL (Registered)	1,800,392	1,242
PTT PCL NVDR	371,300	3,640
Siam Commercial Bank (The) PCL (Registered)	1,474,100	8,155
Thanachart Capital PCL NVDR	661,100	635

		29,129

Turkey - 2.8%
Akbank T.A.S.	586,350	2,160
Coca-Cola Icecek A.S.	192,653	4,165
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	678,494	801
Eregli Demir ve Celik Fabrikalari T.A.S.	596,941	1,140
TAV Havalimanlari Holding A.S.	403,796	3,302
Tofas Turk Otomobil Fabrikasi A.S.	160,730	1,097
Tupras Turkiye Petrol Rafinerileri A.S.	563,694	13,310
Turk Hava Yollari AO*	1,065,383	4,372
Turkiye Halk Bankasi A.S.	740,932	4,377
Turkiye Is Bankasi, Class C	212,223	609
Turkiye Sise ve Cam Fabrikalari A.S.	612,119	954
Ulker Biskuvi Sanayi A.S.	398,154	3,151

		39,438

United Arab Emirates - 1.6%
Abu Dhabi Commercial Bank PJSC	584,744	1,097
Air Arabia PJSC	824,805	333
Dubai Islamic Bank PJSC	354,483	652
Emaar Properties PJSC	8,980,042	17,229
First Gulf Bank PJSC	65,468	299
Union National Bank PJSC	2,043,483	3,168

		22,778

United Kingdom - 0.6%
Anglo American PLC	427,787	7,977

United States - 1.3%
Cognizant Technology Solutions Corp., Class A*	121,300	6,388
Flextronics International Ltd.*	179,100	2,002
Tenaris S.A. ADR	349,531	10,559

		18,949

Total Common Stocks(3) (Cost $1,131,053)		1,299,831

PREFERRED STOCKS - 4.9%
Brazil - 4.8%
Banco Bradesco S.A. ADR	52,221	698
Bradespar S.A.	65,350	349
Centrais Eletricas Brasileiras S.A., Class B*	123,100	358
Cia Energetica de Sao Paulo, Class B	95,700	965
Cia Paranaense de Energia ADR	35,241	464
Itau Unibanco Holding S.A.	76,388	993
Itau Unibanco Holding S.A. ADR	2,277,447	29,630
Itausa - Investimentos Itau S.A.	129,950	453
Klabin S.A.	252,400	1,377
Lojas Americanas S.A.	1,308,103	8,478

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 4.9% continued
Brazil - 4.8% continued
Metalurgica Gerdau S.A.	168,000	$708
Petroleo Brasileiro S.A.*	790,956	2,997
Petroleo Brasileiro S.A. ADR*	260,134	1,972
Randon Participacoes S.A.	1,223,062	2,187
Usinas Siderurgicas de Minas Gerais S.A., Class A*	1,016,575	1,930
Vale S.A.	1,208,913	8,772
Vale S.A. ADR	854,000	6,200

		68,531

South Korea - 0.1%
Samsung Electronics Co. Ltd.	782	732

Total Preferred Stocks(3) (Cost $96,535)		69,263

	NUMBER OF WARRANTS	VALUE (000S)

WARRANTS - 1.3%
India - 0.7%
ITC Ltd., Exp. 5/2/18, Strike $0.00*	825,473	$4,822
Maruti Suzuki India Ltd., Exp. 2/9/15, Strike $0.00*	89,387	4,715

		9,537

Pakistan - 0.2%
United Bank Ltd., Exp. 6/17/19, Strike $0.01(1) (2) *	1,573,217	2,739

Taiwan - 0.4%
CTBC Financial Holding Co. Ltd., Exp. 3/9/16, Strike $0.01(1) (2) *	8,645,483	5,622

United States - 0.0%
Tasly Pharmaceutical Group Co. Ltd., Exp. 11/11/19, Strike $0.01(1) (2) *	142,500	944

Total Warrants(3) (Cost $14,805)		18,842

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(4) (5)	30,513,294	$30,513

Total Investment Companies (Cost $30,513)		30,513

Total Investments - 99.5% (Cost $1,272,906)		1,418,449

Other Assets less Liabilities - 0.5%		6,432

NET ASSETS - 100.0%		$1,424,881

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Multi-Manager Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2014, the value of these restricted illiquid securities amounted to approximately $12,214,000 or 0.9% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
CTBC Financial Holding Co. Ltd.,
Exp. 3/9/16, Strike $0.01	3/9/11-8/1/14	$5,129

Tasly Pharmaceutical Group Co. Ltd.,
Exp. 11/11/19, Strike $0.01	11/17/14	991

Tianhe Chemicals Group Ltd.	6/13/14-12/15/14	4,501

United Bank Ltd.,
Exp. 6/17/19, Strike $0.01	6/16/14-12/15/14	2,607

(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $42,697,000 with net sales of approximately $12,184,000 during the nine months ended December 31, 2014.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.4%
Consumer Staples	5.8
Energy	6.8
Financials	25.9
Health Care	1.7
Industrials	5.9
Information Technology	23.4
Materials	7.4
Telecommunication Services	6.2
Utilities	1.5

Total	100.0%

At December 31, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	20.6%
Hong Kong Dollar	19.7
Korean Won	12.6
Taiwan Dollar	9.4
South African Rand	8.2
Indian Rupee	7.2
Brazilian Real	5.5
All other currencies less than 5%	16.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$26,030	$46,267		$—	$72,297
China	30,595	152,556		—	183,151
Egypt	20,176	—		—	20,176
Hong Kong	—	111,001		—	111,001
India	19,325	100,195		—	119,520
Mexico	95,284	—		—	95,284
Peru	6,023	—		—	6,023
Russia	4,055	35,779		9	39,843
Singapore	475	2,443		—	2,918
South Africa	1,935	106,142		—	108,077
Taiwan	27,999	130,878		—	158,877
Thailand	8,155	20,974		—	29,129
United States	18,949	—		—	18,949
All Other Countries	—	334,586	(1)	—	334,586
Preferred Stocks
Brazil	38,964	29,567		—	68,531
South Korea	—	732		—	732
Warrants	—	18,842	(1)	—	18,842
Investment Companies	30,513	—		—	30,513

Total Investments	$328,478	$1,089,962		$9	$1,418,449

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Brazil	$45,944	Valuations at last trade with foreign fair value adjustments
Colombia	155	Valuations at last trade with foreign fair value adjustments
Preferred Stocks
Brazil	7,133	Valuations at last trade with foreign fair value adjustments
Warrants
India	9,537	Valuations based on parity price
Taiwan	5,622	Valuations based on parity price

Total	$68,391

At December 31, 2014, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
China	$10,111	Valuations at official close price

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S) (1)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/14 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/14 (000S)
Common Stocks
Hong Kong	$—	$—	$—	$—	$—	$—	$—	$—	$(948)
Russia	—	—	—	—	—	9	—	9	9

Total	$—	$—	$—	$—	$—	$9	$—	$9	$(939)

(1)	The Transfers Into Level 3, noted above, were due to valuations based on a last trade price in an inactive market.

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,293,939

Gross tax appreciation of investments	$273,443
Gross tax depreciation of investments	(148,933)

Net tax appreciation of investments	$124,510

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.3%
Australia - 10.3%
AusNet Services	15,086,708	$16,298
DUET Group	15,349,180	30,136
Macquarie Atlas Roads Group	3,965,448	10,288
Origin Energy Ltd.	1,084,678	10,236
Spark Infrastructure Group	11,038,507	19,107
Transurban Group	8,427,180	58,911

		144,976

Austria - 0.3%
Flughafen Wien A.G.	41,921	3,947

Brazil - 1.0%
CCR S.A.	1,115,300	6,404
Cia de Saneamento Basico do Estado de Sao Paulo ADR*	1,235,000	7,768

		14,172

Canada - 6.6%
Enbridge, Inc.	878,500	45,173
Inter Pipeline Ltd.	534,200	16,525
Pembina Pipeline Corp.	309,800	11,290
TransCanada Corp.	272,800	13,407
Veresen, Inc.	482,100	7,619

		94,014

China - 1.3%
COSCO Pacific Ltd.	6,527,800	9,246
ENN Energy Holdings Ltd.	1,597,500	9,034

		18,280

France - 11.7%
Aeroports de Paris	148,446	17,993
Eutelsat Communications S.A.	1,189,617	38,457
GDF Suez	312,600	7,301
Groupe Eurotunnel S.A. (Registered)	897,400	11,584
SES S.A.	901,174	32,326
Vinci S.A.	1,054,213	57,687

		165,348

Germany - 1.2%
Fraport A.G. Frankfurt Airport Services Worldwide	305,200	17,681

Hong Kong - 0.6%
Beijing Enterprises Holdings Ltd.	1,083,900	8,473

Italy - 15.1%
ASTM S.p.A.	443,898	5,124
Atlantia S.p.A.	3,226,670	74,944
Hera S.p.A.	6,849,814	16,119
Snam S.p.A.	12,356,050	60,954
Societa Iniziative Autostradali e Servizi S.p.A.	1,086,551	10,462
Terna Rete Elettrica Nazionale S.p.A.	9,999,660	45,299

		212,902

Japan - 4.8%
Toho Gas Co. Ltd.	2,117,000	10,375
Tokyo Gas Co. Ltd.	10,558,300	56,974

		67,349

Mexico - 0.1%
Infraestructura Energetica Nova S.A.B. de C.V.	309,900	1,550

Netherlands - 0.5%
Koninklijke Vopak N.V.	139,400	7,222

South Korea - 0.3%
Macquarie Korea Infrastructure Fund	657,970	4,102

Spain - 1.9%
Abertis Infraestructuras S.A.	483,688	9,556
Ferrovial S.A.	845,880	16,667

		26,223

Switzerland - 1.6%
Flughafen Zuerich A.G. (Registered)	33,266	22,300

United Kingdom - 6.3%
National Grid PLC	2,373,500	33,836
Pennon Group PLC	2,768,473	39,654
Severn Trent PLC	234,500	7,271
United Utilities Group PLC	607,900	8,615

		89,376

United States - 26.7%
AGL Resources, Inc.	138,200	7,533
American Tower Corp.	419,700	41,487
American Water Works Co., Inc.	249,200	13,282
California Water Service Group	276,830	6,813
CenterPoint Energy, Inc.	616,000	14,433
Crown Castle International Corp.	308,000	24,240
CSX Corp.	934,684	33,864
Great Plains Energy, Inc.	84,200	2,392
ITC Holdings Corp.	191,000	7,722
Kansas City Southern	72,700	8,872
Kinder Morgan, Inc.	445,900	18,866
NiSource, Inc.	209,200	8,874
Norfolk Southern Corp.	311,850	34,182

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.3% continued
United States - 26.7% continued
Northeast Utilities	214,200	$11,464
ONEOK, Inc.	155,200	7,727
PG&E Corp.	538,960	28,694
SBA Communications Corp., Class A*	162,900	18,043
Sempra Energy	159,000	17,706
SJW Corp.	77,080	2,476
Spectra Energy Corp.	261,300	9,485
Targa Resources Corp.	75,700	8,028
Teekay Corp.	229,200	11,664
UIL Holdings Corp.	88,100	3,836
Union Pacific Corp.	131,300	15,642
Williams (The) Cos., Inc.	447,500	20,111

		377,436

Total Common Stocks(1) (Cost $1,234,184)		1,275,351

MASTER LIMITED PARTNERSHIPS - 6.5%
United States - 6.5%
Access Midstream Partners L.P.	240,600	13,041
Boardwalk Pipeline Partners LP	620,800	11,032
Crestwood Equity Partners L.P.	1,103,700	8,940
Energy Transfer Equity L.P.	254,000	14,574
Enterprise Products Partners L.P.	578,100	20,881
EQT Midstream Partners L.P.	75,900	6,679
EV Energy Partners L.P.	273,745	5,275
MarkWest Energy Partners L.P.	171,618	11,531

		91,953

Total Master Limited Partnerships (Cost $84,284)		91,953

INVESTMENT COMPANIES - 2.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	29,871,925	29,872

Total Investment Companies (Cost $29,872)		29,872

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.0%
U.S. Treasury Bill,
0.05%, 4/30/15(4)	$485	$485

Total Short-Term Investments (Cost $485)		485

Total Investments - 98.9% (Cost $1,348,825)		1,397,661

Other Assets less Liabilities - 1.1%		15,480

NET ASSETS - 100.0%		$1,413,141

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $52,553,000 with net sales of approximately $22,681,000 during the nine months ended December 31, 2014.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	4	$410	Long	3/15	$14
Mini MSCI EAFE Index	4	352	Long	3/15	8

Total					$22

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	5.2%
Energy	20.4
Financials	5.1
Industrials	31.7
Telecommunication Services	1.3
Utilities	36.3

Total	100.0%

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

At December 31, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	34.9%
Euro	31.7
Australian Dollar	10.6
Canadian Dollar	6.9
Great Britain Pound	6.5
All other currencies less than 5%	9.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$7,768		$6,404		$—	$14,172
Canada	94,014		—		—	94,014
Mexico	1,550		—		—	1,550
United States	377,436		—		—	377,436
All Other Countries	—		788,179	(1)	—	788,179
Master Limited Partnerships	91,953	(1)	—		—	91,953
Investment Companies	29,872		—		—	29,872
Short-Term Investments	—		485		—	485

Total Investments	$602,593		$795,068		$—	$1,397,661

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$22		$—		$—	$22

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Brazil	$6,404	Valuations at last trade with foreign value adjustments

Total	$6,404

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,349,611
Gross tax appreciation of investments	$102,710
Gross tax depreciation of investments	(54,660)

Net tax appreciation of investments	$48,050

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%
Australia - 7.3%
Dexus Property Group	1,879,634	$10,629
Goodman Group	555,082	2,559
Investa Office Fund	1,065,436	3,147
Mirvac Group	3,479,837	5,026
Scentre Group*	6,337,586	18,021
Westfield Corp.*	2,541,496	18,581

		57,963

Austria - 0.2%
Conwert Immobilien Invest S.E.*	168,564	1,990

Canada - 1.2%
Allied Properties Real Estate Investment Trust	244,200	7,869
Boardwalk Real Estate Investment Trust	35,000	1,854

		9,723

Finland - 0.4%
Citycon OYJ	1,027,820	3,205

France - 2.8%
Klepierre	122,972	5,297
Unibail-Rodamco S.E.	66,966	17,115

		22,412

Germany - 3.3%
alstria office REIT-A.G.*	730,052	9,082
Deutsche Annington Immobilien S.E.	440,117	14,971
DIC Asset A.G.	234,490	2,101

		26,154

Hong Kong - 8.0%
Hang Lung Properties Ltd.	1,391,000	3,877
Hongkong Land Holdings Ltd.	1,927,000	12,970
Hysan Development Co. Ltd.	1,158,000	5,145
Kerry Properties Ltd.	1,118,000	4,039
Link REIT (The)	815,500	5,091
Shimao Property Holdings Ltd.	1,047,500	2,329
Sun Hung Kai Properties Ltd.	1,641,000	24,814
Wharf Holdings (The) Ltd.	731,000	5,250

		63,515

Italy - 0.4%
Beni Stabili S.p.A. SIIQ	4,543,403	3,191

Japan - 8.9%
GLP J-REIT	4,540	5,031
Kenedix Office Investment Corp.	877	4,923
Mitsubishi Estate Co. Ltd.	857,000	18,138
Mitsui Fudosan Co. Ltd.	824,000	22,162
Mori Hills REIT Investment Corp.	3,709	5,307
Nippon Building Fund, Inc.	651	3,262
Orix JREIT, Inc.	2,668	3,735
Sekisui House Ltd.	294,500	3,857
Sumitomo Realty & Development Co. Ltd.	142,000	4,837

		71,252

Mexico - 0.7%
Concentradora Fibra Hotelera Mexicana S.A. de C.V.	1,537,027	2,392
Prologis Property Mexico S.A. de C.V.*	1,728,700	3,197

		5,589

Netherlands - 0.6%
Atrium European Real Estate Ltd.*	1,010,160	4,998

New Zealand - 0.4%
Precinct Properties New Zealand Ltd.	3,005,753	2,790

Singapore - 2.5%
CapitaCommercial Trust	2,927,000	3,875
CapitaLand Ltd.	1,683,900	4,184
Keppel Land Ltd.	2,034,000	5,229
Mapletree Commercial Trust	1,896,000	2,017
Suntec Real Estate Investment Trust	3,053,400	4,610

		19,915

United Kingdom - 5.2%
British Land (The) Co. PLC	1,249,450	15,010
Great Portland Estates PLC	640,513	7,320
Hammerson PLC	647,281	6,050
Land Securities Group PLC	227,181	4,065
Segro PLC	1,603,365	9,191

		41,636

United States - 54.8%
American Campus Communities, Inc.	141,478	5,852
American Residential Properties, Inc.*	173,851	3,055
American Tower Corp.	63,300	6,257
Apartment Investment & Management Co., Class A	169,332	6,291
AvalonBay Communities, Inc.	104,475	17,070
Boston Properties, Inc.	85,091	10,950
Brandywine Realty Trust	166,006	2,653
Brixmor Property Group, Inc.	106,669	2,650
Brookdale Senior Living, Inc.*	105,592	3,872
Camden Property Trust	98,505	7,274

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
United States - 54.8% continued
CBL & Associates Properties, Inc.	378,249	$7,346
CyrusOne, Inc.	130,358	3,591
DCT Industrial Trust, Inc.	281,660	10,044
DDR Corp.	291,081	5,344
DiamondRock Hospitality Co.	416,253	6,190
Douglas Emmett, Inc.	392,515	11,147
Duke Realty Corp.	402,490	8,130
DuPont Fabros Technology, Inc.	67,547	2,245
Equity Commonwealth	154,436	3,964
Equity Residential	174,700	12,550
Essex Property Trust, Inc.	22,883	4,728
First Industrial Realty Trust, Inc.	84,521	1,738
General Growth Properties, Inc.	361,088	10,157
Gramercy Property Trust, Inc.	751,502	5,185
HCP, Inc.	57,133	2,516
Health Care REIT, Inc.	208,510	15,778
Healthcare Realty Trust, Inc.	105,751	2,889
Healthcare Trust of America, Inc., Class A	200,919	5,413
Highwoods Properties, Inc.	294,137	13,024
Hilton Worldwide Holdings, Inc.*	186,956	4,878
Host Hotels & Resorts, Inc.	685,423	16,293
Iron Mountain, Inc.	69,794	2,698
Kilroy Realty Corp.	84,203	5,816
Kimco Realty Corp.	153,801	3,867
Kite Realty Group Trust	161,448	4,640
Liberty Property Trust	128,922	4,851
Mid-America Apartment Communities, Inc.	86,071	6,428
Outfront Media, Inc.	270,406	7,258
Paramount Group, Inc.*	171,500	3,188
Parkway Properties, Inc.	159,800	2,939
Pebblebrook Hotel Trust	149,862	6,838
Post Properties, Inc.	108,620	6,384
Prologis, Inc.	246,728	10,617
PS Business Parks, Inc.	40,411	3,214
Public Storage	48,964	9,051
Ramco-Gershenson Properties Trust	241,238	4,521
Regency Centers Corp.	89,555	5,712
RLJ Lodging Trust	215,312	7,219
Sabra Health Care REIT, Inc.	19,200	583
Simon Property Group, Inc.	226,615	41,269
SL Green Realty Corp.	90,795	10,806
Spirit Realty Capital, Inc.	579,511	6,890
Starwood Hotels & Resorts Worldwide, Inc.	36,120	2,928
Strategic Hotels & Resorts, Inc.*	480,202	6,353
Taubman Centers, Inc.	78,639	6,010
UDR, Inc.	346,444	10,677
Ventas, Inc.	148,958	10,680
Vornado Realty Trust	162,715	19,153
Washington Prime Group, Inc.	230,308	3,966
Washington Real Estate Investment Trust	144,458	3,996

		437,626

Total Common Stocks(1) (Cost $673,699)		771,959

INVESTMENT COMPANIES - 1.9%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	15,131,118	15,131

Total Investment Companies (Cost $15,131)		15,131

Total Investments - 98.6% (Cost $688,830)		787,090

Other Assets less Liabilities - 1.4%		11,121

NET ASSETS - 100.0%		$798,211

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $27,968,000 with net sales of approximately $12,837,000 during the nine months ended December 31, 2014.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	11.6%
Diversified REITs	10.3
Health Care Facilities	0.5
Health Care REITs	4.9
Homebuilding	0.5
Hotel & Resort REITs	5.9
Hotels, Resorts & Cruise Lines	1.0
Industrial REITs	5.5
Office REITs	17.6
Real Estate Development	1.2
Real Estate Operating Companies	5.4
Residential REITs	10.6
Retail REITs	21.7
Specialized REITs	3.3

Total	100.0%

At December 31, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	58.4%
Japanese Yen	9.2
Euro	8.0
Australian Dollar	7.5
Hong Kong Dollar	6.5
British Pound	5.4
All other currencies less than 5%	5.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Canada	$9,723	$—		$—	$9,723
Mexico	5,589	—		—	5,589
New Zealand	2,790	—		—	2,790
United States	437,626	—		—	437,626
All Other Countries	—	316,231	(1)	—	316,231
Investment Companies	15,131	—		—	15,131

Total Investments	$470,859	$316,231		$—	$787,090

(1)	Classifications as defined in the Schedule of Investments.
The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$702,453

Gross tax appreciation of investments	$97,557
Gross tax depreciation of investments	(12,920)

Net tax appreciation of investments	$84,637

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.1%
Australia - 1.4%
Australia & New Zealand Banking Group Ltd.	478,372	$12,444
Beach Energy Ltd.	4,104,797	3,512
BHP Billiton Ltd. ADR	93,528	4,426
CSL Ltd.	28,366	1,997
REA Group Ltd.	21,206	779
Telstra Corp. Ltd.	1,137,430	5,524

		28,682

Austria - 1.0%
Conwert Immobilien Invest S.E.*	265,155	3,130
Erste Group Bank A.G.	318,500	7,302
Schoeller-Bleckmann Oilfield Equipment A.G.	74,031	5,347
Voestalpine A.G.	127,410	5,023

		20,802

Belgium - 0.7%
Anheuser-Busch InBev N.V.	95,039	10,695
Telenet Group Holding N.V.*	25,391	1,426
UCB S.A.	14,411	1,094

		13,215

Brazil - 1.2%
Ambev S.A. ADR	583,944	3,632
Banco do Brasil S.A.	414,600	3,668
BB Seguridade Participacoes S.A.	251,000	3,013
CETIP S.A. - Mercados Organizados	55,100	667
Cia de Saneamento Basico do Estado de Sao Paulo ADR*	164,200	1,033
Embraer S.A. ADR	90,820	3,348
Kroton Educacional S.A.	274,100	1,579
Qualicorp S.A.*	203,900	2,118
Vale S.A. ADR	597,700	4,889

		23,947

Canada - 3.4%
Alimentation Couche-Tard, Inc., Class B	62,222	2,608
Barrick Gold Corp.	91,853	987
Brookfield Asset Management, Inc., Class A	55,750	2,795
Canadian National Railway Co.	24,533	1,690
Canadian Natural Resources Ltd.	166,279	5,141
Canadian Pacific Railway Ltd.	8,328	1,605
CI Financial Corp.	68,559	1,905
Constellation Software, Inc.	2,118	630
Dollarama, Inc.	18,368	939
Enbridge, Inc.	103,241	5,309
Encana Corp.	70,419	980
Kinross Gold Corp.*	411,570	1,155
Magna International, Inc.	41,600	4,521
Manulife Financial Corp.	451,000	8,610
Methanex Corp.	79,700	3,653
Open Text Corp.	73,361	4,274
Peyto Exploration & Development Corp.	34,754	1,001
Rogers Communications, Inc., Class B	82,921	3,222
Saputo, Inc.	67,242	2,021
Suncor Energy, Inc.	127,000	4,034
Toronto-Dominion Bank (The)	216,928	10,365
Yamana Gold, Inc.	163,060	655

		68,100

China - 4.1%
Alibaba Group Holding Ltd. ADR*	14,563	1,514
Anhui Conch Cement Co. Ltd., Class H	4,039,200	15,064
Baidu, Inc. ADR*	11,402	2,599
China Construction Bank Corp., Class H	10,783,700	8,777
China Merchants Bank Co. Ltd., Class H	881,000	2,199
China Oilfield Services Ltd., Class H	3,355,700	5,841
China Petroleum & Chemical Corp., Class H	10,749,100	8,703
China Shipping Container Lines Co. Ltd., Class H*	11,918,000	3,759
CITIC Securities Co. Ltd., Class H	431,000	1,612
ENN Energy Holdings Ltd.	232,000	1,312
Industrial & Commercial Bank of China Ltd., Class H	5,978,000	4,343
Lenovo Group Ltd.	1,820,000	2,373
Mindray Medical International Ltd. ADR	182,890	4,828
NetEase, Inc. ADR	14,418	1,429
Ping An Insurance Group Co. of China Ltd., Class H	484,500	4,898
Sihuan Pharmaceutical Holdings Group Ltd.	1,232,000	819
Tencent Holdings Ltd.	224,800	3,225
Vipshop Holdings Ltd. ADR*	72,246	1,412
Weichai Power Co. Ltd., Class H	1,527,000	6,409
WuXi PharmaTech Cayman, Inc. ADR*	21,916	738
YY, Inc. ADR*	11,741	732

		82,586

Czech Republic - 0.2%
Komercni banka A.S.	17,356	3,576

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.1% continued
Denmark - 1.2%
Carlsberg A/S, Class B	104,900	$8,146
Coloplast A/S, Class B	21,433	1,804
Novo Nordisk A/S, Class B	340,140	14,392

		24,342

Finland - 0.5%
Kone OYJ, Class B	57,596	2,616
Sampo OYJ, Class A	159,544	7,481

		10,097

France - 7.6%
Accor S.A.	75,537	3,385
Air Liquide S.A.	21,663	2,673
AXA S.A.	663,451	15,323
BNP Paribas S.A.	81,591	4,795
Bollore S.A.	122,766	557
Cap Gemini S.A.	76,770	5,468
Carrefour S.A.	80,874	2,457
Cie de Saint-Gobain	113,847	4,793
Danone S.A.	143,557	9,444
Essilor International S.A.	97,002	10,798
Eurofins Scientific S.E.	4,013	1,022
Groupe Eurotunnel S.A. (Registered)	58,809	759
Hermes International	4,438	1,583
Ingenico	7,606	799
JCDecaux S.A.	69,896	2,400
Legrand S.A.	75,840	3,970
L’Oreal S.A.	53,648	9,007
LVMH Moet Hennessy Louis Vuitton S.A.	28,143	4,450
Pernod Ricard S.A.	62,875	6,971
Peugeot S.A.*	84,415	1,030
Plastic Omnium S.A.	25,851	702
Sanofi	190,160	17,330
Schneider Electric S.E.	133,998	9,737
Societe Generale S.A.	106,024	4,455
Sodexo S.A.	50,813	4,982
Technip S.A.	58,714	3,506
Total S.A.	121,591	6,269
Unibail-Rodamco S.E.	39,703	10,148
Valeo S.A.	20,094	2,503

		151,316

Germany - 5.3%
adidas A.G.	54,980	3,832
Allianz S.E. (Registered)	52,973	8,802
BASF S.E.	43,427	3,671
Bayer A.G. (Registered)	48,891	6,684
Bayerische Motoren Werke A.G.	30,240	3,284
Brenntag A.G.	27,631	1,555
Continental A.G.	21,547	4,576
Daimler A.G. (Registered)	114,422	9,546
Deutsche Annington Immobilien S.E.	27,192	925
Deutsche Boerse A.G.	162,893	11,674
Deutsche Wohnen A.G. (Bearer)	34,642	823
E.ON S.E.	169,130	2,904
Fielmann A.G.	11,022	754
Fresenius Medical Care A.G. & Co. KGaA	36,138	2,705
Fresenius S.E. & Co. KGaA	69,397	3,624
Linde A.G.	39,736	7,411
MorphoSys A.G.*	8,708	806
ProSiebenSat.1 Media A.G. (Registered)	56,807	2,393
SAP S.E.	125,156	8,849
Siemens A.G. (Registered)	114,786	13,018
Symrise A.G.	82,535	5,005
Volkswagen A.G.	3,128	682
Wirecard A.G.	40,610	1,791

		105,314

Hong Kong - 2.7%
AIA Group Ltd.	1,294,400	7,128
Belle International Holdings Ltd.	1,732,000	1,939
BOC Hong Kong Holdings Ltd.	2,612,500	8,698
Brilliance China Automotive Holdings Ltd.	416,000	666
Cheung Kong Holdings Ltd.	790,245	13,186
China High Precision Automation Group Ltd.*	982,000	5
China Mobile Ltd.	1,050,613	12,342
China Overseas Land & Investment Ltd.	590,000	1,741
Hong Kong Exchanges and Clearing Ltd.	53,300	1,173
Orient Overseas International Ltd.	1,206,400	7,024
Techtronic Industries Co. Ltd.	284,500	912

		54,814

India - 1.7%
HDFC Bank Ltd. ADR	96,568	4,901
ICICI Bank Ltd. ADR	1,493,570	17,251
Infosys Ltd. ADR	102,731	3,232
Tata Motors Ltd. ADR	150,694	6,371
WNS Holdings Ltd. ADR*	82,672	1,708

		33,463

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.1% continued
Indonesia - 0.5%
Bank Rakyat Indonesia Persero Tbk PT	8,196,800	$7,633
Indofood Sukses Makmur Tbk PT	5,693,600	3,104

		10,737

Ireland - 2.8%
Covidien PLC	80,490	8,233
CRH PLC	235,466	5,593
Experian PLC	90,390	1,525
ICON PLC*	235,171	11,991
Shire PLC	329,190	23,291
Smurfit Kappa Group PLC	194,505	4,373
Smurfit Kappa Group PLC (Frankfurt Exchange)	54,807	1,231

		56,237

Israel - 1.4%
Check Point Software Technologies Ltd.*	53,183	4,178
Israel Chemicals Ltd.	600,300	4,330
Teva Pharmaceutical Industries Ltd. ADR	346,126	19,906

		28,414

Italy - 0.6%
Banca Generali S.p.A.	47,055	1,306
Intesa Sanpaolo S.p.A.	2,861,448	8,278
Pirelli & C. S.p.A.	239,376	3,215

		12,799

Japan - 13.1%
Amada Co. Ltd.	319,987	2,744
Asahi Group Holdings Ltd.	47,800	1,475
Asahi Kasei Corp.	453,000	4,152
Astellas Pharma, Inc.	409,600	5,701
Bank of Yokohama (The) Ltd.	1,240,592	6,733
Daikin Industries Ltd.	61,500	3,967
Daito Trust Construction Co. Ltd.	11,400	1,291
Denso Corp.	237,200	11,055
Dentsu, Inc.	89,200	3,754
FANUC Corp.	73,620	12,150
Fuji Heavy Industries Ltd.	197,700	6,962
Hitachi Ltd.	2,407,187	17,614
Hoya Corp.	101,100	3,385
Inpex Corp.	312,739	3,470
Isuzu Motors Ltd.	778,100	9,493
ITOCHU Corp.	193,400	2,068
Japan Display, Inc.*	343,908	1,052
Japan Tobacco, Inc.	206,103	5,659
Kao Corp.	56,200	2,217
Keyence Corp.	8,800	3,898
Komatsu Ltd.	367,500	8,147
Kyowa Hakko Kirin Co. Ltd.	271,190	2,553
LIXIL Group Corp.	60,400	1,277
M3, Inc.	51,400	855
Minebea Co. Ltd.	113,343	1,659
Mitsubishi Corp.	194,405	3,565
Mitsubishi Estate Co. Ltd.	7,000	148
Mitsubishi UFJ Financial Group, Inc.	1,640,695	8,993
Mitsui & Co. Ltd.	654,200	8,745
Mizuho Financial Group, Inc.	5,036,900	8,464
MS&AD Insurance Group Holdings, Inc.	228,435	5,426
Murata Manufacturing Co. Ltd.	55,500	6,063
Nidec Corp.	31,100	2,017
Nintendo Co. Ltd.	25,059	2,612
Nippon Paint Holdings Co. Ltd.	57,000	1,654
Nippon Steel & Sumitomo Metal Corp.	1,899,900	4,715
Nitori Holdings Co. Ltd.	25,200	1,354
Nomura Research Institute Ltd.	58,500	1,796
Omron Corp.	69,500	3,115
ORIX Corp.	436,400	5,455
Recruit Holdings Co. Ltd.*	21,800	617
Ryohin Keikaku Co. Ltd.	11,100	1,372
SCSK Corp.	27,100	680
Secom Co. Ltd.	173,000	9,939
Seiko Epson Corp.	49,300	2,071
SMC Corp.	46,141	12,015
Sompo Japan Nipponkoa Holdings, Inc.	91,849	2,308
Start Today Co. Ltd.	29,200	609
Sugi Holdings Co. Ltd.	37,045	1,512
Sumitomo Mitsui Financial Group, Inc.	173,400	6,265
Sumitomo Mitsui Trust Holdings, Inc.	1,535,012	5,858
Sumitomo Realty & Development Co. Ltd.	96,000	3,270
Suruga Bank Ltd.	206,000	3,774
Suzuki Motor Corp.	203,238	6,110
Sysmex Corp.	51,500	2,285
Tadano Ltd.	42,000	520
Temp Holdings Co. Ltd.	22,700	706
THK Co. Ltd.	138,979	3,355
Tokio Marine Holdings, Inc.	316,223	10,269
Tsuruha Holdings, Inc.	18,700	1,084

		262,072

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.1% continued
Malaysia - 0.1%
Genting Bhd.	1,075,000	$2,725

Mexico - 0.6%
America Movil S.A.B. de C.V., Class L ADR	182,800	4,054
Arca Continental S.A.B. de C.V.	105,256	666
Cemex S.A.B. de C.V., Series CPO*	555,600	566
Fibra Uno Administracion S.A. de C.V.	355,000	1,046
Grupo Televisa S.A.B. ADR	178,348	6,075

		12,407

Netherlands - 2.2%
Core Laboratories N.V.	83,644	10,066
Heineken N.V.	176,019	12,504
ING Groep N.V. - CVA*	172,730	2,236
NXP Semiconductors N.V.*	38,113	2,912
Royal Dutch Shell PLC, Class A	498,244	16,665

		44,383

Norway - 2.0%
DNB ASA	794,243	11,710
Gjensidige Forsikring ASA	43,013	701
Norsk Hydro ASA	1,006,993	5,664
Statoil ASA	468,600	8,212
Statoil ASA ADR	266,611	4,695
Telenor ASA	457,789	9,230

		40,212

Peru - 0.1%
Credicorp Ltd.	12,492	2,001

Russia - 0.4%
Lukoil OAO ADR	200,300	7,682
Sberbank of Russia ADR	144,600	581

		8,263

Singapore - 1.6%
Biosensors International Group Ltd.*	3,024,860	1,335
DBS Group Holdings Ltd.	405,000	6,254
Golden Agri-Resources Ltd.	30,535,330	10,590
United Overseas Bank Ltd.	782,902	14,474

		32,653

South Africa - 1.1%
Bidvest Group (The) Ltd.	46,731	1,222
MTN Group Ltd.	245,984	4,668
Naspers Ltd., Class N	9,197	1,184
Sanlam Ltd.	114,333	687
Sasol Ltd. ADR	341,200	12,955
Tiger Brands Ltd.	28,473	902

		21,618

South Korea - 1.5%
Coway Co. Ltd.	10,636	809
Hyundai Mobis Co. Ltd.	24,317	5,176
Hyundai Motor Co.	23,180	3,519
KB Financial Group, Inc. ADR	84,200	2,747
POSCO	17,770	4,483
Samsung Electronics Co. Ltd.	5,889	7,079
Samsung Electronics Co. Ltd. GDR (London Exchange)	4,369	2,626
Samsung Electronics Co. Ltd. GDR (OTC Exchange)(1) (2)	2,061	1,244
SK Hynix, Inc.*	47,990	2,066

		29,749

Spain - 2.0%
Abertis Infraestructuras S.A.	84,173	1,663
Amadeus IT Holding S.A., Class A	339,223	13,480
Banco Bilbao Vizcaya Argentaria S.A.	1,195,690	11,253
Banco Santander S.A.	699,579	5,849
Bankinter S.A.	287,296	2,291
Mapfre S.A.	214,630	723
Repsol S.A.	197,873	3,678

		38,937

Sweden - 2.5%
Assa Abloy AB, Class B	18,968	1,003
Atlas Copco AB, Class A	396,916	11,049
Getinge AB, Class B	299,867	6,811
Hennes & Mauritz AB, Class B	39,850	1,653
Hexagon AB, Class B	36,576	1,131
Hexpol AB	7,892	739
Intrum Justitia AB	24,597	728
Investor AB, Class B	163,487	5,925
Sandvik AB	306,470	2,984
Svenska Cellulosa AB S.C.A., Class B	197,600	4,267
Swedbank AB, Class A	180,900	4,501
Telefonaktiebolaget LM Ericsson, Class B	309,371	3,747
Volvo AB, Class B	412,509	4,455

		48,993

Switzerland - 8.1%
ABB Ltd. (Registered)*	273,746	5,790
Actelion Ltd. (Registered)*	25,511	2,935
Adecco S.A. (Registered)*	23,578	1,615

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.1% continued
Switzerland - 8.1% continued
Cie Financiere Richemont S.A. (Registered)	86,371	$7,651
Clariant A.G. (Registered)*	119,191	2,002
Credit Suisse Group A.G. ADR*	173,055	4,340
Geberit A.G. (Registered)	6,168	2,096
Holcim Ltd. (Registered)*	96,818	6,875
Nestle S.A. (Registered)	262,675	19,254
Novartis A.G. (Registered)	265,017	24,373
Novartis A.G. ADR	100,701	9,331
Partners Group Holding A.G.	11,120	3,225
Roche Holding A.G. (Genusschein)	122,554	33,217
Sonova Holding A.G. (Registered)	12,587	1,845
Straumann Holding A.G. (Registered)	3,741	940
Swatch Group (The) A.G. (Bearer)	10,945	4,860
Syngenta A.G. (Registered)	22,050	7,080
Transocean Ltd.	151,823	2,783
UBS Group A.G.*	581,546	9,997
Zurich Insurance Group A.G.*	41,014	12,843

		163,052

Taiwan - 1.0%
Advanced Semiconductor Engineering, Inc.	7,474,415	8,886
Fubon Financial Holding Co. Ltd.	1,294,000	2,058
Largan Precision Co. Ltd.	12,000	898
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	321,915	7,205

		19,047

Thailand - 0.1%
Advanced Info Service PCL (Registered)	166,000	1,266
Kasikornbank PCL (Registered)	178,000	1,237

		2,503

Turkey - 0.8%
Akbank T.A.S.	1,526,087	5,623
KOC Holding A.S. ADR	167,500	4,420
Turkiye Garanti Bankasi A.S.	1,283,391	5,143

		15,186

United Arab Emirates - 0.1%
Dragon Oil PLC	132,811	1,104
Emaar Properties PJSC	432,148	829

		1,933

United Kingdom - 14.9%
Anglo American PLC	160,211	2,964
Aon PLC	73,507	6,971
ARM Holdings PLC ADR	317,107	14,682
Ashtead Group PLC	132,883	2,349
Babcock International Group PLC	142,842	2,337
BAE Systems PLC	1,176,944	8,592
Barclays PLC	1,177,875	4,428
BG Group PLC	521,984	6,948
BP PLC ADR	54,684	2,085
BT Group PLC	772,235	4,794
BTG PLC*	108,198	1,332
Bunzl PLC	81,833	2,231
Capita PLC	97,603	1,636
Centrica PLC	1,943,652	8,365
Compass Group PLC	169,895	2,896
Derwent London PLC	15,785	737
Diageo PLC	880,746	25,261
easyJet PLC	148,201	3,825
Genel Energy PLC*	104,963	1,124
GlaxoSmithKline PLC	396,417	8,481
Glencore PLC*	2,999,847	13,808
Halma PLC	75,036	800
Hikma Pharmaceuticals PLC	25,253	774
Hiscox Ltd.*	72,665	816
HSBC Holdings PLC	1,783,044	16,851
HSBC Holdings PLC (Hongkong Exchange)	68,126	648
Imperial Tobacco Group PLC	195,111	8,545
Indivior PLC*	152,389	355
InterContinental Hotels Group PLC	54,264	2,174
ITV PLC	1,462,265	4,871
Lloyds Banking Group PLC*	8,412,501	9,934
Marks & Spencer Group PLC	1,149,600	8,488
Next PLC	34,714	3,662
Noble Corp. PLC	151,070	2,503
Persimmon PLC*	355,681	8,701
Provident Financial PLC	21,773	829
Prudential PLC	366,168	8,426
Reckitt Benckiser Group PLC	118,276	9,541
Reed Elsevier PLC	150,263	2,556
Rio Tinto PLC	235,346	10,843
Rio Tinto PLC ADR	134,988	6,218
Rolls-Royce Holdings PLC*	723,140	9,741
Sage Group (The) PLC	605,569	4,367
Sky PLC	309,982	4,314
SSE PLC	143,274	3,597
Standard Chartered PLC	541,408	8,120
Subsea 7 S.A.	380,117	3,876

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.1% continued
United Kingdom - 14.9% continued
Unilever PLC	218,485	$8,875
Vodafone Group PLC ADR	187,191	6,396
Whitbread PLC	48,204	3,557
Willis Group Holdings PLC	193,045	8,650
WPP PLC	220,463	4,574

		299,448

United States - 2.6%
Axis Capital Holdings Ltd.	167,200	8,542
Carnival Corp.	286,679	12,995
Everest Re Group Ltd.	59,780	10,181
Freeport-McMoRan, Inc.	216,617	5,060
Genpact Ltd.*	154,630	2,927
Las Vegas Sands Corp.	58,227	3,387
Philip Morris International, Inc.	64,090	5,220
RenaissanceRe Holdings Ltd.	43,400	4,219

		52,531

Total Common Stocks(3) (Cost $1,628,422)		1,826,154

PREFERRED STOCKS - 2.6%
Brazil - 1.4%
Banco Bradesco S.A.	198,950	2,660
Banco Bradesco S.A. ADR	937,689	12,537
Cia Paranaense de Energia ADR	680,800	8,966
Itau Unibanco Holding S.A.	123,580	1,607
Itau Unibanco Holding S.A. ADR	198,674	2,585

		28,355

Colombia - 0.3%
Bancolombia S.A. ADR	127,429	6,101

Germany - 0.9%
Henkel A.G. & Co. KGaA	34,078	3,686
Volkswagen A.G.	63,157	14,108

		17,794

United Kingdom - 0.0%
Rolls-Royce Holdings PLC, Class C*	70,090,200	109

Total Preferred Stocks(3) (Cost $55,760)		52,359

RIGHTS - 0.0%
Spain - 0.0%
Banco Bilbao Vizcaya Argentaria S.A.*	1,195,690	114
Repsol S.A.*	197,873	110

Total Rights (Cost $231)		224

INVESTMENT COMPANIES - 5.6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(4) (5)	111,758,179	111,758

Total Investment Companies (Cost $111,758)		111,758

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S Treasury Bill,
0.04%, 4/30/15(6)	$3,560	$3,559

Total Short-Term Investments (Cost $3,560)		3,559

Total Investments - 99.5% (Cost $1,799,731)		1,994,054

Other Assets less Liabilities - 0.5%		10,120

NET ASSETS - 100.0%		$2,004,174

(1)	Restricted security that has been deemed illiquid. At December 31, 2014, the value of these restricted illiquid securities amounted to approximately $1,244,000 or 0.06% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Samsung Electronics Co. Ltd.
GDR (OTC Exchange)	8/27/14-9/18/14	$1,225

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $102,726,000 with net purchases of approximately $9,032,000 during the nine months ended December 31, 2014.

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Mini MSCI EAFE Index	741	$65,130	Long	3/15	$(526)

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.7%
Consumer Staples	9.6
Energy	7.3
Financials	27.5
Health Care	12.6
Industrials	10.9
Information Technology	8.5
Materials	7.8
Telecommunication Services	2.7
Utilities	1.4

Total	100.0%

At December 31, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	22.0%
United States Dollar	20.0
British Pound	14.5
Japanese Yen	14.0
Swiss Franc	7.8
Hong Kong Dollar	6.6
All other currencies less than 5%	15.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Australia	$4,426		$24,256		$—	$28,682
Brazil	12,902		11,045		—	23,947
Canada	68,100		—		—	68,100
China	13,252		69,334		—	82,586
Hong Kong	—		54,809		5	54,814
India	33,463		—		—	33,463
Ireland	20,224		36,013		—	56,237
Israel	24,084		4,330		—	28,414
Mexico	12,407		—		—	12,407
Netherlands	12,978		31,405		—	44,383
Norway	4,695		35,517		—	40,212
Peru	2,001		—		—	2,001
Russia	7,682		581		—	8,263
South Africa	12,955		8,663		—	21,618
South Korea	2,746		27,003		—	29,749
Switzerland	26,451		136,601		—	163,052
Taiwan	7,205		11,842		—	19,047
Thailand	1,266		1,237		—	2,503
Turkey	4,420		10,766		—	15,186
United Kingdom	47,860		251,588		—	299,448
United States	52,531		—		—	52,531
All Other Countries	—		739,511	(1)	—	739,511
Preferred Stocks
Brazil	24,088		4,267		—	28,355
Colombia	6,101		—		—	6,101
All Other Countries	—		17,903	(1)	—	17,903
Rights	224	(1)	—		—	224
Investment Companies	111,758		—		—	111,758
Short-Term Investments	—		3,559		—	3,559

Total Investments	$513,819		$1,480,230		$5	$1,994,054

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(526)		$—		$—	$(526)

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued	DECEMBER 31, 2014 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, the Fund had transfers from Level 1 to Level 2 and transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 1 to Level 2

Country	Value (000S)	Reason
Common Stocks
Brazil	$11,045	Valuations at last trade with foreign fair value adjustment
Preferred Stocks
Brazil	4,267	Valuations at last trade with foreign fair value adjustment

Total	$15,313

Transfers from Level 2 to Level 1

Country	Value (000S)	Reason
Common Stocks
Thailand	$1,266	Valuations at last trade price

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/14 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/14 (000S)
Common Stock
Hong Kong	$10	$—	$(5)	$—	$—	$—	$—	$5	$(5)

The Fund valued the securities included in the balance as of 12/31/14 above using prices provided by the Asset Management PVC.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,834,305
Gross tax appreciation of investments	$284,798
Gross tax depreciation of investments	(125,049)

Net tax appreciation of investments	$159,749

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0%
Aerospace & Defense - 3.1%
Boeing (The) Co.	16,608	$2,159
Northrop Grumman Corp.	57,700	8,504
Precision Castparts Corp.	8,714	2,099
Raytheon Co.	43,200	4,673

		17,435

Apparel & Textile Products - 2.9%
Michael Kors Holdings Ltd.*	80,786	6,067
NIKE, Inc., Class B	87,825	8,444
Under Armour, Inc., Class A*	23,929	1,625

		16,136

Automotive - 1.1%
Johnson Controls, Inc.	97,300	4,704
Tesla Motors, Inc.*	6,481	1,441

		6,145

Banking - 3.8%
Bank of America Corp.	287,300	5,140
BB&T Corp.	121,200	4,714
Citigroup, Inc.	90,300	4,886
JPMorgan Chase & Co.	70,700	4,424
SunTrust Banks, Inc.	44,400	1,860

		21,024

Biotechnology & Pharmaceuticals - 12.9%
Actavis PLC*	9,821	2,528
Alexion Pharmaceuticals, Inc.*	11,697	2,164
Allergan, Inc.	6,971	1,482
Biogen Idec, Inc.*	25,781	8,751
Bristol-Myers Squibb Co.	50,579	2,986
Celgene Corp.*	68,642	7,678
Eli Lilly & Co.	92,300	6,368
Gilead Sciences, Inc.*	77,176	7,275
Johnson & Johnson	45,200	4,727
Merck & Co., Inc.	205,589	11,675
Novo Nordisk A/S ADR	42,696	1,807
Perrigo Co. PLC	3,367	563
Pfizer, Inc.	344,565	10,733
Shire PLC ADR	7,995	1,699
Vertex Pharmaceuticals, Inc.*	12,119	1,440

		71,876

Chemicals - 1.5%
BASF S.E. ADR	17,100	1,426
E.I. du Pont de Nemours & Co.	63,300	4,681
Monsanto Co.	20,761	2,480

		8,587

Consumer Products - 6.1%
Archer-Daniels-Midland Co.	89,000	4,628
ConAgra Foods, Inc.	55,800	2,024
Estee Lauder (The) Cos., Inc., Class A	68,676	5,233
Herbalife Ltd.	116,976	4,410
Kraft Foods Group, Inc.	74,300	4,656
Mondelez International, Inc., Class A	178,295	6,477
Philip Morris International, Inc.	60,200	4,903
Tyson Foods, Inc., Class A	34,000	1,363

		33,694

Electrical Equipment - 0.2%
TE Connectivity Ltd.	21,200	1,341

Engineering & Construction Services - 1.1%
Fluor Corp.	20,200	1,225
KBR, Inc.	289,100	4,900

		6,125

Gaming, Lodging & Restaurants - 1.2%
Chipotle Mexican Grill, Inc.*	2,355	1,612
Dunkin’ Brands Group, Inc.	10,378	442
Las Vegas Sands Corp.	9,057	527
Marriott International, Inc., Class A	28,310	2,209
Starbucks Corp.	21,583	1,771

		6,561

Hardware - 4.5%
Apple, Inc.	116,983	12,913
Cisco Systems, Inc.	167,700	4,664
EMC Corp.	174,033	5,176
Hewlett-Packard Co.	58,900	2,364

		25,117

Health Care Facilities & Services - 3.6%
Cardinal Health, Inc.	58,100	4,691
Express Scripts Holding Co.*	61,911	5,242
HCA Holdings, Inc.*	71,252	5,229
Quest Diagnostics, Inc.	70,100	4,701

		19,863

Home & Office Products - 0.6%
Lennar Corp., Class B	44,264	1,598
Tupperware Brands Corp.	24,600	1,550

		3,148

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0% continued
Institutional Financial Services - 1.4%
Bank of New York Mellon (The) Corp.	115,100	$4,670
Goldman Sachs Group (The), Inc.	7,618	1,477
Morgan Stanley	49,422	1,917

		8,064

Insurance - 4.3%
Allstate (The) Corp.	67,000	4,707
American International Group, Inc.	48,500	2,716
CNO Financial Group, Inc.	499,000	8,593
Marsh & McLennan Cos., Inc.	81,900	4,688
Voya Financial, Inc.	57,900	2,454
XL Group PLC	29,600	1,017

		24,175

Iron & Steel - 0.6%
Carpenter Technology Corp.	63,400	3,122

Machinery - 0.1%
Flowserve Corp.	11,400	682

Media - 6.2%
Aimia, Inc.	149,200	1,878
Comcast Corp., Class A	90,527	5,251
Discovery Communications, Inc., Class A*	8,088	279
Discovery Communications, Inc., Class C*	8,247	278
Facebook, Inc., Class A*	59,200	4,619
Google, Inc., Class A*	4,162	2,209
Google, Inc., Class C*	4,185	2,203
LinkedIn Corp., Class A*	10,779	2,476
Priceline Group (The), Inc.*	2,267	2,585
Tencent Holdings Ltd. ADR	25,675	373
TripAdvisor, Inc.*	13,185	984
Twenty-First Century Fox, Inc., Class A	53,484	2,054
Twitter, Inc.*	38,563	1,383
Walt Disney (The) Co.	81,657	7,691

		34,263

Medical Equipment & Devices - 1.6%
Abbott Laboratories	49,691	2,237
Baxter International, Inc.	63,700	4,669
Illumina, Inc.*	11,335	2,092

		8,998

Metals & Mining - 0.5%
Alcoa, Inc.	86,600	1,367
Cameco Corp.	78,600	1,290

		2,657

Oil, Gas & Coal - 7.8%
BP PLC ADR	66,900	2,550
Chesapeake Energy Corp.	60,700	1,188
Chevron Corp.	42,000	4,712
Concho Resources, Inc.*	17,438	1,739
ConocoPhillips	87,300	6,029
Ensco PLC, Class A	198,000	5,930
EOG Resources, Inc.	16,599	1,528
Exxon Mobil Corp.	9,200	851
Halliburton Co.	113,200	4,452
Marathon Oil Corp.	167,400	4,736
Occidental Petroleum Corp.	58,300	4,700
Royal Dutch Shell PLC, Class A ADR	39,100	2,618
Schlumberger Ltd.	25,177	2,150

		43,183

Real Estate Investment Trusts - 0.3%
American Tower Corp.	15,325	1,515

Retail - Consumer Staples - 3.7%
Costco Wholesale Corp.	56,212	7,968
CVS Health Corp.	102,858	9,906
Wal-Mart Stores, Inc.	34,600	2,972

		20,846

Retail - Discretionary - 6.5%
Alibaba Group Holding Ltd. ADR*	24,675	2,564
Amazon.com, Inc.*	10,983	3,409
eBay, Inc.*	92,826	5,209
Home Depot (The), Inc.	6,500	682
Inditex S.A. ADR	145,531	2,067
Lowe’s Cos., Inc.	70,400	4,844
Netflix, Inc.*	5,352	1,828
Nordstrom, Inc.	67,082	5,326
O’Reilly Automotive, Inc.*	8,722	1,680
Tiffany & Co.	19,066	2,037
TJX (The) Cos., Inc.	98,031	6,723

		36,369

Semiconductors - 3.0%
Applied Materials, Inc.	28,704	715
ARM Holdings PLC ADR	33,799	1,565
Broadcom Corp., Class A	109,700	4,753
Intel Corp.	126,600	4,595
QUALCOMM, Inc.	71,024	5,279

		16,907

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0% continued
Software - 6.2%
Adobe Systems, Inc.*	100,684	$7,320
CA, Inc.	253,200	7,710
FireEye, Inc.*	19,632	620
Microsoft Corp.	97,800	4,543
Oracle Corp.	134,224	6,036
Red Hat, Inc.*	30,215	2,089
salesfoce.com, Inc.*	43,660	2,589
Splunk, Inc.*	20,977	1,236
VMware, Inc., Class A*	12,429	1,026
Workday, Inc., Class A*	15,791	1,289

		34,458

Specialty Finance - 2.3%
Ally Financial, Inc.*	116,265	2,746
Enova International, Inc.*	21,991	490
LendingClub Corp.*	2,944	74
MasterCard, Inc., Class A	65,733	5,664
Visa, Inc., Class A	13,971	3,663

		12,637

Technology Services - 1.1%
McGraw Hill Financial, Inc.	14,666	1,305
Xerox Corp.	336,100	4,658

		5,963

Telecom - 2.0%
AT&T, Inc.	139,100	4,673
Verizon Communications, Inc.	115,478	5,402
Vodafone Group PLC ADR	35,445	1,211

		11,286

Transportation & Logistics - 1.0%
Canadian Pacific Railway Ltd.	10,527	2,029
FedEx Corp.	7,700	1,337
Union Pacific Corp.	19,637	2,339

		5,705

Utilities - 1.9%
American Electric Power Co., Inc.	10,900	662
Edison International	70,400	4,610
Entergy Corp.	21,300	1,863
Exelon Corp.	78,800	2,922
NextEra Energy, Inc.	6,100	648

		10,705

Waste & Environment Services & Equipment - 0.9%
Waste Management, Inc.	92,500	4,747

Total Common Stocks (Cost $369,579)		523,334

INVESTMENT COMPANIES - 3.7%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	20,533,345	20,533

Total Investment Companies (Cost $20,533)		20,533

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 0.0%
U.S. Treasury Bill,
0.02%, 4/30/15(3)	115	115

Total Short-Term Investments (Cost $115)		115

Total Investments - 97.7% (Cost $390,227)		543,982

Other Assets less Liabilities - 2.3%		12,609

NET ASSETS - 100.0%		$556,591

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $11,790,000 with net purchases of approximately $8,743,000 during the nine months ended December 31, 2014.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	120	$12,314	Long	3/15	$(105)

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI- MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued	DECEMBER 31, 2014 (UNAUDITED)

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.6%
Consumer Staples	10.4
Energy	8.5
Financials	11.3
Health Care	19.3
Industrials	6.6
Information Technology	21.6
Materials	2.5
Telecommunication Services	2.2
Utilities	2.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$523,334	(1)	$—	$—	$523,334
Investment Companies	20,533		—	—	20,533
Short-Term Investments	—		115	—	115

Total Investments	$543,867		$115	$—	$543,982

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(105)		$—	$—	$(105)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014 there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$395,712

Gross tax appreciation of investments	$164,493
Gross tax depreciation of investments	(16,223)

Net tax appreciation of investments	$148,270

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%
Aerospace & Defense - 1.0%
Alliant Techsystems, Inc.	9,600	$1,116
Exelis, Inc.	61,100	1,071
Huntington Ingalls Industries, Inc.	8,600	967
Northrop Grumman Corp.	16,300	2,403
Oshkosh Corp.	42,200	2,053
Raytheon Co.	9,800	1,060

		8,670

Apparel & Textile Products - 1.8%
Carter’s, Inc.	42,285	3,692
Deckers Outdoor Corp.*	33,895	3,086
Hanesbrands, Inc.	21,225	2,369
Under Armour, Inc., Class A*	86,158	5,850

		14,997

Asset Management - 1.3%
Affiliated Managers Group, Inc.*	30,282	6,427
Ashford, Inc.*	1,056	99
Invesco Ltd.	111,650	4,413

		10,939

Automotive - 1.8%
Autoliv, Inc.	13,100	1,390
Cooper Tire & Rubber Co.	60,300	2,089
Goodyear Tire & Rubber (The) Co.	41,700	1,191
Harley-Davidson, Inc.	45,695	3,012
Lear Corp.	12,000	1,177
Magna International, Inc.	30,080	3,270
TRW Automotive Holdings Corp.*	25,400	2,612

		14,741

Banking - 4.5%
Banco Latinoamericano de Comercio Exterior S.A., Class E	43,400	1,306
East West Bancorp, Inc.	160,881	6,228
Fifth Third Bancorp	150,600	3,069
Huntington Bancshares, Inc.	301,400	3,171
KeyCorp	179,000	2,488
Regions Financial Corp.	139,700	1,475
Signature Bank*	46,637	5,874
SunTrust Banks, Inc.	166,780	6,988
Webster Financial Corp.	212,150	6,901

		37,500

Biotechnology & Pharmaceuticals - 0.9%
Perrigo Co. PLC	39,366	6,580
United Therapeutics Corp.*	8,300	1,075

		7,655

Chemicals - 2.0%
Cabot Corp.	29,200	1,281
Celanese Corp., Class A	88,795	5,324
CF Industries Holdings, Inc.	6,200	1,690
Eastman Chemical Co.	26,000	1,972
Huntsman Corp.	280,375	6,387

		16,654

Commercial Services - 0.5%
RR Donnelley & Sons Co.	229,225	3,852
Vectrus, Inc.*	4,427	121

		3,973

Consumer Products - 4.5%
Archer-Daniels-Midland Co.	49,400	2,569
Church & Dwight Co., Inc.	85,442	6,734
ConAgra Foods, Inc.	27,500	998
Fresh Del Monte Produce, Inc.	42,800	1,436
Hain Celestial Group (The), Inc.*	123,238	7,183
JM Smucker (The) Co.	41,436	4,184
Molson Coors Brewing Co., Class B	57,470	4,283
Pinnacle Foods, Inc.	69,575	2,456
Tyson Foods, Inc., Class A	188,740	7,566

		37,409

Containers & Packaging - 1.0%
Crown Holdings, Inc.*	23,650	1,204
Owens-Illinois, Inc.*	38,300	1,033
Rock-Tenn Co., Class A	101,080	6,164

		8,401

Distributors - Discretionary - 1.5%
Fastenal Co.	72,058	3,427
Ingram Micro, Inc., Class A*	36,900	1,020
LKQ Corp.*	244,857	6,885
Tech Data Corp.*	17,300	1,094

		12,426

Electrical Equipment - 2.1%
Amphenol Corp., Class A	139,546	7,509
Roper Industries, Inc.	29,230	4,570
TE Connectivity Ltd.	12,700	803
Trimble Navigation Ltd.*	159,301	4,228

		17,110

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Engineering & Construction Services - 0.1%
Tutor Perini Corp.*	46,800	$1,127

Gaming, Lodging & Restaurants - 2.0%
Bloomin’ Brands, Inc.*	80,175	1,985
Brinker International, Inc.	26,200	1,538
Chipotle Mexican Grill, Inc.*	9,091	6,223
Panera Bread Co., Class A*	23,350	4,081
Royal Caribbean Cruises Ltd.	32,945	2,716

		16,543

Hardware - 3.1%
ARRIS Group, Inc.*	64,175	1,937
Brocade Communications Systems, Inc.	164,000	1,942
Corning, Inc.	108,700	2,492
F5 Networks, Inc.*	14,430	1,883
Harris Corp.	20,700	1,487
Lexmark International, Inc., Class A	43,100	1,779
NetApp, Inc.	48,325	2,003
Pitney Bowes, Inc.	78,200	1,906
Seagate Technology PLC	30,100	2,002
TiVo, Inc.*	149,525	1,770
Western Digital Corp.	57,555	6,371

		25,572

Health Care Facilities & Services - 4.8%
Aetna, Inc.	26,800	2,381
Anthem, Inc.	42,715	5,368
Catamaran Corp.*	86,143	4,458
Cigna Corp.	26,000	2,676
HCA Holdings, Inc.*	82,045	6,021
Laboratory Corp. of America Holdings*	25,105	2,709
MEDNAX, Inc.*	39,910	2,638
National Healthcare Corp.	2,999	188
PAREXEL International Corp.*	84,659	4,704
Quest Diagnostics, Inc.	19,200	1,288
Quintiles Transnational Holdings, Inc.*	45,765	2,694
Select Medical Holdings Corp.	111,600	1,607
VCA, Inc.*	60,655	2,958

		39,690

Home & Office Products - 0.8%
NACCO Industries, Inc., Class A	7,929	471
Stanley Black & Decker, Inc.	31,870	3,062
Whirlpool Corp.	15,000	2,906

		6,439

Institutional Financial Services - 2.1%
Intercontinental Exchange, Inc.	26,779	5,872
Raymond James Financial, Inc.	184,418	10,565
State Street Corp.	11,500	903

		17,340

Insurance - 6.0%
Aflac, Inc.	13,700	837
Allied World Assurance Co. Holdings A.G.	66,975	2,540
Allstate (The) Corp.	32,900	2,311
American Financial Group, Inc.	25,700	1,561
Ameriprise Financial, Inc.	10,900	1,442
Aspen Insurance Holdings Ltd.	25,500	1,116
Assurant, Inc.	15,400	1,054
Brown & Brown, Inc.	116,296	3,827
Endurance Specialty Holdings Ltd.	23,200	1,388
Everest Re Group Ltd.	17,500	2,980
Hartford Financial Services Group (The), Inc.	215,310	8,976
Lincoln National Corp.	133,870	7,720
Montpelier Re Holdings Ltd.	33,200	1,189
PartnerRe Ltd.	10,700	1,221
Principal Financial Group, Inc.	23,900	1,242
Unum Group	92,000	3,209
Validus Holdings Ltd.	32,200	1,338
Voya Financial, Inc.	87,950	3,727
XL Group PLC	60,595	2,083

		49,761

Iron & Steel - 0.5%
Reliance Steel & Aluminum Co.	16,300	999
United States Steel Corp.	111,725	2,987

		3,986

Leisure Products - 0.8%
Polaris Industries, Inc.	43,020	6,506

Machinery - 2.6%
AGCO Corp.	67,400	3,047
Crane Co.	24,300	1,426
Hyster-Yale Materials Handling, Inc.	15,858	1,161
IDEX Corp.	68,887	5,362
ITT Corp.	79,245	3,206
Middleby (The) Corp.*	72,571	7,192

		21,394

Media - 0.8%
Gannett Co., Inc.	118,075	3,770

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Media - 0.8% continued
Starz, Class A*	111,740	$3,319

		7,089

Medical Equipment & Devices - 5.6%
Align Technology, Inc.*	85,674	4,790
Boston Scientific Corp.*	298,700	3,958
Cooper (The) Cos., Inc.	26,654	4,320
CR Bard, Inc.	34,438	5,738
Halyard Health, Inc.*	8,530	388
Hologic, Inc.*	149,600	4,000
IDEXX Laboratories, Inc.*	33,131	4,912
Pall Corp.	41,872	4,238
Sirona Dental Systems, Inc.*	59,744	5,220
Varian Medical Systems, Inc.*	58,681	5,077
Zimmer Holdings, Inc.	36,300	4,117

		46,758

Metals & Mining - 0.6%
Alcoa, Inc.	338,400	5,343

Oil, Gas & Coal - 4.5%
Atwood Oceanics, Inc.	26,300	746
Concho Resources, Inc.*	40,890	4,079
Encana Corp.	171,205	2,375
Helmerich & Payne, Inc.	15,700	1,059
Hess Corp.	15,200	1,122
Marathon Petroleum Corp.	30,700	2,771
Murphy Oil Corp.	41,000	2,071
Newfield Exploration Co.*	101,625	2,756
Oceaneering International, Inc.	61,734	3,631
PBF Energy, Inc., Class A	108,675	2,895
Precision Drilling Corp.	528,350	3,202
Range Resources Corp.	52,838	2,824
Superior Energy Services, Inc.	45,927	925
Tesoro Corp.	32,500	2,416
Valero Energy Corp.	45,600	2,257
Whiting Petroleum Corp.*	63,195	2,086

		37,215

Passenger Transportation - 0.6%
Alaska Air Group, Inc.	22,100	1,321
American Airlines Group, Inc.	52,120	2,795
Delta Air Lines, Inc.	20,105	989

		5,105

Real Estate Investment Trusts - 6.3%
Annaly Capital Management, Inc.	137,500	1,486
Ashford Hospitality Prime, Inc.	8,005	137
Ashford Hospitality Trust, Inc.	91,900	963
BioMed Realty Trust, Inc.	258,200	5,562
Brandywine Realty Trust	132,400	2,116
Capstead Mortgage Corp.	83,900	1,030
CBL & Associates Properties, Inc.	213,275	4,142
CBRE Group, Inc., Class A*	191,250	6,550
DuPont Fabros Technology, Inc.	179,617	5,971
Equity Commonwealth	54,900	1,409
Government Properties Income Trust	52,000	1,197
Hospitality Properties Trust	68,400	2,120
Inland Real Estate Corp.	80,238	879
Lexington Realty Trust	186,700	2,050
Liberty Property Trust	176,950	6,659
MFA Financial, Inc.	125,300	1,001
Omega Healthcare Investors, Inc.	67,300	2,629
PennyMac Mortgage Investment Trust	46,700	985
Sunstone Hotel Investors, Inc.	341,470	5,638

		52,524

Retail - Consumer Staples - 0.4%
Kroger (The) Co.	28,900	1,856
Whole Foods Market, Inc.	33,540	1,691

		3,547

Retail - Discretionary - 6.7%
American Eagle Outfitters, Inc.	262,550	3,644
Beacon Roofing Supply, Inc.*	128,964	3,585
Bed Bath & Beyond, Inc.*	21,625	1,647
Copart, Inc.*	149,870	5,469
Dillard’s, Inc., Class A	14,500	1,815
DSW, Inc., Class A	116,573	4,348
Foot Locker, Inc.	74,850	4,205
GameStop Corp., Class A	34,700	1,173
Kohl’s Corp.	46,100	2,814
Macy’s, Inc.	59,340	3,902
O’Reilly Automotive, Inc.*	51,797	9,977
Ross Stores, Inc.	14,045	1,324
Tiffany & Co.	33,800	3,612
Tractor Supply Co.	104,721	8,254

		55,769

Semiconductors - 1.9%
Broadcom Corp., Class A	106,010	4,593
Integrated Device Technology, Inc.*	82,825	1,623
Lam Research Corp.	19,520	1,549

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Semiconductors - 1.9% continued
Micron Technology, Inc.*	95,875	$3,357
NXP Semiconductors N.V.*	20,030	1,530
Skyworks Solutions, Inc.	28,975	2,107
Vishay Intertechnology, Inc.	76,700	1,085

		15,844

Software - 5.6%
ANSYS, Inc.*	64,687	5,304
CA, Inc.	56,700	1,727
Cerner Corp.*	106,991	6,918
Check Point Software Technologies Ltd.*	54,695	4,298
Electronic Arts, Inc.*	71,435	3,359
Intuit, Inc.	71,397	6,582
Manhattan Associates, Inc.*	132,692	5,403
Red Hat, Inc.*	66,879	4,624
Tyler Technologies, Inc.*	47,106	5,155
Ultimate Software Group (The), Inc.*	22,663	3,327

		46,697

Specialty Finance - 3.6%
AerCap Holdings N.V.*	76,685	2,977
Aircastle Ltd.	47,200	1,009
CIT Group, Inc.	110,440	5,282
CoreLogic, Inc.*	46,675	1,474
Discover Financial Services	70,275	4,602
Fiserv, Inc.*	102,628	7,284
GATX Corp.	75,995	4,373
Synchrony Financial*	108,425	3,226

		30,227

Technology Services - 4.0%
Booz Allen Hamilton Holding Corp.	66,700	1,770
Cognizant Technology Solutions Corp., Class A*	113,310	5,967
Convergys Corp.	72,300	1,473
CoStar Group, Inc.*	24,107	4,427
Engility Holdings, Inc.*	9,449	404
Gartner, Inc.*	54,968	4,629
IHS, Inc., Class A*	44,877	5,111
Sykes Enterprises, Inc.*	69,800	1,638
TeleTech Holdings, Inc.*	39,600	938
Verisk Analytics, Inc., Class A*	65,001	4,163
Xerox Corp.	206,964	2,868

		33,388

Telecom - 0.7%
Level 3 Communications, Inc.*	109,110	5,388
Spok Holdings, Inc.	41,200	715

		6,103

Transportation & Logistics - 1.3%
Con-way, Inc.	54,800	2,695
Genesee & Wyoming, Inc., Class A*	53,377	4,800
JB Hunt Transport Services, Inc.	43,518	3,666

		11,161

Transportation Equipment - 1.9%
Allison Transmission Holdings, Inc.	217,625	7,378
Trinity Industries, Inc.	82,795	2,319
Wabtec Corp.	68,481	5,950

		15,647

Utilities - 5.3%
Ameren Corp.	168,925	7,793
American Electric Power Co., Inc.	48,000	2,915
Atmos Energy Corp.	93,280	5,199
Avista Corp.	46,400	1,640
DTE Energy Co.	31,515	2,722
Dynegy, Inc.*	80,900	2,455
Edison International	49,500	3,241
Entergy Corp.	42,400	3,709
Exelon Corp.	103,135	3,824
FirstEnergy Corp.	40,000	1,560
NRG Energy, Inc.	112,525	3,033
Portland General Electric Co.	68,900	2,607
Public Service Enterprise Group, Inc.	90,300	3,739

		44,437

Waste & Environment Service Equipment & Facilities - 0.6%
Stericycle, Inc.*	37,110	4,864

Total Common Stocks (Cost $596,075)		800,551

MASTER LIMITED PARTNERSHIPS - 0.2%
Institutional Financial Services - 0.2%
Lazard Ltd., Class A	40,655	2,034

Total Master Limited Partnerships (Cost $2,054)		2,034

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	29,938,896	$29,939

Total Investment Companies (Cost $29,939)		29,939

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.0%
U.S. Treasury Bill,
0.04%, 4/30/15(3)	$110	$110

Total Short-Term Investments (Cost $110)		110

Total Investments - 99.9% (Cost $628,178)		832,634

Other Assets less Liabilities - 0.1%		526

NET ASSETS - 100.0%		$833,160

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $24,232,000 with net purchases of approximately $5,707,000 during the nine months ended December 31, 2014.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P MidCap 400	127	$18,397	Long	3/15	$(235)

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	14.6%
Consumer Staples	5.1
Energy	4.6
Financials	22.8
Health Care	12.1
Industrials	14.5
Information Technology	15.7
Materials	4.3
Telecommunication Services	0.8
Utilities	5.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$800,551	(1)	$—	$—	$800,551
Master Limited Partnerships	2,034	(1)	—	—	2034
Investment Companies	29,939		—	—	29,939
Short-Term Investments	—		110	—	110

Total Investments	$832,524		$110	$—	$832,634

OTHER FINANCIAL INTRUMENTS
Liabilities
Futures Contracts	$(235)		$—	$—	$(235)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued	DECEMBER 31, 2014 (UNAUDITED)

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$632,220

Gross tax appreciation of investments	$217,657
Gross tax depreciation of investments	(17,243)

Net tax appreciation of investments	$200,414

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%
Aerospace & Defense - 0.4%
Teledyne Technologies, Inc.*	12,353	$1,269

Apparel & Textile Products - 0.8%
Quiksilver, Inc.*	75,400	166
Tumi Holdings, Inc.*	97,000	2,302

		2,468

Asset Management - 1.3%
Financial Engines, Inc.	74,430	2,721
Golub Capital BDC, Inc.	27,200	488
Hercules Technology Growth Capital, Inc.	36,247	539
Oppenheimer Holdings, Inc., Class A	13,000	302

		4,050

Automotive - 4.0%
Dorman Products, Inc.*	79,088	3,818
Gentex Corp.	42,713	1,543
Gentherm, Inc.*	86,120	3,154
Miller Industries, Inc.	58,892	1,224
Motorcar Parts of America, Inc.*	88,100	2,739
Standard Motor Products, Inc.	12,170	464

		12,942

Banking - 5.7%
Associated Banc-Corp.	32,600	607
Bank of the Ozarks, Inc.	13,210	501
BofI Holding, Inc.*	14,102	1,097
Cardinal Financial Corp.	25,600	508
Columbia Banking System, Inc.	27,510	759
Community Bank System, Inc.	9,600	366
First BanCorp*	56,900	334
First Horizon National Corp.	229,785	3,120
First Niagara Financial Group, Inc.	128,900	1,087
FirstMerit Corp.	35,600	672
Hancock Holding Co.	14,520	446
Iberiabank Corp.	12,550	814
Investors Bancorp, Inc.	30,900	347
PacWest Bancorp	31,785	1,445
Popular, Inc.*	31,100	1,059
Synovus Financial Corp.	11,700	317
United Community Banks, Inc.	31,500	597
United Financial Bancorp, Inc.	62,860	903
Valley National Bancorp	91,650	890
Webster Financial Corp.	34,950	1,137
Westamerica Bancorporation	12,922	633
Wintrust Financial Corp.	13,659	639

		18,278

Biotechnology & Pharmaceuticals - 1.8%
Akorn, Inc.*	80,170	2,902
Ligand Pharmaceuticals, Inc.*	25,600	1,362
Phibro Animal Health Corp., Class A	14,205	448
Taro Pharmaceutical Industries Ltd.*	7,400	1,097

		5,809

Chemicals - 0.9%
Balchem Corp.	25,712	1,714
Innophos Holdings, Inc.	7,460	436
Innospec, Inc.	16,915	722

		2,872

Commercial Services - 4.7%
ABM Industries, Inc.	14,850	425
Advisory Board (The) Co.*	90,803	4,448
Brink’s (The) Co.	47,800	1,167
CBIZ, Inc.*	115,261	987
G&K Services, Inc., Class A	11,030	781
Healthcare Services Group, Inc.	91,335	2,825
Heidrick & Struggles International, Inc.	11,000	254
Hudson Global, Inc.*	224,655	696
KAR Auction Services, Inc.	45,207	1,566
Rollins, Inc.	59,445	1,968

		15,117

Construction Materials - 0.3%
Louisiana-Pacific Corp.*	56,200	931

Consumer Products - 1.2%
Dean Foods Co.	92,690	1,796
Helen of Troy Ltd.*	15,100	983
IGI Laboratories, Inc.*	113,550	999

		3,778

Consumer Services - 0.8%
Grand Canyon Education, Inc.*	39,422	1,839
Rent-A-Center, Inc.	21,750	790

		2,629

Containers & Packaging - 0.7%
Greif, Inc., Class A	18,990	897
Silgan Holdings, Inc.	27,802	1,490

		2,387

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Distributors - Consumer Staples - 0.7%
Calavo Growers, Inc.	6,920	$327
United Natural Foods, Inc.*	24,254	1,876

		2,203

Distributors - Discretionary - 1.9%
LKQ Corp.*	95,715	2,691
MWI Veterinary Supply, Inc.*	19,603	3,331

		6,022

Electrical Equipment - 1.0%
Babcock & Wilcox (The) Co.	18,500	561
Belden, Inc.	4,290	338
National Instruments Corp.	57,394	1,784
Watts Water Technologies, Inc., Class A	10,740	681

		3,364

Engineering & Construction Services - 0.2%
KBR, Inc.	46,400	786

Forest & Paper Products - 0.4%
Schweitzer-Mauduit International, Inc.	27,500	1,163

Gaming, Lodging & Restaurants - 1.8%
Buffalo Wild Wings, Inc.*	13,780	2,485
Cheesecake Factory (The), Inc.	18,430	927
Del Frisco’s Restaurant Group, Inc.*	19,200	456
Krispy Kreme Doughnuts, Inc.*	33,900	669
Lakes Entertainment, Inc.*	18,200	122
Noodles & Co.*	15,137	399
Popeyes Louisiana Kitchen, Inc.*	4,900	276
Ruby Tuesday, Inc.*	71,800	491

		5,825

Hardware - 3.9%
ARRIS Group, Inc.*	59,100	1,784
Aruba Networks, Inc.*	102,650	1,866
CalAmp Corp.*	84,600	1,548
Extreme Networks, Inc.*	59,500	210
InterDigital, Inc.	20,300	1,074
Knowles Corp.*	28,100	662
Plantronics, Inc.	18,970	1,006
QLogic Corp.*	65,300	870
Stratasys Ltd.*	36,349	3,021
Synaptics, Inc.*	5,000	344

		12,385

Health Care Facilities & Services - 4.7%
AAC Holdings, Inc.*	16,300	504
Bio-Reference Laboratories, Inc.*	33,090	1,063
Chemed Corp.	11,390	1,204
ExamWorks Group, Inc.*	22,064	918
Hanger, Inc.*	80,700	1,767
ICON PLC*	61,017	3,111
IPC The Hospitalist Co., Inc.*	42,737	1,961
LifePoint Hospitals, Inc.*	17,900	1,287
MEDNAX, Inc.*	19,930	1,318
WellCare Health Plans, Inc.*	24,100	1,978

		15,111

Home & Office Products - 1.8%
M/I Homes, Inc.*	31,700	728
Masonite International Corp.*	58,200	3,577
TRI Pointe Homes, Inc.*	31,300	477
William Lyon Homes, Class A*	47,200	957

		5,739

Industrial Services - 1.1%
Kaman Corp.	29,034	1,164
Ritchie Bros. Auctioneers, Inc.	72,027	1,937
Signature Group Holdings, Inc.*	79,600	569

		3,670

Institutional Financial Services - 0.8%
BGC Partners, Inc., Class A	37,900	347
FXCM, Inc., Class A	54,090	896
Greenhill & Co., Inc.	26,940	1,175

		2,418

Insurance - 3.0%
Argo Group International Holdings Ltd.	12,800	710
Aspen Insurance Holdings Ltd.	15,700	687
Employers Holdings, Inc.	7,600	179
Endurance Specialty Holdings Ltd.	18,570	1,111
Global Indemnity PLC*	43,123	1,224
Hanover Insurance Group (The), Inc.	10,800	770
Horace Mann Educators Corp.	79,200	2,628
National Western Life Insurance Co., Class A	1,200	323
Platinum Underwriters Holdings Ltd.	19,100	1,402
Primerica, Inc.	8,410	457
Symetra Financial Corp.	11,810	272

		9,763

Leisure Products - 0.3%
Performance Sports Group Ltd.*	26,000	468

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Leisure Products - 0.3% continued
Thor Industries, Inc.	10,070	$562

		1,030

Machinery - 1.0%
Curtiss-Wright Corp.	11,450	808
Hyster-Yale Materials Handling, Inc.	6,950	509
Power Solutions International, Inc.*	29,000	1,497
Regal-Beloit Corp.	6,600	496

		3,310

Manufactured Goods - 1.4%
EnPro Industries, Inc.*	8,700	546
Proto Labs, Inc.*	58,290	3,915

		4,461

Media - 1.7%
Boingo Wireless, Inc.*	30,110	231
IAC/InterActiveCorp	14,030	853
MDC Partners, Inc., Class A	62,311	1,416
Media General, Inc.*	23,731	397
Shutterfly, Inc.*	57,145	2,382
TechTarget, Inc.*	22,600	257

		5,536

Medical Equipment & Devices - 4.2%
Abaxis, Inc.	21,080	1,198
Bio-Techne Corp.	24,075	2,224
Cepheid*	50,605	2,740
Globus Medical, Inc., Class A*	32,120	763
Invacare Corp.	60,000	1,006
MiMedx Group, Inc.*	181,598	2,094
Neogen Corp.*	33,389	1,656
Trinity Biotech PLC ADR	31,950	559
West Pharmaceutical Services, Inc.	24,260	1,292

		13,532

Metals & Mining - 1.3%
Compass Minerals International, Inc.	10,733	932
Horsehead Holding Corp.*	57,700	914
Kaiser Aluminum Corp.	23,800	1,700
Noranda Aluminum Holding Corp.	169,700	597
US Antimony Corp.*	239,900	168

		4,311

Oil, Gas & Coal - 2.8%
Bonanza Creek Energy, Inc.*	16,130	387
Bristow Group, Inc.	12,990	855
Cairn Energy PLC ADR*	82,600	450
Cobalt International Energy, Inc.*	61,500	547
Comstock Resources, Inc.	31,610	215
Dril-Quip, Inc.*	32,870	2,522
Kosmos Energy Ltd.*	68,300	573
McDermott International, Inc.*	79,300	231
Rowan Cos. PLC, Class A	45,300	1,056
SM Energy Co.	10,500	405
Western Refining, Inc.	14,850	561
World Fuel Services Corp.	28,930	1,358

		9,160

Real Estate - 0.4%
Howard Hughes (The) Corp.*	9,430	1,230

Real Estate Investment Trusts - 3.9%
CBL & Associates Properties, Inc.	39,800	773
DuPont Fabros Technology, Inc.	24,450	813
Education Realty Trust, Inc.	21,263	778
EPR Properties	11,440	659
Geo Group (The), Inc.	52,042	2,100
Granite Real Estate Investment Trust	24,700	878
Hersha Hospitality Trust	122,000	858
Mack-Cali Realty Corp.	35,200	671
Medical Properties Trust, Inc.	84,400	1,163
Post Properties, Inc.	7,530	442
Starwood Property Trust, Inc.	22,430	521
Starwood Waypoint Residential Trust	17,026	449
Two Harbors Investment Corp.	87,500	877
Winthrop Realty Trust	90,100	1,405

		12,387

Recreational Facilities & Services - 0.6%
AMC Entertainment Holdings, Inc., Class A	17,350	454
Cinemark Holdings, Inc.	14,300	509
Six Flags Entertainment Corp.	25,762	1,112

		2,075

Retail - Consumer Staples - 2.1%
Casey’s General Stores, Inc.	7,840	708
Five Below, Inc.*	68,915	2,814
Fresh Market (The), Inc.*	79,560	3,278

		6,800

Retail - Discretionary - 4.1%
Beacon Roofing Supply, Inc.*	46,417	1,290
Brown Shoe Co., Inc.	24,840	799
Buckle (The), Inc.	13,100	688

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Retail - Discretionary - 4.1% continued
Finish Line (The), Inc., Class A	26,823	$652
Lumber Liquidators Holdings, Inc.*	19,320	1,281
Monro Muffler Brake, Inc.	48,500	2,803
PHH Corp.*	63,900	1,531
Rush Enterprises, Inc., Class A*	23,000	737
SciQuest, Inc.*	35,145	508
Sonic Automotive, Inc., Class A	76,000	2,055
Stage Stores, Inc.	22,935	475
Tile Shop Holdings, Inc.*	56,751	504

		13,323

Semiconductors - 3.5%
Atmel Corp.*	72,800	611
Cabot Microelectronics Corp.*	24,923	1,179
Cavium, Inc.*	27,216	1,683
Diodes, Inc.*	34,300	946
Intersil Corp., Class A	52,598	761
M/A-COM Technology Solutions Holdings, Inc.*	90,635	2,835
ON Semiconductor Corp.*	105,900	1,073
Power Integrations, Inc.	19,330	1,000
Semtech Corp.*	42,875	1,182

		11,270

Software - 8.9%
8x8, Inc.*	296,406	2,715
ACI Worldwide, Inc.*	58,780	1,186
Aspen Technology, Inc.*	79,055	2,768
athenahealth, Inc.*	11,044	1,609
ChannelAdvisor Corp.*	23,196	501
Cvent, Inc.*	22,919	638
Dealertrack Technologies, Inc.*	118,740	5,261
Digi International, Inc.*	54,355	505
Envestnet, Inc.*	27,128	1,333
InnerWorkings, Inc.*	53,550	417
NICE-Systems Ltd. ADR	26,940	1,365
Omnicell, Inc.*	7,950	263
PDF Solutions, Inc.*	51,500	765
Pegasystems, Inc.	45,754	950
Progress Software Corp.*	26,370	713
PROS Holdings, Inc.*	21,744	598
SPS Commerce, Inc.*	22,413	1,269
Tyler Technologies, Inc.*	12,950	1,417
Ultimate Software Group (The), Inc.*	22,400	3,289
Verint Systems, Inc.*	20,481	1,194

		28,756

Specialty Finance - 1.9%
Cash America International, Inc.	18,100	409
Cass Information Systems, Inc.	15,418	821
Ellie Mae, Inc.*	26,105	1,052
Nelnet, Inc., Class A	9,103	422
PRA Group, Inc.*	27,844	1,613
WageWorks, Inc.*	28,490	1,840

		6,157

Technology Services - 7.3%
Bottomline Technologies de, Inc.*	78,090	1,974
comScore, Inc.*	46,804	2,173
Comverse, Inc.*	28,930	543
Convergys Corp.	53,660	1,093
CoStar Group, Inc.*	24,984	4,588
Cubic Corp.	20,282	1,068
EPAM Systems, Inc.*	30,670	1,464
MAXIMUS, Inc.	117,920	6,467
Syntel, Inc.*	59,477	2,675
Virtusa Corp.*	37,810	1,576

		23,621

Telecom - 0.7%
j2 Global, Inc.	34,600	2,145

Transportation & Logistics - 3.7%
Con-way, Inc.	69,760	3,431
Echo Global Logistics, Inc.*	30,146	880
Forward Air Corp.	13,655	688
Matson, Inc.	50,300	1,736
Mobile Mini, Inc.	32,775	1,328
Roadrunner Transportation Systems, Inc.*	159,517	3,725

		11,788

Transportation Equipment - 0.6%
Meritor, Inc.*	128,300	1,944

Utilities - 1.6%
El Paso Electric Co.	14,510	581
Great Plains Energy, Inc.	67,400	1,915
NRG Energy, Inc.	36,823	992
Portland General Electric Co.	27,180	1,028
WGL Holdings, Inc.	8,450	462

		4,978

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Waste & Environment Services & Equipment - 0.4%
Advanced Emissions Solutions, Inc.*	53,029	$1,208

Total Common Stocks (Cost $235,390)		310,001

INVESTMENT COMPANIES - 3.6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	11,800,902	11,801

Total Investment Companies (Cost $11,801)		11,801

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.03%, 4/30/15(3)	$585	$585

Total Short-Term Investments (Cost $585)		585

Total Investments - 100.1% (Cost $247,776)		322,387

Liabilities less Other Assets - (0.1)%		(392)
NET ASSETS - 100.0%		$321,995

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $17,904,000 with net sales of approximately $6,103,000 during the nine months ended December 31, 2014.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini Index	58	$6,964	Long	3/15	$29

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.4%
Consumer Staples	2.9
Energy	3.0
Financials	16.8
Health Care	12.8
Industrials	17.3
Information Technology	25.1
Materials	4.2
Telecommunication Services	0.9
Utilities	1.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$310,001	(1)	$—	$—	$310,001
Investment Companies	11,801		—	—	11,801
Short-Term Investments	—		585	—	585

Total Investments	$321,802		$585	$—	$322,387

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$29		$—	$—	$29

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31,2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31,2014.

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued	DECEMBER 31, 2014 (UNAUDITED)

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$249,410

Gross tax appreciation of investments	$79,324
Gross tax depreciation of investments	(6,347)

Net tax appreciation of investments	$72,977

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 1.4%
United States - 1.4%
JPMorgan Chase Bank N.A. Credit Linked Note (Republic of Indonesia),
7.00%, 5/17/22(1)	$7,000,000	$542
8.38%, 3/19/24(1)	3,462,000	291
6.13%, 5/17/28(1)	9,550,000	636

		1,469

Total Corporate Bonds (Cost $1,529)		1,469

FOREIGN ISSUER BONDS - 87.7%
Argentina - 0.6%
Argentine Republic Government International Bond,
8.75%, 6/2/17	45	39
8.28%, 12/31/33(2)	414	367
2.50%, 12/31/38(2)	325	166
YPF S.A.,
8.75%, 4/4/24(3)	75	76

		648

Belarus - 0.3%
Republic of Belarus,
8.75%, 8/3/15	100	94
8.95%, 1/26/18	200	186

		280

Belize - 0.0%
Belize Government International Bond,
5.00%, 2/20/38	60	43

Bermuda - 0.3%
Alliance Oil Co. Ltd.,
7.00%, 5/4/20	200	90
Pacnet Ltd.,
9.00%, 12/12/18	200	224

		314

Bolivia - 0.3%
Bolivian Government International Bond,
4.88%, 10/29/22	300	303

Brazil - 7.0%
Brazil Letras do Tesouro Nacional,
10.78%, 1/1/16(4) (5)	2,575	858
10.17%, 1/1/17(4) (5)	2,360	696
Brazil Notas do Tesouro Nacional, Serie B,
6.00%, 8/15/50(5)	320	296
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/1/17(5)	604	216
10.00%, 1/1/18(5)	1,455	511
10.00%, 1/1/21(5)	1,958	665
10.00%, 1/1/23(5)	3,578	1,188
Brazilian Government International Bond,
4.88%, 1/22/21	200	212
2.63%, 1/5/23	1,955	1,779
8.25%, 1/20/34	317	435
7.13%, 1/20/37	250	317
5.00%, 1/27/45	225	221

		7,394

British Virgin - 0.2%
Bestgain Real Estate Ltd.,
2.63%, 3/13/18	200	196

Cayman Islands - 0.6%
BCP Singapore VI Cayman Financing Co. Ltd.,
8.00%, 4/15/21(3) (6)	75	76
Grupo Aval Ltd.,
4.75%, 9/26/22	200	194
Industrial Senior Trust,
5.50%, 11/1/22	175	171
Maoye International Holdings Ltd.,
7.75%, 5/19/17(3) (6)	200	196

		637

Chile - 1.0%
Chile Government International Bond,
5.50%, 8/5/20(7)	15,000	26
3.25%, 9/14/21	150	155
2.25%, 10/30/22	175	168
3.13%, 3/27/25	200	199
3.63%, 10/30/42	125	113
Empresa Electrica Angamos S.A.,
4.88%, 5/25/29	225	221
SACI Falabella,
4.38%, 1/27/25(3) (6)	200	196

		1,078

Colombia - 4.2%
Colombia Government International Bond,
12.00%, 10/22/15(8)	710,000	315

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 87.7% continued
Colombia - 4.2% continued
7.75%, 4/14/21(8)	$208,000	$95
4.00%, 2/26/24	340	348
9.85%, 6/28/27(8)	1,398,000	751
7.38%, 9/18/37	225	303
6.13%, 1/18/41	425	509
Colombian TES,
10.00%, 7/24/24(8)	4,238,200	2,130

		4,451

Congo - 0.5%
Republic of Congo,
3.50%, 6/30/29	567	510

Costa Rica - 0.3%
Costa Rica Government International Bond,
7.00%, 4/4/44	300	294

Croatia - 0.9%
Croatia Government International Bond,
6.75%, 11/5/19	260	286
6.00%, 1/26/24	630	682

		968

Dominican Republic - 0.6%
Dominican Republic International Bond,
7.50%, 5/6/21	200	219
5.88%, 4/18/24	150	154
7.45%, 4/30/44	225	246

		619

Ecuador - 0.4%
Ecuador Government International Bond,
7.95%, 6/20/24(3)	200	172
7.95%, 6/20/24	335	286

		458

El Salvador - 0.2%
El Salvador Government International Bond,
6.38%, 1/18/27(3)	175	175

Gabon - 0.1%
Gabonese Republic,
8.20%, 12/12/17	150	163

Georgia - 0.4%
Bank of Georgia JSC,
7.75%, 7/5/17	200	204
Georgia Government International Bond,
6.88%, 4/12/21	200	212

		416

Guatemala - 0.1%
Guatemala Government Bond,
8.13%, 10/6/34	75	98

Honduras - 0.5%
Honduras Government International Bond,
7.50%, 3/15/24	350	365
Republic of Honduras,
8.75%, 12/16/20	200	222

		587

Hungary - 2.8%
Hungary Government Bond,
6.75%, 11/24/17(9)	29,940	128
6.50%, 6/24/19(9)	172,420	755
6.00%, 11/24/23(9)	24,750	112
5.50%, 6/24/25(9)	19,210	85
Hungary Government International Bond,
4.00%, 3/25/19	686	705
6.38%, 3/29/21	44	51
5.75%, 11/22/23	690	765
7.63%, 3/29/41	126	168
Magyar Export-Import Bank Zrt,
4.00%, 1/30/20	200	199

		2,968

Indonesia - 8.8%
Indonesia Government International Bond,
11.63%, 3/4/19	245	325
4.88%, 5/5/21	720	764
3.75%, 4/25/22	300	297
3.38%, 4/15/23	845	803
5.88%, 1/15/24	420	476
7.75%, 1/17/38	155	203
6.75%, 1/15/44	440	544
Indonesia Treasury Bond,
7.88%, 4/15/19(1)	12,559,000	1,020
8.38%, 3/15/24(1)	26,311,000	2,203
9.00%, 3/15/29(1)	6,170,000	532
8.38%, 3/15/34(1)	8,391,000	683
Pertamina Persero PT,
6.00%, 5/3/42	200	195
6.45%, 5/30/44	1,225	1,279

		9,324

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 87.7% continued
Iraq - 0.4%
Republic of Iraq,
5.80%, 1/15/28	$475	$397

Ivory Coast - 1.3%
Ivory Coast Government International Bond,
5.75%, 12/31/32	1,425	1,372

Jamaica - 0.2%
Jamaica Government International Bond,
7.63%, 7/9/25	200	210

Jersey - 0.3%
Burgan Finance No. 1 Jersey Ltd.,
7.88%, 9/29/20	100	116
Kuwait Energy PLC,
9.50%, 8/4/19	200	183

		299

Kazakhstan - 1.1%
Halyk Savings Bank of Kazakhstan JSC,
7.25%, 1/28/21	200	197
Kazakhstan Government International Bond,
3.88%, 10/14/24(3)	575	538
KazMunayGas National Co. JSC,
4.88%, 5/7/25	475	426

		1,161

Kenya - 1.1%
Kenya Government International Bond,
5.88%, 6/24/19	200	203
6.88%, 6/24/24	610	642
6.88%, 6/24/24(3)	300	314

		1,159

Latvia - 0.5%
Republic of Latvia,
2.75%, 1/12/20	200	197
5.25%, 6/16/21	325	364

		561

Lithuania - 0.7%
Lithuania Government International Bond,
6.13%, 3/9/21	300	350
6.63%, 2/1/22	300	363

		713

Luxembourg - 0.4%
ContourGlobal Power Holdings S.A.,
7.13%, 6/1/19(3) (6)	200	200
Klabin Finance S.A.,
5.25%, 7/16/24	200	193

		393

Malaysia - 4.1%
Malaysia Government Bond,
3.17%, 7/15/16(10)	1,367	389
4.26%, 9/15/16(10)	3,423	991
4.24%, 2/7/18(10)	3,864	1,120
3.65%, 10/31/19(10)	2,830	803
4.05%, 9/30/21(10)	2,120	606
3.48%, 3/15/23(10)	189	52
4.18%, 7/15/24(10)	581	167
3.89%, 3/15/27(10)	277	76
3.84%, 4/15/33(10)	524	138

		4,342

Mexico - 6.9%
America Movil S.A.B. de C.V.,
6.00%, 6/9/19(11)	2,470	168
Gruma S.A.B. de C.V.,
4.88%, 12/1/24(3) (6)	225	233
Mexican Bonos,
6.00%, 6/18/15(11)	721	49
4.75%, 6/14/18(11)	910	61
8.50%, 12/13/18(11)	11,670	892
10.00%, 12/5/24(11)	15,250	1,356
7.50%, 6/3/27(11)	2,740	208
10.00%, 11/20/36(11)	4,245	405
7.75%, 11/13/42(11)	2	—
Mexican Udibonos,
5.00%, 6/16/16(11)	677	258
4.00%, 11/15/40(11)	610	247
Mexico Government International Bond,
3.50%, 1/21/21	180	184
3.63%, 3/15/22	146	149
4.00%, 10/2/23	124	129
3.60%, 1/30/25	500	498
6.75%, 9/27/34	195	255

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 87.7% continued
Mexico - 6.9% continued
6.05%, 1/11/40	$80	$98
4.75%, 3/8/44	474	496
Petroleos Mexicanos,
3.50%, 7/18/18	150	152
8.00%, 5/3/19	65	77
4.88%, 1/24/22	114	119
4.88%, 1/18/24	379	394
5.50%, 6/27/44	477	486
5.50%, 6/27/44(3) (6)	200	204
Unifin Financiera S.A.P.I. de C.V. SOFOM ENR,
6.25%, 7/22/19(3) (6)	200	182

		7,300

Namibia - 0.2%
Namibia International Bonds,
5.50%, 11/3/21	200	210

Netherlands - 1.4%
EMATUM Via Mozambique EMATUM Finance 2020 B.V.,
6.31%, 9/11/20	600	588
FBN Finance Co. B.V.,
8.00%, 7/23/21(3) (6) (12)	200	178
Greenko Dutch B.V.,
8.00%, 8/1/19(3) (6)	225	197
Nostrum Oil & Gas Finance B.V.,
6.38%, 2/14/19(3) (6)	200	172
Petrobras Global Finance B.V.,
4.88%, 3/17/20	38	36
Republic of Angola Via Northern Lights III B.V.,
7.00%, 8/16/19	300	300

		1,471

Nigeria - 0.7%
Diamond Bank PLC,
8.75%, 5/21/19(3) (6)	200	176
Nigeria Government Bond,
16.00%, 6/29/19(13)	24,442	137
16.39%, 1/27/22(13)	43,438	249
14.20%, 3/14/24(13)	35,680	187

		749

Pakistan - 0.7%
Pakistan Government International Bond,
8.25%, 4/15/24(3)	760	783

Panama - 1.5%
Global Bank Corp.,
5.13%, 10/30/19(3) (6)	200	203
Panama Government International Bond,
5.20%, 1/30/20	260	287
4.00%, 9/22/24	625	642
9.38%, 4/1/29	175	266
6.70%, 1/26/36	150	194

		1,592

Paraguay - 0.9%
Republic of Paraguay,
4.63%, 1/25/23	600	609
6.10%, 8/11/44	200	214
6.10%, 8/11/44(3)	110	117

		940

Peru - 1.6%
Consorcio Transmantaro S.A.,
4.38%, 5/7/23	200	197
Peruvian Government International Bond,
7.13%, 3/30/19	100	118
5.70%, 8/12/24(3) (6) (14)	968	327
5.70%, 8/12/24(14)	1,020	183
7.35%, 7/21/25	470	625
6.95%, 8/12/31(14)	201	72
8.75%, 11/21/33	125	195

		1,717

Philippines - 1.8%
Philippine Government Bond,
7.00%, 1/27/16(15)	10,000	234
1.63%, 4/25/16(15)	5,000	111
Philippine Government International Bond,
9.38%, 1/18/17	175	204
4.00%, 1/15/21	150	163
4.95%, 1/15/21(15)	4,000	94
10.63%, 3/16/25	110	177
7.75%, 1/14/31	150	216
6.38%, 1/15/32	311	408
6.38%, 10/23/34	198	265

		1,872

Poland - 5.7%
Poland Government Bond,
4.75%, 10/25/16(16)	1,860	553
2.50%, 7/25/18(16)	4,196	1,205
3.25%, 7/25/19(16)	1,305	386

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 87.7% continued
Poland - 5.7% continued
5.50%, 10/25/19(16)	$3,790	$1,233
5.75%, 9/23/22(16)	910	319
4.00%, 10/25/23(16)	484	154
3.25%, 7/25/25(16)	222	67
Poland Government International Bond,
5.13%, 4/21/21	125	141
5.00%, 3/23/22	350	392
3.00%, 3/17/23	150	149
4.00%, 1/22/24	1,334	1,416

		6,015

Romania - 3.6%
Romania Government Bond,
5.90%, 7/26/17(17)	520	154
5.95%, 6/11/21(17)	1,330	416
Romanian Government International Bond,
6.75%, 2/7/22	130	156
4.38%, 8/22/23	1,490	1,569
4.88%, 1/22/24	1,140	1,248
6.13%, 1/22/44	200	242

		3,785

Russia - 2.1%
Russian Federal Bond - OFZ,
6.90%, 8/3/16(18)	13,760	201
6.20%, 1/31/18(18)	39,226	510
7.50%, 2/27/19(18)	40,386	513
7.00%, 1/25/23(18)	17,310	193
7.00%, 8/16/23(18)	32,403	362
8.15%, 2/3/27(18)	3,860	45
Russian Foreign Bond - Eurobond,
4.88%, 9/16/23	200	178
12.75%, 6/24/28	130	186

		2,188

Rwanda - 0.4%
Rwanda International Government Bond,
6.63%, 5/2/23	400	407

Senegal - 0.5%
Senegal Government International Bond,
6.25%, 7/30/24(3)	525	500

Serbia - 0.5%
Republic of Serbia,
5.88%, 12/3/18	500	524

Slovakia - 0.1%
Slovakia Government International Bond,
4.38%, 5/21/22	75	81

Slovenia - 0.8%
Slovenia Government International Bond,
5.25%, 2/18/24	750	828

South Africa - 4.2%
South Africa Government Bond,
13.50%, 9/15/15(19)	5,480	496
6.75%, 3/31/21(19)	2,588	214
10.50%, 12/21/26(19)	10,512	1,094
8.25%, 3/31/32(19)	16,680	1,402
6.25%, 3/31/36(19)	1,257	84
South Africa Government International Bond,
4.67%, 1/17/24	375	389
5.88%, 9/16/25	500	565
6.25%, 3/8/41	150	178

		4,422

Sri Lanka - 0.6%
Sri Lanka Government International Bond,
6.00%, 1/14/19	200	208
6.25%, 7/27/21	200	209
5.88%, 7/25/22	225	229

		646

Thailand - 3.4%
Thailand Government Bond,
3.13%, 12/11/15(20)	7,338	225
3.25%, 6/16/17(20)	32,766	1,023
3.88%, 6/13/19(20)	35,548	1,149
1.20%, 7/14/21(20)	7,200	224
3.65%, 12/17/21(20)	1,103	36
3.63%, 6/16/23(20)	6,740	220
3.85%, 12/12/25(20)	21,340	718

		3,595

Turkey - 6.7%
Hazine Mustesarligi Varlik Kiralama A.S.,
4.49%, 11/25/24(3)	210	213
Turkey Government Bond,
8.30%, 10/7/15(21)	190	82
9.00%, 1/27/16(21)	1,700	736
9.00%, 3/8/17(21)	665	292

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 87.7% continued
Turkey - 6.7% continued
6.30%, 2/14/18(21)	$1,540	$635
8.30%, 6/20/18(21)	3,598	1,570
9.50%, 1/12/22(21)	447	208
8.50%, 9/14/22(21)	800	355
7.10%, 3/8/23(21)	947	388
Turkey Government International Bond,
7.00%, 3/11/19	425	486
3.25%, 3/23/23	300	285
5.75%, 3/22/24	1,065	1,195
6.88%, 3/17/36	535	661

		7,106

Ukraine - 0.6%
Ukraine Government International Bond,
9.25%, 7/24/17	400	250
7.75%, 9/23/20	100	59
7.80%, 11/28/22	200	122
7.50%, 4/17/23	400	236

		667

United Kingdom - 0.1%
Genel Energy Finance PLC,
7.50%, 5/14/19	200	171

Uruguay - 0.3%
Uruguay Government International Bond,
7.88%, 1/15/33(22)	100	137
4.13%, 11/20/45	250	225

		362

Venezuela - 1.1%
Petroleos de Venezuela S.A.,
5.25%, 4/12/17	288	130
8.50%, 11/2/17	89	51
6.00%, 11/15/26	949	346
5.38%, 4/12/27	150	52
9.75%, 5/17/35	425	189
5.50%, 4/12/37	115	40
Venezuela Government International Bond,
5.75%, 2/26/16	225	140
11.95%, 8/5/31	110	56
9.38%, 1/13/34	135	59
7.00%, 3/31/38	163	67

		1,130

Vietnam - 0.9%
Vietnam Government International Bond,
4.80%, 11/19/24	690	712
4.80%, 11/19/24(3)	200	206

		918

Zambia - 0.2%
Zambia Government International Bond,
5.38%, 9/20/22	275	254

Total Foreign Issuer Bonds
(Cost $98,043)		92,764

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES - 4.0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(23) (24)	4,185,598	$4,186

Total Investment Companies (Cost $4,186)		4,186

Total Investments - 93.1% (Cost $103,758)		98,419

Other Assets less Liabilities - 6.9%		7,338

NET ASSETS - 100.0%		$105,757

(1)	Principal amount is denoted in Indonesian Rupiah.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Multi-Manager Funds.
(4)	Zero coupon bond reflects effective yield on the date of purchase.
(5)	Principal amount is denoted in Brazilian Real.
(6)	Restricted security that has been deemed illiquid. At December 31, 2014, the value of these restricted illiquid securities amounted to approximately $2,540,000 or 2.4% of net assets. Additional information on these restricted illiquid securities is as follows:

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
BCP Singapore VI Cayman Financing Co. Ltd.,
8.00%, 4/15/21	3/24/14	$77

ContourGlobal Power Holdings S.A.,
7.13%, 6/1/19	5/12/14	204

Diamond Bank PLC,
8.75%, 5/21/19	5/14/14	198

FBN Finance Co. B.V.,
8.00%, 7/23/21	8/4/14	205

Global Bank Corp.,
5.13%, 10/30/19	10/28/14	199

Greenko Dutch B.V.,
8.00%, 8/1/19	7/24/14	225

Gruma S.A.B. de C.V.,
4.88%, 12/1/24	11/20/14	225

Maoye International Holdings Ltd.,
7.75%, 5/19/17	5/12/14	200

Nostrum Oil & Gas Finance B.V.,
6.38%, 2/14/19	2/11/14	201

Peruvian Government International Bond,
5.70%, 8/12/24	10/30/14	331

Petroleos Mexicanos,
5.50%, 6/27/44	10/6/14	204

SACI Falabella,
4.38%, 1/27/25	10/22/14	200

Unifin Financiera S.A.P.I. de C.V. SOFOM ENR,
6.25%, 7/22/19	7/15/14	199

(7)	Principal amount is denoted in Chilean Peso.
(8)	Principal amount is denoted in Colombian Peso.
(9)	Principal amount is denoted in Hungarian Forint.
(10)	Principal amount is denoted in Malaysian Ringgit.
(11)	Principal amount is denoted in Mexican Peso.
(12)	Variable rate security. Rate as of December 31, 2014 is disclosed.
(13)	Principal amount is denoted in Nigerian Naira.
(14)	Principal amount is denoted in Peruvian Nuevo Sol.
(15)	Principal amount is denoted in Philippine Peso.
(16)	Principal amount is denoted in Polish Zloty.
(17)	Principal amount is denoted in Romanian Leu.
(18)	Principal amount is denoted in Russian Ruble.
(19)	Principal amount is denoted in South African Rand.
(20)	Principal amount is denoted in Thai Baht.
(21)	Principal amount is denoted in Turkish Lira.
(22)	Security is payment-in-kind bond.
(23)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(24) At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $11,363,000 with net sales of approximately $7,177,000 during the nine months ended December 31, 2014.

Percentages shown are based on Net Assets.

At December 31, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AA	0.7%
A	15.0
BBB	39.4
BB	22.4
B	8.5
CCC or Below	3.5
Non-Rated	5.7
Cash Equivalents	4.8

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and Standard & Poor’s. The Fund reports the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

At December 31, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Basic Materials	0.2%
Communications	0.4
Consumer, Cyclical	0.4
Consumer, Non-cyclical	0.3
Energy	5.6
Financial	3.5
Government	89.1
Technology	0.1
Utilities	0.4

Total	100.0%

At December 31, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	55.8%
Indonesian Rupiah	6.3
All other currencies less than 5%	37.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)		TOTAL (000S)
Corporate Bonds	$—	$—		$1,469	(1)	$1,469
Foreign Issuer Bonds
Georgia	—	212		204		416
Mexico	—	7,043		257		7,300
Peru	—	1,390		327		1,717
Slovakia	—	—		81		81
Thailand	—	3,371		224		3,595
Ukraine	—	608		59		667
All Other Countries	—	78,988	(1)	—		78,988
Investment Companies	4,186	—		—		4,186

Total Investments	$4,186	$91,612		$2,621		$98,419

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1 or Level 2 classifications based on levels assigned to the securities on March 31, 2014.

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determing fair value:

	BALANCE AS OF 3/31/14 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)(1)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/14 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/14 (000S)
Corporate Bonds
United States	$—	$4	$(15)	$(59)	$2,058	$(519)	$—	$—	$1,469	$(59)
Foreign Issuer Bonds
Georgia	—	—	—	—	—	—	204	—	204	(6)
Mexico	—	—	—	—	—	—	257	—	257	(15)
Peru	—	—	(1)	(4)	409	(77)	—	—	327	(4)
Slovakia	—	—	3	1	295	(218)	—	—	81	1
Thailand	—	—	—	—	—	—	224	—	224	(8)
Ukraine	—	—	—	(35)	94	—	—	—	59	(35)

Total	$—	$4	$(13)	$(97)	$2,856	$(814)	$685	$—	$2,621	$(126)

(1)	The Transfers Into Level 3, noted above, were due to the Fund receiving an evaluated price from a third party provider.

The Fund valued the securities included in the balance as of 12/31/14 above using an evaluated price from a third party provider.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$104,105

Gross tax appreciation of investments	$644
Gross tax depreciation of investments	(6,330)

Net tax depreciation of investments	$(5,686)

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.3%
Commercial Mortgage-Backed Securities - 0.5%
GS Mortgage Securities Trust, Series 2007-GG10, Class AM,
5.80%, 8/10/45(1)	$1,760	$1,798
Hilton USA Trust, Series 2013-HLT, Class EFX,
5.22%, 11/5/30(1) (2)	1,020	1,045

		2,843

Other - 0.2%
Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B,
5.10%, 5/25/35	225	220
Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class C,
9.31%, 7/20/28(2)	260	278
Springleaf Funding Trust, Series 2014-AA, Class C,
4.45%, 12/15/22(2)	575	574

		1,072

Whole Loan - 1.6%
Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1,
5.50%, 12/25/33	320	328
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1,
5.50%, 10/25/33	228	235
Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB1,
6.00%, 10/25/34	1,106	1,143
Banc of America Funding Trust, Series 2005-7, Class 3A1,
5.75%, 11/25/35	239	245
Banc of America Mortgage Trust, Series 2005-A, Class 2A1,
2.72%, 2/25/35(1)	68	66
Bear Stearns ARM Trust, Series 2004-9, Class 12A3,
2.78%, 11/25/34(1)	124	122
Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2,
6.00%, 8/25/36	127	129
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4,
2.55%, 5/25/35(1)	118	113
CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A7,
6.00%, 7/25/36	141	127
Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1,
6.00%, 12/25/34	612	612
Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1,
0.38%, 5/25/35(1)	547	462
Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3,
6.25%, 7/25/36	419	282
GMACM Mortgage Loan Trust, Series 2003-J7, Class A7,
5.00%, 11/25/33	70	71
GMACM Mortgage Loan Trust, Series 2005-AR4, Class 3A1,
2.96%, 7/19/35(1)	496	473
GSR Mortgage Loan Trust, Series 2004-14, Class 5A1,
2.73%, 12/25/34(1)	349	346
GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1,
2.47%, 7/25/35(1)	174	161
GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17,
6.00%, 9/25/36	252	205
IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1,
0.81%, 7/25/45(1)	522	459
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 5A1,
4.58%, 3/25/36(1)	156	125
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A9,
6.00%, 1/25/36	430	395
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1,
2.68%, 3/25/35(1)	589	523
New York Mortgage Trust, Series 2006-1, Class 2A2,
2.63%, 5/25/36(1)	195	176
RALI Trust, Series 2006-QS6, Class 1A16,
6.00%, 6/25/36	575	473
Residential Asset Securitization Trust, Series 2006-A2, Class A11,
6.00%, 1/25/46	486	391
RFMSI Trust, Series 2006-S1, Class 1A3,
5.75%, 1/25/36	412	419

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.3% continued
Whole Loan - 1.6% continued
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1,
0.48%, 7/25/35(1)	$507	$375
WaMu Mortgage Pass-Through Certificates, Series 2006-AR11, Class 2A,
2.16%, 9/25/46(1)	447	408
WaMu Mortgage Pass-Through Certificates, Series 2006-AR19, Class 2A,
1.91%, 1/25/47(1)	552	497

		9,361

Total Asset-Backed Securities (Cost $12,442)		13,276

CONVERTIBLE BONDS - 3.2%
Apparel & Textile Products - 0.2%
Iconix Brand Group, Inc.,
2.50%, 6/1/16	790	930

Biotechnology - 0.2%
Gilead Sciences, Inc.,
1.63%, 5/1/16	240	993

Coal Operations - 0.1%
Peabody Energy Corp.,
4.75%, 12/15/41	750	394

Communications Equipment - 0.2%
Ciena Corp.,
3.75%, 10/15/18(2)	965	1,195

Exploration & Production - 0.1%
Chesapeake Energy Corp.,
2.50%, 5/15/37	525	510

Homebuilders - 0.9%
KB Home,
1.38%, 2/1/19	570	565
Lennar Corp.,
2.75%, 12/15/20(2)	425	859
3.25%, 11/15/21(2)	810	1,571
Ryland Group (The), Inc.,
1.63%, 5/15/18	675	912
Standard Pacific Corp.,
1.25%, 8/1/32	1,120	1,256

		5,163

Internet Media - 0.1%
Priceline Group (The), Inc.,
1.00%, 3/15/18	240	319

Leisure Products Manufacturing - 0.1%
Jarden Corp.,
1.13%, 3/15/34(2)	430	482

Pharmaceuticals - 0.3%
Emergent Biosolutions, Inc.,
2.88%, 1/15/21(2)	793	891
Mylan, Inc.,
3.75%, 9/15/15	260	1,099

		1,990

Railroad - 0.2%
Trinity Industries, Inc.,
3.88%, 6/1/36	990	1,301

Real Estate - 0.1%
iStar Financial, Inc.,
3.00%, 11/15/16	585	740

Retail - Consumer Discretionary - 0.1%
MercadoLibre, Inc.,
2.25%, 7/1/19(2)	535	635

Semiconductors - 0.1%
Novellus Systems, Inc.,
2.63%, 5/15/41	160	367
Xilinx, Inc.,
2.63%, 6/15/17	205	308

		675

Software & Services - 0.1%
Nuance Communications, Inc.,
2.75%, 11/1/31	105	104
Palo Alto Networks, Inc.,
0.04%, 7/1/19(2) (3)	550	695

		799

Transportation & Logistics - 0.2%
Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19	1,200	997
Macquarie Infrastructure Co. LLC,
2.88%, 7/15/19	130	148

		1,145

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 3.2% continued
Wireline Telecommunications Services - 0.2%
Level 3 Communications, Inc.,
7.00%, 3/15/15	$485	$880

Total Convertible Bonds (Cost $14,100)		18,151

CORPORATE BONDS - 73.7%
Aerospace & Defense - 1.2%
Huntington Ingalls Industries, Inc.,
5.00%, 12/15/21(2) (4)	115	117
KLX, Inc.,
5.88%, 12/1/22(2) (4)	1,260	1,273
Meccanica Holdings USA, Inc.,
7.38%, 7/15/39(2)	1,705	1,756
TransDigm, Inc.,
5.50%, 10/15/20	2,180	2,131
6.00%, 7/15/22	1,000	997
6.50%, 7/15/24	750	754

		7,028

Airlines - 0.1%
Continental Airlines Pass-Through Trust, Series 2007-1, Class B,
6.90%, 4/19/22	104	110
United Airlines Pass-Through Trust, Series 2014-1, Class B,
4.75%, 4/11/22	335	331

		441

Apparel & Textile Products - 0.1%
Nine West Holdings, Inc.,
6.13%, 11/15/34	630	378

Auto Parts Manufacturing - 0.1%
Goodyear Tire & Rubber (The) Co.,
6.50%, 3/1/21	295	313

Automobiles Manufacturing - 0.6%
Chrysler Group LLC/CG Co-Issuer, Inc.,
8.00%, 6/15/19	590	620
8.25%, 6/15/21	1,000	1,108
General Motors Co.,
6.25%, 10/2/43	420	502
General Motors Financial Co., Inc.,
3.25%, 5/15/18	335	335
4.38%, 9/25/21	685	715

		3,280

Cable & Satellite - 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.00%, 1/15/19	405	420
8.13%, 4/30/20	205	216
5.25%, 9/30/22	965	963
5.75%, 1/15/24	20	20
CCOH Safari LLC,
5.50%, 12/1/22	105	107
5.75%, 12/1/24	805	814
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
6.38%, 9/15/20(2)	780	807
5.13%, 12/15/21(2)	821	796
CSC Holdings LLC,
7.63%, 7/15/18	435	489
DISH DBS Corp.,
5.13%, 5/1/20	2,070	2,086
6.75%, 6/1/21	655	704
5.88%, 11/15/24(2) (4)	2,025	2,035
RCN Telecom Services LLC/RCN Capital Corp.,
8.50%, 8/15/20(2)	7,580	7,807
Wave Holdco LLC/Wave Holdco Corp.,
8.25%, 7/15/19(2) (5)	150	151
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
10.25%, 7/15/19	315	328

		17,743

Casinos & Gaming - 3.2%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	4,630	3,394
GLP Capital L.P./GLP Financing II, Inc.,
4.38%, 11/1/18	290	296
4.88%, 11/1/20	2,900	2,936
5.38%, 11/1/23	445	460
Graton Economic Development Authority,
9.63%, 9/1/19(2)	1,320	1,442
Isle of Capri Casinos, Inc.,
8.88%, 6/15/20	440	458
5.88%, 3/15/21	715	726
MGM Resorts International,
8.63%, 2/1/19	750	850
6.75%, 10/1/20	1,000	1,050
MTR Gaming Group, Inc.,
11.50%, 8/1/19	1,120	1,212

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.7% continued
Casinos & Gaming - 3.2% continued
Peninsula Gaming LLC/Peninsula Gaming Corp.,
8.38%, 2/15/18(2)	$1,040	$1,082
Pinnacle Entertainment, Inc.,
7.50%, 4/15/21	535	558
6.38%, 8/1/21	370	381
7.75%, 4/1/22	440	458
Scientific Games International, Inc.,
6.63%, 5/15/21(2) (4)	345	241
10.00%, 12/1/22(2) (4)	1,410	1,292
Station Casinos LLC,
7.50%, 3/1/21	1,070	1,097
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
7.75%, 8/15/20	496	528

		18,461

Chemicals - 0.9%
Eagle Spinco, Inc.,
4.63%, 2/15/21	505	479
Hercules, Inc.,
6.50%, 6/30/29	1,960	1,764
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
9.00%, 11/15/20	30	21
Huntsman International LLC,
4.88%, 11/15/20	745	739
8.63%, 3/15/21	890	955
PQ Corp.,
8.75%, 5/1/18(2) (4)	920	952

		4,910

Coal Operations - 3.5%
Alpha Natural Resources, Inc.,
6.00%, 6/1/19	918	284
6.25%, 6/1/21	770	235
CONSOL Energy, Inc.,
5.88%, 4/15/22(2)	2,445	2,274
Foresight Energy LLC/Foresight Energy Corp.,
7.88%, 8/15/21(2)	10,250	10,122
Peabody Energy Corp.,
6.00%, 11/15/18	1,170	1,062
6.25%, 11/15/21	7,040	6,019

		19,996

Commercial Finance - 1.6%
CIT Group, Inc.,
6.63%, 4/1/18(2)	885	960
5.50%, 2/15/19(2)	1,130	1,192
3.88%, 2/19/19	600	599
5.38%, 5/15/20	415	439
5.00%, 8/15/22	1,425	1,464
International Lease Finance Corp.,
3.88%, 4/15/18	700	700
6.25%, 5/15/19	1,990	2,174
8.63%, 1/15/22	820	1,017
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
6.88%, 4/15/22(2)	750	686

		9,231

Communications Equipment - 1.0%
Alcatel-Lucent USA, Inc.,
6.50%, 1/15/28	50	48
6.45%, 3/15/29	4,595	4,389
CommScope Holding Co., Inc.,
6.63%, 6/1/20(2) (4) (5)	165	170
CommScope, Inc.,
5.00%, 6/15/21(2)	590	581
5.50%, 6/15/24(2)	260	256

		5,444

Construction Materials Manufacturing - 0.2%
USG Corp.,
8.38%, 10/15/18(2)	695	728
5.88%, 11/1/21(2)	285	288

		1,016

Consumer Finance - 3.1%
Ally Financial, Inc.,
8.00%, 3/15/20	2,380	2,808
5.13%, 9/30/24	360	365
First Data Corp.,
7.38%, 6/15/19(2)	505	531
11.25%, 1/15/21	454	515
12.63%, 1/15/21	2,307	2,740
10.63%, 6/15/21	429	486
11.75%, 8/15/21	364	418
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.88%, 8/1/21(2)	1,850	1,757
Navient Corp.,
4.88%, 6/17/19	1,120	1,123

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.7% continued
Consumer Finance - 3.1% continued
5.00%, 10/26/20	$1,000	$981
Navient LLC,
5.50%, 1/15/19	390	399
5.50%, 1/25/23	1,335	1,278
6.13%, 3/25/24	705	693
Provident Funding Associates L.P./PFG Finance Corp.,
6.75%, 6/15/21(2)	510	495
Springleaf Finance Corp.,
6.00%, 6/1/20	60	59
7.75%, 10/1/21	1,105	1,238
8.25%, 10/1/23	440	493
Stearns Holdings, Inc.,
9.38%, 8/15/20(2)	282	282
Walter Investment Management Corp.,
7.88%, 12/15/21	1,380	1,232

		17,893

Consumer Products - 2.7%
Central Garden and Pet Co.,
8.25%, 3/1/18	1,310	1,320
First Quality Finance Co., Inc.,
4.63%, 5/15/21(2)	2,180	1,995
Harbinger Group, Inc.,
7.88%, 7/15/19	946	1,007
7.75%, 1/15/22	8,414	8,498
Spectrum Brands, Inc.,
6.13%, 12/15/24(2) (4)	2,620	2,659

		15,479

Consumer Services - 1.8%
Anna Merger Sub, Inc.,
7.75%, 10/1/22(2)	825	835
APX Group, Inc.,
6.38%, 12/1/19	230	220
8.75%, 12/1/20	1,390	1,174
8.75%, 12/1/20(2) (4)	230	194
Multi-Color Corp.,
6.13%, 12/1/22(2) (4)	2,050	2,050
RR Donnelley & Sons Co.,
8.25%, 3/15/19	910	1,051
7.63%, 6/15/20	1,065	1,169
7.88%, 3/15/21	790	873
7.00%, 2/15/22	215	231
6.50%, 11/15/23	400	410
6.00%, 4/1/24	370	365
Service Corp. International,
5.38%, 5/15/24	455	464
United Rentals North America, Inc.,
7.38%, 5/15/20	505	545
8.25%, 2/1/21	835	910

		10,491

Containers & Packaging - 1.3%
Berry Plastics Corp.,
9.75%, 1/15/21	2,870	3,193
Owens-Brockway Glass Container, Inc.,
5.00%, 1/15/22(2) (4)	415	423
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
7.88%, 8/15/19	655	690
9.88%, 8/15/19	1,925	2,041
5.75%, 10/15/20	300	308
6.88%, 2/15/21	505	527
8.25%, 2/15/21	415	425

		7,607

Department Stores - 0.3%
Dillard’s, Inc.,
7.75%, 7/15/26	495	551
7.75%, 5/15/27	465	520
JC Penney Corp., Inc.,
5.75%, 2/15/18	245	213
8.13%, 10/1/19	230	202

		1,486

Distributors - Consumer Discretionary - 0.5%
LKQ Corp.,
4.75%, 5/15/23	3,060	2,938

Electrical Equipment Manufacturing - 0.3%
General Cable Corp.,
5.75%, 10/1/22	290	212
WESCO Distribution, Inc.,
5.38%, 12/15/21	1,590	1,604

		1,816

Entertainment Content - 0.4%
AMC Networks, Inc.,
7.75%, 7/15/21	368	394

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.7% continued
Entertainment Content - 0.4% continued
WMG Acquisition Corp.,
6.75%, 4/15/22(2) (4)	$1,880	$1,711

		2,105

Entertainment Resources - 1.1%
24 Hour Holdings III LLC,
8.00%, 6/1/22(2)	3,765	3,012
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp.,
5.25%, 3/15/21	805	809
Mohegan Tribal Gaming Authority,
11.00%, 9/15/18(2)	380	370
9.75%, 9/1/21	1,500	1,530
Regal Entertainment Group,
5.75%, 3/15/22	535	511

		6,232

Exploration & Production - 8.7%
Antero Resources Corp.,
5.13%, 12/1/22(2) (4)	542	511
Antero Resources Finance Corp.,
5.38%, 11/1/21	410	397
Bonanza Creek Energy, Inc.,
6.75%, 4/15/21	100	88
5.75%, 2/1/23	230	182
BreitBurn Energy Partners L.P./BreitBurn Finance Corp.,
8.63%, 10/15/20	490	421
7.88%, 4/15/22	2,900	2,240
California Resources Corp.,
5.00%, 1/15/20(2)	560	486
5.50%, 9/15/21(2)	1,210	1,035
6.00%, 11/15/24(2)	785	663
Chesapeake Energy Corp.,
6.50%, 8/15/17	415	442
6.63%, 8/15/20	420	446
4.88%, 4/15/22	1,755	1,707
Cimarex Energy Co.,
5.88%, 5/1/22	485	504
4.38%, 6/1/24	295	282
Concho Resources, Inc.,
5.50%, 10/1/22	50	50
5.50%, 4/1/23	561	564
Continental Resources, Inc.,
4.50%, 4/15/23	160	152
3.80%, 6/1/24	315	282
Denbury Resources, Inc.,
5.50%, 5/1/22	140	128
4.63%, 7/15/23	2,035	1,765
EP Energy LLC/Everest Acquisition Finance, Inc.,
9.38%, 5/1/20	2,578	2,604
EXCO Resources, Inc.,
7.50%, 9/15/18	405	310
8.50%, 4/15/22	1,765	1,293
Halcon Resources Corp.,
9.75%, 7/15/20	480	360
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
6.75%, 4/1/22(2)	235	179
Laredo Petroleum, Inc.,
7.38%, 5/1/22	325	304
Legacy Reserves L.P./Legacy Reserves Finance Corp.,
8.00%, 12/1/20	900	747
6.63%, 12/1/21	3,120	2,543
6.63%, 12/1/21(2)	1,850	1,508
Linn Energy LLC/Linn Energy Finance Corp.,
6.50%, 5/15/19	555	474
6.25%, 11/1/19	2,250	1,901
8.63%, 4/15/20	980	853
7.75%, 2/1/21	731	616
Linn Energy LLC/Linn Energy Finance Corp.,
6.50%, 9/15/21	1,625	1,316
Memorial Production Partners L.P./Memorial Production Finance Corp.,
7.63%, 5/1/21	4,131	3,305
Memorial Production Partners L.P./Memorial Production Finance Corp.,
6.88%, 8/1/22(2)	1,120	851
Newfield Exploration Co.,
5.75%, 1/30/22	1,985	1,965
5.63%, 7/1/24	1,045	1,034
Oasis Petroleum, Inc.,
6.88%, 3/15/22	1,350	1,228
QEP Resources, Inc.,
5.38%, 10/1/22	10	9
5.25%, 5/1/23	1,075	1,005

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.7% continued
Exploration & Production - 8.7% continued
Rex Energy Corp.,
8.88%, 12/1/20	$640	$573
6.25%, 8/1/22(2)	2,935	2,187
Rice Energy, Inc.,
6.25%, 5/1/22(2)	620	577
Rosetta Resources, Inc.,
5.63%, 5/1/21	820	750
5.88%, 6/1/22	2,550	2,295
5.88%, 6/1/24	555	494
RSP Permian, Inc.,
6.63%, 10/1/22(2)	1,500	1,395
Sanchez Energy Corp.,
6.13%, 1/15/23(2)	285	239
SandRidge Energy, Inc.,
7.50%, 3/15/21	2,283	1,461
8.13%, 10/15/22	315	198
7.50%, 2/15/23	1,645	1,036
SM Energy Co.,
6.63%, 2/15/19	55
6.13%, 11/15/22(2) (4)	230	216
5.00%, 1/15/24	130	112
Whiting Petroleum Corp.,
5.00%, 3/15/19	665	622
5.75%, 3/15/21	430	399
WPX Energy, Inc.,
5.25%, 9/15/24	290	270

		49,579

Financial Services - 0.9%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.88%, 3/15/19	1,985	1,980
5.88%, 2/1/22	355	357
Morgan Stanley,
8.00%, 5/9/17(6)	1,300	1,167
Opal Acquisition, Inc.,
8.88%, 12/15/21(2)	1,120	1,137
Rio Oil Finance Trust, Series 2014-1,
6.25%, 7/6/24(2)	545	521

		5,162

Food & Beverage - 0.6%
Constellation Brands, Inc.,
3.88%, 11/15/19	140	141
4.25%, 5/1/23	455	452
4.75%, 11/15/24	200	202
DS Services of America, Inc.,
10.00%, 9/1/21(2) (4)	690	797
Post Holdings, Inc.,
6.00%, 12/15/22(2)	1,540	1,444
TreeHouse Foods, Inc.,
4.88%, 3/15/22	325	329

		3,365

Hardware - 0.5%
Zebra Technologies Corp.,
7.25%, 10/15/22(2)	2,980	3,129

Health Care Facilities & Services - 6.5%
Acadia Healthcare Co., Inc.,
6.13%, 3/15/21	5,200	5,304
5.13%, 7/1/22	2,300	2,265
Amsurg Corp.,
5.63%, 11/30/20	693	709
5.63%, 7/15/22(2)	1,155	1,184
BioScrip, Inc.,
8.88%, 2/15/21(2)	530	477
CHS/Community Health Systems, Inc.,
5.13%, 8/15/18	450	466
8.00%, 11/15/19	455	486
5.13%, 8/1/21	415	431
6.88%, 2/1/22	1,490	1,578
DaVita HealthCare Partners, Inc.,
5.75%, 8/15/22	440	466
5.13%, 7/15/24	825	841
Envision Healthcare Corp.,
5.13%, 7/1/22(2)	420	417
Fresenius Medical Care US Finance II, Inc.,
5.63%, 7/31/19(2)	595	635
4.13%, 10/15/20(2) (4)	200	201
5.88%, 1/31/22(2)	365	396
4.75%, 10/15/24(2) (4)	530	535
Fresenius Medical Care US Finance, Inc.,
6.50%, 9/15/18(2)	835	923
HCA Holdings, Inc.,
6.25%, 2/15/21	440	469
HCA, Inc.,
4.25%, 10/15/19	580	589
6.50%, 2/15/20	835	936
4.75%, 5/1/23	230	234
7.50%, 12/15/23	260	291
5.00%, 3/15/24	375	385

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.7% continued
Health Care Facilities & Services - 6.5% continued
8.36%, 4/15/24	$680	$799
7.69%, 6/15/25	1,310	1,474
7.58%, 9/15/25	240	268
7.05%, 12/1/27	70	71
7.50%, 11/6/33	820	861
7.75%, 7/15/36	420	449
IASIS Healthcare LLC/IASIS Capital Corp.,
8.38%, 5/15/19	935	982
Jaguar Holding Co. I,
9.38%, 10/15/17(2) (5)	1,700	1,737
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
9.50%, 12/1/19(2)	630	676
LifePoint Hospitals, Inc.,
5.50%, 12/1/21	365	373
Omnicare, Inc.,
4.75%, 12/1/22	75	76
5.00%, 12/1/24	60	61
Tenet Healthcare Corp.,
6.25%, 11/1/18	870	944
5.00%, 3/1/19(2) (4)	245	245
6.75%, 2/1/20	325	342
6.00%, 10/1/20	660	709
8.13%, 4/1/22	575	643
6.88%, 11/15/31	2,115	1,988
United Surgical Partners International, Inc.,
9.00%, 4/1/20	3,280	3,522
Universal Health Services, Inc.,
4.75%, 8/1/22(2)	855	855

		37,293

Home Improvement - 0.9%
Atrium Windows & Doors, Inc.,
7.75%, 5/1/19(2)	1,040	873
CPG Merger Sub LLC,
8.00%, 10/1/21(2)	520	532
Masco Corp.,
5.95%, 3/15/22	355	394
ServiceMaster (The) Co.,
8.00%, 2/15/20	1,122	1,181
7.00%, 8/15/20	867	897
7.45%, 8/15/27	1,535	1,466

		5,343

Homebuilders - 1.4%
D.R. Horton, Inc.,
4.38%, 9/15/22	130	127
5.75%, 8/15/23	1,340	1,420
K Hovnanian Enterprises, Inc.,
5.00%, 11/1/21	1,520	1,292
KB Home,
7.00%, 12/15/21	1,025	1,078
Lennar Corp.,
4.75%, 11/15/22	1,150	1,127
Ryland Group (The), Inc.,
5.38%, 10/1/22	375	364
Standard Pacific Corp.,
8.38%, 1/15/21	240	272
6.25%, 12/15/21	515	528
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
5.25%, 4/15/21(2)	965	951
Weyerhaeuser Real Estate Co.,
4.38%, 6/15/19(2)	1,070	1,055

		8,214

Industrial Other - 1.0%
AECOM Technology Corp.,
5.88%, 10/15/24(2)	410	419
Building Materials Holding Corp.,
9.00%, 9/15/18(2)	500	525
Kratos Defense & Security Solutions, Inc.,
7.00%, 5/15/19	420	357
Sabine Pass Liquefaction LLC,
6.25%, 3/15/22	510	517
SBA Telecommunications, Inc.,
5.75%, 7/15/20	280	285
SGH Escrow Corp.,
10.00%, 1/15/19(2) (4) (7)	3,160	3,018
Signode Industrial Group Lux S.A./Signode Industrial Group US, Inc.,
6.38%, 5/1/22(2)	485	473

		5,594

Internet Media - 1.2%
Ancestry.com, Inc.,
9.63%, 10/15/18(2) (5)	1,600	1,568
11.00%, 12/15/20	4,270	4,809
IAC/InterActiveCorp,
4.88%, 11/30/18	410	417

		6,794

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.7% continued
Machinery Manufacturing - 0.7%
Case New Holland, Inc.,
7.88%, 12/1/17	$1,130	$1,243
Cleaver-Brooks, Inc.,
8.75%, 12/15/19(2)	1,190	1,252
Manitowoc (The) Co., Inc.,
8.50%, 11/1/20	595	643
Terex Corp.,
6.50%, 4/1/20	395	409
6.00%, 5/15/21	625	637

		4,184

Managed Care - 0.3%
MPH Acquisition Holdings LLC,
6.63%, 4/1/22(2) (4)	590	603
WellCare Health Plans, Inc.,
5.75%, 11/15/20	913	943

		1,546

Manufactured Goods - 0.2%
EnPro Industries, Inc.,
5.88%, 9/15/22(2)	1,230	1,242

Medical Equipment & Devices Manufacturing - 0.9%
DJO Finance LLC/DJO Finance Corp.,
9.88%, 4/15/18	475	482
Halyard Health, Inc.,
6.25%, 10/15/22(2) (4)	1,700	1,725
Physio-Control International, Inc.,
9.88%, 1/15/19(2)	2,532	2,684

		4,891

Metals & Mining - 2.5%
Alcoa, Inc.,
5.13%, 10/1/24	405	429
6.75%, 1/15/28	165	186
Century Aluminum Co.,
7.50%, 6/1/21(2)	5,000	5,125
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
9.00%, 10/15/17	5,240	5,384
Shale-Inland Holdings LLC/Shale-Inland
Finance Corp.,
8.75%, 11/15/19(2)	3,070	3,101

		14,225

Oil & Gas Services & Equipment - 0.4%
Forum Energy Technologies, Inc.,
6.25%, 10/1/21	2,170	2,040
Hercules Offshore, Inc.,
8.75%, 7/15/21(2)	220	101
Parker Drilling Co.,
6.75%, 7/15/22	40	30
Pioneer Energy Services Corp.,
6.13%, 3/15/22	205	156

		2,327

Pharmaceuticals - 1.1%
Endo Finance LLC & Endo Finco, Inc.,
7.00%, 7/15/19(2) (4)	515	537
7.25%, 1/15/22(2)	165	177
5.38%, 1/15/23(2)	1,270	1,245
Valeant Pharmaceuticals International,
6.88%, 12/1/18(2)	289	298
6.38%, 10/15/20(2)	2,870	2,999
7.25%, 7/15/22(2)	740	789

		6,045

Pipeline - 1.7%
Access Midstream Partners L.P./ACMP Finance Corp.,
5.88%, 4/15/21	300	313
6.13%, 7/15/22	825	877
4.88%, 5/15/23	345	350
4.88%, 3/15/24	370	376
Energy Transfer Equity L.P.,
7.50%, 10/15/20	655	727
5.88%, 1/15/24	510	518
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
4.50%, 7/15/23	928	893
Regency Energy Partners L.P./Regency Energy Finance Corp.,
5.88%, 3/1/22	1,115	1,112
5.50%, 4/15/23	485	468
4.50%, 11/1/23	1,220	1,119
Regency Energy Partners L.P./Regency Energy Finance Corp.,
5.75%, 9/1/20	515	516
Rose Rock Midstream L.P./Rose Rock Finance Corp.,
5.63%, 7/15/22	450	421
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
4.13%, 11/15/19(2) (4)	860	828

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.7% continued
Pipeline - 1.7% continued
6.88%, 2/1/21	$10	$10
6.38%, 8/1/22	265	268
5.25%, 5/1/23	100	96
4.25%, 11/15/23	190	173
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.50%, 10/15/19(2) (4)	365	362
6.25%, 10/15/22(2) (4)	490	489

		9,916

Power Generation - 1.0%
Calpine Corp.,
6.00%, 1/15/22(2)	245	261
Dynegy Finance I, Inc./Dynegy Finance II, Inc.,
6.75%, 11/1/19(2) (4)	270	275
NRG Energy, Inc.,
7.63%, 1/15/18	1,500	1,646
8.25%, 9/1/20	1,810	1,932
7.88%, 5/15/21	185	199
6.25%, 7/15/22	1,180	1,207

		5,520

Property & Casualty Insurance - 0.2%
Hockey Merger Sub 2, Inc.,
7.88%, 10/1/21(2)	1,010	1,005

Publishing & Broadcasting - 3.9%
Clear Channel Worldwide Holdings, Inc.,
7.63%, 3/15/20	2,930	3,040
7.63%, 3/15/20	1,535	1,616
6.50%, 11/15/22	2,855	2,905
6.50%, 11/15/22	1,085	1,117
Cumulus Media Holdings, Inc.,
7.75%, 5/1/19	1,095	1,106
Gannett Co., Inc.,
5.13%, 10/15/19	1,115	1,140
5.13%, 7/15/20	590	602
4.88%, 9/15/21(2)	95	94
5.50%, 9/15/24(2)	145	145
iHeartCommunications, Inc.,
10.00%, 1/15/18	100	86
6.88%, 6/15/18	308	280
9.00%, 12/15/19	285	281
11.25%, 3/1/21	1,167	1,202
7.25%, 10/15/27	405	326
Nielsen Finance LLC/Nielsen Finance Co.,
5.00%, 4/15/22(2) (4)	860	864
Sirius XM Holdings, Inc.,
5.88%, 10/1/20(2)	2,060	2,122
Sirius XM Radio, Inc.,
4.25%, 5/15/20(2)	95	94
5.75%, 8/1/21(2)	4,000	4,090
Univision Communications, Inc.,
6.88%, 5/15/19(2)	125	130
7.88%, 11/1/20(2)	1,000	1,065

		22,305

Real Estate - 1.8%
Crown Castle International Corp.,
4.88%, 4/15/22	486	491
Iron Mountain, Inc.,
8.38%, 8/15/21	77	80
5.75%, 8/15/24	2,145	2,159
iStar Financial, Inc.,
4.00%, 11/1/17	700	681
5.00%, 7/1/19	595	577
MPT Operating Partnership L.P./MPT Finance Corp.,
5.50%, 5/1/24	1,060	1,105
Realogy Group LLC/Realogy Co-Issuer Corp.,
5.25%, 12/1/21(2) (4)	3,530	3,433
Rialto Holdings LLC/Rialto Corp.,
7.00%, 12/1/18(2)	1,052	1,068
Sabra Health Care L.P./Sabra Capital Corp.,
5.50%, 2/1/21	485	504

		10,098

Retail - Consumer Discretionary - 2.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.,
6.75%, 5/20/20	1,274	1,312
7.00%, 5/20/22	1,161	1,202
Builders FirstSource, Inc.,
7.63%, 6/1/21(2)	730	748
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.75%, 1/15/22	1,140	1,114
First Cash Financial Services, Inc.,
6.75%, 4/1/21	1,220	1,269

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.7% continued
Retail - Consumer Discretionary - 2.0% continued
Hertz (The) Corp.,
5.88%, 10/15/20	$495	$499
L Brands, Inc.,
5.63%, 10/15/23	180	195
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.,
7.50%, 8/1/18(2) (5)	74	75
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.,
7.88%, 10/1/22(2) (4)	415	403
Party City Holdings, Inc.,
8.88%, 8/1/20	3,735	3,987
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
7.38%, 8/1/21	534	559
Toys R Us, Inc.,
7.38%, 10/15/18	150	98

		11,461

Retail - Consumer Staples - 0.2%
KeHE Distributors LLC/KeHE Finance Corp.,
7.63%, 8/15/21(2)	1,145	1,217

Semiconductors - 0.3%
Advanced Micro Devices, Inc.,
7.00%, 7/1/24	250	212
Amkor Technology, Inc.,
6.63%, 6/1/21	1,030	1,020
Freescale Semiconductor, Inc.,
8.05%, 2/1/20	131	138
6.00%, 1/15/22(2)	140	146

		1,516

Software & Services - 1.9%
Activision Blizzard, Inc.,
5.63%, 9/15/21(2) (4)	1,035	1,087
Blackboard, Inc.,
7.75%, 11/15/19(2)	709	711
BMC Software Finance, Inc.,
8.13%, 7/15/21(2)	550	517
IHS, Inc.,
5.00%, 11/1/22(2) (4)	990	980
MSCI, Inc.,
5.25%, 11/15/24(2) (4)	895	926
Nuance Communications, Inc.,
5.38%, 8/15/20(2)	4,380	4,391
Sophia Holding Finance L.P./Sophia Holding Finance, Inc.,
9.63%, 12/1/18(2) (4) (5)	755	759
Sophia L.P./Sophia Finance, Inc.,
9.75%, 1/15/19(2)	1,085	1,158
SunGard Data Systems, Inc.,
7.38%, 11/15/18	128	133
7.63%, 11/15/20	300	318

		10,980

Supermarkets & Pharmacies - 1.2%
New Albertsons, Inc.,
6.63%, 6/1/28	165	131
7.45%, 8/1/29	2,050	1,835
Rite Aid Corp.,
9.25%, 3/15/20	900	982
6.75%, 6/15/21	3,675	3,795
SUPERVALU, Inc.,
7.75%, 11/15/22	135	132

		6,875

Travel & Lodging - 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
5.63%, 10/15/21	705	737

Utilities - 0.2%
IPALCO Enterprises, Inc.,
5.00%, 5/1/18	265	280
NGL Energy Partners L.P./NGL Energy Finance Corp.,
5.13%, 7/15/19(2)	320	307
RJS Power Holdings LLC,
5.13%, 7/15/19(2)	645	637

		1,224

Wireless Telecommunications Services - 2.0%
Hughes Satellite Systems Corp.,
6.50%, 6/15/19	625	670
Sprint Capital Corp.,
6.88%, 11/15/28	2,930	2,578
8.75%, 3/15/32	1,119	1,083
Sprint Communications, Inc.,
9.00%, 11/15/18(2)	245	279
Sprint Corp.,
7.25%, 9/15/21	199	197

NORTHERN FUNDS QUARTERLY REPORT    11    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.7% continued
Wireless Telecommunications Services - 2.0% continued
7.88%, 9/15/23	$450	$444
7.13%, 6/15/24	1,095	1,018
Syniverse Holdings, Inc.,
9.13%, 1/15/19	530	554
T-Mobile USA, Inc.,
6.54%, 4/28/20	1,140	1,177
6.63%, 4/28/21	870	893
6.13%, 1/15/22	505	513
6.00%, 3/1/23	625	627
6.50%, 1/15/24	315	323
6.38%, 3/1/25	760	772

		11,128

Wireline Telecommunications Services - 2.3%
CenturyLink, Inc.,
5.63%, 4/1/20	80	83
6.45%, 6/15/21	868	931
6.75%, 12/1/23	320	350
Cincinnati Bell Telephone Co. LLC,
6.30%, 12/1/28	50	47
Embarq Corp.,
8.00%, 6/1/36	930	1,039
Equinix, Inc.,
5.38%, 1/1/22	790	797
Frontier Communications Corp.,
6.88%, 1/15/25	485	485
9.00%, 8/15/31	1,917	2,023
7.45%, 7/1/35	10	10
Level 3 Communications, Inc.,
5.75%, 12/1/22(2) (4)	710	715
Level 3 Financing, Inc.,
9.38%, 4/1/19	344	363
8.13%, 7/1/19	530	563
8.63%, 7/15/20	1,210	1,305
6.13%, 1/15/21	1,005	1,040
Qwest Capital Funding, Inc.,
7.63%, 8/3/21	260	280
6.88%, 7/15/28	650	650
Qwest Corp.,
6.88%, 9/15/33	1,168	1,172
Windstream Corp.,
7.75%, 10/1/21	370	377
7.50%, 6/1/22	1,031	1,028

		13,258

Total Corporate Bonds (Cost $429,139)		420,461

FOREIGN ISSUER BONDS - 10.7%
Airlines - 0.0%
Virgin Australia Trust, Series 2013-1C,
7.13%, 10/23/18(2)	247	254

Auto Parts Manufacturing - 0.1%
Nexteer Automotive Group Ltd.,
5.88%, 11/15/21(2) (4)	295	295

Banks - 0.2%
Banco Santander Brasil S.A.,
8.00%, 3/18/16(2) (8)	2,400	872
HBOS PLC,
6.00%, 11/1/33(2)	200	226

		1,098

Biotechnology - 0.2%
Grifols Worldwide Operations Ltd.,
5.25%, 4/1/22(2)	1,050	1,074

Cable & Satellite - 1.2%
Altice S.A.,
7.25%, 5/15/22(2) (9)	110	135
7.75%, 5/15/22(2) (4)	2,140	2,144
Numericable Group S.A.,
4.88%, 5/15/19(2) (4)	225	223
5.38%, 5/15/22(2) (9)	195	244
6.00%, 5/15/22(2) (4)	2,095	2,107
6.25%, 5/15/24(2) (4)	345	348
Unitymedia KabelBW GmbH,
6.13%, 1/15/25(2) (4)	1,485	1,533

		6,734

Casinos & Gaming - 0.9%
Great Canadian Gaming Corp.,
6.63%, 7/25/22(2) (10)	5,710	5,185

Chemicals - 0.2%
Braskem Finance Ltd.,
6.45%, 2/3/24	325	326
NOVA Chemicals Corp.,
5.00%, 5/1/25(2) (4)	210	208

MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.7% continued
Chemicals - 0.2% continued
Perstorp Holding AB,
11.00%, 8/15/17(2)	$510	$500

		1,034

Commercial Finance - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
4.50%, 5/15/21(2)	1,775	1,797

Containers & Packaging - 0.1%
Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is,
5.63%, 12/15/16(2)	260	255
6.00%, 6/15/17(2)	510	497

		752

Design, Manufacturing & Distribution - 0.1%
Flextronics International Ltd.,
4.63%, 2/15/20	464	471

Diversified Banks - 0.4%
Royal Bank of Scotland Group PLC,
5.50%, 3/31/15(9) (11)	290	335
6.13%, 12/15/22	1,695	1,845

		2,180

Exploration & Production - 0.5%
Baytex Energy Corp.,
5.13%, 6/1/21(2)	105	89
5.63%, 6/1/24(2)	840	714
MEG Energy Corp.,
6.50%, 3/15/21(2) (4)	15	14
6.38%, 1/30/23(2)	695	620
7.00%, 3/31/24(2)	90	81
OGX Austria GmbH,
8.50%, 6/1/18(2) (12)	2,420	3
8.38%, 4/1/22(2) (12)	1,800	18
Pacific Rubiales Energy Corp.,
5.38%, 1/26/19(2)	1,000	862
Ultra Petroleum Corp.,
5.75%, 12/15/18(2)	285	263

		2,664

Food & Beverage - 0.1%
BRF S.A.,
7.75%, 5/22/18(2) (8)	1,800	589
Cosan Luxembourg S.A.,
9.50%, 3/14/18(2) (8)	600	200

		789

Government Development Banks - 0.4%
Export-Import Bank of Korea,
4.00%, 11/26/15(2) (13)	92,000	2,082

Health Care Facilities & Services - 0.1%
Catamaran Corp.,
4.75%, 3/15/21	425	425

Home Improvement - 0.2%
Masonite International Corp.,
8.25%, 4/15/21(2) (4)	1,010	1,078

Homebuilders - 0.0%
Corp. GEO S.A.B. de C.V.,
8.88%, 3/27/22(2) (12)	1,400	71
Urbi Desarrollos Urbanos S.A.B. de C.V.,
9.50%, 1/21/20(2) (12)	315	32
9.75%, 2/3/22(2) (12)	1,600	160

		263

Industrial Other - 0.2%
Odebrecht Finance Ltd.,
8.25%, 4/25/18(2) (8)	900	286
4.38%, 4/25/25(2)	800	686
Transfield Services Ltd.,
8.38%, 5/15/20(2)	385	410

		1,382

Integrated Oils - 0.1%
Petrobras Global Finance B.V.,
6.25%, 3/17/24	680	647

Machinery Manufacturing - 0.1%
Emeco Pty Ltd.,
9.88%, 3/15/19(2)	450	342

Metals & Mining - 0.9%
ArcelorMittal,
5.75%, 8/5/20	1,811	1,879
7.50%, 10/15/39	845	875
7.25%, 3/1/41	1,530	1,545
Essar Steel Algoma, Inc.,
9.50%, 11/15/19(2) (4)	465	468
First Quantum Minerals Ltd.,
7.00%, 2/15/21(2)	195	176

NORTHERN FUNDS QUARTERLY REPORT    13    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.7% continued
Metals & Mining - 0.9% continued
7.25%, 5/15/22(2)	$300	$270

		5,213

Oil & Gas Services & Equipment - 0.1%
Paragon Offshore PLC,
6.75%, 7/15/22(2)	380	232
7.25%, 8/15/24(2)	950	570

		802

Pipeline - 0.0%
Gibson Energy, Inc.,
6.75%, 7/15/21(2)	100	100

Sovereigns - 1.3%
Brazilian Government International Bond,
10.25%, 1/10/28(2) (8)	2,000	758
Mexican Bonos,
7.75%, 12/14/17(14)	3,400	252
4.75%, 6/14/18(14)	24,000	1,625
8.00%, 12/7/23(14)	6,950	542
7.75%, 11/13/42(14)	40,780	3,190
Philippine Government International Bond,
6.25%, 1/14/36(13)	40,000	1,005

		7,372

Supranationals - 0.5%
International Bank for Reconstruction & Development,
4.25%, 2/5/16(15)	516,000	854
International Finance Corp.,
10.50%, 4/17/18(8)	995	376
7.80%, 6/3/19(16)	106,560	1,848

		3,078

Travel & Lodging - 0.1%
NCL Corp. Ltd.,
5.25%, 11/15/19(2) (4)	420	423

Utilities - 0.5%
EDP Finance B.V.,
4.13%, 1/15/20(2) (4)	370	372
Enel S.p.A.,
8.75%, 9/24/73(1) (2)	1,908	2,216

		2,588

Wireless Telecommunications Services - 1.2%
America Movil S.A.B. de C.V.,
6.45%, 12/5/22(14)	4,000	266
8.46%, 12/18/36(14)	11,400	779
Inmarsat Finance PLC,
4.88%, 5/15/22(2)	735	728
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	1,120	1,113
Intelsat Luxembourg S.A.,
8.13%, 6/1/23	440	449
Telecom Italia S.p.A.,
5.30%, 5/30/24(2)	1,520	1,539
Wind Acquisition Finance S.A.,
4.08%, 7/15/20(1) (2) (4) (9)	210	244
4.75%, 7/15/20(2)	1,775	1,660

		6,778

Wireline Telecommunications Services - 0.7%
Axtel S.A.B. de C.V.,
8.00%, 1/31/20(2)	722	694
Bakrie Telecom Pte Ltd.,
11.50%, 5/7/15(2) (12)	1,550	125
Telecom Italia Capital S.A.,
6.38%, 11/15/33	100	102
6.00%, 9/30/34	720	720
UPCB Finance III Ltd.,
6.63%, 7/1/20(2) (4)	710	745
Virgin Media Finance PLC,
6.00%, 10/15/24(2)	920	963
Virgin Media Secured Finance PLC,
5.38%, 4/15/21(2)	520	537

		3,886

Total Foreign Issuer Bonds (Cost $72,054)		60,786

TERM LOANS - 3.5%(1)
Advertising & Marketing - 0.1%
Advantage Sales and Marketing Inc. Term Loan,
7/25/22(17)	390	385
7.50%, 7/25/22	220	216
Advantage Sales and Marketing Inc., Delayed Draw Term Loan,
4.25%, 7/23/21	3	2
Advantage Sales and Marketing Inc., Initial Term Loan,
4.25%, 7/23/21	107	106

		709

MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.5%(1) continued
Automobiles Manufacturing - 0.0%
FCA US LLC, Term Loan B,
5/24/17(17)	$115	$114

Casinos & Gaming - 0.4%
Scientific Games International Inc. - Term B-2 Loan,
6.00%, 9/17/21	1,535	1,510
Station Casinos LLC, B Term Loan,
4.25%, 3/1/20	718	719

		2,229

Chemicals - 0.1%
Axalta Coating Systems US Holdings, Inc. Term B Loan,
3.75%, 2/1/20	466	453

Commercial Finance - 0.1%
Delos Finance Sarl,
3.50%, 3/6/21	450	445

Consumer Finance - 0.0%
Walter Investment Management Corp., Tranche B Term Loan,
12/18/20(17)	259	233

Consumer Services - 0.2%
Aramark Corporation - U.S. Term F Loan,
3.25%, 2/24/21	670	658
SourceHOV LLC, Term B Loan,
7.75%, 10/31/19	451	435

		1,093

Entertainment Resources - 0.2%
Mohegan Tribal Gaming Authority, Term B Loan,
5.50%, 11/19/19	1,153	1,122

Food & Beverage - 0.8%
Milk Specialties Co., Initial Term Loan,
7.50%, 11/9/18	4,854	4,709

Health Care Facilities & Services - 0.2%
United Surgical Partners International, Inc., New Tranche B Term Loan,
4.75%, 4/3/19	966	956

Oil & Gas Services & Equipment - 0.1%
Pinnacle Holdco S.a.r.l., Initial Term Loan,
10.50%, 7/30/20	422	389

Publishing & Broadcasting - 0.2%
Clear Channel Communications, Inc., Tranche B Term Loan,
3.82%, 1/29/16	493	486
Tribune Media Co., Initial Term Loan,
12/27/20(17)	120	118
4.00%, 12/27/20	120	118
Univision Communications, Inc., 2013 Incremental Term Loan,
4.00%, 3/1/20	440	429

		1,151

Real Estate - 0.1%
Realogy Group LLC, Initial Term B Loan 2014,
3.75%, 3/5/20	542	532

Retail - Consumer Discretionary - 0.0%
Neff Rental LLC, Closing Date Loan,
7.25%, 6/9/21	71	69

Retail Staples - 0.1%
Albertson’s LLC, Term B-4 Loan,
4.50%, 8/8/21	495	494

New Albertson’s, Inc. Term B Loan,
4.75%, 6/25/21	331	326

		820

Semiconductors - 0.3%
Avago Technologies Cayman Ltd., Term Loan,
3.75%, 5/6/21	1,049	1,043
Freescale Semiconductor, Inc., Tranche B-4 Term Loan,
4.25%, 3/1/20	501	488

		1,531

Software & Services - 0.1%
Sophia, L.P. - Term B-1 Loan,
4.00%, 7/19/18	305	300

Transportation & Logistics - 0.1%
Navistar, Inc., Tranche B Term Loan,
5.75%, 8/17/17	699	694
OSG Bulk Ships, Inc., Initial Term Loan,
5.25%, 7/22/19	115	112

		806

NORTHERN FUNDS QUARTERLY REPORT    15    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.5%(1) continued
Wireless Telecommunications Services - 0.1%
Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan,
3.75%, 6/30/19	$825	$812

Wireline Telecommunications Services - 0.3%
Integra Telecom Holdings, Inc., Term B Loan,
5.25%, 2/22/19	493	480
Level 3 Financing, Inc., Tranche B-III 2019 Term Loan,
4.00%, 8/1/19	825	818
Level 3 Financing, Inc. Tranche B 2020 Term Loan,
4.00%, 1/15/20	357	355

		1,653

Total Term Loans (Cost $20,453)		20,126

U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Notes - 0.2%
0.63%, 7/15/16	1,290	1,292

Total U.S. Government Obligations (Cost $1,291)		1,292

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 0.4%
Automotive - 0.4%
Ford Motor Co.	32,672	$506
General Motors Co.	48,824	1,705

		2,211

Industrial Services - 0.0%
United Rentals, Inc.*	2,047	209

Total Common Stocks (Cost $1,935)		2,420

PREFERRED STOCKS - 0.7%
Consumer Finance - 0.6%
Ally Financial, Inc.(2)	3,128	3,127

Homebuilders - 0.0%
Hovnanian Enterprises, Inc.,	10,100	154

Real Estate - 0.1%
iStar Financial, Inc., 7.65%	850	21
iStar Financial, Inc., 7.80%	11,500	283
iStar Financial, Inc., 7.88%	19,875	491

		795

Total Preferred Stocks (Cost $3,478)		4,076

CONVERTIBLE PREFERRED STOCKS - 0.8%
Food & Beverage - 0.2%
Tyson Foods, Inc.	18,174	915

Metals & Mining - 0.1%
Alcoa, Inc.	9,408	475
ArcelorMittal, 6.00%	9,786	171

		646

Real Estate - 0.3%
Crown Castle International Corp.	9,063	934
Weyerhaeuser Co., 6.38%	16,676	962

		1,896

Utilities - 0.2%
Dominion Resources, Inc.	11,950	621
Dominion Resources, Inc., 6.13%	612	37
NextEra Energy, Inc., 5.89%	5,209	349

		1,007

Total Convertible Preferred Stocks (Cost $4,322)		4,464

OTHER - 0.0%(18)
Escrow GCB Dynergy Holdings	1,810,000	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 4.0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(19) (20)	22,804,075	22,804

Total Investment Companies (Cost $22,804)		22,804

MULTI-MANAGER FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0 .1%
U.S. Treasury Bill,
0.04%, 2/5/15(21) (22)	$545	$545

Total Short-Term Investments (Cost $545)		545

Total Investments - 99.6% (Cost $582,563)		568,401

Other Assets less Liabilities - 0.4%		2,219

NET ASSETS - 100.0%		$570,620

(1)	Variable rate security. Rate as of December 31, 2014 is disclosed.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Multi-Manager Funds.
(3)	Zero coupon bond reflects effective yield on the date of purchase.
(4)	Restricted security that has been deemed illiquid. At December 31, 2014, the value of these restricted illiquid securities amounted to approximately $42,995,000 or 7.5% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Activision Blizzard, Inc.,
5.63%, 9/15/21	11/17/14	$115

Altice S.A.,
7.75%, 5/15/22	11/21/14	1,260

Antero Resources Corp.,
5.13%, 12/1/22	11/5/14-11/24/14	2,036

APX Group, Inc.,
8.75%, 12/1/20	10/1/09	485

CommScope Holding Co., Inc.,
6.63%, 6/1/20	10/15/14-11/13/14	256

DISH DBS Corp.,
5.88%, 11/15/24	11/1/12-8/19/14	928

DS Services of America, Inc.,
10.00%, 9/1/21	11/14/14	1,267

Dynegy Finance I, Inc./Dynegy Finance II, Inc.,
6.75%, 11/1/19	12/17/14	170

EDP Finance B.V.,
4.13%, 1/15/20	6/24/14	286

Endo Finance LLC & Endo Finco, Inc.,
7.00%, 7/15/19	12/1/14	2,620

Essar Steel Algoma, Inc.,
9.50%, 11/15/19	6/26/14	235

Fresenius Medical Care US Finance II, Inc.,
4.13%, 10/15/20	11/17/14-12/2/14	2,067

Fresenius Medical Care US Finance II, Inc.,
4.75%, 10/15/24	11/18/14	415

Halyard Health, Inc.,
6.25%, 10/15/22	3/26/14-12/16/14	1,846

Huntington Ingalls Industries, Inc.,
5.00%, 12/15/21	4/23/14-12/2/14	528

IHS, Inc.,
5.00%, 11/1/22	11/12/14-12/2/14	229

KLX, Inc.,
5.88%, 12/1/22	8/14/13	672

Level 3 Communications, Inc.,
5.75%, 12/1/22	10/24/14-11/17/14	530

Masonite International Corp.,
8.25%, 4/15/21	10/2/14	1,700

MEG Energy Corp.,
6.50%, 3/15/21	3/5/14	245

Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.,
7.88%, 10/1/22	7/8/11-11/30/11	536

MPH Acquisition Holdings LLC,
6.63%, 4/1/22	12/23/14	2,870

MSCI, Inc.,
5.25%, 11/15/24	10/3/14-10/14/14	607

Multi-Color Corp.,
6.13%, 12/1/22	10/23/14	860

NCL Corp. Ltd.,
5.25%, 11/15/19	10/22/14	365

Nexteer Automotive Group Ltd.,
5.88%, 11/15/21	10/22/14	490

Nielsen Finance LLC/Nielsen Finance Co.,
5.00%, 4/15/22	10/10/14	270

NOVA Chemicals Corp.,
5.00%, 5/1/25	3/28/14-12/17/14	861

Numericable Group S.A.,
4.88%, 5/15/19	11/14/14-11/20/14	3,532

Numericable Group S.A.,
6.00%, 5/15/22	11/13/14-12/5/14	413

Numericable Group S.A.,
6.25%, 5/15/24	9/12/13-10/21/14	1,063

Owens-Brockway Glass Container, Inc.,
5.00%, 1/15/22	10/21/14-12/17/14	991

PQ Corp.,
8.75%, 5/1/18	11/5/14-11/20/14	907

NORTHERN FUNDS QUARTERLY REPORT    17    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Realogy Group LLC/Realogy Co-Issuer Corp.,
5.25%, 12/1/21	11/17/14-11/20/14	$709

Scientific Games International, Inc.,
6.63%, 5/15/21	4/23/14-12/17/14	2,203

Scientific Games International, Inc.,
10.00%, 12/1/22	4/23/14	225

SGH Escrow Corp.,
10.00%, 1/15/19	5/25/10	235

SM Energy Co.,
6.13%, 11/15/22	11/5/14	295

Sophia Holding Finance L.P./Sophia Holding Finance, Inc.,
9.63%, 12/1/18	4/23/14-12/4/14	2,115

Spectrum Brands, Inc.,
6.13%, 12/15/24	4/23/14	345

Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
4.13%, 11/15/19	10/7/14	1,485

Tenet Healthcare Corp.,
5.00%, 3/1/19	10/17/14	210

Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.50%, 10/15/19	12/2/14	13

Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
6.25%, 10/15/22	1/15/14	1,098

Unitymedia KabelBW GmbH,
6.13%, 1/15/25	11/5/14	420

UPCB Finance III Ltd.,
6.63%, 7/1/20	11/7/14	456

Wind Acquisition Finance S.A.,
4.08%, 7/15/20	2/8/13	756

WMG Acquisition Corp.,
6.75%, 4/15/22	11/13/14	369

(5)	Security is payment-in-kind bond.
(6)	Principal amount is denoted in Australian Dollar.
(7)	When-Issued Security.
(8)	Principal amount is denoted in Brazilian Real.
(9)	Principal amount is denoted in Euro.
(10)	Principal amount is denoted in Canadian Dollar.
(11)	Perpetual maturity security.
(12)	Issuer has defaulted on terms of debt obligation.
(13)	Principal amount is denoted in Philippine Peso.
(14)	Principal amount is denoted in Mexican Peso.
(15)	Principal amount is denoted in Chilean Peso.
(16)	Principal amount is denoted in Indian Rupee.
(17)	Position is unsettled. Contract rate was not determined at December 31, 2014 and does not take effect until settlement date.
(18)	Security listed as “escrow” is considered to be worthless.
(19)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(20)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of Northern Institutional Funds was approximately $29,369,000 with net sales of approximately $6,565,000 during the nine months ended December 31, 2014.
(21)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
(22)	Discount rate at time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2014, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY (000S)	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
UBS	Mexican Peso	50,100	United States Dollar	3,671	1/23/15	$280
Barclays	Euro	680	United States Dollar	862	1/30/15	39

Total						$319

At December 31, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
U.S. Treasury Long Bond	(60)	$8,674	Short	3/15	$(236)

At December 31, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF LONG TERM INVESTMENTS
AAA	0.5%
AA	0.3
A	2.0
BBB	1.8
BB	25.3
B	39.4
CCC or Below	24.0
Non-Rated	2.4
Cash Equivalents	4.3

Total	100.0%

MULTI-MANAGER FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2014 (UNAUDITED)

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and Standard & Poor’s. We report the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	96.7%
All other currencies less than 5%	3.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—		$13,276	(1)	$—	$13,276
Convertible Bonds	—		18,151	(1)	—	18,151
Corporate Bonds
Financial Services	—		3,995		1,167	5,162
All Other Industries	—		415,299	(1)	—	415,299
Foreign Issuer Bonds
Sovereigns	—		6,367		1,005	7,372
Supranationals	—		1,230		1,848	3,078
All Other Industries	—		50,336	(1)	—	50,336
Term Loans	—		20,126	(1)	—	20,126
U.S. Government Obligations	—		1,292	(1)	—	1,292
Common Stocks	2,420	(1)	—		—	2,420
Preferred Stocks
Consumer Finance	—		3,127		—	3,127
All Other Industries	949	(1)	—		—	949
Convertible Preferred Stocks
Metals & Mining	475		171		—	646
All Other Industries	3,818	(1)	—		—	3,818
Investment Companies	22,804		—		—	22,804
Short-Term Investments	—		545		—	545

Total Investments	$30,466		$533,915		$4,020	$568,401

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—		$319		$—	$319
Liabilities
Futures Contracts	(236)		—		—	(236)

Total Other Financial Instruments	$(236)		$319		$—	$83

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1 and Level 2 classifications based on levels assigned to the securities on March 31, 2014.

NORTHERN FUNDS QUARTERLY REPORT    19    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	DECEMBER 31, 2014 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S) (1)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/14 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/14 (000S)
Convertible Bonds
Wireline Telecom Services	$125	$(2)	$18	$(28)	$—	$(113)	$—	$—	$—	$—
Corporate
Bonds
Financial Services	—	—	—	—	—	—	1,167	—	1,167	(162)
Foreign Issuer
Bonds
Sovereigns	—	—	—	—	—	—	1,005	—	1,005	98
Supranationals	—	—	—	—	—	—	1,848	—	1,848	60

Total	$125	$(2)	$18	$(28)	$—	$(113)	$4,020	$—	$4,020	$(4)

(1)	The Transfers Into Level 3, noted above, were due to the Fund receiving an evaluated price from a third party vendor.

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$584,363
Gross tax appreciation of investments	$16,515
Gross tax depreciation of investments	(32,493)

Net tax depreciation of investments	$(15,978)

MULTI-MANAGER FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	DECEMBER 31, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
FUND ALLOCATION - INVESTMENT COMPANIES - 99.3%
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund(1)	126,281	$3,088
FlexShares International Quality Dividend Index Fund(1)	245,727	6,060
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	52,374	2,999
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund(1)	62,808	3,045
FlexShares Morningstar Global Upstream Natural Resources Index Fund(1)	50,280	1,540
FlexShares Morningstar U.S. Market Factor Tilt Index Fund(1)	142,356	12,467
FlexShares Quality Dividend Index Fund(1)	344,697	12,478
FlexShares STOXX Global Broad Infrastructure Index Fund(1)	51,976	2,347
Northern Funds - Bond Index Fund(1)	1,943,967	20,878
Northern Funds - Global Real Estate Index Fund(1)	230,908	2,314
Northern Funds - High Yield Fixed Income Fund(1)	1,398,125	9,899
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1)	487,529	487

Total Investment Companies (Cost $74,351)		77,602

Total Investments - 99.3% (Cost $74,351)		77,602

Other Assets less Liabilities - 0.7%		539

NET ASSETS - 100.0%		$78,141

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, Northern Institutional Funds and FlexShares Trust.

NF - Northern Funds

NIF - Northern Institutional Funds

TIPS - Treasury Inflation Protected Securities

Percentages shown are based on Net Assets.

At December 31, 2014, the asset class weightings for the Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	16.1%	FlexShares Morningstar U.S. Market Factor Tilt Index
Non U.S. Equity - Developed	3.9	FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index
Non U.S. Equity - Emerging	3.9	FlexShares Morningstar Emerging Markets Factor Tilt Index
Global Real Estate	3.0	NF Global Real Estate Index
U.S. Bonds - High Yield	12.7	NF High Yield Fixed Income
U.S. Bonds - Intermediate	26.9	NF Bond Index
U.S. Bonds - Inflation Protected	4.0	FlexShares iBoxx 5-Year Target Duration TIPS Index
International Quality Dividend	7.8	FlexShares International Quality Dividend Index Fund
Quality Dividend	16.1	FlexShares Quality Dividend Index Fund
Global Infrastructure	3.0	FlexShares STOXX Global Broad Infrastructure Index
Global Natural Resources	2.0	FlexShares Morningstar Global Upstream Natural Resources Index
Cash	0.6	NIF Diversified Assets

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$77,602	$—	$—	$77,602

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

NORTHERN FUNDS QUARTERLY REPORT    1    GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND continued	DECEMBER 31, 2014 (UNAUDITED)

Federal Tax Information:

At December 31, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$74,616

Gross tax appreciation of investments	$4,264
Gross tax depreciation of investments	(1,278)

Net tax appreciation of investments	$2,986

Transactions in affiliated porfolios for the nine months ended December 31, 2014, were as follows:

	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	$3,209	$270	$338	$(18)	$40	$3,088
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	16,348	1,279	12,168	1,219	94	2,999
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	4,978	242	1,989	(16)	64	3,045
FlexShares Morningstar Global Upstream Natural Resources Index Fund	1,638	160	52	3	43	1,540
FlexShares Morningstar U.S. Market Factor Tilt Index Fund	22,477	2,892	10,135	3,506	166	12,467
FlexShares STOXX Global Broad Infrastructure Index Fund	2,435	—	187	16	62	2,347
FlexShares Trust International Quality Dividend Index Fund	—	6,413	154	2	46	6,060
FlexShares Trust Quality Dividend Index Fund	—	12,766	1,013	35	88	12,478
Northern Funds - Bond Index Fund	8,490	13,730	1,586	(34)	257	20,878
Northern Funds - Global Real Estate Index Fund	2,422	33	310	(3)	61	2,314
Northern Funds - High Yield Fixed Income Fund	10,545	1,170	1,111	146	461	9,899
Northern Funds - Short Bond Fund	8,501	661	9,164	(18)	51	—
Northern Institutional Funds - Diversified Assets Portfolio	536	12,928	12,977	—	—	487

	$81,579	$52,544	$51,184	$4,838	$1,433	$77,602

GLOBAL TACTICAL ASSET ALLOCATION FUND    2    NORTHERN FUNDS QUARTERLY REPORT

SECURITY VALUATIONS

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by and subject to oversight by the Funds’ Board of Trustees (the “Board”). Northern Trust Asset Management has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of the Funds’ investment adviser, Northern Trust Investments, Inc. (the “Adviser” and “NTI”), as well as independent control personnel from the Northern Trust Company’s Legal and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process of securities.

The Asset Management PVC is responsible for making the final determination of the fair value of the security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the company; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely traded security; and news events. The Adviser will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valuation occurrences are reported to the Valuation Committee of the Board quarterly.

Quantitative Information about Level 3 Fair Value Measurements

Global Real Estate Index Fund
Amounts in thousands	Fair Value at 12/31/2014	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$1	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1

Global Sustainability Index Fund
Amounts in thousands	Fair Value at 12/31/2014	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$—	Market Comparable Companies	Price to Earnings Multiple/Liquidity Discount	2

International Equity Index Fund
Amounts in thousands	Fair Value at 12/31/2014	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$11	Market Comparable Companies	Price to Earnings Multiple/Liquidity Discount	2

Multi-Manager International Equity Fund
Amounts in thousands	Fair Value at 12/31/2014	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$5	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1

1-	The unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are reviewed based on available restructuring and recovery information. Values are compared to historical averages and general sector trends are taken into account. In general, an increase (decrease) in recovery or reduction (increase) in dilution would, in isolation, result in a significantly higher (lower) fair value measurement.
2-	The significant unobservable inputs used in the fair value measurement is the price to earnings multiple along with liquidity discounts. Significant increases in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	February 26, 2015

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	February 26, 2015